UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21864
                                      ------------------------------------------

                                WisdomTree Trust
--------------------------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                380 Madison Avenue, 21st Floor New York, NY 10017
--------------------------------------------------------------------------------
(Address of principal executive offices)                (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 909-9473
                                                     --------------

Date of fiscal year end: March 31
                         --------

Date of reporting period: December 31, 2007
                          -----------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.


Schedule of Investments (unaudited)
WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
Advertising--0.1%
Omnicom Group, Inc.                                       1,335    $     63,453
                                                                   ------------
Aerospace/Defense--1.7%
Boeing Co. (The)                                          3,958         346,167
DRS Technologies, Inc.                                        4             217
General Dynamics Corp.                                    1,767         157,245
Goodrich Corp.                                              593          41,872
L-3 Communications Holdings, Inc.                           417          44,177
Lockheed Martin Corp.                                     2,119         223,046
Northrop Grumman Corp.                                    2,182         171,592
Raytheon Co.                                              2,417         146,712
Rockwell Collins, Inc.                                      528          38,000
United Technologies Corp.                                 5,666         433,676
                                                                   ------------
Total Aerospace/Defense                                               1,602,704
                                                                   ------------
Agriculture--2.9%
Altria Group, Inc.                                       27,588       2,085,100
Archer-Daniels-Midland Co.                                2,899         134,601
Loews Corp.                                                 802          68,411
Reynolds American, Inc.                                   4,906         323,600
Universal Corp.                                             424          21,717
UST, Inc.                                                 2,256         123,629
Vector Group Ltd.                                         1,676          33,621
                                                                   ------------
Total Agriculture                                                     2,790,679
                                                                   ------------
Apparel--0.2%
Cherokee, Inc.                                              487          15,715
NIKE, Inc. Class B                                        1,843         118,394
VF Corp.                                                  1,207          82,873
                                                                   ------------
Total Apparel                                                           216,982
                                                                   ------------
Auto Manufacturers--0.3%
General Motors Corp.                                      6,662         165,817
Oshkosh Truck Corp.                                         360          17,014
Paccar, Inc.                                              1,855         101,060
                                                                   ------------
Total Auto Manufacturers                                                283,891
                                                                   ------------
Auto Parts & Equipment--0.2%
American Axle & Manufacturing Holdings, Inc.                685          12,755
ArvinMeritor, Inc.                                        1,396          16,375
BorgWarner, Inc.                                            400          19,364
Cooper Tire & Rubber Co.                                    878          14,557
Johnson Controls, Inc.                                    2,807         101,164
                                                                   ------------
Total Auto Parts & Equipment                                            164,215
                                                                   ------------
Banks--12.3%
Alabama National BanCorp.                                   224          17,429
Associated Banc-Corp                                      2,185          59,192
BancorpSouth, Inc.                                        1,190          28,096
Bank of America Corp.                                    85,899       3,544,193
Bank of Hawaii Corp.                                        674          34,468
Bank of New York Mellon Corp. (The)                       7,634         372,234
BB&T Corp.                                                9,657         296,180
BOK Financial Corp.                                         425          21,973
Boston Private Financial Holdings, Inc.                       1              27
Capital One Financial Corp.                                 350          16,541

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Central Pacific Financial Corp.                             840    $     15,506
Chemical Financial Corp.                                    599          14,250
Chittenden Corp.                                            566          20,161
Citizens Republic Bancorp, Inc.                           2,517          36,522
City National Corp.                                         558          33,229
Colonial BancGroup, Inc. (The)                            2,948          39,916
Comerica, Inc.                                            3,025         131,678
Commerce Bancorp, Inc.                                      977          37,263
Commerce Bancshares, Inc.                                   613          27,499
Community Bank System, Inc.                                 703          13,969
Corus Bankshares, Inc.(a)                                 2,662          28,404
Cullen/Frost Bankers, Inc.                                  702          35,563
CVB Financial Corp.                                       1,611          16,658
East West Bancorp, Inc.                                     592          14,344
Fifth Third Bancorp                                      10,342         259,894
First Busey Corp.                                           713          14,160
First Charter Corp.                                         477          14,243
First Commonwealth Financial Corp.                        2,001          21,311
First Community Bancorp                                     418          17,238
First Financial Bancorp                                   1,274          14,524
First Financial Bankshares, Inc.                            383          14,420
First Horizon National Corp.(a)                           3,816          69,260
First Midwest Bancorp, Inc.                                 814          24,908
FirstMerit Corp.                                          1,843          36,878
FNB Corp./PA                                              1,702          25,019
Frontier Financial Corp.                                    918          17,047
Fulton Financial Corp.                                    3,382          37,946
Glacier Bancorp, Inc.                                       782          14,655
Hancock Holding Co.                                         434          16,579
Harleysville National Corp.                                 944          13,754
Huntington Bancshares, Inc.                               8,850         130,626
International Bancshares Corp.                              975          20,417
KeyCorp                                                   7,624         178,783
M&T Bank Corp.                                            1,167          95,192
Marshall & Ilsley Corp.                                   3,800         100,624
MB Financial, Inc.                                          450          13,874
National City Corp.                                      18,385         302,617
National Penn Bancshares, Inc.                            1,119          16,942
NBT Bancorp, Inc.                                           599          13,669
Northern Trust Corp.                                      1,033          79,107
Old National Bancorp                                      1,633          24,430
Pacific Capital Bancorp                                   1,010          20,331
Park National Corp.(a)                                      331          21,350
PNC Financial Services Group, Inc. (The)                  4,028         264,438
Provident Bankshares Corp.                                  875          18,716
Regions Financial Corp.                                  13,832         327,127
S&T Bancorp, Inc.                                           558          15,423
South Financial Group, Inc. (The)                         1,358          21,226
State Street Corp.                                        1,451         117,821
SunTrust Banks, Inc.                                      4,992         311,950
Susquehanna Bancshares, Inc.                              1,258          23,198
Synovus Financial Corp.                                   3,863          93,021
TCF Financial Corp.                                       2,531          45,381
TrustCo Bank Corp.                                        2,111          20,941
Trustmark Corp.                                             954          24,193
U.S. Bancorp                                             28,340         899,512
UMB Financial Corp.                                         367          14,078
Umpqua Holdings Corp.                                     1,380          21,169
UnionBanCal Corp.                                         1,913          93,565
United Bankshares, Inc.                                     742          20,791
Valley National Bancorp                                   2,047          39,016
Wachovia Corp.                                           40,137       1,526,410
Webster Financial Corp.                                     826          26,407
Wells Fargo & Co.                                        43,419       1,310,820

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Westamerica Bancorp.                                        442    $     19,691
Whitney Holding Corp.                                     1,222          31,955
Wilmington Trust Corp.                                    1,034          36,397
Zions Bancorp                                             1,267          59,156
                                                                   ------------
Total Banks                                                          11,867,495
                                                                   ------------
Beverages--2.4%
Anheuser-Busch Cos., Inc.                                 6,169         322,885
Brown-Forman Corp. Class A                                  404          30,235
Brown-Forman Corp. Class B                                  477          35,350
Coca-Cola Co. (The)                                      16,968       1,041,327
Coca-Cola Enterprises, Inc.                               1,542          40,138
Molson Coors Brewing Co., Class B                           679          35,050
Pepsi Bottling Group, Inc.                                1,085          42,814
PepsiAmericas, Inc.                                         806          26,856
PepsiCo, Inc.                                            10,443         792,624
                                                                   ------------
Total Beverages                                                       2,367,279
                                                                   ------------
Building Materials--0.2%
Eagle Materials, Inc.                                       455          16,143
Lennox International, Inc.                                  512          21,207
Martin Marietta Materials, Inc.                             177          23,470
Masco Corp.                                               5,374         116,132
Trane, Inc.                                               1,260          58,855
                                                                   ------------
Total Building Materials                                                235,807
                                                                   ------------
Chemicals--2.2%
Air Products & Chemicals, Inc.                            1,074         105,929
Airgas, Inc.                                                268          13,965
Albemarle Corp.                                             389          16,046
Ashland, Inc.                                               567          26,893
Cabot Corp.                                                 593          19,771
Celanese Corp. Series A                                     277          11,723
Chemtura Corp.                                            2,725          21,255
Cytec Industries, Inc.                                        1              62
Dow Chemical Co. (The)                                   12,778         503,710
E.I. du Pont de Nemours & Co.                            10,727         472,954
Eastman Chemical Co.                                        797          48,689
Ecolab, Inc.                                                771          39,483
Ferro Corp.                                                 591          12,251
FMC Corp.                                                   238          12,983
Georgia Gulf Corp.                                          129             854
Hercules, Inc.                                              647          12,519
Huntsman Corp.                                            1,360          34,952
International Flavors & Fragrances, Inc.                    524          25,220
Kronos Worldwide, Inc.                                    1,274          22,231
Lubrizol Corp.                                              488          26,430
Monsanto Co.                                              1,305         145,755
NL Industries, Inc.                                       1,233          14,093
Olin Corp.                                                1,195          23,099
PPG Industries, Inc.                                      1,669         117,214
Praxair, Inc.                                             1,438         127,565
Rohm & Haas Co.                                           1,787          94,836
RPM International, Inc.                                   1,847          37,494
Sensient Technologies Corp.                                 561          15,865
Sherwin-Williams Co. (The)                                  904          52,468

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                         374    $     20,420
UAP Holding Corp.                                           695          26,827
Valhi, Inc.                                               1,128          17,980
Valspar Corp. (The)                                         932          21,007
                                                                   ------------
Total Chemicals                                                       2,142,543
                                                                   ------------
Coal--0.1%
Arch Coal, Inc.                                             510          22,914
Consol Energy, Inc.                                         517          36,976
Foundation Coal Holdings, Inc.                                4             210
Massey Energy Co.                                             1              36
Peabody Energy Corp.                                        521          32,114
Penn Virginia GP Holdings LP                                703          20,134
                                                                   ------------
Total Coal                                                              112,384
                                                                   ------------
Commercial Services--0.5%
ABM Industries, Inc.                                        764          15,578
Advance America, Cash Advance Centers, Inc.               2,017          20,493
Corporate Executive Board Co.                               396          23,800
Deluxe Corp.                                                778          25,588
DeVry, Inc.                                                   4             208
H&R Block, Inc.                                           3,486          64,735
Interactive Data Corp.                                      662          21,853
Manpower, Inc.                                              471          26,800
McKesson Corp.                                              395          25,876
Moody's Corp.                                               908          32,416
Pharmaceutical Product Development, Inc.                    495          19,983
R.R. Donnelley & Sons Co.                                 2,237          84,424
Robert Half International, Inc.                           1,113          30,096
Rollins, Inc.                                               822          15,782
Service Corp. International                               1,468          20,625
Sotheby's Class A                                           511          19,469
Weight Watchers International, Inc.                         510          23,042
Western Union Co. (The)                                     690          16,753
                                                                   ------------
Total Commercial Services                                               487,521
                                                                   ------------
Computers--1.1%
Diebold, Inc.                                               770          22,315
Electronic Data Systems Corp.                             2,023          41,937
Factset Research Systems, Inc.                                2             111
Hewlett-Packard Co.                                       5,288         266,938
Imation Corp.                                               713          14,973
International Business Machines Corp.                     7,001         756,808
                                                                   ------------
Total Computers                                                       1,103,082
                                                                   ------------
Cosmetics/Personal Care--1.9%
Avon Products, Inc.                                       2,702         106,810
Colgate-Palmolive Co.                                     3,113         242,689
Estee Lauder Cos., Inc. (The) Class A                       558          24,334
Procter & Gamble Co.                                     19,958       1,465,317
                                                                   ------------
Total Cosmetics/Personal Care                                         1,839,150
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Distribution/Wholesale--0.2%
Fastenal Co.                                                732    $     29,587
Genuine Parts Co.                                         1,717          79,498
Owens & Minor, Inc.                                         424          17,990
W.W. Grainger, Inc.                                         483          42,272
Watsco, Inc.                                                510          18,748
                                                                   ------------
Total Distribution/Wholesale                                            188,095
                                                                   ------------
Diversified Financial Services--8.5%
American Express Co.                                      4,552         236,795
Ameriprise Financial, Inc.                                  816          44,970
Bear Stearns Cos., (The), Inc.                              555          48,979
BlackRock, Inc.                                             550         119,240
Charles Schwab Corp. (The)                                3,227          82,450
CIT Group, Inc.                                           2,612          62,766
Citigroup, Inc.                                         110,084       3,240,873
CME Group, Inc.                                              91          62,426
Cohen & Steers, Inc.                                        546          16,364
Countrywide Financial Corp.(a)                           11,597         103,677
Discover Financial Services                               2,507          37,806
Eaton Vance Corp.                                           631          28,654
Federal National Mortgage Association                    17,553         701,769
Federated Investors, Inc. Class B                           791          32,558
First Marblehead Corp. (The)(a)                           1,645          25,169
Franklin Resources, Inc.                                    383          43,827
Freddie Mac                                               6,593         224,624
Friedman, Billings, Ramsey Group, Inc.                    4,760          14,946
GAMCO Investors, Inc. Class A                                 3             208
Goldman Sachs Group, Inc.                                   855         183,868
Greenhill & Co., Inc.                                       257          17,085
IndyMac Bancorp, Inc.(a)                                  3,648          21,706
Janus Capital Group, Inc.                                     4             131
Jefferies Group, Inc.                                     1,061          24,456
JPMorgan Chase & Co.                                     37,917       1,655,076
Legg Mason, Inc.                                            620          45,353
Lehman Brothers Holdings, Inc.                            1,784         116,745
Merrill Lynch & Co., Inc.                                 6,826         366,420
Morgan Stanley                                            7,470         396,732
National Financial Partners Corp.                           379          17,286
Nymex Holdings, Inc.                                         94          12,559
NYSE Euronext                                             1,104          96,898
Raymond James Financial, Inc.                               692          22,601
Student Loan Corp. (The)                                    311          34,210
T. Rowe Price Group, Inc.                                 1,013          61,671
Waddell & Reed Financial, Inc. Class A                      689          24,866
                                                                   ------------
Total Diversified Financial Services                                  8,225,764
                                                                   ------------
Electric--5.4%
ALLETE, Inc.                                                528          20,898
Alliant Energy Corp.                                      1,243          50,578
Ameren Corp.                                              3,169         171,791
American Electric Power Co., Inc.                         4,595         213,943
Avista Corp.                                                729          15,703
Black Hills Corp.                                           546          24,079
CenterPoint Energy, Inc.                                  4,226          72,391
Central Vermont Public Service Corp.                          1              31
CH Energy Group, Inc.                                       373          16,613
Cleco Corp.                                                 835          23,213
CMS Energy Corp.                                            944          16,407
Consolidated Edison, Inc.                                 4,324         211,227
Constellation Energy Group, Inc.                          1,045         107,144
Dominion Resources, Inc.                                  6,182         293,336

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
DPL, Inc.                                                 1,383    $     41,006
DTE Energy Co.                                            2,453         107,834
Duke Energy Corp.                                        18,882         380,850
Edison International                                      2,250         120,083
Empire District Electric Co. (The)                          802          18,270
Energy East Corp.                                         2,487          67,671
Entergy Corp.                                             1,611         192,547
Exelon Corp.                                              4,642         378,973
FirstEnergy Corp.                                         2,878         208,195
FPL Group, Inc.                                           3,146         213,236
Great Plains Energy, Inc.                                 1,717          50,342
Hawaiian Electric Industries, Inc.                        1,604          36,523
IDACORP, Inc.                                               650          22,893
Integrys Energy Group, Inc.                               1,389          71,797
ITC Holdings Corp.                                          431          24,317
MDU Resources Group, Inc.                                 1,445          39,896
MGE Energy, Inc.                                            449          15,926
Northeast Utilities                                       1,467          45,932
NorthWestern Corp.                                          755          22,273
NSTAR                                                     1,485          53,787
OGE Energy Corp.                                          1,351          49,028
Ormat Technologies, Inc.                                      3             165
Otter Tail Corp.                                            525          18,165
Pepco Holdings, Inc.                                      2,543          74,586
PG&E Corp.                                                3,610         155,555
Pinnacle West Capital Corp.                               1,767          74,938
PNM Resources, Inc.                                       1,313          28,164
Portland General Electric Co.                               942          26,169
PPL Corp.                                                 2,918         151,999
Progress Energy, Inc.                                     4,307         208,588
Public Service Enterprise Group, Inc.                     2,087         205,027
Puget Energy, Inc.                                        1,555          42,654
SCANA Corp.                                               1,628          68,620
Sierra Pacific Resources                                  1,586          26,930
Southern Co.                                             10,340         400,674
TECO Energy, Inc.                                         3,337          57,430
UIL Holdings Corp.                                          561          20,729
UniSource Energy Corp.                                      492          15,523
Westar Energy, Inc.                                       1,577          40,907
Wisconsin Energy Corp.                                      824          40,137
Xcel Energy, Inc.                                         5,619         126,821
                                                                   ------------
Total Electric                                                        5,182,514
                                                                   ------------
Electrical Components & Equipment--0.4%
Ametek, Inc.                                                320          14,989
Emerson Electric Co.                                      5,600         317,295
Hubbell, Inc. Class B                                       518          26,729
Molex, Inc.                                                 764          20,857
Molex, Inc. Class A                                         680          17,864
                                                                   ------------
Total Electrical Components & Equipment                                 397,734
                                                                   ------------
Electronics--0.1%
Amphenol Corp.                                                4             185
Applera Corp.                                               421          14,280
AVX Corp.                                                 1,093          14,668
Brady Corp. Class A                                         439          15,405

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Gentex Corp.                                              1,332    $     23,670
Jabil Circuit, Inc.                                       1,534          23,424
National Instruments Corp.                                  492          16,398
PerkinElmer, Inc.                                           591          15,378
                                                                   ------------
Total Electronics                                                       123,408
                                                                   ------------
Engineering & Construction--0.0%
Fluor Corp.                                                 202          29,435
                                                                   ------------
Entertainment--0.1%
International Game Technology                             1,431          62,864
Regal Entertainment Group Class A                         2,957          53,433
Warner Music Group Corp.                                  4,433          26,864
                                                                   ------------
Total Entertainment                                                     143,161
                                                                   ------------
Environmental Control--0.2%
Mine Safety Appliances Co.                                  323          16,754
Republic Services, Inc.                                   1,441          45,175
Waste Management, Inc.                                    4,922         160,802
                                                                   ------------
Total Environmental Control                                             222,731
                                                                   ------------
Food--2.2%
B&G Foods, Inc. Class A                                   1,502          15,335
Campbell Soup Co.                                         3,133         111,942
ConAgra Foods, Inc.                                       5,165         122,875
Corn Products International, Inc.                           429          15,766
Del Monte Foods Co.                                       1,839          17,397
Flowers Foods, Inc.                                         840          19,664
General Mills, Inc.                                       2,942         167,694
H.J. Heinz Co. Ltd.                                       3,488         162,820
Hershey Co. (The)                                         1,721          67,807
Hormel Foods Corp.                                          947          38,335
J.M. Smucker Co. (The)                                      573          29,475
Kellogg Co.                                               3,025         158,601
Kraft Foods, Inc. Class A                                16,438         536,373
Kroger Co. (The)                                          2,500          66,775
McCormick & Co., Inc.                                       989          37,493
Ruddick Corp.                                               350          12,135
Safeway, Inc.                                             1,269          43,412
Sara Lee Corp.                                            6,296         101,114
SUPERVALU, Inc.                                           1,282          48,101
SYSCO Corp.                                               5,657         176,555
Tyson Foods, Inc. Class A                                 1,367          20,956
Weis Markets, Inc.                                          368          14,698
Whole Foods Market, Inc.(a)                                 993          40,514
Wm. Wrigley Jr. Co.                                       1,388          81,267
                                                                   ------------
Total Food                                                            2,107,104
                                                                   ------------
Forest Products & Paper--0.6%
International Paper Co.                                   4,358         141,112
Louisiana-Pacific Corp.                                   1,594          21,806
MeadWestvaco Corp.                                        1,841          57,623
Plum Creek Timber Co., Inc.                               1,950          89,778
Potlatch Corp.                                              606          26,931

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Rayonier, Inc.                                            1,118    $     52,814
Schweitzer-Mauduit International, Inc.                        2              52
Temple-Inland, Inc.                                       1,025          21,371
Weyerhaeuser Co.                                          2,357         173,805
                                                                   ------------
Total Forest Products & Paper                                           585,292
                                                                   ------------
Gas--0.6%
AGL Resources, Inc.                                       1,220          45,921
Atmos Energy Corp.                                        1,650          46,265
Energen Corp.                                               231          14,837
Laclede Group, Inc. (The)                                   482          16,504
New Jersey Resources Corp.                                  399          19,958
Nicor, Inc.                                                 785          33,245
NiSource, Inc.                                            4,759          89,897
Northwest Natural Gas Co.                                   391          19,026
Piedmont Natural Gas Co., Inc.                            1,104          28,881
Sempra Energy                                             1,679         103,896
South Jersey Industries, Inc.                               476          17,179
Southern Union Co.                                          957          28,098
Southwest Gas Corp.                                         647          19,261
UGI Corp.                                                 1,122          30,575
Vectren Corp.                                             1,265          36,698
WGL Holdings, Inc.                                          838          27,453
                                                                   ------------
Total Gas                                                               577,694
                                                                   ------------
Hand/Machine Tools--0.2%
Baldor Electric Co.                                         500          16,830
Black & Decker Corp. (The)                                  485          33,780
Kennametal, Inc.                                            621          23,511
Lincoln Electric Holdings, Inc.                             298          21,212
Snap-On, Inc.                                               544          26,243
Stanley Works (The)                                         745          36,117
                                                                   ------------
Total Hand/Machine Tools                                                157,693
                                                                   ------------
Healthcare-Products--2.3%
Baxter International, Inc.                                3,117         180,942
Beckman Coulter, Inc.                                       264          19,219
Becton Dickinson & Co.                                    1,156          96,618
C.R. Bard, Inc.                                             283          26,828
DENTSPLY International, Inc.                                307          13,821
Hillenbrand Industries, Inc.                                552          30,763
Johnson & Johnson                                        23,702       1,580,924
Medtronic, Inc.                                           3,813         191,680
Mentor Corp.                                                411          16,070
Stryker Corp.                                               433          32,354
                                                                   ------------
Total Healthcare-Products                                             2,189,219
                                                                   ------------
Healthcare-Services--0.1%
Brookdale Senior Living, Inc.                             2,287          64,974
Quest Diagnostics, Inc.                                     578          30,576
UnitedHealth Group, Inc.                                    224          13,037
                                                                   ------------
Total Healthcare-Services                                               108,587
                                                                   ------------
Holding Companies-Diversified--0.0%
Compass Diversified Holdings                              1,185          17,657
Leucadia National Corp.                                     489          23,031
                                                                   ------------
Total Holding Companies-Diversified                                      40,688
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Home Builders--0.2%
Centex Corp.                                                462    $     11,670
D.R. Horton, Inc.                                         5,679          74,792
KB Home                                                   1,641          35,446
Lennar Corp. Class A                                      2,035          36,406
MDC Holdings, Inc.                                          535          19,865
Pulte Homes, Inc.                                         1,870          19,710
Ryland Group, Inc. (The)                                    459          12,645
                                                                   ------------
Total Home Builders                                                     210,534
                                                                   ------------
Home Furnishings--0.1%
Ethan Allen Interiors, Inc.                                 553          15,761
Furniture Brands International, Inc.                      1,427          14,356
La-Z-Boy, Inc.(a)                                         2,144          17,002
Sealy Corp.                                               1,114          12,466
Whirlpool Corp.                                             613          50,038
                                                                   ------------
Total Home Furnishings                                                  109,623
                                                                   ------------
Household Products/Wares--0.6%
Avery Dennison Corp.                                      1,262          67,063
Blyth, Inc.                                                 566          12,418
Church & Dwight Co., Inc.                                     2             108
Clorox Co. (The)                                          1,199          78,139
Fortune Brands, Inc.                                      1,151          83,286
Kimberly-Clark Corp.                                      4,384         303,986
Scotts Miracle-Gro Co. (The) Class A                        399          14,931
Tupperware Brands Corp.                                     662          21,866
                                                                   ------------
Total Household Products/Wares                                          581,797
                                                                   ------------
Housewares--0.1%
Newell Rubbermaid, Inc.                                   3,089          79,944
Toro Co. (The)                                                3             163
                                                                   ------------
Total Housewares                                                         80,107
                                                                   ------------
Insurance--3.8%
Alfa Corp.                                                  872          18,896
Allstate Corp. (The)                                      5,818         303,874
AMBAC Financial Group, Inc.(a)                            1,316          33,913
American Family Life Assurance Co., Inc.                  2,073         129,832
American Financial Group, Inc.                              906          26,165
American International Group, Inc.                       11,101         647,187
American National Insurance Co.                             281          34,068
AON Corp.                                                 1,261          60,137
Arthur J. Gallagher & Co.                                 1,686          40,784
Assurant, Inc.                                              373          24,954
Brown & Brown, Inc.                                         713          16,756
Chubb Corp. (The)                                         2,741         149,604
Cigna Corp.                                                   1              54
Cincinnati Financial Corp.                                2,150          85,011
CNA Financial Corp.                                       1,733          58,437
Commerce Group, Inc.                                        862          31,015
Erie Indemnity Co. Class A                                  661          34,299
Fidelity National Title Group, Inc. Class A               6,075          88,756
First American Corp.                                        996          33,984
Genworth Financial, Inc. Class A                          2,469          62,836
Harleysville Group, Inc.                                    489          17,301
Hartford Financial Services Group, Inc. (The)             2,379         207,425
HCC Insurance Holdings, Inc.                                770          22,084
Hilb Rogal & Hobbs Co.                                        1              41
Lincoln National Corp.                                    2,519         146,656

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Loews Corp.                                                 952    $     47,924
Marsh & McLennan Cos., Inc.                               5,412         143,256
MBIA, Inc.                                                1,872          34,875
Mercury General Corp.                                       844          42,040
Metlife, Inc.                                             2,795         172,228
MGIC Investment Corp.                                         1              22
Nationwide Financial Services, Inc. Class A                 492          22,145
Old Republic International Corp.                          3,783          58,296
PMI Group, Inc. (The)                                         3              40
Principal Financial Group, Inc.                           1,222          84,122
Progressive Corp. (The)                                     611          11,707
Protective Life Corp.                                       664          27,237
Prudential Financial, Inc.                                1,831         170,356
Radian Group, Inc.                                            1              12
RLI Corp.                                                     3             170
Safeco Corp.                                                976          54,344
Safety Insurance Group, Inc.                                449          16,442
Selective Insurance Group, Inc.                             700          16,093
StanCorp Financial Group, Inc.                              353          17,784
State Auto Financial Corp.                                  545          14,334
Stewart Information Services Corp.                            2              52
Torchmark Corp.                                             318          19,249
Transatlantic Holdings, Inc.                                255          18,531
Travelers Cos., Inc. (The)                                4,729         254,420
Unitrin, Inc.                                             1,016          48,758
Unum Group                                                1,721          40,943
W.R. Berkley Corp.                                          574          17,111
Zenith National Insurance Corp.                             795          35,560
                                                                   ------------
Total Insurance                                                       3,642,120
                                                                   ------------
Internet--0.0%
United Online, Inc.                                       1,738          20,543
                                                                   ------------
Investment Companies--0.7%
Allied Capital Corp.(a)                                   5,793         124,549
American Capital Strategies Ltd.                          7,073         233,125
Apollo Investment Corp.                                   5,048          86,068
Ares Capital Corp.                                        3,047          44,578
BlackRock Kelso Capital Corp.                             2,459          37,574
Capital Southwest Corp.                                       3             355
Gladstone Capital Corp.                                     741          12,597
Hercules Technology Growth Capital, Inc.                  1,525          18,941
Kohlberg Capital Corp.                                    1,246          14,952
MCG Capital Corp.                                         3,950          45,781
NGP Capital Resources Co.                                   888          13,879
Patriot Capital Funding, Inc.                             1,373          13,854
Prospect Capital Corp.                                    1,233          16,091
TICC Capital Corp.                                        1,497          13,817
                                                                   ------------
Total Investment Companies                                              676,161
                                                                   ------------
Iron/Steel--0.2%
Allegheny Technologies, Inc.                                316          27,302
Carpenter Technology Corp.                                  208          15,635
Mesabi Trust                                                647          13,296
Nucor Corp.                                                 850          50,338
Reliance Steel & Aluminum Co.                               255          13,821
Steel Dynamics, Inc.                                        357          21,266
United States Steel Corp.                                   379          45,825
                                                                   ------------
Total Iron/Steel                                                        187,483
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Leisure Time--0.1%
Brunswick Corp.                                           1,133    $     19,318
Harley-Davidson, Inc.                                     2,147         100,286
Polaris Industries, Inc.(a)                                 453          21,640
                                                                   ------------
Total Leisure Time                                                      141,244
                                                                   ------------
Lodging--0.3%
Boyd Gaming Corp.                                           621          21,157
Choice Hotels International, Inc.                           599          19,887
Harrah's Entertainment, Inc.                              1,189         105,524
Marriott International, Inc. Class A                      1,062          36,299
Starwood Hotels & Resorts Worldwide, Inc.                 1,227          54,025
Wyndham Worldwide Corp                                      558          13,146
                                                                   ------------
Total Lodging                                                           250,038
                                                                   ------------
Machinery-Construction & Mining--0.4%
Caterpillar, Inc.                                         4,374         317,378
Joy Global, Inc.                                            487          32,054
                                                                   ------------
Total Machinery-Construction & Mining                                   349,432
                                                                   ------------
Machinery-Diversified--0.6%
Applied Industrial Technologies, Inc.                       505          14,655
Briggs & Stratton Corp.                                     905          20,507
Cummins, Inc.                                               347          44,197
Deere & Co.                                               3,530         328,715
Flowserve Corp.                                             180          17,316
Graco, Inc.                                                 537          20,009
IDEX Corp.                                                  534          19,293
Manitowoc Co., Inc. (The)                                     1              49
Nordson Corp.                                               264          15,301
Rockwell Automation, Inc.                                   948          65,374
Sauer-Danfoss, Inc.                                         680          17,034
                                                                   ------------
Total Machinery-Diversified                                             562,450
                                                                   ------------
Media--1.6%
Belo Corp. Class A                                        1,258          21,940
CBS Corp. Class A                                           897          23,995
CBS Corp. Class B                                         7,790         212,278
Clear Channel Communications, Inc.                        3,577         123,478
E.W. Scripps Co. (The) Class A                              607          27,321
Entercom Communications Corp.                             1,299          17,783
Gannett Co., Inc.                                         3,575         139,425
GateHouse Media, Inc.                                     4,400          38,632
Idearc, Inc.                                              4,019          70,574
John Wiley & Sons, Inc. Class A                               3             129
Lee Enterprises, Inc.                                     1,142          16,730
McClatchy Co. Class A                                     1,426          17,854
McGraw-Hill Cos., Inc. (The)                              1,935          84,772
Meredith Corp.                                              249          13,690
New York Times Co. (The) Class A                          2,900          50,837
News Corp. Class A                                        4,155          85,136
News Corp. Class B                                        1,657          35,211
Sinclair Broadcast Group, Inc. Class A                    1,614          13,251
Time Warner, Inc.                                        17,631         291,087
Walt Disney Co. (The)                                     6,494         209,626
Washington Post Co. (The) Class B                            32          25,326
                                                                   ------------
Total Media                                                           1,519,075
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Metal Fabricate/Hardware--0.1%
Commercial Metals Co.                                       649    $     19,113
Precision Castparts Corp.                                     4             555
Timken Co. (The)                                            895          29,401
Worthington Industries, Inc.                              1,124          20,097
                                                                   ------------
Total Metal Fabricate/Hardware                                           69,166
                                                                   ------------
Mining--1.3%
Alcoa, Inc.                                               5,442         198,905
Compass Minerals International, Inc.                        454          18,614
Freeport-McMoRan Copper & Gold, Inc. Class B              1,699         174,046
Newmont Mining Corp.                                      1,262          61,623
Southern Copper Corp.                                     7,316         769,131
Titanium Metals Corp.                                       761          20,128
Vulcan Materials Co.                                        729          57,657
                                                                   ------------
Total Mining                                                          1,300,104
                                                                   ------------
Miscellaneous Manufacturing--5.6%
3M Co.                                                    5,607         472,782
A.O. Smith Corp.                                              3             105
Acuity Brands, Inc.                                         382          17,190
AptarGroup, Inc.                                            363          14,850
Barnes Group, Inc.                                          533          17,797
Brink's Co. (The)                                             2             119
Carlisle Cos., Inc.                                         482          17,848
Crane Co.                                                   425          18,233
Danaher Corp.                                               120          10,529
Donaldson Co., Inc.                                         345          16,001
Dover Corp.                                               1,277          58,857
Eastman Kodak Co.                                         2,259          49,404
Eaton Corp.                                               1,006          97,532
General Electric Co.                                     99,501       3,688,503
Harsco Corp.                                                455          29,152
Honeywell International, Inc.                             4,500         277,065
Illinois Tool Works, Inc.                                 3,783         202,542
ITT Industries, Inc.                                        593          39,162
Lancaster Colony Corp.                                      424          16,833
Leggett & Platt, Inc.                                     3,037          52,965
Pall Corp.                                                  667          26,893
Parker Hannifin Corp.                                       666          50,156
Pentair, Inc.                                               788          27,430
Reddy Ice Holdings, Inc.                                    680          17,211
Roper Industries, Inc.                                      212          13,258
SPX Corp.                                                   228          23,450
Teleflex, Inc.                                              374          23,566
Textron, Inc.                                             1,172          83,564
Trinity Industries, Inc.                                    612          16,989
                                                                   ------------
Total Miscellaneous Manufacturing                                     5,379,986
                                                                   ------------
Office Furnishings--0.1%
Herman Miller, Inc.                                         564          18,268
HNI Corp.                                                   531          18,617
Steelcase, Inc. Class A                                   1,560          24,757
                                                                   ------------
Total Office Furnishings                                                 61,642
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Office/Business Equipment--0.2%
Pitney Bowes, Inc.                                        2,780    $    105,751
Xerox Corp.                                               3,263          52,828
                                                                   ------------
Total Office/Business Equipment                                         158,579
                                                                   ------------
Oil & Gas--7.2%
Anadarko Petroleum Corp.                                  1,124          73,836
Apache Corp.                                                766          82,376
Berry Petroleum Co. Class A                                   2              89
Cabot Oil & Gas Corp.                                         4             161
Chesapeake Energy Corp.                                   1,448          56,762
Chevron Corp.                                            18,309       1,708,779
ConocoPhillips                                           11,140         983,662
Crosstex Energy, Inc.                                       609          22,679
Devon Energy Corp.                                        1,088          96,734
Diamond Offshore Drilling, Inc.                             260          36,920
ENSCO International, Inc.                                     4             238
EOG Resources, Inc.                                         455          40,609
Exxon Mobil Corp.                                        28,722       2,690,965
Helmerich & Payne, Inc.                                       3             120
Hess Corp.                                                  683          68,887
Holly Corp.                                                 332          16,895
Marathon Oil Corp.                                        4,308         262,185
Murphy Oil Corp.                                            758          64,309
Noble Energy, Inc.                                          477          37,931
Occidental Petroleum Corp.                                4,109         316,352
Patterson-UTI Energy, Inc.                                1,815          35,429
Pioneer Natural Resources Co.                               406          19,829
Range Resources Corp.                                         2             103
Rowan Cos., Inc.                                            652          25,728
St. Mary Land & Exploration Co.                               4             154
Sunoco, Inc.                                                786          56,938
Tesoro Corp.                                                511          24,375
Valero Energy Corp.                                       1,512         105,885
XTO Energy, Inc.                                          1,712          87,928
                                                                   ------------
Total Oil & Gas                                                       6,916,858
                                                                   ------------
Oil & Gas Services--0.3%
Baker Hughes, Inc.                                          808          65,529
BJ Services Co.                                           1,195          28,991
Halliburton Co.                                           3,181         120,591
Smith International, Inc.                                   535          39,510
Tidewater, Inc.                                             384          21,066
                                                                   ------------
Total Oil & Gas Services                                                275,687
                                                                   ------------
Packaging & Containers--0.2%
Ball Corp.                                                  337          15,165
Bemis Co.                                                 1,152          31,542
Greif, Inc. Class A                                         225          14,708
Packaging Corp. of America                                1,613          45,487
Sealed Air Corp.                                          1,080          24,991
Silgan Holdings, Inc.                                       213          11,063
Sonoco Products Co.                                       1,276          41,700
                                                                   ------------
Total Packaging & Containers                                            184,656
                                                                   ------------
Pharmaceuticals--6.6%
Abbott Laboratories                                      11,838         664,704
Allergan, Inc.                                              357          22,934
AmerisourceBergen Corp.                                     487          21,852
Bristol-Myers Squibb Co.                                 25,553         677,666

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                     1,020    $     58,905
Eli Lilly & Co.                                          12,386         661,289
Merck & Co., Inc.                                        18,975       1,102,636
Pfizer, Inc.                                            113,679       2,583,923
Schering-Plough Corp.                                     4,699         125,181
Wyeth                                                    10,468         462,581
                                                                   ------------
Total Pharmaceuticals                                                 6,381,671
                                                                   ------------
Pipelines--0.5%
El Paso Corp.                                             2,769          47,738
Equitable Resources, Inc.                                   738          39,321
National Fuel Gas Co.                                       761          35,523
ONEOK, Inc.                                               1,170          52,381
Questar Corp.                                               611          33,055
Spectra Energy Corp.                                      7,739         199,820
Williams Cos., Inc. (The)                                 2,392          85,586
                                                                   ------------
Total Pipelines                                                         493,424
                                                                   ------------
Real Estate--0.0%
Forest City Enterprises, Inc. Class A                       153           6,799
Forestar Real Estate Group, Inc.*                           342           8,060
Jones Lang LaSalle, Inc.                                    189          13,449
                                                                   ------------
Total Real Estate                                                        28,308
                                                                   ------------
REITS--4.9%
Acadia Realty Trust                                         391          10,014
Alexandria Real Estate Equities, Inc.                       337          34,263
AMB Property Corp.                                        1,047          60,265
American Campus Communities, Inc.                           561          15,063
American Financial Realty Trust                           4,532          36,347
American Land Lease, Inc.                                     4              79
Apartment Investment & Management Co. Class A             1,995          69,286
Ashford Hospitality Trust, Inc.                           4,933          35,468
AvalonBay Communities, Inc.                                 912          85,856
BioMed Realty Trust, Inc.                                 1,314          30,445
Boston Properties, Inc.                                   1,072          98,420
Brandywine Realty Trust                                   2,719          48,752
BRE Properties, Inc.                                        887          35,950
BRT Realty Trust(a)                                         930          14,229
Camden Property Trust                                     1,047          50,413
CapitalSource, Inc.                                      10,515         184,959
CapLease, Inc.                                            1,662          13,994
CBL & Associates Properties, Inc.                         1,746          41,747
Cedar Shopping Centers, Inc.                              1,441          14,741
Colonial Properties Trust                                 1,530          34,624
Corporate Office Properties Trust                           680          21,420
Cousins Properties, Inc.                                  1,235          27,294
DCT Industrial Trust, Inc.                                3,479          32,389
Developers Diversified Realty Corp.                       2,479          94,921
DiamondRock Hospitality Co.                               1,909          28,597
Digital Realty Trust, Inc.                                  779          29,890
Douglas Emmett, Inc.                                      1,053          23,808
Duke Realty Corp.                                         3,652          95,244
EastGroup Properties, Inc.                                  368          15,401
Entertainment Properties Trust                              611          28,717
Equity One, Inc.                                          1,375          31,666
Equity Residential                                        4,531         165,246
Essex Property Trust, Inc.                                  309          30,124
Extra Space Storage, Inc.                                 1,767          25,250
Federal Realty Investment Trust                             544          44,690
FelCor Lodging Trust, Inc.                                1,611          25,115

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.                       1,212    $     41,935
First Potomac Realty Trust                                  758          13,106
Franklin Street Properties Corp.                          1,918          28,386
General Growth Properties, Inc.                           3,551         146,230
Getty Realty Corp.                                          627          16,728
Glimcher Realty Trust                                     1,383          19,763
GMH Communities Trust                                     2,365          13,055
HCP, Inc.                                                 3,951         137,416
Health Care REIT, Inc.(a)                                 1,631          72,889
Healthcare Realty Trust, Inc.                             1,165          29,579
Hersha Hospitality Trust                                  1,261          11,980
Highwoods Properties, Inc.                                1,149          33,758
Home Properties, Inc.                                       724          32,471
Hospitality Properties Trust                              2,643          85,157
Host Hotels & Resorts, Inc.                               7,281         124,068
HRPT Properties Trust                                     8,056          62,273
Inland Real Estate Corp.                                  1,611          22,812
Investors Real Estate Trust                               1,518          13,616
iStar Financial, Inc.                                     5,147         134,079
Kilroy Realty Corp.                                         476          26,161
Kimco Realty Corp.                                        3,475         126,490
Kite Realty Group Trust                                     723          11,040
LaSalle Hotel Properties                                    797          25,424
Lexington Corporate Properties Trust(a)                   1,902          27,655
Liberty Property Trust                                    2,540          73,177
LTC Properties, Inc.                                        608          15,230
Macerich Co. (The)                                          988          70,207
Mack-Cali Realty Corp.                                    1,715          58,310
Maguire Properties, Inc.                                  1,076          31,710
Medical Properties Trust, Inc.                            2,045          20,839
Mid-America Apartment Communities, Inc.                     483          20,648
National Health Investors, Inc.                             762          21,260
National Retail Properties, Inc.                          1,504          35,164
Nationwide Health Properties, Inc.                        1,714          53,768
Omega Healthcare Investors, Inc.                          1,851          29,709
Parkway Properties, Inc.                                    441          16,308
Pennsylvania Real Estate Investment Trust                   939          27,870
PMC Commercial Trust                                          4              43
Post Properties, Inc.                                       797          27,991
ProLogis                                                  2,380         150,844
PS Business Parks, Inc.                                     286          15,029
Public Storage, Inc.                                      1,443         105,931
Ramco-Gershenson Properties Trust                           643          13,741
Realty Income Corp.                                       1,996          53,932
Regency Centers Corp.                                       930          59,976
Resource Capital Corp.                                    1,921          17,885
Saul Centers, Inc.                                          254          13,571
Senior Housing Properties Trust                           1,964          44,544
Simon Property Group, Inc.                                2,484         215,760
SL Green Realty Corp.                                       622          58,132
Sovran Self Storage, Inc.                                   472          18,927
Strategic Hotels & Resorts, Inc.                          1,437          24,041
Sun Communities, Inc.                                       728          15,339
Sunstone Hotel Investors, Inc.                            1,354          24,765
Tanger Factory Outlet Centers, Inc.                         398          15,009
Taubman Centers, Inc.                                       488          24,005
UDR, Inc.                                                 2,702          53,635
Universal Health Realty Income Trust                        375          13,290
Urstadt Biddle Properties, Inc. Class A                       3              47
U-Store-It Trust                                          2,601          23,825

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Ventas, Inc.                                              1,981    $     89,640
Vornado Realty Trust                                      2,027         178,275
Washington Real Estate Investment Trust                     897          28,175
Weingarten Realty Investors                               1,602          50,367
                                                                   ------------
Total REITS                                                           4,701,677
                                                                   ------------
Retail--4.2%
Abercrombie & Fitch Co.                                     308          24,631
Advance Auto Parts, Inc.                                    342          12,993
American Eagle Outfitters, Inc.                           1,530          31,778
Asbury Automotive Group, Inc.                               926          13,936
Barnes & Noble, Inc.                                        473          16,295
Best Buy Co., Inc.                                        1,508          79,396
Borders Group, Inc.                                       1,109          11,811
Brinker International, Inc.                                 998          19,521
Buckle, Inc. (The)                                          429          14,157
Burger King Holdings, Inc.                                  627          17,876
Circuit City Stores, Inc.                                 2,106           8,845
Costco Wholesale Corp.                                    1,288          89,851
CVS Corp.                                                 3,030         120,443
Darden Restaurants, Inc.                                  1,028          28,486
Family Dollar Stores, Inc.                                1,201          23,095
Foot Locker, Inc.                                         2,365          32,306
Gap, Inc. (The)                                           4,292          91,334
Guess?, Inc.                                                350          13,262
Home Depot, Inc. (The)                                   17,969         484,085
J.C. Penney Co., Inc.                                     1,476          64,929
Jones Apparel Group, Inc.                                 1,119          17,893
Limited Brands, Inc.                                      3,874          73,335
Lowe's Cos., Inc.                                         6,554         148,251
Macy's, Inc.                                              2,714          70,211
McDonald's Corp.                                         10,194         600,528
MSC Industrial Direct Co. Class A                           402          16,269
Nordstrom, Inc.                                           1,462          53,699
Nu Skin Enterprises, Inc. Class A                           789          12,963
OfficeMax, Inc.                                             869          17,954
Penske Auto Group, Inc.                                     830          14,492
RadioShack Corp.                                            929          15,663
Ross Stores, Inc.                                           699          17,873
Ruby Tuesday, Inc.                                        1,218          11,876
Staples, Inc.                                             2,947          67,987
Talbots, Inc.                                               977          11,548
Target Corp.                                              2,599         129,950
Tiffany & Co.                                               662          30,472
TJX Cos., Inc.                                            1,852          53,208
Triarc Cos., Inc. Class B                                 1,487          13,026
Walgreen Co.                                              3,572         136,022
Wal-Mart Stores, Inc.                                    24,933       1,185,064
Wendy's International, Inc.                                 738          19,070
Williams-Sonoma, Inc.                                       709          18,363
Yum! Brands, Inc.                                         2,910         111,366
                                                                   ------------
Total Retail                                                          4,046,113
                                                                   ------------
Savings & Loans--1.0%
Astoria Financial Corp.                                   1,596          37,139
Capitol Federal Financial                                 1,643          50,933
First Niagara Financial Group, Inc.                       2,086          25,115
Guaranty Financial Group, Inc.*                             342           5,467
Hudson City Bancorp, Inc.                                 4,252          63,865
New York Community Bancorp, Inc.                          6,160         108,293
NewAlliance Bancshares, Inc.                              1,213          13,974
Northwest Bancorp, Inc.                                     718          19,077

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
People's United Financial, Inc.                           3,497    $     62,247
Provident Financial Services, Inc.                        1,022          14,737
Sovereign Bancorp, Inc.                                   4,868          55,495
Washington Federal, Inc.                                  1,336          28,203
Washington Mutual, Inc.                                  34,557         470,321
                                                                   ------------
Total Savings & Loans                                                   954,866
                                                                   ------------
Semiconductors--1.8%
Altera Corp.                                              1,241          23,976
Analog Devices, Inc.                                      2,566          81,342
Applied Materials, Inc.                                   5,686         100,983
Intel Corp.                                              38,519       1,026,916
Intersil Corp. Class A                                      952          23,305
KLA -Tencor Corp.                                           812          39,106
Linear Technology Corp.                                   1,913          60,891
Microchip Technology, Inc.                                3,293         103,466
National Semiconductor Corp.                              1,123          25,425
Texas Instruments, Inc.                                   5,985         199,899
Xilinx, Inc.                                              2,449          53,560
                                                                   ------------
Total Semiconductors                                                  1,738,869
                                                                   ------------
Software--2.1%
Automatic Data Processing, Inc.                           4,704         209,469
Broadridge Financial Solutions, Inc.                        756          16,957
CA, Inc.                                                  1,350          33,683
Dun & Bradstreet Corp.                                      279          24,728
Fidelity National Information Services, Inc.                459          19,090
Global Payments, Inc.                                         4             186
IMS Health, Inc.                                            648          14,930
Mastercard, Inc. Class A                                    114          24,533
Microsoft Corp.                                          41,798       1,488,008
Paychex, Inc.                                             4,081         147,814
Quality Systems, Inc.                                       525          16,007
SEI Investments Co.                                         380          12,225
Total System Services, Inc.                                 887          24,836
                                                                   ------------
Total Software                                                        2,032,466
                                                                   ------------
Telecommunications--6.5%
Adtran, Inc.                                                632          13,512
Alaska Communications Systems Group, Inc.                 1,203          18,045
AT&T, Inc.                                               79,001       3,283,282
CenturyTel, Inc.                                            337          13,972
Citizens Communications Co.                               8,882         113,068
Consolidated Communications Holdings, Inc.                1,193          23,741
Corning, Inc.                                             4,674         112,129
Embarq Corp.                                              2,646         131,056
FairPoint Communications, Inc.                            1,645          21,418
Harris Corp.                                                519          32,531
IDT Corp. Class B                                         2,667          22,536
Iowa Telecommunications Services, Inc.                    1,378          22,406
Motorola, Inc.                                            9,868         158,283
NTELOS Holdings Corp.                                       637          18,913
QUALCOMM, Inc.                                            7,647         300,909
Sprint Nextel Corp.                                       6,305          82,785
Telephone & Data Systems, Inc.                                1              63
Telephone & Data Systems, Inc. Special Shares               209          12,038

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Verizon Communications, Inc.                             39,067    $  1,706,837
Virgin Media, Inc.                                        1,209          20,722
Windstream Corp.                                         12,753         166,044
                                                                   ------------
Total Telecommunications                                              6,274,290
                                                                   ------------
Textiles--0.0%
Cintas Corp.                                                861          28,947
                                                                   ------------
Toys/Games/Hobbies--0.1%
Hasbro, Inc.                                              1,307          33,433
Mattel, Inc.                                              4,856          92,458
                                                                   ------------
Total Toys/Games/Hobbies                                                125,891
                                                                   ------------
Transportation--1.2%
Alexander & Baldwin, Inc.                                   447          23,092
Burlington Northern Santa Fe Corp.                        1,890         157,305
C.H. Robinson Worldwide, Inc.                             1,123          60,777
CSX Corp.                                                 2,181          95,920
Expeditors International Washington, Inc.                   580          25,914
FedEx Corp.                                                 453          40,394
JB Hunt Transport Services, Inc.                            822          22,646
Landstar System, Inc.                                         1              42
Norfolk Southern Corp.                                    2,860         144,258
Overseas Shipholding Group, Inc.                            288          21,436
Ryder System, Inc.                                          539          25,338
Union Pacific Corp.                                       1,273         159,914
United Parcel Service, Inc. Class B                       5,244         370,857
                                                                   ------------
Total Transportation                                                  1,147,893
                                                                   ------------
Trucking & Leasing--0.0%
GATX Corp.                                                  595          21,825
TAL International Group, Inc.                             1,025          23,339
                                                                   ------------
Total Trucking & Leasing                                                 45,164
                                                                   ------------
Water--0.0%
Aqua America, Inc.(a)                                     1,190          25,228
California Water Service Group                              345          12,772
                                                                   ------------
Total Water                                                              38,000
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $100,054,065)                                                 96,271,168
                                                                   ============
SHORT-TERM INVESTMENT--0.4%
MONEY MARKET FUND--0.4%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $348,133)                                        348,133         348,133
                                                                   ============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED--0.5%
MONEY MARKET FUND(c)--0.5%
UBS Enhanced Yield Portfolio, 4.87%                         902    $        902
UBS Private Money Market Fund LLC, 4.78%                463,088         463,088
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED
 (Cost: $463,990)(d)                                                    463,990
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES --100.5%
(Cost: $100,866,188)(e)                                              97,083,291

Liabilities in Excess of Other Assets --(0.5)%                         (435,101)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 96,648,190
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $401,454 and the total market value of the collateral held by the Fund was $463,990.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Total Dividend Fund

Sector Breakdown+ as of 12/31/07*


Financials                                       31.1%
Consumer Non-Cyclical                            19.5%
Industrials                                      10.9%
Communications                                    8.2%
Energy                                            8.0%
Consumer Cyclical                                 6.3%
Utilities                                         6.0%
Technology                                        5.2%
Basic Materials                                   4.4%
Diversified                                       0.0% #
Other                                             0.4%

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.
# Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.3%
Agriculture--5.8%
Altria Group, Inc.                                         89,456   $  6,761,085
Reynolds American, Inc.                                    16,321      1,076,533
Universal Corp.                                             1,088         55,727
UST, Inc.                                                   7,389        404,917
Vector Group Ltd.                                           4,616         92,597
                                                                    ------------
Total Agriculture                                                      8,390,859
                                                                    ------------
Apparel--0.0%
Cherokee, Inc.                                                816         26,332
Kellwood Co.                                                1,022         17,006
                                                                    ------------
Total Apparel                                                             43,338
                                                                    ------------
Auto Manufacturers--0.4%
General Motors Corp.                                       23,042        573,515
                                                                    ------------

Auto Parts & Equipment--0.1%
ArvinMeritor, Inc.                                          2,864         33,595
Modine Manufacturing Co.                                    1,453         23,989
Superior Industries International, Inc.                     1,082         19,660
                                                                    ------------
Total Auto Parts & Equipment                                              77,244
                                                                    ------------
Banks--25.8%
AMCORE Financial, Inc.                                        787         17,865
Ameris Bancorp                                                473          7,970
Arrow Financial Corp.                                         541         11,626
Associated Banc-Corp                                        6,393        173,186
BancorpSouth, Inc.                                          3,180         75,080
BancTrust Financial Group, Inc.                               831         10,055
Bank Mutual Corp.                                           2,132         22,535
Bank of America Corp.                                     296,398     12,229,380
Bank of Hawaii Corp.                                        1,892         96,757
BB&T Corp.                                                 34,524      1,058,851
Capitol Bancorp Ltd.                                        1,016         20,442
Central Pacific Financial Corp.                             1,689         31,179
Chemical Financial Corp.                                    1,177         28,001
Chittenden Corp.                                                5            178
Citizens Republic Bancorp, Inc.                             7,242        105,081
City Holding Co.                                              638         21,590
Colonial BancGroup, Inc. (The)                              8,960        121,318
Comerica, Inc.                                              9,985        434,647
Community Bank System, Inc.                                 1,296         25,752
Community Trust Bancorp, Inc.                                 712         19,601
Corus Bankshares, Inc.(a)                                   5,610         59,859
Fifth Third Bancorp                                        38,150        958,710
First Bancorp                                                 639         12,071
First Busey Corp.                                           1,417         28,142
First Commonwealth Financial Corp.                          4,959         52,813
First Community Bancshares, Inc.                              390         12,437
First Financial Bancorp                                     2,416         27,542
First Financial Bankshares, Inc.                              741         27,899
First Horizon National Corp.(a)                            13,302        241,431
First Merchants Corp.                                         862         18,826
First Midwest Bancorp, Inc.                                 2,117         64,780
First South Bancorp, Inc.                                     335          7,434
FirstMerit Corp.                                            5,188        103,812

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares           Value
--------------------------------------------------------------------------------
FNB Corp./PA                                                4,368   $     64,210
Frontier Financial Corp.                                    1,756         32,609
Fulton Financial Corp.                                     10,268        115,207
Harleysville National Corp.                                 1,795         26,153
Huntington Bancshares, Inc.                                30,321        447,538
Independent Bank Corp./MI                                   2,269         21,556
Integra Bank Corp.                                          1,082         15,267
Irwin Financial Corp.                                       1,958         14,391
KeyCorp                                                    27,651        648,416
Lakeland Bancorp, Inc.                                        740          8,577
MainSource Financial Group, Inc.                              709         11,032
Marshall & Ilsley Corp.                                    13,140        347,947
Midwest Banc Holdings, Inc.                                 1,254         15,575
National City Corp.                                        69,052      1,136,596
National Penn Bancshares, Inc.(a)                           2,441         36,957
NBT Bancorp, Inc.                                           1,114         25,421
Old National Bancorp                                        4,170         62,383
Omega Financial Corp.                                         590         17,263
Pacific Capital Bancorp                                     2,269         45,675
Park National Corp.(a)                                        873         56,309
Peoples Bancorp, Inc.                                         380          9,458
PNC Financial Services Group, Inc. (The)                   14,312        939,583
Provident Bankshares Corp.                                  2,018         43,165
Regions Financial Corp.                                    48,323      1,142,839
Renasant Corp.                                                716         15,444
S&T Bancorp, Inc.                                           1,095         30,266
Seacoast Banking Corp. of Florida                           1,247         12,819
South Financial Group, Inc. (The)                           3,466         54,174
State Bancorp, Inc.                                           857         11,141
Sterling Bancorp                                            1,084         14,786
SunTrust Banks, Inc.                                       17,368      1,085,326
Susquehanna Bancshares, Inc.                                3,229         59,543
Synovus Financial Corp.                                    12,323        296,738
TCF Financial Corp.                                         7,425        133,130
TrustCo Bank Corp.(a)                                       5,067         50,265
Trustmark Corp.                                             2,355         59,723
U.S. Bancorp                                               95,052      3,016,950
Umpqua Holdings Corp.                                       3,336         51,174
Union Bankshares Corp.                                        512         10,824
UnionBanCal Corp.                                           6,364        311,263
United Bankshares, Inc.                                     1,825         51,137
Univest Corp. of Pennsylvania                                 519         10,956
Valley National Bancorp                                     5,936        113,140
Wachovia Corp.                                            140,952      5,360,404
Washington Trust Bancorp, Inc.                                471         11,883
Webster Financial Corp.                                     2,150         68,736
Wells Fargo & Co.                                         147,426      4,450,791
WesBanco, Inc.                                              1,136         23,402
Whitney Holding Corp.                                       3,334         87,184
Wilmington Trust Corp.                                      2,884        101,517
Zions Bancorp                                               4,168        194,604
                                                                    ------------
Total Banks                                                           37,098,297
                                                                    ------------
Building Materials--0.3%
Masco Corp.                                                17,512        378,434
                                                                    ------------

Chemicals--2.5%
Dow Chemical Co. (The)                                     41,925      1,652,684
E.I. du Pont de Nemours & Co.                              37,519      1,654,213
Georgia Gulf Corp.                                          1,784         11,810
Innophos Holdings, Inc.                                     1,056         15,713
Kronos Worldwide, Inc.                                      3,230         56,364

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares           Value
--------------------------------------------------------------------------------
NL Industries, Inc.                                         2,426   $     27,729
Olin Corp.                                                  3,306         63,905
Quaker Chemical Corp.                                         495         10,875
RPM International, Inc.                                     5,060        102,718
Spartech Corp.                                              1,542         21,742
                                                                    ------------
Total Chemicals                                                        3,617,753
                                                                    ------------
Coal--0.0%
Penn Virginia GP Holdings LP                                1,616         46,282
                                                                    ------------

Commercial Services--0.1%
Advance America, Cash Advance Centers, Inc.                 4,560         46,330
Deluxe Corp.                                                1,804         59,334
Diamond Management & Technology Consultants, Inc.           1,620         11,777
Landauer, Inc.                                                452         23,436
                                                                    ------------
Total Commercial Services                                                140,877
                                                                    ------------
Computers--0.0%
Imation Corp.                                               1,242         26,082
                                                                    ------------

Distribution/Wholesale--0.0%
Watsco, Inc.                                                1,098         40,362
                                                                    ------------

Diversified Financial Services--14.1%
Advanta Corp. Class B                                       3,255         26,268
CIT Group, Inc.                                             8,796        211,368
Citigroup, Inc.                                           386,492     11,378,323
Countrywide Financial Corp.                                42,208        377,340
Federal National Mortgage Association                      58,206      2,327,076
First Marblehead Corp. (The)(a)                             9,304        142,351
Friedman, Billings, Ramsey Group, Inc.                     10,283         32,289
IndyMac Bancorp, Inc.                                      14,796         88,036
JPMorgan Chase & Co.                                      125,932      5,496,932
Student Loan Corp. (The)                                    1,046        115,060
                                                                    ------------
Total Diversified Financial Services                                  20,195,043
                                                                    ------------
Electric--6.8%
ALLETE, Inc.                                                1,375         54,423
Ameren Corp.                                               10,658        577,770
American Electric Power Co., Inc.                          15,170        706,315
Black Hills Corp.                                           1,297         57,198
CenterPoint Energy, Inc.                                   13,016        222,964
Central Vermont Public Service Corp.                          333         10,270
CH Energy Group, Inc.                                         840         37,414
Cleco Corp.                                                 2,130         59,214
Consolidated Edison, Inc.                                  14,097        688,638
Dominion Resources, Inc.                                   21,110      1,001,670
DPL, Inc.                                                   4,343        128,770
DTE Energy Co.                                              8,315        365,527
Duke Energy Corp.                                          59,701      1,204,169
Empire District Electric Co. (The)                          1,829         41,665
Energy East Corp.                                           7,790        211,966
Great Plains Energy, Inc.                                   5,260        154,223
Hawaiian Electric Industries, Inc.                          4,860        110,662
IDACORP, Inc.                                               1,675         58,994
Integrys Energy Group, Inc.                                 4,286        221,543

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares           Value
--------------------------------------------------------------------------------
MGE Energy, Inc.                                              916   $     32,491
NorthWestern Corp.                                          1,742         51,389
NSTAR                                                       4,474        162,048
OGE Energy Corp.                                            3,749        136,051
Otter Tail Corp.                                            1,090         37,714
Pinnacle West Capital Corp.                                 5,381        228,208
PNM Resources, Inc.                                         3,367         72,222
Portland General Electric Co.                               2,366         65,727
Progress Energy, Inc.                                      14,078        681,798
Puget Energy, Inc.                                          4,584        125,739
SCANA Corp.                                                 5,193        218,885
Southern Co.                                               34,861      1,350,864
TECO Energy, Inc.                                          10,332        177,814
UIL Holdings Corp.                                          1,311         48,441
Westar Energy, Inc.                                         4,470        115,952
Xcel Energy, Inc.                                          18,302        413,076
                                                                    ------------
Total Electric                                                         9,831,814
                                                                    ------------
Entertainment--0.2%
Regal Entertainment Group Class A                           9,141        165,178
Warner Music Group Corp.                                   13,429         81,380
                                                                    ------------
Total Entertainment                                                      246,558
                                                                    ------------
Food--0.4%
B&G Foods, Inc. Class A                                     3,146         32,121
H.J. Heinz Co. Ltd.                                        11,257        525,476
                                                                    ------------
Total Food                                                               557,597
                                                                    ------------
Forest Products & Paper--0.9%
Louisiana-Pacific Corp.                                     4,971         68,003
Plum Creek Timber Co., Inc.                                 6,861        315,880
Potlatch Corp.                                              1,807         80,303
Rayonier, Inc.                                              3,758        177,528
Wausau Paper Corp.                                          2,020         18,160
Weyerhaeuser Co.                                            7,705        568,168
Xerium Technologies, Inc.                                   4,697         24,424
                                                                    ------------
Total Forest Products & Paper                                          1,252,466
                                                                    ------------
Gas--0.7%
AGL Resources, Inc.                                         3,722        140,096
Atmos Energy Corp.                                          4,594        128,816
Chesapeake Utilities Corp.                                    296          9,428
Laclede Group, Inc. (The)                                   1,001         34,274
New Jersey Resources Corp.                                    959         47,969
Nicor, Inc.                                                 2,091         88,554
NiSource, Inc.                                             14,881        281,103
Piedmont Natural Gas Co., Inc.                              2,996         78,375
Vectren Corp.                                               3,636        105,480
                                                                    ------------
Total Gas                                                                914,095
                                                                    ------------
Healthcare-Products--0.0%
LCA-Vision, Inc.                                              864         17,254
                                                                    ------------

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares           Value
--------------------------------------------------------------------------------
Healthcare-Services--0.2%
Brookdale Senior Living, Inc.                               7,418   $    210,745
                                                                    ------------

Holding Companies-Diversified--0.0%
Compass Diversified Holdings                                3,020         44,998
                                                                    ------------

Home Builders--0.2%
D.R. Horton, Inc.                                          15,515        204,333
KB Home                                                     4,622         99,835
Lennar Corp. Class B                                        1,393         23,124
                                                                    ------------
Total Home Builders                                                      327,292
                                                                    ------------
Home Furnishings--0.1%
Furniture Brands International, Inc.                        3,384         34,043
Kimball International, Inc. Class B                         1,217         16,673
La-Z-Boy, Inc.(a)                                           3,560         28,231
                                                                    ------------
Total Home Furnishings                                                    78,947
                                                                    ------------
Household Products/Wares--0.2%
Avery Dennison Corp.                                        3,677        195,396
Ennis, Inc.                                                 1,017         18,306
Standard Register Co. (The)                                 2,024         23,600
                                                                    ------------
Total Household Products/Wares                                           237,302
                                                                    ------------
Housewares--0.2%
Newell Rubbermaid, Inc.                                    10,108        261,595
                                                                    ------------

Insurance--1.0%
Arthur J. Gallagher & Co.                                   4,958        119,934
Baldwin & Lyons, Inc. Class B                                 548         15,048
Cincinnati Financial Corp.                                  6,627        262,032
Commerce Group, Inc.                                        2,146         77,213
Fidelity National Title Group, Inc. Class A                18,906        276,217
LandAmerica Financial Group, Inc.                             656         21,943
MBIA, Inc.                                                  6,792        126,535
Mercury General Corp.                                       2,445        121,785
Old Republic International Corp.                           10,791        166,289
Safety Insurance Group, Inc.                                  773         28,307
Unitrin, Inc.                                               2,834        136,004
Universal Insurance Holdings, Inc.                          1,910         14,153
Zenith National Insurance Corp.                             1,942         86,866
                                                                    ------------
Total Insurance                                                        1,452,326
                                                                    ------------
Internet--0.0%
United Online, Inc.                                         5,116         60,471
                                                                    ------------

Investment Companies--1.2%
American Capital Strategies Ltd.                           24,351        802,609
Apollo Investment Corp.                                    16,687        284,513
Ares Capital Corp.                                          9,124        133,484
BlackRock Kelso Capital Corp.                               6,546        100,023
Gladstone Capital Corp.(a)                                  1,620         27,540
Hercules Technology Growth Capital, Inc.                    3,636         45,159

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares           Value
--------------------------------------------------------------------------------
MCG Capital Corp.                                          10,530   $    122,043
NGP Capital Resources Co.                                   1,707         26,680
Patriot Capital Funding, Inc.                               2,921         29,473
PennantPark Investment Corp.                                2,345         23,497
Prospect Capital Corp.                                      2,855         37,258
TICC Capital Corp.                                          3,660         33,782
                                                                    ------------
Total Investment Companies                                             1,666,061
                                                                    ------------
Iron/Steel--0.0%
Mesabi Trust                                                1,324         27,208
                                                                    ------------

Leisure Time--0.0%
Marine Products Corp.                                       1,378          9,660
                                                                    ------------

Machinery-Diversified--0.0%
Briggs & Stratton Corp.                                     2,095         47,473
                                                                    ------------

Media--1.3%
CBS Corp. Class B                                          26,276        716,020
Entercom Communications Corp.                               3,482         47,669
Gannett Co., Inc.                                          10,873        424,047
GateHouse Media, Inc.                                      10,474         91,962
Idearc, Inc.                                               12,732        223,574
Journal Communications, Inc. Class A                        1,701         15,207
Lee Enterprises, Inc.                                       2,249         32,948
McClatchy Co. Class A                                       3,513         43,983
Media General, Inc. Class A                                 1,031         21,909
New York Times Co. (The) Class A                            8,368        146,691
Sinclair Broadcast Group, Inc. Class A                      3,789         31,108
World Wrestling Entertainment, Inc.                         1,711         25,254
                                                                    ------------
Total Media                                                            1,820,372
                                                                    ------------
Metal Fabricate/Hardware--0.0%
Worthington Industries, Inc.                                3,013         53,872
                                                                    ------------

Mining--1.9%
Compass Minerals International, Inc.                        1,096         44,936
Southern Copper Corp.                                      25,037      2,632,140
                                                                    ------------
Total Mining                                                           2,677,076
                                                                    ------------
Miscellaneous Manufacturing--0.2%
Leggett & Platt, Inc.                                       9,744        169,936
Reddy Ice Holdings, Inc.                                    1,599         40,471
Standex International Corp.                                   601         10,487
                                                                    ------------
Total Miscellaneous Manufacturing                                        220,894
                                                                    ------------
Office Furnishings--0.0%
Steelcase, Inc. Class A                                     3,480         55,228
                                                                    ------------

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares           Value
--------------------------------------------------------------------------------
Office/Business Equipment--0.2%
Pitney Bowes, Inc.                                          8,707   $    331,214
                                                                    ------------

Packaging & Containers--0.2%
Packaging Corp. of America                                  5,072        143,031
Sonoco Products Co.                                         3,430        112,092
                                                                    ------------
Total Packaging & Containers                                             255,123
                                                                    ------------
Pharmaceuticals--8.9%
Bristol-Myers Squibb Co.                                   86,273      2,287,960
Eli Lilly & Co.                                            39,503      2,109,065
Pfizer, Inc.                                              369,203      8,391,984
                                                                    ------------
Total Pharmaceuticals                                                 12,789,009
                                                                    ------------
Pipelines--0.4%
Spectra Energy Corp.                                       24,145        623,424
                                                                    ------------

REITS--9.5%
Agree Realty Corp.                                            578         17,398
AMB Property Corp.                                          3,891        223,966
American Campus Communities, Inc.                           1,571         42,181
American Financial Realty Trust                            13,204        105,896
Apartment Investment & Management Co. Class A               6,861        238,283
Ashford Hospitality Trust, Inc.                            14,519        104,392
Associated Estates Realty Corp.                             1,156         10,913
AvalonBay Communities, Inc.                                 3,056        287,692
BioMed Realty Trust, Inc.                                   3,717         86,123
Brandywine Realty Trust                                     9,287        166,516
BRE Properties, Inc.                                        2,910        117,942
Camden Property Trust                                       3,565        171,655
CapitalSource, Inc.                                        30,931        544,075
CapLease, Inc.                                              4,269         35,945
CBL & Associates Properties, Inc.                           6,205        148,362
Cedar Shopping Centers, Inc.                                4,230         43,273
Colonial Properties Trust                                   4,655        105,343
Corporate Office Properties Trust                           2,128         67,032
Cousins Properties, Inc.(a)                                 3,687         81,483
DCT Industrial Trust, Inc.                                 12,488        116,263
Developers Diversified Realty Corp.                         8,830        338,101
DiamondRock Hospitality Co.                                 6,222         93,206
Digital Realty Trust, Inc.                                  2,262         86,793
Duke Realty Corp.                                          11,658        304,041
EastGroup Properties, Inc.                                  1,227         51,350
Education Realty Trust, Inc.                                2,299         25,841
Entertainment Properties Trust                              1,936         90,992
Equity One, Inc.                                            4,273         98,407
Equity Residential                                         14,779        538,989
Essex Property Trust, Inc.                                  1,021         99,537
Extra Space Storage, Inc.                                   5,150         73,594
FelCor Lodging Trust, Inc.                                  4,834         75,362
First Industrial Realty Trust, Inc.                         3,903        135,044
First Potomac Realty Trust                                  2,036         35,202
Franklin Street Properties Corp.                            6,215         91,982
General Growth Properties, Inc.                            12,811        527,556
Getty Realty Corp.                                          1,851         49,385
Glimcher Realty Trust                                       5,531         79,038
GMH Communities Trust                                       5,059         27,926
HCP, Inc.                                                  13,466        468,346
Health Care REIT, Inc.                                      5,429        242,622

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares           Value
--------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                               3,430   $     87,088
Hersha Hospitality Trust                                    3,171         30,125
Highwoods Properties, Inc.                                  3,384         99,422
Home Properties, Inc.                                       2,127         95,396
Hospitality Properties Trust                                9,612        309,699
Host Hotels & Resorts, Inc.                                25,482        434,213
HRPT Properties Trust                                      27,057        209,151
Inland Real Estate Corp.                                    4,622         65,448
Investors Real Estate Trust                                 4,250         38,123
iStar Financial, Inc.(a)                                   17,979        468,352
Kilroy Realty Corp.                                         1,456         80,022
Kimco Realty Corp.                                         12,076        439,566
Kite Realty Group Trust                                     1,787         27,287
LaSalle Hotel Properties                                    2,623         83,674
Lexington Corporate Properties Trust                        6,484         94,277
Liberty Property Trust                                      8,602        247,824
LTC Properties, Inc.                                        1,508         37,775
Macerich Co. (The)                                          3,484        247,573
Mack-Cali Realty Corp.                                      5,776        196,384
Maguire Properties, Inc.                                    2,872         84,638
Medical Properties Trust, Inc.                              5,756         58,654
Mid-America Apartment Communities, Inc.                     1,550         66,263
Mission West Properties, Inc.                               1,434         13,637
National Health Investors, Inc.                             1,981         55,270
National Retail Properties, Inc.                            4,746        110,961
Nationwide Health Properties, Inc.                          5,341        167,547
Omega Healthcare Investors, Inc.                            5,204         83,524
One Liberty Properties, Inc.                                  828         15,210
Parkway Properties, Inc.                                    1,265         46,780
Pennsylvania Real Estate Investment Trust                   3,255         96,608
Post Properties, Inc.                                       2,281         80,109
PS Business Parks, Inc.                                       752         39,518
Ramco-Gershenson Properties Trust                           1,719         36,735
Realty Income Corp.                                         6,602        178,386
Regency Centers Corp.                                       3,096        199,661
Resource Capital Corp.                                      4,119         38,348
Saul Centers, Inc.                                            666         35,584
Senior Housing Properties Trust                             5,573        126,396
Simon Property Group, Inc.                                  9,179        797,287
Sovran Self Storage, Inc.                                   1,426         57,183
Strategic Hotels & Resorts, Inc.                            4,334         72,508
Sun Communities, Inc.                                       2,261         47,639
Sunstone Hotel Investors, Inc.                              4,518         82,634
Tanger Factory Outlet Centers, Inc.                         1,259         47,477
UDR, Inc.                                                   9,430        187,186
Universal Health Realty Income Trust                          832         29,486
Urstadt Biddle Properties, Inc. Class A                     1,247         19,329
U-Store-It Trust                                            7,341         67,244
Ventas, Inc.                                                6,495        293,899
Vornado Realty Trust                                        6,940        610,372
Washington Real Estate Investment Trust                     2,794         87,760
Weingarten Realty Investors                                 5,494        172,731
Winthrop Realty Trust                                       3,469         18,351
                                                                    ------------
Total REITS                                                           13,664,361
                                                                    ------------
Retail--1.4%
Asbury Automotive Group, Inc.                               2,052         30,883
Borders Group, Inc.                                         2,710         28,862
Cato Corp. (The) Class A                                    1,452         22,738
Foot Locker, Inc.                                           6,257         85,470
Home Depot, Inc. (The)                                     62,701      1,689,164
Kenneth Cole Productions, Inc. Class A                        541          9,462
Lithia Motors, Inc. Class A                                   661          9,076

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares           Value
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                          2,386   $     23,264
Stein Mart, Inc.                                            2,532         12,002
Talbots, Inc.                                               2,440         28,841
Triarc Cos., Inc. Class B                                   2,899         25,395
Tuesday Morning Corp.                                       7,595         38,506
                                                                    ------------
Total Retail                                                           2,003,663
                                                                    ------------
Savings & Loans--2.0%
Astoria Financial Corp.                                     4,620        107,507
Brookline Bancorp, Inc.                                     2,231         22,667
Capitol Federal Financial                                   5,116        158,596
Dime Community Bancshares                                   1,549         19,781
First Financial Holdings, Inc.                                465         12,750
First Niagara Financial Group, Inc.                         5,552         66,846
First Place Financial Corp.                                   780         10,912
Flagstar Bancorp, Inc.                                      1,960         13,661
New York Community Bancorp, Inc.                           20,604        362,218
Northwest Bancorp, Inc.                                     1,693         44,983
OceanFirst Financial Corp.                                    691         10,925
PFF Bancorp, Inc.                                           1,561         18,794
Washington Federal, Inc.                                    3,759         79,352
Washington Mutual, Inc.                                   146,837      1,998,453
                                                                    ------------
Total Savings & Loans                                                  2,927,445
                                                                    ------------
Semiconductors--0.2%
Microchip Technology, Inc.                                  9,068        284,917
                                                                    ------------

Software--0.0%
Computer Programs & Systems, Inc.                             859         19,534
Quality Systems, Inc.                                         934         28,477
                                                                    ------------
Total Software                                                            48,011
                                                                    ------------
Telecommunications--11.7%
Alaska Communications Systems Group, Inc.                   2,851         42,765
AT&T, Inc.                                                233,970      9,723,792
Citizens Communications Co.                                28,258        359,724
Consolidated Communications Holdings, Inc.                  2,642         52,576
D&E Communications, Inc.                                      550          7,948
Embarq Corp.                                                8,592        425,562
FairPoint Communications, Inc.                              3,949         51,416
IDT Corp. Class B                                           6,439         54,410
Iowa Telecommunications Services, Inc.                      3,402         55,317
NTELOS Holdings Corp.                                       1,386         41,150
SureWest Communications                                       914         15,629
Verizon Communications, Inc.                              123,542      5,397,550
Windstream Corp.                                           40,386        525,826
                                                                    ------------
Total Telecommunications                                              16,753,665
                                                                    ------------
Toys/Games/Hobbies--0.2%
Mattel, Inc.                                               15,159        288,627
                                                                    ------------

Transportation--0.0%
Pacer International, Inc.                                   1,730         25,258
                                                                    ------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares           Value
--------------------------------------------------------------------------------
Trucking & Leasing--0.0%
TAL International Group, Inc.                               2,390   $     54,420
                                                                    ------------

Water--0.0%
Middlesex Water Co.                                           663         12,564
                                                                    ------------

TOTAL COMMON STOCKS
(Cost: $161,104,392)                                                 142,761,091
                                                                    ============
INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED--0.6%
MONEY MARKET FUNDS(b)--0.6%
UBS Enhanced Yield Portfolio, 4.87%                        12,087         12,087
UBS Private Money Market Fund LLC, 4.78%                  808,105        808,105
                                                                    ------------

TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED
(Cost: $820,192)(c)                                                      820,192
                                                                    ============


TOTAL INVESTMENTS IN SECURITIES--99.9%
(Cost: $161,924,584)(d)                                              143,581,283

Cash and Other Assets in Excess of
  Liabilities--0.1%                                                      168,401
                                                                    ------------

NET ASSETS--100.0%                                                  $143,749,684
                                                                    ============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $751,144 and the total market value of the collateral held by the Fund was $820,192.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree High-Yielding Equity Fund

Sector Breakdown+ as of 12/31/07*

Financials                                    53.6%
Consumer Non-Cyclical                         15.5%
Communications                                12.9%
Utilities                                      7.5%
Basic Materials                                5.3%
Consumer Cyclical                              2.8%
Industrials                                    0.7%
Technology                                     0.5%
Energy                                         0.5%
Diversified                                    0.0% #
Other                                          0.7%

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.
# Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree Dividend Top 100 Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
Agriculture--3.3%
Altria Group, Inc.                                       24,429   $   1,846,344
Reynolds American, Inc.                                  36,741       2,423,437
UST, Inc.(a)                                             37,808       2,071,878
                                                                  -------------
Total Agriculture                                                     6,341,659
                                                                  -------------
Apparel--0.7%
VF Corp.                                                 19,756       1,356,447
                                                                  -------------

Auto Manufacturers--0.9%
General Motors Corp.                                     67,040       1,668,626
                                                                  -------------

Banks--21.9%
Bank of America Corp.                                    71,338       2,943,406
BB&T Corp.                                               87,803       2,692,918
Comerica, Inc.                                           69,792       3,038,046
Fifth Third Bancorp                                     130,132       3,270,217
KeyCorp                                                 141,371       3,315,150
M&T Bank Corp.                                           21,173       1,727,082
Marshall & Ilsley Corp.                                  80,119       2,121,551
National City Corp.                                     296,391       4,878,597
PNC Financial Services Group, Inc. (The)                 28,821       1,892,099
Regions Financial Corp.                                 130,311       3,081,855
SunTrust Banks, Inc.                                     34,896       2,180,651
Synovus Financial Corp.                                  70,781       1,704,406
U.S. Bancorp                                             82,079       2,605,187
UnionBanCal Corp.                                        41,984       2,053,437
Wachovia Corp.                                           81,142       3,085,830
Wells Fargo & Co.                                        63,719       1,923,677
                                                                  -------------
Total Banks                                                          42,514,109
                                                                  -------------
Beverages--0.6%
Anheuser-Busch Cos., Inc.                                22,911       1,199,162
                                                                  -------------

Building Materials--1.1%
Masco Corp.                                              99,974       2,160,438
                                                                  -------------

Chemicals--3.4%
Dow Chemical Co. (The)                                   48,171       1,898,901
E.I. du Pont de Nemours & Co.                            43,592       1,921,971
PPG Industries, Inc.                                     21,247       1,492,177
Rohm & Haas Co.                                          24,004       1,273,892
                                                                  -------------
Total Chemicals                                                       6,586,941
                                                                  -------------
Commercial Services--0.7%
R.R. Donnelley & Sons Co.                                37,831       1,427,742
                                                                  -------------

Distribution/Wholesale--0.8%
Genuine Parts Co.                                        31,731       1,469,145

                      See Notes to Schedule of Investments.

WisdomTree Dividend Top 100 Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Diversified Financial Services--4.4%
Citigroup, Inc.                                         114,058   $   3,357,867
Federal National Mortgage Association                    50,466       2,017,631
Freddie Mac                                              45,280       1,542,690
JPMorgan Chase & Co.                                     37,868       1,652,938
                                                                  -------------
Total Diversified Financial Services                                  8,571,126
                                                                  -------------
Electric--13.4%
Ameren Corp.                                             42,474       2,302,516
American Electric Power Co., Inc.                        36,214       1,686,124
Consolidated Edison, Inc.                                47,655       2,327,947
Dominion Resources, Inc.                                 33,991       1,612,873
DTE Energy Co.                                           48,602       2,136,544
Duke Energy Corp.                                       103,839       2,094,433
Entergy Corp.                                            10,639       1,271,573
FirstEnergy Corp.                                        19,468       1,408,315
FPL Group, Inc.                                          16,338       1,107,390
PG&E Corp.                                               33,246       1,432,570
PPL Corp.                                                20,635       1,074,877
Progress Energy, Inc.                                    50,252       2,433,703
Public Service Enterprise Group, Inc.                    12,329       1,211,201
Southern Co.                                             52,608       2,038,560
Xcel Energy, Inc.                                        85,295       1,925,108
                                                                  -------------
Total Electric                                                       26,063,734
                                                                  -------------
Environmental Control--0.8%
Waste Management, Inc.                                   47,868       1,563,848
                                                                  -------------

Food--4.9%
Campbell Soup Co.                                        31,988       1,142,931
ConAgra Foods, Inc.                                      59,598       1,417,836
General Mills, Inc.                                      22,365       1,274,805
H.J. Heinz Co. Ltd.                                      34,233       1,597,997
Kraft Foods, Inc. Class A                                47,704       1,556,582
Sara Lee Corp.                                           77,601       1,246,272
SYSCO Corp.                                              41,911       1,308,042
                                                                  -------------
Total Food                                                            9,544,465
                                                                  -------------
Forest Products & Paper--2.6%
International Paper Co.                                  47,569       1,540,284
Plum Creek Timber Co., Inc.                              38,905       1,791,186
Weyerhaeuser Co.                                         23,094       1,702,952
                                                                  -------------
Total Forest Products & Paper                                         5,034,422
                                                                  -------------
Healthcare-Products--0.6%
Johnson & Johnson                                        17,640       1,176,588
                                                                  -------------

Household Products/Wares--1.4%
Clorox Co. (The)                                         18,278       1,191,177
Kimberly-Clark Corp.                                     22,030       1,527,560
                                                                  -------------
Total Household Products/Wares                                        2,718,737
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree Dividend Top 100 Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Housewares--0.8%
Newell Rubbermaid, Inc.                                  63,448   $   1,642,034
                                                                  -------------

Insurance--2.3%
Allstate Corp. (The)                                     28,912       1,510,074
Lincoln National Corp.                                   23,975       1,395,825
Marsh & McLennan Cos., Inc.                              59,751       1,581,608
                                                                  -------------
Total Insurance                                                       4,487,507
                                                                  -------------
Investment Companies--2.8%
American Capital Strategies Ltd.                        164,820       5,432,467
                                                                  -------------

Leisure Time--0.6%
Harley-Davidson, Inc.                                    26,963       1,259,442
                                                                  -------------

Media--2.1%
CBS Corp. Class B                                        72,179       1,966,878
Gannett Co., Inc.                                        54,691       2,132,949
                                                                  -------------
Total Media                                                           4,099,827
                                                                  -------------
Mining--2.0%
Southern Copper Corp.(a)                                 36,892       3,878,456
                                                                  -------------

Miscellaneous Manufacturing--0.9%
General Electric Co.                                     44,703       1,657,140
                                                                  -------------

Office/Business Equipment--0.9%
Pitney Bowes, Inc.                                       47,118       1,792,369
                                                                  -------------

Oil & Gas--0.7%
Chevron Corp.                                            13,548       1,264,435
                                                                  -------------

Pharmaceuticals--3.9%
Bristol-Myers Squibb Co.                                 76,452       2,027,507
Eli Lilly & Co.                                          32,039       1,710,562
Merck & Co., Inc.                                        20,813       1,209,443
Pfizer, Inc.                                            113,920       2,589,402
                                                                  -------------
Total Pharmaceuticals                                                 7,536,914
                                                                  -------------
Pipelines--0.9%
Spectra Energy Corp.                                     67,532       1,743,676
                                                                  -------------

REITS--11.2%
AvalonBay Communities, Inc.                              18,285       1,721,350
Boston Properties, Inc.                                  14,224       1,305,905
Equity Residential                                       68,454       2,496,517
General Growth Properties, Inc.                          56,071       2,309,004
HCP, Inc.                                                89,846       3,124,844
Host Hotels & Resorts, Inc.                             122,782       2,092,205
Kimco Realty Corp.                                       58,072       2,113,821

                      See Notes to Schedule of Investments.

WisdomTree Dividend Top 100 Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
ProLogis                                                 22,998   $   1,457,613
Public Storage, Inc.                                     17,021       1,249,512
Simon Property Group, Inc.                               20,278       1,761,347
Vornado Realty Trust                                     23,349       2,053,545
                                                                  -------------
Total REITS                                                          21,685,663
                                                                  -------------
Retail--2.3%
Home Depot, Inc. (The)                                   62,982       1,696,735
Limited Brands, Inc.                                     84,657       1,602,557
McDonald's Corp.                                         20,874       1,229,687
                                                                  -------------
Total Retail                                                          4,528,979
                                                                  -------------
Savings & Loans--1.0%
Washington Mutual, Inc.                                 139,056       1,892,552
                                                                  -------------

Software--1.4%
Automatic Data Processing, Inc.                          28,001       1,246,885
Paychex, Inc.                                            39,016       1,413,159
                                                                  -------------
Total Software                                                        2,660,044
                                                                  -------------
Telecommunications--3.3%
AT&T, Inc.                                               48,346       2,009,260
Embarq Corp.                                             51,921       2,571,647
Verizon Communications, Inc.                             43,510       1,900,952
                                                                  -------------
Total Telecommunications                                              6,481,859
                                                                  -------------
Toys/Games/Hobbies--0.9%
Mattel, Inc.                                             92,763       1,766,208
                                                                  -------------

TOTAL COMMON STOCKS
(Cost: $211,697,955)                                                193,206,761
                                                                  =============
SHORT-TERM INVESTMENT--0.3%
MONEY MARKET FUND--0.3%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $498,537)                                        498,537         498,537
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--2.4%
MONEY MARKET FUNDS(c)--2.4%
UBS Enhanced Yield Portfolio, 4.87%                   2,182,333       2,182,333
UBS Private Money Market Fund LLC, 4.78%              2,611,267       2,611,267
                                                                  -------------

TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED
(Cost: $4,793,600)(d)                                                 4,793,600
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Dividend Top 100 Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES--102.2%
(Cost: $216,990,092)(e)                                           $ 198,498,898

Liabilities in Excess of Other Assets--(2.2)%                        (4,331,892)
                                                                  -------------

NET ASSETS--100.0%                                                $ 194,167,006
                                                                  =============


(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $4,689,052 and the total market value of the collateral held by the Fund was $4,793,600.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Dividend Top 100  Fund

Sector Breakdown+ as of 12/31/07*


Industrials                                    46.3%
Consumer Non-Cyclical                          15.4%
Utilities                                      13.4%
Basic Materials                                 8.0%
Consumer Cyclical                               7.1%
Communications                                  5.5%
Technology                                      2.3%
Energy                                          1.5%
Other                                           0.5%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
*  A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Advertising--0.1%
Omnicom Group, Inc.                                       4,169   $     198,153
                                                                  -------------
Aerospace/Defense--2.0%
Boeing Co. (The)                                         12,075       1,056,080
General Dynamics Corp.                                    5,412         481,614
Goodrich Corp.                                            1,627         114,882
L-3 Communications Holdings, Inc.                         1,159         122,784
Lockheed Martin Corp.                                     6,464         680,401
Northrop Grumman Corp.                                    6,563         516,114
Raytheon Co.                                              7,301         443,171
Rockwell Collins, Inc.                                    1,492         107,379
United Technologies Corp.                                17,423       1,333,557
                                                                  -------------
Total Aerospace/Defense                                               4,855,982
                                                                  -------------
Agriculture--3.3%
Altria Group, Inc.                                       84,006       6,349,173
Archer-Daniels-Midland Co.                                8,380         389,083
Loews Corp.                                                 976          83,253
Reynolds American, Inc.                                  14,783         975,087
UST, Inc.                                                 6,701         367,215
                                                                  -------------
Total Agriculture                                                     8,163,811
                                                                  -------------
Airlines--0.0%
Southwest Airlines Co.                                    1,325          16,165
                                                                  -------------
Apparel--0.2%
NIKE, Inc. Class B                                        5,616         360,772
VF Corp.                                                  3,506         240,722
                                                                  -------------
Total Apparel                                                           601,494
                                                                  -------------
Auto Manufacturers--0.3%
General Motors Corp.                                     19,547         486,525
Paccar, Inc.                                              5,437         296,208
                                                                  -------------
Total Auto Manufacturers                                                782,733
                                                                  -------------
Auto Parts & Equipment--0.1%
Johnson Controls, Inc.                                    8,223         296,357
                                                                  -------------
Banks--12.7%
Bank of America Corp.                                   263,100      10,855,505
Bank of New York Mellon Corp. (The)                      23,516       1,146,640
BB&T Corp.                                               28,880         885,750
Capital One Financial Corp.                                 834          39,415
Comerica, Inc.                                            8,698         378,624
Commerce Bancorp, Inc.                                    2,656         101,300
Fifth Third Bancorp                                      30,807         774,180
KeyCorp                                                  22,236         521,434
M&T Bank Corp.                                            3,363         274,320
Marshall & Ilsley Corp.                                  10,877         288,023
National City Corp.                                      50,802         836,201
Northern Trust Corp.                                      3,137         240,231
PNC Financial Services Group, Inc. (The)                 12,068         792,264
Regions Financial Corp.                                  41,210         974,617
State Street Corp.                                        4,385         356,062
SunTrust Banks, Inc.                                     14,946         933,976
Synovus Financial Corp.                                  11,146         268,396

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
U.S. Bancorp                                             86,060   $   2,731,544
UnionBanCal Corp.                                         5,505         269,250
Wachovia Corp.(a)                                       121,359       4,615,283
Wells Fargo & Co.                                       132,207       3,991,329
                                                                  -------------
Total Banks                                                          31,274,344
                                                                  -------------
Beverages--2.8%
Anheuser-Busch Cos., Inc.                                18,949         991,791
Coca-Cola Co. (The)                                      52,156       3,200,813
Coca-Cola Enterprises, Inc.                               4,594         119,582
Molson Coors Brewing Co., Class B                         1,767          91,213
Pepsi Bottling Group, Inc.                                3,008         118,696
PepsiCo, Inc.                                            32,246       2,447,471
                                                                  -------------
Total Beverages                                                       6,969,566
                                                                  -------------
Building Materials--0.2%
Masco Corp.                                              15,591         336,922
Trane, Inc.                                               3,506         163,765
                                                                  -------------
Total Building Materials                                                500,687
                                                                  -------------
Chemicals--2.1%
Air Products & Chemicals, Inc.                            3,411         336,427
Dow Chemical Co. (The)                                   39,017       1,538,050
E.I. du Pont de Nemours & Co.                            32,958       1,453,118
Ecolab, Inc.                                              2,441         125,004
Monsanto Co.                                              3,981         444,638
PPG Industries, Inc.                                      5,128         360,139
Praxair, Inc.                                             4,597         407,800
Rohm & Haas Co.                                           5,524         293,159
Sherwin-Williams Co. (The)                                2,585         150,033
                                                                  -------------
Total Chemicals                                                       5,108,368
                                                                  -------------
Coal--0.1%
Consol Energy, Inc.                                       1,257          89,901
Peabody Energy Corp.                                      1,183          72,920
                                                                  -------------
Total Coal                                                              162,821
                                                                  -------------
Commercial Services--0.2%
McKesson Corp.                                            1,060          69,441
Moody's Corp.                                             2,247          80,218
R.R. Donnelley & Sons Co.                                 6,259         236,214
Western Union Co. (The)                                   1,390          33,749
                                                                  -------------
Total Commercial Services                                               419,622
                                                                  -------------
Computers--1.3%
Electronic Data Systems Corp.                             5,158         106,925
Hewlett-Packard Co.                                      16,706         843,319
International Business Machines Corp.                    21,620       2,337,122
                                                                  -------------
Total Computers                                                       3,287,366
                                                                  -------------
Cosmetics/Personal Care--2.2%
Avon Products, Inc.                                       7,948         314,184
Colgate-Palmolive Co.                                     9,437         735,709
Procter & Gamble Co.                                     60,542       4,444,994
                                                                  -------------
Total Cosmetics/Personal Care                                         5,494,887
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Distribution/Wholesale--0.1%
Genuine Parts Co.                                         5,253   $     243,214
W.W. Grainger, Inc.                                       1,284         112,376
                                                                  -------------
Total Distribution/Wholesale                                            355,590
                                                                  -------------
Diversified Financial Services--9.5%
American Express Co.                                     14,701         764,746
Ameriprise Financial, Inc.                                2,440         134,468
Bear Stearns & Co., Inc. (The)                            1,526         134,670
BlackRock, Inc.                                           1,617         350,566
Charles Schwab Corp. (The)                                9,828         251,105
Citigroup, Inc.                                         333,009       9,803,785
CME Group, Inc.                                             282         193,452
Discover Financial Services                               6,743         101,684
Federal National Mortgage Association                    52,488       2,098,470
Franklin Resources, Inc.                                  1,228         140,520
Freddie Mac                                              19,447         662,559
Goldman Sachs Group, Inc.                                 2,531         544,292
JPMorgan Chase & Co.                                    115,351       5,035,071
Legg Mason, Inc.                                          1,718         125,672
Lehman Brothers Holdings, Inc.                            5,233         342,448
Merrill Lynch & Co., Inc.                                20,531       1,102,104
Morgan Stanley                                           22,417       1,190,567
Nymex Holdings, Inc.                                        325          43,423
NYSE Euronext                                             3,139         275,510
T. Rowe Price Group, Inc.                                 2,999         182,579
                                                                  -------------
Total Diversified Financial Services                                 23,477,691
                                                                  -------------
Electric--4.9%
Ameren Corp.                                             10,119         548,551
American Electric Power Co., Inc.                        14,213         661,757
Consolidated Edison, Inc.                                13,404         654,785
Constellation Energy Group, Inc.                          3,237         331,890
Dominion Resources, Inc.                                 19,854         942,072
DTE Energy Co.                                            7,275         319,809
Duke Energy Corp.                                        57,721       1,164,233
Edison International                                      6,974         372,202
Entergy Corp.                                             5,020         599,990
Exelon Corp.                                             14,775       1,206,232
FirstEnergy Corp.                                         9,168         663,213
FPL Group, Inc.                                           9,866         668,717
PG&E Corp.                                               11,378         490,278
PPL Corp.                                                 9,179         478,134
Progress Energy, Inc.                                    13,371         647,558
Public Service Enterprise Group, Inc.                     6,425         631,192
Southern Co.                                             33,523       1,299,017
Xcel Energy, Inc.                                        17,258         389,513
                                                                  -------------
Total Electric                                                       12,069,143
                                                                  -------------
Electrical Components & Equipment--0.4%
Emerson Electric Co.                                     17,078         967,639
                                                                  -------------
Electronics--0.0%
Amphenol Corp. Class A                                      370          17,157
                                                                  -------------
Engineering & Construction--0.0%
Fluor Corp.                                                 502          73,151
                                                                  -------------
Entertainment--0.1%
International Game Technology                             4,179         183,583
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Environmental Control--0.2%
Waste Management, Inc.                                   14,633   $     478,060
                                                                  -------------
Food--2.2%
Campbell Soup Co.                                         9,444         337,434
ConAgra Foods, Inc.                                      15,265         363,154
General Mills, Inc.                                       8,957         510,549
H.J. Heinz Co. Ltd.                                      10,506         490,420
Kellogg Co.                                               9,287         486,917
Kraft Foods, Inc. Class A                                49,858       1,626,868
Kroger Co. (The)                                          7,306         195,143
Safeway, Inc.                                             3,604         123,293
Sara Lee Corp.                                           18,584         298,459
SUPERVALU, Inc.                                           3,518         131,995
SYSCO Corp.                                              16,964         529,446
Wm. Wrigley Jr. Co.                                       4,091         239,528
                                                                  -------------
Total Food                                                            5,333,206
                                                                  -------------
Forest Products & Paper--0.5%
International Paper Co.                                  13,098         424,113
Plum Creek Timber Co., Inc.                               6,440         296,498
Weyerhaeuser Co.                                          7,086         522,521
                                                                  -------------
Total Forest Products & Paper                                         1,243,132
                                                                  -------------
Gas--0.1%
Sempra Energy                                             5,336         330,192
                                                                  -------------
Healthcare-Products--2.6%
Baxter International, Inc.                                9,457         548,979
Becton Dickinson & Co.                                    3,461         289,270
C.R. Bard, Inc.                                             732          69,394
Johnson & Johnson                                        72,321       4,823,811
Medtronic, Inc.                                          11,495         577,854
Stryker Corp.                                             1,245          93,026
                                                                  -------------
Total Healthcare-Products                                             6,402,334
                                                                  -------------
Healthcare-Services--0.1%
Aetna, Inc.                                                 369          21,302
Quest Diagnostics, Inc.                                   1,424          75,330
UnitedHealth Group, Inc.                                    887          51,623
                                                                  -------------
Total Healthcare-Services                                               148,255
                                                                  -------------
Holding Companies-Diversified--0.0%
Leucadia National Corp.                                   1,230          57,933
                                                                  -------------
Household Products/Wares--0.6%
Clorox Co. (The)                                          3,513         228,942
Fortune Brands, Inc.                                      3,445         249,280
Kimberly-Clark Corp.                                     13,230         917,369
                                                                  -------------
Total Household Products/Wares                                        1,395,591
                                                                  -------------
Housewares--0.1%
Newell Rubbermaid, Inc.                                   9,000         232,920
                                                                  -------------
Insurance--3.4%
Allstate Corp. (The)                                     17,509         914,495
American Family Life Assurance Co., Inc.                  6,606         413,734
American International Group, Inc.                       35,982       2,097,751
AON Corp.                                                 3,633         173,258
Assurant, Inc.                                              889          59,474
Chubb Corp. (The)                                         8,427         459,946

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Cigna Corp.                                                 118   $       6,340
CNA Financial Corp.                                       2,930          98,800
Genworth Financial, Inc. Class A                          6,923         176,190
Hartford Financial Services Group, Inc. (The)             7,198         627,594
Lincoln National Corp.                                    7,469         434,845
Loews Corp.                                               2,850         143,469
Marsh & McLennan Cos., Inc.                              16,234         429,714
Metlife, Inc.                                             8,612         530,671
Principal Financial Group, Inc.                           3,714         255,672
Progressive Corp. (The)                                   1,358          26,019
Prudential Financial, Inc.                                5,701         530,421
Travelers Cos., Inc. (The)                               14,548         782,682
Unum Group                                                4,529         107,745
                                                                  -------------
Total Insurance                                                       8,268,820
                                                                  -------------
Investment Companies--0.3%
American Capital Strategies Ltd.                         21,010         692,490
                                                                  -------------
Iron/Steel--0.1%
Allegheny Technologies, Inc.                                773          66,787
Nucor Corp.                                               2,296         135,969
United States Steel Corp.                                   989         119,580
                                                                  -------------
Total Iron/Steel                                                        322,336
                                                                  -------------
Leisure Time--0.1%
Harley-Davidson, Inc.                                     6,237         291,330
                                                                  -------------
Lodging--0.2%
Harrah's Entertainment, Inc.                              3,518         312,223
Marriott International, Inc. Class A                      3,036         103,770
Starwood Hotels & Resorts Worldwide, Inc.                 3,438         151,375
                                                                  -------------
Total Lodging                                                           567,368
                                                                  -------------
Machinery-Construction & Mining--0.4%
Caterpillar, Inc.                                        13,131         952,785
                                                                  -------------
Machinery-Diversified--0.5%
Cummins, Inc.                                               896         114,124
Deere & Co.                                              10,561         983,440
Rockwell Automation, Inc.                                 2,632         181,503
                                                                  -------------
Total Machinery-Diversified                                           1,279,067
                                                                  -------------
Media--1.5%
CBS Corp. Class B                                        23,592         642,882
Clear Channel Communications, Inc.                       10,763         371,539
Gannett Co., Inc.                                        10,436         407,004
McGraw-Hill Cos., Inc. (The)                              5,700         249,717
News Corp. Class A                                       12,628         258,748
News Corp. Class B                                        4,770         101,363
Time Warner, Inc.                                        54,143         893,900
Walt Disney Co. (The)                                    20,814         671,876
                                                                  -------------
Total Media                                                           3,597,029
                                                                  -------------
Metal Fabricate/Hardware--0.0%
Precision Castparts Corp.                                   104          14,425
                                                                  -------------
Mining--1.5%
Alcoa, Inc.                                              16,345         597,410
Freeport-McMoRan Copper & Gold, Inc. Class B              4,999         512,098
Newmont Mining Corp.                                      3,612         176,374

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Southern Copper Corp.                                    21,963   $   2,308,970
Vulcan Materials Co.                                      2,038         161,185
                                                                  -------------
Total Mining                                                          3,756,037
                                                                  -------------
Miscellaneous Manufacturing--6.2%
3M Co.                                                   16,962       1,430,236
Danaher Corp.                                               479          42,027
Dover Corp.                                               3,529         162,652
Eaton Corp.                                               2,906         281,737
General Electric Co.                                    304,867      11,301,419
Honeywell International, Inc.                            13,591         836,798
Illinois Tool Works, Inc.                                11,243         601,950
ITT Industries, Inc.                                      1,630         107,645
Parker Hannifin Corp.                                     1,899         143,014
Textron, Inc.                                             3,412         243,276
                                                                  -------------
Total Miscellaneous Manufacturing                                    15,150,754
                                                                  -------------
Office/Business Equipment--0.2%
Pitney Bowes, Inc.                                        8,123         308,998
Xerox Corp.                                               3,908          63,271
                                                                  -------------
Total Office/Business Equipment                                         372,269
                                                                  -------------
Oil & Gas--8.3%
Anadarko Petroleum Corp.                                  3,060         201,011
Apache Corp.                                              2,130         229,060
Chesapeake Energy Corp.                                   3,711         145,471
Chevron Corp.                                            57,518       5,368,155
ConocoPhillips                                           33,763       2,981,273
Devon Energy Corp.                                        3,096         275,265
Diamond Offshore Drilling, Inc.                             620          88,040
ENSCO International, Inc.                                   308          18,363
EOG Resources, Inc.                                       1,106          98,711
Exxon Mobil Corp.                                        88,500       8,291,565
Hess Corp.                                                1,857         187,297
Marathon Oil Corp.                                       12,566         764,767
Murphy Oil Corp.                                          2,056         174,431
Noble Energy, Inc.                                        1,184          94,152
Occidental Petroleum Corp.                               12,230         941,588
Sunoco, Inc.                                              1,970         142,707
Valero Energy Corp.                                       4,178         292,585
XTO Energy, Inc.                                          4,829         248,017
                                                                  -------------
Total Oil & Gas                                                      20,542,458
                                                                  -------------
Oil & Gas Services--0.3%
Baker Hughes, Inc.                                        2,119         171,851
BJ Services Co.                                           2,453          59,510
Halliburton Co.                                           8,925         338,346
Smith International, Inc.                                 1,327          97,999
                                                                  -------------
Total Oil & Gas Services                                                667,706
                                                                  -------------
Pharmaceuticals--7.8%
Abbott Laboratories                                      36,022       2,022,635
Allergan, Inc.                                              952          61,156
AmerisourceBergen Corp.                                   1,121          50,299
Bristol-Myers Squibb Co.                                 77,124       2,045,328
Cardinal Health, Inc.                                     2,928         169,092
Eli Lilly & Co.                                          37,563       2,005,489

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Merck & Co., Inc.                                        57,483   $   3,340,338
Pfizer, Inc.                                            343,813       7,814,870
Schering-Plough Corp.                                    13,844         368,804
Wyeth                                                    31,512       1,392,515
                                                                  -------------
Total Pharmaceuticals                                                19,270,526
                                                                  -------------

Pipelines--0.4%
El Paso Corp.                                             7,214         124,369
Questar Corp.                                             1,627          88,021
Spectra Energy Corp.                                     19,540         504,523
Williams Cos., Inc. (The)                                 7,027         251,426
                                                                  -------------
Total Pipelines                                                         968,339
                                                                  -------------
REITS--1.9%
AvalonBay Communities, Inc.                               2,767         260,485
Boston Properties, Inc.                                   3,405         312,613
Equity Residential                                       13,913         507,407
General Growth Properties, Inc.                          10,829         445,938
HCP, Inc.                                                11,861         412,526
Host Hotels & Resorts, Inc.                              22,454         382,616
Kimco Realty Corp.                                       10,572         384,821
ProLogis                                                  7,469         473,385
Public Storage, Inc.                                      4,502         330,492
Simon Property Group, Inc.                                7,856         682,372
Vornado Realty Trust                                      6,270         551,447
                                                                  -------------
Total REITS                                                           4,744,102
                                                                  -------------
Retail--4.4%
Abercrombie & Fitch Co.                                     765          61,177
Best Buy Co., Inc.                                        4,410         232,187
Costco Wholesale Corp.                                    3,850         268,576
CVS Corp.                                                 9,096         361,566
Gap, Inc. (The)                                          12,902         274,555
Home Depot, Inc. (The)                                   54,803       1,476,393
J.C. Penney Co., Inc.                                     4,132         181,767
Limited Brands, Inc.                                     11,114         210,388
Lowe's Cos., Inc.                                        19,967         451,654
Macy's, Inc.                                              7,866         203,493
McDonald's Corp.                                         31,301       1,843,941
Nordstrom, Inc.                                           4,029         147,985
Staples, Inc.                                             8,910         205,554
Target Corp.                                              8,133         406,650
TJX Cos., Inc.                                            5,582         160,371
Walgreen Co.                                             10,597         403,534
Wal-Mart Stores, Inc.                                    75,845       3,604,912
Yum! Brands, Inc.                                         8,484         324,683
                                                                  -------------
Total Retail                                                         10,819,386
                                                                  -------------
Savings & Loans--0.6%
Hudson City Bancorp, Inc.                                12,003         180,285
Washington Mutual, Inc.                                 102,849       1,399,775
                                                                  -------------
Total Savings & Loans                                                 1,580,060
                                                                  -------------
Semiconductors--1.8%
Analog Devices, Inc.                                      7,503         237,845
Applied Materials, Inc.(a)                               18,135         322,078

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Intel Corp.                                             117,824   $   3,141,187
KLA -Tencor Corp.                                         2,322         111,828
Texas Instruments, Inc.                                  18,258         609,817
                                                                  -------------
Total Semiconductors                                                  4,422,755
                                                                  -------------
Software--2.3%
Automatic Data Processing, Inc.                          13,924         620,036
CA, Inc.                                                  3,425          85,454
Fidelity National Information Services, Inc.                905          37,639
Mastercard, Inc. Class A                                    266          57,243
Microsoft Corp.                                         126,211       4,493,111
Paychex, Inc.                                            11,860         429,569
                                                                  -------------
Total Software                                                        5,723,052
                                                                  -------------
Telecommunications--7.1%
AT&T, Inc.                                              237,735       9,880,266
Corning, Inc.                                            13,373         320,818
Embarq Corp.                                              7,722         382,471
Harris Corp.                                              1,345          84,305
Motorola, Inc.                                           29,495         473,100
QUALCOMM, Inc.                                           23,189         912,487
Sprint Nextel Corp.                                      18,367         241,159
Verizon Communications, Inc.                            118,641       5,183,425
                                                                  -------------
Total Telecommunications                                             17,478,031
                                                                  -------------
Toys/Games/Hobbies--0.1%
Mattel, Inc.                                             14,136         269,149
                                                                  -------------
Transportation--1.3%
Burlington Northern Santa Fe Corp.                        5,529         460,179
C.H. Robinson Worldwide, Inc.                             2,995         162,089
CSX Corp.                                                 6,178         271,708
Expeditors International Washington, Inc.                 1,315          58,754
FedEx Corp.                                               1,274         113,603
Norfolk Southern Corp.                                    8,249         416,080
Union Pacific Corp.                                       3,776         474,341
United Parcel Service, Inc. Class B                      16,149       1,142,057
                                                                  -------------
Total Transportation                                                  3,098,811
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $255,022,268)                                                245,747,018
                                                                  =============

SHORT-TERM INVESTMENT--0.3%
MONEY MARKET FUND--0.3%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $612,840)                                        612,840         612,840
                                                                  -------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
  LOANED--0.2%
MONEY MARKET FUNDS(c)--0.2%
AIM Prime Portfolio, 4.87%                                    1               1
UBS Enhanced Yield Portfolio, 4.87%                       6,764           6,764
UBS Private Money Market Fund LLC, 4.78%                406,828         406,828
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $413,593)(d)                                                     413,593
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES--100.2%
(Cost: $256,048,701)(e)                                           $ 246,773,451


Liabilities in Excess of Cash and Other
  Assets --(0.2)%                                                      (468,285)
                                                                  -------------

NET ASSETS--100.0%                                                $ 246,305,166
                                                                  =============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $383,695 and the total market value of the collateral held by the Fund was $413,593.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree LargeCap Dividend Fund

Sector Breakdown+ as of 12/31/07*


Financials                                    28.4%
Consumer Non-Cyclical                         21.8%
Industrials                                   11.1%
Energy                                         9.1%
Communications                                 8.7%
Consumer Cyclical                              5.9%
Technology                                     5.6%
Utilities                                      5.0%
Basic Materials                                4.2%
Diversified                                    0.0%#
Other                                          0.2%


+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.
# Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.3%
Aerospace/Defense--0.1%
Curtiss-Wright Corp.                                         804   $     40,361
DRS Technologies, Inc.                                       260         14,110
                                                                   ------------
Total Aerospace/Defense                                                  54,471
                                                                   ------------
Airlines--0.0%
Skywest, Inc.                                                852         22,876
                                                                   ------------
Auto Manufacturers--0.1%
Oshkosh Truck Corp.                                        1,894         89,510
                                                                   ------------
Auto Parts & Equipment--0.2%
BorgWarner, Inc.                                           3,246        157,139
WABCO Holdings, Inc.                                       1,236         61,911
                                                                   ------------
Total Auto Parts & Equipment                                            219,050
                                                                   ------------
Banks--7.2%
Associated Banc-Corp                                      17,786        481,823
BancorpSouth, Inc.                                         8,675        204,817
Bank of Hawaii Corp.                                       5,092        260,405
BOK Financial Corp.                                        3,014        155,824
Chittenden Corp.                                           3,600        128,232
City National Corp.                                        4,218        251,182
Colonial BancGroup, Inc. (The)                            25,059        339,299
Commerce Bancshares, Inc.                                  4,640        208,150
Cullen/Frost Bankers, Inc.                                 5,463        276,756
East West Bancorp, Inc.                                    3,442         83,400
First Horizon National Corp.(a)                           36,464        661,822
FirstMerit Corp.                                          13,928        278,699
Fulton Financial Corp.                                    27,492        308,460
Huntington Bancshares, Inc.                               82,224      1,213,625
TCF Financial Corp.                                       20,542        368,318
UCBH Holdings, Inc.                                        2,394         33,899
Valley National Bancorp(a)                                15,816        301,453
Webster Financial Corp.                                    5,850        187,025
Whitney Holding Corp.                                      9,247        241,809
Wilmington Trust Corp.                                     7,802        274,630
Zions Bancorp                                             11,566        540,017
                                                                   ------------
Total Banks                                                           6,799,645
                                                                   ------------
Beverages--0.8%
Brown-Forman Corp. Class A                                 3,230        241,733
Brown-Forman Corp. Class B                                 3,879        287,473
PepsiAmericas, Inc.                                        6,099        203,219
                                                                   ------------
Total Beverages                                                         732,425
                                                                   ------------
Building Materials--0.4%
Eagle Materials, Inc.                                      2,768         98,209
Lennox International, Inc.                                 3,027        125,378
Martin Marietta Materials, Inc.(a)                         1,318        174,767
Texas Industries, Inc.                                       364         25,516
                                                                   ------------
Total Building Materials                                                423,870
                                                                   ------------
Chemicals--3.1%
Airgas, Inc.                                               1,837         95,726
Albemarle Corp.                                            2,791        115,129
Ashland, Inc.                                              4,322        204,992
Cabot Corp.                                                4,192        139,761
Celanese Corp. Series A                                    1,873         79,265

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                 144   $     15,849
Chemtura Corp.                                            19,819        154,588
Cytec Industries, Inc.                                       957         58,932
Eastman Chemical Co.                                       6,828        417,123
FMC Corp.                                                  1,776         96,881
Hercules, Inc.                                             3,660         70,821
Huntsman Corp.                                            10,760        276,532
International Flavors & Fragrances, Inc.                   4,560        219,473
Lubrizol Corp.                                             3,943        213,553
RPM International, Inc.                                   14,876        301,983
Sigma-Aldrich Corp.                                        3,495        190,827
Valhi, Inc.                                                6,868        109,476
Valspar Corp. (The)                                        7,123        160,552
                                                                   ------------
Total Chemicals                                                       2,921,463
                                                                   ------------
Coal--0.3%
Arch Coal, Inc.                                            3,027        136,002
Foundation Coal Holdings, Inc.                               565         29,663
Massey Energy Co.                                          1,446         51,695
Walter Industries, Inc.                                      942         33,846
                                                                   ------------
Total Coal                                                              251,206
                                                                   ------------
Commercial Services--2.4%
Corporate Executive Board Co.                              2,603        156,440
Deluxe Corp.                                               5,068        166,687
DeVry, Inc.                                                  478         24,837
Equifax, Inc.                                              1,738         63,194
H&R Block, Inc.                                           28,895        536,581
Interactive Data Corp.                                     4,636        153,034
Manpower, Inc.                                             3,016        171,610
Pharmaceutical Product Development, Inc.                   3,462        139,761
Robert Half International, Inc.                            7,350        198,744
Rollins, Inc.                                              4,748         91,162
Service Corp. International                               10,317        144,954
Sotheby's Class A                                          3,273        124,701
Strayer Education, Inc.                                      366         62,432
Watson Wyatt Worldwide, Inc. Class A                         851         39,495
Weight Watchers International, Inc.                        3,580        161,744
                                                                   ------------
Total Commercial Services                                             2,235,376
                                                                   ------------
Computers--0.3%
Diebold, Inc.                                              5,603        162,375
Factset Research Systems, Inc.                             1,140         63,498
Jack Henry & Associates, Inc.                              2,657         64,671
                                                                   ------------
Total Computers                                                         290,544
                                                                   ------------
Cosmetics/Personal Care--0.3%
Alberto-Culver Co.                                         2,631         64,565
Estee Lauder Cos., Inc. (The) Class A                      4,297        187,392
                                                                   ------------
Total Cosmetics/Personal Care                                           251,957
                                                                   ------------
Distribution/Wholesale--0.2%
Fastenal Co.                                               5,141        207,800
Owens & Minor, Inc.                                          538         22,827
                                                                   ------------
Total Distribution/Wholesale                                            230,627
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Diversified Financial Services--3.7%
CIT Group, Inc.                                           24,234   $    582,343
Countrywide Financial Corp.                              109,742        981,093
Eaton Vance Corp.                                          4,965        225,461
Federated Investors, Inc. Class B                          6,444        265,235
First Marblehead Corp. (The)(a)                           16,454        251,746
Greenhill & Co., Inc.                                      1,743        115,875
Janus Capital Group, Inc.                                    642         21,090
Jefferies Group, Inc.                                      8,093        186,544
National Financial Partners Corp.                          2,197        100,205
optionsXpress Holdings, Inc.                               1,593         53,875
Raymond James Financial, Inc.                              4,999        163,267
Student Loan Corp. (The)                                   2,842        312,620
Waddell & Reed Financial, Inc. Class A                     5,110        184,420
                                                                   ------------
Total Diversified Financial Services                                  3,443,774
                                                                   ------------
Electric--9.9%
Alliant Energy Corp.                                      10,138        412,515
CenterPoint Energy, Inc.                                  36,592        626,821
Cleco Corp.                                                5,944        165,243
CMS Energy Corp.                                           6,884        119,644
DPL, Inc.                                                 11,350        336,528
Energy East Corp.                                         21,489        584,716
Great Plains Energy, Inc.                                 14,385        421,768
Hawaiian Electric Industries, Inc.                        13,065        297,490
Integrys Energy Group, Inc.                               11,788        609,322
ITC Holdings Corp.                                         2,691        151,826
MDU Resources Group, Inc.(a)                              11,694        322,871
Northeast Utilities                                       12,065        377,755
NSTAR                                                     12,234        443,115
OGE Energy Corp.                                          10,640        386,126
Ormat Technologies, Inc.                                     480         26,405
Pepco Holdings, Inc.                                      21,406        627,838
Pinnacle West Capital Corp.                               15,106        640,646
PNM Resources, Inc.                                        9,790        209,996
Portland General Electric Co.                              6,752        187,571
Puget Energy, Inc.                                        12,830        351,927
SCANA Corp.                                               14,213        599,078
Sierra Pacific Resources                                  12,648        214,763
TECO Energy, Inc.                                         28,424        489,177
Westar Energy, Inc.                                       12,801        332,058
Wisconsin Energy Corp.                                     6,988        340,385
                                                                   ------------
Total Electric                                                        9,275,584
                                                                   ------------
Electrical Components & Equipment--0.6%
AMETEK, Inc.                                               1,680         78,691
Belden CDT, Inc.                                             608         27,056
Hubbell, Inc. Class B                                      3,722        192,055
Molex, Inc.                                                4,979        135,927
Molex, Inc. Class A                                        4,281        112,462
                                                                   ------------
Total Electrical Components & Equipment                                 546,191
                                                                   ------------
Electronics--0.9%
Applera Corp.                                              2,587         87,751
AVX Corp.                                                  5,934         79,634
Brady Corp. Class A                                        2,339         82,076
Gentex Corp.                                               9,414        167,286
Jabil Circuit, Inc.                                       10,561        161,266
National Instruments Corp.                                 2,947         98,224
PerkinElmer, Inc.                                          3,728         97,003

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Woodward Governor Co.                                        666   $     45,255
                                                                   ------------
Total Electronics                                                       818,495
                                                                   ------------
Engineering & Construction--0.1%
Granite Construction, Inc.                                 1,628         58,901
                                                                   ------------
Entertainment--0.4%
Regal Entertainment Group Class A                         24,155        436,481
                                                                   ------------
Environmental Control--0.6%
Mine Safety Appliances Co.                                 1,968        102,080
Nalco Holding Co.                                          2,550         61,659
Republic Services, Inc.                                   11,776        369,178
                                                                   ------------
Total Environmental Control                                             532,917
                                                                   ------------
Food--2.4%
Corn Products International, Inc.                          2,560         94,080
Del Monte Foods Co.                                       11,283        106,737
Flowers Foods, Inc.                                        5,865        137,300
Hershey Co. (The)                                         15,190        598,486
Hormel Foods Corp.                                         7,673        310,603
J.M. Smucker Co. (The)                                     4,315        221,964
McCormick & Co., Inc.                                      8,109        307,412
Pilgrim's Pride Corp.                                        697         20,178
Ruddick Corp.                                                422         14,631
Seaboard Corp.                                                 8         11,760
Tyson Foods, Inc. Class A                                  9,385        143,872
Whole Foods Market, Inc.(a)                                7,964        324,931
                                                                   ------------
Total Food                                                            2,291,954
                                                                   ------------
Forest Products & Paper--1.5%
MeadWestvaco Corp.                                        15,895        497,513
Potlatch Corp.                                             5,148        228,777
Rayonier, Inc.                                            10,349        488,887
Temple-Inland, Inc.                                        8,913        185,836
                                                                   ------------
Total Forest Products & Paper                                         1,401,013
                                                                   ------------
Gas--3.3%
AGL Resources, Inc.                                       10,410        391,832
Atmos Energy Corp.                                        13,142        368,502
Energen Corp.                                              1,442         92,620
Nicor, Inc.                                                5,971        252,872
NiSource, Inc.                                            41,170        777,701
Piedmont Natural Gas Co., Inc.                             8,233        215,375
Southern Union Co.                                         7,417        217,763
UGI Corp.                                                  8,932        243,397
Vectren Corp.                                              9,970        289,230
WGL Holdings, Inc.                                         6,300        206,388
                                                                   ------------
Total Gas                                                             3,055,680
                                                                   ------------
Hand/Machine Tools--1.1%
Black & Decker Corp. (The)                                 3,901        271,705
Kennametal, Inc.                                           2,850        107,901
Lincoln Electric Holdings, Inc.                            1,899        135,171
Snap-On, Inc.                                              4,342        209,458
Stanley Works (The)                                        6,000        290,880
                                                                   ------------
Total Hand/Machine Tools                                              1,015,115
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Healthcare-Products--0.5%
Beckman Coulter, Inc.                                      1,744   $    126,963
Cooper Cos., Inc. (The)                                      186          7,068
DENTSPLY International, Inc.                               1,952         87,879
Hillenbrand Industries, Inc.                               4,033        224,759
STERIS Corp.                                               1,668         48,105
                                                                   ------------
Total Healthcare-Products                                               494,774
                                                                   ------------
Healthcare-Services--0.6%
Brookdale Senior Living, Inc.                             19,115        543,057
Universal Health Services, Inc. Class B                      968         49,562
                                                                   ------------
Total Healthcare-Services                                               592,619
                                                                   ------------
Home Builders--1.7%
Centex Corp.                                               2,861         72,269
D.R. Horton, Inc.                                         48,522        639,035
KB Home                                                   13,185        284,796
Lennar Corp. Class A                                      15,999        286,222
MDC Holdings, Inc.                                         3,978        147,703
Pulte Homes, Inc.                                         12,312        129,768
Thor Industries, Inc.                                      1,364         51,846
                                                                   ------------
Total Home Builders                                                   1,611,639
                                                                   ------------
Home Furnishings--0.5%
Harman International Industries, Inc.                        138         10,172
Tempur-Pedic International, Inc.                           2,478         64,354
Whirlpool Corp.                                            5,044        411,741
                                                                   ------------
Total Home Furnishings                                                  486,267
                                                                   ------------
Household Products/Wares--0.9%
Avery Dennison Corp.                                      10,303        547,501
Church & Dwight Co., Inc.                                  1,167         63,100
Scotts Miracle-Gro Co. (The) Class A                       2,676        100,136
Tupperware Brands Corp.                                    4,775        157,718
                                                                   ------------
Total Household Products/Wares                                          868,455
                                                                   ------------
Housewares--0.1%
Toro Co. (The)                                             1,051         57,216
                                                                   ------------
Insurance--7.0%
Alfa Corp.                                                 5,396        116,931
AMBAC Financial Group, Inc.(a)                             9,630        248,165
American Financial Group, Inc.                             6,054        174,840
American National Insurance Co.                            2,100        254,604
Arthur J. Gallagher & Co.                                 13,634        329,806
Brown & Brown, Inc.                                        4,919        115,597
Cincinnati Financial Corp.                                18,122        716,543
Commerce Group, Inc.                                       6,168        221,925
Delphi Financial Group, Inc. Class A                       1,253         44,206
Erie Indemnity Co. Class A                                 5,094        264,328
Fidelity National Title Group, Inc. Class A               50,928        744,057
First American Corp.                                       7,243        247,131
Hanover Insurance Group, Inc. (The)                        1,417         64,899
HCC Insurance Holdings, Inc.                               5,057        145,035
MBIA, Inc.(a)                                             16,297        303,613
Mercury General Corp.                                      6,739        335,670
MGIC Investment Corp.(a)                                   1,241         27,836
Nationwide Financial Services, Inc. Class A                3,368        151,594
Odyssey Re Holdings Corp.                                  1,371         50,329

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Old Republic International Corp.                          30,203   $    465,427
Protective Life Corp.                                      4,687        192,261
Reinsurance Group of America, Inc.                         1,270         66,650
Safeco Corp.                                               7,661        426,564
StanCorp Financial Group, Inc.                             2,106        106,100
Torchmark Corp.                                            2,386        144,425
Transatlantic Holdings, Inc.                               1,755        127,536
Unitrin, Inc.                                              7,838        376,146
W.R. Berkley Corp.                                         3,680        109,701
Wesco Financial Corp.                                         76         30,932
                                                                   ------------
Total Insurance                                                       6,602,851
                                                                   ------------
Investment Companies--2.1%
Allied Capital Corp.(a)                                   54,902      1,180,393
Apollo Investment Corp.                                   45,389        773,882
                                                                   ------------
Total Investment Companies                                            1,954,275
                                                                   ------------
Iron/Steel--0.4%
Carpenter Technology Corp.                                 1,202         90,354
Cleveland-Cliffs, Inc.                                       716         72,173
Reliance Steel & Aluminum Co.                              1,422         77,072
Steel Dynamics, Inc.                                       2,362        140,705
                                                                   ------------
Total Iron/Steel                                                        380,304
                                                                   ------------
Leisure Time--0.3%
Brunswick Corp.                                            7,931        135,224
Polaris Industries, Inc.(a)                                3,210        153,341
                                                                   ------------
Total Leisure Time                                                      288,565
                                                                   ------------
Lodging--0.4%
Ameristar Casinos, Inc.                                    2,296         63,232
Boyd Gaming Corp.                                          4,185        142,583
Choice Hotels International, Inc.                          3,784        125,629
Wyndham Worldwide Corp.                                    3,000         70,680
                                                                   ------------
Total Lodging                                                           402,124
                                                                   ------------
Machinery-Construction & Mining--0.3%
Bucyrus International, Inc. Class A                          258         25,643
Joy Global, Inc.                                           3,429        225,696
                                                                   ------------
Total Machinery-Construction & Mining                                   251,339
                                                                   ------------
Machinery-Diversified--0.5%
Flowserve Corp.                                            1,060        101,972
Graco, Inc.                                                3,434        127,950
IDEX Corp.                                                 3,358        121,325
Manitowoc Co., Inc. (The)                                    742         36,232
Nordson Corp.                                              1,374         79,637
Wabtec Corp.                                                 168          5,786
                                                                   ------------
Total Machinery-Diversified                                             472,902
                                                                   ------------
Media--1.7%
CBS Corp. Class A                                          6,682        178,744
E.W. Scripps Co. (The) Class A(a)                          5,008        225,410
Idearc, Inc.                                              32,674        573,755
John Wiley & Sons, Inc. Class A                            1,554         66,573

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Meredith Corp.                                             1,580   $     86,868
New York Times Co. (The) Class A                          24,520        429,836
                                                                   ------------
Total Media                                                           1,561,186
                                                                   ------------
Metal Fabricate/Hardware--0.6%
Commercial Metals Co.                                      4,236        124,750
Quanex Corp.                                               1,278         66,328
Timken Co. (The)                                           6,281        206,331
Valmont Industries, Inc.                                     438         39,035
Worthington Industries, Inc.                               8,008        143,183
                                                                   ------------
Total Metal Fabricate/Hardware                                          579,627
                                                                   ------------
Mining--0.1%
Titanium Metals Corp.                                      5,040        133,308
                                                                   ------------
Miscellaneous Manufacturing--2.8%
Actuant Corp. Class A                                        420         14,284
Acuity Brands, Inc.                                        1,972         88,740
AptarGroup, Inc.                                           2,591        105,998
Barnes Group, Inc.                                         2,982         99,569
Brink's Co. (The)                                            936         55,917
Carlisle Cos., Inc.                                        2,767        102,462
CLARCOR, Inc.                                              1,379         52,361
Crane Co.                                                  2,638        113,170
Donaldson Co., Inc.                                        2,075         96,239
Eastman Kodak Co.                                         18,837        411,965
Harsco Corp.                                               3,145        201,500
Leggett & Platt, Inc.                                     25,395        442,888
Pall Corp.                                                 4,536        182,892
Pentair, Inc.                                              5,406        188,183
Roper Industries, Inc.                                     1,249         78,112
SPX Corp.                                                  1,583        162,812
Teleflex, Inc.                                             2,576        162,314
Trinity Industries, Inc.                                   2,765         76,756
                                                                   ------------
Total Miscellaneous Manufacturing                                     2,636,162
                                                                   ------------
Office Furnishings--0.2%
Herman Miller, Inc.                                        2,410         78,060
HNI Corp.                                                  3,021        105,916
                                                                   ------------
Total Office Furnishings                                                183,976
                                                                   ------------
Oil & Gas--1.4%
Berry Petroleum Co. Class A                                  942         41,872
Cabot Oil & Gas Corp.                                        906         36,575
Cimarex Energy Co.                                         1,045         44,444
Crosstex Energy, Inc.                                      3,473        129,335
Frontier Oil Corp.                                         1,427         57,908
Helmerich & Payne, Inc.                                    1,660         66,516
Holly Corp.                                                1,683         85,648
Patterson-UTI Energy, Inc.                                12,117        236,523
Penn Virginia Corp.                                          518         22,600
Pioneer Natural Resources Co.                              2,136        104,322
Range Resources Corp.                                        990         50,846
Rowan Cos., Inc.                                           3,875        152,908
St. Mary Land & Exploration Co.                              474         18,301
Tesoro Corp.                                               3,420        163,134

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
W&T Offshore, Inc.                                         1,061   $     31,788
Western Refining, Inc.                                     1,725         41,762
                                                                   ------------
Total Oil & Gas                                                       1,284,482
                                                                   ------------
Oil & Gas Services--0.1%
Tidewater, Inc.                                            2,066        113,341
                                                                   ------------
Packaging & Containers--1.5%
Ball Corp.                                                 2,672        120,240
Bemis Co.                                                  9,628        263,615
Packaging Corp. of America                                13,765        388,173
Sealed Air Corp.                                           8,480        196,227
Silgan Holdings, Inc.                                      1,375         71,418
Sonoco Products Co.                                       10,446        341,375
                                                                   ------------
Total Packaging & Containers                                          1,381,048
                                                                   ------------
Pharmaceuticals--0.1%
Omnicare, Inc.                                             1,322         30,155
Perrigo Co.                                                1,866         65,328
                                                                   ------------
Total Pharmaceuticals                                                    95,483
                                                                   ------------
Pipelines--1.1%
Equitable Resources, Inc.                                  5,790        308,491
National Fuel Gas Co.                                      6,124        285,868
ONEOK, Inc.                                                9,880        442,328
                                                                   ------------
Total Pipelines                                                       1,036,687
                                                                   ------------
Real Estate--0.3%
Forest City Enterprises, Inc. Class A                      1,533         68,127
Forestar Real Estate Group, Inc.*                          2,971         70,086
Jones Lang LaSalle, Inc.                                   1,563        111,222
                                                                   ------------
Total Real Estate                                                       249,435
                                                                   ------------
REITS--20.6%
Alexandria Real Estate Equities, Inc.                      3,036        308,670
AMB Property Corp.                                         9,955        573,010
Apartment Investment & Management Co. Class A             18,086        628,127
Brandywine Realty Trust                                   24,592        440,935
BRE Properties, Inc.                                       7,527        305,069
Camden Property Trust                                      9,460        455,499
CapitalSource, Inc.                                       93,421      1,643,274
CBL & Associates Properties, Inc.                         16,284        389,350
Corporate Office Properties Trust                          5,475        172,463
DCT Industrial Trust, Inc.                                32,835        305,694
Developers Diversified Realty Corp.                       23,633        904,908
DiamondRock Hospitality Co.                               16,514        247,380
Digital Realty Trust, Inc.                                 6,465        248,062
Douglas Emmett, Inc.                                       9,835        222,369
Duke Realty Corp.                                         32,687        852,477
Equity One, Inc.                                          11,519        265,283
Essex Property Trust, Inc.                                 2,776        270,632
Federal Realty Investment Trust                            5,106        419,458
First Industrial Realty Trust, Inc.                       10,672        369,251
Health Care REIT, Inc.(a)                                 14,765        659,848
Highwoods Properties, Inc.                                 9,412        276,525
Hospitality Properties Trust                              25,113        809,141
HRPT Properties Trust                                     74,160        573,257
iStar Financial, Inc.                                     48,492      1,263,216
Kilroy Realty Corp.                                        3,999        219,785

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Liberty Property Trust                                    23,458   $    675,825
Macerich Co. (The)                                         9,180        652,331
Mack-Cali Realty Corp.                                    15,440        524,960
National Retail Properties, Inc.                          12,812        299,545
Nationwide Health Properties, Inc.(a)                     14,980        469,923
Realty Income Corp.                                       17,820        481,496
Regency Centers Corp.                                      8,501        548,229
Senior Housing Properties Trust                           16,316        370,047
SL Green Realty Corp.                                      5,705        533,189
Taubman Centers, Inc.                                      4,533        222,978
UDR, Inc.                                                 24,715        490,593
Ventas, Inc.                                              17,882        809,161
Weingarten Realty Investors                               14,513        456,289
                                                                   ------------
Total REITS                                                          19,358,249
                                                                   ------------
Retail--2.9%
Advance Auto Parts, Inc.                                   2,061         78,297
American Eagle Outfitters, Inc.                           11,552        239,935
Barnes & Noble, Inc.                                       3,105        106,967
Brinker International, Inc.                                6,186        120,998
Burger King Holdings, Inc.                                 3,948        112,557
Columbia Sportswear Co.                                    1,474         64,989
Darden Restaurants, Inc.                                   8,986        249,002
Family Dollar Stores, Inc.                                 8,422        161,955
Foot Locker, Inc.                                         18,203        248,653
Guess?, Inc.                                               1,974         74,795
Liz Claiborne, Inc.                                        2,730         55,556
Longs Drug Stores Corp.                                    1,224         57,528
Men's Wearhouse, Inc. (The)                                1,121         30,245
MSC Industrial Direct Co. Class A                          2,422         98,018
OfficeMax, Inc.                                            5,647        116,667
Penske Auto Group, Inc.                                    5,258         91,805
PetSmart, Inc.                                             1,672         39,342
Phillips-Van Heusen Corp.                                    598         22,042
Polo Ralph Lauren Corp.                                      513         31,698
RadioShack Corp.                                           5,445         91,803
Ross Stores, Inc.                                          4,804        122,838
Tiffany & Co.                                              5,386        247,918
Wendy's International, Inc.                                4,802        124,084
Williams-Sonoma, Inc.                                      5,275        136,623
                                                                   ------------
Total Retail                                                          2,724,315
                                                                   ------------
Savings & Loans--3.1%
Astoria Financial Corp.                                   12,258        285,244
Capitol Federal Financial(a)                              13,460        417,260
Guaranty Financial Group, Inc.*                            2,971         47,536
New York Community Bancorp, Inc.(a)                       54,530        958,637
People's United Financial, Inc.                           28,704        510,931
Sovereign Bancorp, Inc.                                   40,189        458,155
Washington Federal, Inc.                                  10,152        214,309
                                                                   ------------
Total Savings & Loans                                                 2,892,072
                                                                   ------------
Semiconductors--2.4%
Altera Corp.                                               8,796        169,939
Intersil Corp. Class A                                     6,450        157,896
Linear Technology Corp.                                   15,953        507,784
Microchip Technology, Inc.                                25,973        816,071

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
National Semiconductor Corp.                               8,502   $    192,485
Xilinx, Inc.                                              19,794        432,895
                                                                   ------------
Total Semiconductors                                                  2,277,070
                                                                   ------------
Software--0.7%
Broadridge Financial Solutions, Inc.                       4,506        101,070
Dun & Bradstreet Corp.                                     1,992        176,550
Fair Isaac Corp.                                             317         10,192
Global Payments, Inc.                                        456         21,213
IMS Health, Inc.                                           3,045         70,157
SEI Investments Co.                                        2,696         86,730
Total System Services, Inc.                                6,068        169,904
                                                                   ------------
Total Software                                                          635,816
                                                                   ------------
Telecommunications--3.0%
CenturyTel, Inc.                                           2,067         85,698
Citizens Communications Co.                               77,635        988,294
Telephone & Data Systems, Inc.                             1,020         63,852
Telephone & Data Systems, Inc. Special Shares              1,247         71,827
Virgin Media, Inc.                                         8,454        144,902
Windstream Corp.                                         113,276      1,474,853
                                                                   ------------
Total Telecommunications                                              2,829,426
                                                                   ------------
Textiles--0.2%
Cintas Corp.                                               5,952        200,106
                                                                   ------------
Toys/Games/Hobbies--0.3%
Hasbro, Inc.                                              10,406        266,185
                                                                   ------------
Transportation--0.7%
Alexander & Baldwin, Inc.                                  2,961        152,965
Con-way, Inc.                                              1,311         54,459
JB Hunt Transport Services, Inc.                           5,329        146,814
Landstar System, Inc.                                        614         25,880
Overseas Shipholding Group, Inc.                           1,673        124,521
Ryder System, Inc.                                         3,448        162,091
                                                                   ------------
Total Transportation                                                    666,730
                                                                   ------------
Trucking & Leasing--0.1%
GATX Corp.                                                 3,816        139,971
                                                                   ------------
Water--0.2%
Aqua America, Inc.                                         8,955        189,846
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $104,324,516)                                                 93,296,976
                                                                   ============
SHORT-TERM INVESTMENT--1.3%
MONEY MARKET FUND--1.3%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $1,176,337)                                     1,176,337      1,176,337
                                                                   ============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
  LOANED--5.4%
MONEY MARKET FUNDS(c)--5.4%
AIM Prime Portfolio, 4.87%                                    69   $         69
UBS Enhanced Yield Portfolio, 4.87%                    1,654,812      1,654,812
UBS Private Money Market Fund LLC, 4.78%               3,403,530      3,403,530
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $5,058,411)(d)                                                 5,058,411
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES--106.0%
(Cost: $110,559,264)(e)                                              99,531,724

Liabilities in Excess of Other Assets--(6.0)%                        (5,616,335)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 93,915,389
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $4,681,032 and the total market value of the collateral held by the Fund was $5,058,411.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree MidCap Dividend Fund

Sector Breakdown+ as of 12/31/07*


Financials                                        44.0%
Utilities                                         13.3%
Industrials                                       10.3%
Consumer Non-Cyclical                              8.1%
Consumer Cyclical                                  7.7%
Basic Materials                                    5.1%
Communications                                     4.7%
Technology                                         3.4%
Energy                                             2.7%
Other                                              0.7%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS--98.7%
Advertising--0.2%
Harte-Hanks, Inc.                                          8,332   $    144,144
Marchex, Inc., Class B                                     1,341         14,563
                                                                   ------------
Total Advertising                                                       158,707
                                                                   ------------
Aerospace/Defense--0.2%
HEICO Corp.                                                  217         11,822
HEICO Corp. Class A                                          239         10,181
Kaman Corp.                                                3,061        112,676
Triumph Group, Inc.                                          239         19,682
                                                                   ------------
Total Aerospace/Defense                                                 154,361
                                                                   ------------
Agriculture--1.1%
Alico, Inc.                                                1,289         47,049
Andersons, Inc. (The)                                        920         41,216
Universal Corp.                                            6,492        332,520
Vector Group Ltd.                                         29,545        592,672
                                                                   ------------
Total Agriculture                                                     1,013,457
                                                                   ------------
Apparel--0.7%
Cherokee, Inc.                                             6,009        193,911
Kellwood Co.                                               7,821        130,141
K-Swiss, Inc. Class A                                      2,087         37,775
Oxford Industries, Inc.                                    3,678         94,782
Weyco Group, Inc.                                          1,318         36,245
Wolverine World Wide, Inc.                                 5,370        131,672
                                                                   ------------
Total Apparel                                                           624,526
                                                                   ------------
Auto Manufacturers--0.1%
Wabash National Corp.                                      5,610         43,141
                                                                   ------------
Auto Parts & Equipment--1.1%
American Axle & Manufacturing Holdings, Inc.               9,814        182,737
ArvinMeritor, Inc.                                        20,304        238,165
Cooper Tire & Rubber Co.                                  12,103        200,668
Modine Manufacturing Co.                                   7,961        131,436
Noble International Ltd.                                   3,280         53,497
Spartan Motors, Inc.                                       2,296         17,541
Standard Motor Products, Inc.                              6,338         51,718
Superior Industries International, Inc.                    6,511        118,305
Titan International, Inc.                                    322         10,066
                                                                   ------------
Total Auto Parts & Equipment                                          1,004,133
                                                                   ------------
Banks--18.3%
1st Source Corp.                                           4,758         82,361
1st State Bancorp., Inc.                                   3,524         48,984
Alabama National BanCorp.                                  3,070        238,877
AMCORE Financial, Inc.                                     4,972        112,864
American River Bankshares                                  1,199         20,551
Americanwest Bancorp                                       1,076         18,970
Ameris Bancorp                                             3,187         53,701
Arrow Financial Corp.                                      3,354         72,077
BancFirst Corp.                                            1,836         78,673
Bancorp Rhode Island, Inc.                                   600         20,484
BancTrust Financial Group, Inc.                            5,191         62,811
Bank Mutual Corp.                                         12,489        132,009
Bank of Granite Corp.                                      5,046         53,336
Bank of the Ozarks, Inc.                                   1,962         51,404
Banner Corp.                                               2,936         84,351

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                               12,397   $     63,225
Boston Private Financial Holdings, Inc.                    3,459         93,669
Cadence Financial Corp.                                    5,128         74,818
Camden National Corp.                                      1,494         42,430
Capital City Bank Group, Inc.(a)                           3,160         89,175
Capital Corp. of the West                                  1,789         34,760
Capitol Bancorp Ltd.                                       6,122        123,175
Cardinal Financial Corp.                                   1,051          9,795
Cascade Financial Corp                                     2,256         30,682
Cass Information Systems, Inc.                               851         28,432
Cathay General Bancorp                                     5,111        135,390
Center Bancorp, Inc.                                       2,870         31,742
Center Financial Corp.                                     1,933         23,815
Centerstate Banks of Florida, Inc.                         1,138         13,770
Central Pacific Financial Corp.                           10,460        193,091
Centrue Financial Corp                                     1,065         23,686
Chemical Financial Corp.                                   7,697        183,112
Chittenden Corp.                                               1             36
Citizens Republic Bancorp, Inc.                           43,656        633,448
City Holding Co.                                           4,008        135,631
CoBiz, Inc.                                                2,806         41,725
Columbia Bancorp                                           1,633         26,977
Columbia Banking System, Inc.                              2,797         83,155
Community Bank System, Inc.                                8,734        173,545
Community Trust Bancorp, Inc.                              4,370        120,306
Corus Bankshares, Inc.(a)                                 41,878        446,838
CVB Financial Corp.                                       18,047        186,606
Enterprise Financial Services Corp.                          801         19,072
Farmers Capital Bank Corp.                                 2,458         66,366
Financial Institutions, Inc.                               2,288         40,772
First Bancorp                                              4,031         76,146
First Busey Corp.                                          8,924        177,231
First Charter Corp.                                        6,381        190,537
First Citizens BancShares, Inc. Class A                      433         63,153
First Commonwealth Financial Corp.                        30,210        321,736
First Community Bancorp                                    5,629        232,139
First Community Bancshares, Inc.                           2,659         84,796
First Financial Bancorp                                   15,670        178,638
First Financial Bankshares, Inc.                           4,820        181,473
First Financial Corp.                                      2,872         81,392
First Indiana Corp.                                        3,085         98,720
First Merchants Corp.                                      5,465        119,356
First Midwest Bancorp, Inc.                               13,032        398,779
First Mutual Bancshares, Inc.                              1,659         44,660
First Security Group, Inc.                                 2,537         22,757
First South Bancorp, Inc.                                  2,201         48,840
FNB Corp./PA                                              26,518        389,815
FNB Corp./VA                                               1,594         37,029
FNB United Corp.                                           3,745         45,539
Frontier Financial Corp.                                  11,070        205,570
Gateway Financial Holdings, Inc.                           2,159         25,757
GB&T Bancshares, Inc.                                      3,624         33,921
Glacier Bancorp, Inc.                                      9,910        185,713
Great Southern Bancorp, Inc.                               2,900         63,684
Greene County Bancshares, Inc.                             1,593         30,586
Hancock Holding Co.                                        5,474        209,107
Hanmi Financial Corp.                                      8,315         71,675
Harleysville National Corp.                               11,536        168,080
Heartland Financial USA, Inc.                              2,323         43,138
Heritage Commerce Corp.                                    1,675         30,803
Home Bancshares, Inc.                                      1,103         23,130
Horizon Financial Corp.                                    2,572         44,856
IBERIABANK Corp.                                           2,532        118,371
Imperial Capital Bancorp Inc                               1,084         19,837
Independent Bank Corp./MA                                  2,277         61,980
Independent Bank Corp./MI                                 14,052        133,494

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Integra Bank Corp.                                         6,544   $     92,336
International Bancshares Corp.                            14,553        304,739
Irwin Financial Corp.                                     12,248         90,023
Lakeland Bancorp, Inc.                                     5,440         63,050
Lakeland Financial Corp.                                   2,545         53,191
Macatawa Bank Corp.                                        6,297         54,091
MainSource Financial Group, Inc.                           4,903         76,291
MB Financial, Inc.                                         5,676        174,991
MBT Financial Corp.                                        8,637         76,178
Mercantile Bank Corp.                                      1,981         30,706
MetroCorp Bancshares, Inc.                                   879         11,427
Midwest Banc Holdings, Inc.                                8,132        100,999
Nara Bancorp, Inc.                                         1,628         18,999
National Penn Bancshares, Inc.(a)                         15,046        227,796
NBT Bancorp, Inc.                                          7,319        167,020
Newbridge Bancorp                                          7,528         81,227
North Valley Bancorp                                       1,423         18,627
Northrim Bancorp, Inc.                                     1,339         28,548
Old National Bancorp                                      25,792        385,848
Old Second Bancorp, Inc.                                   1,946         52,133
Omega Financial Corp.                                      3,575        104,605
PAB Bankshares, Inc.                                       2,555         32,270
Pacific Capital Bancorp                                   14,049        282,806
Pacific Continental Corp.                                  2,055         25,605
Park National Corp.                                        4,952        319,404
Peoples Bancorp, Inc.                                      2,674         66,556
Preferred Bank                                             1,839         47,851
PrivateBancorp, Inc.                                       1,538         50,215
Prosperity Bancshares, Inc.                                4,855        142,688
Provident Bankshares Corp.                                12,315        263,418
Renasant Corp.                                             5,182        111,776
Republic Bancorp, Inc. Class A                             3,427         56,648
Royal Bancshares of Pennsylvania, Inc. Class A(a)          7,485         82,335
S&T Bancorp, Inc.                                          6,506        179,826
S.Y. Bancorp, Inc.                                         2,646         63,345
Sandy Spring Bancorp, Inc.                                 3,646        101,432
SCBT Financial Corp.                                       1,433         45,383
Seacoast Banking Corp. of Florida                          6,902         70,953
Security Bank Corp.(a)                                     4,149         37,922
Sierra Bancorp(a)                                          1,754         43,657
Simmons First National Corp. Class A                       2,871         76,081
South Financial Group, Inc. (The)                         20,601        321,994
Southside Bancshares, Inc.                                 2,314         47,344
Southwest Bancorp, Inc.                                    2,093         38,365
State Bancorp, Inc.                                        4,041         52,533
Sterling Bancorp                                           7,159         97,649
Sterling Bancshares, Inc.                                  8,772         97,896
Sterling Financial Corp./WA                                7,712        129,484
Suffolk Bancorp                                            1,952         59,946
Susquehanna Bancshares, Inc.                              19,329        356,427
Taylor Capital Group, Inc.                                 1,365         27,846
Temecula Valley Bancorp, Inc.                              1,064         12,481
TIB Financial Corp.                                          290          2,471
Tompkins Financial Corp.                                   2,035         78,958
Townebank/Portsmouth VA                                      767         12,349
Trico Bancshares                                           2,757         53,210
TrustCo Bank Corp.                                        32,085        318,283
Trustmark Corp.                                           14,651        371,549
UMB Financial Corp.                                        4,710        180,676
Umpqua Holdings Corp.                                     19,973        306,386
Union Bankshares Corp.                                     3,370         71,242
United Bankshares, Inc.                                   11,411        319,736
United Community Banks, Inc.                               6,399        101,104
United Security Bancshares(a)                              2,698         41,225
Univest Corp. of Pennsylvania                              3,408         71,943
USB Holding Co., Inc.                                      4,435         87,813

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Vineyard National Bancorp                                  2,262   $     22,846
Virginia Financial Group, Inc.                             1,754         26,047
Washington Banking Co                                        886         13,963
Washington Trust Bancorp, Inc.                             3,026         76,346
WesBanco, Inc.                                             6,694        137,896
West Bancorp, Inc.(a)                                      5,649         73,663
West Coast Bancorp                                         2,984         55,204
Westamerica Bancorp.(a)                                    6,011        267,790
Wilshire Bancorp, Inc.                                     4,470         35,090
Wintrust Financial Corp.                                   1,446         47,906
                                                                   ------------
Total Banks                                                          16,891,792
                                                                   ------------
Beverages--0.1%
Coca-Cola Bottling Co. Consolidated                          825         48,576
Farmer Bros. Co.                                           2,279         52,394
                                                                   ------------
Total Beverages                                                         100,970
                                                                   ------------
Biotechnology--0.0%
Cambrex Corp.                                              3,188         26,715
                                                                   ------------
Building Materials--0.4%
AAON, Inc.                                                 2,232         44,238
Apogee Enterprises, Inc.                                   2,729         46,693
Comfort Systems USA, Inc.                                  4,448         56,845
LSI Industries, Inc.                                       4,415         80,353
Simpson Manufacturing Co., Inc.                            5,164        137,312
Universal Forest Products, Inc.                              564         16,615
                                                                   ------------
Total Building Materials                                                382,056
                                                                   ------------
Chemicals--3.2%
A. Schulman, Inc.                                          5,305        114,323
Aceto Corp.                                                4,346         34,768
American Vanguard Corp.                                      697         12,093
Arch Chemicals, Inc.                                       3,413        125,428
Balchem Corp.                                                521         11,660
Ferro Corp.                                                8,424        174,630
Georgia Gulf Corp.(a)                                     10,484         69,404
H.B. Fuller Co.                                            4,324         97,074
Innophos Holdings, Inc.                                    7,001        104,175
KMG Chemicals, Inc.                                          401          5,798
Kronos Worldwide, Inc.                                    20,839        363,641
Minerals Technologies, Inc.                                  409         27,383
NewMarket Corp.                                            1,700         94,673
NL Industries, Inc.                                       17,048        194,859
Olin Corp.                                                20,029        387,160
Penford Corp.                                                655         16,761
Quaker Chemical Corp.                                      2,830         62,175
Sensient Technologies Corp.                                8,722        246,658
Spartech Corp.                                             8,992        126,787
Stepan Co.                                                 1,817         59,107
Tronox, Inc. Class A                                       3,192         28,409
Tronox, Inc. Class B                                       3,994         34,548
UAP Holding Corp.                                         11,168        431,084
Westlake Chemical Corp.                                    4,682         88,911
                                                                   ------------
Total Chemicals                                                       2,911,509
                                                                   ------------
Coal--0.3%
Penn Virginia GP Holdings LP                              10,291        294,734
                                                                   ------------
Commercial Services--2.3%
Aaron Rents, Inc.                                          1,073         20,645
ABM Industries, Inc.                                       8,324        169,726

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Administaff, Inc.                                          2,545   $     71,973
Advance America, Cash Advance Centers, Inc.               29,682        301,568
Arbitron, Inc.                                             1,997         83,015
Barrett Business Services, Inc.                            1,564         28,168
Bowne & Co., Inc.                                          2,304         40,550
CDI Corp.                                                  2,810         68,171
Chemed Corp.                                                 751         41,966
Collectors Universe, Inc.                                  4,329         53,420
CPI Corp.                                                  1,034         24,351
Diamond Management & Technology Consultants, Inc.         10,090         73,354
Electro Rent Corp.                                         5,327         79,106
Healthcare Services Group, Inc.                            6,600        139,788
Heartland Payment Systems, Inc.                            2,461         65,955
Heidrick & Struggles International, Inc.                   1,791         66,464
Jackson Hewitt Tax Service, Inc.                           4,692        148,971
Kelly Services, Inc. Class A                               6,545        122,130
Landauer, Inc.                                             2,600        134,810
MAXIMUS, Inc.                                              1,608         62,085
McGrath Rentcorp                                           4,862        125,197
Monro Muffler, Inc.                                        1,617         31,515
Multi-Color Corp.                                            611         16,784
QC Holdings, Inc.                                          3,865         43,481
Stewart Enterprises, Inc. Class A                          8,141         72,455
Viad Corp.                                                   772         24,380
                                                                   ------------
Total Commercial Services                                             2,110,028
                                                                   ------------
Computers--0.4%
Agilysys, Inc.                                             1,599         24,177
Imation Corp.                                              8,851        185,870
MTS Systems Corp.                                          1,830         78,086
Printronix, Inc.                                           1,249         19,797
Syntel, Inc.                                               1,961         75,538
                                                                   ------------
Total Computers                                                         383,468
                                                                   ------------
Cosmetics/Personal Care--0.0%
Inter Parfums, Inc.                                        1,567         28,159
                                                                   ------------
Distribution/Wholesale--0.6%
Building Material Holding Corp.                           14,527         80,334
Houston Wire & Cable Co.                                   2,781         39,323
Pool Corp.                                                 7,555        149,816
Watsco, Inc.                                               7,577        278,531
                                                                   ------------
Total Distribution/Wholesale                                            548,004
                                                                   ------------
Diversified Financial Services--1.6%
Advanta Corp. Class A                                      7,758         56,633
Advanta Corp. Class B                                     17,001        137,198
Asta Funding, Inc.(a)                                        436         11,528
Calamos Asset Management, Inc. Class A                     2,232         66,469
Cohen & Steers, Inc.                                       7,930        237,662
Evercore Partners, Inc., Class A                           1,795         38,682
Federal Agricultural Mortgage Corp. Class C                  922         24,267
Financial Federal Corp.                                    4,921        109,689
Friedman, Billings, Ramsey Group, Inc.(a)                 65,684        206,248
GAMCO Investors, Inc. Class A                                162         11,210
IndyMac Bancorp, Inc.(a)                                  59,622        354,752
JMP Group, Inc.                                            3,874         32,852

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Nelnet, Inc., Class A                                      5,441   $     69,155
Sanders Morris Harris Group, Inc.                          3,281         33,630
SWS Group, Inc.                                            4,614         58,459
Westwood Holdings Group, Inc.                              1,272         47,827
                                                                   ------------
Total Diversified Financial Services                                  1,496,261
                                                                   ------------
Electric--3.7%
ALLETE, Inc.                                               8,733        345,652
Avista Corp.                                              10,503        226,235
Black Hills Corp.                                          8,988        396,371
Central Vermont Public Service Corp.                       2,404         74,139
CH Energy Group, Inc.(a)                                   5,433        241,986
Empire District Electric Co. (The)                        12,007        273,519
IDACORP, Inc.                                             10,868        382,771
MGE Energy, Inc.                                           6,273        222,503
NorthWestern Corp.                                        12,436        366,862
Otter Tail Corp.                                           7,376        255,210
UIL Holdings Corp.                                         8,587        317,290
UniSource Energy Corp.                                     7,282        229,747
Unitil Corp.                                               2,045         58,078
                                                                   ------------
Total Electric                                                        3,390,363
                                                                   ------------
Electrical Components & Equipment--0.2%
Encore Wire Corp.                                            773         12,306
Graham Corp.                                                  57          2,987
Hubbell, Inc. Class A                                      1,225         67,498
Insteel Industries, Inc.                                   1,357         15,918
Vicor Corp.                                                4,375         68,205
                                                                   ------------
Total Electrical Components & Equipment                                 166,914
                                                                   ------------
Electronics--0.6%
American Science & Engineering, Inc.                         908         51,529
Analogic Corp.                                               706         47,810
Badger Meter, Inc.                                           941         42,298
Bel Fuse, Inc. Class B                                       610         17,855
CTS Corp.                                                  2,803         27,834
Cubic Corp.                                                  860         33,712
Daktronics, Inc.                                             837         18,891
Keithley Instruments, Inc.                                 1,562         15,120
Methode Electronics, Inc.                                  4,474         73,553
Park Electrochemical Corp.                                 1,565         44,196
Sypris Solutions, Inc.                                     2,335         14,244
Technitrol, Inc.                                           3,780        108,031
Watts Water Technologies, Inc. Class A                     3,036         90,473
                                                                   ------------
Total Electronics                                                       585,546
                                                                   ------------
Energy-Alternate Sources--0.0%
MGP Ingredients, Inc.                                      4,253         40,063
                                                                   ------------
Engineering & Construction--0.0%
VSE Corp.                                                    110          5,372
                                                                   ------------
Entertainment--0.9%
Carmike Cinemas, Inc.                                      5,393         39,153
Churchill Downs, Inc.                                        919         49,598
Dover Downs Gaming & Entertainment, Inc.                   2,007         22,579
Dover Motorsports, Inc.                                    1,438          9,419
International Speedway Corp., Class A                        486         20,013

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
National CineMedia, Inc.                                   6,438   $    162,302
Speedway Motorsports, Inc.                                 3,061         95,136
Warner Music Group Corp.                                  72,908        441,823
                                                                   ------------
Total Entertainment                                                     840,023
                                                                   ------------

Environmental Control--0.2%
American Ecology Corp.                                     3,492         81,993
Metal Management, Inc.                                     1,204         54,818
Met-Pro Corp.                                              2,005         24,220
Waste Industries USA, Inc.                                 1,787         64,868
                                                                   ------------
Total Environmental Control                                             225,899
                                                                   ------------
Food--1.2%
Arden Group, Inc. Class A                                    158         24,441
B&G Foods, Inc. Class A                                   20,598        210,306
Calavo Growers, Inc.                                       1,905         35,928
Cal-Maine Foods, Inc.                                        312          8,277
Diamond Foods, Inc.                                        1,015         21,751
Imperial Sugar Co.                                         1,032         19,371
Ingles Markets, Inc. Class A                               2,405         61,063
J&J Snack Foods Corp.                                      1,506         47,108
Lance, Inc.                                                6,807        138,999
Nash Finch Co.                                             1,920         67,738
Sanderson Farms, Inc.                                      2,573         86,916
Spartan Stores, Inc.                                       1,355         30,962
Tootsie Roll Industries, Inc.                              3,312         90,815
Village Super Market, Inc. Class A                           436         22,188
Weis Markets, Inc.                                         5,386        215,116
                                                                   ------------
Total Food                                                            1,080,979
                                                                   ------------
Forest Products & Paper--1.1%
Deltic Timber Corp.                                          549         28,268
Louisiana-Pacific Corp.                                   28,564        390,755
Neenah Paper, Inc.                                         1,414         41,218
P.H. Glatfelter Co.                                        7,636        116,907
Rock-Tenn Co. Class A                                      4,061        103,190
Schweitzer-Mauduit International, Inc.                     2,472         64,050
Wausau Paper Corp.                                        12,800        115,072
Xerium Technologies, Inc.                                 24,330        126,516
                                                                   ------------
Total Forest Products & Paper                                           985,976
                                                                   ------------
Gas--1.6%
Chesapeake Utilities Corp.                                 1,671         53,221
EnergySouth, Inc.                                          1,022         59,276
Laclede Group, Inc. (The)                                  6,683        228,826
New Jersey Resources Corp.                                 6,300        315,126
Northwest Natural Gas Co.                                  5,847        284,515
South Jersey Industries, Inc.                              6,125        221,051
Southwest Gas Corp.                                        8,971        267,067
                                                                   ------------
Total Gas                                                             1,429,082
                                                                   ------------
Hand/Machine Tools--0.5%
Baldor Electric Co.                                        6,545        220,304
Franklin Electric Co., Inc.                                2,006         76,770
Hardinge, Inc.                                             1,036         17,384
L.S. Starrett (The) Co., Class A                             858         14,509
Regal-Beloit Corp.                                         2,890        129,906
                                                                   ------------
Total Hand/Machine Tools                                                458,873
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Healthcare-Products--0.8%
Atrion Corp.                                                 104   $     13,260
Datascope Corp.                                            1,208         43,971
Invacare Corp.                                               456         11,491
LCA-Vision, Inc.                                           5,974        119,301
Mentor Corp.                                               5,115        199,997
Meridian Bioscience, Inc.                                  4,007        120,531
Vital Signs, Inc.                                            712         36,397
West Pharmaceutical Services, Inc.                         3,417        138,696
Young Innovations, Inc.                                      396          9,468
                                                                   ------------
Total Healthcare-Products                                               693,112
                                                                   ------------
Healthcare-Services--0.1%
National Healthcare Corp.                                  1,516         78,377
                                                                   ------------
Holding Companies-Diversified--0.4%
Compass Diversified Holdings                              19,447        289,760
Resource America, Inc. Class A                             2,148         31,511
                                                                   ------------
Total Holding Companies-Diversified                                     321,271
                                                                   ------------
Home Builders--0.6%
Brookfield Homes Corp.                                     4,473         70,673
Lennar Corp. Class B                                       9,654        160,256
M/I Homes, Inc.                                              999         10,490
Monaco Coach Corp.                                         5,537         49,169
Ryland Group, Inc. (The)                                   6,218        171,306
Skyline Corp.                                              1,255         36,834
Winnebago Industries, Inc.                                 4,657         97,890
                                                                   ------------
Total Home Builders                                                     596,618
                                                                   ------------
Home Furnishings--1.2%
American Woodmark Corp.                                    1,878         34,142
Bassett Furniture Industries, Inc.                         7,489         69,947
Ethan Allen Interiors, Inc.(a)                             6,492        185,022
Furniture Brands International, Inc.                      21,695        218,252
Hooker Furniture Corp.                                     2,075         41,708
Kimball International, Inc. Class B                        8,536        116,943
La-Z-Boy, Inc.(a)                                         31,950        253,363
Sealy Corp.(a)                                            14,893        166,653
Stanley Furniture Co., Inc.                                2,632         31,584
                                                                   ------------
Total Home Furnishings                                                1,117,614
                                                                   ------------
Household Products/Wares--0.8%
American Greetings Corp. Class A                           6,240        126,672
Blyth, Inc.                                                7,672        168,323
CSS Industries, Inc.                                       1,084         39,783
Ennis, Inc.                                                6,119        110,142
Oil-Dri Corp. of America                                     834         18,298
Standard Register Co. (The)                               12,907        150,496
WD-40 Co.(a)                                               2,999        113,872
                                                                   ------------
Total Household Products/Wares                                          727,586
                                                                   ------------
Housewares--0.1%
Libbey, Inc.                                                 666         10,549
Lifetime Brands, Inc.                                      1,738         22,559
National Presto Industries, Inc.                             850         44,762
                                                                   ------------
Total Housewares                                                         77,870
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Insurance--3.6%
21st Century Holding Co.                                   3,295   $     44,252
Affirmative Insurance Holdings, Inc.                         797          8,273
American Equity Investment Life Holding Co.                2,690         22,300
American Physicians Capital, Inc.                            706         29,271
Amtrust Financial Services, Inc.                           3,359         46,253
Baldwin & Lyons, Inc. Class B                              3,302         90,673
Donegal Group, Inc. Class A                                2,952         50,686
EMC Insurance Group, Inc.                                  2,870         67,933
Employers Holdings, Inc.                                   4,728         79,005
FBL Financial Group, Inc. Class A                          2,634         90,952
Harleysville Group, Inc.                                   6,106        216,030
Hilb Rogal & Hobbs Co.                                     3,186        129,256
Horace Mann Educators Corp.                                6,583        124,682
Independence Holding Co.                                     382          4,832
Infinity Property & Casualty Corp.                         1,067         38,551
LandAmerica Financial Group, Inc.                          5,014        167,718
Life Partners Holdings, Inc.                                 578         16,011
Mercer Insurance Group, Inc.                                 523          9,393
Midland Co. (The)                                            857         55,439
National Interstate Corp.                                    831         27,506
National Western Life Insurance Co., Class A                  39          8,087
NYMAGIC, Inc.                                                912         21,095
Phoenix Cos., Inc. (The)                                  10,769        127,828
PMI Group, Inc. (The)                                      9,109        120,968
Presidential Life Corp.                                    6,073        106,338
ProCentury Corp.                                           1,068         16,394
Radian Group, Inc.                                         4,001         46,732
RLI Corp.                                                  2,546        144,587
Safety Insurance Group, Inc.                               5,015        183,649
Selective Insurance Group, Inc.                            8,273        190,196
State Auto Financial Corp.                                 6,228        163,796
Stewart Information Services Corp.                         3,324         86,723
Tower Group, Inc.                                          1,003         33,500
United Fire & Casualty Co.                                 3,778        109,902
Universal Insurance Holdings, Inc.                        10,070         74,619
Zenith National Insurance Corp.                           12,482        558,321
                                                                   ------------
Total Insurance                                                       3,311,751
                                                                   ------------
Internet--0.4%
Imergent, Inc.                                             3,022         32,003
TheStreet.com, Inc.                                        1,697         27,016
United Online, Inc.                                       25,468        301,032
                                                                   ------------
Total Internet                                                          360,051
                                                                   ------------
Investment Companies--4.7%
Ares Capital Corp.                                        57,339        838,870
BlackRock Kelso Capital Corp.                             44,305        676,980
Capital Southwest Corp.                                      181         21,430
Gladstone Capital Corp.(a)                                10,463        177,871
Gladstone Investment Corp.                                 9,828         96,413
Hercules Technology Growth Capital, Inc.                  23,365        290,193
Kohlberg Capital Corp.                                    18,003        216,036
MCG Capital Corp.                                         72,299        837,945
Medallion Financial Corp.                                  9,561         95,801
MVC Capital, Inc.                                          5,112         82,508
NGP Capital Resources Co.                                 11,819        184,731
Patriot Capital Funding, Inc.                             17,970        181,317

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
PennantPark Investment Corp.                              11,381   $    114,038
Prospect Capital Corp.                                    18,622        243,017
TICC Capital Corp.                                        20,898        192,889
Tortoise Capital Resources Corp.                           4,907         60,111
                                                                   ------------
Total Investment Companies                                            4,310,150
                                                                   ------------
Iron/Steel--0.4%
Gibraltar Industries, Inc.                                 3,010         46,414
Great Northern Iron Ore Properties                           974        124,429
Mesabi Trust                                               8,457        173,791
Olympic Steel, Inc.                                          467         14,809
Schnitzer Steel Industries, Inc. Class A                     169         11,683
                                                                   ------------
Total Iron/Steel                                                        371,126
                                                                   ------------
Leisure Time--0.4%
Ambassadors Group, Inc.                                    3,464         63,426
Arctic Cat, Inc.                                           2,181         26,041
Callaway Golf Co.                                          7,698        134,177
Marine Products Corp.                                      8,624         60,454
Nautilus, Inc.                                            15,478         75,068
                                                                   ------------
Total Leisure Time                                                      359,166
                                                                   ------------
Lodging--0.0%
Marcus Corp.                                               2,868         44,311
                                                                   ------------
Machinery-Diversified--1.4%
Alamo Group, Inc.                                            911         16,507
Albany International Corp. Class A                         2,115         78,467
Applied Industrial Technologies, Inc.                      6,086        176,616
Briggs & Stratton Corp.                                   13,528        306,543
Cascade Corp.                                              1,023         47,529
Cognex Corp.                                               5,126        103,289
Gorman-Rupp Co. (The)                                      1,879         58,625
Lindsay Manufacturing Co.                                    437         30,892
NACCO Industries, Inc. Class A                               932         92,911
Robbins & Myers, Inc.                                        462         34,941
Sauer-Danfoss, Inc.                                       10,090        252,754
Tennant Co.                                                1,438         63,689
Twin Disc, Inc.                                              357         25,265
                                                                   ------------
Total Machinery-Diversified                                           1,288,028
                                                                   ------------
Media--3.0%
Belo Corp. Class A                                        18,809        328,029
Courier Corp.                                              2,168         71,566
Entercom Communications Corp.                             20,126        275,525
GateHouse Media, Inc.                                     79,881        701,356
Gray Television, Inc.                                      4,243         34,029
Hearst-Argyle Television, Inc.                             5,311        117,426
Journal Communications, Inc. Class A                      11,012         98,447
Lee Enterprises, Inc.                                     15,353        224,921
McClatchy Co. Class A                                     21,541        269,693
Media General, Inc. Class A                                5,789        123,016
New Frontier Media, Inc.                                  17,403         95,717
Sinclair Broadcast Group, Inc. Class A                    21,691        178,083
Value Line, Inc.                                           2,042         82,211
World Wrestling Entertainment, Inc.                       10,346        152,707
                                                                   ------------
Total Media                                                           2,752,726
                                                                   ------------
Metal Fabricate/Hardware--0.6%
A. M. Castle & Co.                                         1,497         40,703
Ampco-Pittsburgh Corp.                                     1,229         46,862

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
CIRCOR International, Inc.                                   433   $     20,074
Dynamic Materials Corp.                                      195         11,486
Kaydon Corp.                                               2,339        127,569
Lawson Products, Inc.                                      1,421         53,884
Mueller Industries, Inc.                                   3,466        100,479
Mueller Water Products, Inc. Class A                       1,401         13,338
Mueller Water Products, Inc. Class B                       4,253         42,402
NN, Inc.                                                   4,152         39,112
Sun Hydraulics Corp.                                       1,449         36,558
                                                                   ------------
Total Metal Fabricate/Hardware                                          532,467
                                                                   ------------
Mining--0.7%
AMCOL International Corp.                                  3,585        129,168
Compass Minerals International, Inc.                       7,977        327,056
Kaiser Aluminum Corp.                                      1,472        116,995
Royal Gold, Inc.                                           2,066         63,054
                                                                   ------------
Total Mining                                                            636,273
                                                                   ------------
Miscellaneous Manufacturing--1.3%
A.O. Smith Corp.                                           3,252        113,982
American Railcar Industries, Inc.                          1,174         22,600
Ameron International Corp.                                   618         56,949
Chase Corp.                                                  773         19,518
Federal Signal Corp.                                       7,048         79,079
Freightcar America, Inc.                                     592         20,720
Koppers Holdings, Inc.                                     2,608        112,770
Lancaster Colony Corp.                                     6,149        244,114
Matthews International Corp. Class A                       1,188         55,682
Myers Industries, Inc.                                     2,627         38,013
Portec Rail Products, Inc.                                 1,560         17,129
Quixote Corp.                                              1,388         26,358
Raven Industries, Inc.                                     1,617         62,077
Reddy Ice Holdings, Inc.                                   9,951        251,859
Standex International Corp.                                3,886         67,811
Synalloy Corp.                                               397          6,824
Tredegar Corp.                                             2,934         47,179
                                                                   ------------
Total Miscellaneous Manufacturing                                     1,242,664
                                                                   ------------
Office Furnishings--0.6%
Interface, Inc. Class A                                    1,777         29,001
Knoll, Inc.                                                8,966        147,311
Steelcase, Inc. Class A                                   23,117        366,867
Virco Manufacturing                                        1,279          9,439
                                                                   ------------
Total Office Furnishings                                                552,618
                                                                   ------------
Office/Business Equipment--0.2%
IKON Office Solutions, Inc.                               10,414        135,590
                                                                   ------------
Oil & Gas--0.2%
Adams Resources & Energy, Inc.                               566         14,546
Alon USA Energy, Inc.                                      1,903         51,724
Atlas America, Inc.                                          660         39,059
Barnwell Industries, Inc.                                  1,020         12,607
Delek US Holdings, Inc.                                    3,075         62,207
Panhandle Royalty Co. Class A                                613         15,711
                                                                   ------------
Total Oil & Gas                                                         195,854
                                                                   ------------
Oil & Gas Services--0.6%
CARBO Ceramics, Inc.                                       2,446         90,991
Gulf Island Fabrication, Inc.                              1,262         40,018
Lufkin Industries, Inc.                                    1,841        105,471

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
MarkWest Hydrocarbon, Inc.                                 1,990   $    124,674
RPC, Inc.                                                 12,480        146,140
                                                                   ------------
Total Oil & Gas Services                                                507,294
                                                                   ------------
Packaging & Containers--0.2%
Greif, Inc. Class A                                        3,175        207,550
                                                                   ------------
Pharmaceuticals--0.1%
Mannatech, Inc.                                           10,656         67,346
Medicis Pharmaceutical Corp. Class A                       1,770         45,967
Reliv' International, Inc.                                 1,411         11,556
                                                                   ------------
Total Pharmaceuticals                                                   124,869
                                                                   ------------
Real Estate--0.1%
Consolidated-Tomoka Land Co.                                 271         16,986
Forest City Enterprises, Inc. Class B                      1,125         50,108
Thomas Properties Group, Inc.                              3,851         41,514
                                                                   ------------
Total Real Estate                                                       108,608
                                                                   ------------
REITS--22.2%
Acadia Realty Trust                                        6,897        176,632
Agree Realty Corp.                                         3,584        107,878
American Campus Communities, Inc.                         10,062        270,165
American Financial Realty Trust                           85,626        686,720
American Land Lease, Inc.                                  2,447         48,524
Ashford Hospitality Trust, Inc.                           94,263        677,750
Associated Estates Realty Corp.                            6,337         59,821
BioMed Realty Trust, Inc.                                 25,432        589,258
BRT Realty Trust                                          12,985        198,671
CapLease, Inc.                                            28,499        239,962
Cedar Shopping Centers, Inc.                              24,078        246,318
Cogdell Spencer, Inc.                                      7,502        119,507
Colonial Properties Trust                                 27,160        614,630
Cousins Properties, Inc.                                  22,866        505,339
EastGroup Properties, Inc.                                 7,300        305,505
Education Realty Trust, Inc.                              13,782        154,910
Entertainment Properties Trust                            11,333        532,651
Equity Lifestyle Properties, Inc.                          2,231        101,890
Extra Space Storage, Inc.                                 32,390        462,853
FelCor Lodging Trust, Inc.                                30,268        471,878
First Potomac Realty Trust                                12,358        213,670
Franklin Street Properties Corp.                          37,377        553,179
Getty Realty Corp.                                        12,032        321,014
Gladstone Commercial Corp.                                 5,050         88,577
Glimcher Realty Trust                                     26,398        377,227
GMH Communities Trust                                     33,267        183,634
Healthcare Realty Trust, Inc.                             21,734        551,825
Hersha Hospitality Trust                                  20,604        195,738
Home Properties, Inc.                                     13,795        618,705
Inland Real Estate Corp.                                  31,089        440,220
Investors Real Estate Trust                               26,179        234,826
Kite Realty Group Trust                                   10,736        163,939
LaSalle Hotel Properties                                  15,557        496,268
Lexington Corporate Properties Trust(a)                   38,218        555,689
LTC Properties, Inc.                                      10,348        259,217
Maguire Properties, Inc.                                  21,133        622,789
Medical Properties Trust, Inc.                            34,244        348,946
Mid-America Apartment Communities, Inc.                    9,225        394,369
Mission West Properties, Inc.                              8,669         82,442
Monmouth REIT Class A                                     13,025        105,503
National Health Investors, Inc.                           13,815        385,439
Omega Healthcare Investors, Inc.                          33,332        534,979

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
One Liberty Properties, Inc.                               5,156   $     94,716
Parkway Properties, Inc.                                   7,177        265,405
Pennsylvania Real Estate Investment Trust                 18,195        540,028
PMC Commercial Trust                                       7,631         82,110
Post Properties, Inc.                                     15,330        538,390
PS Business Parks, Inc.                                    4,923        258,704
Public Storage, Inc. Class A                               5,945        148,566
Quadra Realty Trust, Inc.                                 13,064        105,035
Ramco-Gershenson Properties Trust                          9,560        204,297
Resource Capital Corp.(a)                                 30,305        282,140
Saul Centers, Inc.                                         4,137        221,040
Sovran Self Storage, Inc.(a)                               8,837        354,364
Strategic Hotels & Resorts, Inc.                          27,591        461,597
Sun Communities, Inc.                                     13,296        280,147
Sunstone Hotel Investors, Inc.                            25,351        463,670
Supertel Hospitality, Inc.                                11,892         73,017
Tanger Factory Outlet Centers, Inc.(a)                     7,580        285,842
UMH Properties, Inc.                                       6,695         79,001
Universal Health Realty Income Trust                       5,858        207,608
Urstadt Biddle Properties, Inc.                            2,606         39,507
Urstadt Biddle Properties, Inc. Class A                    7,268        112,654
U-Store-It Trust                                          47,117        431,592
Washington Real Estate Investment Trust                   17,421        547,194
Winthrop Realty Trust                                     22,847        120,861
                                                                   ------------
Total REITS                                                          20,496,542
                                                                   ------------
Retail--4.1%
Ark Restaurants Corp.                                      1,215         44,724
Asbury Automotive Group, Inc.                             12,014        180,811
Bebe Stores, Inc.                                          9,272        119,238
Big 5 Sporting Goods Corp.                                 3,423         49,360
Bob Evans Farms, Inc.                                      4,538        122,208
Bon-Ton Stores, Inc. (The)                                 1,738         16,494
Books-A-Million, Inc.                                      3,451         41,136
Borders Group, Inc.                                       14,618        155,682
Brown Shoe Co., Inc.                                       5,164         78,338
Buckle, Inc. (The)                                         6,041        199,352
Casey's General Stores, Inc.                               3,188         94,397
Cash America International, Inc.                             805         26,002
Cato Corp. (The) Class A                                   9,524        149,146
CBRL Group, Inc.                                           3,611        116,960
Christopher & Banks Corp.                                  3,730         42,709
Circuit City Stores, Inc.                                 29,451        123,694
CKE Restaurants, Inc.                                      6,626         87,463
Dillard's, Inc. Class A                                    4,207         79,007
Fred's, Inc.                                               2,176         20,955
Group 1 Automotive, Inc.                                   3,360         79,800
Haverty Furniture Cos., Inc.                               3,956         35,564
IHOP Corp.(a)                                              2,367         86,585
Jones Apparel Group, Inc.                                 18,129        289,882
Kenneth Cole Productions, Inc. Class A                     3,253         56,895
Landry's Restaurants, Inc.                                   972         19,148
Lithia Motors, Inc. Class A                                4,095         56,224
Movado Group, Inc.                                         1,600         40,464
Nu Skin Enterprises, Inc. Class A                         10,841        178,118
O'Charley's, Inc.                                          2,536         37,989
PEP Boys-Manny, Moe & Jack (The)                           9,014        103,481
PriceSmart, Inc.                                           2,210         66,433
Regis Corp.                                                1,699         47,504
Ruby Tuesday, Inc.                                        13,947        135,983
Sonic Automotive, Inc.                                     6,238        120,768
Sport Supply Group, Inc.                                     993          7,894
Stage Stores, Inc.                                         3,463         51,252
Stein Mart, Inc.                                          13,859         65,692
Talbots, Inc.(a)                                          12,966        153,258

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Triarc Cos., Inc. Class A                                  7,742   $     67,588
Triarc Cos., Inc. Class B                                 19,297        169,042
Tuesday Morning Corp.                                     31,523        159,822
World Fuel Services Corp.                                    905         26,272
                                                                   ------------
Total Retail                                                          3,803,334
                                                                   ------------
Savings & Loans--3.4%
Abington Bancorp Inc.                                      3,528         33,163
American Bancorp of New Jersey, Inc.                       1,230         12,460
Anchor Bancorp Wisconsin, Inc.                             4,260        100,195
BankAtlantic Bancorp, Inc. Class A                        15,628         64,075
BankFinancial Corp.                                        2,825         44,692
BankUnited Financial Corp. Class A                           683          4,713
Benjamin Franklin Bancorp, Inc.                            1,003         13,260
Berkshire Hills Bancorp, Inc.                              1,866         48,516
Brookline Bancorp, Inc.                                   13,899        141,214
CFS Bancorp, Inc.                                          2,577         37,727
Citizens First Bancorp, Inc.                               1,424         17,472
Clifton Savings Bancorp, Inc.                              3,714         36,397
Dime Community Bancshares                                  9,956        127,138
Downey Financial Corp.                                     2,270         70,620
First Defiance Financial Corp.                             2,255         49,655
First Financial Holdings, Inc.                             3,054         83,741
First Niagara Financial Group, Inc.                       33,635        404,964
First Place Financial Corp.                                5,550         77,645
Flagstar Bancorp, Inc.                                    13,570         94,583
Flushing Financial Corp.                                   4,512         72,418
HMN Financial, Inc.                                        1,265         30,550
Home Federal Bancorp, Inc.                                 2,352         23,614
Kearny Financial Corp.                                     7,933         94,482
K-Fed Bancorp                                              3,274         33,035
KNBT Bancorp, Inc.                                         4,728         72,906
Legacy Bancorp, Inc.                                         823         10,913
NewAlliance Bancshares, Inc.                              15,841        182,488
Northwest Bancorp, Inc.                                   10,923        290,223
OceanFirst Financial Corp.                                 4,231         66,892
PFF Bancorp, Inc.                                         12,939        155,786
Provident Financial Holdings, Inc.                         1,114         18,336
Provident Financial Services, Inc.                        12,880        185,730
Provident New York Bancorp                                 5,742         74,187
Riverview Bancorp, Inc.                                    2,604         29,842
Rockville Financial, Inc.                                  1,620         19,764
Roma Financial Corp.                                       3,364         52,781
TierOne Corp.                                              1,750         38,763
United Community Financial Corp.                          14,306         78,969
United Financial Bancorp, Inc.                             2,798         31,030
United Western Bancorp, Inc.                                 587         11,740
ViewPoint Financial Group                                  2,018         33,358
Westfield Financial, Inc.                                  4,679         45,386
Willow Grove Bancorp, Inc.                                 5,332         44,735
WSFS Financial Corp.                                         322         16,164
                                                                   ------------
Total Savings & Loans                                                 3,176,322
                                                                   ------------
Semiconductors--0.1%
Cohu, Inc.                                                 2,505         38,327
Micrel, Inc.                                               7,218         60,992
                                                                   ------------
Total Semiconductors                                                     99,319
                                                                   ------------
Software--1.1%
Acxiom Corp.                                              11,180        131,141
American Software, Inc. Class A                            7,959         67,652
Blackbaud, Inc.                                            3,737        104,785
CAM Commerce Solutions, Inc.                                 773         32,319

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Computer Programs & Systems, Inc.                          4,949   $    112,540
infoUSA, Inc.                                             11,586        103,463
MoneyGram International, Inc.                              7,594        116,720
Pegasystems, Inc.                                          2,483         29,622
QAD, Inc.                                                  2,605         24,331
Quality Systems, Inc.                                      6,548        199,649
Renaissance Learning, Inc.                                 4,421         61,894
Schawk, Inc.                                               1,725         26,772
                                                                   ------------
Total Software                                                        1,010,888
                                                                   ------------

Telecommunications--2.9%
Adtran, Inc.                                               7,787        166,486
Alaska Communications Systems Group, Inc.                 17,374        260,610
Applied Signal Technology, Inc.                            3,429         46,566
Atlantic Tele-Network, Inc.                                1,808         61,074
Black Box Corp.                                              812         29,370
Consolidated Communications Holdings, Inc.                17,838        354,976
D&E Communications, Inc.                                   3,484         50,344
FairPoint Communications, Inc.                            26,579        346,059
HickoryTech Corp.                                          4,970         46,519
IDT Corp.                                                 13,685        108,112
IDT Corp. Class B                                         44,624        377,072
Iowa Telecommunications Services, Inc.                    21,389        347,785
NTELOS Holdings Corp.                                      9,425        279,828
Plantronics, Inc.                                          2,570         66,820
Preformed Line Products Co.                                  559         33,261
Shenandoah Telecommunications Co.                          1,837         44,051
SureWest Communications                                    5,667         96,906
                                                                   ------------
Total Telecommunications                                              2,715,839
                                                                   ------------
Textiles--0.1%
Angelica Corp.                                             1,722         32,890
G&K Services, Inc. Class A                                   726         27,240
UniFirst Corp.                                               411         15,618
                                                                   ------------
Total Textiles                                                           75,748
                                                                   ------------
Transportation--0.7%
Arkansas Best Corp.                                        4,674        102,548
Forward Air Corp.                                          1,765         55,015
Heartland Express, Inc.                                    3,749         53,161
Horizon Lines, Inc. Class A                                5,097         95,008
Knight Transportation, Inc.                                4,814         71,295
Pacer International, Inc.                                 10,696        156,162
Werner Enterprises, Inc.                                   5,769         98,246
                                                                   ------------
Total Transportation                                                    631,435
                                                                   ------------
Trucking & Leasing--0.4%
Greenbrier Cos., Inc.(a)                                   1,652         36,774
TAL International Group, Inc.(a)                          15,604        355,303
                                                                   ------------
Total Trucking & Leasing                                                392,077
                                                                   ------------
Water--0.6%
American States Water Co.                                  2,920        110,026
Artesian Resources Corp.                                   1,633         30,864
California Water Service Group                             4,348        160,962
Connecticut Water Service, Inc.                            2,113         49,803

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares           Value
--------------------------------------------------------------------------------
Middlesex Water Co.                                        3,468   $     65,719
SJW Corp.                                                  2,354         81,613
Southwest Water Co.                                        3,289         41,178
York Water Co.                                             2,425         37,588
                                                                   ------------
Total Water                                                             577,753
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $109,150,130)                                                 91,013,912
                                                                   ============
SHORT-TERM INVESTMENT--1.9%
MONEY MARKET FUND--1.9%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $1,789,453)                                     1,789,453      1,789,453
                                                                   ============
INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED--5.0%
MONEY MARKET FUNDS(c)--5.0%
AIM Prime Portfolio, 4.87%                                   370            370
UBS Enhanced Yield Portfolio, 4.87%                    3,418,052      3,418,052
UBS Private Money Market Fund LLC, 4.78%               1,218,650      1,218,650
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED
(Cost: $4,637,072)(d)                                                 4,637,072
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES--105.6%
(Cost: $115,576,655)(e)                                              97,440,437

Liabilities in Excess of Other Assets --(5.6)%                       (5,210,324)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 92,230,113
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $4,163,505 and the total market value of the collateral held by the Fund was $4,637,072.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Dividend Fund

Sector Breakdown+ as of 12/31/07*


Financials                                           54.0%
Consumer Cyclical                                    10.5%
Industrials                                           6.9%
Communications                                        6.5%
Consumer Non-Cyclical                                 6.5%
Utilities                                             5.8%
Basic Materials                                       5.3%
Technology                                            1.8%
Energy                                                1.1%
Diversified                                           0.3%
Other                                                 1.3%

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree DEFA Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
Australia--8.7%
Alumina Ltd.                                             65,544   $     366,599
Amcor Ltd.                                               66,982         406,402
AMP Ltd.                                                 74,490         650,789
Aristocrat Leisure Ltd.                                  32,659         322,608
Austbrokers Holdings Ltd.                                25,674         103,022
Australia & New Zealand Banking Group Ltd.               94,061       2,267,929
Australian Stock Exchange Ltd.                           13,930         739,990
AXA Asia Pacific Holdings Ltd.(a)                        66,065         428,102
BHP Billiton Ltd.                                        62,944       2,218,457
Billabong International Ltd.(a)                          30,858         401,546
BlueScope Steel Ltd.(a)                                  55,569         470,846
Caltex Australia Ltd.(a)                                 21,290         362,097
Chandler Macleod Ltd.                                    63,499          47,392
Coca-Cola Amatil Ltd.                                    60,901         506,935
Commonwealth Bank of Australia                           72,414       3,757,763
Computershare Ltd.                                       41,374         358,925
Consolidated Media Holdings Ltd.(a)                       9,550          35,219
Crown Ltd.*(a)                                            6,661          78,669
CSL Ltd.                                                 24,296         775,672
CSR Ltd.(a)                                             136,648         371,950
Energy Developments Ltd.                                 61,518         210,122
Foster's Group Ltd.                                      90,578         520,935
Harvey Norman Holdings Ltd.                             110,162         657,749
Insurance Australia Group Ltd.(a)                       101,169         365,986
John FairFax Holdings Ltd.(a)                           114,255         469,505
Leighton Holdings Ltd.(a)                                15,985         858,981
Lend Lease Corp. Ltd.                                    30,933         469,881
Lion Nathan Ltd.                                         56,343         475,426
Macquarie Bank Ltd.(a)                                    7,698         515,053
National Australia Bank Ltd.                             85,052       2,822,155
Newcrest Mining Ltd.                                     21,894         636,315
Orica Ltd.                                               19,948         556,112
Perpetual Ltd.(a)                                         6,487         377,297
Qantas Airways Ltd.                                     149,784         715,457
QBE Insurance Group Ltd.                                 26,089         763,734
Rio Tinto Ltd.(a)                                         7,523         884,816
Santos Ltd.                                              39,621         491,224
Sonic Healthcare Ltd.                                    31,194         457,959
SP Telemedia Ltd.(a)                                    733,763         254,491
St.George Bank Ltd.(a)                                   29,783         826,109
Suncorp-Metway Ltd.                                      53,165         789,852
TABCORP Holdings Ltd.                                    35,239         457,317
Telstra Corp. Ltd.                                      607,112       2,500,121
Toll Holdings Ltd.                                       29,658         298,172
Wesfarmers Ltd.                                          31,112       1,106,365
Westpac Banking Corp.                                    95,535       2,342,056
Woodside Petroleum Ltd.                                  17,583         777,959
Woolworths Ltd.                                          41,845       1,248,861
Zinifex Ltd.                                             25,383         276,366
                                                                  -------------
Total Australia                                                      37,797,288
                                                                  -------------
Austria--0.3%
Andritz AG                                                  700          42,421
Bank Austria Creditanstalt AG                             3,251         670,666
BOEHLER-UDDEHOLM AG                                       1,139         114,854
Flughafen Wien AG                                           575          66,414
OMV AG                                                    2,681         217,233
Schoeller-Bleckmann Oilfield Equipment AG                   450          40,508

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
voestalpine AG                                            1,910   $     138,090
Wienerberger AG                                           1,962         108,804
                                                                  -------------
Total Austria                                                         1,398,990
                                                                  -------------
Belgium--1.6%
Barco N.V.                                                3,941         300,773
Bekaert S.A.                                                825         110,970
Belgacom S.A.                                            17,153         846,150
Cofinimmo                                                   884         166,364
Compagnie Maritime Belge S.A.                             4,446         385,141
Delhaize Group                                            1,762         155,083
Dexia N.V.                                               36,160         910,911
Euronav N.V.                                              6,404         226,022
Exmar N.V.                                                4,507         131,460
Groep Colruyt S.A.                                          625         147,146
InBev N.V.                                                6,654         554,524
KBC Ancora                                                  579          65,606
KBC Groep N.V.                                            9,668       1,359,797
Mobistar S.A.                                             4,295         390,899
Solvay S.A.                                               2,163         302,643
UCB S.A.                                                 16,265         737,663
                                                                  -------------
Total Belgium                                                         6,791,152
                                                                  -------------
Denmark--0.8%
A/S Dampskibsselskabat Torm                               5,202         182,578
Amagerbanken A/S                                          9,575         473,113
Carlsberg A/S Class B                                       575          69,563
Danisco A/S                                               4,900         347,320
Danske Bank A/S                                          24,807         971,598
H. Lundbeck A/S                                          11,901         322,024
NKT Holding A/S                                             600          53,999
Novo-Nordisk A/S Class B                                  9,802         643,851
Rella Holding A/S                                        14,900         242,488
                                                                  -------------
Total Denmark                                                         3,306,534
                                                                  -------------
Finland--2.0%
Elisa Oyj                                                 3,881         119,159
Finnair Oyj                                               5,012          59,282
Fortum Oyj                                               46,718       2,104,448
KCI Konecranes Oyj                                        3,753         129,385
Kemira Oyj                                                5,012         105,520
Kesko Oyj Class B                                         2,509         138,368
Metso Oyj                                                 2,509         136,937
Nokia Oyj                                                92,742       3,595,939
Nokian Renkaat Oyj                                        5,012         176,234
Ramirent Oyj                                              9,948         163,334
Rautaruukki Oyj                                           7,498         325,037
Sampo Oyj Class A                                        20,026         529,365
Sanoma-WSOY Oyj                                           6,512         186,895
Stora Enso Oyj Class R                                   20,026         299,817
UPM-Kymmene Oyj                                          20,026         404,636
Uponor Oyj                                                2,509          63,168
Wartsila Oyj Class B                                      2,509         191,081
YIT Oyj                                                   2,509          54,988
                                                                  -------------
Total Finland                                                         8,783,593
                                                                  -------------
France--13.0%
Accor S.A.                                                9,179         734,083
Air France-KLM                                            9,662         339,738
AXA S.A.                                                103,508       4,145,036

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
BNP Paribas                                              28,076   $   3,046,621
Carrefour S.A.                                           18,238       1,420,971
Casino Guichard Perrachon S.A.                            6,728         731,750
Christian Dior S.A.                                       5,440         715,024
Cie de Saint-Gobain S.A.                                  9,301         876,969
CNP Assurances S.A.                                       5,439         707,657
Compagnie Generale des Etablissements
  Michelin Class B                                        8,251         946,975
Credit Agricole S.A.                                     65,192       2,198,894
Electricite de France                                    39,008       4,646,938
Gaz de France S.A.                                       14,999         877,172
Groupe Danone                                            11,182       1,003,807
Hermes International                                      6,060         765,861
Lafarge S.A.                                              5,066         922,140
Lagardere SCA                                             6,777         508,197
L'Air Liquide S.A.                                        6,655         990,411
L'Oreal S.A.                                             11,050       1,582,931
LVMH Moet Hennessy Louis Vuitton S.A.                     8,199         991,114
Natixis                                                 112,902       2,168,999
NRJ Group(a)                                             21,580         226,537
PPR S.A.                                                  4,446         715,030
Renault S.A.                                             19,312       2,739,088
Sanofi-Aventis                                           28,191       2,595,824
Schneider Electric S.A.                                   7,076         958,818
Societe Des Autoroutes Paris-Rhin-Rhone                   9,902         969,974
Societe Generale                                         15,607       2,257,406
Sodexho Alliance S.A.                                     7,076         434,510
Suez S.A.                                                51,275       3,491,196
Technip S.A.                                              9,808         781,519
TOTAL S.A.                                               89,633       7,447,455
Veolia Environnement S.A.                                 9,079         828,958
VINCI S.A.                                               13,903       1,029,557
Vivendi S.A.                                             47,215       2,166,184
                                                                  -------------
Total France                                                         56,963,344
                                                                  -------------
Germany--7.7%
Allianz SE                                                9,179       1,985,513
AMB Generali Holding AG                                   1,837         286,708
BASF AG                                                  13,657       2,024,876
Bayer AG                                                 17,634       1,612,136
Bayer Schering Pharma AG                                  3,192         488,621
Bayerische Motoren Werke AG                               7,815         483,888
Beate Uhse AG                                            56,673         150,803
Beiersdorf AG                                             5,618         435,331
Commerzbank AG                                            9,500         364,738
DaimlerChrysler AG                                       29,768       2,894,233
Deutsche Bank AG                                          8,368       1,093,759
Deutsche Boerse AG                                        4,129         819,496
Deutsche Lufthansa AG                                    14,726         392,279
Deutsche Post AG                                         34,720       1,193,424
Deutsche Postbank AG                                      3,928         348,883
Deutsche Telekom AG                                     267,571       5,875,858
Deutsche Wohnen AG                                       10,445         322,221
E.ON AG                                                  18,961       4,036,036
Fraport AG Frankfurt Airport Services
  Worldwide                                               4,003         315,279
Fresenius Medical Care AG & Co. KGaA                      7,070         379,253
Hypo Real Estate Holding AG                               4,421         233,340
MAN AG                                                    3,953         657,705
Muenchener Rueckversicherungs-
  Gesellshaft AG                                          5,693       1,106,520
MVV Energie AG                                            9,111         416,806
RWE AG                                                   12,365       1,735,512
Salzgitter AG                                             1,811         270,205
Siemens AG                                               15,024       2,391,201

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
ThyssenKrupp AG                                          11,893   $     666,836
Volkswagen AG                                             3,380         771,404
                                                                  -------------
Total Germany                                                        33,752,864
                                                                  -------------
Hong Kong--4.7%
Bank of East Asia Ltd.                                   55,018         376,434
BOC Hong Kong (Holdings) Ltd.                           437,640       1,226,362
Cathay Pacific Airways Ltd.                             149,000         389,822
Cheung Kong (Holdings) Ltd.                              49,969         924,094
China Merchants Holdings
  (International) Co., Ltd.                              50,016         311,101
China Mobile Ltd.                                       356,624       6,307,032
China Netcom Group Corp. (Hong Kong) Ltd.                38,000         114,282
China Overseas Land & Investment Ltd.                   100,034         206,806
China Resources Enterprise, Ltd.                         48,016         206,291
China Travel International Investment
  Hong Kong Ltd.                                        200,067         131,883
China Unicom Ltd.                                        96,051         220,498
CITIC International Financial Holdings Ltd.             175,060         109,337
CITIC Pacific Ltd.                                       98,025         547,489
CLP Holdings Ltd.                                        75,034         512,422
CNOOC Ltd.                                            1,009,153       1,718,721
Dah Sing Financial Holdings Ltd.                          8,803          87,043
Denway Motors Ltd.                                      150,051          96,411
Hang Seng Bank Ltd.                                      89,329       1,843,311
Henderson Investment Ltd.                                29,335           6,358
Hong Kong Exchanges and Clearing Ltd.                    30,000         851,053
Hopewell Holdings Ltd.                                   25,008         115,460
Hutchison Whampoa Ltd.                                   99,025       1,123,293
MTR Corp.                                               100,034         368,197
New World Development Co., Ltd.                          74,954         265,791
PCCW Ltd.                                               105,060          62,383
Shanghai Industrial Holdings Ltd.                        24,008         104,685
Shun TAK Holdings Ltd.                                   49,969          78,567
Singamas Container Holdings Ltd.(a)                     396,034         172,180
Sino Land Co. Ltd.                                       49,969         177,513
Sun Hung Kai Properties Ltd.                             52,328       1,111,334
Television Broadcasts Ltd.                               25,008         150,258
Tradelink Electronic Commerce Ltd.                    1,292,000         170,667
Wharf (Holdings) Ltd. (The)                              49,969         261,784
Wing Hang Bank Ltd.                                      12,505         187,156
Wing Lung Bank Ltd.                                      10,003         122,513
                                                                  -------------
Total Hong Kong                                                      20,658,531
                                                                  -------------
Ireland--0.4%
Allied Irish Banks PLC                                   28,249         647,235
Anglo Irish Bank Corp. PLC                                6,629         106,805
Bank of Ireland                                          28,870         428,847
CRH PLC                                                   7,167         248,550
FBD Holdings PLC                                          5,437         200,716
Glanbia PLC                                               6,689          44,620
Independent News & Media PLC                             27,309          94,827
Irish Life & Permanent PLC                                6,927         120,620
Kerry Group PLC Class A                                   1,263          40,071
                                                                  -------------
Total Ireland                                                         1,932,291
                                                                  -------------
Italy--7.9%
AcegasAps SpA                                             9,411          91,775
Actelios SpA                                              6,239          59,018
AEM SpA                                                 126,487         580,219
Alleanza Assicurazioni SpA                               27,408         356,239
Assicurazioni Generali SpA                               18,360         832,141
Atlantia SpA                                             10,255         388,777

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Autogrill SpA                                            12,416   $     211,480
Banca Carige SpA                                         63,306         323,485
Banca Finnat Euramerica SpA                             256,233         327,610
Banca Intesa SpA                                        594,117       4,699,283
Banca Monte dei Paschi di Siena SpA(a)                   50,666         272,786
Banca Popolare dell'Etruria e del Lazio                  24,822         338,777
Banca Popolare di Milano S.c.r.l.                        24,264         330,629
Banco Popolare S.c.r.l.*                                 10,604         235,034
Credito Emiliano SpA                                     19,164         264,497
Enel SpA                                                341,451       4,061,142
Eni SpA                                                 207,668       7,605,707
ERGO Previdenza SpA                                     111,620         655,224
Fiera Milano SpA                                         59,299         412,250
Finmeccanica SpA                                         13,360         429,140
Fondiaria-Sai SpA                                         8,024         330,828
Hera SpA                                                 54,987         247,814
Ifil Investments SpA                                     52,803         497,944
Luxottica Group SpA                                      11,574         367,879
Mediobanca SpA                                           20,419         421,533
Mediolanum SpA(a)                                        43,457         349,132
Piccolo Credito Valtellinese S.c.r.l.                    16,105         212,035
Premafin Finanziaria SpA                                 27,339          77,943
Saipem SpA                                                8,024         321,795
Snam Rete Gas SpA                                        93,663         598,428
Telecom Italia SpA                                    1,303,855       4,050,891
Terna SpA                                               104,397         420,887
UniCredito Italiano SpA                                 376,013       3,122,580
Unione di Banche Italiane SCPA                           17,043         468,702
Unipol SpA                                               93,712         322,662
                                                                  -------------
Total Italy                                                          34,286,266
                                                                  -------------
Japan--8.8%
Alpen Co., Ltd.                                           5,300          81,838
Arnest One Corp.                                         20,000          81,994
Asahi Glass Co., Ltd.                                    25,000         335,452
Astellas Pharma, Inc.                                    10,000         435,931
Bridgestone Corp.                                        17,500         311,417
Calsonic Kansei Corp.                                    20,000         102,224
Canon Inc.                                               15,000         698,205
Chubu Electric Power Co., Inc.                           15,000         391,398
Dai Nippon Printing Co., Ltd.                            25,000         367,677
Daiwa House Industry Co., Ltd.                           25,000         322,920
Daiwa Securities Group, Inc.                             30,000         272,837
DENSO Corp.                                              10,000         409,972
Eisai Co., Ltd.                                           7,500         295,395
Fanuc Ltd.                                                5,000         486,953
Fuji Electronics Co., Ltd.                               16,900         155,816
Fuji Photo Film Co., Ltd.                                10,000         423,399
Hitachi Ltd.                                             50,000         372,824
Honda Motor Co., Ltd.                                    15,000         503,513
ITOCHU Corp.                                             50,000         488,744
Izumiya Co., Ltd.                                        36,000         203,661
Japan Tobacco, Inc.                                         100         597,950
JFE Holdings, Inc.                                       10,000         506,646
Kansai Electric Power Co., Inc. (The)                    17,500         408,070
Kanto Natural Gas Development Ltd.                       24,000         138,782
Kao Corp.                                                25,000         751,913
Keiyo Co., Ltd.                                           7,800          44,196
Kirin Brewery Co., Ltd.                                  25,000         367,229
Kobe Steel Ltd.                                         122,000         397,512
Kojima Co., Ltd.(a)                                      43,700         221,013
Komatsu Ltd.                                             25,000         680,303
Konaka Co., Ltd.                                         48,000         470,913

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Kyocera Corp.                                             5,000   $     443,539
Kyodo Printing Co., Ltd.                                 27,000          73,473
Kyoritsu Printing Co., Ltd.                              29,900          86,985
Kyushu Electric Power Co., Inc.                          17,500         430,784
Marubun Corp.                                            14,000         113,288
Matsushita Electric Industrial Co., Ltd.                 25,000         518,059
Mitsubishi Corp.                                         20,000         547,823
Mitsubishi Electric Corp.                                50,000         522,759
Mitsubishi Estate Co., Ltd.                              24,976         602,518
Mitsubishi Heavy Industries Ltd.                        100,000         430,560
Mitsubishi UFJ Financial Group, Inc.                     88,016         824,891
Mitsui & Co., Ltd.                                       25,000         529,249
Mitsui Fudosan Co., Ltd.                                 24,976         543,272
Mitsui Sumitomo Insurance Co., Ltd.                      25,000         243,477
Mitsuuroko Co., Ltd.                                     12,400          86,688
Mizuho Financial Group, Inc.                                 50         239,001
NEC Mobiling Ltd.                                         4,600          70,823
Nice Holdings, Inc.                                      33,000         101,320
Nippon Oil Corp.                                         50,000         406,839
Nippon Steel Corp.                                      290,000       1,796,357
Nippon Telegraph & Telephone Corp.                          150         750,571
Nissan Motor Co., Ltd.                                   72,500         798,237
Nomura Holdings, Inc.                                   108,300       1,837,072
NTT DoCoMo, Inc.                                          1,206       2,007,931
Okinawa Electric Power Co., Inc. (The)                    2,300         107,058
Ricoh Co., Ltd.                                          25,000         462,113
Right On Co., Ltd.                                        8,300          88,115
Riken Corp.                                              17,000          87,499
Royal Holdings Co., Ltd.                                  7,000          72,998
Saibu Gas Co., Ltd.                                      53,000         120,977
San-Ai Oil Co., Ltd.                                     19,000          70,071
Sankyo Seiko Co., Ltd.                                   37,900         100,081
Sawai Pharmaceutical Co., Ltd.(a)                         2,500         106,297
Secom Co., Ltd.                                          12,500         683,659
Sekisui House Ltd.                                       25,000         270,331
Sharp Corp.                                              25,000         449,805
Shindengen Electric Manufacturing Co., Ltd.              26,000          76,337
Shin-Etsu Chemical Co., Ltd.                              7,500         471,289
Shinkawa Ltd.                                             2,900          44,597
Shonai Bank Ltd. (The)                                   23,000          56,206
Showa Corp.                                               9,300          86,244
Sinanen Co., Ltd.                                         9,000          38,670
Sony Corp.                                                7,500         416,238
SSP Co., Ltd.                                            13,000          62,722
Starzen Co., Ltd.                                        46,000         103,352
Sumitomo Chemical Co., Ltd.                              50,000         446,225
Sumitomo Corp.                                           25,000         355,145
Sumitomo Electric Industries Ltd.                        14,800         235,417
Sumitomo Metal Industries Ltd.                          100,000         464,575
Sumitomo Mitsui Financial Group, Inc.                        25         187,307
Suzuki Motor Corp.                                       17,500         527,906
T&D Holdings, Inc.                                        5,000         258,246
Takagi Securities Co., Ltd.                              32,000          81,350
Takeda Pharmaceutical Co., Ltd.                          10,000         588,104
Teikoku Tsushin Kogyo Co., Ltd.                          23,000          83,794
Tochigi Bank Ltd. (The)                                 124,000         703,719
Tohoku Electric Power Co., Inc.                          17,500         394,755
Tokyo Electric Power Co., Inc. (The)                     22,500         582,062
Tokyo Gas Co., Ltd.                                      75,000         351,117
Tokyu Store Chain Co., Ltd.                              48,000         213,114
Topre Corp.                                              12,300         127,058
Toray Industries, Inc.                                   26,000         203,643
Tori Holdings Co., Ltd.                                 405,000          61,630
Toshiba Corp.                                            50,000         374,614

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Toyo Securities Co., Ltd.                                 8,000   $      33,299
Toyota Motor Corp.                                       46,100       2,492,449
Trans Cosmos, Inc.                                        9,900         116,533
ZERIA Pharmaceutical Co., Ltd.                            7,000          62,033
                                                                  -------------
Total Japan                                                          38,250,967
                                                                  -------------
Netherlands--3.1%
ABN AMRO Holding N.V.                                    12,120         656,528
AEGON N.V.                                               55,837         986,985
Akzo Nobel N.V.                                           6,927         554,892
CSM N.V.                                                  5,340         180,350
Heineken Holding N.V.                                     4,096         231,937
Heineken N.V.                                             5,241         338,840
ING Groep N.V.                                           74,394       2,909,538
Koninklijke DSM N.V.                                      5,191         245,369
Koninklijke Philips Electronics N.V.                     20,516         885,465
Koninklijke Vopak N.V.                                    3,652         207,169
OCE N.V.                                                 10,778         195,084
Ordina N.V.                                               7,928         141,412
Randstad Holding N.V.(a)                                  2,583         102,040
Reed Elsevier N.V.                                       20,394         407,003
Royal KPN N.V.                                           95,745       1,741,401
SBM Offshore N.V.                                         3,579         113,026
STMicroelectronics N.V.                                  32,734         469,016
TNT N.V.                                                  8,929         368,794
Unilever N.V.                                            15,413         563,590
Unilever N.V. CVA                                        51,609       1,897,692
Vedior N.V.                                               7,174         180,616
Wolters Kluwer N.V.                                       7,849         257,972
                                                                  -------------
Total Netherlands                                                    13,634,719
                                                                  -------------
New Zealand--0.5%
Air New Zealand Ltd.                                     50,915          73,661
Auckland International Airport Ltd.                      61,132         136,898
Fletcher Building Ltd.                                   24,216         214,307
Hallenstein Glasson Holdings Ltd.                        97,729         293,309
Mainfreight Ltd.                                         29,611         153,357
New Zealand Refining Co., Ltd. (The)                     14,987          92,843
Port of Tauranga Ltd.                                    48,831         258,160
Sanford Ltd.                                             62,005         193,250
Sky City Entertainment Group Ltd.                        24,265          85,896
Telecom Corp. of New Zealand Ltd.                       117,007         391,686
Vector Ltd.                                              87,427         148,015
Warehouse Group Ltd. (The)                               21,033          92,260
                                                                  -------------
Total New Zealand                                                     2,133,642
                                                                  -------------
Norway--1.2%
ABG Sundal Collier ASA                                   24,000          55,692
Aker ASA Class A                                          1,501          93,711
DnB NOR ASA                                              50,016         764,538
Ekornes ASA                                               2,501          43,988
Norsk Hydro ASA                                          28,659         409,576
Orkla ASA                                                22,510         436,325
ProSafe ASA                                               2,500          43,509
Schibsted ASA                                             1,250          54,214
Sparebank 1 SR Bank                                      36,550         445,949
Sparebanken Midt-Norge                                   22,600         300,717
Sparebanken Nord-Norge                                    9,600         224,537
Statoil ASA                                              61,888       1,926,217

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Veidekke ASA                                              5,550   $      51,873
Yara International ASA                                    7,502         347,478
                                                                  -------------
Total Norway                                                          5,198,324
                                                                  -------------
Portugal--0.8%
Banco BPI, S.A.                                          13,609         106,648
Banco Comercial Portugues, S.A. Class R(a)               98,968         422,513
Banco Espirito Santo, S.A.                               14,278         313,127
Brisa-Auto-estradas de Portugal S.A.                     15,262         224,254
Jeronimo Martins, SGPS, S.A.                             16,763         132,345
Mota-Engil, SGPS, S.A.                                    5,440          40,722
Portucel-Empresa Produtora De
  Pasta E Papel, S.A.                                    16,372          53,379
Portugal Telecom, SGPS, S.A.                             51,010         665,992
PT Multimedia - Servicos de
  Telecomunicacoes e Multimedia, SGPS, S.A.              15,312         213,795
SAG Gest-Solucoes Automovel
  Globais, SGPS, S.A.                                   259,767       1,177,357
Semapa-Sociedade de Investimento e
  Gestao, SGPS, S.A.                                      5,216          66,881
Sonae SGPS, S.A.                                         33,752          97,707
                                                                  -------------
Total Portugal                                                        3,514,720
                                                                  -------------
Singapore--1.5%
ComfortDelgro Corp., Ltd.                                75,000          95,349
Cosco Corp. (Singapore) Ltd.                             25,000         100,386
DBS Group Holdings Ltd.                                  52,000         747,786
Elec & Eltek International Co., Ltd.                     40,000          72,000
Fraser and Neave Ltd.                                    27,807         113,975
Guocoland Ltd.(a)                                        24,976          98,034
Jaya Holdings Ltd.                                       75,000          98,996
Keppel Corp. Ltd.                                        46,000         415,436
Keppel Land Ltd.                                         24,976         126,316
Keppel Telecommunications &
  Transportation Ltd.                                    29,000         116,850
MobileOne Ltd.                                           47,800          63,094
OSIM International Ltd.(a)                               51,000          21,258
Oversea-Chinese Banking Corp. Ltd.                      100,000         575,914
Parkway Holdings Ltd.                                    50,000         137,553
SBS Transit Ltd.                                         37,500          76,331
SembCorp Industries Ltd.                                 25,000         100,733
SembCorp Marine Ltd.                                     31,000          87,005
SIA Engineering Co., Ltd.                                25,000          77,634
Singapore Airlines Ltd.                                  25,866         312,308
Singapore Airport Terminal Services Ltd.                 50,000          96,912
Singapore Exchange Ltd.                                  25,000         233,075
Singapore Post Ltd.                                     100,000          77,808
Singapore Press Holdings Ltd.                            50,000         156,310
Singapore Reinsurance Corp., Ltd.                       715,000         173,851
Singapore Technologies Engineering Ltd.                  25,000          65,129
Singapore Telecommunications Ltd.                       424,150       1,178,645
SMRT Corp. Ltd.                                          75,000          87,533
StarHub Ltd.                                             45,610          89,037
Straits Trading Co., Ltd.                                25,000          86,839
United Overseas Bank Ltd.                                51,000         705,061
Venture Corp., Ltd.                                      22,000         195,630
                                                                  -------------
Total Singapore                                                       6,582,788
                                                                  -------------
Spain--7.4%
Abertis Infraestructuras S.A.                            12,415         400,056
Acciona, S.A.                                             1,238         392,502
Acerinox S.A.(a)                                          6,376         156,890
ACS, Actividades Construccion y
  Servicios, S.A.                                         4,818         286,345
Altadis, S.A.                                             5,891         428,149
Banco Bilbao Vizcaya Argentaria,
  Chile, S.A.                                           134,719       3,301,149
Banco Guipuzcoano S.A.                                    6,146          99,922

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Banco Popular Espanol, S.A.(a)                           33,185   $     567,662
Banco Sabadell S.A.(a)                                   25,720         278,645
Banco Santander Central Hispano, S.A.                   355,431       7,685,743
Bankinter, S.A.(a)                                       14,146         259,561
Cia Espanola De Petroleos, S.A.(a)                        5,316         551,830
Ebro Puleva S.A.                                          9,994         183,231
Enagas                                                    8,929         260,962
Endesa S.A.                                              69,194       3,677,352
Fomento de Construcciones y
  Contratas S.A.                                          2,681         201,476
Gas Natural SDG, S.A.                                    12,490         730,806
Gestevision Telecinco, S.A.                              13,484         345,197
Grupo Ferrovial S.A.(a)                                   2,706         190,378
IBERDROLA, S.A.                                         117,307       1,783,691
Inditex S.A.                                              5,091         312,767
Mapfre S.A.                                              34,495         151,805
Montebalito S.A.                                          6,401          87,035
Red Electrica de Espana, S.A.                             3,770         238,336
Repsol YPF, S.A.                                         28,201       1,005,219
Telefonica, S.A.                                        256,950       8,347,471
Union Fenosa, S.A.                                        5,643         381,084
Zardoya-Otis S.A.                                         5,016         142,053
                                                                  -------------
Total Spain                                                          32,447,317
                                                                  -------------
Sweden--2.8%
AB SKF Class B                                           10,003         169,472
AB Volvo Class A                                         25,010         417,917
AB Volvo Class B                                         62,525       1,049,629
Alfa Laval AB                                             5,002         281,707
Assa Abloy AB Class B                                    10,003         200,812
Atlas Copco AB Class A                                   20,006         298,703
Axfood AB                                                 4,701         189,474
Brostrom AB Class B                                       7,642          58,883
Electrolux AB Series B                                   10,003         167,924
Fabege AB                                                14,991         153,663
H&M Hennes & Mauritz AB Class B                          22,082       1,344,422
Holmen AB Class B                                         2,501          92,870
JM AB                                                    10,003         205,068
Nolato AB Class B                                         5,800          41,190
Nordea Bank AB                                           89,929       1,502,713
Q-Med AB(a)                                              56,100         729,113
Ratos AB Class B                                         10,003         272,393
Sandvik AB                                               30,010         516,557
Scania AB Class A                                        14,208         369,313
Scania AB Class B                                        20,008         476,735
Securitas AB Class B                                     29,403         409,437
Skandinaviska Enskilda Banken AB                         15,006         384,251
Skanska AB Class B                                       15,006         283,255
SSAB Svenskt Stal AB Series A                             9,902         269,642
Svenska Cellulosa Aktiebolaget SCA Class B               15,006         265,842
Svenska Handelsbanken AB Class A                         20,007         640,774
Swedbank AB Class A                                      17,506         495,667
Tele2 AB Class B                                          2,405          48,188
TeliaSonera AB                                          112,538       1,053,433
                                                                  -------------
Total Sweden                                                         12,389,047
                                                                  -------------
Switzerland--3.4%
Adecco S.A.                                               3,428         185,457
Credit Suisse Group                                      30,232       1,818,486
Givaudan S.A.                                               200         192,731
Holcim Ltd.                                               3,403         364,602
Kuehne + Nagel International AG                           2,310         221,380
Nestle S.A.                                               9,051       4,157,151

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Nobel Biocare Holding AG                                    585   $     156,565
Novartis AG                                              39,670       2,175,954
Roche Holding AG                                          7,899       1,364,699
SGS S.A.                                                    175         208,519
Swatch Group AG (The) Class B                             1,022         308,049
Swiss Reinsurance Co.                                     8,574         609,264
Swisscom AG                                               1,615         630,508
UBS AG                                                   44,733       2,070,405
Zurich Financial Services AG                                526         154,480
                                                                  -------------
Total Switzerland                                                    14,618,250
                                                                  -------------
United Kingdom--23.2%
Abacus Group PLC                                        559,062         689,979
Accident Exchange Group PLC                             189,199         253,277
Alliance & Leicester PLC                                 14,512         187,192
Anglo American PLC                                       30,717       1,883,274
AstraZeneca PLC                                          38,290       1,649,403
Aviva PLC                                                83,960       1,124,790
BAE SYSTEMS PLC                                         166,573       1,651,269
Barclays PLC                                            268,303       2,691,784
BG Group PLC                                             87,336       1,999,287
BHP Billiton PLC                                         51,400       1,581,819
Blacks Leisure Group PLC                                 18,594          67,364
Bloomsbury Publishing PLC                               139,294         420,077
BP PLC                                                  617,699       7,561,990
Bradford & Bingley PLC                                   56,552         301,694
British American Tobacco PLC                             70,596       2,761,383
British Sky Broadcasting PLC                             85,242       1,050,336
BT Group PLC                                            327,478       1,777,997
Cable & Wireless PLC                                     88,910         329,191
Cadbury Schweppes PLC                                   114,515       1,415,592
Carter & Carter Group PLC                               383,982         630,593
Centrica PLC                                            211,619       1,511,230
Compass Group PLC                                       150,492         924,172
Diageo PLC                                               93,483       2,009,743
GlaxoSmithKline PLC                                     170,320       4,336,309
HBOS PLC                                                146,012       2,136,289
Hikma Pharmaceuticals PLC                                27,698         260,929
HSBC Holdings PLC                                       451,337       7,564,794
Imperial Tobacco Group PLC                               24,057       1,298,719
J. Sainsbury PLC                                         83,566         707,389
Legal & General Group PLC                               485,997       1,263,458
Lloyds TSB Group PLC                                    402,204       3,778,962
London Scottish Bank PLC                                167,864         210,515
Man Group PLC                                           135,818       1,538,345
Marks & Spencer Group PLC                               109,639       1,222,186
McKay Securities PLC                                     15,153          89,887
National Grid PLC                                       115,344       1,914,896
Old Mutual PLC                                          384,685       1,283,404
Pearson PLC                                              82,668       1,204,572
Prudential PLC                                          106,830       1,514,110
Reckitt Benckiser PLC                                    30,056       1,743,431
Reed Elsevier PLC                                       111,263       1,504,958
Rio Tinto PLC                                            16,869       1,785,419
Royal Bank of Scotland Group (The) PLC                  345,112       3,050,192
Royal Dutch Shell PLC Class A                           121,654       5,112,093
Royal Dutch Shell PLC Class B                            85,427       3,554,066
SABMiller PLC                                            63,728       1,796,295
Sage Group (The) PLC                                    236,111       1,081,007
Smith & Nephew PLC                                       36,279         418,859
Smiths Group PLC                                         46,669         941,070
Smiths News PLC                                         163,521         339,339
Standard Chartered PLC                                   47,541       1,745,072

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree DEFA Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Tesco PLC                                               183,069   $   1,739,181
Unilever PLC                                             50,738       1,908,883
Vantis PLC                                               62,842         151,988
Vodafone Group PLC                                    1,931,785       7,221,683
Warner Estate Holdings PLC                               16,349         117,322
Woolworths Group PLC                                    128,864          33,347
WPP Group PLC                                            34,016         438,098
Xstrata PLC                                              26,692       1,886,225
                                                                  -------------
Total United Kingdom                                                101,366,728
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $415,857,946)                                                435,807,355
                                                                  =============
WARRANTS*--0.0%
Hong Kong--0.0%
Industrial & Commercial Bank of China,
  expiring 11/06/08
(Cost: $0)                                                    1              --
                                                                  -------------
TOTAL LONG-TERM INVESTMENTS
(Cost: $415,857,946)                                                435,807,355
                                                                  =============

SHORT-TERM INVESTMENT--0.1%
MONEY MARKET FUND--0.1%
United States--0.1%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $282,103)                                        282,103         282,103
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
  LOANED--1.4%
MONEY MARKET FUNDS(c)--1.4%
UBS Enhanced Yield Portfolio, 4.87%                   3,520,536       3,520,536
UBS Private Money Market Fund LLC, 4.78%              2,523,547       2,523,547
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $6,044,083) (d)                                                6,044,083
                                                                  =============


TOTAL INVESTMENTS IN SECURITIES--101.3%
(Cost: $422,184,132) (e)                                            442,133,541


Liabilities in Excess of Foreign Currency and
  Other Assets--(1.3)%                                               (5,520,362)
                                                                  -------------

NET ASSETS--100.0%                                                $ 436,613,179
                                                                  =============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $5,723,867 and the total market value of the collateral held by the Fund was $6,044,083.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree DEFA Fund

Sector Breakdown+ as of 12/31/07*


Financials                                           30.2%
Consumer Non-Cyclical                                14.3%
Communications                                       14.1%
Energy                                                9.7%
Utilities                                             8.7%
Consumer Cyclical                                     7.6%
Industrials                                           7.3%
Basic Materials                                       6.0%
Diversified                                           1.1%
Technology                                            0.8%
Other                                                 0.2%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WidsomTree DEFA High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Australia--12.5%
Alumina Ltd.                                             41,519   $     232,223
Amcor Ltd.(a)                                            43,280         262,594
AMP Ltd.                                                 78,169         682,931
Aristocrat Leisure Ltd.                                  16,977         167,700
Austbrokers Holdings Ltd.                                17,770          71,306
Australia & New Zealand Banking Group Ltd.              103,685       2,499,976
Australian Stock Exchange Ltd.(a)                         9,295         493,769
AWB Ltd.(a)                                              79,038         203,340
AXA Asia Pacific Holdings Ltd.                            5,941          38,498
Billabong International Ltd.(a)                          16,053         208,893
BlueScope Steel Ltd.(a)                                  57,231         484,929
Boral Ltd.(a)                                            27,639         148,523
Caltex Australia Ltd.(a)                                 11,043         187,818
Centennial Coal Co., Ltd.                                 8,874          37,790
Coca-Cola Amatil Ltd.(a)                                 43,853         365,029
Commonwealth Bank of Australia                           75,229       3,903,841
Consolidated Media Holdings Ltd.(a)                       8,288          30,565
Crown Ltd.*(a)                                            7,673          90,616
CSR Ltd.(a)                                              65,595         178,547
David Jones Ltd.                                          4,344          21,017
Downer EDI Ltd.(a)                                       28,848         136,275
Foster's Group Ltd.                                      95,134         547,137
Gloucester Coal Ltd.                                      3,196          18,521
GRD Ltd.                                                 41,348          76,968
Insurance Australia Group Ltd.                          106,282         384,482
Iress Market Technology Ltd.(a)                           6,123          43,010
John FairFax Holdings Ltd.(a)                            99,243         407,817
Jubilee Mines NL(a)                                       4,100          81,648
Just Group Ltd.                                           8,595          35,093
Lend Lease Corp. Ltd.                                    21,827         331,558
Lion Nathan Ltd.                                         29,329         247,480
Macquarie Group Ltd.(a)                                  10,895         728,956
MFS Ltd.                                                 16,446          63,538
Minara Resources Ltd.(a)                                 42,513         232,557
National Australia Bank Ltd.                             87,887       2,916,224
New Hope Corp. Ltd.                                       8,524          17,214
Nufarm Ltd.(a)                                           15,856         197,280
OneSteel Ltd.(a)                                         60,147         324,794
Orica Ltd.                                               10,364         288,929
Origin Energy Ltd.                                       14,784         114,883
Oxiana Ltd.                                              12,402          37,896
Pacific Brands Ltd.                                      29,358          83,778
Perpetual Ltd.(a)                                         3,392         197,286
Port Bouvard Ltd.                                        52,305          89,786
Primary Health Care Ltd.(a)                               3,672          38,368
Qantas Airways Ltd.                                     110,203         526,395
QBE Insurance Group Ltd.                                 30,033         879,192
Ridley Corp., Ltd.                                       30,853          31,425
Santos Ltd.(a)                                           25,726         318,953
Sedgman Ltd.                                             18,546          47,713
Seven Network Ltd.(a)                                    27,002         304,188
Sims Group Ltd.(a)                                       12,476         294,130
Sonic Healthcare Ltd.                                    16,213         238,023
Specialty Fashion Group Ltd.                             34,839          50,321
St.George Bank Ltd.(a)                                   28,761         797,761
Suncorp-Metway Ltd.                                      47,720         708,957
Sunland Group Ltd.(a)                                    12,127          47,810
TABCORP Holdings Ltd.(a)                                 37,062         480,975
Tatts Group Ltd.                                         13,409          46,977
Telstra Corp. Ltd.                                      734,268       3,023,756
Transfield Services Ltd.(a)                              19,336         233,447
United Group Ltd.(a)                                     17,017         286,285

                      See Notes to Schedule of Investments.

WidsomTree DEFA High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Washington H. Soul Pattinson & Co., Ltd.                 26,962   $     216,854
Wesfarmers Ltd.                                          36,235       1,288,565
West Australian Newspapers Holdings Ltd.(a)              19,304         212,382
Westpac Banking Corp.                                   100,681       2,468,211
Woodside Petroleum Ltd.                                  20,101         889,368
Woolworths Ltd.                                          42,733       1,275,363
Zinifex Ltd.                                             60,561         659,377
                                                                  -------------
Total Australia                                                      33,277,811
                                                                  -------------
Austria--0.3%
Bank Austria Creditanstalt AG                             3,058         630,851
BOEHLER-UDDEHOLM AG                                       1,263         127,358
Flughafen Wien AG                                           632          72,997
                                                                  -------------
Total Austria                                                           831,206
                                                                  -------------
Belgium--1.9%
Belgacom S.A.                                             1,214          59,886
Compagnie Maritime Belge S.A.                             1,940         168,055
Cumerio N.V.                                              1,668          69,527
Dexia N.V.                                               32,896         828,687
Euronav N.V.                                              3,792         133,834
Fortis N.V.                                              56,862       1,497,263
KBC Ancora                                                2,124         240,668
KBC Groep N.V.                                           14,193       1,996,235
Melexis N.V.                                              1,907          31,088
                                                                  -------------
Total Belgium                                                         5,025,243
                                                                  -------------
Denmark--0.2%
Danske Bank A/S                                           1,600          62,666
TrygVesta A/S                                             7,300         555,367
                                                                  -------------
Total Denmark                                                           618,033
                                                                  -------------
Finland--1.5%
Amer Sports Oyj                                           4,032         108,998
Elektrobit Corp.(a)                                      81,371         195,108
Fortum Oyj                                               26,984       1,215,515
Kesko Oyj Class B                                         1,867         102,962
Metso Oyj                                                 5,581         304,602
OKO Bank PLC Class A                                      8,049         153,808
Orion Oyj Class B                                         7,589         177,861
Outokumpu Oyj                                             5,424         168,199
PKC Group Oyj                                            13,181         167,660
Rautaruukki Oyj                                           7,728         335,007
Sampo Oyj Class A                                        20,192         533,753
Sanoma-WSOY Oyj                                           6,852         196,653
Stora Enso Oyj Class R                                   24,222         362,637
Wartsila Oyj Class B                                      1,119          85,221
                                                                  -------------
Total Finland                                                         4,107,984
                                                                  -------------
France--15.2%
Accor S.A.                                                4,767         381,237
Assystem                                                  9,239         139,942
AXA S.A.                                                 89,687       3,591,566
BNP Paribas                                              42,909       4,656,200
Canal Plus S.A.                                          18,441         222,164
Casino Guichard Perrachon S.A.                            4,032         438,528
Credit Agricole S.A.                                     83,153       2,804,709
Euler Hermes S.A.                                         2,818         349,257
Gaz de France S.A.                                       27,944       1,634,221

                      See Notes to Schedule of Investments.

WidsomTree DEFA High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Imerys S.A.                                               1,783   $     146,608
IMS-International Metal Service                           4,832         185,023
Klepierre                                                 5,025         256,918
L'Air Liquide S.A.                                        3,830         569,989
M6, Metropole Television                                  6,369         167,612
Manitou BF S.A.                                           8,563         391,236
Natixis                                                  35,597         683,866
Nexity                                                      439          20,090
Oberthur Card Systems S.A.                               24,271         190,912
PagesJaunes S.A.                                          5,327         106,778
Peugeot S.A.                                              8,545         647,773
Rallye S.A.                                               2,923         207,268
Renault S.A.                                              6,852         971,842
Sanofi-Aventis                                           38,425       3,538,171
Schneider Electric S.A.                                   1,121         151,899
SCOR SE                                                   9,785         250,358
Sequana Capital S.A.                                      6,807         221,535
Societe BIC S.A.                                            654          46,853
Societe Des Autoroutes Paris-Rhin-Rhone                   3,223         315,717
Societe Generale                                         16,527       2,390,476
Ste Industrielle d'Aviation Latecoere S.A.                9,951         254,023
Suez S.A.                                                47,393       3,226,880
Thomson                                                  12,867         183,043
TOTAL S.A.                                               97,008       8,060,232
Valeo S.A.                                                6,997         288,485
VINCI S.A.                                                1,113          82,421
Vivendi S.A.                                             55,914       2,565,286
                                                                  -------------
Total France                                                         40,339,118
                                                                  -------------
Germany--7.6%
Altana AG                                                 2,807          68,331
BASF AG                                                  17,321       2,568,124
Bayer Schering Pharma AG                                  6,215         951,371
Deutsche Bank AG                                         16,808       2,196,928
Deutsche Lufthansa AG                                     8,327         221,819
Deutsche Post AG                                         45,423       1,561,317
Deutsche Telekom AG                                     200,019       4,392,416
Deutsche Wohnen AG                                        4,168         128,580
E.ON AG                                                  17,962       3,823,389
Grammer AG                                                4,102          96,077
Hannover Rueckversicheru AG                               2,379         109,738
HCI Capital AG                                            9,803         213,554
Hypo Real Estate Holding AG                               5,225         275,776
Muenchener Rueckversicherungs-Gesellshaft AG              6,769       1,315,656
RWE AG                                                   16,178       2,270,693
                                                                  -------------
Total Germany                                                        20,193,769
                                                                  -------------
Hong Kong--2.8%
Bank of East Asia Ltd.                                   63,212         432,498
BOC Hong Kong (Holdings) Ltd.                           453,341       1,270,359
CITIC Pacific Ltd.                                       82,018         458,087
CLP Holdings Ltd.                                       113,524         775,278
CNOOC Ltd.                                            1,164,000       1,982,445
Fountain Set (Holdings) Ltd.                             80,018          20,319
Hang Seng Bank Ltd.                                      88,818       1,832,767
Hongkong Electric Holdings Ltd.                          96,518         555,164

                      See Notes to Schedule of Investments.

WidsomTree DEFA High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Next Media Ltd.                                         130,000   $      46,182
PCCW Ltd.                                               283,048         168,070
Television Broadcasts Ltd.                                4,000          24,034
Wing Hang Bank Ltd.                                       1,000          14,967
                                                                  -------------
Total Hong Kong                                                       7,580,170
                                                                  -------------
Ireland--0.3%
Fyffes PLC                                              129,564         178,063
Independent News & Media PLC                            163,130         566,448
                                                                  -------------
Total Ireland                                                           744,511
                                                                  -------------
Italy--10.4%
Alleanza Assicurazioni SpA                               28,770         373,942
Arnoldo Mondadori Editore SpA                            29,200         239,928
Banca Intesa SpA                                        729,860       5,772,968
Banca Monte dei Paschi di Siena SpA(a)                   43,146         232,298
Banca Popolare di Milano S.c.r.l.                         3,207          43,700
Banca Profilo SpA                                        23,428          64,395
Benetton Group SpA                                        2,274          40,861
Credito Artigiano SpA                                    17,132          91,926
Enel SpA                                                399,041       4,746,105
Eni SpA                                                 177,528       6,501,849
ERGO Previdenza SpA                                      29,896         175,493
Gruppo Editoriale L'Espresso SpA(a)                      96,858         432,622
Mediaset SpA                                             18,437         186,130
Mediobanca SpA                                           13,952         288,027
Milano Assicurazioni SpA                                 28,570         223,474
Premuda SpA                                              87,862         209,002
Recordati SpA                                            23,503         210,127
Snam Rete Gas SpA                                        92,100         588,442
Societa Cattolica di Assicurazioni S.c.r.l.(a)            3,422         173,759
Sogefi SpA                                               12,798         102,257
Telecom Italia SpA                                      675,858       2,099,794
Terna SpA                                               103,227         416,170
UniCredito Italiano SpA                                 439,600       3,650,634
Unione di Banche Italiane SCPA                           27,041         743,659
                                                                  -------------
Total Italy                                                          27,607,562
                                                                  -------------
Japan--0.2%
Aderans Co., Ltd.                                         1,600          25,221
Arisawa Manufacturing Co., Ltd.                           6,900          78,811
Avex Group Holdings, Inc.                                 2,600          32,653
Kyokuto Securities Co., Ltd.                              2,300          19,497
Okasan Holdings, Inc.                                     2,000          11,368
Oracle Corp. Japan                                        3,400         150,043
Riken Corp.                                               9,000          46,323
SBI Holdings, Inc.                                           64          17,502
Teikoku Tsushin Kogyo Co., Ltd.                           2,000           7,286
TonenGeneral Sekiyu K.K.                                 11,000         108,607
Uniden Corp.                                              4,000          23,381
Yushiro Chemical Industry Co., Ltd.                         300           4,984
                                                                  -------------
Total Japan                                                             525,676
                                                                  -------------
Netherlands--4.2%
ABN AMRO Holding N.V.                                    55,165       2,988,231
AEGON N.V.                                               50,349         889,978
Ballast Nedam N.V.                                          322          13,323
ING Groep N.V.                                           79,017       3,090,343
Koninklijke DSM N.V.                                      1,677          79,269
Nutreco Holding N.V.                                      1,066          61,656

                      See Notes to Schedule of Investments.

WidsomTree DEFA High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
OCE N.V.                                                  5,603   $     101,415
Reed Elsevier N.V.                                       21,429         427,658
Royal KPN N.V.                                           89,677       1,631,037
Stork N.V.                                                3,598         253,028
Unilever N.V.                                            48,767       1,783,208
                                                                  -------------
Total Netherlands                                                    11,319,146
                                                                  -------------

New Zealand--0.7%
Air New Zealand Ltd.                                     53,451          77,330
Auckland International Airport Ltd.                      64,195         143,758
Contact Energy Ltd.                                      14,341          90,938
Fisher & Paykel Appliances Holdings Ltd.                 14,622          38,596
Fletcher Building Ltd.                                   25,009         221,325
New Zealand Refining Co., Ltd. (The)                     15,414          95,488
Nuplex Industries Ltd.                                    4,670          24,797
Telecom Corp. of New Zealand Ltd.                       233,594         781,966
Vector Ltd.                                              29,841          50,521
Warehouse Group Ltd. (The)                               49,100         215,374
                                                                  -------------
Total New Zealand                                                     1,740,093
                                                                  -------------
Norway--0.7%
Aker ASA Class A                                          1,440          89,903
Aker Yards ASA                                           19,700         224,942
Camillo Eitzen & Co. ASA                                 19,300         266,582
DnB NOR ASA                                              52,024         795,232
Ekornes ASA                                               3,250          57,161
Sparebanken Midt-Norge                                   17,900         238,179
Sparebanken Nord-Norge                                    4,300         100,574
Veidekke ASA                                              9,760          91,222
                                                                  -------------
Total Norway                                                          1,863,795
                                                                  -------------
Portugal--0.4%
Brisa-Auto-estradas de Portugal S.A.                     10,392         152,696
Portugal Telecom, SGPS, S.A.                             62,637         817,796
SAG Gest-Solucoes Automovel Globais,
  SGPS, S.A.                                             10,354          46,928
                                                                  -------------
Total Portugal                                                        1,017,420
                                                                  -------------
Singapore--1.6%
ComfortDelgro Corp., Ltd.                                63,000          80,093
DBS Group Holdings Ltd.                                  59,000         848,449
HTL International Holdings Ltd.                          27,000           9,848
Jaya Holdings Ltd.                                       40,000          52,798
MobileOne Ltd.                                           36,000          47,518
Robinson & Co., Ltd.                                      9,000          27,511
SembCorp Marine Ltd.                                     55,600         156,048
Singapore Airlines Ltd.                                  35,533         429,027
Singapore Airport Terminal Services Ltd.                 40,000          77,530
Singapore Petroleum Co., Ltd.                             1,000           5,259
Singapore Post Ltd.                                     110,000          85,588
Singapore Press Holdings Ltd.                            52,000         162,562
Singapore Telecommunications Ltd.                       464,900       1,291,882
SMRT Corp. Ltd.                                          80,000          93,369
StarHub Ltd.                                             73,640         143,755
United Overseas Bank Ltd.                                50,000         691,236
UOB Kay Hian Holdings Ltd.                               40,000          59,467
                                                                  -------------
Total Singapore                                                       4,261,940
                                                                  -------------

                      See Notes to Schedule of Investments.

WidsomTree DEFA High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Spain--7.5%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.            149,395   $   3,660,770
Banco Popular Espanol, S.A.(a)                           34,859         596,298
Banco Santander Central Hispano S.A.                    282,988       6,119,254
Endesa S.A.                                              45,575       2,422,107
Gestevision Telecinco, S.A.(a)                           15,891         406,818
Telefonica, S.A.                                        207,771       6,749,806
                                                                  -------------
Total Spain                                                          19,955,053
                                                                  -------------

Sweden--2.5%
AB SKF Class B                                           15,204         257,587
Axfood AB                                                 2,052          82,706
Boliden AB                                                9,500         119,426
Brostrom AB Class B                                       5,700          43,919
D. Carnegie & Co. AB(a)                                  18,502         359,265
Fabege AB                                                 8,660          88,768
HIQ International AB                                      7,400          38,928
Intrum Justitia AB                                        8,000         142,344
KappAhl Holding AB                                        6,400          83,674
Kungsleden Fastighets AB                                 25,522         284,315
NCC AB Class B                                            6,500         139,791
Nordea Bank AB                                           98,018       1,637,880
Seco Tools Class B                                        8,200         141,145
Securitas AB Class B                                      7,000          97,475
Skanska AB Class B                                       16,004         302,093
Svenska Cellulosa Aktiebolaget SCA Class B               22,800         403,918
Svenska Handelsbanken AB Class A                         21,204         679,111
Swedbank AB Class A                                      20,004         566,396
TeliaSonera AB                                          126,500       1,184,127
Trelleborg AB Class B                                     6,200         129,982
                                                                  -------------
Total Sweden                                                          6,782,850
                                                                  -------------
Switzerland--1.7%
Baloise Holding AG                                        2,316         228,092
Bellevue Group AG                                         2,594         198,190
Swiss Reinsurance Co.                                    11,720         832,817
Swisscom AG                                               2,555         997,492
UBS AG                                                   42,180       1,952,243
Zurich Financial Services AG                                656         192,660
                                                                  -------------
Total Switzerland                                                     4,401,494
                                                                  -------------
United Kingdom--27.5%
Aero Inventory PLC                                        5,496          72,753
Amlin PLC                                                 5,344          31,701
Amlin PLC B Shares                                        6,013           2,681
AstraZeneca PLC                                          44,928       1,935,345
Aviva PLC                                               110,785       1,484,158
Barclays PLC                                            281,578       2,824,967
Blacks Leisure Group PLC                                 48,258         174,834
BP PLC                                                  657,933       8,054,542
British American Tobacco PLC                             76,374       2,987,392
BT Group PLC                                            373,224       2,026,368
Cable & Wireless PLC                                     30,339         112,331
Carpetright PLC                                           3,626          61,352
Centrica PLC                                            108,499         774,822
Compass Group PLC                                       109,057         669,719
Diageo PLC                                               96,963       2,084,558
Electrocomponents PLC                                     4,928          20,453
Friends Provident PLC                                   108,116         351,663
GKN PLC                                                  34,707         194,828

                      See Notes to Schedule of Investments.

WidsomTree DEFA High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                                     199,586   $   5,081,416
HBOS PLC                                                153,406       2,244,470
HMV Group PLC                                            21,293          50,439
HSBC Holdings PLC                                       482,006       8,078,834
IMI PLC                                                   3,201          25,089
Imperial Tobacco Group PLC                               23,720       1,280,526
ITV PLC                                                 267,419         454,605
Kelda Group PLC                                           8,380         180,991
Kingfisher PLC                                           33,696          97,662
Ladbrokes PLC                                            68,704         442,084
Legal & General Group PLC                               226,743         589,469
Lloyds TSB Group PLC                                    378,515       3,556,388
LogicaCMG PLC                                           171,990         403,132
London Scottish Bank PLC                                 34,541          43,317
National Grid PLC                                        97,698       1,621,944
Old Mutual PLC                                          179,384         598,469
Pearson PLC                                              38,558         561,836
Rentokil Initial PLC                                    193,599         465,922
Resolution PLC                                           39,501         559,851
Royal & Sun Alliance Insurance Group                     75,678         223,255
Royal Bank of Scotland Group (The) PLC                  376,856       3,330,753
Royal Dutch Shell PLC Class A                           125,873       5,289,382
Scottish & Newcastle PLC                                 42,104         621,468
Scottish & Southern Energy PLC                           34,859       1,136,614
Severn Trent PLC                                          6,626         201,275
Signet Group PLC                                         50,249          69,768
Smiths Group PLC                                         21,723         438,040
Smiths News PLC                                          15,714          32,610
Tomkins PLC                                              61,344         215,832
Unilever PLC                                             46,133       1,735,632
United Utilities PLC                                     60,927         916,887
Vodafone Group PLC                                    2,295,636       8,581,886
Woolworths Group PLC                                    953,891         246,846
                                                                  -------------
Total United Kingdom                                                 73,241,159
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $251,760,759)                                                265,434,033
                                                                  =============
SHORT-TERM INVESTMENTS--0.0%
MONEY MARKET FUND--0.0%
United States--0.0%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $121,741)                                        121,741         121,741
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--3.1%
MONEY MARKET FUNDS(c)--3.1%
UBS Enhanced Yield Portfolio, 4.87%                   5,065,142       5,065,142
UBS Private Money Market Fund LLC, 4.78%              3,123,412       3,123,412
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURTITIES LOANED
(Cost: $8,188,554)(d)                                                 8,188,554
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WidsomTree DEFA High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES--102.8%
(Cost: $260,071,054)(e)                                           $ 273,744,328

Liabilities in Excess Foreign Currency and
  Other Assets--(2.8)%                                               (7,539,696)
                                                                  -------------
NET ASSETS--100.0%                                                $ 266,204,632
                                                                  =============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $7,559,328 and the total market value of the collateral held by the Fund was $8,188,554.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund

Sector Breakdown+ as of 12/31/07*


Financials                                           41.1%
Communications                                       15.9%
Energy                                               11.9%
Consumer Non-Cyclical                                10.4%
Utilities                                            10.0%
Industrials                                           3.7%
Consumer Cyclical                                     3.1%
Basic Materials                                       2.8%
Technology                                            0.4%
Diversified                                           0.4%
Other                                                 0.3%

+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree Europe Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
Austria--0.5%
Andritz AG                                                   128   $      7,757
AT&S Austria Technologie & Systemtechnik AG                   25            584
Bank Austria Creditanstalt AG                                549        113,256
BOEHLER-UDDEHOLM AG                                          192         19,361
Flughafen Wien AG                                             96         11,088
OMV AG                                                       882         71,466
Semperit AG Holding                                           96          3,509
voestalpine AG                                               353         25,521
Wiener Staedtische AG                                        168         13,509
Wienerberger AG                                              318         17,635
                                                                   ------------
Total Austria                                                           283,686
                                                                   ------------
Belgium--2.1%
Barco N.V.                                                   269         20,530
Belgacom S.A.                                              3,077        151,787
Cofinimmo                                                     19          3,576
Compagnie Maritime Belge S.A.                                537         46,518
Delhaize Group                                               295         25,965
Dexia N.V.                                                 5,950        149,887
Euronav N.V.                                               1,369         48,317
Exmar N.V.                                                   471         13,738
Groep Colruyt S.A.                                           120         28,252
InBev N.V.                                                 1,100         91,671
KBC Ancora                                                   836         94,726
KBC Groep N.V.                                             1,732        243,604
Mobistar S.A.                                                559         50,876
Solvay S.A.                                                  358         50,091
UCB S.A.                                                   1,355         61,453
Umicore                                                      136         33,803
                                                                   ------------
Total Belgium                                                         1,114,794
                                                                   ------------
Denmark--0.8%
A/S Dampskibsselskabat Torm                                  900         31,588
Amagerbanken A/S                                             975         48,176
Carlsberg A/S Class B                                        100         12,098
Danisco A/S                                                   50          3,544
Danske Bank A/S                                            4,003        156,783
H. Lundbeck A/S                                              601         16,262
Novo-Nordisk A/S Class B                                   1,502         98,660
Novozymes A/S Class B                                         50          5,706
Rella Holding A/S                                          2,600         42,313
Sydbank A/S                                                   50          2,149
                                                                   ------------
Total Denmark                                                           417,279
                                                                   ------------
Finland--2.4%
Amer Sports Oyj Class A                                       37          1,000
Elektrobit Corp.                                           4,526         10,852
Elisa Oyj                                                  1,203         36,936
Fortum Oyj                                                 6,358        286,401
KCI Konecranes Oyj                                           621         21,409
Kemira Oyj                                                   804         16,927
Kesko Oyj Class B                                            398         21,949
Metso Oyj                                                    804         43,881
Nokia Oyj                                                 13,300        515,689
Nokian Renkaat Oyj                                           500         17,581
OKO Bank PLC Class A                                         804         15,364
Outokumpu Oyj                                                806         24,994
Rautaruukki Oyj                                            2,095         90,818
Sampo Oyj Class A                                          3,200         84,588
Sanoma-WSOY Oyj                                              771         22,128

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Stora Enso Oyj Class R                                     3,200   $     47,908
Wartsila Oyj Class B                                         405         30,844
YIT Oyj                                                      804         17,621
                                                                   ------------
Total Finland                                                         1,306,890
                                                                   ------------
France--17.4%
Accor S.A.                                                 2,144        171,465
Air France-KLM                                             3,139        110,374
Alcatel-Lucent                                             2,795         20,228
April Group                                                1,981        133,665
Assystem                                                   5,974         90,487
AXA S.A.                                                  15,057        602,966
BNP Paribas                                                6,365        690,688
Bouygues S.A.                                              1,233        102,754
Carrefour S.A.                                             3,013        234,751
Casino Guichard Perrachon S.A.                             1,292        140,520
Christian Dior S.A.                                        1,268        166,664
Cie de Saint-Gobain S.A.                                   1,865        175,846
CNP Assurances S.A.                                        1,202        156,390
Compagnie Generale des Etablissements Michelin
  Class B                                                  1,271        145,874
Credit Agricole S.A.                                      12,850        433,424
Electricite de France                                      2,677        318,905
Fimalac                                                      107          7,353
Gaz de France                                              3,467        202,757
Groupe Danone                                              2,009        180,348
Ipsen                                                      2,399        144,683
Lafarge S.A.                                               1,076        195,859
Lagardere SCA                                              1,584        118,782
L'Air Liquide S.A.                                         1,276        189,897
L'Oreal S.A.                                               1,851        265,159
LVMH Moet Hennessy Louis Vuitton S.A.                      1,364        164,883
Natixis                                                    8,176        157,072
NRJ Group                                                  2,310         24,249
PPR S.A.                                                   1,029        165,489
Renault S.A.                                               1,661        235,586
Sanofi-Aventis                                             4,524        416,570
Schneider Electric S.A.                                    1,244        168,566
Sechilienne-Sidec                                            925         76,410
Societe Generale                                           2,423        350,464
Societe Television Francaise 1                               265          7,090
Ste Industrielle d'Aviation Latecoere S.A.                 2,053         52,408
Suez S.A.                                                 10,081        686,393
Technip S.A.                                                 283         22,550
TOTAL S.A.                                                15,515      1,289,115
VINCI S.A.                                                 2,727        201,942
Vivendi S.A.                                               9,611        440,944
                                                                   ------------
Total France                                                          9,459,570
                                                                   ------------
Germany--10.4%
adidas AG                                                    884         66,251
Allianz SE                                                 1,552        335,714
Baader Wertpapierhandelsbank AG                            4,229         29,555
BASF AG                                                    2,272        336,863
Bayer AG                                                   2,917        266,678
Bayer Schering Pharma AG                                     586         89,703
Bayerische Motoren Werke AG                                1,342         83,094
Beate Uhse AG                                              4,015         10,684
Beiersdorf AG                                                542         41,999
Celesio AG                                                 1,357         84,320
Commerzbank AG                                             1,785         68,532
Continental AG                                               263         34,218
DaimlerChrysler AG                                         4,222        410,491
Deutsche Bank AG                                           1,888        246,775

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Deutsche Boerse AG                                           744   $    147,664
Deutsche Lufthansa AG                                      3,411         90,864
Deutsche Post AG                                           5,743        197,403
Deutsche Postbank AG                                         917         81,448
Deutsche Telekom AG                                       37,478        823,017
Deutsche Wohnen AG                                         2,043         63,025
E.ON AG                                                    3,164        673,489
Fresenius Medical Care AG & Co. KGaA                       1,651         88,564
H&R WASAG AG(a)                                              413         12,221
Hypo Real Estate Holding AG                                  235         12,403
IDS Scheer AG                                                 66          1,481
MAN AG                                                       729        121,292
MLP AG                                                       526          8,267
Muenchener Rueckversicherungs-Gesellshaft AG                 941        182,897
RWE AG                                                     2,071        290,679
SAP AG                                                       319         16,571
Siemens AG                                                 3,062        487,345
ThyssenKrupp AG                                            1,984        111,242
Volkswagen AG                                                521        118,906
                                                                   ------------
Total Germany                                                         5,633,655
                                                                   ------------
Ireland--0.6%
Allied Irish Banks PLC                                     4,560        104,478
Anglo Irish Bank Corp. PLC                                 1,100         17,723
Bank of Ireland                                              935         13,889
CRH PLC                                                    1,132         39,258
DCC PLC                                                      224          6,344
FBD Holdings PLC                                           2,510         92,661
Fyffes PLC                                                 5,302          7,287
Glanbia PLC                                                  848          5,657
IAWS Group PLC                                               147          3,239
Independent News & Media PLC                               2,937         10,198
Irish Life & Permanent PLC                                 1,148         19,990
Kerry Group PLC Class A                                      256          8,122
Kingspan Group PLC                                           334          5,103
Readymix PLC                                               3,756          8,457
                                                                   ------------
Total Ireland                                                           342,406
                                                                   ------------
Italy--9.9%
Actelios SpA                                                 116          1,097
AEM SpA                                                   29,255        134,198
Alleanza Assicurazioni SpA                                 6,007         78,077
Arnoldo Mondadori Editore SpA                                277          2,276
Assicurazioni Generali SpA                                 4,883        221,315
Atlantia SpA                                               2,392         90,683
Autogrill SpA                                              4,300         73,241
Banca Carige SpA                                          14,640         74,808
Banca Finnat Euramerica SpA                               34,985         44,731
Banca IFIS SpA                                               237          3,122
Banca Intermobiliare SpA                                      53            554
Banca Intesa SpA                                          97,247        769,194
Banca Monte dei Paschi di Siena SpA                       11,750         63,262
Banca Popolare dell'Etruria e del Lazio                    7,118         97,148
Banca Popolare di Milano S.c.r.l.                            381          5,192
Banco di Desio e della Brianza SpA                           643          6,675
Benetton Group SpA                                             6            108
Credito Emiliano SpA                                       1,722         23,767
Enel SpA                                                  55,598        661,270
Eni SpA                                                   33,025      1,209,519
ERG SpA                                                      693         13,050
ERGO Previdenza SpA                                        2,569         15,080
Fiera Milano SpA                                             388          2,697
Finmeccanica SpA                                           3,092         99,319

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Gruppo Editoriale L'Espresso SpA                           1,622   $      7,245
Ifil Investments SpA                                      12,213        115,171
Luxottica Group SpA                                        2,678         85,120
Mediaset SpA                                               1,599         16,143
Mediobanca SpA                                             3,427         70,748
Piccolo Credito Valtellinese S.c.r.l.                        454          5,977
Premuda SpA                                                1,977          4,703
Recordati SpA                                             13,389        119,704
Risanamento SpA*                                           2,832         15,299
Snam Rete Gas SpA                                         15,471         98,847
Societa Cattolica di Assicurazioni S.c.r.l.                  233         11,831
Telecom Italia SpA                                       124,392        386,468
Terna SpA                                                 24,152         97,371
UniCredito Italiano SpA                                   61,744        512,750
Unione di Banche Italiane SCPA                             5,918        162,752
                                                                   ------------
Total Italy                                                           5,400,512
                                                                   ------------
Netherlands--5.3%
ABN AMRO Holding N.V.                                      9,085        492,125
AEGON N.V.                                                10,567        186,784
Akzo Nobel N.V.                                            1,148         91,961
Brunel International                                         247          5,904
Buhrmann N.V.                                              3,281         25,664
CSM                                                          254          8,578
European Aeronautic Defence & Space Co. EADS N.V.          1,966         62,748
Heijmans N.V.                                                344         12,991
Heineken Holding N.V.                                        957         54,190
Heineken N.V.                                                869         56,182
ICT Automatisering N.V.                                    1,157         17,846
ING Groep N.V.                                            12,994        508,193
Koninklijke DSM N.V.                                         861         40,698
Koninklijke Philips Electronics N.V.                       3,395        146,527
Koninklijke Wessanen N.V.                                    440          6,999
Macintosh Retail Group N.V.                                   32          1,082
Ordina N.V.                                                1,430         25,507
Randstad Holding N.V.                                        961         37,964
Reed Elsevier N.V.                                         2,190         43,706
Royal KPN N.V.                                            15,310        278,457
SBM Offshore N.V.                                          1,595         50,371
SNS Reaal                                                     40            898
STMicroelectronics N.V.                                    5,895         84,464
TNT N.V.                                                   1,489         61,500
Unilever N.V.                                              5,019        183,524
Unilever N.V. CVA                                          8,529        313,616
Vedior N.V.                                                1,672         42,095
Wolters Kluwer N.V.                                        1,442         47,394
                                                                   ------------
Total Netherlands                                                     2,887,968
                                                                   ------------
Norway--1.6%
Aker ASA Class A                                             160          9,989
BW Gas ASA                                                   700          7,090
DnB NOR ASA                                                8,706        133,079
Ekornes ASA                                                  700         12,312
Norsk Hydro ASA                                            5,653         80,789
Orkla ASA                                                  4,005         77,631
Sparebank 1 SR Bank                                        2,933         35,786
Sparebanken Midt-Norge                                     4,100         54,555
Sparebanken Nord-Norge                                       850         19,881
Statoil ASA                                               10,879        338,601

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Storebrand ASA                                             3,003   $     31,358
Yara International ASA                                     1,501         69,523
                                                                   ------------
Total Norway                                                            870,594
                                                                   ------------
Portugal--0.9%
Banco BPI, S.A.                                            2,264         17,742
Banco Comercial Portugues, S.A. Class R                   15,157         64,708
Banco Espirito Santo, S.A.                                 2,376         52,107
Brisa-Auto-estradas de Portugal S.A.                       2,518         36,999
EDP - Energias de Portugal, S.A.                          17,439        113,970
Jeronimo Martins, SGPS, S.A.                               1,589         12,545
Mota-Engil, SGPS, S.A.                                     1,100          8,234
Portucel-Empresa Produtora De Pasta E Papel, S.A.          2,678          8,731
Portugal Telecom, SGPS, S.A.                               9,169        119,711
PT Multimedia - Servicos de Telecomunicacoes e
  Multimedia, SGPS, S.A.                                   2,687         37,517
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.            2,718         12,319
Semapa-Sociedade de Investimento e
  Gestao, SGPS, S.A.                                         869         11,142
Sonae SGPS, S.A.                                           5,597         16,203
                                                                   ------------
Total Portugal                                                          511,928
                                                                   ------------
Spain--9.4%
Abertis Infraestructuras S.A.                              2,064         66,509
Acciona, S.A.                                                295         93,528
ACS, Actividades Construccion y Servicios, S.A.            1,116         66,327
Adolfo Dominguez S.A.                                         18            639
Altadis, S.A.                                                981         71,298
Banco Bilbao Vizcaya Argentaria, Chile, S.A.              21,330        522,670
Banco Espanol de Credito, S.A.                             2,511         48,864
Banco Guipuzcoano S.A.(a)                                  6,491        105,531
Banco Popular Espanol, S.A.(a)                             5,496         94,015
Banco Sabadell S.A.                                        4,975         53,898
Banco Santander Central Hispano, S.A.                     45,740        989,069
Bankinter, S.A.                                            2,635         48,349
Campofrio Alimentacion S.A.                                1,909         25,231
Cia Espanola De Petroleos, S.A.(a)                           885         91,868
Corporacion Financiera Alba, S.A.                            496         33,568
Endesa S.A.                                                9,572        508,709
Fomento de Construcciones y Contratas S.A.                   606         45,541
Gas Natural SDG, S.A.                                      2,072        121,235
Gestevision Telecinco, S.A.                                2,693         68,942
Grupo Catalana Occidente S.A.                              3,898        130,566
Grupo Ferrovial S.A.                                         622         43,760
IBERDROLA, S.A.                                           19,984        303,863
Inditex S.A.                                               1,124         69,053
Mapfre S.A.                                                5,494         24,178
Metrovacesa S.A.(a)                                        1,657        197,807
Montebalito S.A.                                             738         10,035
Red Electrica de Espana, S.A.                              1,128         71,311
Repsol YPF, S.A.                                           4,667        166,354
Tavex Algodonera S.A.                                        591          1,555
Telefonica, S.A.                                          30,173        980,223
Union Fenosa, S.A.                                         1,100         74,285
                                                                   ------------
Total Spain                                                           5,128,781
                                                                   ------------
Sweden--3.5%
AB SKF Class B                                             1,602         27,141
AB Volvo Class A                                           1,905         31,833
AB Volvo Class B                                           2,310         38,779
Alfa Laval AB                                                801         45,111
Assa Abloy AB Class B                                      1,602         32,160
Atlas Copco AB Class A                                     3,204         47,838
Atlas Copco AB Class B                                     2,604         35,556
Electrolux AB Series B                                     2,403         40,340

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Eniro AB                                                   1,003   $      9,001
Getinge AB Class B                                         1,600         42,951
H&M Hennes & Mauritz AB Class B                            3,602        219,301
Hexagon AB Class B                                         2,403         50,379
Investment AB Kinnevik Class B                             2,403         54,654
L E Lundbergforetagen AB Class B                             400         22,775
Nordea Bank AB                                            16,012        267,560
Sandvik AB                                                 4,804         82,690
Scania AB Class A                                          2,804         72,885
Scania AB Class B                                          3,204         76,342
Securitas AB Class B                                       1,602         22,308
Skandinaviska Enskilda Banken AB                           3,202         81,992
Skanska AB Class B                                         1,602         30,240
SSAB Svenskt Stal AB Series A                              1,303         35,482
Svenska Cellulosa Aktiebolaget SCA Class B                 2,203         39,028
Svenska Handelsbanken AB Class A                           3,202        102,552
Swedbank AB Class A                                        3,202         90,662
Swedish Match AB                                               2             48
Telefonaktiebolaget LM Ericsson Class A                    8,006         19,027
Telefonaktiebolaget LM Ericsson Class B                   54,030        126,899
TeliaSonera AB                                            19,015        177,993
                                                                   ------------
Total Sweden                                                          1,923,527
                                                                   ------------
Switzerland--4.6%
Adecco S.A.                                                  646         34,949
Baloise Holding AG                                             3            295
Ciba Specialty Chemicals Holding Inc.                        678         31,440
Credit Suisse Group                                        5,002        300,876
Givaudan S.A.                                                 48         46,255
Holcim Ltd.                                                  566         60,642
Julius Baer Holdings AG                                      941         77,797
Kuehne + Nagel International AG                              534         51,176
Nestle S.A.                                                1,392        639,349
Novartis AG                                                6,565        360,099
Roche Holding AG                                           1,316        227,364
Swatch Group AG (The) Class B                                204         61,489
Swiss Reinsurance Co.                                      1,433        101,828
Swisscom AG                                                  350        136,643
UBS AG                                                     7,108        328,984
Zurich Financial Services AG                                  61         17,915
                                                                   ------------
Total Switzerland                                                     2,477,101
                                                                   ------------
United Kingdom--30.4%
Abacus Group PLC                                          47,636         58,791
Accident Exchange Group PLC                               22,365         29,940
Aero Inventory PLC                                         1,866         24,701
Anglo American PLC                                         3,714        227,707
AstraZeneca PLC                                            8,328        358,742
ATH Resources PLC                                            758          3,392
Aviva PLC                                                 19,142        256,440
BAE SYSTEMS PLC                                           29,212        289,584
Barclays PLC                                              44,267        444,114
BG Group PLC                                              12,462        285,279
BHP Billiton PLC                                           7,215        222,039
Blacks Leisure Group PLC                                   8,230         29,816
BP PLC                                                   106,671      1,305,887
British American Tobacco PLC                              14,428        564,356
British Polythene Industries                               1,298          6,621
British Sky Broadcasting PLC                              11,917        146,839
BT Group PLC                                              78,085        423,952
Carter & Carter Group PLC                                 18,719         30,741
Centrica PLC                                              37,266        266,127
Chesnara PLC                                               2,396          7,965
Close Brothers Group PLC                                   2,813         53,196

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Compass Group PLC                                         32,002   $    196,524
Dawson Holdings PLC                                       12,297         28,028
Diageo PLC                                                15,438        331,894
DSG International PLC                                      5,356         10,582
FirstGroup PLC                                             2,833         45,961
GCAP Media PLC                                             1,039          2,513
GlaxoSmithKline PLC                                       28,518        726,061
HBOS PLC                                                  25,916        379,175
HMV Group PLC                                              4,059          9,615
HSBC Holdings PLC                                         77,018      1,290,888
Imperial Tobacco Group PLC                                 4,203        226,899
Lloyds TSB Group PLC                                      70,950        666,620
London Scottish Bank PLC                                  13,747         17,240
Marks & Spencer Group PLC                                 18,770        209,236
McKay Securities PLC                                         604          3,583
Metalrax Group PLC                                         4,206          1,340
National Grid PLC                                         22,952        381,040
Northgate Information Solutions PLC                        6,269         11,512
Old Mutual PLC                                            72,046        240,363
Pearson PLC                                               15,428        224,804
Photo-Me International PLC                                 2,763          1,760
Provident Financial PLC                                    5,293         87,820
Prudential PLC                                            21,928        310,787
Reckitt Benckiser PLC                                      4,301        249,484
Reed Elsevier PLC                                         19,182        259,458
Renishaw PLC                                                 840         10,451
Rentokil Initial PLC                                       1,795          4,320
Rio Tinto PLC                                              2,654        280,901
Royal Bank of Scotland Group (The) PLC                    58,522        517,233
Royal Dutch Shell PLC Class A                             22,784        957,420
Royal Dutch Shell PLC Class B                             10,083        419,489
SABMiller PLC                                              8,600        242,407
Sage Group (The) PLC                                      33,220        152,094
Scottish & Southern Energy PLC                            10,518        342,950
Smiths News PLC                                           26,992         56,014
Standard Chartered PLC                                    10,550        387,255
Tesco PLC                                                 34,138        324,316
Tomkins PLC                                                   31            109
Tribal Group PLC                                          20,495         50,385
Tullow Oil PLC                                             5,471         70,952
Unilever PLC                                               8,692        327,013
United Utilities PLC                                         217          3,266
Vantis PLC                                                 4,672         11,300
Vodafone Group PLC                                       378,315      1,414,274
Warner Estate Holdings PLC                                 1,840         13,204
Whatman PLC                                                  900          3,435
Woolworths Group PLC                                      25,133          6,504
Yell Group PLC                                             2,772         22,127
                                                                   ------------
Total United Kingdom                                                 16,566,835
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $49,253,333)                                                  54,325,526
                                                                   ============
SHORT-TERM INVESTMENT--0.0%
MONEY MARKET FUND--0.0%
United States--0.0%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $3,075)                                             3,075          3,075
                                                                   ============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--0.8%
MONEY MARKET FUNDS(c)--0.8%
UBS Enhanced Yield Portfolio, 4.87%                       97,693   $     97,693
UBS Private Money Market Fund LLC, 4.78%                 338,767        338,767
                                                                   ------------

TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $436,460)(d)                                                     436,460
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES--100.6%
(Cost: $49,692,868)(e)                                               54,765,061

Liabilities in Excess of Foreign Currency and
  Other Assets--(0.6%)                                                 (304,661)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 54,460,400
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $415,286 and the total market value of the collateral held by the Fund was $436,460.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund

Sector Breakdown+ as of 12/31/07*


Financials                                           31.3%
Consumer Non-Cyclical                                15.5%
Communications                                       13.4%
Energy                                               11.7%
Utilities                                            10.3%
Industrials                                           6.9%
Consumer Cyclical                                     5.2%
Basic Materials                                       4.3%
Diversified                                           0.6%
Technology                                            0.6%
Other                                                 0.2%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree Europe High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
Belgium--2.6%
Barco N.V.                                                   466   $     35,565
Belgacom S.A.                                              6,781        334,504
Cofinimmo                                                    123         23,148
Compagnie Maritime Belge S.A.                                690         59,772
Dexia N.V.                                                 6,996        176,237
Euronav N.V.                                               4,483        158,223
Fortis N.V.                                               19,363        509,857
KBC Ancora                                                   236         26,741
KBC Groep N.V.                                             1,557        218,991
                                                                   ------------
Total Belgium                                                         1,543,038
                                                                   ------------
Denmark--0.6%
A/S Dampskibsselskabat TORM                                    2             70
Danske Bank A/S                                            5,708        223,561
Harboes Bryggeri A/S                                       1,300         35,558
TrygVesta A/S                                              1,550        117,920
                                                                   ------------
Total Denmark                                                           377,109
                                                                   ------------
Finland--1.5%
Elektrobit Corp Oyj                                        7,707         18,480
Metso Oyj                                                  4,549        248,277
OKO Bank PLC Class A                                       2,706         51,709
PKC Group Oyj                                                759          9,654
Rautaruukki Oyj                                            3,314        143,661
Sampo Oyj Class A                                          6,990        184,773
Sanoma-WSOY Oyj                                            2,255         64,719
Stora Enso Oyj Class R                                     7,665        114,756
Uponor Oyj                                                   904         22,760
                                                                   ------------
Total Finland                                                           858,789
                                                                   ------------
France--17.5%
AXA S.A.                                                  28,560      1,143,701
BNP Paribas                                               13,326      1,446,049
Casino Guichard Perrachon S.A.                             1,741        189,355
Credit Agricole S.A.                                      27,612        931,339
Euler Hermes S.A.                                            763         94,565
Gaz de France                                              6,072        355,103
M6, Metropole Television                                   2,763         72,714
Natixis                                                   13,124        252,130
PagesJaunes S.A.                                           3,567         71,499
Rallye S.A.                                                  769         54,529
Renault S.A.                                               1,727        244,947
Societe Des Autoroutes Paris-Rhin-Rhone                    2,724        266,835
Societe Generale                                           5,588        808,252
Suez S.A.                                                 15,230      1,036,975
TOTAL S.A.                                                26,688      2,217,461
Valeo S.A.                                                 3,268        134,739
Vivendi S.A.                                              20,464        938,871
                                                                   ------------
Total France                                                         10,259,064
                                                                   ------------
Germany--7.6%
AWD Holding AG                                             4,082        175,581
BASF AG                                                    5,706        846,008
Bayer Schering Pharma AG                                   2,458        376,262
Beate Uhse AG                                             13,961         37,149
Deutsche Lufthansa AG                                      5,103        135,937
Deutsche Telekom AG                                       66,447      1,459,176

                      See Notes to Schedule of Investments.

WisdomTree Europe High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Deutsche Wohnen AG                                           380   $     11,723
MPC Muenchmeyer Petersen Capital AG                          661         59,106
Muenchener Rueckversicherungs-Gesellshaft AG               2,612        507,681
Norddeutsche Affinerie AG                                  1,504         58,645
RWE AG                                                     5,662        794,700
                                                                   ------------
Total Germany                                                         4,461,968
                                                                   ------------
Ireland--0.7%
Abbey PLC                                                  1,712         14,415
Allied Irish Banks PLC                                    12,177        278,997
Fyffes PLC                                                 5,518          7,584
Irish Life & Permanent PLC                                 4,520         78,707
                                                                   ------------
Total Ireland                                                           379,703
                                                                   ------------
Italy--14.0%
Alleanza Assicurazioni SpA                                15,301        198,877
Arnoldo Mondadori Editore SpA                              8,173         67,155
ASM SpA                                                    8,019         58,504
Banca Intermobiliare SpA                                   3,418         35,731
Banca Intesa SpA                                         229,254      1,813,329
Enel SpA                                                 144,184      1,714,893
Eni SpA                                                   54,152      1,983,282
ERGO Previdenza SpA                                        7,685         45,112
Gruppo Editoriale L'Espresso SpA(a)                       21,913         97,876
Milano Assicurazioni SpA                                   9,025         70,593
Premuda SpA                                               19,848         47,214
Snam Rete Gas SpA                                         33,220        212,248
Telecom Italia SpA                                       185,392        575,986
Terna SpA                                                 41,325        166,606
UniCredito Italiano SpA                                  109,584        910,034
Unione di Banche Italiane SCPA                             6,452        177,438
                                                                   ------------
Total Italy                                                           8,174,878
                                                                   ------------
Netherlands--3.5%
ABN AMRO Holding N.V.                                      9,796        530,639
AEGON N.V.                                                13,234        233,927
ING Groep N.V.                                            28,712      1,122,922
Royal KPN N.V.                                             8,541        155,343
                                                                   ------------
Total Netherlands                                                     2,042,831
                                                                   ------------
Norway--1.0%
ABG Sundal Collier ASA                                     9,009         20,905
Acta Holding ASA                                          21,509         89,920
Aker ASA Class A                                           1,120         69,925
Aker Yards ASA                                             1,500         17,128
Camillo Eitzen & Co. ASA                                     711          9,821
DnB NOR ASA                                               17,817        272,348
Ekornes ASA                                                  801         14,088
Sparebanken Midt-Norge                                     3,201         42,593
Storebrand ASA                                                 5             52
Veidekke ASA                                               2,300         21,497
                                                                   ------------
Total Norway                                                            558,277
                                                                   ------------
Portugal--0.3%
Portugal Telecom, SGPS, S.A.                              14,507        189,405
                                                                   ------------
Spain--9.8%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.              35,424        868,028
Banco Santander Central Hispano, S.A.                     88,352      1,910,499

                      See Notes to Schedule of Investments.

WisdomTree Europe High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Endesa S.A.                                               14,757   $    784,269
Gestevision Telecinco, S.A.                                3,464         88,680
Telefonica, S.A.                                          64,693      2,101,666
                                                                   ------------
Total Spain                                                           5,753,142
                                                                   ------------
Sweden--2.9%
AB Volvo Class A                                              10            167
Axfood AB                                                    651         26,239
Brostrom AB Class B                                       16,050        123,668
D. Carnegie & Co. AB                                       7,300        141,749
Electrolux AB Series B                                         4             67
Fabege AB                                                  3,596         36,860
H&M Hennes & Mauritz AB Class B                                8            487
Holmen AB Class B                                            501         18,604
Kungsleden Fastighets AB                                   5,952         66,305
Nolato AB Class B                                          4,000         28,407
Nordea Bank AB                                            32,332        540,267
Ratos AB Class B                                               2             54
Scania AB Class A                                              8            208
Skanska AB Class B                                             6            113
Svenska Cellulosa Aktiebolaget SCA Class B                 4,006         70,969
Svenska Handelsbanken AB Class A                           9,307        298,080
Swedbank AB Class A                                        6,606        187,043
TeliaSonera AB                                            19,000        177,853
                                                                   ------------
Total Sweden                                                          1,717,140
                                                                   ------------
Switzerland--1.0%
Ciba Specialty Chemicals Holding Inc.                        927         42,987
Swisscom AG                                                  911        355,661
Zurich Financial Services AG                                 630        185,024
                                                                   ------------
Total Switzerland                                                       583,672
                                                                   ------------
United Kingdom--36.4%
A & J Mucklow Group PLC                                        1              7
Alexon Group PLC                                          13,714         24,296
AstraZeneca PLC                                           16,973        731,139
Aviva PLC                                                 29,782        398,982
Barclays PLC                                              95,042        953,521
BP PLC                                                   196,812      2,409,410
British American Tobacco PLC                              25,020        978,665
BT Group PLC                                             116,818        634,247
Carpetright PLC                                              706         11,946
Chesnara PLC                                               7,797         25,920
Devro PLC                                                    128            234
Diageo PLC                                                33,094        711,471
GKN PLC                                                   19,802        111,158
GlaxoSmithKline PLC                                       56,331      1,434,174
HBOS PLC                                                  51,787        757,691
HMV Group PLC                                              7,794         18,463
HSBC Holdings PLC                                        143,089      2,398,294
Imperial Tobacco Group PLC                                 2,082        112,397
Kingfisher PLC                                            67,280        195,000
Ladbrokes PLC                                                805          5,180
Legal & General Group PLC                                124,283        323,102
Lloyds TSB Group PLC                                     118,228      1,110,827
National Grid PLC                                         40,152        666,588
Old Mutual PLC                                            98,535        328,737
Pearson PLC                                               20,980        305,704
Persimmon PLC                                              2,455         39,095
Renishaw PLC                                               3,347         41,641
Rentokil Initial PLC                                      77,160        185,696

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Royal Bank of Scotland Group (The) PLC                   121,335   $  1,072,391
Royal Dutch Shell PLC Class A                             36,519      1,534,586
Scottish & Southern Energy PLC                             1,202         39,192
Smiths Group PLC                                          12,462        251,294
Smiths News PLC                                            1,429          2,965
Tomkins PLC                                               52,822        185,848
Unilever PLC                                              16,725        629,234
Vodafone Group PLC                                       702,870      2,627,571
Wagon PLC                                                 44,171         28,356
                                                                   ------------
Total United Kingdom                                                 21,285,022
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $55,167,735)                                                  58,184,038
                                                                   ============

SHORT-TERM INVESTMENT--2.0%
MONEY MARKET FUND(b)--2.0%
United States--0.2%
Columbia Cash Reserves Fund, 4.48%
(Cost: $1,200,000)                                     1,200,000      1,200,000
                                                                   ============

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
  LOANED--0.2%
MONEY MARKET FUND(c) --0.2%
UBS Private Money Market Fund LLC, 4.78%
(Cost: $90,250)(d)                                        90,250         90,250
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES --101.6%
(Cost: $56,457,985)(e)                                               59,474,288

Liabilities in Excess of Foreign Currency
  and Other Assets --(1.6)%                                            (959,574)
                                                                   ------------
NET ASSETS--100.0%                                                 $ 58,514,714
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $85,352 and the total market value of the collateral held by the Fund was $90,250.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Europe High-Yielding Equity Fund

Sector Breakdown+ as of 12/31/07*


Financials                                           41.8%
Communications                                       17.7%
Energy                                               13.9%
Consumer Non-Cyclical                                10.0%
Utilities                                             9.9%
Basic Materials                                       2.1%
Industrials                                           2.1%
Consumer Cyclical                                     1.8%
Diversified                                           0.1%
Other                                                 0.6%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree Europe SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
Austria--1.2%
AT&S Austria Technologie &
  Systemtechnik AG                                         3,909   $     91,385
Flughafen Wien AG                                          4,282        494,579
Schoeller-Bleckmann Oilfield Equipment AG                  1,092         98,300
Semperit AG Holding                                        3,818        139,553
                                                                   ------------
Total Austria                                                           823,817
                                                                   ------------
Belgium--4.3%
Barco N.V.                                                 3,163        241,397
Cofinimmo                                                  3,293        619,727
Cumerio N.V.                                               6,244        260,269
Econocom Group S.A./N.V.                                   7,001         76,871
Euronav N.V.                                              23,226        819,736
EVS Broadcast Equipment S.A.                               2,712        315,620
Exmar N.V.                                                 3,388         98,821
Melexis N.V.                                               9,339        152,243
Tessenderlo Chemie N.V.                                    6,474        314,248
                                                                   ------------
Total Belgium                                                         2,898,932
                                                                   ------------
Denmark--1.5%
Amagerbanken A/S                                           2,955        146,010
Auriga Industries A/S Class B                              4,661         84,080
Bang & Olufsen A/S Class B                                 1,650        155,293
East Asiatic Co., Ltd. A/S                                   550         42,867
Forstaedernes Bank A/S                                       650         21,603
Rella Holding A/S                                          6,150        100,087
SimCorp A/S                                                1,250        247,547
Sjaelso Gruppen                                            1,100         29,980
Spar Nord Bank A/S                                         6,467        147,091
                                                                   ------------
Total Denmark                                                           974,558
                                                                   ------------
Finland--6.9%
Ahlstrom Oyj                                               7,410        177,349
Alma Media Corp.                                          22,192        378,643
Amer Sports Oyj                                           16,482        445,562
Aspo Oyj                                                   9,561         90,023
Citycon Oyj                                               40,351        215,332
Comptel PLC                                               27,332         56,744
Elcoteq SE(a)                                             12,985         77,078
Elektrobit Corp.(a)                                       35,547         85,233
Finnair Oyj                                               10,653        126,004
HK-Ruokatalo Oyj Class A                                   5,425        111,360
Huhtamaki Oyj                                              9,945        118,066
Kemira GrowHow Oyj                                        11,390        203,164
Lassila & Tikanoja Oyj                                     6,220        206,433
M-real Oyj Class B                                        37,544        178,396
Orion Oyj Class B                                         52,344      1,226,769
PKC Group Oyj                                              8,589        109,251
Poyry Oyj                                                 14,208        359,577
Raisio PLC Class V                                        34,603         75,887
Stockmann Oyj Abp Class B(a)                               4,961        215,131
Talentum Oyj                                              21,606         86,870
Technopolis PLC                                            6,083         51,672
                                                                   ------------
Total Finland                                                         4,594,544
                                                                   ------------
France--4.7%
April Group                                                2,026        136,702
Assystem                                                   6,341         96,046

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Bacou Dalloz                                                 789   $     90,035
Canal Plus S.A.                                           33,104        398,814
Carbone Lorraine                                           2,260        155,960
GFI Informatique                                             235          2,061
Groupe Steria SCA                                          1,656         60,432
Haulotte Group                                             1,909         57,161
IMS-International Metal Service                            5,427        207,806
Kaufman & Broad S.A.                                       6,282        249,362
Manitou BF S.A.                                            8,538        390,093
NRJ Group(a)                                              22,640        237,664
Oberthur Card Systems S.A.                                24,721        194,451
Sechilienne-Sidec                                          4,373        361,236
Sequana Capital S.A.                                       8,481        276,016
Ste Industrielle d'Aviation Latecoere S.A.                 3,863         98,612
TRIGANO S.A.                                               3,159        136,711
                                                                   ------------
Total France                                                          3,149,162
                                                                   ------------
Germany--7.8%
AWD Holding AG                                            12,160        523,044
Balda AG                                                   7,385         98,255
Beate Uhse AG                                             21,529         57,287
Bechtle AG                                                 4,007        160,638
Comdirect Bank AG                                         40,545        495,571
DAB Bank AG                                               13,455        118,621
Demag Cranes AG                                            1,836         78,758
Deutsche Wohnen AG                                        10,448        322,313
ElringKlinger AG                                           2,586        321,373
Fuchs Petrolub AG                                            207         19,024
Gerry Weber International AG                               4,082        132,730
Gildemeister AG                                            1,882         50,904
Grammer AG                                                 3,445         80,689
HCI Capital AG                                            13,721        298,906
IDS Scheer AG                                              3,986         89,456
Indus Holding AG                                           5,705        202,269
Koenig & Bauer AG                                          3,297         93,033
Leoni AG                                                   4,579        224,943
Lloyd Fonds AG                                               600         13,202
MPC Muenchmeyer Petersen Capital AG                        6,189        553,414
Norddeutsche Affinerie AG                                 11,543        450,095
Pfeiffer Vacuum Technology AG                                202         16,243
Sixt AG                                                    1,763         79,519
Takkt AG                                                   6,631        115,369
Techem AG*                                                 6,755        553,064
Vivacon AG                                                 3,386         64,109
                                                                   ------------
Total Germany                                                         5,212,829
                                                                   ------------
Ireland--1.9%
Abbey PLC                                                  3,092         26,035
FBD Holdings PLC                                           2,597         95,873
Fyffes PLC                                               170,843        234,794
Glanbia PLC                                               36,023        240,295
Greencore Group PLC                                       42,085        290,731
McInerney Holdings PLC                                    23,629         47,741
Paddy Power PLC                                            5,466        181,888
United Drug PLC                                           25,849        150,249
                                                                   ------------
Total Ireland                                                         1,267,606
                                                                   ------------
Italy--7.6%
AcegasAps SpA                                              5,394         52,602
Actelios SpA                                               9,360         88,541
Amplifon SpA(a)                                           23,044        116,994

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Anima SGRpA                                               23,527   $     72,923
Astaldi SpA                                               10,001         75,961
Banca Finnat Euramerica SpA                               12,243         15,653
Banca IFIS SpA                                             9,027        118,913
Banca Intermobiliare SpA(a)                               26,698        279,092
Banca Popolare dell'Etruria e del Lazio                    6,867         93,722
Banca Profilo SpA                                         48,755        134,011
Banco di Desio e della Brianza SpA                         9,573         99,373
Biesse SpA                                                   633         11,939
Brembo SpA                                                11,873        186,782
Caltagirone SpA                                           11,436        105,002
COFIDE - Compagnia Finanziaria De
  Benedetti SpA                                           56,903         91,182
Credito Artigiano SpA                                     39,030        209,424
Cremonini SpA                                             49,259        177,167
ERGO Previdenza SpA                                        9,226         54,158
Fiera Milano SpA                                           8,808         61,234
Gewiss SpA                                                11,112         75,058
GranitiFiandre SpA                                         8,243        104,729
Gruppo Editoriale L'Espresso SpA(a)                      143,816        642,364
I.M.A. - Industria Macchine Automatiche SpA               13,000        263,812
Immobiliare Grande Distribuzione                           5,487         16,325
Intek SpA                                                282,445        284,109
Marazzi Group SpA                                          7,125         68,649
MARR SpA                                                  15,886        162,583
Meliorbanca SpA                                            9,998         52,075
Navigazione Montanari SpA                                 20,678         82,232
Panariagroup Industrie Ceramiche SpA                      12,979         82,735
Premafin Finanziaria SpA                                  18,566         52,932
Premuda SpA                                               53,969        128,379
Recordati SpA                                             33,488        299,397
SAES Getters SpA                                           3,316         99,678
Societa Iniziative Autostradali e Servizi SpA             18,668        283,307
SOGEFI SpA                                                23,167        185,107
SOL SpA                                                    9,363         66,940
Vittoria Assicurazioni SpA                                 3,366         61,516
                                                                   ------------
Total Italy                                                           5,056,600
                                                                   ------------
Netherlands--5.3%
Arcadis N.V.                                               1,754        121,298
Ballast Nedam N.V.                                         2,546        105,343
Beter Bed Holding N.V.                                     5,280        137,178
Brunel International                                       1,795         42,909
Draka Holding                                              1,386         46,607
Exact Holding N.V.                                         7,417        268,608
Heijmans N.V.                                              5,900        222,812
ICT Automatisering N.V.                                    6,201         95,648
Koninklijke Wessanen N.V.                                 29,160        463,851
Macintosh Retail Group N.V.                                3,947        133,477
OCE N.V.                                                  26,264        475,384
OPG Groep N.V.                                             3,511         97,532
Ordina N.V.                                                  762         13,592
Sligro Food Group N.V.                                     3,404        133,379
Smit Internationale N.V.                                   3,982        407,532
Stork N.V.                                                 7,108        499,867
Ten Cate N.V.                                              4,118        128,061
TKH Group N.V.                                             3,237         70,801
Wegener N.V.                                               4,755        106,227
                                                                   ------------
Total Netherlands                                                     3,570,106
                                                                   ------------
Norway--6.1%
ABG Sundal Collier ASA                                   253,020        587,134
Acta Holding ASA                                         141,128        589,999

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Aker Yards ASA                                            29,905   $    341,466
BW Gas ASA                                                52,700        533,808
Camillo Eitzen & Co. ASA                                  16,944        234,040
Cermaq ASA                                                 2,900         40,323
Ekornes ASA                                                5,900        103,769
Hafslund ASA Class B                                       4,372        125,608
Leroy Seafood Group ASA                                    2,905         58,851
Scana Industrier ASA                                       2,500          8,702
Sparebank 1 SR Bank                                       31,433        383,516
Sparebanken Midt-Norge                                    29,888        397,692
Sparebanken Nord-Norge                                     6,600        154,369
Tomra Systems ASA(a)                                      17,228        122,154
Veidekke ASA                                              42,890        400,871
                                                                   ------------
Total Norway                                                          4,082,302
                                                                   ------------
Portugal--1.7%
Banif SGPS, S.A.                                          21,413        125,228
Corticeira Amorim-Industria S.A.                          22,959         65,792
Finibanco Holding SGPS S.A.                               16,663        116,938
Mota-Engil, SGPS, S.A.                                    27,411        205,190
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.           83,269        377,404
Semapa-Sociedade de Investimento e
  Gestao, SGPS, S.A.                                      19,365        248,302
                                                                   ------------
Total Portugal                                                        1,138,854
                                                                   ------------
Spain--1.8%
Adolfo Dominguez                                             495         17,579
Campofrio Alimentacion S.A.                               14,708        194,395
Cie Automotive S.A.                                        8,753         92,781
Europistas, Concesionaria Espanola S.A.                    9,950        109,106
Grupo Duro Felguera S.A.                                  18,045        229,266
Montebalito S.A.                                           1,756         23,876
Pescanova SA                                                 421         24,904
Tavex Algodonera S.A.                                     27,878         73,366
Tubacex S.A.                                               9,110         88,973
Tubos Reunidos, S.A.                                      18,591        131,828
Uralita S.A.                                              19,157        168,051
Vidrala SA                                                 1,344         49,616
                                                                   ------------
Total Spain                                                           1,203,741
                                                                   ------------
Sweden--10.7%
AarhusKarlshamn AB                                         8,200        148,440
Axfood AB                                                 18,355        739,800
Bilia AB Class A                                          12,238        194,083
Billerud AB(a)                                            18,838        193,825
Brostrom AB Class B                                       28,754        221,554
Cardo AB                                                   8,222        255,697
Clas Ohlson AB Class B                                    10,922        236,583
Connecta AB                                                1,000         10,715
D. Carnegie & Co. AB(a)                                   43,205        838,939
Elekta AB Class B                                          7,400        123,368
Hakon Invest AB                                           21,900        448,965
Haldex AB                                                  5,600         98,341
HIQ International AB                                      23,400        123,097
Hoganas AB Class B                                         5,100        107,907
HQ AB                                                      3,050         81,639
Indutrade AB                                               1,700         32,418
Intrum Justitia AB                                        19,855        353,281
KappAhl Holding AB                                        10,700        139,892
Kungsleden Fastighets AB                                  97,552      1,086,730
Mekonomen AB                                               2,476         55,931
Munters AB                                                 1,800         21,375

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
NCC AB Class B                                            19,644   $    422,471
New Wave Group AB Class B                                  9,600        100,260
Nibe Industrier AB Class B                                 6,222         75,089
Nobia AB                                                  17,200        153,020
Nolato AB Class B                                          5,600         39,770
Nordnet AB Class B                                        37,000        109,915
Q-Med AB                                                   4,700         61,084
Seco Tools Class B                                        23,800        409,665
SkiStar AB                                                 9,200        140,209
Sweco AB Class B                                           4,400         44,251
Wihlborgs Fastigheter AB                                   5,100         91,336
                                                                   ------------
Total Sweden                                                          7,159,650
                                                                   ------------
Switzerland--0.9%
Bellevue Group AG                                          4,778        365,055
Bucher Industries AG                                         590        136,016
Inficon Holding AG                                           124         19,989
Kudelski S.A.                                              3,436         68,043
                                                                   ------------
Total Switzerland                                                       589,103
                                                                   ------------
United Kingdom--37.2%
Abacus Group PLC                                          10,596         13,077
Abbot Group PLC                                           37,845        287,589
Acal PLC                                                   1,779          5,560
Aero Inventory PLC                                        12,056        159,591
Aga Foodservice Group PLC                                 26,396        188,370
Alexon Group PLC                                          23,704         41,995
Alfred McAlpine PLC                                        9,978        107,653
ATH Resources PLC                                          4,676         20,924
Beazley Group PLC                                         99,051        320,896
Bespak PLC                                                 6,305         75,744
Big Yellow Group PLC                                       8,747         76,264
Blacks Leisure Group PLC                                  17,792         64,459
Bloomsbury Publishing PLC                                 30,450         91,830
Bodycote International PLC                                62,523        232,426
BPP Holdings PLC                                          11,762        145,397
Brewin Dolphin Holdings PLC                               46,396        152,387
Brit Insurance Holdings PLC                              119,193        543,338
British Polythene Industries                              12,468         63,598
Britvic PLC                                               30,081        207,182
BSS Group PLC                                             11,268         86,973
Burren Energy PLC                                         14,478        350,738
Business Post Group PLC                                   22,464        127,555
Capital & Regional PLC                                     1,493         11,836
Carpetright PLC                                           21,270        359,891
Castings PLC                                              14,979         89,824
Centaur Media PLC                                         22,672         42,423
Charles Taylor Consulting PLC                             10,530         70,639
Chemring Group PLC                                         2,634        107,801
Chesnara PLC                                              59,246        196,952
Chloride Group PLC                                        34,204        120,513
Clarkson PLC                                               2,681         54,435
Clinton Cards PLC                                         72,315         78,453
communisis PLC                                            69,266         99,964
Computacenter PLC                                         19,621         73,916
Cranswick PLC                                              7,748        131,868
Croda International PLC                                   25,052        289,736
Dairy Crest Group PLC                                     36,121        419,191
Dart Group PLC                                             6,105          6,016
Davis Service Group PLC                                   40,883        418,302
Dawson Holdings PLC                                       51,839        118,153
Dechra Pharmaceuticals PLC                                10,036         73,268

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Diploma PLC                                                6,470   $    119,776
Domino Printing Sciences PLC                              19,475        114,362
Domino's Pizza UK & IRL PLC                               18,894         66,570
DS Smith PLC                                             113,313        471,987
E2V Technologies PLC                                      11,108         56,606
Elementis PLC                                             69,308        104,853
Ennstone PLC                                             119,813         87,052
Enodis PLC                                                21,558         68,661
Euromoney Institutional Investor PLC                      26,695        198,740
Expro International Group PLC                              9,532        196,006
F&C Asset Management PLC                                 220,874        846,369
Fenner PLC                                                39,689        191,587
Filtrona PLC                                              12,116         48,839
Findel PLC                                                18,688        220,226
FKI PLC                                                  183,431        214,518
Forth Ports PLC                                            8,757        338,175
Foseco PLC                                                13,145         74,051
Future PLC                                               134,029         86,042
Galliford Try PLC                                         37,680         77,256
Game Group PLC                                            46,686        232,333
GCAP Media PLC                                            25,666         62,075
Genus PLC                                                  7,681        126,141
Greggs PLC                                                 2,327        217,710
Halfords Group PLC                                        61,855        371,541
Halma PLC                                                 94,539        414,017
Hardy Underwriting Group PLC                              11,739         68,935
Headlam Group PLC                                         22,286        191,646
Helical Bar Plc                                            5,024         32,002
Helphire PLC                                              17,030        121,107
Highway Insurance Holdings PLC                            47,217         68,613
Hill & Smith Holdings PLC                                 11,934         78,988
HMV Group PLC                                            169,434        401,357
Holidaybreak PLC                                          14,849        200,997
Hornby PLC                                                 9,642         45,680
Hunting PLC                                               11,287        159,747
IG Group Holdings PLC                                     29,003        233,820
Inspace PLC                                                3,435         12,062
Interior Services Group PLC                                8,863         44,283
Interserve PLC                                            30,183        287,794
ITE Group PLC                                             41,084        125,535
J D Wetherspoon PLC                                        1,216          8,944
James Fisher & Sons PLC                                    8,230        107,634
Jardine Lloyd Thompson Group PLC                          82,558        546,430
JJB Sports PLC                                            81,698        200,846
John Menzies PLC                                          18,609        220,036
Kcom Group PLC                                            34,053         36,435
Keller Group PLC                                           9,407        124,338
Kier Group PLC                                             4,017        116,505
Laura Ashley Holdings PLC                                 77,175         37,638
Liontrust Asset Management PLC                             9,039         60,187
London Scottish Bank PLC                                  14,719         18,459
Lookers PLC                                               25,078         57,408
Luminar Group Holdings PLC                                13,961        119,570
Majestic Wine PLC                                          9,609         49,541
Marshalls PLC                                             45,216        216,917
McBride PLC                                               36,914         80,094
McKay Securities PLC                                      12,435         73,764
Melrose PLC                                               15,350         48,278
Metalrax Group PLC                                         6,147          1,958
Micro Focus International PLC                             12,755         64,491
Mitie Group PLC                                           48,438        272,630
MJ Gleeson Group PLC                                      11,412         72,978
Morgan Crucible Co.                                        4,863         19,554
Morgan Sindall PLC                                         8,384        173,401

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Morse PLC                                                 64,520   $     86,050
Mothercare PLC                                            18,515        126,232
MP Evans Group PLC                                        12,083         94,887
N. Brown Group PLC                                        52,448        247,174
Northern Foods PLC                                        94,851        177,482
Northgate PLC                                             12,509        191,484
Numis Corp PLC                                            14,815         74,906
PayPoint PLC                                               3,510         46,813
Pendragon PLC                                            211,204        148,199
Photo-Me International PLC                                92,534         58,943
Premier Farnell PLC                                      130,884        382,339
Psion PLC                                                 32,555         65,452
PZ Cussons PLC                                            81,100        347,091
RAB Capital PLC(a)                                        37,129         64,855
Rank Group PLC                                           123,822        224,913
Raymarine PLC                                              3,831         22,248
Redrow PLC                                                42,276        274,765
Renishaw PLC                                              17,665        219,775
Restaurant Group PLC                                      32,811        122,136
Ricardo PLC                                               14,706         95,725
RM PLC                                                    32,885        144,014
ROK PLC                                                   22,926         58,415
Rotork PLC                                                16,245        312,702
royalblue group PLC                                        3,637         60,090
RPC Group PLC                                             30,854        132,663
RPS Group PLC                                             15,854        100,989
Savills PLC                                               36,090        201,154
Senior PLC                                                85,266        199,858
Severfield-Rowen PLC                                      14,215        130,163
Shanks Group PLC                                          49,537        225,813
Smiths News PLC                                           47,925         99,454
Speedy Hire PLC                                            4,984         83,139
Spirax-Sarco Engineering PLC                              14,221        248,547
SSL International PLC                                     27,984        298,022
St. Ives Group PLC                                        57,677        277,845
T. Clarke PLC                                             22,429         77,686
Taylor Nelson Sofres PLC                                  21,782         89,970
TDG PLC                                                   36,414        150,045
Ted Baker PLC                                              8,001         87,279
Terrace Hill Group PLC                                    12,498         16,295
Thorntons PLC                                             27,953         96,819
Titan Europe PLC                                          19,382         48,227
Topps Tiles PLC                                           58,172        188,170
TT electronics PLC                                        74,025        166,142
Ultra Electronics Holdings PLC                             7,849        214,833
Umbro PLC                                                 43,299        160,100
Umeco PLC                                                 13,212        164,900
Uniq PLC                                                  31,695        117,982
UNITE Group PLC                                            7,194         50,837
UTV PLC                                                   16,644         79,019
Victrex PLC                                                2,531         36,275
Vitec Group (The) PLC                                     10,259        119,466
Vp PLC                                                     8,651         57,560
VT Group PLC                                              27,558        378,239
Wagon PLC                                                 11,136          7,149
Warner Estate Holdings PLC                                12,153         87,211
WH Smith PLC                                               2,711         17,593
White Young Green PLC                                      5,702         40,124
Wilmington Group PLC                                      13,445         56,070
Wincanton PLC                                             33,974        250,226
Woolworths Group PLC                                     630,203        163,083

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
WSP Group PLC                                              6,983   $     80,205
Yule Catto & Co. PLC                                      60,860        228,061
                                                                   ------------
Total United Kingdom                                                 24,806,725
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $75,028,031)                                                  66,528,529
                                                                   ============

RIGHTS*--0.0%
United Kingdom--0.0%
Dechra Pharmaceuticals PLC, expiring
  on 1/08/08
(Cost: $0)                                                 2,207          2,801

WARRANTS*--0.0%
France--0.0%
Carbone Lorraine, expiring on 11/30/12
(Cost: $0)                                                 2,260             --
                                                                   ============
TOTAL LONG-TERM INVESTMENTS
(Cost: $75,028,031)                                                  66,531,330
                                                                   ============

SHORT-TERM INVESTMENT--0.1%
MONEY MARKET FUND(b) --0.1%
United States --0.1%
Columbia Cash Reserves Fund, 4.48%
(Cost: $42,651)                                           42,651         42,651
                                                                   ============

INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--3.6%
MONEY MARKET FUNDS(c) --3.6%
UBS Enhanced Yield Portfolio, 4.87%                    1,176,072      1,176,072
UBS Private Money Market Fund LLC, 4.78%               1,216,347      1,216,347
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $2,392,419)(d)                                                 2,392,419
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES --103.3%
(Cost: $77,463,101)(e)                                               68,966,400

Liabilities in Excess of Foreign Currency and
  Other Assets --(3.3)%                                              (2,195,960)
                                                                   ------------

NET ASSETS --100.0%                                                $ 66,770,440
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $1,881,583 and the total market value of the collateral held by the Fund was $2,392,419.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund

Sector Breakdown+ as of 12/31/07*


Industrials                                          28.3%
Financials                                           20.8%
Consumer Non-Cyclical                                18.4%
Consumer Cyclical                                    15.5%
Communications                                        5.4%
Basic Materials                                       3.8%
Technology                                            3.7%
Energy                                                1.7%
Diversified                                           1.7%
Utilities                                             0.3%
Other                                                 0.4%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.9%
Advertising--0.1%
Hakuhodo DY Holdings, Inc.                                   800   $     44,399
                                                                   ------------

Agriculture--0.4%
Japan Tobacco, Inc.                                           30        179,385
                                                                   ------------

Airlines--0.1%
All Nippon Airways Co., Ltd.                              16,000         59,151
                                                                   ------------

Apparel--0.2%
Onward Kashiyama Co., Ltd.                                 7,160         73,449
                                                                   ------------

Auto Manufacturers--13.1%
Daihatsu Motor Co., Ltd.                                   8,000         75,263
Fuji Heavy Industries Ltd.                                16,000         74,762
Hino Motors Ltd.                                           8,000         52,061
Honda Motor Co., Ltd.                                     29,100        976,816
Isuzu Motors Ltd.                                         24,000        109,135
Mazda Motor Corp.                                          8,000         39,959
Nissan Motor Co., Ltd.                                    99,600      1,096,612
Nissan Shatai Co., Ltd.                                    3,000         24,437
Suzuki Motor Corp.                                         3,200         96,531
Toyota Motor Corp.                                        53,200      2,876,318
                                                                   ------------
Total Auto Manufacturers                                              5,421,894
                                                                   ------------
Auto Parts & Equipment--3.0%
Aisin Seiki Co., Ltd.                                      2,400        100,112
Bridgestone Corp.                                          8,800        156,598
DENSO CORP.                                                9,600        393,572
JTEKT Corp.                                                3,200         57,575
NGK Spark Plug Co., Ltd.                                   2,000         35,018
NHK Spring Co., Ltd.                                       8,000         73,688
NOK Corp.                                                  2,400         51,023
Sumitomo Rubber Industries, Inc.                           5,600         50,027
Tokai Rika Co., Ltd.                                       2,900         90,856
Toyoda Gosei Co., Ltd.                                     3,200        113,718
Toyota Boshoku Corp.                                       4,000        129,974
                                                                   ------------
Total Auto Parts & Equipment                                          1,252,161
                                                                   ------------
Banks--5.8%
Bank of Kyoto Ltd. (The)                                   8,000         94,956
Bank of Yokohama Ltd. (The)                               16,000        112,286
Chiba Bank Ltd. (The)                                      8,000         65,166
Chugoku Bank Ltd. (The)                                    8,000        111,784
Gunma Bank Ltd. (The)                                      8,000         52,849
Hachijuni Bank Ltd. (The)                                  8,000         53,995
Hiroshima Bank Ltd. (The)                                  8,000         43,396
Hokuhoku Financial Group, Inc.                            16,000         46,547
Iyo Bank Ltd. (The)                                        8,000         78,271
Joyo Bank Ltd. (The)                                       8,000         44,757
Mitsubishi UFJ Financial Group, Inc.                      72,120        675,913
Mitsui Trust Holdings, Inc.                                8,000         61,370
Mizuho Financial Group, Inc.                                  56        267,681
Mizuho Trust & Banking Co., Ltd.                          24,000         44,685
Nishi-Nippon City Bank Ltd. (The)                         16,000         40,102
Shinsei Bank Ltd.                                          8,000         29,217

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Shizuoka Bank Ltd. (The)                                   8,000   $     87,866
Sumitomo Mitsui Financial Group, Inc.                         24        179,815
Sumitomo Trust & Banking Co., Ltd. (The)                  32,000        214,260
Suruga Bank Ltd.                                           8,000         87,222
                                                                   ------------
Total Banks                                                           2,392,138
                                                                   ------------
Beverages--0.7%
Asahi Breweries Ltd.                                       6,400        108,390
Coca-Cola West Japan Co., Ltd.                             2,400         53,171
ITO EN, Ltd.                                               1,600         30,435
Kirin Brewery Co., Ltd.                                    8,000        117,513
                                                                   ------------
Total Beverages                                                         309,509
                                                                   ------------
Building Materials--1.5%
Asahi Glass Co., Ltd.                                     16,000        214,689
Daikin Industries Ltd.                                     1,600         89,657
JS Group Corp.                                             6,400        102,489
Matsushita Electric Works Ltd.                             8,000         88,583
Nippon Sheet Glass Co., Ltd.                              15,000         76,668
Taiheiyo Cement Corp.                                     16,000         38,240
                                                                   ------------
Total Building Materials                                                610,326
                                                                   ------------
Chemicals--3.8%
Asahi Kasei Corp.                                         16,000        106,557
Daicel Chemical Industries Ltd.                            8,000         47,979
Dainippon Ink & Chemicals, Inc.                           16,000         80,204
Gun-Ei Chemical Industry Co., Ltd.(a)                     59,000        114,604
Hitachi Chemical Co., Ltd.                                 2,400         55,319
JSR Corp.                                                  2,400         61,979
Kaneka Corp.                                               8,000         66,312
Mitsubishi Chemical Holdings Corp.                         9,500         72,962
Mitsubishi Gas Chemical Co., Inc.                          8,000         78,772
Mitsui Chemicals, Inc.                                     8,000         52,562
Nippon Chemical Industrial Co., Ltd.                       8,000         19,979
Nitto Denko Corp.                                          1,600         84,787
Sakata INX Corp.                                           3,000         14,877
Shin-Etsu Chemical Co., Ltd.                               2,400        150,813
Showa Denko K.K.                                          16,000         57,289
Sumitomo Chemical Co., Ltd.                               16,000        142,792
Taiyo Nippon Sanso Corp.                                   8,000         75,120
Tokuyama Corp.                                             8,000         80,419
Tosoh Corp.                                               16,000         68,890
Ube Industries Ltd.                                       24,000         81,851
Zeon Corp.                                                 8,000         48,266
                                                                   ------------
Total Chemicals                                                       1,562,333
                                                                   ------------
Commercial Services--1.2%
Dai Nippon Printing Co., Ltd.                             10,000        147,071
Kamigumi Co., Ltd.                                         7,000         50,691
Park24 Co., Ltd.(a)                                        4,700         36,644
Secom Co., Ltd.                                            2,400        131,263
Sohgo Security Services Co., Ltd.                          3,200         50,471
Toppan Printing Co., Ltd.                                  8,000         78,700
                                                                   ------------
Total Commercial Services                                               494,840
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Computers--0.9%
CSK Holdings Corp.                                         1,600   $     51,846
Fujitsu Ltd.                                              16,000        107,846
Itochu Techno-Solutions Corp.                              1,000         33,657
Otsuka Corp.                                                 800         68,675
TDK Corp.                                                  1,600        119,160
                                                                   ------------
Total Computers                                                         381,184
                                                                   ------------
Cosmetics/Personal Care--1.3%
Kao Corp.                                                  9,000        270,689
KOSE Corp.                                                 1,600         42,608
Shiseido Co., Ltd.                                         8,000        189,411
UniCharm Corp.                                               800         50,629
                                                                   ------------
Total Cosmetics/Personal Care                                           553,337
                                                                   ------------
Distribution/Wholesale--4.4%
Canon Marketing Japan, Inc.                                3,200         59,580
Hitachi High-Technologies Corp.                            2,400         52,527
ITOCHU Corp.                                              24,000        234,597
Marubeni Corp.                                            16,000        113,575
Mitsubishi Corp.                                          20,200        553,301
Mitsui & Co., Ltd.                                        24,000        508,079
Sumitomo Corp.                                            16,100        228,713
Toyota Tsusho Corp.                                        3,200         86,792
                                                                   ------------
Total Distribution/Wholesale                                          1,837,164
                                                                   ------------
Diversified Financial Services--3.9%
Daiwa Securities Group, Inc.                              25,000        227,364
Kyokuto Securities Co., Ltd.                              12,900        109,352
Nikko Cordial Corp.                                       20,500        304,982
Nomura Holdings, Inc.                                     41,800        709,046
Okasan Holdings, Inc.                                      2,000         11,368
Shinko Securities Co., Ltd.                               16,000         66,168
Takagi Securities Co., Ltd.                               38,000         96,603
Toyo Securities Co., Ltd.                                 23,000         95,735
                                                                   ------------
Total Diversified Financial Services                                  1,620,618
                                                                   ------------
Electric--5.5%
Chubu Electric Power Co., Inc.                             9,200        240,057
Chugoku Electric Power Co., Inc. (The)                     9,600        186,904
Electric Power Development Co.                             2,000         74,654
Hokkaido Electric Power Co., Inc.                          4,500         97,480
Hokuriku Electric Power Co.                                4,600         95,941
Kansai Electric Power Co., Inc. (The)                     21,200        494,348
Kyushu Electric Power Co., Inc.                           11,400        280,625
Shikoku Electric Power Co., Inc.                           5,300        142,089
Tohoku Electric Power Co., Inc.                           11,200        252,643
Tokyo Electric Power Co., Inc. (The)                      16,400        424,258
                                                                   ------------
Total Electric                                                        2,288,999
                                                                   ------------
Electrical Components & Equipment--3.6%
Brother Industries Ltd.                                    6,200         80,084
Casio Computer Co., Ltd.                                   4,000         46,511
Fujikura Ltd.                                              8,000         40,675
Hitachi Cable Ltd.                                        13,000         77,268

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Hitachi Ltd.                                              44,000   $    328,085
Mitsubishi Electric Corp.                                 16,000        167,283
Sharp Corp.                                               16,000        287,875
Stanley Electric Co., Ltd.                                 3,200         79,918
Sumitomo Electric Industries Ltd.                          5,600         89,077
Toshiba Corp.                                             29,000        217,276
USHIO INC.                                                 3,200         70,465
                                                                   ------------
Total Electrical Components & Equipment                               1,484,517
                                                                   ------------
Electronics--3.2%
Advantest Corp.                                            1,600         45,544
Fanuc Ltd.                                                 1,600        155,825
Hirose Electric Co., Ltd.                                    800         92,521
Hoya Corp.                                                 6,400        203,948
IBIDEN Co., Ltd.                                           1,600        110,997
Keyence Corp.                                                200         49,358
Kyocera Corp.                                              2,400        212,898
Mabuchi Motor Co., Ltd.                                    1,200         72,399
MINEBEA Co., Ltd.                                          8,000         51,345
NEC Corp.                                                 24,000        110,639
NGK Insulators Ltd.                                        4,000        108,490
Nippon Electric Glass Co., Ltd.                            4,000         65,381
Yokogawa Electric Corp.                                    4,800         52,763
                                                                   ------------
Total Electronics                                                     1,332,108
                                                                   ------------
Engineering & Construction--0.7%
Chiyoda Corp.                                              2,000         22,790
JGC Corp.                                                  5,000         86,336
Kajima Corp.                                              16,000         52,276
Obayashi Corp.                                             8,000         40,245
Shimizu Corp.                                             14,000         61,156
Taisei Corp.                                              16,000         43,253
                                                                   ------------
Total Engineering & Construction                                        306,056
                                                                   ------------
Entertainment--0.4%
Oriental Land Co., Ltd.                                    1,400         84,465
Toho Co., Ltd.                                             3,900         88,148
                                                                   ------------
Total Entertainment                                                     172,613
                                                                   ------------
Environmental Control--0.2%
Kurita Water Industries Ltd.                               3,200         97,104
                                                                   ------------

Food--2.2%
Ajinomoto Co., Inc.                                        8,000         91,017
Kikkoman Corp.                                             8,000        110,066
Meiji Dairies Corp.                                        8,000         40,818
Meiji Seika Kaisha Ltd.(a)                                15,000         63,778
Nippon Meat Packers, Inc.                                  8,000         80,705
Nisshin Seifun Group, Inc.                                 7,000         70,367
Nissin Food Products Co., Ltd.                             1,600         51,703

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Starzen Co., Ltd.                                         48,000   $    107,846
Toyo Suisan Kaisha Ltd.                                    8,000        145,371
Yakult Honsha Co., Ltd.                                    2,600         60,162
Yamazaki Baking Co., Ltd.(a)                               7,000         68,549
                                                                   ------------
Total Food                                                              890,382
                                                                   ------------
Forest Products & Paper--0.6%
Chuetsu Pulp & Paper Co., Ltd.                            69,000        138,352
Daio Paper Corp.                                           1,000          8,164
OJI Paper Co., Ltd.                                       24,000        117,943
                                                                   ------------
Total Forest Products & Paper                                           264,459
                                                                   ------------
Gas--1.2%
Osaka Gas Co., Ltd.                                       40,000        157,902
Saibu Gas Co., Ltd.                                       29,000         66,195
TOHO Gas Co., Ltd.                                        15,000         75,057
Tokyo Gas Co., Ltd.                                       40,000        187,262
                                                                   ------------
Total Gas                                                               486,416
                                                                   ------------
Hand/Machine Tools--0.7%
Fuji Electric Holdings Co., Ltd.                          16,000         56,000
Makita Corp.                                               2,400        101,830
SMC Corp.                                                    700         83,462
THK Co., Ltd.                                              2,400         48,660
                                                                   ------------
Total Hand/Machine Tools                                                289,952
                                                                   ------------
Healthcare-Products--0.4%
Shimadzu Corp.                                             8,000         71,969
Terumo Corp.                                               1,600         84,214
                                                                   ------------
Total Healthcare-Products                                               156,183
                                                                   ------------
Home Builders--0.6%
Daiwa House Industry Co., Ltd.                             8,000        103,334
Sekisui Chemical Co., Ltd.                                 8,000         53,923
Sekisui House, Ltd.                                       10,000        108,133
                                                                   ------------
Total Home Builders                                                     265,390
                                                                   ------------
Home Furnishings--2.1%
Matsushita Electric Industrial Co., Ltd.                  22,000        455,893
Pioneer Corp.                                              4,000         36,163
Sony Corp.                                                 5,600        310,791
Yamaha Corp.                                               3,200         73,186
                                                                   ------------
Total Home Furnishings                                                  876,033
                                                                   ------------
Housewares--0.2%
TOTO Ltd.(a)                                               8,000         63,519
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Insurance--1.6%
Aioi Insurance Co., Ltd.                                   9,000   $     42,537
Fuji Fire & Marine Insurance Co., Ltd. (The)              29,000         78,136
Millea Holdings, Inc.                                      3,800        128,237
Mitsui Sumitomo Insurance Co., Ltd.                       16,000        155,825
Nipponkoa Insurance Co., Ltd.                              8,000         72,828
Nissay Dowa General Insurance Co., Ltd.                    9,000         43,826
Sompo Japan Insurance, Inc.                                8,000         72,399
T&D Holdings, Inc.                                         1,600         82,639
                                                                   ------------
Total Insurance                                                         676,427
                                                                   ------------
Internet--0.5%
SBI Holdings, Inc.                                           161         44,028
Trend Micro, Inc.                                          4,000        143,221
Yahoo Japan Corp.                                             35         15,665
                                                                   ------------
Total Internet                                                          202,914
                                                                   ------------
Iron/Steel--4.6%
Daido Steel Co., Ltd.                                      8,000         60,081
Hitachi Metals Ltd.                                        8,000        107,989
JFE Holdings, Inc.                                        10,300        521,846
Kobe Steel Ltd.                                           32,000        104,265
Nippon Steel Corp.                                        98,000        607,045
Nisshin Steel Co., Ltd.                                   24,000         84,429
Sumitomo Metal Industries Ltd.                            84,000        390,243
Tokyo Steel Manufacturing Co., Ltd.                        3,200         35,691
                                                                   ------------
Total Iron/Steel                                                      1,911,589
                                                                   ------------
Leisure Time--0.5%
Daikoku Denki Co., Ltd.                                    4,100         40,958
Sankyo Co., Ltd.                                           1,400         65,040
Sega Sammy Holdings, Inc.                                  4,000         49,877
Yamaha Motor Co., Ltd.                                     2,400         58,112
                                                                   ------------
Total Leisure Time                                                      213,987
                                                                   ------------
Machinery-Construction & Mining--0.8%
Hitachi Construction Machinery Co., Ltd.                   3,200         95,958
Komatsu Ltd.                                               8,000        217,697
                                                                   ------------
Total Machinery-Construction & Mining                                   313,655
                                                                   ------------
Machinery-Diversified--0.8%
Amada Co., Ltd.                                            8,000         70,322
Japan Steel Works Ltd. (The)                               5,000         73,714
Kubota Corp.                                              16,000        108,419
Sumitomo Heavy Industries Ltd.                             8,000         73,759
                                                                   ------------
Total Machinery-Diversified                                             326,214
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Media--0.3%
Nippon Television Network Corp.                              480   $     64,407
Tokyo Broadcasting System, Inc.                            1,900         40,818
                                                                   ------------
Total Media                                                             105,225
                                                                   ------------
Metal Fabricate/Hardware--0.4%
NSK Ltd.                                                   8,000         83,498
NTN Corp.                                                  8,000         69,534
                                                                   ------------
Total Metal Fabricate/Hardware                                          153,032
                                                                   ------------
Mining--0.8%
Dowa Mining Co., Ltd                                       8,000         56,143
Mitsubishi Materials Corp.                                16,000         68,460
Mitsui Mining & Smelting Co., Ltd.                        14,000         56,143
Sumitomo Metal Mining Co., Ltd.                            8,000        136,776
                                                                   ------------
Total Mining                                                            317,522
                                                                   ------------
Miscellaneous Manufacturing--1.3%
Fuji Photo Film Co., Ltd.                                  4,000        169,360
Kawasaki Heavy Industries Ltd.                            24,000         71,110
Mitsubishi Heavy Industries Ltd.                          32,000        137,779
Nikon Corp.                                                2,000         69,283
Olympus Corp.                                              2,000         82,710
                                                                   ------------
Total Miscellaneous Manufacturing                                       530,242
                                                                   ------------
Office Furnishings--0.1%
Kokuyo Co., Ltd.                                           4,000         36,163
                                                                   ------------

Office/Business Equipment--2.0%
Canon Inc.                                                13,200        614,421
Ricoh Co., Ltd.                                            8,000        147,876
Seiko Epson Corp.                                          2,400         52,097
                                                                   ------------
Total Office/Business Equipment                                         814,394
                                                                   ------------
Oil & Gas--1.6%
Cosmo Oil Co., Ltd.                                       16,000         60,153
Nippon Mining Holdings, Inc.                               8,000         51,273
Nippon Oil Corp.                                          24,000        195,283
Showa Shell Sekiyu K.K.                                    9,600        106,557
TonenGeneral Sekiyu K.K.                                  24,000        236,960
                                                                   ------------
Total Oil & Gas                                                         650,226
                                                                   ------------
Packaging & Containers--0.2%
Nihon Yamamura Glass Co., Ltd.                            15,000         32,225
Toyo Seikan Kaisha Ltd.                                    3,200         56,773
                                                                   ------------
Total Packaging & Containers                                             88,998
                                                                   ------------
Pharmaceuticals--5.4%
Astellas Pharma, Inc.                                      7,200        313,870
Chugai Pharmaceutical Co., Ltd.                            6,400         91,662

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Daiichi Sankyo Co., Ltd.                                   6,700   $    206,311
Dainippon Sumitomo Pharma Co., Ltd.                        8,000         58,578
Eisai Co., Ltd.                                            4,800        189,053
Hisamitsu Pharmaceutical Co., Inc.                         2,200         66,956
Kyowa Hakko Kogyo Co., Ltd.                               14,000        149,631
Mediceo Paltac Holdings Co., Ltd.                          3,200         47,406
Shionogi & Co., Ltd.                                       2,000         35,358
Suzuken Co., Ltd.                                          1,700         60,717
Taisho Pharmaceutical Co., Ltd.                            6,000        115,472
Takeda Pharmaceutical Co., Ltd.                           14,000        823,344
Tanabe Seiyaku Co., Ltd.                                   6,000         56,877
ZERIA Pharmaceutical Co., Ltd.                             1,000          8,862
                                                                   ------------
Total Pharmaceuticals                                                 2,224,097
                                                                   ------------
Real Estate--1.3%
Daito Trust Construction Co., Ltd.                         1,600         88,654
Leopalace21 Corp.                                          1,600         43,110
Mitsubishi Estate Co., Ltd.                                4,000         96,495
Mitsui Fudosan Co., Ltd.                                   2,000         43,504
Sumitomo Realty & Development Co., Ltd.                    2,000         49,501
Tokyo Tatemono Co., Ltd.                                   8,000         75,764
Tokyu Land Corp.                                           8,000         68,890
Urban Corp.                                                4,100         54,867
                                                                   ------------
Total Real Estate                                                       520,785
                                                                   ------------
Retail--3.3%
AEON Co., Ltd.                                             4,800         70,379
Aucnet, Inc.                                                 900         15,073
Citizen Watch Co., Ltd.                                    6,400         62,387
FamilyMart Co., Ltd.                                       2,400         74,977
Fast Retailing Co., Ltd.                                   1,600        114,290
Isetan Co., Ltd.                                           3,200         43,511
Izumi Co., Ltd                                             3,400         50,917
J Front Retailing Co., Ltd.                               10,600         93,651
Konaka Co., Ltd.                                             800          7,849
Lawson, Inc.                                               2,400         85,074
Marui Co., Ltd.                                            4,800         47,392
Mitsukoshi Ltd.(a)                                        14,000         63,662
Nitori Co., Ltd.                                           1,200         57,575
Seven & I Holdings Co., Ltd.                               9,300        271,386
Shimamura Co., Ltd.                                          800         68,245
Takashimaya Co., Ltd.                                      8,000         96,675
UNY Co., Ltd.                                              8,000         68,675
Yamada Denki Co., Ltd.                                       800         91,447
                                                                   ------------
Total Retail                                                          1,383,165
                                                                   ------------
Semiconductors--0.5%
Shinko Electric Industries Co., Ltd.                       2,500         51,135
SUMCO Corp.                                                1,600         46,117
Tokyo Electron Ltd.                                        1,600         98,250
                                                                   ------------
Total Semiconductors                                                    195,502
                                                                   ------------
Shipbuilding--0.2%
Mitsui Engineering & Shipbuilding Co., Ltd.               24,000         93,667
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Software--1.5%
Konami Corp.                                               3,200   $    104,838
Nomura Research Institute Ltd.                             7,600        250,351
Oracle Corp. Japan                                         4,000        176,521
Square Enix Co., Ltd.                                      2,400         73,473
                                                                   ------------
Total Software                                                          605,183
                                                                   ------------

Storage/Warehousing--0.2%
Mitsubishi Logistics Corp.                                 8,000         89,800
                                                                   ------------

Telecommunications--7.0%
Hikari Tsushin, Inc.                                       1,500         51,291
KDDI Corp.                                                    22        163,846
Nippon Telegraph & Telephone Corp.                           211      1,055,803
NTT DoCoMo, Inc.                                             937      1,560,058
SOFTBANK CORP.                                             2,336         48,303
                                                                   ------------
Total Telecommunications                                              2,879,301
                                                                   ------------
Textiles--0.6%
Kuraray Co., Ltd.                                          4,000         48,660
Mitsubishi Rayon Co., Ltd.                                 8,000         38,885
Teijin Ltd.                                                8,000         34,302
Toray Industries, Inc.                                    16,000        125,318
                                                                   ------------
Total Textiles                                                          247,165
                                                                   ------------
Transportation--2.4%
Hankyu Holdings, Inc.                                     16,000         69,176
Kawasaki Kisen Kaisha Ltd.                                 1,000          9,829
Keihin Electric Express Railway Co., Ltd.                  7,000         43,047
Keio Corp.                                                 7,000         42,483
Keisei Electric Railway Co., Ltd.                          9,000         48,176
Kintetsu Corp.                                            16,000         49,698
Mitsui O.S.K. Lines Ltd.                                   4,000         51,059
Nagoya Railroad Co., Ltd.                                 15,000         43,235
Nippon Express Co., Ltd.                                  16,000         82,352
Nippon Yusen K.K.                                         26,000        206,668
Odakyu Electric Railway Co., Ltd.                          7,000         44,551
Seino Holdings Corp.                                       7,000         47,621
Tobu Railway Co., Ltd.                                    16,000         74,762
Tokyu Corp.                                                8,000         52,634
Yamato Holdings Co., Ltd.                                  8,000        115,365
                                                                   ------------
Total Transportation                                                    980,656
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $43,408,329)                                                  41,325,528
                                                                   ============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--0.0%
MONEY MARKET FUND--0.0%
United States-0.0%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $9,483)                                             9,483   $      9,483
                                                                   ============
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--0.7%
MONEY MARKET FUNDS(c)--0.7%
UBS Enhanced Yield Portfolio, 4.87%                      124,291        124,291
UBS Private Money Market Fund LLC, 4.78%                 154,434        154,434
                                                                   ------------

TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED
(Cost: $278,725)(d)                                                     278,725
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES--100.6%
(Cost: $43,696,537)(e)                                               41,613,736


Liabilities in Excess of Foreign Currency
  and Other Assets--(0.6)%                                             (246,068)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 41,367,668
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $263,791 and the total market value of the collateral held by the Fund was $278,725.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund

Sector Breakdown+ as of 12/31/07*


Consumer Cyclical                                    29.0%
Industrials                                          16.0%
Financials                                           12.6%
Consumer Non-Cyclical                                11.6%
Basic Materials                                       9.8%
Communications                                        7.8%
Utilities                                             6.7%
Technology                                            4.8%
Energy                                                1.6%
Other                                                 0.1%


+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree Japan High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
Agriculture--0.1%
Hokuto Corp.                                               1,600   $     25,995
Nosan Corp.                                                7,000         17,858
                                                                   ------------
Total Agriculture                                                        43,853
                                                                   ------------
Apparel--0.2%
Daidoh Ltd.                                                1,600         19,765
Japan Vilene Co., Ltd.                                     8,000         36,307
Onward Kashiyama Co., Ltd.                                 2,000         20,516
                                                                   ------------
Total Apparel                                                            76,588
                                                                   ------------
Auto Manufacturers--16.7%
Fuji Heavy Industries Ltd.                                24,000        112,143
Honda Motor Co., Ltd.                                     98,400      3,303,048
Kanto Auto Works Ltd.                                      2,400         31,194
Nippon Sharyo Ltd.(a)                                     20,000         35,268
Nissan Motor Co., Ltd.                                   321,200      3,536,464
Shinmaywa Industries Ltd.                                  6,000         22,826
Toyota Auto Body Co., Ltd.                                 4,000         64,700
                                                                   ------------
Total Auto Manufacturers                                              7,105,643
                                                                   ------------
Auto Parts & Equipment--1.3%
Bosch Corp.                                               21,000        102,260
Koito Manufacturing Co., Ltd.                              5,000         68,299
Nifco, Inc.                                                2,600         60,860
Riken Corp.                                               12,000         61,764
Sanden Corp.                                              17,000         87,652
Sumitomo Rubber Industries, Inc.                          16,100        143,828
Toyo Tire & Rubber Co., Ltd.                               8,000         29,862
                                                                   ------------
Total Auto Parts & Equipment                                            554,525
                                                                   ------------
Banks--0.6%
Ehime Bank Ltd. (The)                                     13,000         46,082
Eighteenth Bank Ltd. (The)                                11,000         38,500
Hokuetsu Bank Ltd. (The)                                  16,000         36,522
Kiyo Holdings, Inc.                                       55,000         82,709
Shonai Bank Ltd. (The)                                    15,000         36,656
                                                                   ------------
Total Banks                                                             240,469
                                                                   ------------
Beverages--0.5%
Coca-Cola West Japan Co., Ltd.                             6,000        132,928
Mercian Corp.                                             21,000         40,415
Mikuni Coca-Cola Bottling Co., Ltd.                        2,400         25,952
                                                                   ------------
Total Beverages                                                         199,295
                                                                   ------------
Building Materials--1.4%
Asahi Organic Chemicals Industry Co., Ltd.                13,000         37,703
Bunka Shutter Co., Ltd.                                    2,000          8,593
Central Glass Co., Ltd.                                    8,000         30,363
Cleanup Corp.(a)                                           7,200         46,404
JS Group Corp.                                            18,600        297,861
PanaHome Corp.                                             8,000         53,851
Sankyo-Tateyama Holdings, Inc.                            16,000         20,337
Sanwa Shutter Corp.                                       16,000         78,915
                                                                   ------------
Total Building Materials                                                574,027
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Chemicals--1.5%
ADEKA Corp.                                                  900   $      9,216
Aica Kogyo Co., Ltd.                                       2,400         22,686
Air Water, Inc.                                            5,000         50,575
Arisawa Manufacturing Co., Ltd.(a)                         5,400         61,678
Earth Chemical Co., Ltd.                                     800         19,800
Gun-Ei Chemical Industry Co., Ltd.(a)                     20,000         38,849
Kaneka Corp.                                              10,000         82,890
Koatsu Gas Kogyo Co., Ltd.                                 2,000         11,726
Nippon Chemical Industrial Co., Ltd.                      16,000         39,959
Nippon Kayaku Co., Ltd.                                    9,000         58,891
Nippon Shokubai Co., Ltd.                                  5,000         48,114
NOF Corp.                                                  8,000         32,153
Sakata INX Corp.                                           8,000         39,672
Sanyo Chemical Industries Ltd.                             6,000         33,514
Toagosei Co., Ltd.                                        10,000         31,867
Toyo Ink Manufacturing Co., Ltd.                          10,000         34,105
Yushiro Chemical Industry Co., Ltd.                          800         13,291
                                                                   ------------
Total Chemicals                                                         628,986
                                                                   ------------
Commercial Services--2.6%
Dai Nippon Printing Co., Ltd.                             36,000        529,454
Kyodo Printing Co., Ltd.                                  16,000         43,539
Meitec Corp.                                               1,800         54,299
Nippon Parking Development Co., Ltd.                         563         31,498
Nomura Co., Ltd.                                           9,000         47,934
Toppan Forms Co., Ltd.                                     4,000         38,169
Toppan Printing Co., Ltd.                                 36,000        354,151
                                                                   ------------
Total Commercial Services                                             1,099,044
                                                                   ------------
Computers--0.2%
DTS Corp.                                                  2,900         46,311
Hitachi Systems & Services Ltd.                              800         17,616
Information Services International-Dentsu Ltd.               700          6,592
NEC Fielding Ltd.                                          2,400         28,723
                                                                   ------------
Total Computers                                                          99,242
                                                                   ------------
Cosmetics/Personal Care--2.2%
Aderans Co., Ltd.                                          2,900         45,714
Kao Corp.                                                 28,000        842,142
Mandom Corp.                                               1,600         42,752
                                                                   ------------
Total Cosmetics/Personal Care                                           930,608
                                                                   ------------
Distribution/Wholesale--0.9%
Advan Co., Ltd.                                              800          6,746
Doshisha Co., Ltd.                                           800         14,272
Hakuto Co., Ltd.                                           1,600         21,798
Hanwa Co., Ltd.                                           16,000         66,740
Inaba Denki Sangyo Co., Ltd.                                 900         32,547
Itochu Enex Co., Ltd.                                      4,000         26,031
Japan Pulp & Paper Co., Ltd.                               8,000         29,647
Mitsuuroko Co., Ltd.                                       2,700         18,876
Ryoden Trading Co., Ltd.                                   5,000         34,821
Ryoyo Electro Corp.                                        4,700         60,919
San-Ai Oil Co., Ltd.                                       2,000          7,376
Sankyo Seiko Co., Ltd.                                     9,000         23,766
Sinanen Co., Ltd.                                         11,000         47,263
                                                                   ------------
Total Distribution/Wholesale                                            390,802
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Diversified Financial Services--9.2%
Daiwa Securities Group, Inc.                             107,000   $    973,119
Ichiyoshi Securities Co., Ltd.                             2,400         21,784
Iwai Securities Co., Ltd.                                  2,300         29,173
Kyokuto Securities Co., Ltd.                               3,900         33,060
Nomura Holdings, Inc.                                    142,900      2,423,985
Okasan Holdings, Inc.                                     18,000        102,314
Shinko Securities Co., Ltd.                               50,000        206,776
Takagi Securities Co., Ltd.                               11,000         27,964
Tokai Tokyo Securities Co., Ltd.                          13,000         57,835
Toyo Securities Co., Ltd.                                  7,000         29,137
                                                                   ------------
Total Diversified Financial Services                                  3,905,147
                                                                   ------------
Electric--12.1%
Chubu Electric Power Co., Inc.                            42,200      1,101,132
Chugoku Electric Power Co., Inc. (The)                    20,700        403,012
Hokkaido Electric Power Co., Inc.                         11,100        240,451
Hokuriku Electric Power Co.                               11,500        239,851
Kansai Electric Power Co., Inc. (The)                     63,900      1,490,038
Kyushu Electric Power Co., Inc.                           27,800        684,331
Shikoku Electric Power Co., Inc.                          13,000        348,521
Tohoku Electric Power Co., Inc. (The)                     27,700        624,840
                                                                   ------------
Total Electric                                                        5,132,176
                                                                   ------------
Electrical Components & Equipment--0.1%
Sumida Corp.                                               1,800         24,185
                                                                   ------------
Electronics--2.1%
Alps Electric Co., Ltd.                                    4,600         59,664
Eizo Nanao Corp.                                             800         20,624
Hoya Corp.                                                19,800        630,963
Idec Corp.                                                 1,600         18,791
Kaga Electronics Co., Ltd.                                   800         12,188
Nidec Copal Electronics Corp.                              2,400         12,847
Nitto Kogyo Corp.                                          1,600         17,373
Ryosan Co., Ltd.                                           2,400         59,294
Sanshin Electronics Co., Ltd.                              1,600         21,254
Teikoku Tsushin Kogyo Co., Ltd.                           11,000         40,075
                                                                   ------------
Total Electronics                                                       893,073
                                                                   ------------
Engineering & Construction--1.6%
Airport Facilities Co., Ltd.                               2,400         14,630
Asunaro Aoki Construction Co., Ltd.                        6,000         37,273
Hitachi Plant Technologies Ltd.(a)                         8,000         32,010
Kyudenko Corp.                                             7,000         35,716
Maeda Corp.                                               13,000         44,569
Nippon Koei Co., Ltd.                                     18,000         45,437
Nishimatsu Construction Co., Ltd.                         16,000         44,685
Okumura Corp.(a)                                           8,000         39,028
Taihei Dengyo Kaisha Ltd.                                  5,000         43,683
Taikisha Ltd.                                              2,400         24,405
Taisei Corp.                                              57,000        154,088
Takasago Thermal Engineering Co., Ltd.                     3,000         24,652
Toenec Corp.                                               5,000         26,183
Tsukishima Kikai Co., Ltd.                                 4,000         39,529
Yurtec Corp.                                              10,000         54,872
                                                                   ------------
Total Engineering & Construction                                        660,760
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Entertainment--0.1%
Avex Group Holdings, Inc.(a)                               4,600   $     57,770
                                                                   ------------
Food--0.6%
Morinaga & Co., Ltd.(a)                                   15,000         31,688
Nippon Beet Sugar Manufacturing Co., Ltd.                 21,000         44,363
Nisshin Seifun Group, Inc.                                 1,500         15,079
Showa Sangyo Co., Ltd.(a)                                 21,000         48,873
Starzen Co., Ltd.                                         19,000         42,689
Tokyu Store Chain Co., Ltd.                               11,000         48,839
Yokohama Reito Co., Ltd.                                   5,000         37,864
                                                                   ------------
Total Food                                                              269,395
                                                                   ------------
Forest Products & Paper--1.2%
Chuetsu Pulp & Paper Co., Ltd.                            17,000         34,087
Daiken Corp.                                              16,000         38,383
Hokuetsu Paper Mills Ltd.                                  8,000         39,028
OJI Paper Co., Ltd.                                       73,000        358,744
Rengo Co., Ltd.(a)                                         8,000         52,204
                                                                   ------------
Total Forest Products & Paper                                           522,446
                                                                   ------------
Gas--0.2%
Saibu Gas Co., Ltd.                                       37,000         84,456
                                                                   ------------
Hand/Machine Tools--0.3%
Hitachi Koki Co., Ltd.                                     7,600        119,733
OSG Corp.                                                    900          9,829
                                                                   ------------
Total Hand/Machine Tools                                                129,562
                                                                   ------------
Healthcare-Products--0.4%
Nipro Corp.                                                4,000         80,383
Paramount Bed Co., Ltd.(a)                                 3,700         47,660
Paris Miki, Inc.(a)                                        4,400         59,709
                                                                   ------------
Total Healthcare-Products                                               187,752
                                                                   ------------
Home Builders--0.1%
Mitsui Home Co., Ltd.                                      4,000         16,793
Token Corp.                                                  190          7,738
                                                                   ------------
Total Home Builders                                                      24,531
                                                                   ------------
Home Furnishings--0.2%
France Bed Holdings Co., Ltd.                             33,000         46,673
TOA Corp.                                                  5,000         39,654
                                                                   ------------
Total Home Furnishings                                                   86,327
                                                                   ------------
Housewares--0.1%
Sangetsu Co., Ltd.                                         2,600         56,206
                                                                   ------------
Insurance--0.1%
Fuji Fire & Marine Insurance Co., Ltd. (The)              17,000         45,804
                                                                   ------------
Internet--1.9%
Matsui Securities Co., Ltd.                               21,000        166,361
SBI Holdings, Inc.                                         1,150        314,483
Trend Micro, Inc.                                          9,000        322,249
                                                                   ------------
Total Internet                                                          803,093
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Iron/Steel--10.8%
JFE Holdings, Inc.                                        36,900   $  1,869,525
Kobe Steel Ltd.                                          198,000        645,142
Nakayama Steel Works Ltd.(a)                              12,000         24,598
Nippon Steel Corp.                                       310,000      1,920,244
Sanyo Special Steel Co., Ltd.                             11,000         74,636
Topy Industries Ltd.                                       8,000         21,841
Yodogawa Steel Works Ltd.                                 10,000         51,112
                                                                   ------------
Total Iron/Steel                                                      4,607,098
                                                                   ------------
Leisure Time--1.6%
Daikoku Denki Co., Ltd.                                    3,200         31,967
Heiwa Corp.                                                3,200         28,301
Sankyo Co., Ltd.                                           6,900        320,557
Sega Sammy Holdings, Inc.(a)                              24,300        303,002
                                                                   ------------
Total Leisure Time                                                      683,827
                                                                   ------------
Machinery-Diversified--1.0%
Amada Co., Ltd.                                           23,000        202,176
Daifuku Co., Ltd.                                         10,000        142,326
Furukawa Co., Ltd.                                        11,000         21,367
Max Co., Ltd.                                              1,000         11,502
Nitto Kohki Co., Ltd.                                        800         15,969
Tokyo Kikai Seisakusho Ltd.                                6,000         13,696
Tori Holdings Co., Ltd.                                  149,000         22,674
                                                                   ------------
Total Machinery-Diversified                                             429,710
                                                                   ------------
Metal Fabricate/Hardware--0.1%
Kitz Corp.                                                 4,000         20,266
Oiles Corp.                                                   60          1,120
Onoken Co., Ltd.                                             400          4,214
                                                                   ------------
Total Metal Fabricate/Hardware                                           25,600
                                                                   ------------
Mining--0.3%
Mitsui Mining & Smelting Co., Ltd.                        36,000        144,367
                                                                   ------------
Miscellaneous Manufacturing--0.4%
Amano Corp.                                                3,200         38,240
Kureha Corp.                                               8,000         42,965
Mitsuboshi Belting Co., Ltd.                               1,739          8,453
Nippon Valqua Industries Ltd.                              6,000         18,798
Okamoto Industries, Inc.                                   8,000         24,921
Sekisui Plastics Co., Ltd.                                13,000         40,380
                                                                   ------------
Total Miscellaneous Manufacturing                                       173,757
                                                                   ------------
Office/Business Equipment--0.0%
Canon Inc.                                                    50          2,327
                                                                   ------------
Oil & Gas--2.7%
Nippon Mining Holdings, Inc.                              53,500        342,890
Showa Shell Sekiyu K.K.                                   24,500        271,942
TonenGeneral Sekiyu K.K.                                  55,000        543,034
                                                                   ------------
Total Oil & Gas                                                       1,157,866
                                                                   ------------
Packaging & Containers--0.1%
Nihon Yamamura Glass Co., Ltd.                            20,000         42,966
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Pharmaceuticals--7.5%
Astellas Pharma, Inc.                                     25,400   $  1,107,264
Daiichi Sankyo Co., Ltd.                                  37,400      1,151,645
Eisai Co., Ltd.                                           18,200        716,824
Kaken Pharmaceutical Co., Ltd.                             6,000         42,107
Kyorin Co., Ltd.                                           3,000         32,762
Seikagaku Corp.                                            5,200         54,925
SSP Co., Ltd.                                             14,000         67,547
                                                                   ------------
Total Pharmaceuticals                                                 3,173,074
                                                                   ------------
Real Estate--0.1%
Arnest One Corp.                                           3,100         12,709
Iida Home Max                                              1,600          9,753
Touei Housing Corp.(a)                                     4,700         37,738
Urban Corp.                                                   59            790
                                                                   ------------
Total Real Estate                                                        60,990
                                                                   ------------
Retail--2.1%
Arcs Co., Ltd.                                             2,475         30,751
Best Denki Co., Ltd.(a)                                    7,500         50,956
Circle K Sunkus Co. Ltd.                                   3,110         46,073
Gulliver International Co., Ltd.                             260         17,828
Kojima Co., Ltd.(a)                                        5,500         27,816
Konaka Co., Ltd.                                           3,200         31,394
Lawson, Inc.                                               7,100        251,676
Marui Co., Ltd.                                           33,500        330,756
Ministop Co., Ltd.                                         1,600         28,573
MOS Food Services, Inc.(a)                                 3,800         50,138
Plenus Co., Ltd.                                           1,600         22,400
Seiko Holdings Corp.                                       4,000         18,511
                                                                   ------------
Total Retail                                                            906,872
                                                                   ------------
Software--2.1%
Koei Co., Ltd.                                             3,200         61,012
Konami Corp.                                               7,700        252,267
NEC Mobiling Ltd.                                            900         13,857
Oracle Corp. Japan                                        11,800        520,736
Trans Cosmos, Inc.                                         2,200         25,896
                                                                   ------------
Total Software                                                          873,768
                                                                   ------------
Telecommunications--10.6%
Denki Kogyo Co., Ltd.                                      3,000         16,408
NTT DoCoMo, Inc.                                           2,677      4,457,073
Uniden Corp.                                               8,000         46,762
                                                                   ------------
Total Telecommunications                                              4,520,243
                                                                   ------------
Textiles--0.6%
Teijin Ltd.                                               50,000        214,385
Toyobo Co., Ltd.                                          26,000         52,831
                                                                   ------------
Total Textiles                                                          267,216
                                                                   ------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Transportation--1.3%
Maruzen Showa Unyu Co., Ltd.                               4,000   $     12,962
Nippon Yusen K.K.                                         65,000        516,671
Senko Co., Ltd.                                            8,000         21,197
                                                                   ------------
Total Transportation                                                    550,830
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $48,398,550)                                                  42,446,276
                                                                   ============
SHORT-TERM INVESTMENT--0.1%
MONEY MARKET FUND--0.1%
United States--0.1%
Columbia Cash Reserves Fund, 4.48% (b)
(Cost: $18,874)                                           18,874         18,874
                                                                   ============

INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--2.1%
MONEY MARKET FUNDS  (c) --2.1%
AIM Prime Portfolio, 4.87%                                   180            180
UBS Enhanced Yield Portfolio, 4.87%                      313,397        313,397
UBS Private Money Market Fund LLC, 4.78%                 586,378        586,378
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $899,955) (d)                                                    899,955
                                                                   ============


TOTAL INVESTMENTS IN SECURITIES--102.0%
(Cost: $49,317,379) (e)                                              43,365,105


Liabilities in Excess of Foreign Currency
  and Other Assets--(2.0)%                                             (841,601)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 42,523,504
                                                                   ============


(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $854,200 and the total market value of the collateral held by the Fund was $899,955.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund

Sector Breakdown+ as of 12/31/07*


Consumer Cyclical                                    24.2%
Basic Materials                                      13.8%
Consumer Non-Cyclical                                13.7%
Communications                                       12.5%
Utilities                                            12.3%
Financials                                           10.0%
Industrials                                           8.3%
Energy                                                2.7%
Technology                                            2.3%
Other                                                 0.2%


+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.9%
Advertising--0.4%
Asatsu-DK, Inc.                                            6,000   $    168,106
Moshi Moshi Hotline, Inc.                                  1,700         85,826
                                                                   ------------
Total Advertising                                                       253,932
                                                                   ------------
Aerospace/Defense--0.2%
Japan Aviation Electronics Industry Ltd.                  10,000        146,176
                                                                   ------------

Agriculture--0.4%
Hokuto Corp.                                               9,500        154,343
Nosan Corp.                                               26,000         66,330
Sakata Seed Corp.                                          3,100         40,708
                                                                   ------------
Total Agriculture                                                       261,381
                                                                   ------------
Apparel--2.3%
Daidoh Ltd.                                                8,600        106,235
Gunze Ltd.                                                33,000        145,630
Japan Vilene Co., Ltd.                                    21,000         95,305
Japan Wool Textile Co., Ltd. (The)                        15,000        112,653
Onward Kashiyama Co., Ltd.                                39,000        400,071
Sanei-International Co., Ltd.                                800         14,931
Sanyo Shokai Ltd.                                         38,000        205,451
Tokyo Style Co., Ltd.                                     17,000        171,803
Wacoal Holdings Corp.(a)                                  26,000        340,491
                                                                   ------------
Total Apparel                                                         1,592,570
                                                                   ------------
Auto Manufacturers--1.4%
Kanto Auto Works Ltd.                                     14,300        185,862
Nippon Sharyo Ltd.(a)                                     35,000         61,720
Nissan Shatai Co., Ltd.                                   32,000        260,663
Shinmaywa Industries Ltd.(a)                              21,000         79,891
Toyota Auto Body Co., Ltd.                                22,500        363,939
                                                                   ------------
Total Auto Manufacturers                                                952,075
                                                                   ------------
Auto Parts & Equipment--5.7%
Aisan Industry Co., Ltd.                                   9,000        108,356
Akebono Brake Industry Co., Ltd.(a)                       11,000         67,744
Bosch Corp.                                              129,000        628,171
Calsonic Kansei Corp.                                     35,000        178,893
Exedy Corp.                                                4,500        152,665
FCC Co., Ltd.                                              5,700        101,688
Futaba Industrial Co., Ltd.                                8,500        238,151
Kayaba Industry Co., Ltd.                                 45,000        260,619
Keihin Corp.                                               7,500        133,867
Koito Manufacturing Co., Ltd.                             37,000        505,411
Musashi Seimitsu Industry Co., Ltd.                        4,500        125,677
NHK Spring Co., Ltd.                                      14,000        128,953
Nifco, Inc.                                               17,600        411,977
Nissin Kogyo Co., Ltd.                                     8,700        204,037
Press Kogyo Co., Ltd.                                     15,000         68,478
Riken Corp.                                               24,000        123,529
Sanden Corp.                                              35,000        180,459
Showa Corp.                                                9,000         83,462

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Toyo Tire & Rubber Co., Ltd.                              56,000   $    209,032
                                                                   ------------
Total Auto Parts & Equipment                                          3,911,169
                                                                   ------------
Banks--7.7%
Akita Bank Ltd. (The)                                     24,000        109,994
Aomori Bank Ltd. (The)                                    30,000        114,667
Awa Bank Ltd. (The)                                       31,000        175,652
Bank of Ikeda Ltd. (The)                                   3,200        114,864
Bank of Iwate Ltd. (The)                                   1,900        111,229
Bank of Nagoya Ltd. (The)                                 20,000        122,454
Bank of Okinawa Ltd. (The)                                 3,300        116,090
Bank of Saga Ltd. (The)                                   30,000         99,091
Chukyo Bank Ltd. (The)                                    41,000        119,644
Daisan Bank Ltd. (The)                                    33,000        113,432
Daishi Bank Ltd. (The)                                    70,000        285,727
Ehime Bank Ltd. (The)                                     30,000        106,342
Eighteenth Bank Ltd. (The)                                19,000         66,500
Fukui Bank Ltd. (The)                                     41,000        125,883
Higo Bank Ltd. (The)                                      28,000        181,712
Hokkoku Bank Ltd. (The)                                   58,000        265,819
Hokuetsu Bank Ltd. (The)                                  84,000        191,738
Hyakugo Bank Ltd. (The)                                   32,000        177,595
Hyakujushi Bank Ltd. (The)                                39,000        195,847
Kagoshima Bank Ltd. (The)                                 21,000        143,803
Keiyo Bank Ltd. (The)                                     38,000        219,057
Kiyo Holdings, Inc.                                      233,000        350,393
Michinoku Bank Ltd. (The)                                 21,000         66,544
Mie Bank Ltd. (The)                                       17,000         86,434
Miyazaki Bank Ltd. (The)                                  18,000         73,473
Musashino Bank Ltd. (The)                                  4,100        194,880
Ogaki Kyoritsu Bank Ltd. (The)                            39,000        217,142
Oita Bank Ltd. (The)                                      13,000         81,806
San-In Godo Bank Ltd. (The)                               16,000        127,897
Shiga Bank Ltd. (The)                                     26,000        174,319
Shikoku Bank Ltd. (The)                                   30,000        113,056
Shonai Bank Ltd. (The)                                    38,000         92,861
Tochigi Bank Ltd. (The)                                   12,000         68,102
Toho Bank Ltd. (The)                                      30,000        125,677
Tokyo Tomin Bank Ltd. (The)                                6,000        170,792
Yamagata Bank Ltd. (The)                                  19,000        104,767
Yamanashi Chuo Bank Ltd. (The)                            16,000         93,237
                                                                   ------------
Total Banks                                                           5,298,520
                                                                   ------------
Beverages--1.2%
Coca-Cola West Japan Co., Ltd.                            17,400        385,491
Kagome Co., Ltd.(a)                                        8,700        126,160
Mercian Corp.                                             30,000         57,736
Mikuni Coca-Cola Bottling Co., Ltd.                        4,000         43,253
Takara Holdings, Inc.                                     32,000        192,776
                                                                   ------------
Total Beverages                                                         805,416
                                                                   ------------
Building Materials--2.8%
Asahi Organic Chemicals Industry Co., Ltd.                21,000         60,905
Bunka Shutter Co., Ltd.                                   17,000         73,043
Central Glass Co., Ltd.                                   45,000        170,792
Chofu Seisakusho Co., Ltd.                                 5,600         87,473
Cleanup Corp.                                             12,000         77,340
Fujitec Co., Ltd.                                         17,000         98,304
Nice Corp.                                                17,000         52,195
Nichiha Corp.                                              4,500         36,454
PanaHome Corp.(a)                                         40,000        269,257

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Rinnai Corp.                                               6,000   $    196,035
Sankyo-Tateyama Holdings, Inc.                            90,000        114,398
Sanwa Shutter Corp.                                       85,000        419,235
Sumitomo Osaka Cement Co., Ltd.                           66,000        126,429
Takara Standard Co., Ltd.                                 30,000        143,669
                                                                   ------------
Total Building Materials                                              1,925,529
                                                                   ------------
Chemicals--8.0%
ADEKA Corp.                                               15,000        153,605
Aica Kogyo Co., Ltd.                                      14,800        139,899
Air Water, Inc.                                           50,000        505,752
Arisawa Manufacturing Co., Ltd.                           10,600        121,072
Daicel Chemical Industries Ltd.                           22,000        131,943
Dainichiseika Color & Chemicals
  Manufacturing Co., Ltd.                                 18,000         76,212
Denki Kagaku Kogyo K.K.                                   91,000        396,697
Earth Chemical Co., Ltd.                                   4,500        111,377
Fujimi, Inc.                                                 900         13,671
Gun-Ei Chemical Industry Co., Ltd.                        18,000         34,964
Kansai Paint Co., Ltd.                                    46,000        333,116
Koatsu Gas Kogyo Co., Ltd.                                15,000         87,947
Lintec Corp.                                               6,000        102,045
Nihon Parkerizing Co., Ltd.                               11,000        147,303
Nippon Chemical Industrial Co., Ltd.                      42,000        104,892
Nippon Kayaku Co., Ltd.                                   72,000        471,128
Nippon Paint Co., Ltd.(a)                                 59,000        289,943
Nippon Shokubai Co., Ltd.                                 25,000        240,568
Nissan Chemical Industries Ltd.                           16,000        209,247
NOF Corp.                                                 39,000        156,747
Sakata INX Corp.                                          21,000        104,140
Sanyo Chemical Industries Ltd.                            27,000        150,812
Sumitomo Bakelite Co., Ltd.                               33,000        199,391
Sumitomo Seika Chemicals Co., Ltd.                        15,000         60,019
Taiyo Ink Manufacturing Co., Ltd.                          4,400        129,580
Takasago International Corp.                              21,000        146,059
Toagosei Co., Ltd.                                        60,000        191,201
Tokai Carbon Co., Ltd.                                    26,000        233,899
Tokyo Ohka Kogyo Co., Ltd.                                 6,000        134,002
Toyo Ink Manufacturing Co., Ltd.                          70,000        238,732
Yushiro Chemical Industry Co., Ltd.(a)                     5,700         94,698
                                                                   ------------
Total Chemicals                                                       5,510,661
                                                                   ------------
Commercial Services--3.2%
Kamigumi Co., Ltd.                                        22,000        159,316
Kyodo Printing Co., Ltd.                                  41,000        111,570
Kyoritsu Printing Co., Ltd.                                7,000         20,364
Meitec Corp.(a)                                           11,500        346,910
Nichii Gakkan Co.(a)                                       4,500         59,012
Nippon Parking Development Co., Ltd.(a)                    1,366         76,422
Nissha Printing Co., Ltd.                                 10,300        406,596
Nomura Co., Ltd.                                          15,000         79,891
Park24 Co., Ltd.                                           9,700         75,627
PRONEXUS, Inc.                                               700          6,341
Sohgo Security Services Co., Ltd.(a)                      20,000        315,446
TIS, Inc.                                                  6,000        104,301
TKC Corp.                                                  3,800         67,996
Toppan Forms Co., Ltd.                                    24,100        229,966
Zenrin Co., Ltd.                                           4,700        149,774
                                                                   ------------
Total Commercial Services                                             2,209,532
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Computers--1.5%
Hitachi Information Systems Ltd.                           7,900   $    170,071
Hitachi Systems & Services Ltd.                            4,000         88,081
Information Services International-
  Dentsu Ltd.                                              7,500         70,626
NEC Fielding Ltd.                                         15,600        186,700
NS Solutions Corp.                                         6,500        191,425
Obic Co., Ltd.                                               810        149,797
Roland DG Corp.                                            3,000        154,411
                                                                   ------------
Total Computers                                                       1,011,111
                                                                   ------------
Cosmetics/Personal Care--1.6%
Aderans Co., Ltd.(a)                                      13,400        211,229
Fancl Corp.                                                8,600        104,926
KOSE Corp.                                                 7,000        186,412
Lion Corp.                                                56,000        267,680
Mandom Corp.                                               7,500        200,398
T. Hasegawa Co., Ltd.(a)                                   6,700        105,015
                                                                   ------------
Total Cosmetics/Personal Care                                         1,075,660
                                                                   ------------
Distribution/Wholesale--3.8%
ABC-Mart, Inc.                                            12,800        279,570
Advan Co., Ltd.                                            7,500         63,241
Doshisha Co., Ltd.(a)                                      3,000         53,520
Fuji Electronics Co., Ltd.                                 7,600         70,071
Hakuto Co., Ltd.                                          12,500        170,299
Hanwa Co., Ltd.                                           91,000        379,592
Inaba Denki Sangyo Co., Ltd.                               6,000        216,982
Itochu Enex Co., Ltd.                                     24,900        162,040
Iwatani International Corp.(a)                            35,000        100,255
Japan Pulp & Paper Co., Ltd.                              32,000        118,587
JFE Shoji Holdings, Inc.                                   2,000         12,854
Kamei Corp.                                                5,000         23,318
Matsuda Sangyo Co., Ltd.                                     700         16,354
Mitsuuroko Co., Ltd.                                      15,900        111,157
Nagase & Co., Ltd.                                        13,000        135,219
Ryoden Trading Co., Ltd.                                  23,000        160,175
Ryoshoku Ltd.                                              4,200         82,898
Ryoyo Electro Corp.                                       12,400        160,723
San-Ai Oil Co., Ltd.                                      18,000         66,383
Sankyo Seiko Co., Ltd.(a)                                 15,900         41,986
Sinanen Co., Ltd.                                         21,000         90,230
Trusco Nakayama Corp.(a)                                   7,500        109,833
                                                                   ------------
Total Distribution/Wholesale                                          2,625,287
                                                                   ------------
Diversified Financial Services--2.4%
Century Leasing System, Inc.                              13,600        118,451
Cosmo Securities Co., Ltd.(a)                             70,000         81,457
Ichiyoshi Securities Co., Ltd.(a)                         11,600        105,289
Iwai Securities Co., Ltd.                                  2,400         30,442
Kyokuto Securities Co., Ltd.                              10,900         92,399
Okasan Holdings, Inc.                                     89,000        505,886
Takagi Securities Co., Ltd.                               32,000         81,350
Tokai Tokyo Securities Co., Ltd.                         128,000        569,449
Toyo Securities Co., Ltd.                                 24,000         99,897
                                                                   ------------
Total Diversified Financial Services                                  1,684,620
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Electric--0.1%
Okinawa Electric Power Co., Inc. (The)                       900   $     41,892
                                                                   ------------

Electrical Components & Equipment--1.5%
Hitachi Cable Ltd.                                        66,000        392,284
Nippon Signal Co., Ltd. (The)                              7,400         43,056
Shinko Electric Co., Ltd.(a)                               7,000         17,419
SMK Corp.                                                 15,000        126,617
Sumida Corp.                                               4,500         60,462
Toshiba TEC Corp.                                         60,000        405,496
                                                                   ------------
Total Electrical Components & Equipment                               1,045,334
                                                                   ------------
Electronics--5.3%
Alps Electric Co., Ltd.                                   19,600        254,222
Anritsu Corp.(a)                                          17,000         70,152
CMK Corp.                                                  4,500         34,481
Cosel Co., Ltd.(a)                                         5,500         68,187
Dainippon Screen Manufacturing Co., Ltd.                  47,000        262,946
Eizo Nanao Corp.                                           4,500        116,009
Horiba Ltd.                                                3,500        128,452
Idec Corp.(a)                                              9,000        105,698
Kaga Electronics Co., Ltd.                                 6,400         97,505
Minebea Co., Ltd.                                         83,000        532,703
Nichicon Corp.                                            12,800        130,045
Nidec Copal Corp.                                         10,500        136,472
Nidec Copal Electronics Corp.(a)                           8,700         46,570
Nippon Chemi-Con Corp.                                    15,000         91,035
Nitto Kogyo Corp.                                          7,500         81,435
Ryosan Co., Ltd.                                          15,800        390,349
Sanshin Electronics Co., Ltd.                              7,500         99,629
Sanyo Denki Co., Ltd.                                     12,000         57,683
Sodick Co., Ltd.                                           6,900         36,750
Star Micronics Co., Ltd.                                   5,900        129,656
Tokyo Seimitsu Co., Ltd.(a)                                3,100         75,894
ULVAC, Inc.(a)                                             7,900        359,236
Yamatake Corp.                                            12,800        349,461
                                                                   ------------
Total Electronics                                                     3,654,570
                                                                   ------------
Engineering & Construction--4.7%
Airport Facilities Co., Ltd.                               4,000         24,383
COMSYS Holdings Corp.                                     20,000        164,347
Hitachi Plant Technologies Ltd.(a)                        45,000        180,056
Japan Airport Terminal Co., Ltd.                           9,600        163,530
Kandenko Co., Ltd.                                        34,000        191,738
Kyowa Exeo Corp.                                          15,000        113,727
Kyudenko Corp.                                            17,000         86,739
Maeda Corp.                                               35,000        119,993
Maeda Road Construction Co., Ltd.(a)                      20,000        160,408
NEC Networks & System Integration Corp.                    6,000         76,051
Nippo Corp.                                               15,000        108,759
Nippon Densetsu Kogyo Co., Ltd.                           15,000        100,300
Nippon Koei Co., Ltd.                                     18,000         45,437
Nishimatsu Construction Co., Ltd.(a)                      80,000        223,426
Okumura Corp.(a)                                          48,000        234,167
Sanki Engineering Co., Ltd.(a)                            15,000         91,035
Taikisha Ltd.(a)                                          11,900        121,008
Takasago Thermal Engineering Co., Ltd.                    19,000        156,129
Takuma Co., Ltd.(a)                                       15,000         60,690
Toda Corp.                                                60,000        289,487
Toenec Corp.                                              13,000         68,075
Tokyu Construction Co., Ltd.                               5,050         19,438
Toshiba Plant Systems & Services Corp.                    28,000        261,415

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Tsukishima Kikai Co., Ltd.                                10,000   $     98,823
Yurtec Corp.                                              18,000         98,769
                                                                   ------------
Total Engineering & Construction                                      3,257,930
                                                                   ------------
Entertainment--0.7%
Avex Group Holdings, Inc.(a)                              12,200        153,216
RESORTTRUST, Inc.                                          7,360        145,270
Toei Co., Ltd.                                            15,000         91,169
Tokyotokeiba Co., Ltd.                                    30,000         66,867
                                                                   ------------
Total Entertainment                                                     456,522
                                                                   ------------
Environmental Control--0.2%
Asahi Pretec Corp.                                         4,500        122,857
                                                                   ------------

Food--5.3%
Ariake Japan Co., Ltd.                                     4,800         86,148
Ezaki Glico Co., Ltd.(a)                                  14,000        136,472
Fuji Oil Co., Ltd.                                        16,200        130,366
House Foods Corp.                                         20,000        336,930
Itoham Foods, Inc.                                        20,000         87,007
J-Oil Mills, Inc.                                         20,000         64,271
Kato Sangyo Co., Ltd.                                      7,500         88,887
Maruha Group, Inc.                                        48,000         56,286
Meiji Dairies Corp.                                       34,000        173,477
Meiji Seika Kaisha Ltd.(a)                                69,000        293,380
Mitsui Sugar Co., Ltd.                                    12,000         42,966
Morinaga & Co., Ltd.(a)                                   63,000        133,089
Morinaga Milk Industry Co., Ltd.                          54,000        158,063
Nichirei Corp.                                            43,000        178,982
Nippon Beet Sugar Manufacturing Co., Ltd.                 10,000         21,125
Nippon Flour Mills Co., Ltd.                              10,000         38,401
Nippon Suisan Kaisha Ltd.                                 46,000        230,587
Nisshin Oillio Group Ltd. (The)                           20,000         75,191
QP Corp.                                                  26,700        278,197
Showa Sangyo Co., Ltd.                                    47,000        109,385
Starzen Co., Ltd.                                         41,000         92,118
Tokyu Store Chain Co., Ltd.                               14,000         62,158
Toyo Suisan Kaisha Ltd.                                   14,000        254,397
Valor Co., Ltd.                                            3,400         41,452
Yamazaki Baking Co., Ltd.(a)                              42,000        411,298
Yokohama Reito Co., Ltd.                                  12,000         90,874
                                                                   ------------
Total Food                                                            3,671,507
                                                                   ------------
Forest Products & Paper--1.2%
Chuetsu Pulp & Paper Co., Ltd.                            32,000         64,163
Daiken Corp.                                              32,000         76,767
Daio Paper Corp.(a)                                       29,000        236,745
Hokuetsu Paper Mills Ltd.                                 47,000        229,289
Rengo Co., Ltd.(a)                                        35,000        228,394
                                                                   ------------
Total Forest Products & Paper                                           835,358
                                                                   ------------
Gas--0.3%
Saibu Gas Co., Ltd.                                      104,000        237,390
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Hand/Machine Tools--1.6%
Asahi Diamond Industrial Co., Ltd.                        15,000   $    108,356
Disco Corp.                                                2,400        134,700
Hitachi Koki Co., Ltd.                                    35,800        564,007
Hitachi Tool Engineering Ltd.                                900         10,409
Meidensha Corp.(a)                                        30,000         82,173
OSG Corp.(a)                                              16,200        176,914
Union Tool Co.                                             1,700         56,761
                                                                   ------------
Total Hand/Machine Tools                                              1,133,320
                                                                   ------------
Healthcare-Products--1.6%
Hogy Medical Co., Ltd.                                     1,800         75,890
Nihon Kohden Corp.                                         9,600        229,440
Nipro Corp.                                               23,024        462,685
Paramount Bed Co., Ltd.(a)                                10,200        131,386
Sysmex Corp.                                               3,400        144,564
TOPCON Corp.                                               4,300         40,646
                                                                   ------------
Total Healthcare-Products                                             1,084,611
                                                                   ------------
Home Builders--0.2%
Mitsui Home Co., Ltd.                                     15,000         62,972
Takamatsu Corp.                                              200          2,659
Token Corp.                                                1,430         58,242
                                                                   ------------
Total Home Builders                                                     123,873
                                                                   ------------
Home Furnishings--2.2%
Alpine Electronics, Inc.                                  12,800        214,603
Canon Electronics, Inc.                                    7,400        165,600
France Bed Holdings Co., Ltd.                             66,000         93,345
Hitachi Maxell Ltd.                                       17,300        210,143
Juki Corp.                                                 8,000         49,197
Kenwood Corp.(a)                                          45,000         56,796
Nidec Sankyo Corp.                                        46,000        377,173
Noritz Corp.                                              10,100        131,997
Toa Corp.                                                 23,000        182,411
                                                                   ------------
Total Home Furnishings                                                1,481,265
                                                                   ------------
Housewares--0.7%
Noritake Co., Ltd.                                        30,000        119,232
Sangetsu Co., Ltd.(a)                                     15,900        343,718
                                                                   ------------
Total Housewares                                                        462,950
                                                                   ------------
Insurance--0.4%
Fuji Fire & Marine Insurance Co., Ltd. (The)             103,000        277,519
                                                                   ------------

Internet--1.0%
Matsui Securities Co., Ltd.                               86,500        685,248
                                                                   ------------

Iron/Steel--1.8%
Aichi Steel Corp.(a)                                      26,000        127,772
Godo Steel Ltd.                                           28,000         73,186
Mitsubishi Steel Manufacturing Co., Ltd.                  14,000         54,388
Nakayama Steel Works Ltd.(a)                              35,000         71,745

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Nippon Metal Industry Co., Ltd.(a)                        63,000   $    192,866
Sanyo Special Steel Co., Ltd.                             47,000        318,901
Topy Industries Ltd.                                      33,000         90,095
Yodogawa Steel Works Ltd.                                 60,000        306,673
                                                                   ------------
Total Iron/Steel                                                      1,235,626
                                                                   ------------
Leisure Time--0.7%
Daikoku Denki Co., Ltd.                                    2,800         27,971
Heiwa Corp.                                               19,000        168,034
HIS Co., Ltd.                                              3,000         53,413
Mars Engineering Corp.                                     3,600         41,635
Mizuno Corp.                                              25,000        160,229
                                                                   ------------
Total Leisure Time                                                      451,282
                                                                   ------------
Machinery-Construction & Mining--0.3%
Aichi Corp.                                                9,000         87,410
Tadano Ltd.                                               15,000        153,202
                                                                   ------------
Total Machinery-Construction & Mining                                   240,612
                                                                   ------------
Machinery-Diversified--3.0%
Aida Engineering Ltd.                                     15,000         82,442
CKD Corp.                                                  7,500         53,842
Daifuku Co., Ltd.                                         16,500        234,839
Furukawa Co., Ltd.                                        64,000        124,316
Komori Corp.                                              12,400        276,382
Makino Milling Machine Co., Ltd.                          13,000         90,767
Max Co., Ltd.                                             13,000        149,532
Miura Co., Ltd.                                            8,000        195,856
Nabtesco Corp.                                            13,000        206,901
Nippon Thompson Co., Ltd.                                 11,000         80,249
Nitto Kohki Co., Ltd.                                      4,500         89,827
Sato Corp.                                                 5,700         84,953
Tokyo Kikai Seisakusho Ltd.                               18,000         41,087
Tori Holdings Co., Ltd.                                  309,000         47,021
Toshiba Machine Co., Ltd.                                 15,000        124,066
Tsubakimoto Chain Co.                                     27,000        152,262
                                                                   ------------
Total Machinery-Diversified                                           2,034,342
                                                                   ------------
Media--0.0%
Kadokawa Group Holdings, Inc.                                800         23,130
TV Tokyo Corp.                                               200          7,394
                                                                   ------------
Total Media                                                              30,524
                                                                   ------------
Metal Fabricate/Hardware--1.4%
Furukawa-Sky Aluminum Corp.                               15,000         41,087
Hakudo Co., Ltd.                                             500          7,121
Kitz Corp.                                                25,000        126,662
MISUMI Group, Inc.                                         8,400        146,622
Nachi-Fujikoshi Corp.                                     35,000        138,164
Neturen Co., Ltd.                                            700          8,271
Oiles Corp.                                                5,360        100,037
Onoken Co., Ltd.                                           6,000         63,214
Ryobi Ltd.                                                25,000        134,718
Sato Shoji Corp.                                          11,400         82,657
Tocalo Co., Ltd.                                           2,900         44,130
Toho Zinc Co., Ltd.                                       12,000         65,524

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Yamazen Corp.                                              1,100   $      4,795
                                                                   ------------
Total Metal Fabricate/Hardware                                          963,002
                                                                   ------------
Mining--0.3%
Nippon Light Metal Co., Ltd.                              90,000        157,096
Sumitomo Light Metal Industries Ltd.                      43,000         60,046
                                                                   ------------
Total Mining                                                            217,142
                                                                   ------------
Miscellaneous Manufacturing--1.7%
Amano Corp.                                               17,500        209,126
Bando Chemical Industries Ltd.                            20,000         82,531
Kureha Corp.                                              45,000        241,686
Mitsuboshi Belting Co., Ltd.                              15,000         72,909
Nikkiso Co., Ltd.                                         11,000         84,680
Nippon Valqua Industries Ltd.                             20,000         62,659
Okamoto Industries, Inc.                                  30,000         93,452
Sekisui Plastics Co., Ltd.                                35,000        108,714
Shin-Etsu Polymer Co., Ltd.                                6,300         44,833
Tamron Co., Ltd.                                             300          7,533
Tokai Rubber Industries, Inc.                             11,100        190,871
                                                                   ------------
Total Miscellaneous Manufacturing                                     1,198,994
                                                                   ------------
Office Furnishings--0.4%
Kokuyo Co., Ltd.                                          13,500        122,052
Okamura Corp.                                             15,000        126,616
                                                                   ------------
Total Office Furnishings                                                248,668
                                                                   ------------
Office/Business Equipment--0.1%
Canon Finetech, Inc.                                       5,500         77,836
                                                                   ------------

Oil & Gas--0.2%
AOC Holdings, Inc.                                         5,600         81,407
Kanto Natural Gas Development Ltd.                         7,000         40,478
                                                                   ------------
Total Oil & Gas                                                         121,885
                                                                   ------------
Packaging & Containers--0.2%
Fuji Seal International, Inc.(a)                           3,600         65,416
Nihon Yamamura Glass Co., Ltd.                            30,000         64,450
                                                                   ------------
Total Packaging & Containers                                            129,866
                                                                   ------------
Pharmaceuticals--2.8%
Kaken Pharmaceutical Co., Ltd.                            25,000        175,446
Kobayashi Pharmaceutical Co., Ltd.                         4,500        168,375
Kyorin Co., Ltd.                                          23,000        251,175
Miraca Holdings, Inc.                                     10,300        248,015
Mochida Pharmaceutical Co., Ltd.                          17,000        155,521
Nippon Shinyaku Co., Ltd.                                 23,000        213,293
Sawai Pharmaceutical Co., Ltd.(a)                          1,600         68,030
Seikagaku Corp.                                           11,700        123,582
SSP Co., Ltd.(a)                                          36,000        173,692
Toho Pharmaceutical Co., Ltd.                              4,200         81,959
Tsumura & Co.                                              5,463        107,827

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
ZERIA Pharmaceutical Co., Ltd.(a)                         21,000   $    186,099
                                                                   ------------
Total Pharmaceuticals                                                 1,953,014
                                                                   ------------
Real Estate--0.9%
Ardepro Co., Ltd.                                            925        202,777
Arnest One Corp.(a)                                       15,700         64,366
Atrium Co., Ltd.                                           7,600        157,490
Iida Home Max(a)                                          10,300         62,787
Suruga Corp.                                               1,100         18,403
Tokyu Livable, Inc.                                        5,900         69,238
Touei Housing Corp.(a)                                     7,500         60,220
                                                                   ------------
Total Real Estate                                                       635,281
                                                                   ------------
Retail--8.8%
Alpen Co., Ltd.                                            8,800        135,881
AOKI Holdings, Inc.                                        6,000        105,590
Arcs Co., Ltd.                                            14,910        185,249
Aucnet, Inc.                                               8,000        133,984
Belluna Co., Ltd.                                          6,600         46,200
Best Denki Co., Ltd.                                      42,000        285,351
Chiyoda Co., Ltd.                                          9,500        165,654
Circle K Sunkus Co. Ltd.                                  17,600        260,735
Culture Convenience Club Co., Ltd.(a)                     29,400        157,375
Don Quijote Co., Ltd.                                      4,500         88,618
Edion Corp.                                               29,400        319,752
Gigas K's Denki Corp.                                      3,000         78,414
Gulliver International Co., Ltd.                           2,780        190,617
Hankyu Department Stores, Inc.                            30,000        234,704
Heiwado Co., Ltd.                                          7,500        128,362
Izumi Co., Ltd                                             7,100        106,327
Izumiya Co., Ltd.                                         16,000         90,516
Kasumi Co., Ltd.                                          16,000         86,506
Keiyo Co., Ltd.                                            3,100         17,565
Kisoji Co., Ltd.                                           6,000        114,398
Kojima Co., Ltd.(a)                                        6,000         30,345
Komeri Co., Ltd.                                           6,000        161,124
Konaka Co., Ltd.                                           3,020         29,628
Matsumotokiyoshi Holdings Co., Ltd.                        7,500        182,608
Ministop Co., Ltd.                                         7,100        126,791
MOS Food Services, Inc.(a)                                 7,000         92,360
Nishimatsuya Chain Co., Ltd.                               4,900         54,038
Parco Co., Ltd.                                           10,500        130,927
Paris Miki, Inc.(a)                                       22,400        303,974
Plenus Co., Ltd.                                          19,600        274,398
Point, Inc.                                                1,590         81,126
Right On Co., Ltd.                                         3,300         35,034
Royal Holdings Co., Ltd.(a)                                9,500         99,069
Ryohin Keikaku Co., Ltd.                                   6,100        368,573
Seiko Holdings Corp.                                      22,000        101,813
Senshukai Co., Ltd.                                       11,800        124,639
Shimachu Co., Ltd.                                         4,500        127,691
Sundrug Co., Ltd.                                          7,500        199,056
Tsuruha Holdings, Inc.                                       700         26,944
UNY Co., Ltd.                                             23,000        197,440
USS Co., Ltd.                                              3,700        230,184
Xebio Co., Ltd.                                            3,300         94,526
Zensho Co., Ltd.                                           7,900         79,979
                                                                   ------------
Total Retail                                                          6,084,065
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Semiconductors--0.3%
Mimasu Semiconductor Industry Co., Ltd.                    4,100   $     76,154
Sanken Electric Co., Ltd.(a)                              13,000         69,937
Shindengen Electric Manufacturing Co., Ltd.                3,000          8,808
Shinkawa Ltd.                                              5,300         81,505
                                                                   ------------
Total Semiconductors                                                    236,404
                                                                   ------------
Software--2.2%
Capcom Co., Ltd.                                          11,400        291,340
Fuji Soft ABC, Inc.                                        3,000         47,371
Hitachi Software Engineering Co., Ltd.                     9,300        176,069
Koei Co., Ltd.(a)                                         20,400        388,953
NEC Mobiling Ltd.                                          4,500         69,283
Nihon Unisys Ltd.                                          6,400         81,407
Nippon System Development Co., Ltd.                        5,600         74,239
OBIC Business Consultants Ltd.                             2,900        168,993
Sumisho Computer Systems Corp.                             9,900        159,956
Trans Cosmos, Inc.                                         6,100         71,803
                                                                   ------------
Total Software                                                        1,529,414
                                                                   ------------
Storage/Warehousing--0.5%
Mitsui-Soko Co., Ltd.(a)                                  25,000        135,837
Sumitomo Warehouse Co., Ltd. (The)                        41,000        221,671
                                                                   ------------
Total Storage/Warehousing                                               357,508
                                                                   ------------
Telecommunications--0.8%
Denki Kogyo Co., Ltd.                                     18,000         98,447
Hitachi Kokusai Electric, Inc.                            11,000        134,798
Nippon Denwa Shisetsu Co., Ltd.                           17,000         45,652
Uniden Corp.                                              44,000        257,190
                                                                   ------------
Total Telecommunications                                                536,087
                                                                   ------------
Textiles--0.9%
Kurabo Industries Ltd.                                    49,000        110,093
Nitto Boseki Co., Ltd.                                    30,000         73,849
Seiren Co., Ltd.                                           6,100         47,013
Toyobo Co., Ltd.                                         159,000        323,081
Unitika Ltd.                                              62,000         69,373
                                                                   ------------
Total Textiles                                                          623,409
                                                                   ------------
Toys/Games/Hobbies--0.2%
Sanrio Co., Ltd.(a)                                        2,500         23,945
TOMY Co., Ltd.(a)                                         16,200        119,635
                                                                   ------------
Total Toys/Games/Hobbies                                                143,580
                                                                   ------------
Transportation--2.7%
Daiichi Chuo Kisen Kaisha                                 48,000        248,776
Fukuyama Transporting Co., Ltd.                           21,000         84,590
Hitachi Transport System Ltd.                              6,500         70,461
Iino Kaiun Kaisha, Ltd.                                   21,100        196,051
Keisei Electric Railway Co., Ltd.                         33,000        176,646
Kintetsu World Express, Inc.                               1,000         34,910
Maruzen Showa Unyu Co., Ltd.                               8,000         25,923
Nippon Konpo Unyu Soko Co., Ltd.                           5,000         66,240

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Nishi-Nippon Railroad Co., Ltd.                           65,000   $    214,698
Sagami Railway Co., Ltd.                                  80,000        279,281
Sankyu, Inc.                                              18,000         98,769
Seino Holdings Corp.                                      28,000        190,485
Senko Co., Ltd.                                           10,000         26,496
Shinwa Kaiun Kaisha, Ltd.                                 24,000        145,442
                                                                   ------------
Total Transportation                                                  1,858,768
                                                                   ------------
Venture Capital--0.1%
Jafco Co., Ltd.                                            2,300         75,764
                                                                   ------------

TOTAL COMMON STOCKS
(Cost: $78,246,314)                                                  68,818,858
                                                                   ============
SHORT-TERM INVESTMENT--0.1%
MONEY MARKET FUND--0.1%
United States --0.1%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $36,108)                                           36,108         36,108
                                                                   ============

INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--11.9%
MONEY MARKET FUND(c)--11.9%
UBS Enhanced Yield Portfolio, 4.87%                    2,031,078      2,031,078
UBS Private Money Market Fund LLC, 4.78%               6,202,187      6,202,187
                                                                   ------------

TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED
(Cost: $8,233,265)(d)                                                 8,233,265
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES--111.9%
(Cost: $86,515,687)(e)                                               77,088,231

Liabilities in Excess of Cash, Foreign
  Currency and Other Assets--(11.9)%                                 (8,170,973)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 68,917,258
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $7,803,528 and the total market value of the collateral held by the Fund was $8,233,265.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund

Sector Breakdown+ as of 12/31/07*


Consumer Cyclical                                    28.5%
Industrials                                          25.7%
Consumer Non-Cyclical                                16.0%
Financials                                           11.6%
Basic Materials                                      11.2%
Technology                                            4.1%
Communications                                        2.2%
Utilities                                             0.4%
Energy                                                0.2%
Other                                                 0.1%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree Pacific ex-Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
Australia--56.4%
A.B.C. Learning Centres Ltd.(a)                          44,447   $     202,158
ABB Grain Ltd.                                           18,740         139,042
Adelaide Brighton Ltd.(a)                               137,089         418,891
AGL Energy Ltd.                                          28,325         331,279
Alesco Corp., Ltd.(a)                                    29,432         265,405
Alumina Ltd.                                            120,463         673,771
Amcor Ltd.(a)                                           125,520         761,572
AMP Ltd.                                                245,722       2,146,775
APN News & Media Ltd.(a)                                 83,844         387,973
ASG Group Ltd.                                           42,373          65,854
Auspine Ltd.                                             15,796          96,810
Austal Ltd.                                              31,117          77,595
Austbrokers Holdings Ltd.                                58,059         232,973
Australia & New Zealand Banking Group Ltd.              301,968       7,280,829
Australian Agricultural Co., Ltd.                        42,124         118,358
Australian Stock Exchange Ltd.(a)                        20,912       1,110,888
Australian Wealth Management Ltd.                         7,810          17,281
AWB Ltd.                                                 72,851         187,423
AXA Asia Pacific Holdings Ltd.                          143,423         929,383
Babcock & Brown Ltd.                                      3,982          94,927
Bank of Queensland Ltd.(a)                               30,893         482,836
Beach Petroleum Ltd.                                     52,528          69,183
Bendigo Bank Ltd.(a)                                     49,569         642,415
BHP Billiton Ltd.                                       213,483       7,524,195
Billabong International Ltd.(a)                          30,069         391,279
BlueScope Steel Ltd.(a)                                 149,996       1,270,944
Boral Ltd.(a)                                            80,088         430,366
Bravura Solutions Ltd.                                   56,956          96,270
Caltex Australia Ltd.(a)                                 30,351         516,205
Centennial Coal Co., Ltd.(a)                             50,616         215,550
Clive Peeters Ltd.                                       32,028          41,621
Coca-Cola Amatil Ltd.(a)                                127,145       1,058,344
Cochlear Ltd.                                             8,217         540,399
Commonwealth Bank of Australia                          225,037      11,677,794
Computershare Ltd.                                       54,427         472,161
Consolidated Media Holdings Ltd.(a)                      19,018          70,135
Corporate Express Australia Ltd.(a)                      68,687         379,957
Crane Group Ltd.                                            444           6,674
Crown Ltd.*(a)                                           24,564         290,095
CSL Ltd.                                                 23,721         757,314
CSR Ltd.                                                146,620         399,093
David Jones Ltd.(a)                                     123,508         597,539
Devine Ltd.                                              62,050          76,276
Dominion Mining Ltd.                                     28,546         139,611
Domino's Pizza Enterprises Ltd.                          22,621          65,546
Downer EDI Ltd.                                          53,913         254,680
Energy Developments Ltd.                                 13,476          46,029
Energy Resources of Australia Ltd.                        2,524          43,216
Everest Babcock & Brown Ltd.                             32,991          44,900
Fantastic Holdings Ltd.                                  12,520          49,469
Felix Resources Ltd.                                      9,792          69,213
Fleetwood Corp. Ltd.                                     11,556         107,556
Flight Centre Ltd.                                          730          20,704
Foster's Group Ltd.                                     275,532       1,584,648
Futuris Corp., Ltd.(a)                                  244,557         461,677
GrainCorp Ltd.                                            3,794          32,647
GRD Ltd.                                                 38,734          72,102
Great Southern Plantations Ltd.                          38,289          64,550
GUD Holdings Ltd.(a)                                     11,154          97,350
Gunns Ltd.                                              107,047         342,133
GWA International Ltd.                                   64,413         200,780
Harvey Norman Holdings Ltd.                             107,194         640,028
Healthscope Ltd.(a)                                      22,626         107,678

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Hills Industries Ltd.(a)                                 68,017   $     320,112
Incitec Pivot Ltd.                                        1,683         173,046
Independence Group NL                                     6,821          53,423
Insurance Australia Group Ltd.(a)                       390,036       1,410,981
Iress Market Technology Ltd.(a)                          13,407          94,176
John FairFax Holdings Ltd.(a)                           245,874       1,010,364
Jubilee Mines NL(a)                                       5,638         112,276
Just Group Ltd.                                          33,148         135,341
Leighton Holdings Ltd.(a)                                19,548       1,050,446
Lend Lease Corp. Ltd.                                    63,188         959,843
Lion Nathan Ltd.                                         77,248         651,823
MacArthur Coal Ltd.(a)                                   19,661         169,526
Macmahon Holdings Ltd.                                   25,327          37,138
Macquarie Bank Ltd.(a)                                   29,147       1,950,151
Mariner Financial Ltd.                                  125,184          51,661
Metcash Ltd.                                            100,022         382,036
MFS Ltd.(a)                                              97,401         376,301
Minara Resources Ltd.(a)                                108,849         595,432
Mortgage Choice Ltd.                                     15,909          30,173
National Australia Bank Ltd.                            258,902       8,590,762
Navitas Ltd.                                             62,251         112,052
New Hope Corp. Ltd.(a)                                   91,331         184,444
Nufarm Ltd.(a)                                           30,114         374,678
OneSteel Ltd.(a)                                        115,175         621,946
Orica Ltd.                                               27,408         764,083
Origin Energy Ltd.                                       85,074         661,088
Oxiana Ltd.(a)                                          103,668         316,769
Pacific Brands Ltd.                                     191,824         547,401
Perilya Ltd.                                             63,542         147,294
Perpetual Ltd.(a)                                         6,319         367,526
Port Bouvard Ltd.                                       131,998         226,586
Qantas Airways Ltd.                                     207,363         990,489
QBE Insurance Group Ltd.                                 81,753       2,393,253
Rio Tinto Ltd.(a)                                        24,627       2,896,500
Salmat Ltd.                                              40,589         143,982
Santos Ltd.                                              83,120       1,030,528
Sedgman Ltd.                                              5,958          15,328
Seek Ltd.(a)                                             46,861         329,171
Select Harvests Ltd.                                      3,059          20,118
Servcorp Ltd.                                            15,121          65,057
Seven Network Ltd.(a)                                    43,904         494,595
Sigma Pharmaceuticals Ltd.                              192,975         270,260
Sims Group Ltd.(a)                                       24,410         575,482
Sonic Healthcare Ltd.                                    30,376         445,950
Specialty Fashion Group Ltd.                             57,206          82,628
St.George Bank Ltd.                                      88,949       2,467,232
Straits Resources Ltd.                                   14,599          84,603
STW Communications Group Ltd.                            23,488          48,466
Suncorp-Metway Ltd.                                     177,488       2,636,870
Sunland Group Ltd.                                       27,787         109,549
Symbion Health Ltd.                                     138,361         483,522
TABCORP Holdings Ltd.(a)                                107,334       1,392,935
Tattersall's Ltd.                                        83,915         293,990
Telstra Corp. Ltd.                                    2,304,230       9,488,947
Ten Network Holdings Ltd.(a)                            143,558         345,380
Toll Holdings Ltd.                                       28,845         289,998
Transfield Services Ltd.(a)                              37,961         458,310
Transpacific Industries Group                             4,955          45,335
United Group Ltd.(a)                                     31,230         525,396
Washington H. Soul Pattinson & Co., Ltd.                 50,510         406,249
Wesfarmers Ltd.                                         122,620       4,360,483
West Australian Newspapers Holdings Ltd.(a)              46,255         508,896
Westpac Banking Corp.                                   306,613       7,516,668
WHK Group Ltd.(a)                                       165,502         319,702
Woodside Petroleum Ltd.                                  75,398       3,335,982
Woolworths Ltd.                                         120,831       3,606,191

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
WorleyParsons Ltd.                                        9,264   $     422,981
Zinifex Ltd.                                            157,567       1,715,562
                                                                  -------------
Total Australia                                                     121,085,815
                                                                  -------------
Hong Kong--30.5%
Bank of East Asia Ltd.                                  135,416         926,520
Beijing Enterprises Holdings Ltd.                        28,004         133,063
BOC Hong Kong (Holdings) Ltd.                         1,302,891       3,650,982
Cathay Pacific Airways Ltd.                             309,000         808,423
Cheung Kong (Holdings) Ltd.                             153,015       2,829,759
China Merchants Holdings
  (International) Co., Ltd.                              90,009         559,858
China Mobile Ltd.                                     1,071,113      18,943,043
China Netcom Group Corp. Ltd.                           343,504       1,033,058
China Overseas Land & Investment Ltd.                   172,026         355,639
China Power International Development Ltd.              233,000         109,367
China Resources Enterprise, Ltd.                        108,009         464,039
China Resources Power Holdings Co.                      110,017         380,250
China Travel International Investment
  Hong Kong Ltd.                                        140,052          92,321
China Unicom Ltd.                                       400,047         918,363
Chong Hing Bank Ltd.                                     52,000         123,641
CITIC International Financial Holdings Ltd.             364,039         227,367
CITIC Pacific Ltd.                                      208,026       1,161,866
CLP Holdings Ltd.                                       352,031       2,404,090
CNOOC Ltd.                                            3,580,140       6,097,451
Cross-Harbour Holdings Ltd.                               6,000           6,571
Dah Sing Banking Group Ltd.                              83,204         193,140
Dah Sing Financial Holdings Ltd.                         10,400         102,834
Denway Motors Ltd.                                      520,052         334,145
Fubon Bank (Hong Kong) Ltd.                             256,000         156,934
Guangdong Investment Ltd.                               408,039         232,869
Guangzhou Investment Co., Ltd.                          208,022          61,093
Hang Seng Bank Ltd.                                     258,727       5,338,853
Henderson Investment Ltd.                               189,017          40,967
Hong Kong & China Gas Co., Ltd. (The)                   210,309         644,623
Hong Kong Aircraft Engineering Co., Ltd.                 10,399         283,000
Hong Kong Exchanges and Clearing Ltd.                    75,504       2,141,930
Hongkong & Shanghai Hotels Ltd. (The)                   141,506         248,625
HongKong Electric Holdings Ltd.                         247,025       1,420,867
Hopewell Holdings Ltd.                                   84,006         387,849
Hutchison Whampoa Ltd.                                  238,000       2,699,759
Industrial & Commercial Bank of China Ltd.               19,015          51,211
MTR Corp.(a)                                            388,530       1,430,069
New World Development Ltd.                              208,022         737,657
Next Media Ltd.                                         412,000         146,362
PCCW Ltd.                                               949,054         563,537
Shanghai Industrial Holdings Ltd.                        57,006         248,571
Shaw Brothers (Hong Kong) Ltd.                           78,006         155,064
Shun TAK Holdings Ltd.                                  112,004         176,106
Singamas Container Holdings Ltd.(a)                     214,000          93,039
Sino Land Co. Ltd.                                      330,022       1,172,392
Sun Hung Kai & Co., Ltd.                                 64,000          85,854
Sun Hung Kai Properties Ltd.                            145,000       3,079,488
Television Broadcasts Ltd.                               26,002         156,231
Tianjin Development Holdings Ltd.                        42,000          50,094
Vitasoy International Holdings Ltd.                     268,000         114,110
Wharf (Holdings) Ltd. (The)                             207,017       1,084,547
Wing Hang Bank Ltd.                                      26,002         389,160
Wing Lung Bank Ltd.                                      26,004         318,488
                                                                  -------------
Total Hong Kong                                                      65,565,139
                                                                  -------------
New Zealand--2.7%
Air New Zealand Ltd.                                    115,994         167,815
Auckland International Airport Ltd.                     204,328         457,570
Blue Chip Financial Solutions Ltd.                      155,832          56,100

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Contact Energy Ltd.                                      60,004   $     380,491
Fisher & Paykel Appliances Holdings Ltd.                 57,799         152,564
Fletcher Building Ltd.                                  106,972         946,684
Freightways Ltd.                                         22,249          64,035
Hallenstein Glasson Holdings Ltd.                        15,924          47,792
Infratil Ltd.                                            42,585          91,760
Mainfreight Ltd.                                         11,010          57,022
New Zealand Refining Co., Ltd. (The)                     78,888         488,701
Nuplex Industries Ltd.                                   25,762         136,793
PGG Wrightson Ltd.                                       42,503          72,285
Port of Tauranga Ltd.                                    19,402         102,575
Property for Industry Ltd.                                2,920           3,258
Ryman Healthcare Ltd.                                   125,946         199,659
Sanford Ltd.                                             54,258         169,105
Telecom Corp. of New Zealand Ltd.                       580,008       1,941,601
Tourism Holdings Ltd.                                    23,869          42,798
Turners & Growers                                         8,569          14,507
Vector Ltd.                                             107,703         182,342
                                                                  -------------
Total New Zealand                                                     5,775,457
                                                                  -------------
Singapore--9.5%
Ascott Group Ltd. (The)                                  55,314          46,881
Boustead Singapore Ltd.                                   3,000           5,023
Cerebos Pacific Ltd.                                     26,000          79,114
CH Offshore Ltd.                                         22,000          12,150
China Aviation Oil Singapore Corp. Ltd.                  32,000          46,240
City Developments Ltd.                                   26,000         256,487
ComfortDelgro Corp., Ltd.                               208,000         264,434
Cosco Corp. (Singapore) Ltd.                             54,000         216,833
Creative Technology Ltd.                                  2,550          11,214
DBS Group Holdings Ltd.                                 136,000       1,955,747
FJ Benjamin Holdings Ltd.                                41,000          17,802
Fraser and Neave Ltd.                                   100,070         410,166
GMG Global Ltd.                                         280,000          24,315
Guocoland Ltd.(a)                                        52,000         204,106
Hong Leong Asia Ltd.                                     52,000         134,385
Hotel Plaza Ltd.                                         77,000          93,612
Hotel Properties Ltd.                                    42,000         119,045
Inter-Roller Engineering Ltd.                            27,000          12,098
Jardine Cycle & Carriage Ltd.                            24,250         367,258
Jaya Holdings Ltd.                                      104,000         137,275
Jurong Technologies Industrial Corp., Ltd.               36,000          10,879
Keppel Corp. Ltd.                                        58,000         523,811
Keppel Land Ltd.                                         26,000         131,495
Keppel Telecommunications & Transportation Ltd.          52,000         209,524
Labroy Marine Ltd.                                       66,000         130,216
MobileOne Ltd.                                          136,000         179,513
OSIM International Ltd.                                  20,000           8,337
Oversea-Chinese Banking Corp. Ltd.                      230,000       1,324,603
Parkway Holdings Ltd.                                    78,000         214,582
Petra Foods Ltd.                                         77,720          83,149
Raffles Education Corp., Ltd.                            53,000         111,932
SBS Transit Ltd.                                         39,000          79,384
SembCorp Industries Ltd.                                104,000         419,049
SembCorp Marine Ltd.                                    177,800         499,018
SIA Engineering Co., Ltd.                                76,000         236,007
Singapore Airlines Ltd.                                  98,400       1,188,087
Singapore Airport Terminal Services Ltd.                104,000         201,577
Singapore Exchange Ltd.                                  54,000         503,442
Singapore Petroleum Co., Ltd.                            54,000         283,983
Singapore Post Ltd.                                     286,000         222,529
Singapore Press Holdings Ltd.                           180,000         562,715
Singapore Reinsurance Corp., Ltd.                       917,000         222,967
Singapore Technologies Engineering Ltd.                 182,000         474,139
Singapore Telecommunications Ltd.                     1,774,450       4,930,911

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Pacific ex-Japan Total Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
SMRT Corp. Ltd.                                         213,000   $     248,595
StarHub Ltd.                                            186,080         363,253
Straits Trading Co., Ltd.                                47,000         163,257
Unisteel Technology Ltd.                                 56,250          65,650
United Engineers Ltd.                                    43,000         112,918
United Overseas Bank Ltd.                               131,000       1,811,039
UOB Kay Hian Holdings Ltd.                              103,000         153,128
Venture Corp., Ltd.                                      25,000         222,307
WBL Corp., Ltd.                                          26,000          72,611
Wing Tai Holdings Ltd.                                   52,000          97,537
XP Power Ltd.                                             2,335          13,293
                                                                  -------------
Total Singapore                                                      20,489,622
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $189,139,479)                                                212,916,033
                                                                  =============
SHORT-TERM INVESTMENT--0.4%
MONEY MARKET FUND--0.4%
United States--0.4%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $756,672)                                        756,672         756,672
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--8.9%
MONEY MARKET FUNDS(c) --8.9%
UBS Enhanced Yield Portfolio, 4.87%,                  9,628,573       9,628,573
UBS Private Money Market Fund LLC, 4.78%,             9,596,220       9,596,220
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITES LOANED
(Cost: $19,224,793)(d)                                               19,224,793
                                                                  =============


TOTAL INVESTMENTS IN SECURITIES--108.4%
(Cost: $209,120,944)(e)                                             232,897,498

Liabilities in Excess of Foreign Currency
  and Other Assets--(8.4)%                                          (17,981,158)
                                                                  -------------

NET ASSETS--100.0%                                                $ 214,916,340
                                                                  =============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $17,802,249 and the total market value of the collateral held by the Fund was $19,224,793.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund

Sector Breakdown+ as of 12/31/07*


Financials                                           39.0%
Communications                                       19.9%
Basic Materials                                       8.5%
Industrials                                           8.3%
Consumer Non-Cyclical                                 6.2%
Energy                                                6.1%
Consumer Cyclical                                     4.4%
Diversified                                           3.6%
Utilities                                             2.8%
Technology                                            0.3%
Other                                                 0.9%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
Australia--86.0%
ABB Grain Ltd.                                           32,795   $     243,323
Adelaide Brighton Ltd.(a)                               143,472         438,395
Alesco Corp., Ltd.                                       31,194         281,294
Amcor Ltd.                                              156,852         951,672
AMP Ltd.                                                305,771       2,671,399
APN/UKA European Retail Trust                           101,712          89,308
Austereo Group Ltd.(a)                                  127,424         268,523
Australia & New Zealand Banking Group Ltd.              298,171       7,189,278
AWB Ltd.(a)                                             141,526         364,102
Bank of Queensland Ltd.                                  25,793         403,126
Bendigo Bank Ltd.(a)                                     32,180         417,053
BlueScope Steel Ltd.                                    146,603       1,242,194
Boral Ltd.                                               65,944         354,361
Cardno Ltd.                                               2,886          18,625
Coca-Cola Amatil Ltd.                                   132,835       1,105,707
Coffey International Ltd.                                 8,749          29,960
Commander Communications Ltd.(a)                         72,054          17,398
Commonwealth Bank of Australia                          171,409       8,894,888
Crane Group Ltd.(a)                                      24,155         363,103
CSR Ltd.                                                195,143         531,171
David Jones Ltd.                                        109,216         528,393
Equigold NL                                              37,053         129,162
Everest Babcock & Brown Ltd.                             71,281          97,012
Foster's Group Ltd.                                     331,726       1,907,832
Funtastic Ltd.                                           25,241          14,295
Futuris Corp., Ltd.(a)                                  197,730         373,276
Gloucester Coal Ltd.                                      7,427          43,040
Goodman Fielder Ltd.                                    216,352         359,989
GrainCorp. Ltd.                                          26,742         230,112
Great Southern Plantations Ltd.                         165,022         278,203
GUD Holdings Ltd.                                        40,441         352,962
Gunns Ltd.(a)                                           132,632         423,906
GWA International Ltd.(a)                               107,016         333,577
Hills Industries Ltd.(a)                                 76,115         358,224
Iluka Resources Ltd.(a)                                  72,631         293,359
Insurance Australia Group Ltd.(a)                       415,569       1,503,349
Invocare Ltd.                                            16,481         101,443
John FairFax Holdings Ltd.(a)                           293,322       1,205,341
Jubilee Mines NL                                         12,250         243,949
Just Group Ltd.                                          96,261         393,027
Lion Nathan Ltd.                                        117,973         995,464
MacArthur Coal Ltd.                                      68,752         592,811
MFS Ltd.                                                 88,273         341,036
Minara Resources Ltd.                                   153,386         839,060
Mortgage Choice Ltd.                                     43,953          83,361
National Australia Bank Ltd.                            210,843       6,996,091
Navitas Ltd.(a)                                         183,422         330,160
Pacific Brands Ltd.                                     162,677         464,225
Peet Ltd.                                                67,560         237,284
Perilya Ltd.                                             11,680          27,075
Perpetual Ltd.(a)                                        10,525         612,156
Photon Group Ltd.                                         3,738          20,842
Port Bouvard Ltd.                                       292,689         502,427
Primary Health Care Ltd.                                 40,031         418,276
Ridley Corp., Ltd.(a)                                   100,246         102,104
Salmat Ltd.                                              28,887         102,472
Sedgman Ltd.                                             92,702         238,493
Select Harvests Ltd.                                      5,885          38,703
Service Stream Ltd.                                      22,267          35,584
Sigma Pharmaceuticals Ltd.                              114,358         160,157
Sims Group Ltd.                                          28,812         679,262
Skilled Group Ltd.(a)                                    18,394          88,022
Specialty Fashion Group Ltd.                             32,476          46,908

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Spotless Group Ltd.(a)                                   87,770   $     319,826
St.George Bank Ltd.(a)                                   96,326       2,671,853
STW Communications Group Ltd.(a)                         80,405         165,909
Suncorp-Metway Ltd.                                     196,270       2,915,907
Sunland Group Ltd.(a)                                   115,788         456,488
TABCORP Holdings Ltd.(a)                                130,188       1,689,526
Technology One Ltd.                                      34,596          32,807
Telstra Corp. Ltd.                                    1,900,363       7,825,801
Ten Network Holdings Ltd.                                47,885         115,204
Timbercorp Ltd.(a)                                      199,747         265,713
Treasury Group Ltd.                                       1,680          23,307
UXC Ltd.                                                 24,988          39,603
Wattyl Ltd.                                              29,192          63,311
Wesfarmers Ltd.                                         105,794       3,762,145
West Australian Newspapers Holdings Ltd.(a)              54,380         598,287
Westpac Banking Corp.                                   319,965       7,843,994
Zinifex Ltd.                                            173,492       1,888,950
                                                                  -------------
Total Australia                                                      79,675,935
                                                                  -------------
Hong Kong--6.6%
Hang Seng Bank Ltd.                                     275,500       5,684,966
Next Media Ltd.                                       1,056,000         375,140
Oriental Press Group Ltd.                                 1,146             200
                                                                  -------------
Total Hong Kong                                                       6,060,306
                                                                  -------------
New Zealand--5.3%
Fisher & Paykel Appliances Holdings Ltd.(a)             127,098         335,482
Fisher & Paykel Healthcare Corp.(a)                     150,746         404,863
Fletcher Building Ltd.                                   91,519         809,927
Freightways Ltd.                                         27,944          80,426
New Zealand Refining Co., Ltd. (The)                     90,894         563,077
Nuplex Industries Ltd.                                   17,097          90,783
PGG Wrightson Ltd.                                       22,448          38,177
Sky City Entertainment Group Ltd.                       145,044         513,446
Telecom Corp. of New Zealand Ltd.                       543,723       1,820,136
Vector Ltd.                                             170,057         287,908
                                                                  -------------
Total New Zealand                                                     4,944,225
                                                                  -------------
Singapore--1.5%
Creative Technology Ltd.                                 12,650          55,629
HTL International Holdings Ltd.                          61,000          22,248
Inter-Roller Engineering Ltd.                            46,000          20,612
Jaya Holdings Ltd.                                      299,000         394,665
Jurong Technologies Industrial Corp., Ltd.               72,000          21,758
MobileOne Ltd.                                          270,100         356,518
Robinson & Co., Ltd.                                      5,510          16,843
SMRT Corp. Ltd.                                             436             509
StarHub Ltd.                                                790           1,542
UOB-Kay Hian Holdings Ltd.                              333,000         495,064
                                                                  -------------
Total Singapore                                                       1,385,388
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $86,020,697)                                                  92,065,854
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Pacific ex-Japan High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--4.5%
MONEY MARKET FUND--4.5%
United States--4.5%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $4,194,340)                                    4,194,340   $   4,194,340
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--13.9%
MONEY MARKET FUNDS(c)--13.9%
UBS Enhanced Yield Portfolio, 4.87%                   3,684,271       3,684,271
UBS Private Money Market Fund LLC, 4.78%              9,199,545       9,199,545
                                                                  -------------

TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED
(Cost: $12,883,816)(d)                                               12,883,816
                                                                  =============



TOTAL INVESTMENTS IN SECURITIES--117.8%
(Cost: $103,098,853)(e)                                             109,144,010

Liabilities in Excess of Foreign Currency
  and Other Assets--(17.8)%                                         (16,533,528)
                                                                  -------------

NET ASSETS--100.0%                                                $  92,610,482
                                                                  =============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $12,224,702 and the total market value of the collateral held by the Fund was $12,883,816.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Sector Breakdown+ as of 12/31/07*


Financials                                           53.9%
Communications                                       13.8%
Industrials                                          10.9%
Consumer Non-Cyclical                                 7.9%
Basic Materials                                       6.0%
Consumer Cyclical                                     5.0%
Energy                                                1.3%
Utilities                                             0.3%
Technology                                            0.3%
Other                                                 0.6%


+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree International LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Australia--7.3%
AMP Ltd.                                                 40,706   $     355,632
Australia & New Zealand Banking Group Ltd.               59,994       1,446,531
BHP Billiton Ltd.                                        34,495       1,215,773
Commonwealth Bank of Australia                           39,762       2,063,360
Macquarie Group Ltd.(a)                                   5,687         380,503
National Australia Bank Ltd.                             46,558       1,544,865
QBE Insurance Group Ltd.                                 14,328         419,441
Raiffeisen International Bank Holding AG                    336          50,893
Rio Tinto Ltd.(a)                                         4,095         481,633
St.George Bank Ltd.(a)                                   11,285         313,019
Suncorp-Metway Ltd.                                      29,559         439,147
Telstra Corp. Ltd.                                      367,396       1,512,957
Wesfarmers Ltd.                                             439          15,611
Westpac Banking Corp.                                    52,210       1,279,937
Woodside Petroleum Ltd.                                   9,589         424,265
Woolworths Ltd.                                          21,650         646,143
                                                                  -------------
Total Australia                                                      12,589,710
                                                                  -------------
Austria--0.3%
Bank Austria Creditanstalt AG                             1,715         353,796
OMV AG                                                    1,797         145,605
                                                                  -------------
Total Austria                                                           499,401
                                                                  -------------
Belgium--1.3%
Belgacom S.A.                                            10,164         501,386
Dexia N.V.                                               29,016         730,946
InBev N.V.                                                3,624         302,013
KBC Groep N.V.                                            5,065         712,388
                                                                  -------------
Total Belgium                                                         2,246,733
                                                                  -------------
Denmark--0.3%
Novo-Nordisk A/S Class B                                  7,260         476,878
                                                                  -------------

Finland--1.6%
Fortum Oyj                                               18,872         850,104
Nokia Oyj                                                46,750       1,812,665
Sampo Oyj Class A                                         3,611          95,453
                                                                  -------------
Total Finland                                                         2,758,222
                                                                  -------------
France--15.3%
Accor S.A.                                                3,328         266,154
Air France-KLM                                            3,938         138,469
AXA S.A.                                                 53,120       2,127,220
BNP Paribas                                              16,809       1,824,001
Bouygues S.A.                                             4,369         364,099
Carrefour S.A.                                           10,530         820,420
Christian Dior S.A.                                       1,691         222,262
Cie de Saint-Gobain S.A.                                  5,090         479,924
CNP Assurances S.A.                                       1,866         242,781
Credit Agricole S.A.                                     38,570       1,300,947
Electricite de France                                     9,573       1,140,411
Gaz de France                                             8,810         515,227
Groupe Danone                                             6,671         598,855
Hermes International                                        172          21,737

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Lafarge S.A.                                              2,790   $     507,850
L'Air Liquide S.A.                                        3,675         546,921
L'Oreal S.A.                                              6,492         929,990
LVMH Moet Hennessy Louis Vuitton S.A.                     5,051         610,577
Natixis                                                  44,672         858,209
Peugeot S.A.                                              4,290         325,213
PPR S.A.                                                  2,483         399,330
Renault S.A.                                              5,785         820,507
Sanofi-Aventis                                           12,497       1,150,723
Schneider Electric S.A.                                   4,065         550,819
Societe Generale                                          7,490       1,083,358
Suez S.A.                                                27,847       1,896,038
TOTAL S.A.                                               51,200       4,254,122
Vallourec                                                   388         105,031
Veolia Environnement S.A.                                 3,845         351,068
VINCI S.A.                                                7,598         562,654
Vivendi S.A.                                             28,785       1,320,631
                                                                  -------------
Total France                                                         26,335,548
                                                                  -------------
Germany--9.1%
Allianz SE                                                5,077       1,098,208
BASF AG                                                   7,462       1,106,365
Bayer AG                                                  8,602         786,412
Bayer Schering Pharma AG                                  2,027         310,286
Bayerische Motoren Werke AG                               3,819         236,464
Commerzbank AG                                            6,005         230,553
DaimlerChrysler AG                                       12,620       1,226,997
Deutsche Bank AG                                          6,672         872,079
Deutsche Boerse AG                                        1,941         385,237
Deutsche Post AG                                         18,995         652,911
Deutsche Telekom AG                                     116,654       2,561,721
E.ON AG                                                  10,562       2,248,226
Muenchener Rueckversicherungs-
  Gesellshaft AG                                          3,301         641,599
RWE AG                                                    6,728         944,321
SAP AG                                                    4,300         223,371
Siemens AG                                                8,156       1,298,098
ThyssenKrupp AG                                           6,504         364,677
Volkswagen AG                                             1,676         382,507
                                                                  -------------
Total Germany                                                        15,570,032
                                                                  -------------
Hong Kong--4.6%
BOC Hong Kong (Holdings) Ltd.                           225,471         631,818
Cheung Kong (Holdings) Ltd.                              23,786         439,883
China Mobile Ltd.                                       181,919       3,217,307
China Netcom Group Corp. (Hong Kong) Ltd.                 4,000          12,030
China Unicom Ltd.                                        96,110         220,634
CLP Holdings Ltd.                                        51,110         349,040
CNOOC Ltd.                                              501,529         854,170
Hang Seng Bank Ltd.                                      47,595         982,127
Hong Kong & China Gas Co., Ltd. (The)                       657           2,014
Hutchison Whampoa Ltd.                                   50,110         568,424
MTR Corp.                                                   110             405
Sun Hung Kai Properties Ltd.                             27,442         582,809
                                                                  -------------
Total Hong Kong                                                       7,860,661
                                                                  -------------
Italy--8.2%
Assicurazioni Generali SpA                               12,409         562,420
Atlantia SpA                                              3,624         137,389
Banca Intesa SpA                                        343,589       2,717,683
Banca Monte dei Paschi di Siena S.p.A(a)                 56,865         306,161

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Enel SpA                                                225,192   $   2,678,384
Eni SpA                                                 101,727       3,725,686
Luxottica Group SpA                                       2,353          74,790
Mediobanca SpA                                           26,619         549,527
Telecom Italia SpA                                      426,664       1,325,584
UniCredito Italiano SpA                                 204,207       1,695,826
Unione di Banche Italiane SCPA                           14,362         394,972
                                                                  -------------
Total Italy                                                          14,168,422
                                                                  -------------
Japan--5.8%
AEON Co., Ltd.                                           18,700         274,185
Asahi Glass Co., Ltd.                                     2,000          26,836
Astellas Pharma, Inc.                                     4,900         213,606
Bridgestone Corp.                                         8,900         158,378
Canon, Inc.                                               8,200         381,685
Daiichi Sankyo Co., Ltd.                                  7,300         224,786
DENSO CORP.                                               7,700         315,678
Eisai Co., Ltd.                                           4,500         177,237
Fanuc Ltd.                                                2,300         223,999
Fuji Photo Film Co., Ltd.                                 2,500         105,850
Fujitsu Ltd.                                             25,000         168,509
Hitachi Ltd.                                             25,000         186,412
Hoya Corp.                                                2,300          73,294
Japan Tobacco, Inc.                                          29         173,406
JFE Holdings, Inc.                                        3,600         182,393
Kao Corp.                                                 4,000         120,306
KDDI Corp.                                                   56         417,061
Komatsu Ltd.                                              7,700         209,533
Mitsubishi Corp.                                          8,100         221,868
Mitsubishi Electric Corp.                                23,000         240,469
Mitsubishi Estate Co., Ltd.                               3,220          77,679
Mitsubishi Heavy Industries Ltd.                         14,000          60,278
Mitsui & Co., Ltd.                                        7,000         148,190
Mitsui Fudosan Co., Ltd.                                  1,220          26,537
Mitsui O.S.K. Lines Ltd.                                  4,000          51,059
Mitsui Sumitomo Insurance Co., Ltd.                      26,000         253,216
Mizuho Financial Group, Inc.                                 49         234,221
Nippon Steel Corp.                                       70,000         433,603
Nippon Telegraph & Telephone Corp.                          165         825,628
Ricoh Co., Ltd.                                           5,000          92,423
Seven & I Holdings Co., Ltd.                             12,500         364,767
SOFTBANK CORP.                                            9,400         194,370
Sumitomo Corp.                                           10,000         142,058
Sumitomo Metal Industries Ltd.                           45,000         209,059
Sumitomo Mitsui Financial Group, Inc.                         1           7,492
Sumitomo Realty & Development Co., Ltd.                   2,220          54,946
Suzuki Motor Corp.                                        2,600          78,432
Takeda Pharmaceutical Co., Ltd.                          10,100         593,985
Toshiba Corp.                                            25,000         187,307
Toyota Motor Corp.                                       32,200       1,740,931
Yahoo Japan Corp.                                           252         112,787
                                                                  -------------
Total Japan                                                           9,984,459
                                                                  -------------
Netherlands--4.1%
ABN AMRO Holding N.V.                                    15,798         855,761
AEGON N.V.                                               38,045         672,491
Akzo Nobel N.V.                                           3,774         302,319
European Aeronautic Defence &
  Space Co. EADS N.V.                                    11,914         380,254
Heineken N.V.                                             1,215          78,552
ING Groep N.V.                                           40,135       1,569,674
Koninklijke Philips Electronics N.V.                     11,225         484,468
Reed Elsevier N.V.                                        6,742         134,550

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Royal KPN N.V.                                           50,677   $     921,708
TNT N.V.                                                  4,867         201,021
Unilever N.V.                                            12,222         446,908
Unilever N.V. CVA                                        28,191       1,036,599
                                                                  -------------
Total Netherlands                                                     7,084,305
                                                                  -------------
Norway--1.0%
DnB NOR ASA                                              33,957         519,062
Norsk Hydro ASA                                          15,026         214,742
Statoil ASA                                              32,795       1,020,720
                                                                  -------------
Total Norway                                                          1,754,524
                                                                  -------------
Portugal--0.3%
Banco Comercial Portugues, S.A. Class R                  16,245          69,353
EDP - Energias de Portugal, S.A.                          2,977          19,456
Portugal Telecom, SGPS, S.A.                             26,901         351,222
                                                                  -------------
Total Portugal                                                          440,031
                                                                  -------------
Singapore--1.1%
DBS Group Holdings Ltd.                                  27,000         388,273
Oversea-Chinese Banking Corp. Ltd.                       97,000         558,637
Singapore Telecommunications Ltd.                       225,500         626,628
United Overseas Bank Ltd.                                26,000         359,443
                                                                  -------------
Total Singapore                                                       1,932,981
                                                                  -------------
Spain--8.4%
Abertis Infraestructuras S.A.                             6,753         217,606
ACS, Actividades Construccion y Servicios, S.A.           2,313         137,467
Altadis, S.A.                                             3,228         234,606
Banco Bilbao Vizcaya Argentaria, Chile, S.A.             62,516       1,531,890
Banco de Sabadell S.A.(a)                                31,801         344,525
Banco Espanol de Credito, S.A.                           25,736         500,820
Banco Popular Espanol, S.A.(a)                           19,744         337,741
Banco Santander Central Hispano, S.A.                   163,285       3,530,829
Cia Espanola De Petroleos, S.A.(a)                        2,904         301,451
Endesa S.A.                                              19,463       1,034,371
Gas Natural SDG, S.A.                                     6,778         396,589
IBERDROLA, S.A.                                          81,764       1,243,248
Inditex S.A.                                              2,759         169,500
Repsol YPF, S.A.                                         15,402         549,001
Telefonica, S.A.                                        107,809       3,502,365
Union Fenosa, S.A.                                        5,080         343,063
                                                                  -------------
Total Spain                                                          14,375,072
                                                                  -------------
Sweden--2.2%
AB Volvo Class B                                         30,750         516,211
Atlas Copco AB Class A                                   29,620         442,247
H&M Hennes & Mauritz AB Class B                          12,521         762,318
Nordea Bank AB                                           50,110         837,338
Sandvik AB                                               10,200         175,571
Svenska Handelsbanken AB Class A                         13,221         423,435
TeliaSonera AB                                           62,631         586,269
                                                                  -------------
Total Sweden                                                          3,743,389
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Switzerland--4.2%
Adecco S.A.                                               1,147   $      62,053
Credit Suisse Group                                      16,531         994,357
Holcim Ltd.                                                 106          11,357
Nestle S.A.                                               3,894       1,788,526
Novartis AG                                              26,180       1,436,009
Roche Holding AG                                          4,545         785,233
Swiss Reinsurance Co.                                     5,022         356,861
Swisscom AG                                                 617         240,882
UBS AG                                                   24,802       1,147,926
Zurich Financial Services AG                              1,473         432,604
                                                                  -------------
Total Switzerland                                                     7,255,808
                                                                  -------------
United Kingdom--24.6%
Anglo American PLC                                       15,806         969,074
AstraZeneca PLC                                          29,697       1,279,246
BAE SYSTEMS PLC                                          43,394         430,173
Barclays PLC                                            146,448       1,469,258
BHP Billiton PLC                                         18,518         569,886
BP PLC                                                  324,405       3,971,428
British American Tobacco PLC                             38,546       1,507,738
British Sky Broadcasting PLC                             19,045         234,669
BT Group PLC                                            210,150       1,140,981
Cadbury Schweppes PLC                                    27,209         336,348
Centrica PLC                                             65,623         468,632
Compass Group PLC                                         4,911          30,158
Diageo PLC                                               51,106       1,098,702
GlaxoSmithKline PLC                                      95,785       2,438,665
HBOS PLC                                                 97,613       1,428,167
HSBC Holdings PLC                                       246,607       4,133,343
Imperial Tobacco Group PLC                                9,118         492,236
Lloyds TSB Group PLC                                    199,689       1,876,205
Man Group PLC                                            13,070         148,038
Marks & Spencer Group PLC                                28,911         322,281
National Grid PLC                                        63,044       1,046,632
Old Mutual PLC                                          210,567         702,503
Pearson PLC                                              20,017         291,672
Prudential PLC                                           33,962         481,346
Reed Elsevier PLC                                        18,589         251,437
Rio Tinto PLC                                             7,614         805,867
Royal Bank of Scotland Group (The) PLC                  215,310       1,902,967
Royal Dutch Shell PLC Class A                            70,164       2,948,402
Royal Dutch Shell PLC Class B                            46,655       1,941,014
SABMiller PLC                                            15,750         443,944
Scottish & Southern Energy PLC                           12,023         392,022
Shire PLC                                                 1,145          26,188
Standard Chartered PLC                                   17,756         651,764
Tesco PLC                                                97,201         923,423
Unilever PLC                                             25,207         948,347
Vodafone Group PLC                                    1,015,996       3,798,145
WPP Group PLC                                            14,998         193,162
Xstrata PLC                                               2,854         201,682
                                                                  -------------
Total United Kingdom                                                 42,295,745
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $155,424,250)                                                171,371,921
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International LargeCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--1.0%
MONEY MARKET FUND--1.0%
United States--1.0%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $1,673,373)                                    1,673,373   $   1,673,373
                                                                  =============
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--1.0%
MONEY MARKET FUNDS(c)--1.0%
UBS Enhanced Yield Portfolio, 4.87%                     936,751         936,751
UBS Private Money Market Fund LLC, 4.78%                821,194         821,194
                                                                  -------------

TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED
(Cost: $1,757,945)(d)                                                 1,757,945
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--101.7%
(Cost: $158,855,568)(e)                                             174,803,239

Liabilities in Excess of Foreign Currency
  and Other Assets--(1.7)%                                           (2,999,589)
                                                                  -------------

NET ASSETS--100.0%                                                $ 171,803,650
                                                                  =============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $1,680,193 and the total market value of the collateral held by the Fund was $1,757,945.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund

Sector Breakdown+ as of 12/31/07*


Financials                                           34.1%
Communications                                       15.3%
Consumer Non-Cyclical                                13.2%
Energy                                               11.7%
Utilities                                             9.3%
Industrials                                           5.2%
Consumer Cyclical                                     5.0%
Basic Materials                                       4.8%
Diversified                                           0.7%
Technology                                            0.5%
Other                                                 0.2%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree International Dividend Top 100 Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Australia--17.1%
AMP Ltd.                                                783,778   $   6,847,555
Australia & New Zealand Banking Group Ltd.              289,421       6,978,305
Commonwealth Bank of Australia                          173,257       8,990,785
Macquarie Bank Ltd.(a)                                   67,419       4,510,832
National Australia Bank Ltd.                            165,338       5,486,166
QBE Insurance Group Ltd.                                183,251       5,364,525
St.George Bank Ltd.                                     253,693       7,036,837
Suncorp-Metway Ltd.                                     463,700       6,889,010
Telstra Corp. Ltd.                                    2,437,741      10,038,752
Wesfarmers Ltd.                                          18,638         662,787
Westpac Banking Corp.                                   327,461       8,027,760
Woodside Petroleum Ltd.                                 143,936       6,368,441
Woolworths Ltd.                                         195,392       5,831,460
                                                                  -------------
Total Australia                                                      83,033,215
                                                                  -------------
Belgium--2.8%
Belgacom S.A.                                           154,234       7,608,298
Dexia N.V.                                              165,009       4,156,763
KBC Groep N.V.                                           14,361       2,019,864
                                                                  -------------
Total Belgium                                                        13,784,925
                                                                  -------------
Denmark--0.9%
Danske Bank A/S                                         115,789       4,535,025
                                                                  -------------

Finland--2.3%
Fortum Oyj                                              120,464       5,426,394
Sampo Oyj Class A                                       213,199       5,635,674
                                                                  -------------
Total Finland                                                        11,062,068
                                                                  -------------
France--13.3%
AXA S.A.                                                114,407       4,581,492
BNP Paribas                                              52,605       5,708,346
Credit Agricole S.A.                                    175,460       5,918,178
Gaz de France                                            97,361       5,693,867
L'Air Liquide S.A.                                       20,826       3,099,369
Natixis                                                 191,853       3,685,753
Peugeot S.A.                                             51,961       3,939,024
Renault S.A.                                             25,817       3,661,715
Schneider Electric S.A.                                  39,838       5,398,161
Societe Generale                                         22,947       3,319,069
Suez S.A.                                                79,464       5,410,520
TOTAL S.A.                                               66,727       5,544,234
VINCI S.A.                                               11,427         846,202
Vivendi S.A.                                            175,939       8,071,930
                                                                  -------------
Total France                                                         64,877,860
                                                                  -------------
Germany--6.9%
BASF AG                                                  37,718       5,592,317
Bayer Schering Pharma AG(a)                              32,812       5,022,752
Deutsche Bank AG                                          9,356       1,222,897
Deutsche Post AG                                         42,491       1,460,535

                      See Notes to Schedule of Investments.

WisdomTree International Dividend Top 100 Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Deutsche Telekom AG                                     374,211   $   8,217,672
Muenchener Rueckversicherungs-Gesellshaft AG             27,210       5,288,671
RWE AG                                                   48,132       6,755,655
                                                                  -------------
Total Germany                                                        33,560,499
                                                                  -------------
Hong Kong--5.3%
BOC Hong Kong (Holdings) Ltd.                         2,497,132       6,997,504
CLP Holdings Ltd.                                       785,053       5,361,284
CNOOC Ltd.                                            3,733,000       6,357,791
Hang Seng Bank Ltd.                                     345,316       7,125,624
                                                                  -------------
Total Hong Kong                                                      25,842,203
                                                                  -------------
Ireland--1.1%
Allied Irish Banks PLC                                  177,865       4,075,206
Bank of Ireland                                          93,753       1,392,647
                                                                  -------------
Total Ireland                                                         5,467,853
                                                                  -------------
Italy--9.1%
Banca Intesa SpA                                      1,337,576      10,579,813
Banca Monte dei Paschi di Siena SpA(a)                  809,222       4,356,851
Enel SpA                                                758,617       9,022,822
Eni SpA                                                 178,115       6,523,348
Mediobanca SpA                                          233,010       4,810,293
Telecom Italia SpA                                    2,722,715       8,459,086
Unione di Banche Italiane SCPA                           14,792         406,797
                                                                  -------------
Total Italy                                                          44,159,010
                                                                  -------------
Netherlands--3.7%
ABN AMRO Holding N.V.                                    32,676       1,770,025
AEGON N.V.                                              235,752       4,167,197
ING Groep N.V.                                          137,209       5,366,223
Royal KPN N.V.                                          305,543       5,557,187
Unilever N.V.                                            36,274       1,326,391
                                                                  -------------
Total Netherlands                                                    18,187,023
                                                                  -------------
Norway--1.5%
DnB NOR ASA                                             468,316       7,158,619
                                                                  -------------

Portugal--1.1%
Portugal Telecom, SGPS, S.A.                            418,951       5,469,870
                                                                  -------------

Singapore--2.0%
DBS Group Holdings Ltd.                                 262,000       3,767,689
Singapore Telecommunications Ltd.                     2,094,500       5,820,279
                                                                  -------------
Total Singapore                                                       9,587,968
                                                                  -------------
Spain--4.0%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.            169,643       4,156,926
Banco Santander Central Hispano, S.A.                   224,523       4,855,023

                      See Notes to Schedule of Investments.

WisdomTree International Dividend Top 100 Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Endesa S.A.                                              80,555   $   4,281,138
Telefonica, S.A.                                        196,335       6,378,288
                                                                  -------------
Total Spain                                                          19,671,375
                                                                  -------------
Sweden--4.8%
AB Volvo Class B                                        221,715       3,722,007
Nordea Bank AB                                          319,811       5,344,038
Svenska Handelsbanken AB Class A                        174,884       5,601,094
Swedbank AB Class A                                     134,700       3,813,916
TeliaSonera AB                                          501,500       4,694,385
                                                                  -------------
Total Sweden                                                         23,175,440
                                                                  -------------
Switzerland--2.2%
Swiss Reinsurance Co.                                     3,262         231,796
Swisscom AG                                              13,662       5,333,749
Zurich Financial Services AG                             17,877       5,250,278
                                                                  -------------
Total Switzerland                                                    10,815,823
                                                                  -------------
United Kingdom--21.6%
AstraZeneca PLC                                          97,324       4,192,386
Aviva PLC                                               292,072       3,912,813
Barclays PLC                                            359,404       3,605,766
BP PLC                                                  347,264       4,251,273
British American Tobacco PLC                            138,485       5,416,882
BT Group PLC                                            892,892       4,847,834
Centrica PLC                                            549,931       3,927,211
Compass Group PLC                                       543,102       3,335,191
Diageo PLC                                              185,614       3,990,420
GlaxoSmithKline PLC                                     161,527       4,112,442
HBOS PLC                                                236,668       3,462,669
HSBC Holdings PLC                                       297,886       4,992,824
Imperial Tobacco Group PLC                              107,322       5,793,787
Legal & General Group PLC                             1,637,854       4,257,969
Lloyds TSB Group PLC                                    821,471       7,718,241
National Grid PLC                                       217,317       3,607,811
Old Mutual PLC                                        1,639,454       5,469,622
Pearson PLC                                              59,901         872,829
Royal Bank of Scotland Group (The) PLC                  552,011       4,878,820
Royal Dutch Shell PLC Class A                           135,628       5,699,302
Scottish & Southern Energy PLC                          156,574       5,105,257
Unilever PLC                                            155,159       5,837,445
Vodafone Group PLC                                    1,495,250       5,589,764
                                                                  -------------
Total United Kingdom                                                104,878,558
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $459,911,748)                                                485,267,334
                                                                  -------------
SHORT-TERM INVESTMENT--0.1%
MONEY MARKET FUNDS - 0.1%
United States--0.1%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $579,512)                                        579,512         579,512
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Dividend Top 100 Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--3.1%
MONEY MARKET FUNDS(c) --3.1%
AIM Prime Portfolio, 4.87%                                  359   $         359
UBS Enhanced Yield Portfolio, 4.87%                   4,647,704       4,647,704
UBS Private Money Market Fund LLC, 4.78%             10,363,516      10,363,516
                                                                  -------------

TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED
(Cost: $15,011,579)(d)                                               15,011,579
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--102.9%
(Cost: $475,502,839)(e)                                             500,858,425

Liabilities in Excess of Cash, Foreign
  Currency and Other Assets--(2.9)%                                 (14,007,676)
                                                                  -------------

NET ASSETS--100.0%                                                $ 486,850,749
                                                                  =============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $12,890,360 and the total market value of the collateral held by the Fund was $15,011,579.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Dividend Top 100 Fund

Sector Breakdown+ as of 12/31/07*


Financials                                           48.4%
Communications                                       17.9%
Utilities                                            11.2%
Consumer Non-Cyclical                                 8.5%
Energy                                                7.1%
Industrials                                           2.5%
Consumer Cyclical                                     2.3%
Basic Materials                                       1.8%
Other                                                 0.3%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree International MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
Australia--13.4%
Alumina Ltd.                                            114,472   $     640,263
Amcor Ltd.(a)                                           119,219         723,341
Aristocrat Leisure Ltd.                                  50,669         500,512
Australian Stock Exchange Ltd.(a)                        23,935       1,271,476
AXA Asia Pacific Holdings Ltd.                          114,195         739,985
Billabong International Ltd.(a)                          20,874         271,627
BlueScope Steel Ltd.                                    200,944       1,702,635
Boral Ltd.                                              119,948         644,561
Caltex Australia Ltd.(a)                                 38,361         652,437
Coca-Cola Amatil Ltd.(a)                                120,776       1,005,329
Computershare Ltd.(a)                                    81,914         710,616
Consolidated Media Holdings Ltd.(a)                      30,951         114,141
Crown Ltd.*(a)                                           33,953         400,977
CSL Ltd.                                                 30,875         985,712
Foster's Group Ltd.                                     301,690       1,735,089
Goodman Fielder Ltd.                                     78,047         129,863
Harvey Norman Holdings Ltd.                             167,805       1,001,920
Incitec Pivot Ltd.                                          440          45,241
Insurance Australia Group Ltd.(a)                       384,146       1,389,673
John FairFax Holdings Ltd.(a)                           177,182         728,090
Leighton Holdings Ltd.                                   22,829       1,226,754
Lend Lease Corp. Ltd.                                    70,903       1,077,036
Lion Nathan Ltd.                                         87,455         737,951
Metcash Ltd.(a)                                          38,515         147,109
Minara Resources Ltd.                                    92,858         507,957
Newcrest Mining Ltd.                                     15,948         463,504
OneSteel Ltd.                                            17,197          92,864
Orica Ltd.                                               30,943         862,632
Origin Energy Ltd.                                       98,000         761,533
Oxiana Ltd.(a)                                           87,044         265,973
Perpetual Ltd.                                            1,239          72,063
Qantas Airways Ltd.                                     332,692       1,589,135
Santos Ltd.                                              70,349         872,192
Sims Group Ltd.                                           9,880         232,927
Sonic Healthcare Ltd.                                    22,782         334,463
TABCORP Holdings Ltd.(a)                                102,005       1,323,779
Tatts Group Ltd.                                         82,361         288,545
Toll Holdings Ltd.                                       35,969         361,621
Wesfarmers Ltd.                                          87,945       3,127,414
WorleyParsons Ltd.                                        3,322         151,678
Zinifex Ltd.                                            159,693       1,738,708
                                                                  -------------
Total Australia                                                      31,629,326
                                                                  -------------
Austria--0.7%
Andritz AG                                                   88           5,333
BOEHLER-UDDEHOLM AG                                       3,352         338,008
Verbund - Oesterreichische
  Elektrizitatswirtschafts AG Class A                     4,516         316,133
voestalpine AG                                            5,766         416,873
Wiener Staedtische AG                                     2,965         238,424
Wienerberger AG                                           5,977         331,458
                                                                  -------------
Total Austria                                                         1,646,229
                                                                  -------------
Belgium--2.2%
AGFA-Gevaert N.V.                                         7,993         122,588
Bekaert S.A.                                              1,260         169,481
Compagnie Maritime Belge S.A.                             5,906         511,616
Delhaize Group                                            8,833         777,440
Groep Colruyt S.A.                                        1,848         435,082
KBC Ancora                                                6,276         711,127

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Mobistar S.A.                                             7,994   $     727,555
Solvay S.A.                                               6,926         969,074
UCB S.A.                                                  9,253         419,649
Umicore                                                   1,050         260,976
                                                                  -------------
Total Belgium                                                         5,104,588
                                                                  -------------
Denmark--1.6%
A/S Dampskibsselskabat Torm                                 500          17,549
Carlsberg A/S Class B                                     1,650         199,616
Coloplast A/S Class B                                     1,500         130,146
D/S Norden                                                2,025         223,939
Danisco A/S                                               3,850         272,894
H. Lundbeck A/S                                          10,500         284,115
Novozymes A/S Class B                                     1,650         188,292
Sydbank A/S                                               3,250         139,717
TrygVesta A/S                                            15,550       1,183,008
Wacker Chemie AG                                          3,717       1,074,389
                                                                  -------------
Total Denmark                                                         3,713,665
                                                                  -------------
Finland--3.7%
Elisa Oyj                                                14,719         451,918
Kemira Oyj                                                4,496          94,657
Kesko Oyj Class B                                         2,861         157,780
Kone Oyj Class B                                          4,033         282,617
Metso Oyj                                                15,836         864,303
Neste Oil Oyj                                            33,042       1,165,698
Nokian Renkaat Oyj                                        4,204         147,822
OKO Bank PLC Class A                                     26,171         500,102
Outokumpu Oyj                                            14,367         445,522
Ramirent Oyj                                              5,386          88,432
Rautaruukki Oyj                                          21,990         953,262
Sanoma-WSOY Oyj                                          18,569         532,931
Stora Enso Oyj Class R                                   69,023       1,033,371
UPM-Kymmene Oyj                                          48,142         972,735
Uponor Oyj                                                8,649         217,752
Wartsila Oyj Class B                                      6,909         526,177
YIT Oyj                                                   9,547         209,233
                                                                  -------------
Total Finland                                                         8,644,312
                                                                  -------------
France--8.5%
Capgemini S.A.                                            6,144         386,262
Casino Guichard Perrachon S.A.                           12,747       1,386,388
Cie Generale d'Optique Essilor
  International S.A.                                      8,268         527,651
Ciments Francais                                          2,054         353,489
Clarins                                                   4,841         403,788
EIFFAGE                                                   5,284         520,388
Etablissements Maurel et Prom                            13,956         291,987
Euler Hermes S.A.                                         3,107         385,075
Fimalac                                                     355          24,394
Iliad S.A.                                                  337          36,264
Imerys S.A.                                               5,469         449,692
Ipsen                                                     9,510         573,544
Klepierre                                                19,134         978,281
Lagardere SCA                                             6,700         502,423
Legrand S.A.                                             20,564         702,032
M6, Metropole Television                                 34,955         919,907
Neopost S.A.                                              3,837         395,441
Nexity                                                    2,348         107,450
PagesJaunes S.A.                                         80,482       1,613,239
Publicis Groupe S.A.                                     18,324         717,453
Rallye S.A.                                               2,363         167,559

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Remy Cointreau S.A.                                       5,575   $     397,521
Safran S.A.                                               8,078         165,701
SCOR SE                                                  10,477         268,063
Societe BIC S.A.                                          8,409         602,425
Societe Des Autoroutes Paris-Rhin-Rhone                  19,895       1,948,861
Societe Immobiliere de Location pour
  l'Industrie et le Commerce*                             1,369         200,735
Societe Television Francaise 1                           24,784         663,109
Sodexho Alliance S.A.                                    17,649       1,083,756
Technip S.A.                                              7,696         613,231
Thales S.A.                                              14,632         871,753
Thomson                                                  35,809         509,410
Valeo S.A.                                               11,816         487,172
Wendel Investissement                                     2,860         413,714
Zodiac SA                                                 5,560         355,562
                                                                  -------------
Total France                                                         20,023,720
                                                                  -------------
Germany--3.8%
ALTANA AG                                                19,529         475,397
AMB Generali Holding AG                                   2,682         418,590
Bilfinger Berger AG                                       1,105          83,945
Celesio AG                                                7,623         473,671
Deutsche Lufthansa AG                                    54,915       1,462,857
Fraport AG Frankfurt Airport Services
  Worldwide                                               5,004         394,118
Fresenius AG                                              3,060         250,537
Hannover Rueckversicheru AG                              15,847         730,985
Heidelberger Druckmaschinen AG                            3,873         130,238
Henkel KGaA                                              10,058         513,950
Hochtief AG                                               3,212         432,042
Hypo Real Estate Holding AG                              16,752         884,171
K+S AG                                                    2,860         680,533
Merck KGaA                                                1,743         225,020
Rheinmetall AG                                            2,439         193,916
Salzgitter AG                                             2,089         311,683
Solarworld AG                                               273          16,664
Stada Arzneimittel AG                                     3,600         221,325
Sudzucker AG                                             32,266         763,755
United Internet AG                                       12,132         295,331
Wincor Nixdorf AG                                           129          12,259
                                                                  -------------
Total Germany                                                         8,970,987
                                                                  -------------
Hong Kong--7.0%
Bank of East Asia Ltd.                                  182,567       1,249,128
Cathay Pacific Airways Ltd.                             456,000       1,193,014
China Merchants Holdings
  (International) Co., Ltd.                             130,321         810,599
China Overseas Land & Investment Ltd.                   200,636         414,786
China Resources Enterprise, Ltd.                        130,162         559,216
China Resources Power Holdings Co., Ltd.                 66,321         229,224
CITIC Pacific Ltd.                                      278,562       1,555,824
Denway Motors Ltd.                                      229,129         147,220
Guangdong Investment Ltd.                               164,808          94,056
Henderson Investment Ltd.                                70,348          15,247
Hong Kong & China Gas Co., Ltd. (The)                   226,000         692,718
Hong Kong Exchanges and Clearing Ltd.                    83,162       2,359,174
HongKong Electric Holdings Ltd.                         350,020       2,013,286
Hopewell Holdings Ltd.                                  110,162         508,610
MTR Corp.(a)                                            170,000         625,721
New World Development Co., Ltd.                         210,542         746,593
PCCW Ltd.                                               562,202         333,829
Shanghai Industrial Holdings Ltd.                        10,000          43,604
Sino Land Co. Ltd.                                      371,820       1,320,877
Television Broadcasts Ltd.                               35,084         210,799
Wharf (Holdings) Ltd. (The)                             172,218         902,237

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Wing Hang Bank Ltd.                                      31,037   $     464,516
                                                                  -------------
Total Hong Kong                                                      16,490,278
                                                                  -------------
Ireland--0.5%
C&C Group PLC                                            23,350         139,969
IAWS Group PLC                                            2,790          61,472
Independent News & Media PLC                             87,845         305,030
Irish Life & Permanent PLC                               33,857         589,553
Kerry Group PLC Class A                                   3,698         117,325
Kingspan Group PLC                                        3,453          52,756
                                                                  -------------
Total Ireland                                                         1,266,105
                                                                  -------------
Italy--7.8%
ACEA SpA                                                 22,415         466,344
AEM SpA                                                 138,912         637,215
Alleanza Assicurazioni SpA                              130,358       1,694,344
ASM SpA                                                  72,769         530,896
Autogrill SpA                                            19,840         337,932
Banca Carige SpA(a)                                     118,241         604,196
Banca CR Firenze SpA                                     65,338         630,481
Banca Popolare di Milano S.c.r.l.                        33,940         462,477
Banca Popolare di Sondrio S.c.r.l.                       22,302         332,588
Banco Popolare S.c.r.l.*                                 34,787         771,043
Benetton Group SpA                                       33,370         599,612
Bulgari SpA                                              28,156         393,542
CIR-Compagnie Industriali Riunite SpA                   107,287         398,814
Credito Emiliano SpA                                     17,363         239,640
ERG SpA                                                   8,055         151,685
Finmeccanica SpA                                         16,308         523,833
Fondiaria-Sai SpA                                        10,612         437,531
Geox SpA                                                 27,766         558,185
Hera SpA                                                 93,861         423,010
Ifil Investments SpA                                     54,935         518,049
Indesit Co. SpA                                           2,729          42,373
Italcementi SpA                                          13,228         282,944
Mediaset SpA                                            161,721       1,632,648
Mediolanum SpA(a)                                        45,285         363,818
Milano Assicurazioni SpA                                 73,162         572,271
Pirelli & C Real Estate SpA                               5,037         185,066
RCS MediaGroup SpA                                       64,613         281,277
Snam Rete Gas SpA                                       318,812       2,036,941
Societa Cattolica di
  Assicurazioni S.c.r.l.(a)                              10,785         547,630
Terna SpA                                               283,947       1,144,762
Unipol SpA                                              169,121         582,305
                                                                  -------------
Total Italy                                                          18,383,452
                                                                  -------------
Japan--15.1%
Aioi Insurance Co., Ltd.                                 49,000         231,589
Aisin Seiki Co., Ltd.                                    17,500         729,983
Ajinomoto Co., Inc.                                      35,000         398,201
All Nippon Airways Co., Ltd.                            140,000         517,567
Asahi Breweries Ltd.                                     38,500         652,034
Asahi Kasei Corp.                                       105,000         699,279
Bank of Yokohama Ltd. (The)                              38,000         266,679
Chiba Bank Ltd. (The)                                    69,000         562,055
Chugai Pharmaceutical Co., Ltd.                           4,000          57,289
Chugoku Bank Ltd. (The)                                   5,000          69,865
Chugoku Electric Power Co., Inc. (The)                   28,000         545,137
Cosmo Oil Co., Ltd.                                      68,000         255,651
CSK Holdings Corp.                                        1,900          61,567
Dai Nippon Printing Co., Ltd.                            15,000         220,606

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Daido Steel Co., Ltd.                                    26,000   $     195,265
Daikin Industries Ltd.                                   17,300         969,413
Dainippon Sumitomo Pharma Co., Ltd.                       6,000          43,933
Daito Trust Construction Co., Ltd.                        1,000          55,409
Daiwa House Industry Co., Ltd.                           35,000         452,088
Electric Power Development Co.                           14,000         522,580
Fast Retailing Co., Ltd.                                 11,000         785,749
Fuji Heavy Industries Ltd.                               85,000         397,171
Gunma Bank Ltd. (The)                                    19,000         125,516
Hankyu Hanshin Holdings, Inc.                           102,000         440,997
Hino Motors Ltd.                                         81,000         527,118
Hitachi Chemical Co., Ltd.                                3,800          87,589
Hokkaido Electric Power Co., Inc.                        22,900         496,066
Hokuriku Electric Power Co.                              26,000         542,273
IBIDEN Co., Ltd.                                         10,300         714,541
Iyo Bank Ltd. (The)                                      14,000         136,974
JGC Corp.                                                 1,000          17,267
JS Group Corp.                                           28,000         448,391
Kajima Corp.                                              8,000          26,138
Kaneka Corp.                                             53,000         439,314
Keio Corp.                                               18,000         109,242
Kobe Steel Ltd.                                         311,000       1,013,329
Kubota Corp.                                             33,000         223,614
Kyushu Electric Power Co., Inc.                           9,900         243,700
Lawson, Inc.                                              6,900         244,587
Marubeni Corp.                                          105,000         745,334
Marui Co., Ltd.                                          15,600         154,024
Matsushita Electric Works Ltd.                           35,000         387,549
Mitsubishi Gas Chemical Co., Inc.                        12,000         118,158
Mitsubishi Rayon Co., Ltd.                               14,000          68,048
Mitsui Mining & Smelting Co., Ltd.                       26,000         104,265
Mizuho Investors Securities Co., Ltd.                    36,000          53,816
NEC Corp.                                                24,000         110,639
NGK Spark Plug Co., Ltd.                                  3,000          52,527
Nikko Cordial Corp.(a)                                   56,500         840,559
Nikon Corp.                                              21,000         727,476
Nippon Electric Glass Co., Ltd.                          39,500         645,634
Nippon Mining Holdings, Inc.                             70,000         448,642
Nippon Oil Corp.                                         70,000         569,574
Nippon Sheet Glass Co., Ltd.                             29,000         148,225
Nippon Television Network Corp.                             160          21,469
Nippon Yusen K.K.                                        70,000         556,416
Nishi-Nippon City Bank Ltd. (The)                        44,000         110,281
Nisshin Seifun Group, Inc.                               12,000         120,628
Nitto Denko Corp.                                         2,800         148,378
NOK Corp.                                                21,000         446,449
Obayashi Corp.                                           19,000          95,583
OJI Paper Co., Ltd.                                     105,000         516,001
Olympus Corp.                                            21,000         868,460
Oracle Corp. Japan                                       21,500         948,799
Osaka Gas Co., Ltd.                                     175,000         690,820
Sankyo Co., Ltd.                                          8,700         404,180
SBI Holdings, Inc.                                          925         252,954
Sega Sammy Holdings, Inc.                                18,900         235,668
Sekisui Chemical Co., Ltd.                               15,000         101,105
Sekisui House, Ltd.                                      35,000         378,463
Shikoku Electric Power Co., Inc.                          2,400          64,342
Shinko Securities Co., Ltd.                              21,000          86,846
Shinsei Bank Ltd.                                        38,000         138,782
Shiseido Co., Ltd.                                       35,000         828,671
Shizuoka Bank Ltd. (The)                                 35,000         384,416
Showa Shell Sekiyu K.K.                                  15,000         166,495
Sompo Japan Insurance, Inc.                               1,000           9,050
SUMCO Corp.                                              10,000         288,233

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Sumitomo Chemical Co., Ltd.                              18,000   $     160,641
Sumitomo Metal Mining Co., Ltd.                          37,000         632,592
Sumitomo Titanium Corp.                                     800          59,723
Taisei Corp.                                             15,000          40,550
Taisho Pharmaceutical Co., Ltd.                          33,000         635,098
TDK Corp.                                                 2,600         193,636
Teijin Ltd.                                              12,000          51,452
Terumo Corp.                                              9,000         473,705
TOHO Gas Co., Ltd.                                       17,000          85,065
Tohoku Electric Power Co., Inc.                          26,800         604,538
Tokuyama Corp.                                            9,000          90,471
Tokyu Corp.                                             105,000         690,820
TonenGeneral Sekiyu K.K.                                 68,000         671,387
Toppan Printing Co., Ltd.                                32,000         314,801
Toray Industries, Inc.                                   41,000         321,130
Toyo Seikan Kaisha Ltd.                                  20,100         356,606
Toyota Tsusho Corp.                                      24,500         664,503
Trend Micro, Inc.                                         3,000         107,416
Yamada Denki Co., Ltd.                                    6,080         694,997
Yamaguchi Financial Group, Inc.                          17,000         197,977
Yamaha Motor Co., Ltd.                                   21,000         508,481
Yamato Holdings Co., Ltd.                                35,000         504,722
                                                                  -------------
Total Japan                                                          35,623,036
                                                                  -------------
Netherlands--1.8%
Aalberts Industries N.V.                                  1,059          21,057
Boskalis Westminster - CVA                                5,013         305,337
Fugro N.V.                                                3,212         247,954
Heineken Holding N.V.                                    11,413         646,264
Koninklijke BAM Groep N.V.                               21,526         506,701
Koninklijke DSM N.V.                                      7,971         376,774
Koninklijke Vopak N.V.                                    3,523         199,851
SBM Offshore N.V.                                        14,041         443,419
SNS Reaal                                                14,717         330,501
USG People N.V.                                           5,286         143,439
Vedior N.V.                                              10,034         252,621
Wolters Kluwer N.V.                                      25,321         832,223
                                                                  -------------
Total Netherlands                                                     4,306,141
                                                                  -------------
New Zealand--1.4%
Contact Energy Ltd.                                      60,119         381,220
Fletcher Building Ltd.                                   74,041         655,250
Telecom Corp. of New Zealand Ltd.                       679,249       2,273,815
                                                                  -------------
Total New Zealand                                             `       3,310,285
                                                                  -------------
Norway--1.1%
Aker ASA Class A                                         12,365         771,980
Aker Kvaerner ASA                                           800          21,290
Norske Skogindustrier ASA                                14,000         116,541
Storebrand ASA                                           41,589         434,284
Tandberg ASA                                              1,900          39,716
Yara International ASA                                   23,997       1,111,494
                                                                  -------------
Total Norway                                                          2,495,305
                                                                  -------------
Portugal--1.4%
Banco BPI, S.A.                                          39,331         308,221
Banco Espirito Santo, S.A.                               45,978       1,008,332
Brisa-Auto-estradas de Portugal S.A.(a)                  49,090         721,309
Jeronimo Martins, SGPS, S.A.                             12,805         101,096
PT Multimedia - Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.(a)                            55,397         773,485

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Sonae SGPS, S.A.                                         97,685   $     282,784
                                                                  -------------
Total Portugal                                                        3,195,227
                                                                  -------------
Singapore--2.0%
City Developments Ltd.                                   30,802         303,858
ComfortDelgro Corp., Ltd.                                29,000          36,868
Fraser and Neave Ltd.                                   104,402         427,922
Jardine Cycle & Carriage Ltd.                             1,904          28,835
Keppel Corp. Ltd.                                        70,000         632,186
Neptune Orient Lines Ltd.                                 6,000          16,298
SembCorp Industries Ltd.                                103,000         415,020
SembCorp Marine Ltd.                                    147,800         414,820
SIA Engineering Co., Ltd.                                43,000         133,530
Singapore Exchange Ltd.                                 104,000         969,593
Singapore Press Holdings Ltd.                           172,000         537,705
Singapore Technologies Engineering Ltd.                 105,000         273,542
StarHub Ltd.                                            195,810         382,247
Venture Corp., Ltd.                                       7,000          62,246
                                                                  -------------
Total Singapore                                                       4,634,670
                                                                  -------------
Spain--4.7%
Abengoa S.A.                                                408          14,424
Acerinox S.A.(a)                                         12,860         316,437
Banco de Valencia S.A.(a)                                 4,427         258,900
Banco Guipuzcoano S.A.                                    1,722          27,996
Banco Pastor S.A.(a)                                      9,521         148,389
Bankinter, S.A.(a)                                       22,421         411,397
Bolsas y Mercados Espanoles                              10,630         724,238
Cementos Portland Valderrivas, S.A.                         445          48,210
Cintra, Concesiones de Infraestructuras de
  Transporte, S.A.                                       13,615         205,627
Ebro Puleva S.A.                                         25,729         471,718
Enagas                                                   24,908         727,971
Fomento de Construcciones y
  Contratas S.A.(a)                                      15,741       1,182,926
Gamesa Corp Tecnologica S.A.                              8,853         413,934
Gestevision Telecinco, S.A.(a)                           67,930       1,739,043
Grupo Catalana Occidente S.A.                               263           8,809
Iberia Lineas Aereas de Espana                           60,222         264,143
Indra Sistemas S.A.                                      23,112         627,835
Mapfre S.A.                                             156,083         686,886
Metrovacesa S.A.(a)                                       8,978       1,071,761
Promotora de Informaciones S.A.                          10,791         202,576
Red Electrica de Espana, S.A.                             8,013         506,574
Sociedad General de Aguas de
  Barcelona S.A. Class A                                  7,026         282,798
Vocento S.A.                                             13,267         263,799
Zardoya-Otis S.A.(a)                                     19,663         556,854
                                                                  -------------
Total Spain                                                          11,163,245
                                                                  -------------
Sweden--3.7%
AB SKF Class B                                           35,084         594,396
Alfa Laval AB                                             7,016         395,133
Assa Abloy AB Class B                                    33,647         675,470
Atlas Copco AB Class B                                   12,862         175,621
Boliden AB                                               21,350         268,395
Electrolux AB Series B                                   28,064         471,120
Fabege AB                                                39,480         404,683
Hexagon AB Class B                                       16,948         355,312
Holmen AB Class B                                        16,316         605,867
Investment AB Kinnevik Class B                           14,031         319,123
JM AB                                                     1,600          32,801
OMX AB                                                    2,000          80,920

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Scania AB Class A                                        13,884   $     360,891
Scania AB Class B                                        26,684         635,805
Securitas AB Class B                                     50,447         702,474
Skanska AB Class B                                       42,095         794,589
SSAB Svenskt Stal AB Series A                            13,516         368,055
Svenska Cellulosa Aktiebolaget SCA
  Class B                                                53,311         944,441
Swedish Match AB                                         14,031         335,405
Tele2 AB Class B                                          9,547         191,289
                                                                  -------------
Total Sweden                                                          8,711,790
                                                                  -------------
Switzerland--2.0%
Baloise Holding AG                                        3,915         385,569
Ciba Specialty Chemicals Holding Inc.                    14,410         668,220
Geberit AG                                                1,717         235,829
Givaudan S.A.                                               420         404,734
Kuehne + Nagel International AG                           5,206         498,919
Lonza Group AG                                            1,984         240,782
Nobel Biocare Holding AG                                    735         196,710
Panalpina Welttransport (Holding) AG                      1,015         175,988
Phonak Holding AG                                         1,450         163,808
Schindler Holding AG                                      2,544         164,035
SGS S.A.                                                    587         699,433
Straumann Holding AG                                        315          86,878
Sulzer AG                                                    73         107,358
Swatch Group AG (The)                                     2,825         166,808
Swatch Group AG (The) Class B                               709         213,705
Vontobel Holding AG                                       5,574         269,555
                                                                  -------------
Total Switzerland                                                     4,678,331
                                                                  -------------
United Kingdom--16.8%
Admiral Group PLC                                        26,881         588,603
Alliance & Leicester PLC(a)                              51,919         669,708
Amec PLC                                                  9,195         153,475
Amlin PLC                                               132,374         785,241
Amlin PLC Class B                                       194,058          86,529
Antofagasta PLC                                          67,384         961,745
ARM Holdings PLC                                         18,601          45,914
Arriva PLC                                               25,987         411,251
Ashmore Group PLC                                         9,415          50,415
Barratt Developments PLC                                  5,284          47,911
Bellway PLC                                               4,249          70,498
Bradford & Bingley PLC(a)                                59,293         316,317
Bunzl PLC                                                51,542         727,944
Cable & Wireless PLC                                    317,798       1,176,652
Capita Group PLC                                         73,337       1,018,973
Carnival PLC                                             24,765       1,093,906
Carphone Warehouse Group PLC(a)                          15,255         104,613
Close Brothers Group PLC                                 39,990         756,239
Drax Group PLC                                           21,903         263,781
DSG International PLC                                   274,461         542,245
Emap PLC                                                 13,916         254,851
Enterprise Inns PLC                                      76,006         736,819
FirstGroup PLC                                           17,910         290,561
Friends Provident PLC                                    61,727         200,776
GKN PLC                                                 130,085         730,231
Hays PLC                                                 44,889         103,206
Home Retail Group PLC                                     3,723          24,308
ICAP PLC                                                 12,445         179,976
IMI PLC                                                  67,140         526,243
Imperial Chemical Industries PLC                        135,336       1,796,896
Inchcape PLC                                              6,153          46,359

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Informa PLC                                               5,904   $      54,267
Inmarsat PLC                                             24,495         264,765
Intercontinental Hotels Group PLC                        35,657         627,453
International Power PLC                                   9,915          89,506
Investec PLC                                             11,168         100,095
ITV PLC                                                 525,763         893,783
John Wood Group PLC                                       8,487          73,152
Kazakhmys PLC                                            19,032         519,405
Kelda Group PLC                                          47,642       1,028,973
Kesa Electricals PLC                                     33,198         154,306
Kingfisher PLC                                          455,178       1,319,250
Ladbrokes PLC                                            19,632         126,324
LogicaCMG PLC                                           205,757         482,280
Lonmin PLC                                                4,383         269,858
Marston's PLC                                             3,401          22,426
Meggitt PLC                                              58,793         389,429
Michael Page International PLC                           20,035         114,859
National Express Group PLC                               10,093         249,532
NEW Star Asset Management Group Ltd.                     10,591          37,527
Next PLC                                                 29,794         963,161
Northumbrian Water Group PLC                             15,201         103,259
Pennon Group PLC                                         44,596         598,773
Persimmon PLC                                            62,215         990,762
Premier Foods PLC                                       103,969         423,752
Provident Financial PLC                                  13,482         223,689
Rentokil Initial PLC                                    169,134         407,044
Resolution PLC                                           33,557         475,606
Rexam PLC                                                68,253         568,593
Royal & Sun Alliance Insurance Group                    207,326         611,626
Sage Group (The) PLC                                     54,928         251,481
Schroders PLC                                             5,433         140,810
Scottish & Newcastle PLC                                140,763       2,077,705
Severn Trent PLC                                         26,909         817,403
Signet Group PLC                                         82,085         113,970
Smith & Nephew PLC                                       47,086         543,631
Smiths Group PLC                                         57,278       1,154,998
St. James's Place PLC                                    65,909         362,108
Tate & Lyle PLC                                          27,407         242,776
Taylor Wimpey PLC                                       107,351         434,331
Tomkins PLC                                             182,572         642,359
Travis Perkins PLC                                        2,479          59,414
Trinity Mirror PLC                                       61,521         426,786
Tullow Oil PLC                                           27,772         360,168
United Utilities PLC                                    205,514       3,092,767
Vedanta Resources PLC                                     7,444         303,177
Whitbread PLC                                            28,619         797,566
Yell Group PLC                                          119,348         952,672
                                                                  -------------
Total United Kingdom                                                 39,719,763
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $240,510,752)                                                233,710,455
                                                                  =============
SHORT-TERM INVESTMENT--0.5%
MONEY MARKET FUND--0.5%
United States--0.5%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $1,153,045)                                    1,153,045       1,153,045
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International MidCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--7.0%
MONEY MARKET FUNDS(c)--7.0%
UBS Enhanced Yield Portfolio, 4.87%                  10,444,112   $  10,444,112
UBS Private Money Market Fund LLC, 4.78%              6,133,564       6,133,564
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED
(Cost: $16,577,676)(d)                                               16,577,676
                                                                  =============


TOTAL INVESTMENTS IN SECURITIES--106.7%
(Cost: $258,241,473)(e)                                             251,441,176

Liabilities in Excess of Foreign
  Currency and Other Assets--(6.7)%                                 (15,777,178)
                                                                  -------------

NET ASSETS--100.0%                                                $ 235,663,998
                                                                  =============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $15,642,177 and the total market value of the collateral held by the Fund was $16,577,676.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund

Sector Breakdown+ as of 12/31/07*


Financials                                           18.6%
Industrials                                          16.1%
Consumer Cyclical                                    13.7%
Consumer Non-Cyclical                                13.1%
Basic Materials                                      11.8%
Communications                                        9.4%
Utilities                                             8.6%
Energy                                                3.3%
Diversified                                           2.7%
Technology                                            1.9%
Other                                                 0.8%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
Australia--18.8%
A.B.C. Learning Centres Ltd.(a)                          52,259   $     237,690
ABB Grain Ltd.                                          222,044       1,647,461
Adelaide Brighton Ltd.(a)                               649,561       1,984,808
Ansell Ltd.                                             171,285       1,815,290
APN News & Media Ltd.(a)                                443,713       2,053,204
APN/UKA European Retail Trust(a)                        837,669         735,515
Austereo Group Ltd.(a)                                  995,318       2,097,454
Australian Agricultural Co., Ltd.(a)                    634,432       1,782,602
Australian Wealth Management Ltd.(a)                    543,093       1,201,695
AWB Ltd.(a)                                             815,471       2,097,952
Bank of Queensland Ltd.(a)                              121,445       1,898,100
Bendigo Bank Ltd.(a)                                    260,086       3,370,721
Bradken Ltd.                                             20,908         145,214
Cabcharge Australia Ltd.(a)                             180,213       1,678,885
Candle Australia Ltd.                                   175,353         352,588
Centennial Coal Co., Ltd.(a)                            113,262         482,331
Coates Hire Ltd.(a)                                     199,710       1,153,839
Commander Communications Ltd.(a)                        485,541         117,241
Consolidated Rutile Ltd.(a)                           2,095,448       1,030,349
Corporate Express Australia Ltd.(a)                     265,189       1,466,950
Crane Group Ltd.(a)                                     155,940       2,344,124
CSR Ltd.                                              1,200,713       3,268,288
David Jones Ltd.(a)                                     669,155       3,237,410
Devine Ltd.                                             295,203         362,884
Downer EDI Ltd.                                         286,117       1,351,591
Everest Babcock & Brown Ltd.                            386,899         526,561
Flight Centre Ltd.(a)                                   103,257       2,928,474
Funtastic Ltd.(a)                                     1,023,358         579,571
Futuris Corp., Ltd.(a)                                1,051,918       1,985,819
Great Southern Ltd.                                     479,118         807,724
G.U.D. Holdings Ltd.(a)                                  73,380         640,447
Gunns Ltd.(a)                                           572,610       1,830,120
GWA International Ltd.(a)                               645,041       2,010,643
Healthscope Ltd.(a)                                     102,290         486,801
Hills Industries Ltd.(a)                                351,604       1,654,771
Iluka Resources Ltd.(a)                                 108,222         437,112
Infomedia Ltd.(a)                                     1,433,092         679,496
Iress Market Technology Ltd.(a)                         256,207       1,799,701
JB Hi-Fi Ltd.                                           111,230       1,523,582
Jubilee Mines NL(a)                                     182,984       3,643,976
Just Group Ltd.(a)                                      470,167       1,919,661
MacArthur Coal Ltd.(a)                                  236,470       2,038,952
Macmahon Holdings Ltd.                                  148,389         217,589
Mariner Financial Ltd.                                  572,180         236,129
McPherson's Ltd.                                         42,848         119,264
MFS Ltd.(a)                                             495,891       1,915,836
Mincor Resources NL(a)                                  330,202       1,220,622
Monadelphous Group Ltd.(a)                              103,979       1,259,010
Navitas Ltd.                                            213,492         384,286
New Hope Corp. Ltd.(a)                                  267,741         540,707
Nufarm Ltd.(a)                                          158,455       1,971,493
Over Fifty Group Ltd.                                   304,130         635,559
Pacific Brands Ltd.                                     889,657       2,538,782
PaperlinX Ltd.(a)                                       518,391       1,210,761
Peet & Co., Ltd.                                        330,723       1,161,566
Perilya Ltd.                                            301,800         699,588
Port Bouvard Ltd.(a)                                  1,146,212       1,967,574
Primary Health Care Ltd.(a)                              82,305         859,988
Ramsay Health Care Ltd.(a)                              164,158       1,578,322
Ridley Corp., Ltd.(a)                                   541,181         551,214
Salmat Ltd.                                             124,039         440,006

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Sedgman Ltd.                                            614,037   $   1,579,725
Seek Ltd.(a)                                            275,289       1,933,741
Seven Network Ltd.(a)                                   194,970       2,196,412
Sigma Pharmaceuticals Ltd.(a)                         1,239,520       1,735,936
Specialty Fashion Group Ltd.                            229,590         331,618
Spotless Group Ltd.(a)                                  334,110       1,217,466
STW Communications Group Ltd.(a)                        557,675       1,150,717
Sunland Group Ltd.(a)                                   268,583       1,058,874
Symbion Health Ltd.(a)                                  632,395       2,209,993
Ten Network Holdings Ltd.(a)                            684,934       1,647,854
Timbercorp Ltd.(a)                                      307,401         408,919
Transfield Services Ltd.(a)                             167,667       2,024,276
United Group Ltd.(a)                                    167,620       2,819,945
Washington H. Soul Pattinson & Co., Ltd.                257,994       2,075,030
West Australian Newspapers
  Holdings Ltd.(a)                                      260,082       2,861,413
                                                                  -------------
Total Australia                                                     108,167,812
                                                                  -------------
Austria--0.4%
AT&S Austria Technologie &
  Systemtechnik AG                                        8,216         192,075
Flughafen Wien AG                                        12,918       1,492,054
Schoeller-Bleckmann Oilfield Equipment AG                 5,465         491,951
Semperit AG Holding                                      10,772         393,730
                                                                  -------------
Total Austria                                                         2,569,810
                                                                  -------------
Belgium--1.8%
Barco N.V.                                               12,327         940,785
Cofinimmo                                                 8,641       1,626,194
Cumerio N.V.(a)                                          16,044         668,763
Econocom Group S.A./N.V.                                 50,442         553,853
Euronav N.V.                                             95,795       3,380,979
EVS Broadcast Equipment S.A.                              6,783         789,400
Exmar N.V.                                               15,006         437,694
Melexis N.V.                                             31,577         514,764
Omega Pharma S.A.                                         3,778         263,477
Tessenderlo Chemie N.V.                                  24,370       1,182,922
                                                                  -------------
Total Belgium                                                        10,358,831
                                                                  -------------
Denmark--0.5%
Amagerbanken A/S                                          2,200         108,705
Auriga Industries A/S Class B(a)                          8,802         158,780
Bang & Olufsen A/S Class B                                4,350         409,408
Harboes Bryggeri A/S                                     14,600         399,349
NKT Holding A/S                                          10,902         981,170
Rella Holding A/S                                        29,000         471,956
SimCorp A/S                                               1,030         203,978
Sjaelso Gruppen                                           3,600          98,117
Spar Nord Bank A/S                                       17,357         394,783
                                                                  -------------
Total Denmark                                                         3,226,246
                                                                  -------------
Finland--2.8%
Ahlstrom Oyj                                                152           3,638
Alma Media Corp.                                         25,676         438,087
Amer Sports Oyj(a)                                       36,468         985,851
Aspo Oyj(a)                                              68,461         644,602
Citycon Oyj                                              91,433         487,931
Elcoteq SE(a)                                           106,172         630,229
Elektrobit Corp.(a)                                     279,889         671,107
Finnair Oyj(a)                                           36,468         431,343
HK-Ruokatalo Oyj Class A                                 22,814         468,307
KCI Konecranes Oyj                                       27,359         943,206
Kemira GrowHow Oyj                                       81,107       1,446,707

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Lassila & Tikanoja Oyj                                   18,232   $     605,093
M-real Oyj Class B(a)                                   163,089         774,944
Orion Oyj Class B                                       142,393       3,337,217
Poyry Oyj                                                45,672       1,155,871
Stockmann Oyj Abp Class B(a)                             18,232         790,620
Talentum Oyj                                            309,879       1,245,911
Technopolis PLC                                          54,899         466,340
TietoEnator Oyj                                          41,420         930,173
                                                                  -------------
Total Finland                                                        16,457,177
                                                                  -------------
France--1.6%
April Group                                               8,003         539,991
Bacou-Dalloz S.A.                                         2,722         310,616
Canal Plus S.A.                                         151,492       1,825,069
Carbone Lorraine                                          3,204         221,104
GFI Informatique                                          5,642          49,493
Groupe Steria SCA(a)                                      5,845         213,300
Haulotte Group                                           11,941         357,547
Havas S.A.                                              206,407       1,007,937
IMS-International Metal Service                          13,299         509,233
Kaufman & Broad S.A.                                      9,629         382,220
Manitou BF S.A.                                          17,672         807,417
NRJ Group(a)                                             52,274         548,747
Sechilienne-Sidec                                         9,393         775,917
Sequana Capital S.A.                                     13,191         429,304
Ste Industrielle d'Aviation Latecoere S.A.               46,266       1,181,051
TRIGANO S.A.                                              6,021         260,569
                                                                  -------------
Total France                                                          9,419,515
                                                                  -------------
Germany--4.0%
AWD Holding AG(a)                                        52,603       2,262,640
Beate Uhse AG                                           108,015         287,421
Bechtle AG                                               14,848         595,248
Comdirect Bank AG                                       152,163       1,859,849
DAB Bank AG                                              39,814         351,007
Demag Cranes AG                                           5,380         230,783
Deutsche Wohnen AG                                       33,935       1,046,870
Douglas Holding AG                                       19,206       1,107,761
ElringKlinger AG                                          6,959         864,825
Gerry Weber International AG                             16,264         528,840
Grammer AG                                                9,695         227,077
HCI Capital AG                                           31,780         692,313
Hugo Boss AG                                              2,533         146,654
IDS Scheer AG                                            17,405         390,611
Indus Holding AG                                         13,619         482,858
Krones AG                                                 8,742         702,841
Leoni AG                                                 10,244         503,235
Lloyd Fonds AG                                           29,154         641,500
MLP AG(a)                                                59,909         941,592
MPC Muenchmeyer Petersen Capital AG                      20,683       1,849,453
MVV Energie AG                                           36,055       1,649,428
Norddeutsche Affinerie AG                                32,466       1,265,943
Praktiker Bau-und Heimwerkermaerkte AG                   27,349         815,707
Sixt AG                                                   6,871         309,911
Software AG                                               9,578         848,193
Takkt AG                                                 21,913         381,251
Techem AG(a)                                             22,400       1,833,996
Vivacon AG                                                4,977          94,232
                                                                  -------------
Total Germany                                                        22,912,039
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Hong Kong--3.8%
Beijing Enterprises Holdings Ltd.(a)                    198,074   $     941,165
China Power International
  Development Ltd.(a)                                 2,782,622       1,306,127
Chong Hing Bank Ltd.                                    264,110         627,978
Cross-Harbour Holdings Ltd.                             264,189         289,350
Dah Sing Banking Group Ltd.                             936,103       2,172,963
Dah Sing Financial Holdings Ltd.                        215,210       2,127,977
Fountain Set (Holdings) Ltd.                            880,364         223,552
Fubon Bank Ltd.                                       1,056,432         647,619
Guangzhou Investment Co., Ltd.(a)                     3,176,585         932,924
Hong Kong Aircraft Engineering Co., Ltd.(a)              99,229       2,700,438
Hongkong & Shanghai Hotels Ltd. (The)                    37,142          65,258
Industrial & Commercial Bank of China Ltd.              461,364       1,242,548
Next Media Ltd.                                       4,890,000       1,737,156
Oriental Press Group Ltd.                             4,907,017         855,868
Shaw Brothers (Hong Kong) Ltd.                          264,110         525,009
Singamas Container Holdings Ltd.(a)                     352,142         153,097
Sun Hung Kai & Co., Ltd.(a)                             962,189       1,290,750
Techtronic Industries Co.                               147,500         147,171
Tianjin Development Holdings Ltd.                       364,074         434,233
Vitasoy International Holdings Ltd.                     880,364         374,844
Wing Lung Bank Ltd.                                     261,766       3,206,024
                                                                  -------------
Total Hong Kong                                                      22,002,051
                                                                  -------------
Ireland--0.9%
Abbey PLC                                                16,752         141,056
FBD Holdings PLC                                         14,830         547,476
Fyffes PLC                                              417,887         574,314
Glanbia PLC                                             128,537         857,419
Greencore Group PLC                                     130,866         904,047
McInerney Holdings PLC                                   57,674         116,528
Paddy Power PLC                                          47,249       1,572,270
United Drug PLC                                          56,891         330,682
                                                                  -------------
Total Ireland                                                         5,043,792
                                                                  -------------
Italy--4.1%
AcegasAps SpA                                            60,532         590,301
Amplifon SpA(a)                                          61,802         313,767
Anima SGRpA                                              42,408         131,446
Arnoldo Mondadori Editore SpA(a)                        226,772       1,863,323
Astaldi SpA                                              75,761         575,431
Autostrada Torino-Milano SpA                             54,989       1,201,930
Azimut Holding SpA                                       45,852         594,291
Banca Intermobiliare SpA(a)                              80,773         844,373
Banca Popolare dell'Etruria e del Lazio                  25,526         348,385
Banco di Desio e della Brianza SpA                       57,504         596,924
Biesse SpA                                                5,460         102,978
Brembo SpA                                               45,496         715,728
Caltagirone SpA                                          45,911         421,540
Carraro SpA                                              14,547         145,263
Cembre SpA                                               20,475         187,097
Cementir - Cementerie del Tirreno SpA                    69,453         613,832
COFIDE - Compagnia Finanziaria De
  Benedetti SpA                                         347,672         557,112
Credito Artigiano SpA(a)                                143,194         768,340
Cremonini SpA                                           368,222       1,324,363
ERGO Previdenza SpA                                     123,988         727,826
Fiera Milano SpA                                         55,800         387,924
Gewiss SpA                                               57,958         391,487
GranitiFiandre SpA                                       18,127         230,307
Gruppo Editoriale L'Espresso SpA(a)                     344,989       1,540,915
I.M.A. - Industria Macchine Automatiche SpA              12,971         263,224
Intek SpA                                               526,701         529,804
MARR SpA                                                 20,805         212,926

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Navigazione Montanari SpA                               117,573   $     467,562
Panariagroup Industrie Ceramiche SpA                     64,285         409,787
Piccolo Credito Valtellinese Scarl                       58,230         766,642
Premafin Finanziaria SpA Holding Di
  Partecipazioni                                        178,035         507,577
Premuda SpA                                             385,365         916,689
Recordati SpA                                           156,450       1,398,731
Risanamento SpA(a)                                      165,485         893,996
Societa Iniziative Autostradali e
  Servizi SpA                                            87,882       1,333,704
SOGEFI SpA                                               70,338         562,008
                                                                  -------------
Total Italy                                                          23,437,533
                                                                  -------------
Japan--22.1%
ABC-Mart, Inc.                                           53,300       1,164,141
ADEKA Corp.                                              44,000         450,575
Aica Kogyo Co., Ltd.                                      7,300          69,004
Aichi Steel Corp.(a)                                     88,000         432,458
Air Water, Inc.                                         143,000       1,446,449
Alpen Co.,  Ltd.                                         37,300         575,952
Alpine Electronics, Inc.                                 35,200         590,159
AOC Holdings, Inc.                                       35,200         511,702
Ardepro Co., Ltd.(a)                                      1,850         405,554
Arisawa Manufacturing Co., Ltd.(a)                      132,600       1,514,547
Arnest One Corp.(a)                                     112,700         462,038
Asatsu-DK, Inc.                                          17,600         493,112
Awa Bank Ltd. (The)                                      88,000         498,626
Bank of Nagoya Ltd. (The)                                92,000         563,291
Best Denki Co., Ltd.(a)                                  72,000         489,173
Bosch Corp.                                             247,000       1,202,775
Calsonic Kansei Corp.                                   178,000         909,797
Canon Electronics, Inc.                                  16,900         378,195
Cawachi Ltd.                                              2,900          74,762
Central Glass Co., Ltd.                                  88,000         333,993
Chuetsu Pulp & Paper Co., Ltd.                          618,000       1,239,153
Chukyo Bank Ltd. (The)                                  189,000         551,528
Circle K Sunkus Co., Ltd.                                26,400         391,102
Coca-Cola West Japan Co., Ltd.                           26,400         584,881
COMSYS Holdings Corp.                                    88,000         723,126
Daifuku Co., Ltd.                                        95,500       1,359,218
Daikoku Denki Co., Ltd.                                  53,900         538,445
Daio Paper Corp.(a)                                     123,000       1,004,127
Daisan Bank Ltd. (The)                                  180,000         618,717
Daishi Bank Ltd. (The)                                   88,000         359,200
Disco Corp.                                               8,800         493,900
Ehime Bank Ltd. (The)                                   178,000         630,963
Eighteenth Bank Ltd. (The)                              152,000         531,997
Exedy Corp.                                              17,600         597,091
Ezaki Glico Co., Ltd.(a)                                 88,000         857,826
FCC Co., Ltd.                                            18,300         326,473
Fuji Electronics Co., Ltd.                               29,700         273,831
Fuji Fire & Marine
  Insurance Co., Ltd. (The)                             251,000         676,283
Futaba Industrial Co., Ltd.                              26,400         739,668
Gigas K's Denki Corp.                                    17,600         460,028
Gun-Ei Chemical Industry Co., Ltd.(a)                   208,000         404,028
Gunze Ltd.                                               88,000         388,345
Hankyu Department Stores, Inc.                           88,000         688,466
Hanwa Co., Ltd.                                          81,000         337,878
Heiwa Corp.                                              35,200         311,306
Higo Bank Ltd. (The)                                     88,000         571,096
Hikari Tsushin, Inc.                                     24,300         830,918
Hitachi Cable Ltd.                                       88,000         523,045
Hitachi Koki Co., Ltd.                                  100,900       1,589,616
Hitachi Kokusai Electric, Inc.                           74,000         906,825
Hitachi Maxell Ltd.                                      44,000         534,467
Hitachi Software Engineering Co., Ltd.                   34,000         643,692

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Hitachi Transport System Ltd.                            52,800   $     572,356
Hokkoku Bank Ltd. (The)                                  88,000         403,312
Hokuetsu Paper Mills Ltd.                                91,000         443,942
HORIBA Ltd.                                              17,600         645,929
House Foods Corp.                                        36,800         619,949
Hyakugo Bank Ltd. (The)                                  88,000         488,386
Hyakujushi Bank Ltd. (The)                               88,000         441,910
Iida Home Max Co., Ltd.(a)                               25,000         152,397
Iino Kaiun Kaisha Ltd.                                   52,400         486,875
Itochu Enex Co., Ltd.                                    27,900         181,563
Izumiya Co., Ltd.                                        81,000         458,237
Japan Airport Terminal Co., Ltd.(a)                      43,000         732,480
Joint Corp.                                               7,300         141,798
Kagome Co., Ltd.(a)                                      43,400         629,351
Kagoshima Bank Ltd. (The)                                88,000         602,605
Kamei Corp.                                              84,000         391,747
Kandenko Co., Ltd.                                       88,000         496,263
Kansai Paint Co., Ltd.                                  117,000         847,272
Kanto Natural Gas Development Ltd.                       83,000         479,953
Kasumi Co., Ltd.                                        109,000         589,321
Kato Sangyo Co., Ltd.                                    45,200         535,692
Kayaba Industry Co., Ltd.                                98,000         567,569
Keihin Corp.                                             26,400         471,213
Keisei Electric Railway Co., Ltd.                        88,000         471,056
Keiyo Bank Ltd. (The)                                    88,000         507,291
Kintetsu World Express, Inc.                             18,600         649,331
Kobayashi Pharmaceutical Co., Ltd.                       17,600         658,533
Koei Co., Ltd.(a)                                        78,400       1,494,804
Koito Manufacturing Co., Ltd.                            90,000       1,229,378
Kojima Co., Ltd.(a)                                      65,000         328,738
Kokuyo Co., Ltd.                                         55,300         499,960
Komeri Co., Ltd.                                         17,600         472,631
Komori Corp.                                             15,600         347,706
Konaka Co., Ltd.                                         63,900         626,902
Kyodo Printing Co., Ltd.                                161,000         438,114
Kyowa Exeo Corp.                                         88,000         667,198
Lion Corp.                                               91,000         434,982
Maeda Corp.                                             122,000         418,261
Makino Milling Machine Co., Ltd.                         88,000         614,421
Maruzen Showa Unyu Co., Ltd.                            168,000         544,385
Matsui Securities Co., Ltd.                             167,000       1,322,965
Matsumotokiyoshi Holdings Co., Ltd.                      25,505         620,987
Meiji Dairies Corp.(a)                                   88,000         449,000
Meiji Seika Kaisha Ltd.(a)                               88,000         374,166
Meitec Corp.                                             17,600         530,922
Michinoku Bank Ltd. (The)                               172,000         545,030
Mie Bank Ltd. (The)                                     110,000         559,280
Minebea Co., Ltd.                                       182,000       1,168,097
MISUMI Group, Inc.                                       35,200         614,421
Mitsuuroko Co., Ltd.                                     89,000         622,199
Miyazaki Bank Ltd. (The)                                123,000         502,063
Mochida Pharmaceutical Co., Ltd.                         83,000         759,307
Morinaga Milk Industry Co., Ltd.                        164,000         480,043
Musashino Bank Ltd. (The)                                 8,800         418,279
Nabtesco Corp.                                           88,000       1,400,564
Nachi-Fujikoshi Corp.                                    88,000         347,384
Nagase & Co., Ltd.                                       88,000         915,329
NEC Fielding Ltd.                                        27,900         333,906
Nichiha Corp.(a)                                         14,600         118,274
Nichirei Corp.                                           88,000         366,289
Nidec Sankyo Corp.                                       37,000         303,379
Nifco, Inc.                                              25,300         592,217
Nihon Kohden Corp.                                        9,000         215,101
Nihon Yamamura Glass Co., Ltd.                          207,000         444,703
Nippon Chemical Industrial Co., Ltd.                    198,000         494,490

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Nippon Kayaku Co., Ltd.                                 188,000   $   1,230,166
Nippon Light Metal Co., Ltd.                            176,000         307,210
Nippon Paint Co., Ltd.(a)                                88,000         432,458
Nippon Parking Development Co., Ltd.(a)                   9,927         555,375
Nippon Shinyaku Co., Ltd.                                70,000         649,152
Nippon Suisan Kaisha Ltd.                               105,600         529,347
Nipro Corp.                                               8,000         160,766
Nishimatsuya Chain Co., Ltd.                             35,200         388,188
Nishi-Nippon Railroad Co., Ltd.                         176,000         581,336
Nissan Shatai Co., Ltd.                                 163,000       1,327,754
Nissin Kogyo Co., Ltd.                                   25,900         607,421
NS Solutions Corp.                                       17,800         524,209
Obic Co., Ltd.                                            2,640         488,228
Ogaki Kyoritsu Bank Ltd. (The)                           88,000         489,961
Oita Bank Ltd. (The)                                     87,000         547,473
Okamura Corp.                                            82,000         692,172
Okasan Holdings, Inc.                                   183,000       1,040,192
OKUMA Holdings Corp.                                     70,000         754,420
Okumura Corp.(a)                                         88,000         429,307
Onward Kashiyama Co., Ltd.                               85,000         871,951
OSG Corp.(a)                                             35,200         384,407
PanaHome Corp.(a)                                        88,000         592,365
Paramount Bed Co., Ltd.(a)                               10,600         136,539
Paris Miki, Inc.(a)                                      26,400         358,254
Point, Inc.                                               8,800         449,000
QP Corp.                                                 61,600         641,833
Rengo Co., Ltd.(a)                                      186,000       1,213,749
Riken Corp.                                             118,000         607,349
Ryobi Ltd.                                               90,000         484,984
Ryoden Trading Co., Ltd.                                 78,000         543,204
Ryosan Co., Ltd.                                         28,800         711,525
Ryoyo Electro Corp.                                      44,300         574,197
Sagami Railway Co., Ltd.(a)                             176,000         614,421
Saibu Gas Co., Ltd.                                     175,000         399,454
Sakata INX Corp.                                         99,000         490,946
Sanei-International Co., Ltd.                             8,700         162,373
San-In Godo Bank Ltd. (The)                              88,000         703,433
Sanken Electric Co., Ltd.(a)                             30,000         161,393
Sankyo Seiko Co., Ltd.(a)                               124,200         327,968
Sankyu, Inc.(a)                                          88,000         482,872
Sanwa Shutter Corp.                                      88,000         434,033
Sanyo Chemical Industries Ltd.(a)                        58,000         323,967
Sanyo Shokai Ltd.                                       149,000         805,586
Sanyo Special Steel Co., Ltd.(a)                        173,000       1,173,826
Sato Shoji Corp.                                         67,300         487,965
Seikagaku Corp.                                          51,100         539,748
Seiko Holdings Corp.(a)                                  45,000         208,253
Sekisui Plastics Co., Ltd.                              168,000         521,828
Shiga Bank Ltd. (The)                                    88,000         590,001
Shimachu Co., Ltd.                                       17,600         499,414
Shindengen Electric
  Manufacturing Co., Ltd.                                18,000          52,849
Shinkawa Ltd.                                            27,000         415,217
Shinko Electric Industries                                6,400         130,905
Shonai Bank Ltd. (The)                                  191,000         466,750
Showa Corp.                                              35,200         326,431
Sohgo Security Services Co., Ltd.                        26,400         416,388
SSP Co., Ltd.(a)                                        176,000         849,161
Starzen Co., Ltd.                                       238,000         534,736
Sumida Corp.                                             37,400         502,505
Sumitomo Osaka Cement Co., Ltd.(a)                      176,000         337,144
Sumitomo Real Estate Sales Co., Ltd.                      6,340         283,758
Sumitomo Warehouse Co., Ltd. (The)                       88,000         475,782
Sundrug Co., Ltd.                                        26,400         700,676
Suruga Corp.                                             13,200         220,837
Sysmex Corp.                                             17,600         748,333

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Tadano Ltd.                                              83,000   $     847,720
Taiyo Yuden Co., Ltd.                                    14,000         225,950
Takagi Securities Co., Ltd.                              36,000          91,519
Takara Holdings, Inc.                                    88,000         530,135
TIS, Inc.(a)                                             26,500         460,663
TOA Corp.                                                76,000         602,748
Tocalo Co., Ltd.                                         10,000         152,173
Toda Corp.                                              173,000         834,686
Toho Pharmaceutical Co., Ltd.                            35,100         684,939
Toho Zinc Co., Ltd.                                      13,000          70,984
Tokai Carbon Co., Ltd.                                   88,000         791,657
Tokai Rubber Industries, Inc.                            35,200         605,283
Tokai Tokyo Securities Co., Ltd.                        273,000       1,214,528
Token Corp.                                               2,160          87,974
Tokyo Seimitsu Co., Ltd.(a)                               6,700         164,029
Tokyo Style Co., Ltd.                                    88,000         889,334
Tokyo Tomin Bank Ltd. (The)(a)                           17,600         500,989
Tokyu Store Chain Co., Ltd.                             103,000         457,307
Toppan Forms Co., Ltd.                                   43,100         411,266
Tori Holdings Co., Ltd.(a)                            2,478,000         377,085
Toshiba Machine Co., Ltd.                                88,000         727,852
Toshiba TEC Corp.                                        88,000         594,728
Touei Housing Corp.(a)                                   45,100         362,124
Toyo Ink Manufacturing Co., Ltd.                         88,000         300,121
Toyo Suisan Kaisha Ltd.                                  75,000       1,362,843
Toyobo Co., Ltd.                                        176,000         357,624
Toyota Auto Body Co., Ltd.                               35,200         569,363
Trans Cosmos, Inc.(a)                                    50,700         596,791
Tsubakimoto Chain Co.                                    88,000         496,263
ULVAC, Inc.(a)                                           17,600         800,322
Uniden Corp.                                             83,000         485,154
Union Tool Co.                                            8,800         293,819
Valor Co., Ltd.                                          26,900         327,958
Xebio Co., Ltd.                                          17,600         504,140
Yamatake Corp.                                           26,400         720,763
Yamato Kogyo Co., Ltd.                                   26,400       1,087,052
Yamazaki Baking Co., Ltd.(a)                             88,000         861,764
Yokohama Reito Co., Ltd.(a)                              81,000         613,400
Yokohama Rubber Co., Ltd. (The)                         169,000       1,007,510
Yurtec Corp.                                            105,000         576,154
Zensho Co., Ltd.                                         11,200         113,389
ZERIA Pharmaceutical Co., Ltd.(a)                        68,000         602,605
                                                                  -------------
Total Japan                                                         127,591,901
                                                                  -------------
Netherlands--2.3%
Arcadis N.V.                                              9,666         668,452
Ballast Nedam N.V.                                        6,832         282,681
Beter Bed Holding N.V.                                    9,741         253,077
Corporate Express(a)                                     55,015         430,326
CSM N.V.                                                 13,155         444,289
Draka Holding                                             6,681         224,663
Exact Holding N.V.                                       17,744         642,599
Heijmans N.V.(a)                                         15,502         585,429
ICT Automatisering N.V.                                  10,904         168,190
Imtech N.V.                                              39,158         969,831
Innoconcepts                                              4,582          96,467
Koninklijke Wessanen N.V.                                82,393       1,310,634
Macintosh Retail Group N.V.                              13,671         462,315
Nutreco Holding N.V.                                     25,943       1,500,510
OCE N.V.                                                 72,628       1,314,580
Sligro Food Group NV                                      5,964         233,687

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Smit Internationale N.V.                                 11,866   $   1,214,408
Stork N.V.(a)                                            17,374       1,221,820
Ten Cate N.V.                                            11,391         354,235
Wegener N.V.(a)                                          37,554         838,961
                                                                  -------------
Total Netherlands                                                    13,217,154
                                                                  -------------
New Zealand--3.8%
Air New Zealand Ltd.                                  1,101,111       1,593,036
Auckland International Airport Ltd.                   1,264,117       2,830,851
Blue Chip Financial Solutions Ltd.                      767,757         276,393
Fisher & Paykel Appliances Holdings Ltd.(a)             479,968       1,266,902
Fisher & Paykel Healthcare Corp. (a)                    335,820         901,921
Freightways Ltd.                                        177,175         509,930
Hallenstein Glasson Holdings Ltd.                       110,089         330,404
Infratil Ltd.                                           326,535         703,598
Mainfreight Ltd.                                        121,885         631,251
New Zealand Refining Co., Ltd. (The)                    487,750       3,021,551
Nuplex Industries Ltd.                                  102,028         541,758
PGG Wrightson Ltd.                                      317,682         540,283
Port of Tauranga Ltd.                                   131,982         697,763
Pumpkin Patch Ltd.                                      161,339         326,537
Sanford Ltd.                                            129,534         403,716
Sky City Entertainment Group Ltd.                       505,939       1,790,988
Trustpower Ltd.                                          85,843         571,423
Vector Ltd.                                           1,445,007       2,446,410
Warehouse Group Ltd. (The)                              538,270       2,361,086
                                                                  -------------
Total New Zealand                                                    21,745,801
                                                                  -------------
Norway--2.5%
ABG Sundal Collier ASA                                  978,222       2,269,970
Acta Holding ASA(a)                                     595,463       2,489,389
Aker Yards ASA                                          129,655       1,480,448
BW Gas ASA                                               90,300         914,666
Camillo Eitzen & Co. ASA                                 26,559         366,847
EDB Business Partner ASA                                 35,200         263,845
Ekornes ASA                                              43,765         769,737
Hafslund ASA Class B                                     17,607         505,850
Scana Industrier                                         41,500         144,452
Sparebank 1 SR Bank                                      91,163       1,112,286
Sparebanken Midt-Norge                                   86,024       1,144,642
Sparebanken Nord-Norge                                   31,939         747,029
Tomra Systems ASA(a)                                     32,610         231,219
Veidekke ASA                                            188,390       1,760,784
                                                                  -------------
Total Norway                                                         14,201,164
                                                                  -------------
Portugal--0.8%
Banif SGPS, S.A.                                        153,711         898,933
Corticeira Amorim-Industria S.A.                         63,019         180,588
Finibanco Holding, SGPS, S.A.                            50,486         354,303
Mota-Engil, SGPS, S.A.                                   95,494         714,839
SAG Gest-Solucoes Automovel Globais,
  SGPS, S.A.                                            247,334       1,121,006
Semapa-Sociedade de Investimento e
  Gestao, SGPS, S.A.                                    121,863       1,562,549
                                                                  -------------
Total Portugal                                                        4,832,218
                                                                  -------------
Singapore--5.4%
Ascott Group Ltd. (The)(a)                              184,000         155,948
Cerebos Pacific Ltd.                                    247,000         751,579
China Merchants Holdings Pacific Ltd.                   628,000         445,003
Creative Technology Ltd.(a)                             171,300         753,294
CSE Global Ltd.                                         116,000          96,704
Guocoland Ltd.(a)                                       485,102       1,904,079

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Hotel Properties Ltd.(a)                                340,000   $     963,701
HTL International Holdings Ltd.                       1,087,000         396,454
Inter-Roller Engineering Ltd.                           199,000          89,169
Jaya Holdings Ltd.                                    2,010,000       2,653,097
Jurong Technologies Industrial Corp. Ltd.               828,000         250,221
Keppel Telecommunications &
  Transportation Ltd.                                   277,538       1,118,289
Labroy Marine Ltd.                                      805,000       1,588,246
MobileOne Ltd.                                        1,467,800       1,937,421
OSIM International Ltd.(a)                              450,000         187,572
Parkway Holdings Ltd.                                   784,000       2,156,824
Raffles Education Corp., Ltd.                           753,000       1,590,274
Sing Holdings Ltd.                                      547,000         300,205
Singapore Airport Terminal Services Ltd.(a)           1,097,000       2,126,250
Singapore Petroleum Co., Ltd.                           605,000       3,181,666
Singapore Post Ltd.                                   2,766,000       2,152,155
Singapore Reinsurance Corp., Ltd.                       877,000         213,241
SMRT Corp. Ltd.                                       2,137,000       2,494,119
Straits Trading Co., Ltd.                               345,000       1,198,374
UOB-Kay Hian Holdings Ltd.                              865,000       1,285,977
WBL Corp., Ltd.(a)                                      264,000         737,282
XP Power Ltd.                                            32,535         185,226
                                                                  -------------
Total Singapore                                                      30,912,370
                                                                  -------------
Spain--0.8%
Campofrio Alimentacion S.A.                              41,741         551,688
Cie Automotive S.A.                                      15,585         165,199
Europistas, Concesionaria Espanola S.A.(a)               54,331         595,760
Grupo Duro Felguera S.A.                                 41,170         523,074
Grupo Empresarial Ence S.A.                              71,285         757,696
Montebalito S.A.                                         14,185         192,874
Prosegur Cia de Seguridad S.A.                           21,306         760,071
Tavex Algodonera S.A.                                    52,262         137,537
Tubacex S.A.(a)                                          19,298         188,474
Tubos Reunidos, S.A.                                     53,315         378,054
Uralita S.A.                                             46,861         411,079
                                                                  -------------
Total Spain                                                           4,661,506
                                                                  -------------
Sweden--4.8%
AarhusKarlshamn AB                                       16,300         295,071
Axfood AB                                                66,816       2,693,026
Bilia AB Class A                                         22,400         355,242
Brostrom AB Class B                                     105,100         809,812
Cardo AB                                                 17,607         547,563
Clas Ohlson AB Class B(a)                                35,210         762,687
Connecta AB                                              19,000         203,576
D. Carnegie & Co. AB(a)                                 161,831       3,142,374
Eniro AB                                                203,332       1,824,678
Hakon Invest AB                                          84,900       1,740,508
Haldex AB(a)                                             38,400         674,341
HIQ International AB                                     31,200         164,129
Hoganas AB Class B                                       26,409         558,768
HQ AB                                                     9,350         250,271
Intrum Justitia AB                                       69,429       1,235,353
KappAhl Holding AB                                       25,600         334,695
Kungsleden Fastighets AB                                337,850       3,763,647
L E Lundbergforetagen AB Class B                         13,207         751,977
NCC AB Class B                                           71,910       1,546,523
Nibe Industrier AB Class B(a)                            70,429         849,960
Nobia AB                                                 79,227         704,845
Rederi AB Transatlantic                                  26,400         176,049
Seco Tools Class B                                       25,400         437,206
SkiStar AB                                               12,500         190,502
SSAB Svenskt Stal AB Series B                            42,722       1,050,996

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Svolder AB Class B                                       27,000   $     239,162
Trelleborg AB Class B                                    87,622       1,836,982
Wihlborgs Fastigheter AB                                 23,600         422,654
                                                                  -------------
Total Sweden                                                         27,562,597
                                                                  -------------
Switzerland--0.6%

Bellevue Group AG                                        16,488       1,259,738
Bucher Industries AG                                      1,288         296,929
Kudelski S.A.                                             9,600         190,109
Rieter Holding AG                                         2,655       1,172,548
Swiss Steel AG                                            3,946         318,914
                                                                  -------------
Total Switzerland                                                     3,238,238
                                                                  -------------
United Kingdom--18.0%
Aberdeen Asset Management PLC                           575,423       1,898,562
Accident Exchange Group PLC                              31,996          42,832
Aero Inventory PLC                                       25,790         341,395
Alexon Group PLC                                         37,190          65,887
ATH Resources PLC                                       161,473         722,571
Atkins WS PLC                                            78,722       1,797,395
Avon Rubber PLC                                         152,739         494,069
Babcock International Group PLC                         160,967       1,803,970
BBA Aviation PLC                                         87,969         359,416
Blacks Leisure Group PLC                                155,332         562,751
Bloomsbury Publishing PLC                               155,225         468,121
Bodycote International PLC                              301,884       1,122,238
Bovis Homes Group PLC                                    37,948         465,322
Brit Insurance Holdings PLC                             507,602       2,313,891
Britvic PLC                                              97,301         670,158
Burren Energy PLC                                        96,459       2,336,778
Business Post Group PLC                                  20,760         117,879
Carillion PLC                                           250,301       1,750,101
Carpetright PLC                                         106,921       1,809,114
Centaur Media PLC                                       212,937         398,440
Charles Taylor Consulting PLC                            80,929         542,898
Communisis PLC                                           74,645         107,727
Computacenter PLC                                        36,187         136,324
Cranswick PLC                                            81,116       1,380,565
Croda International PLC                                 162,172       1,875,582
Dairy Crest Group PLC                                   137,500       1,595,715
Davis Service Group PLC                                 165,645       1,694,828
Dawson Holdings PLC                                     306,927         699,560
De La Rue PLC                                           130,778       2,542,091
Devro PLC                                               298,172         546,058
DS Smith PLC                                            562,710       2,343,874
DTZ Holdings PLC                                         10,780          55,793
Electrocomponents PLC                                   811,868       3,369,578
Euromoney Institutional Investor PLC                    128,305         955,211
F&C Asset Management PLC                                711,622       2,726,868
Filtrona PLC                                            249,862       1,007,185
Findel PLC                                              133,997       1,579,068
FKI PLC                                                 675,638         790,144
Forth Ports PLC                                          43,938       1,696,782
GCAP Media PLC                                          228,640         552,984
Go-Ahead Group PLC                                       43,104       2,149,361
Greggs PLC                                               17,917       1,676,283
Halfords Group PLC                                      252,519       1,516,790
Halma PLC                                               407,623       1,785,112
Highway Insurance Holdings PLC                          184,077         267,489
HMV Group PLC(a)                                        888,290       2,104,194
Homeserve PLC                                            50,150       1,667,138
IG Group Holdings PLC                                   310,254       2,501,247

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Inspace PLC                                              31,537   $     110,740
Interserve PLC                                           86,457         824,365
J D Wetherspoon PLC                                      45,097         331,701
Jardine Lloyd Thompson Group PLC                        359,738       2,381,015
JJB Sports PLC                                          115,990         285,149
Laird Group PLC                                         133,886       1,545,778
Laura Ashley Holdings PLC                               177,689          86,658
London Scottish Bank PLC                                309,477         388,108
Lupus Capital PLC                                        44,229          82,980
McKay Securities PLC                                     23,966         142,166
Melrose PLC                                              29,865          93,930
Metalrax Group PLC                                      301,377          95,987
Micro Focus International PLC                             3,957          20,007
Misys PLC                                               538,221       1,979,379
Mitie Group PLC                                         350,703       1,973,905
MJ Gleeson Group PLC                                     73,773         471,764
Morse PLC                                                70,331          93,801
N. Brown Group PLC                                      316,676       1,492,414
Northgate PLC                                            75,279       1,152,350
Pendragon PLC                                         1,001,645         702,841
Premier Farnell PLC                                     575,263       1,680,462
PZ Cussons PLC                                          442,745       1,894,856
Rank Group PLC                                          397,817         722,604
Redrow PLC                                              168,285       1,093,736
Renishaw PLC                                             84,693       1,053,687
Restaurant Group PLC                                    256,725         955,639
Rotork PLC                                              101,711       1,957,846
Savills PLC                                             139,228         776,012
Spectris PLC                                            120,359       1,629,189
Spirax-Sarco Engineering PLC                             87,618       1,531,341
SSL International PLC                                   210,829       2,245,268
St. Ives Group PLC                                       87,467         421,351
Stagecoach Group PLC                                    750,103       4,255,492
T. Clarke PLC                                           132,803         459,982
Taylor Nelson Sofres PLC                                321,980       1,329,937
Terrace Hill Group PLC                                   38,003          49,550
Topps Tiles PLC                                         255,600         826,796
Ultra Electronics Holdings PLC                           77,646       2,125,230
UTV Media PLC                                            77,867         369,680
Vantis PLC                                              134,210         324,598
Victrex PLC                                              99,433       1,425,106
VT Group PLC                                            157,521       2,162,006
Warner Estate Holdings PLC                               41,787         299,868
Woolworths Group PLC                                  1,392,321         360,302
                                                                  -------------
Total United Kingdom                                                103,612,915
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $599,443,072)                                                575,170,670
                                                                  =============

WARRANTS*--0.0%
France--0.0%
Carbone Lorraine, expiring 11/30/12
(Cost: $0)                                                3,059              --
                                                                  =============
SHORT-TERM INVESTMENT--0.0%
MONEY MARKET FUND--0.0%
United States-0.0%
Columbia Cash Reserves Fund, 4.48%(b)
(Cost: $52,141)                                          52,141          52,141
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED--21.8%
MONEY MARKET FUNDS(c) --21.8%
UBS Enhanced Yield Portfolio, 4.87%                  21,020,586   $  21,020,586
UBS Private Money Market Fund LLC, 4.78%            104,557,625     104,557,625
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL
  FOR SECURITIES LOANED
(Cost: $125,578,211)(d)                                             125,578,211
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES--121.6%
(Cost: $725,073,424)(e)                                             700,801,022

Liabilities in Excess of Foreign Currency
  and Other Assets --(21.6)%                                       (124,676,600)
                                                                  -------------

NET ASSETS--100.0%                                                $ 576,124,422
                                                                  =============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Rate shown represents annualized 7-day yield as of December 31, 2007.
(c)   Interest rates shown reflect yields as of December 31, 2007.
(d) At December 31, 2007, the total market value of the Fund's securities on loan was $116,935,854 and the total market value of the collateral held by the Fund was $125,578,211.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund

Sector Breakdown+ as of 12/31/07*


Industrials                                          25.4%
Consumer Non-Cyclical                                17.9%
Financials                                           17.7%
Consumer Cyclical                                    15.7%
Communications                                        7.7%
Basic Materials                                       7.2%
Energy                                                2.6%
Technology                                            2.5%
Diversified                                           1.6%
Utilities                                             1.5%
Other                                                 0.2%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree International Real Estate Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
Australia--31.9%
Abacus Property Group                                   184,902   $     283,306
ALE Property Group                                       33,907         116,111
APN/UKA European Retail Trust                           294,394         258,493
Aspen Group                                              79,181         159,907
Australand Property Group(a)                            438,557         893,374
Babcock & Brown Japan Property Trust                    214,980         264,269
Bunnings Warehouse Property Trust                        81,502         167,457
CFS Retail Property Trust                               628,287       1,290,902
Charter Hall Group                                       72,471         158,447
Commonwealth Property Office Fund                       665,489         902,794
DB RREEF Trust                                        1,073,707       1,885,537
FKP Property Group                                       65,538         365,415
Goodman Group                                           462,721       1,986,769
GPT Group                                               722,646       2,563,459
ING Industrial Fund(a)                                  469,216       1,046,468
ING Office Fund                                         523,093         744,069
ING Real Estate Community Living Group                  205,838         219,594
Lend Lease Corp. Ltd.                                    84,244       1,279,689
Macquarie CountryWide Trust                             526,698         763,071
Macquarie DDR Trust                                     483,753         327,065
Macquarie Leisure Trust Group                            59,342         181,847
Macquarie Office Trust                                  855,142       1,051,201
Mirvac Group                                            386,763       2,037,584
Mirvac Industrial Trust                                 265,018         162,889
Reckson New York Property Trust                         168,110         100,374
Rubicon America Trust                                   283,600         184,271
Rubicon Europe Trust Group                              298,921         164,042
Stockland                                               420,193       3,106,564
Sunland Group Ltd.(a)                                    86,282         340,162
Tishman Speyer Office Fund                              150,744         215,086
Valad Property Group                                    271,904         307,982
Westfield Group                                         558,482      10,297,880
                                                                  -------------
Total Australia                                                      33,826,078
                                                                  -------------
Belgium--0.5%
Cofinimmo                                                 2,710         510,009
                                                                  -------------
Denmark--0.1%
Nordicom A/S                                                404          64,956
                                                                  -------------
Finland--0.4%
Citycon Oyj                                              29,054         155,046
Sponda Oyj                                               22,941         274,029
Technopolis PLC                                           6,310          53,600
                                                                  -------------
Total Finland                                                           482,675
                                                                  -------------
France--6.2%
Acanthe Developpement S.A.                               92,481         338,030
Gecina S.A.                                              11,443       1,795,490
Icade                                                     7,638       1,139,160
Klepierre                                                20,863       1,066,681
Mercialys                                                 5,621         215,070
Societe de la Tour Eiffel                                 1,813         248,794
Societe Immobiliere De Location pour
  l'Industrie et le Commerce                              3,036         445,166
Unibail-Rodamco                                           5,992       1,313,390
                                                                  -------------
Total France                                                          6,561,781
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Real Estate Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Germany--0.8%
Deutsche Euroshop AG                                      7,252   $     247,681
Deutsche Wohnen AG                                        8,025         247,565
DIC Asset AG                                              3,441         106,655
IVG Immobilien AG                                         8,250         274,650
                                                                  -------------
Total Germany                                                           876,551
                                                                  -------------
Hong Kong--29.4%
Cheung Kong (Holdings) Ltd.                             315,769       5,839,625
GZI Real Estate Investment Trust                        120,357          47,541
Hang Lung Group Ltd.                                    168,898         922,751
Hang Lung Properties Ltd.                               621,209       2,812,306
Henderson Investment Ltd.                               354,769          76,892
Henderson Land Development Co., Ltd.                    370,610       3,491,075
Hysan Development Co., Ltd.                             159,988         456,528
Kowloon Development Co., Ltd.                           280,257         726,036
New World Development Co., Ltd.                         465,723       1,651,479
Shun TAK Holdings Ltd.                                  136,285         214,283
Sino Land Co. Ltd.                                      732,085       2,600,707
Sun Hung Kai Properties Ltd.                            403,311       8,565,457
Swire Pacific Ltd. Class A                               45,306         624,618
Swire Pacific Ltd. Class B                              150,575         399,736
Wharf Holdings Ltd.                                     469,723       2,460,844
Wheelock & Co., Ltd.                                     90,838         279,595
                                                                  -------------
Total Hong Kong                                                      31,169,473
                                                                  -------------
Italy--1.1%
Aedes SpA                                                16,253          82,932
Beni Stabili SpA                                        437,883         475,994
Immobiliare Grande Distribuzione                         27,299          81,222
Pirelli & C Real Estate SpA                              10,702         393,206
Risanamento SpA*                                         27,051         146,137
                                                                  -------------
Total Italy                                                           1,179,491
                                                                  -------------
Japan--10.0%
Advance Residence Investment Corp.                           22          88,815
Ardepro Co., Ltd.                                           434          95,141
Creed Office Investment Corp.                                42         180,459
DA Office Investment Corp.                                   23         149,058
Frontier Real Estate Investment Corp.                        10          73,133
Fukuoka REIT Corp.                                           22         149,667
Global One Real Estate Investment Corp.                      20         245,267
Hankyu REIT, Inc.                                            17         117,782
Heiwa Real Estate Co., Ltd.                              13,500          85,799
Japan Excellent, Inc.                                        15         120,575
Japan Logistics Fund, Inc.                                    9          65,094
Japan Prime Realty Investment Corp.                         119         479,345
Japan Real Estate Investment Corp.                           66         827,105
Japan Retail Fund Investment Corp.                           82         585,006
Japan Single-Residence REIT, Inc.                            22          73,258
Joint Corp.                                               2,119          41,160
Joint REIT Investment Corp.                                   8          26,639
Kenedix Realty Investment Corp.                              42         280,464
Kenedix, Inc.                                                39          63,188
LCP Investment Corp.                                         22          75,818
Leopalace21 Corp.                                        12,959         349,162
Meiwa Estate Co., Ltd.                                    8,850          81,121
MID REIT, Inc.                                               22         102,994
Mitsubishi Estate Co., Ltd.                              28,128         678,557
Mitsui Fudosan Co., Ltd.                                 24,128         524,827
Mori Hills REIT Investment Corp.                              5          34,463

                      See Notes to Schedule of Investments.

WisdomTree International Real Estate Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Mori Trust Sogo REIT, Inc.                                   36   $     386,698
New City Residence Investment Corp.                          45         184,890
Nippon Accommodations Fund, Inc.                             17          88,717
Nippon Building Fund, Inc.                                   70         983,753
Nippon Commercial Investment Corp.                           22          98,268
Nippon Residential Investment Corp.                          48         216,551
Nomura Real Estate Holdings, Inc.                         8,382         202,582
Nomura Real Estate Office Fund, Inc.                         44         417,491
NTT Urban Development Corp.                                  68         110,173
Orix JREIT, Inc.                                             35         230,273
Premier Investment Co.                                       22         134,897
re-plus residential investment, Inc.                         22          72,667
Shoei Co., Ltd.                                             300           4,063
Sumitomo Real Estate Sales Co., Ltd.                      1,440          64,450
Sumitomo Realty & Development Co., Ltd.                   6,501         160,903
Suncity Co., Ltd.                                           163          48,076
Suruga Corp.                                              3,950          66,084
TOC Co., Ltd.(a)                                         10,059          76,535
Toho Real Estate Co., Ltd.                                8,760          53,321
Tokyo Tatemono Co., Ltd.                                 18,000         170,470
Tokyu Land Corp.                                         22,128         190,549
Tokyu Livable, Inc.                                       1,887          22,144
Tokyu REIT, Inc.(a)                                          39         366,558
Top REIT, Inc.                                               44         208,745
United Urban Investment Corp.                                44         296,182
Urban Corp.                                              16,405         219,536
                                                                  -------------
Total Japan                                                          10,668,473
                                                                  -------------
Netherlands--1.2%
Eurocommercial Properties N.V. Class A                    8,399         433,476
VastNed Offices/Industrial N.V.                           8,144         271,121
VastNed Retail N.V.                                       5,942         570,769
                                                                  -------------
Total Netherlands                                                     1,275,366
                                                                  -------------
New Zealand--0.8%
AMP NZ Office Trust                                     134,175         121,840
Goodman Property Trust                                  226,083         252,274
ING Property Trust                                      288,799         235,580
Kiwi Income Property Trust                              236,531         243,910
                                                                  -------------
Total New Zealand                                                       853,604
                                                                  -------------
Singapore--7.1%
Allgreen Properties Ltd.                              1,765,032       1,827,016
Ascendas Real Estate Investment Trust                   415,503         710,089
CapitaCommercial Trust                                  229,190         388,498
CapitaLand Ltd.                                         130,507         568,466
CapitaMall Trust                                        308,805         742,273
City Developments Ltd.                                  101,540       1,001,680
Fortune Real Estate Investment Trust(a)                 333,402         222,770
GuocoLand Ltd.(a)                                        67,768         265,997
Keppel Land Ltd.                                         22,128         111,912
Macquarie MEAG Prime Real Estate
  Investment Trust                                      312,300         238,654
Mapletree Logistics Trust                               218,911         165,767
Singapore Land Ltd.                                     104,756         582,200
Suntec Real Estate Investment Trust                     253,212         300,804
United Industrial Corp., Ltd.                            82,414         157,448
Wheelock Properties S Ltd.                               39,271          58,383
Wing Tai Holdings Ltd.                                   81,402         152,687
                                                                  -------------
Total Singapore                                                       7,494,644
                                                                  -------------

                      See Notes to Schedule of Investments.

WisdomTree International Real Estate Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Spain--1.7%
Astroc Mediterraneo S.A.                                 10,841   $      79,250
Metrovacesa S.A.(a)                                      14,195       1,694,548
Renta Corp Real Estate S.A.                               3,104          69,344
                                                                  -------------
Total Spain                                                           1,843,142
                                                                  -------------
Sweden--2.5%
Castellum AB                                             29,977         311,913
Fabege AB                                                55,722         571,169
Hufvudstaden AB Class A                                  23,390         224,375
Klovern AB                                               40,232         158,732
Kungsleden Fastighet AB                                  93,849       1,045,477
Wallenstam Byggnads AB Class B                            6,641         123,815
Wihlborgs Fastigheter AB                                 11,339         203,071
                                                                  -------------
Total Sweden                                                          2,638,552
                                                                  -------------
Switzerland--0.4%
Allreal Holding AG                                        2,182         251,513
Intershop Holdings                                          577         160,540
                                                                  -------------
Total Switzerland                                                       412,053
                                                                  -------------
United Kingdom--5.4%
Big Yellow Group PLC                                      8,855          77,205
British Land Co. PLC                                     57,244       1,076,827
Brixton PLC                                              48,085         282,129
Capital & Regional PLC                                       53             420
Daejan Holdings PLC                                       1,755         104,805
DTZ Holdings PLC                                          7,369          38,139
Grainger PLC                                              9,726          67,375
Great Portland Estates PLC                               20,361         190,494
Hammerson PLC                                            27,704         565,263
Helical Bar PLC                                           7,778          49,545
Land Securities Group PLC                                75,697       2,269,278
Liberty International PLC                                28,004         600,371
Quintain Estates & Development PLC                       12,731         130,513
Savills PLC                                                  37             206
Shaftesbury PLC                                           8,409          84,030
St. Modwen Properties PLC                                14,876         118,153
UNITE Group PLC                                           6,543          46,237
Warner Estate (Holdings) PLC                                 66             474
Workspace Group PLC                                      12,649          68,487
                                                                  -------------
Total United Kingdom                                                  5,769,951
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $105,926,715)                                                105,626,799
                                                                  =============
INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED--2.9%
MONEY MARKET FUND(b)--2.9%
UBS Private Money Market Fund LLC, 4.78%
(Cost: $3,070,166)(c)                                 3,070,166       3,070,166
                                                                  =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Real Estate Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES--102.4%
(Cost: $108,996,881)(d)                                           $ 108,696,965

Liabilities in Excess of Foreign Currency
  and Other Assets--(2.4)%                                           (2,505,559)
                                                                  -------------

NET ASSETS--100.0%                                                $ 106,191,406
                                                                  =============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $2,626,105 and the total market value of the collateral held by the Fund was $3,070,166.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Real Estate Fund

Sector Breakdown+ as of 12/31/07*


Real Estate Management & Development                                      47.2%
Retail REITS                                                              21.0%
Diversified REITS                                                         16.8%
Office REITS                                                               9.0%
Industrial REITS                                                           4.3%
Residential REITS                                                          0.9%
Specialized REITS                                                          0.3%
Other                                                                      0.5%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
Brazil--14.7%
AES Tiete S.A.                                         10,098,000   $    448,170
Brasil Telecom Participacoes S.A.                          12,524        327,172
Cia de Concessoes Rodoviarias                              33,198        512,890
Cia Energetica de Minas Gerais                             15,598        296,099
CPFL Energia S.A.                                          97,198      1,838,571
Gerdau S.A.                                                21,398        510,907
Grendene S.A.                                              11,498        139,010
Localiza Rent A Car S.A.                                   26,498        281,206
Petroleo Brasileiro S.A.                                  205,596     12,127,853
Souza Cruz S.A.                                            42,198      1,142,665
Telecomunicacoes de Sao Paulo S.A.                         49,898      1,303,515
Tractebel Energia S.A.                                    121,198      1,450,291
                                                                    ------------
Total Brazil                                                          20,378,349
                                                                    ------------
Chile--1.8%
Banco de Chile                                          7,403,355        599,167
Banco Santander Chile S.A.                             17,152,823        843,949
CorpBanca S.A.                                         26,934,729        186,615
Empresa Nacional de Telecomunicaciones S.A.                18,784        293,482
Inversiones Aguas Metropolitanas S.A.                     200,138        241,154
Lan Airlines S.A.                                          27,001        380,221
                                                                    ------------
Total Chile                                                            2,544,588
                                                                    ------------
China--3.4%
Angang Steel Co., Ltd. Class H                            145,996        399,751
Anhui Expressway Co. Class H                              107,984         99,988
Chongqing Iron & Steel Co., Ltd. Class H                   95,984         48,377
Huaneng Power International, Inc. Class H                 471,992        496,967
PetroChina Co. Ltd. Class H                             1,989,968      3,547,407
Shenzhen Expressway Co., Ltd. Class H                      79,984         88,422
                                                                    ------------
Total China                                                            4,680,912
                                                                    ------------
Czech Republic--2.0%
Komercni Banka A.S.                                         5,401      1,298,122
Telefonica O2 Czech Republic A.S.                          51,459      1,541,554
                                                                    ------------
Total Czech Republic                                                   2,839,676
                                                                    ------------
Hungary--0.6%
Magyar Telekom Telecommunications PLC                     164,079        854,045
                                                                    ------------

Indonesia--1.8%
Gudang Garam Tbk PT                                       214,496        194,114
International Nickel Indonesia Tbk PT                     184,496      1,890,630
Tempo Scan Pacific Tbk PT                                 448,442         35,809
Unilever Indonesia Tbk PT                                 623,404        448,015
                                                                    ------------
Total Indonesia                                                        2,568,568
                                                                    ------------
Israel--6.3%
Bank Hapoalim BM                                          180,781        902,731
Bank Leumi Le-Israel BM                                   373,097      1,812,655
Bezeq Israeli Telecommunication Corp. Ltd.                874,251      1,626,302

                      See Notes to Schedule of Investments.

WisdomTree Emerging Markets High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Clal Industries and Investments Ltd.                       22,228   $    122,892
Delek Automotive Systems Ltd.                              16,190        233,659
Discount Investment Corp.                                  14,534        464,454
IDB Development Corp., Ltd.                                25,237        957,287
IDB Holding Corp., Ltd.                                    14,023        428,086
Israel Chemicals Ltd.                                     115,136      1,466,047
Migdal Insurance & Financial Holding Ltd.                 140,657        219,628
Mizrahi Tefahot Bank Ltd.                                  27,585        215,004
Partner Communications Co.                                 13,537        299,650
                                                                    ------------
Total Isreal                                                           8,748,395
                                                                    ------------
Malaysia--6.7%
Batu Kawan Bhd                                             38,900        134,097
Berjaya Sports Toto Bhd                                   357,400        545,773
British American Tobacco (Malaysia) Bhd                    51,900        647,377
Fraser & Neave Holdings Bhd                                44,500        106,978
Gamuda Bhd                                                184,100        268,328
Hong Leong Bank Bhd                                       132,700        254,806
Malayan Banking Bhd                                       548,000      1,905,654
Malaysian Bulk Carriers Bhd                               180,700        243,702
Padiberas Nasional Bhd                                     46,900         29,924
Petronas Gas Bhd                                          178,300        576,901
PLUS Expressways Bhd                                      550,500        546,006
Public Bank Bhd                                           497,900      1,656,154
Shell Refining Co. Federation of Malaya Bhd                51,300        175,292
SP Setia Bhd                                               85,100        128,152
Star Publications Malaysia Bhd                             93,600         97,364
Telekom Malaysia Bhd                                      285,100        965,564
Uchi Technologies Bhd                                      68,900         55,628
UMW Holdings Bhd                                           47,200        222,655
Unisem M Bhd                                               82,900         41,362
YTL Power International Bhd                               789,464        644,558
                                                                    ------------
Total Malaysia                                                         9,246,275
                                                                    ------------
Mexico--3.4%
Embotelladoras Arca SAB de C.V.                            99,898        341,131
Grupo Carso SAB de C.V. Series A1                         297,894      1,127,512
Grupo Continental SAB de C.V.                             236,296        559,438
Grupo Mexico SAB de C.V. Series B                         277,194      1,742,256
Grupo Modelo SAB de C.V. Series C                          59,498        283,417
Kimberly-Clark de Mexico SAB de C.V. Series A             140,396        613,074
                                                                    ------------
Total Mexico                                                           4,666,828
                                                                    ------------
Philippines--1.6%
Bank of the Philippine Islands                            274,994        409,743
Globe Telecom, Inc.                                        15,308        582,279
Philippine Long Distance Telephone Co.                     16,658      1,281,385
                                                                    ------------
Total Philippines                                                      2,273,407
                                                                    ------------
Poland--2.4%
Bank Millennium S.A.                                       87,733        414,880
KGHM Polska Miedz S.A.                                     38,729      1,666,102
Telekomunikacja Polska S.A.                               135,427      1,239,540
                                                                    ------------
Total Poland                                                           3,320,522
                                                                    ------------

                      See Notes to Schedule of Investments.

WisdomTree Emerging Markets High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Russia--0.8%
Mechel ADR                                                 12,074   $  1,172,868
                                                                    ------------

South Africa --7.8%
Afgri Ltd.                                                 82,412         94,539
African Bank Investments Ltd.                              70,174        338,839
African Oxygen Ltd.                                        36,804        173,456
Allied Technologies Ltd.                                   12,139        117,228
Anglo Platinum Ltd.                                        24,433      3,610,958
Astral Foods Ltd.                                           5,156        114,635
Highveld Steel and Vanadium Corp. Ltd.                     16,912        279,624
Hulamin Ltd.                                                9,812         29,575
Illovo Sugar Ltd.                                          29,266         95,707
Lewis Group Ltd.                                           12,914         86,826
Liberty Group Ltd.                                         25,808        338,916
Metropolitan Holdings Ltd.                                142,108        313,769
Nampak Ltd.                                                63,095        198,489
Northam Platinum Ltd.                                      40,331        236,402
Pick'n Pay Holdings Ltd.                                   52,094        116,622
Pick'n Pay Stores Ltd.                                     39,633        218,162
Pretoria Portland Cement Co., Ltd.                         58,238        372,554
Remgro Ltd.                                                46,796      1,359,644
Reunert Ltd.                                               27,320        285,778
Telkom S.A. Ltd.                                          118,383      2,390,402
Tongaat-Hulett                                              9,719        126,565
                                                                    ------------
Total South Africa                                                    10,898,690
                                                                    ------------
South Korea --9.5%
Kookmin Bank                                               35,646      2,627,609
Korea Exchange Bank                                       104,220      1,614,433
KT Corp.                                                   32,080      1,675,885
KT&G Corp.                                                 12,640      1,076,233
SK Telecom Co., Ltd.                                          933        248,189
SK Telecom Co., Ltd. ADR                                   58,303      1,739,762
S-Oil Corp.                                                49,658      4,190,996
                                                                    ------------
Total South Korea                                                     13,173,107
                                                                    ------------
Taiwan--26.2%
Acer, Inc.                                                265,485        519,764
Advantech Co.,Ltd.                                         49,851        113,582
Altek Corp.                                                30,600         41,511
Cheng Loong Corp.                                         103,000         34,297
China Motor Corp.                                         184,360        138,976
China Steel Corp.                                       2,623,280      3,518,250
Chung HWA Pulp                                            106,000         63,075
Chunghwa Telecom Co., Ltd.                              1,594,363      3,189,757
Compal Communications, Inc.                                55,950        138,864
Compal Electronics, Inc.                                  443,890        485,844
E.Sun Financial Holding Co., Ltd.*                        442,000        229,623
Eastern Media International Corp.                         181,000         62,222
Evergreen Marine Corp. (Taiwan) Ltd.                      585,000        533,876
Far EasTone Telecommunications Co., Ltd.                  775,000        979,667
Feng Hsin Iron & Steel Co.                                 99,000        167,877
First Financial Holding Co., Ltd.                         778,360        574,750
Formosa Chemicals & Fibre Corp.                         1,084,000      2,773,960
Formosa International Hotels Corp.                          4,000         36,011
Formosa Petrochemical Corp.                             1,410,000      4,216,806
Formosa Plastics Corp.                                    863,000      2,423,941
Fu Sheng Industrial Co., Ltd.                             136,540        145,656
Fubon Financial Holding Co., Ltd.                         752,000        667,733

                      See Notes to Schedule of Investments.

WisdomTree Emerging Markets High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Gigabyte Technology Co., Ltd.                             121,000   $     78,156
Hotai Motor Co., Ltd.                                      95,000        247,206
Inventec Appliances Corp.                                  79,450        159,466
Kinpo Electronics, Inc.                                   206,200         69,614
LEE Chang Yung Chem IND Corp.                              62,960         75,705
LITE-ON IT Corp.                                            1,045            852
Lite-On Technology Corp.                                  290,869        507,583
Mega Financial Holding Co., Ltd.                        1,978,000      1,216,640
Nan Ya Plastics Corp.                                   1,082,000      2,868,920
Novatek Microelectronics Corp. Ltd.                        57,159        218,524
POU Chen Corp.                                            254,715        238,738
President Chain Store Corp.                                83,000        218,027
Quanta Computer, Inc.                                     433,440        615,391
Shihlin Electric & Engineering Corp.                       58,000         64,376
Sincere Navigation Corp.                                   71,000        120,178
SinoPac Financial Holdings Co., Ltd                       887,000        332,271
Taiwan Cement Corp.                                       342,040        474,550
Taiwan Fertilizer Co., Ltd.                                82,000        201,243
Taiwan Mobile Co., Ltd.                                   909,000      1,219,119
Taiwan Secom Co., Ltd.                                     47,000         73,034
Taiwan Semiconductor Manufacturing Co., Ltd.            2,226,000      4,255,099
Teco Electric and Machinery Co., Ltd.                     200,000         99,894
Tung Ho Steel Enterprise Corp.                            132,000        218,138
U-Ming Marine Transport Corp.                             171,000        467,114
Wan Hai Lines Ltd.                                        412,000        374,724
Wintek Corp.                                              180,000        246,959
Yang Ming Marine Transport Corp.                          650,075        503,072
Yuen Foong Yu Paper Manufacturing Co., Ltd.               131,560         49,283
Yulon Motor Co., Ltd.                                     151,848        145,600
                                                                    ------------
Total Taiwan                                                          36,415,518
                                                                    ------------
Thailand--8.0%
Advanced Info Service PCL                                 559,590      1,611,407
Airports of Thailand PCL                                  160,796        274,477
Asia Plus Securities PCL                                  516,552         57,659
Bangkok Expressway PCL                                     92,388         65,276
Banpu PCL                                                  21,798        258,845
CalComp Electronics (Thailand) PCL                        845,578        175,718
Charoen Pokphand Foods PCL                                783,294        106,966
Delta Electronics Thai PCL                                283,262        183,319
Electricity Generating PCL                                 46,098        153,272
Hana Microelectronics PCL                                 145,284         93,161
Kiatnakin Bank PCL                                        108,898         91,328
Kim Eng Securities Thailand PCL                           100,190         75,845
Krung Thai Bank PCL                                     1,297,214        388,952
Major Cineplex Group PCL                                   83,086         46,865
MCOT PCL                                                   96,686         73,193
Precious Shipping PCL                                     202,896        174,677
PTT Aromatics & Refining PCL*                             364,491        464,926
PTT Chemical PCL                                          166,396        612,531
PTT PCL                                                   303,694      3,389,905
Ratchaburi Electricity Generating
  Holding PCL                                             147,596        200,461
Samart Corp. PCL                                          240,186         58,112
Siam Cement PCL                                           175,596      1,209,389
Siam City Cement PCL                                       28,698        219,803
Thai Airways International PCL                            142,796        166,387
Thai Oil PCL                                              259,594        666,614
Thai Union Frozen Products PCL                            103,884         69,390
Thoresen Thai Agencies PCL                                 71,698        100,571
Tisco Bank PCL                                            133,082        118,523
                                                                    ------------
Total Thailand                                                        11,107,572
                                                                    ------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets High-Yielding Equity Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Turkey--2.4%
Adana Cimento Class A                                       9,806   $     58,974
Akcansa Cimento A.S.                                       29,063        176,027
Aksigorta A.S.                                             35,867        211,117
Arcelik A.S.                                               47,741        331,917
Cimsa Cimento Sanayi VE Tica                               13,829        102,044
Dogus Otomotiv Servis ve Ticaret A.S.                      26,154        195,221
Ford Otomotiv Sanayi A.S.                                  89,207        920,797
Mardin Cimento Sanayii                                     23,046        132,703
Trakya Cam Sanayi A.S.                                     85,859        205,081
Tupras Turkiye Petrol Rafine                               35,933      1,049,866
                                                                    ------------
Total Turkey                                                           3,383,747
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES--99.4%
(Cost: $133,039,680)(a)                                              138,273,067

Foreign Currency and Other Assets in
  Excess of Liabilities--0.6%                                            797,189
                                                                    ------------

NET ASSETS--100.0%                                                  $139,070,256
                                                                    ============

ADR-  American Depositary Receipt
*     Non-income producing security.
(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Emerging Markets High-Yielding Equity Fund

Sector Breakdown+ as of 12/31/07*


Energy                                                                21.6%
Materials                                                             21.1%
Telecommunication Services                                            16.9%
Banks                                                                 12.6%
Utilities                                                              4.6%
Food, Beverage & Tobacco                                               3.6%
Transportation                                                         3.5%
Semiconductors & Semiconductor Equipment                               3.2%
Capital Goods                                                          2.7%
Technology Hardware & Equipment                                        2.6%
Diversified Financials                                                 1.9%
Automobiles & Components                                               1.0%
Insurance                                                              0.8%
Household & Personal Products                                          0.8%
Consumer Durables & Apparel                                            0.8%
Retailing                                                              0.5%
Food & Staples Retailing                                               0.4%
Consumer Services                                                      0.4%
Media                                                                  0.2%
Commercial Services & Supplies                                         0.1%
Real Estate                                                            0.1%
Pharmaceuticals, Biotechnology & Life Sciences                         0.0%#
Other                                                                  0.6%



+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
* A sector may comprise several industries.
# Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.1%
Argentina--0.1%
Banco Macro S.A. ADR                                         1,428   $    35,329
                                                                     -----------

Brazil--2.3%
Cia de Saneamento de Minas Gerais-COPASA*                    7,700       134,101
Grendene S.A.                                               12,600       152,333
Localiza Rent A Car S.A.                                    27,300       289,717
Lojas Renner S.A.                                            6,300       127,416
Obrascon Huarte Lain Brasil S.A.                             3,500        44,222
Totvs S.A.                                                     800        26,517
                                                                     -----------
Total Brazil                                                             774,306
                                                                     -----------
Chile--2.5%
Almendral S.A.                                             464,135        49,867
Cia Cervecerias Unidas S.A.                                 25,642       179,461
Cia de Telecomunicaciones de Chile S.A.
  Class A                                                   50,217        95,805
CorpBanca S.A.                                          25,392,668       175,931
Empresas Iansa S.A.                                        515,917        39,361
Inversiones Aguas Metropolitanas S.A.                      205,446       247,549
Vina Concha y Toro S.A.                                     25,189        52,609
                                                                     -----------
Total Chile                                                              840,583
                                                                     -----------
China--1.0%
Anhui Expressway Co. Class H                               126,000       116,670
Beijing Capital Land Ltd. Class H                           98,000        59,574
Chongqing Iron & Steel Co., Ltd. Class H                   112,000        56,450
Shenzhen Expressway Co., Ltd. Class H                       98,000       108,339
                                                                     -----------
Total China                                                              341,033
                                                                     -----------
Indonesia--2.9%
Bank Internasional Indonesia Tbk PT                      3,766,000       114,273
Gudang Garam Tbk PT                                        231,000       209,050
Indocement Tunggal Prakarsa Tbk PT                          87,500        76,391
Medco Energi Internasional Tbk PT                          252,000       138,174
Ramayana Lestari Sentosa Tbk PT                            580,000        52,489
Tambang Batubara Bukit Asam Tbk PT                         150,500       192,281
United Tractors Tbk PT                                     143,500       166,532
                                                                     -----------
Total Indonesia                                                          949,190
                                                                     -----------
Israel--10.2%
Blue Square-Israel Ltd.                                      4,396        59,276
Clal Industries and Investments Ltd.                        24,146       133,496
Clal Insurance Enterprise Holdings                           1,885        51,276
Delek Automotive Systems Ltd.                               18,756       270,694
Discount Investment Corp.                                   14,845       474,392
Elbit Imaging Ltd.                                           2,436       136,072
Elbit Systems Ltd.                                           1,932       115,699
Gazit Globe Ltd.                                             5,997        65,439
Harel Insurance Investments & Finances Ltd.                  1,083        63,309
IDB Development Corp., Ltd.                                 25,943       984,067
IDB Holding Corp., Ltd.                                     14,726       449,547
Industrial Buildings Corp.                                  14,264        33,983
Migdal Insurance & Financial Holding Ltd.                  135,622       211,766
Mizrahi Tefahot Bank Ltd.                                   20,884       162,775

                      See Notes to Schedule of Investments.

WisdomTree Emerging Markets SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Ormat Industries Ltd.                                        4,340   $    64,869
Strauss Group Ltd.                                           6,795       109,454
                                                                     -----------
Total Israel                                                           3,386,114
                                                                     -----------
Malaysia--11.1%
Affin Holdings Bhd                                          81,000        63,438
AMMB Holdings Bhd                                           77,500        89,054
Batu Kawan Bhd                                              45,500       156,849
Berjaya Sports Toto Bhd                                    379,900       580,132
EON Capital Bhd                                             45,500        90,807
Fraser & Neave Holdings Bhd                                 54,900       131,979
Gamuda Bhd                                                 202,300       294,855
Hong Leong Financial Group Bhd                              90,800       164,741
IJM Corp. Bhd                                               53,400       138,869
Lafarge Malayan Cement Bhd                                  48,090        85,070
Magnum Corp. Bhd*                                          145,600       144,411
Malaysian Bulk Carriers Bhd                                198,100       267,168
Petronas Dagangan Bhd                                       84,500       221,024
PPB Group Bhd                                               78,900       262,443
Sarawak Energy Bhd                                          94,300        68,437
Shell Refining Co. Federation of Malaya Bhd                 60,700       207,412
SP Setia Bhd                                               100,500       151,342
Star Publications Malaysia Bhd                             111,100       115,569
Titan Chemicals Corp. Bhd                                  208,600        84,525
Uchi Technologies Bhd                                       72,500        58,535
UMW Holdings Bhd                                            53,400       251,902
Unisem M Bhd                                               100,400        50,094
                                                                     -----------
Total Malaysia                                                         3,678,656
                                                                     -----------
Mexico--3.1%
Consorcio ARA SAB de C.V.                                  179,200       200,310
Gruma SAB de C.V. Class B                                   28,700        96,006
Grupo Aeroportuario del Sureste SAB de
  C.V. Class B                                               9,800        59,980
Grupo Continental SAB de C.V.                              228,200       540,272
Mexichem SAB de C.V.                                        18,200        72,855
Vitro SAB de C.V. Series A                                  23,800        52,335
                                                                     -----------
Total Mexico                                                           1,021,758
                                                                     -----------
Philippines--1.3%
Banco de Oro-EPCI, Inc.                                     30,800        45,146
First Gen Corp.                                             61,400        88,511
First Philippine Holdings Corp.                             38,500        67,626
Jollibee Foods Corp.                                        43,400        54,677
Metropolitan Bank & Trust                                   39,900        52,684
Petron Corp.                                               399,000        55,101
Universal Robina Corp.                                     221,900        75,266
                                                                     -----------
Total Philippines                                                        439,011
                                                                     -----------
Poland--0.6%
Kredyt Bank S.A.                                            13,163       125,777
Pfleiderer Grajewo S.A.                                      3,554        76,590
                                                                     -----------
Total Poland                                                             202,367
                                                                     -----------
South Africa--13.6%
Aeci Ltd.                                                    7,273        84,070
Afgri Ltd.                                                  61,877        70,982

                      See Notes to Schedule of Investments.

WisdomTree Emerging Markets SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
African Bank Investments Ltd.                               75,245   $   363,323
African Oxygen Ltd.                                         36,800       173,437
Allied Technologies Ltd.                                    12,661       122,269
Astral Foods Ltd.                                            5,411       120,304
AVI Ltd.                                                    21,724        63,732
Caxton and CTP Publishers and Printers Ltd.                 39,761        96,110
Discovery Holdings Ltd.                                     20,737        82,319
Foschini Ltd.                                               19,274       136,214
Grindrod Ltd.                                               41,763       143,114
Highveld Steel and Vanadium Corp. Ltd.                      17,771       293,827
Illovo Sugar Ltd.                                           30,857       100,910
JD Group Ltd.                                               19,682       146,873
Lewis Group Ltd.                                            10,706        71,981
Medi-Clinic Corp. Ltd.                                      23,017        77,123
Metropolitan Holdings Ltd.                                 135,402       298,962
Mr Price Group Ltd.                                         17,337        55,808
Nampak Ltd.                                                 64,691       203,510
New Clicks Holdings Ltd.                                    35,687        76,289
Northam Platinum Ltd.                                       41,826       245,166
Pick'n Pay Holdings Ltd.                                    47,291       105,870
Pick'n Pay Stores Ltd.                                      40,851       224,866
Reunert Ltd.                                                27,415       286,772
Santam Ltd.                                                 10,458       159,142
Shoprite Holdings Ltd.                                      32,252       203,157
Spar Group Ltd. (The)                                       10,157        89,616
Super Group Ltd.                                            26,729        45,367
Tongaat-Hulett                                              10,332       134,548
Truworths International Ltd.                                29,337       115,900
Woolworths Holdings Ltd.                                    56,032       131,177
                                                                     -----------
Total South Africa                                                     4,522,738
                                                                     -----------
South Korea--10.7%
Asiana Airlines                                              9,805        89,560
Bukwang Pharmaceutical Co., Ltd.                             2,500       107,633
Cheil Communications, Inc.                                     364       109,661
Cheil Industries, Inc.                                       2,695       150,578
CJ Home Shopping                                               807        45,176
Daegu Bank                                                  12,370       205,495
Dongbu Corp.                                                 2,240        56,835
Dongbu Insurance Co., Ltd.                                   3,080       179,986
Glovis Co., Ltd.                                               614        41,653
GS Home Shopping, Inc.                                         740        53,125
Halla Climate Control                                        9,920        91,988
Hankook Tire Co., Ltd.                                       6,000       114,737
Hanwha Chem Corp.                                            5,620       111,073
Hotel Shilla Co., Ltd.                                       1,610        38,700
Hyosung Corp.                                                1,188        74,246
Hyundai Marine & Fire Insurance Co., Ltd.                    4,060       110,603
Korea Kumho Petrochemical Co.                                1,104        70,176
Korean Reinsurance Co.                                       6,000        83,970
Kumho Industrial Co., Ltd.                                   1,715       103,701
Kumho Tire Co., Inc.                                         5,340        79,868
LG Dacom Corp.                                               5,620       127,884
LG Household & Health Care Ltd.                                385        79,793
LS Cable Ltd.                                                1,596       153,624
LS Industrial Systems Co., Ltd.                              1,554        92,305
Nong Shim Co., Ltd.                                            342        71,064
Poongsan Corp.                                               2,730        64,163
Pusan Bank                                                  11,390       191,040
S1 Corp.                                                     2,310       139,185
Samsung Fine Chemicals Co., Ltd.                             1,407        66,137
Samsung SDI Co., Ltd.                                        1,435       101,947
Seoul Securities Co., Ltd.                                  21,560        50,903

                      See Notes to Schedule of Investments.

WisdomTree Emerging Markets SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
SFA Engineering Corp.                                          831   $    53,710
SKC Co., Ltd.                                                1,470        43,972
STX Corp.                                                      789        70,382
STX Engine Co., Ltd.                                           656        45,203
Taihan Electric Wire Co., Ltd.                               2,310       120,923
Woongjin Coway Co., Ltd.                                     2,660        86,673
Woongjin Holdings Co., Ltd.                                  2,520        56,266
                                                                     -----------
Total South Korea                                                      3,533,938
                                                                     -----------
Taiwan--23.4%
Advantech Co.,Ltd.                                          49,000       111,643
Altek Corp.                                                 28,000        37,984
Asia Optical Co., Inc.                                      25,000        70,141
Cheng Loong Corp.                                          119,000        39,624
Cheng Shin Rubber Industry Co., Ltd.                        63,000       102,946
China Motor Corp.                                          189,000       142,473
Chung HWA Pulp                                              91,000        54,149
Compal Communications, Inc.                                 49,000       121,614
D-Link Corp.                                                35,000        61,832
E.Sun Financial Holding Co., Ltd.*                         427,000       221,831
Eastern Media International Corp.                          195,000        67,035
Elitegroup Computer Systems*                                77,000        32,287
Epistar Corp.                                               21,000        89,997
Eternal Chemical Co., Ltd.                                  42,000        45,581
Eva Airways Corp.*                                         161,000        67,012
Evergreen Marine Corp. (Taiwan) Ltd.                       597,000       544,826
Everlight Electronics Co., Ltd.                             28,000       102,730
Feng Hsin Iron & Steel Co.                                  91,000       154,311
Formosa Taffeta Co., Ltd.                                  133,000       134,089
Fu Sheng Industrial Co., Ltd.                              140,000       149,347
Gigabyte Technology Co., Ltd.                              113,000        72,989
Hotai Motor Co., Ltd.                                       92,000       239,399
Inventec Appliances Corp.                                   81,000       162,577
Inventec Co., Ltd.                                         203,000       117,665
King Yuan Electronics Co., Ltd.                             98,000        47,739
Kinpo Electronics, Inc.                                    168,000        56,717
Largan Precision Co., Ltd.                                   7,000        92,802
LEE Chang Yung Chem IND Corp.                               70,000        84,170
LITE-ON IT Corp.                                           210,000       171,253
Micro-Star International Co., Ltd.                          53,000        44,855
Mitac International                                        112,000       109,982
Phoenix Precision Technology Corp.                          63,000        53,415
POU Chen Corp.                                             252,000       236,193
Powertech Technology, Inc.                                  28,000        99,708
President Chain Store Corp.                                 91,000       239,042
Realtek Semiconductor Corp.                                 28,000        97,119
Shihlin Electric & Engineering Corp.                        56,000        62,156
Sincere Navigation Corp.                                    63,000       106,636
Sunplus Technology Co., Ltd.                                78,000       116,875
Synnex Technology International Corp.                       84,000       209,777
Ta Chong Bank Co., Ltd.*                                   154,000        47,243
Taiwan Fertilizer Co., Ltd.                                 84,000       206,151
Taiwan Glass Industrial Corp.                               63,000        68,566
Taiwan Secom Co., Ltd.                                      56,000        87,018
Teco Electric and Machinery Co., Ltd.                      182,000        90,903
Transcend Information, Inc.                                 22,000        69,186
Tripod Technology Corp.                                     14,000        50,502
Tung Ho Steel Enterprise Corp.                             140,000       231,359
U-Ming Marine Transport Corp.                              168,000       458,919
Unimicron Technology Corp.                                  67,000       117,745
Wan Hai Lines Ltd.                                         420,000       382,001
Wintek Corp.                                               182,000       249,703
Wistron Corp.                                               98,000       182,195
Yang Ming Marine Transport Corp.                           656,000       507,657

                      See Notes to Schedule of Investments.

WisdomTree Emerging Markets SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Yuen Foong Yu Paper Manufacturing Co., Ltd.                154,000   $    57,689
Yulon Motor Co., Ltd.                                      147,000       140,952
Zyxel Communications Corp.                                  42,000        54,581
                                                                     -----------
Total Taiwan                                                           7,774,891
                                                                     -----------
Thailand--11.9%
Airports of Thailand PCL                                   151,900       259,292
Bangkok Dusit Medical Service PCL                           51,800        51,516
Bangkok Expressway PCL                                      93,600        66,133
Bank of Ayudhya PCL                                         60,700        47,302
Banpu PCL                                                   23,100       274,306
BEC World PCL                                               76,100        64,951
CalComp Electronics (Thailand) PCL                         877,600       182,372
Charoen Pokphand Foods PCL                                 784,000       107,062
CP ALL PCL                                                 384,800       124,516
Delta Electronics Thai PCL                                 278,600       180,302
Electricity Generating PCL                                  49,700       165,249
Glow Energy PCL                                             70,500        70,113
Hana Microelectronics PCL                                  128,600        82,463
Kiatnakin Bank PCL                                         109,000        91,413
Kim Eng Securities Thailand PCL                             90,100        68,207
Land and Houses PCL                                        463,400       103,176
Major Cineplex Group PCL                                   113,200        63,850
MCOT PCL                                                   102,000        77,215
Minor International PCL                                    110,400        59,649
Phatra Securities PCL                                       66,300        67,412
Precious Shipping PCL                                      198,100       170,548
PTT Aromatics & Refining PCL*                              347,340       443,048
Ratchaburi Electricity Generating
  Holding PCL                                              154,700       210,109
Regional Container Lines PCL                               103,400        91,321
Siam City Bank PCL                                         228,000       100,175
Siam City Cement PCL                                        30,100       230,542
Thai Airways International PCL                             146,300       170,470
Thai Union Frozen Products PCL                             124,400        83,093
Thoresen Thai Agencies PCL                                  63,500        89,072
Tisco Bank PCL                                             133,500       118,896
TPI Polene PCL                                             102,700        22,714
                                                                     -----------
Total Thailand                                                         3,936,487
                                                                     -----------
Turkey--4.4%
Adana Cimento Class A                                       10,552        63,461
Akcansa Cimento A.S.                                        30,019       181,817
Aksigorta A.S.                                              37,402       220,152
Cimsa Cimento Sanayi VE Tica                                11,898        87,795
Dogus Otomotiv Servis ve Ticaret A.S.                       17,792       132,804
Hurriyet Gazetecilik A.S.*                                  25,882        79,926
Mardin Cimento Sanayii                                      19,414       111,789
Petrol Ofisi A.S.                                           32,280       166,598
Tofas Turk Otomobil Fabrikasi A.S.                          19,997       104,911
Trakya Cam Sanayi A.S.                                      71,150       169,947
Turk Ekonomi Bankasi A.S.                                   19,106        47,918
Yazicilar Holding A.S. Class A                               8,251        71,090
                                                                     -----------
Total Turkey                                                           1,438,208
                                                                     -----------
TOTAL COMMON STOCKS
(Cost: $34,761,684)                                                   32,874,609
                                                                     ===========

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets SmallCap Dividend Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
RIGHTS*--0.0%
South Korea--0.0%
Kumho Industrial Co., Ltd,
  expiring 2/20/2008
(Cost: $0)                                                     205   $     2,978
                                                                     ===========
TOTAL INVESTMENTS IN SECURITIES--99.1%
(Cost: $34,761,684)(a)                                                32,877,587

Cash, Foreign Currency and Other Assets
  in Excess of Liabilities--0.9%                                         312,756
                                                                     -----------

NET ASSETS--100.0%                                                   $33,190,343
                                                                     ===========

ADR-  American Depositary Receipt.
*     Non-income producing security.
(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Emerging Markets SmallCap Fund

Sector Breakdown+ as of 12/31/07*


Transportation                                                            12.3%
Capital Goods                                                             12.1%
Materials                                                                 10.5%
Technology Hardware & Equipment                                            8.6%
Food, Beverage & Tobacco                                                   7.4%
Banks                                                                      5.7%
Retailing                                                                  5.1%
Energy                                                                     5.1%
Consumer Durables & Apparel                                                4.9%
Insurance                                                                  4.4%
Utilities                                                                  3.3%
Automobiles & Components                                                   3.3%
Food & Staples Retailing                                                   3.2%
Consumer Services                                                          2.6%
Diversified Financials                                                     2.6%
Media                                                                      2.0%
Semiconductors & Semiconductor Equipment                                   1.7%
Real Estate                                                                1.4%
Telecommunication Services                                                 1.0%
Commercial Services & Supplies                                             0.9%
Health Care Equipment & Services                                           0.4%
Pharmaceuticals, Biotechnology & Life Sciences                             0.3%
Household & Personal Products                                              0.2%
Software & Services                                                        0.1%
Other                                                                      0.9%


+ The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.
*  A sector may comprise several industries.

Schedule of Investments (unaudited)
WisdomTree International Basic Materials Sector Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--100.0%
Australia--23.8%
Alumina Ltd.                                            179,639   $   1,004,753
Ausdrill Ltd.                                            22,604          45,649
Auspine Ltd.                                              3,863          23,676
BHP Billiton Ltd.                                       277,482       9,779,836
BlueScope Steel Ltd.                                    184,375       1,562,243
Consolidated Rutile Ltd.                                135,982          66,863
Dominion Mining Ltd.                                     10,127          49,529
Equigold NL(a)                                           31,651         110,331
Forest Enterprises Australia Ltd.                       276,888         159,245
GRD Ltd.                                                 24,934          46,414
Great Southern Plantations Ltd.                          85,919         144,847
Gunns Ltd.(a)                                            97,446         311,447
Iluka Resources Ltd.(a)                                  40,731         164,514
Incitec Pivot Ltd.                                        4,087         420,224
Independence Group NL                                    14,556         114,006
Jubilee Mines NL(a)                                      29,595         589,360
Minara Resources Ltd.                                   171,951         940,615
Mincor Resources NL(a)                                   43,834         162,036
Newcrest Mining Ltd.                                      3,384          98,351
Nufarm Ltd.(a)                                           23,243         289,189
OneSteel Ltd.(a)                                        200,227       1,081,228
Orica Ltd.                                               33,595         936,565
PaperlinX Ltd.(a)                                        82,664         193,071
Rio Tinto Ltd.(a)                                        36,058       4,240,956
Straits Resources Ltd.                                   16,181          93,771
Wattyl Ltd.                                              13,598          29,491
Zinifex Ltd.                                            216,663       2,358,988
                                                                  -------------
Total Australia                                                      25,017,198
                                                                  -------------
Austria--0.9%
BOEHLER-UDDEHOLM AG                                       5,100         514,272
voestalpine AG                                            5,746         415,427
                                                                  -------------
Total Austria                                                           929,699
                                                                  -------------
Belgium--1.7%
Cumerio                                                   2,173          90,577
Solvay S.A.                                               8,308       1,162,441
Tessenderlo Chemie N.V.                                   3,591         174,307
Umicore                                                   1,622         403,146
                                                                  -------------
Total Belgium                                                         1,830,471
                                                                  -------------
Finland--4.6%
Kemira Oyj                                               11,011         231,820
Outokumpu Oyj                                            27,771         861,181
Rautaruukki Oyj                                          17,748         769,372
Stora Enso Oyj Class R                                   85,008       1,272,688
UPM-Kymmene Oyj                                          86,088       1,739,455
                                                                  -------------
Total Finland                                                         4,874,516
                                                                  -------------
France--2.3%
L'Air Liquide S.A.                                       16,025       2,384,874
                                                                  -------------
Germany--19.1%
ALTANA AG                                                34,998         851,961
BASF AG                                                  62,598       9,281,187
Bayer AG                                                 57,329       5,241,132
K+S AG                                                    3,742         890,404

                      See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Salzgitter AG                                             1,568   $     233,949
ThyssenKrupp AG                                          47,741       2,676,820
Wacker Chemie AG                                          3,301         954,145
                                                                  -------------
Total Germany                                                        20,129,598
                                                                  -------------
Italy--0.0%
Sol SpA                                                   2,426          17,345
                                                                  -------------
Japan--15.3%
ADEKA Corp.                                               4,200          43,009
Aica Kogyo Co., Ltd.                                      4,200          39,701
Aichi Steel Corp.(a)                                     25,000         122,857
Air Water, Inc.                                          14,000         141,610
Arisawa Manufacturing Co., Ltd.(a)                        8,700          99,371
Asahi Kasei Corp.                                        70,000         466,186
Chuetsu Pulp & Paper Co., Ltd.                           14,000          28,071
Daicel Chemical Industries Ltd.                          14,000          83,964
Daido Steel Co., Ltd.                                    25,000         187,755
Dainippon Ink & Chemicals, Inc.                          44,000         220,561
Daio Paper Corp.(a)                                      12,000          97,964
Denki Kagaku Kogyo K.K.                                  28,000         122,061
DOWA HOLDINGS Co., Ltd.                                  14,000          98,250
Earth Chemical Co., Ltd.                                  1,400          34,651
Fujimi, Inc.                                              2,300          34,938
Gun-Ei Chemical Industry Co., Ltd.                        8,000          15,540
Hitachi Chemical Co., Ltd.                                9,300         214,362
Hitachi Metals Ltd.                                      14,000         188,981
Hokuetsu Paper Mills Ltd.                                14,000          68,299
JFE Holdings, Inc.                                       48,000       2,431,903
JSR Corp.                                                 7,600         196,267
Kaneka Corp.                                             14,000         116,045
Kansai Paint Co., Ltd.                                   14,000         101,383
Kobe Steel Ltd.                                         263,000         856,931
Lintec Corp.                                              1,400          23,811
Mitsubishi Chemical Holdings Corp.                       96,000         737,305
Mitsubishi Gas Chemical Co., Inc.                        25,000         246,162
Mitsubishi Materials Corp.                               48,000         205,380
Mitsubishi Steel Manufacturing Co., Ltd.(a)              26,000         101,007
Mitsui Chemicals, Inc.                                   28,000         183,968
Nihon Parkerizing Co., Ltd.                               4,000          53,565
Nippon Kayaku Co., Ltd.                                  14,000          91,608
Nippon Metal Industry Co., Ltd.(a)                       14,000          42,859
Nippon Paint Co., Ltd.                                   14,000          68,800
Nippon Shokubai Co., Ltd.                                17,000         163,586
Nippon Steel Corp.                                      405,000       2,508,705
Nissan Chemical Industies Ltd.                           11,000         143,857
Nisshin Steel Co., Ltd.                                  56,000         197,001
Nitto Denko Corp.                                         7,100         376,243
NOF Corp.                                                14,000          56,268
OJI Paper Co., Ltd.                                      70,000         344,000
Rengo Co., Ltd.(a)                                       14,000          91,357
Sanyo Special Steel Co., Ltd.                            17,000         115,347
Shin-Etsu Chemical Co., Ltd.                              8,100         508,992
Showa Denko K.K.                                         45,000         161,124
Sumitomo Bakelite Co., Ltd.                              14,000          84,590
Sumitomo Chemical Co., Ltd.                              90,000         803,205
Sumitomo Metal Industries Ltd.                          243,000       1,128,917
Sumitomo Metal Mining Co., Ltd.                          25,000         427,427
Taiyo Nippon Sanso Corp.                                 14,000         131,460
Toagosei Co., Ltd.                                       14,000          44,614
Toho Titanium Co., Ltd.(a)                                2,700          81,207
Tokai Carbon Co., Ltd.                                    7,000          62,973
Tokuyama Corp.                                           11,000         110,576

                      See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Tokyo Ohka Kogyo Co., Ltd.                                1,400   $      31,267
Tokyo Steel Manufacturing Co., Ltd.                       5,600          62,459
Topy Industries Ltd.                                     14,000          38,222
Tosoh Corp.                                              42,000         180,835
Toyo Ink Manufacturing Co., Ltd.                         14,000          47,747
Ube Industries Ltd.                                      28,000          95,493
Yamato Kogyo Co., Ltd.                                    4,200         172,940
Yodogawa Steel Works Ltd.                                14,000          71,557
Yushiro Chemical Industry Co., Ltd.                       1,400          23,259
Zeon Corp.                                               12,000          72,399
                                                                  -------------
Total Japan                                                          16,102,752
                                                                  -------------
Netherlands--2.8%
Akzo Nobel N.V.                                          23,665       1,895,702
Koninklijke DSM N.V.                                     22,458       1,061,547
                                                                  -------------
Total Netherlands                                                     2,957,249
                                                                  -------------
New Zealand--0.1%
Nuplex Industries Ltd.                                   23,105         122,685
                                                                  -------------
Norway--1.1%
Norske Skogindustrier ASA                                44,800         372,931
Yara International ASA                                   15,900         736,457
                                                                  -------------
Total Norway                                                          1,109,388
                                                                  -------------
Portugal--0.3%
Corticeira Amorim S.A.                                    6,516          18,672
Portucel-Empresa Produtora De Pasta E
  Papel, S.A.                                            71,224         232,217
                                                                  -------------
Total Portugal                                                          250,889
                                                                  -------------
Singapore--0.0%
Midas Holdings Ltd.                                      12,000          12,672
                                                                  -------------
Spain--0.6%
Acerinox S.A.(a)                                         19,573         481,619
Grupo Empresarial Ence S.A.                               8,916          94,769
Tubos Reunidos S.A.                                      12,352          87,587
                                                                  -------------
Total Spain                                                             663,975
                                                                  -------------
Sweden--2.5%
Billerud AB                                               7,000          72,023
Boliden AB                                               31,550         396,620
Holmen AB Class B(a)                                      8,400         311,920
SSAB Svenskt Staal AB Series A                           15,400         419,359
Svenska Cellulosa Aktiebolaget SCA Class B               78,800       1,395,996
                                                                  -------------
Total Sweden                                                          2,595,918
                                                                  -------------
Switzerland--1.5%
Ciba Specialty Chemicals AG                              11,015         510,787
Givaudan                                                    475         457,735

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Basic Materials Sector Fund
December 31, 2007
================================================================================
Investments                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Lonza Group AG                                            1,444   $     175,247
Schmolz + Bickenbach AG                                   1,021          82,517
Syngenta AG                                               1,279         325,921
                                                                  -------------
Total Switzerland                                                     1,552,207
                                                                  -------------
United Kingdom--23.4%
Anglo American PLC                                      105,358       6,459,551
Antofagasta PLC                                          38,612         551,094
BHP Billiton PLC                                        140,786       4,332,644
Croda International PLC                                   6,998          80,935
DS Smith PLC                                             87,461         364,304
Elementis PLC                                            20,131          30,455
Filtrona PLC                                             18,875          76,084
Foseco PLC                                                8,878          50,013
Imperial Chemical Industries PLC                         86,425       1,147,491
Johnson Matthey PLC                                      19,475         729,206
Kazakhmys PLC                                            29,377         801,732
Lonmin PLC                                                9,416         579,736
Rio Tinto PLC                                            66,237       7,010,539
Vedanta Resources PLC                                    12,532         510,399
Victrex PLC                                               4,631          66,373
Xstrata PLC                                              24,441       1,727,155
Yule Catto & Co. PLC                                     23,169          86,821
                                                                  -------------
Total United Kingdom                                                 24,604,532
                                                                  -------------
TOTAL COMMON STOCKS
(Cost: $100,066,151)                                                105,155,968
                                                                  =============

INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--6.4%
MONEY MARKET FUNDS(b) --6.4%
UBS Enhanced Yield Portfolio, 4.87%                   4,070,900       4,070,900
UBS Private Money Market Fund LLC, 4.78%              2,698,868       2,698,868
                                                                  -------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $6,769,768) (c)                                                6,769,768
                                                                  =============

TOTAL INVESTMENTS IN SECURITIES --106.4%
(Cost: $106,835,919) (d)                                            111,925,736

Liabilities in Excess of Cash, Foreign
  Currency and Other Assets --(6.4)%                                 (6,776,174)
                                                                  -------------

NET ASSETS--100.0%                                                $ 105,149,562
                                                                  =============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $6,131,556 and the total market value of the collateral held by the Fund was $6,769,768.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund

Industry Breakdown+ as of 12/31/07


Mining                                                42.3%
Chemicals                                             34.1%
Iron/Steel                                            16.6%
Forest Products & Paper                                7.0%
Other                                                  0.0%#


+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
# Amount represents less than 0.05%

Schedule of Investments (unaudited)
WisdomTree International Communications Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
Australia--6.2%
APN News & Media Ltd.                                     10,163   $     47,028
ASG Group Ltd.                                             2,072          3,220
Austereo Group Ltd.                                       14,553         30,668
Commander Communications Ltd.                              6,449          1,557
Consolidated Media Holdings, Ltd.(a)                       7,256         26,759
Crown Ltd.*(a)                                             4,462         52,695
Iress Market Technology Ltd.                               3,031         21,291
John Fairfax Holdings Ltd.(a)                             64,588        265,410
Oakton Ltd.                                                2,703         13,837
Photon Group Ltd.                                             51            284
SAI Global Ltd.(a)                                        12,014         33,229
Seek Ltd.                                                  6,151         43,207
Service Stream Ltd.                                        5,356          8,559
Seven Network Ltd.                                         8,289         93,379
SMS Management & Technology Ltd.                           3,746         24,998
STW Communications Group Ltd.                              7,854         16,206
Telstra Corp. Ltd.                                       436,544      1,797,712
Ten Network Holdings Ltd.                                 22,182         53,367
West Australian Newspapers Holdings Ltd.                   8,700         95,717
Wotif.com Holdings Ltd.                                    2,472         11,569
                                                                   ------------
Total Australia                                                       2,640,692
                                                                   ------------
Belgium--1.8%
Belgacom S.A.                                             12,504        616,817
Mobistar S.A.                                              1,482        134,881
                                                                   ------------
Total Belgium                                                           751,698
                                                                   ------------
Denmark--0.0%
Rella Holding A/S                                            650         10,578
                                                                   ------------
Finland--5.1%
Alma Media Corp.                                           6,825        116,449
Elcoteq SE                                                 3,004         17,832
Elektrobit Corp.                                          23,324         55,925
Elisa Oyj                                                  5,398        165,735
Nokia Oyj                                                 42,977      1,666,372
PKC Group Oyj                                                603          7,670
Sanoma-WSOY Oyj                                            4,451        127,744
Talentum Oyj                                               2,405          9,670
                                                                   ------------
Total Finland                                                         2,167,397
                                                                   ------------
France--7.1%
Alcatel-Lucent                                            38,212        276,546
Canal Plus S.A.                                            2,887         34,781
Havas S.A.                                                 6,266         30,598
Iliad S.A.                                                    82          8,824
IPSOS                                                        338          9,636
JC Decaux S.A.                                             2,728        107,290
Lagardere SCA                                              2,179        163,400
M6, Metropole Television                                   4,316        113,584
PagesJaunes Groupe S.A.                                   17,547        351,726
Publicis Groupe                                            1,832         71,730
Teleperformance                                              430         16,742
Television Francaise 1 S.A.                                3,848        102,955
Vivendi                                                   37,669      1,728,220
                                                                   ------------
Total France                                                          3,016,032
                                                                   ------------
Germany--7.8%
Comdirect Bank AG                                          3,157         38,587

                      See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Deutsche Telekom AG                                      147,453   $  3,238,067
United Internet AG                                         1,868         45,473
                                                                   ------------
Total Germany                                                         3,322,127
                                                                   ------------
Hong Kong--11.7%
China Mobile Ltd.                                        245,000      4,332,919
China Netcom Group Corp. (Hong Kong) Ltd.                 94,500        284,201
China Unicom Ltd.                                         82,000        188,242
Next Media Ltd.                                          128,000         45,472
PCCW Ltd.                                                205,000        121,726
Television Broadcasts Ltd.                                 6,000         36,050
Tradelink Electronic Commerce Ltd.                        18,000          2,378
                                                                   ------------
Total Hong Kong                                                       5,010,988
                                                                   ------------
Ireland--0.2%
Independent News & Media PLC                              18,098         62,843
                                                                   ------------
Italy--5.5%
Arnoldo Mondadori Editore SpA(a)                           6,980         57,353
CIR-Compagnie Industriali Riunite SpA                      9,912         36,846
Gruppo Editoriale L'Espresso SpA                           9,159         40,909
Mediaset SpA                                              45,151        455,819
RCS MediaGroup SpA                                         4,218         18,362
Seat Pagine Gialle SpA                                    92,346         36,521
Telecom Italia SpA                                       552,240      1,715,731
                                                                   ------------
Total Italy                                                           2,361,541
                                                                   ------------
Japan--5.2%
Denki Kogyo Co., Ltd.                                      1,000          5,469
Hakuhodo DY Holdings, Inc.                                   310         17,204
KDDI Corp.                                                    24        178,741
Matsui Securities Co., Ltd.                                2,800         22,181
Nippon Telegraph & Telephone Corp.                           155        775,590
Nippon Television Network Corp.                              180         24,153
NTT DoCoMo, Inc.                                             592        985,651
SBI Holdings, Inc.                                           325         88,876
SOFTBANK CORP.                                             1,000         20,678
Tokyo Broadcasting System, Inc.                            1,000         21,483
Trend Micro, Inc.                                          1,500         53,708
Uniden Corp.                                               1,000          5,845
Yahoo Japan Corp.                                             87         38,938
                                                                   ------------
Total Japan                                                           2,238,517
                                                                   ------------
Netherlands--3.2%
Reed Elsevier N.V.                                        14,112        281,633
Royal KPN N.V.                                            50,052        910,341
Wegener N.V.                                                 270          6,032
Wolters Kluwer N.V.                                        5,440        178,796
                                                                   ------------
Total Netherlands                                                     1,376,802
                                                                   ------------
New Zealand--1.1%
Telecom Corp. of New Zealand Ltd.                        135,788        454,556
                                                                   ------------
Norway--0.2%
Schibsted ASA                                                900         39,034
Tandberg ASA                                               3,000         62,709
                                                                   ------------
Total Norway                                                            101,743
                                                                   ------------
Portugal--1.4%
Portugal Telecom, SGPS, S.A.                              33,866        442,158

                      See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
PT Multimedia Servicos de Telecomunicacoes
  e Multimedia, SGPS, S.A.                                10,582   $    147,752
                                                                   ------------
Total Portugal                                                          589,910
                                                                   ------------
Singapore--3.6%
Keppel Telecommunications &
  Transportation Ltd.                                      9,000         36,264
MobileOne Ltd.                                            33,600         44,350
Singapore Press Holdings Ltd.                             36,000        112,543
Singapore Telecommunications Ltd.                        449,000      1,247,699
StarHub Ltd.                                              45,330         88,490
Yellow Pages (Singapore) Ltd.                             11,000          7,795
                                                                   ------------
Total Singapore                                                       1,537,141
                                                                   ------------
Spain--12.4%
Gestevision Telecinco, S.A.                               12,657        324,025
Promotora de Informaciones, S.A.                           1,405         26,376
Telefonica, S.A.                                         152,003      4,938,085
Vocento S.A.                                                 809         16,086
                                                                   ------------
Total Spain                                                           5,304,572
                                                                   ------------
Sweden--3.6%
Eniro AB                                                   5,300         47,562
Tele2 AB Class B                                           4,500         90,164
Telefonaktiebolaget LM Ericsson Class B                  202,000        474,434
TeliaSonera AB                                            99,500        931,388
                                                                   ------------
Total Sweden                                                          1,543,548
                                                                   ------------
Switzerland--1.1%
Swisscom AG                                                1,235        482,153
                                                                   ------------
United Kingdom--22.4%
Aegis Group PLC                                            8,378         19,512
British Sky Broadcasting Group PLC                        24,076        296,660
BT Group PLC                                             230,124      1,249,427
Cable & Wireless PLC                                      44,917        166,306
Centaur Media PLC                                          1,691          3,164
Daily Mail & General Trust N.V. Class A                    4,689         46,366
Emap PLC                                                   4,339         79,462
Euromoney Institutional Investor PLC                       2,429         18,084
Future PLC                                                 9,444          6,063
GCAP Media PLC                                             6,428         15,547
Informa PLC                                                5,376         49,414
Inmarsat PLC                                              12,162        131,459
ITV PLC                                                   73,288        124,588
Pearson PLC                                               19,930        290,404
Reed Elsevier PLC                                         23,523        318,174
Reuters Group PLC                                         16,981        215,321
Smiths News PLC                                            5,313         11,026
Taylor Nelson Sofres PLC                                   4,613         19,054
Trinity Mirror PLC                                         7,943         55,103
United Business Media PLC                                  3,457         44,695
UTV PLC                                                    1,073          5,094
Vodafone Group PLC                                     1,627,473      6,084,060
Wilmington Group PLC                                       2,186          9,116
WPP Group PLC                                             10,502        135,257
Yell Group PLC                                            20,442        163,174
                                                                   ------------
Total United Kingdom                                                  9,556,530
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $37,378,011)                                                  42,529,368
                                                                   ============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Communications Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--0.5%
MONEY MARKET FUNDS(b)--0.5%
UBS Enhanced Yield Portfolio, 4.87%                       14,057   $     14,057
UBS Private Money Market Fund LLC, 4.78%                 178,281        178,281
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $192,338)(c)                                                     192,338
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES--100.1%
(Cost: $37,570,349)(d)                                               42,721,706

Liabilities in Excess of Foreign
  Currency and Other Assets--(0.1)%                                     (25,805)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 42,695,901
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $181,991 and the total market value of the collateral held by the Fund was $192,338.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund

Industry Breakdown+ as of 12/31/07


Telecommunications                                         80.7%
Media                                                      16.3%
Advertising                                                 1.5%
Internet                                                    1.0%
Lodging                                                     0.1%
Other                                                       0.4%


+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Consumer Cyclical Sector Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Australia--6.4%
Alesco Corp., Ltd.                                            813     $    7,331
ARB Corp., Ltd.                                               519          1,891
Aristocrat Leisure Ltd.                                     2,488         24,577
Billabong International Ltd.                                1,285         16,721
Clive Peeters Ltd.                                            375            487
David Jones Ltd.                                            4,952         23,958
Fantastic Holdings Ltd.                                       685          2,707
Fleetwood Corp., Ltd.                                          21            195
Flight Centre Ltd.                                            597         16,932
Funtastic Ltd.                                              1,788          1,013
Harvey Norman Holdings Ltd.                                 4,690         28,003
Infomedia Ltd.                                              4,508          2,137
JB Hi-Fi Ltd.                                                 318          4,356
Just Group Ltd.                                             2,066          8,435
Qantas Airways Ltd.                                        10,296         49,180
Reject Shop Ltd. (The)                                        201          2,259
Specialty Fashion Group Ltd.                                2,338          3,377
Spotless Group Ltd.                                         2,342          8,534
Sunland Group Ltd.                                          2,772         10,928
Super Cheap Auto Group Ltd.                                   789          2,979
TABCORP Holdings Ltd.                                       6,551         85,015
Tattersall's Ltd.                                           8,866         31,061
Wesfarmers Ltd.                                             1,104         39,259
                                                                      ----------
Total Australia                                                          371,335
                                                                      ----------
Denmark--0.0%
Bang & Olufsen A/S Class B                                     25          2,353
                                                                      ----------
Finland--0.5%
Amer Sports Oyj                                               480         12,976
Nokian Renkaat Oyj                                            303         10,654
Stockmann Oyj Abp Class B                                     165          7,155
                                                                      ----------
Total Finland                                                             30,785
                                                                      ----------
France--13.5%
Accor S.A.                                                  1,185         94,770
Air France-KLM S.A.                                           472         16,597
Compagnie Generale des Etablissements
  Michelin Class B                                            532         61,057
Hermes International                                          247         31,217
IMS-International Metal Service                                55          2,106
Kaufman & Broad S.A.                                           65          2,580
Peugeot S.A.                                                1,306         99,004
PPR S.A.                                                      648        104,215
Rallye S.A.                                                   286         20,280
Renault S.A.                                                1,888        267,782
SEB S.A.                                                       14          2,538
Sodexho Alliance S.A.                                         718         44,090
THOMPSON                                                    1,319         18,764
Trigano S.A.                                                   62          2,683
Valeo S.A.                                                    503         20,739
                                                                      ----------
Total France                                                             788,422
                                                                      ----------
Germany--13.8%
adidas AG                                                     286         21,434
Bayerische Motoren Werke AG                                 1,587         98,264
Beate Uhse AG                                               1,636          4,353
Bechtle AG                                                     79          3,167
Continental AG                                                444         57,768
DaimlerChrysler AG                                          3,961        385,114
Deutsche Lufthansa AG                                       2,671         71,151

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Douglas Holding AG                                            171     $    9,863
ElringKlinger AG                                               28          3,480
Fielmann AG                                                    86          5,658
Gerry Weber International AG                                   71          2,309
Grammer AG                                                    104          2,436
Hugo Boss AG                                                    3            174
Puma AG Rudolf Dassler Sport                                   17          6,785
Takkt AG                                                      141          2,453
Volkswagen AG                                                 555        126,665
                                                                      ----------
Total Germany                                                            801,074
                                                                      ----------
Hong Kong--1.5%
Cathay Pacific Airways Ltd.                                18,000         47,093
China Travel International Investment
  Hong Kong Ltd.                                            8,000          5,274
Denway Motors Ltd.                                         32,000         20,561
Fountain Set (Holdings) Ltd.                                2,000            508
Goldlion Holdings Ltd.                                     10,000          3,527
Hongkong & Shanghai Hotels Ltd. (The)                       3,000          5,271
Shaw Brothers (Hong Kong) Ltd.                              2,000          3,976
                                                                      ----------
Total Hong Kong                                                           86,210
                                                                      ----------
Ireland--0.1%
Paddy Power PLC                                               119          3,960
                                                                      ----------
Italy--2.7%
Amplifon SpA                                                  291          1,477
Autogrill SpA                                                 684         11,650
Benetton Group SpA                                            414          7,439
Brembo SpA                                                    299          4,704
Bulgari SpA                                                 1,368         19,121
Fiat SpA                                                    1,069         27,664
Geox SpA                                                    1,000         20,103
Indesit Co. SpA                                               801         12,437
Lottomatica SpA                                               763         27,933
MARR SpA                                                      234          2,395
Sogefi SpA                                                    548          4,379
Tod's SpA                                                     219         15,305
                                                                      ----------
Total Italy                                                              154,607
                                                                      ----------
Japan--36.6%
ABC-Mart, Inc.                                                400          8,737
Aeon Co., Ltd.                                                500          7,331
Aisan Industry Co., Ltd.                                      100          1,204
Aisin Seiki Co., Ltd.                                         300         12,514
All Nippon Airways Co., Ltd.                                2,000          7,394
Alpen Co., Ltd.                                               300          4,632
Alpine Electronics, Inc.                                      200          3,353
AOKI Holdings, Inc.                                           100          1,760
Arcs Co., Ltd.                                                210          2,609
ASICS Corp.                                                 1,000         14,412
Avex Group Holdings, Inc.                                     300          3,768
Belluna Co., Ltd.                                             150          1,050
Best Denki Co., Ltd.                                          500          3,397
Bosch Corp.                                                 1,000          4,870
Bridgestone Corp.                                           1,300         23,134
Calsonic Kansei Corp.                                       1,000          5,111
Canon Electronics, Inc.                                       150          3,357
Canon Marketing Japan, Inc.                                   200          3,724
Circle K Sunkus Co., Ltd.                                     200          2,963
Citizen Watch Co., Ltd.                                       700          6,824
Culture Convenience Club Co., Ltd.                            300          1,606

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Daidoh Ltd.                                                   500     $    6,176
Daihatsu Motor Co., Ltd.                                    1,000          9,408
DENSO CORP.                                                 1,500         61,495
Don Quijote Co., Ltd.                                         100          1,969
Doshisha Co., Ltd.                                            100          1,784
Edion Corp.                                                   500          5,438
Exedy Corp.                                                   100          3,393
FamilyMart Co., Ltd.                                          200          6,248
Fast Retailing Co., Ltd.                                      200         14,286
France Bed Holdings Co., Ltd.                               3,000          4,243
Fuji Electronics Co., Ltd.                                    200          1,844
Fuji Heavy Industries Ltd.                                  2,000          9,345
Futaba Industrial Co., Ltd.                                   100          2,802
Gulliver International Co., Ltd.                               70          4,800
Gunze Ltd.                                                  1,000          4,413
Hakuto Co., Ltd.                                              100          1,362
Hanwa Co., Ltd.                                             1,000          4,171
Heiwa Corp.                                                   700          6,191
Heiwado Co., Ltd.                                             100          1,712
Hino Motors Ltd.                                            1,000          6,508
Hitachi Maxell Ltd.                                           300          3,644
Honda Motor Co., Ltd.                                       5,900        198,049
Inaba Denki Sangyo Co., Ltd.                                  100          3,616
Isuzu Motors Ltd.                                           1,000          4,547
ITOCHU Corp.                                                3,000         29,325
Itochu Enex Co., Ltd.                                         300          1,952
J Front Retailing Co., Ltd.                                   381          3,366
JTEKT Corp.                                                   200          3,598
Kanto Auto Works Ltd.                                         200          2,599
Keiyo Co., Ltd.                                               400          2,266
Kenwood Corp.                                               3,000          3,786
Koito Manufacturing Co., Ltd.                               1,000         13,660
Kurabo Industries Ltd.                                      2,000          4,494
Kuraray Co., Ltd.                                             500          6,082
Lawson, Inc.                                                  400         14,179
Marubeni Corp.                                              2,000         14,197
Marui Co., Ltd.                                             2,500         24,683
Matsushita Electric Industrial Co., Ltd.                    3,000         62,168
Mazda Motor Corp.                                           2,000          9,990
Ministop Co., Ltd.                                            100          1,786
Mitsubishi Corp.                                            4,400        120,521
Mitsubishi Rayon Co., Ltd.                                  1,000          4,861
Mitsui & Co., Ltd.                                          4,000         84,680
Mitsui Home Co., Ltd.                                       1,000          4,198
Mitsukoshi Ltd.                                             1,000          4,547
Mitsuuroko Co., Ltd.                                          200          1,398
Mizuno Corp.                                                1,000          6,409
MOS Food Services, Inc.                                       100          1,319
Namco Bandai Holdings, Inc.                                   600          9,383
Nidec Sankyo Corp.                                          1,000          8,199
Nifco, Inc.                                                   200          4,682
Nissan Motor Co., Ltd.                                     19,500        214,698
Nissin Kogyo Co., Ltd.                                        100          2,345
Nitori Co., Ltd.                                               50          2,399
NOK Corp.                                                     300          6,378
Noritake Co., Ltd.                                          1,000          3,974
Onward Kashiyama Co., Ltd.                                  1,000         10,258
Oriental Land Co., Ltd.                                       100          6,033
Parco Co., Ltd.                                               500          6,235
Point, Inc.                                                    20          1,020
Press Kogyo Co., Ltd.                                       1,000          4,565
RESORTTRUST, Inc.                                             120          2,369
Right On Co., Ltd.                                            200          2,123

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Riken Corp.                                                 1,000     $    5,147
Ryohin Keikaku Co., Ltd.                                      100          6,042
Ryoshoku Ltd.                                                 100          1,974
Ryoyo Electro Corp.                                           100          1,296
Sanei-International Co., Ltd.                                 200          3,733
Sangetsu Co., Ltd.                                            400          8,647
Sankyo Seiko Co., Ltd.                                        500          1,320
Seiko Holdings Corp.                                        1,000          4,628
Seiren Co., Ltd.                                              500          3,854
Sekisui Chemical Co., Ltd.                                  2,000         13,481
Sekisui House, Ltd.                                         2,000         21,626
Seven & I Holdings Co., Ltd.                                2,700         78,790
Shimachu Co., Ltd.                                            100          2,838
Sony Corp.                                                    700         38,849
Sumitomo Corp.                                              3,100         44,038
Sumitomo Rubber Industries, Inc.                              700          6,253
Sundrug Co., Ltd.                                             100          2,654
Suzuki Motor Corp.                                            300          9,050
Takamatsu Corp.                                               400          5,317
Takashimaya Co., Ltd.                                       1,000         12,084
Teijin Ltd.                                                 2,000          8,575
Toei Co., Ltd.                                              1,000          6,078
Toho Co., Ltd.                                                100          2,260
Tokai Rika Co., Ltd.                                          100          3,133
Token Corp.                                                    60          2,444
TOMY Co., Ltd.                                                200          1,477
Topre Corp.                                                   100          1,033
Toray Industries, Inc.                                      4,000         31,329
Toyo Tire & Rubber Co., Ltd.                                1,000          3,733
Toyobo Co., Ltd.                                            3,000          6,096
Toyoda Gosei Co., Ltd.                                        100          3,554
Toyota Auto Body Co., Ltd.                                    400          6,470
Toyota Boshoku Corp.                                          200          6,499
Toyota Motor Corp.                                          9,200        497,408
Toyota Tsusho Corp.                                           300          8,137
Trusco Nakayama Corp.                                         100          1,464
Unitika Ltd.                                                3,000          3,357
UNY Co., Ltd.                                               1,000          8,584
USS Co., Ltd.                                                  70          4,355
Wacoal Holdings Corp.                                       1,000         13,096
Xebio Co., Ltd.                                               100          2,864
Yamada Denki Co., Ltd.                                         40          4,572
Yamaha Corp.                                                  400          9,148
Yamaha Motor Co., Ltd.                                        600         14,528
Yokohama Rubber Co., Ltd. (The)                             1,000          5,962
Zensho Co., Ltd.                                              100          1,012
                                                                      ----------
Total Japan                                                            2,130,708
                                                                      ----------
Netherlands--0.1%
Beter BED Holdings N.V.                                       118          3,066
Macintosh Retail Group N.V.                                    88          2,976
                                                                      ----------
Total Netherlands                                                          6,042
                                                                      ----------
New Zealand--0.9%
Air New Zealand Ltd.                                        7,584         10,972
Fisher & Paykel Appliances Holdings Ltd.                    2,587          6,829
Hallenstein Glasson Holdings Ltd.                           1,091          3,274
Sky City Entertainment Group Ltd.                           4,471         15,827
Warehouse Group Ltd. (The)                                  2,885         12,655
                                                                      ----------
Total New Zealand                                                         49,557
                                                                      ----------

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Norway--0.1%
Ekornes ASA                                                   400     $    7,035
                                                                      ----------
Portugal--0.4%
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.             1,958          8,874
Sonae SGPS, S.A.                                            5,892         17,057
                                                                      ----------
Total Portugal                                                            25,931
                                                                      ----------
Singapore--1.7%
Hotel Plaza Ltd.                                            3,000          3,647
Hotel Properties Ltd.                                       1,000          2,834
HTL International Holdings Ltd.                             2,000            729
Jardine Cycle & Carriage Ltd.                               1,000         15,145
Singapore Airlines Ltd.                                     5,600         67,614
Stamford Land Corp., Ltd.                                   7,000          2,845
Tat Hong Holdings Ltd.                                      2,000          4,752
                                                                      ----------
Total Singapore                                                           97,566
                                                                      ----------
Spain--2.1%
Adolfo Dominguez                                               61          2,166
Cia de Distribucion Integral Logista S.A.                     136         10,111
Cie Automotive, S.A.                                          190          2,014
IBERIA, Lineas Aereas de Espana, S.A.                       2,509         11,005
Inditex S.A.                                                1,518         93,259
Tavex Algodonera S.A.                                       1,553          4,087
                                                                      ----------
Total Spain                                                              122,642
                                                                      ----------
Sweden--5.1%
Bilia AB Class A                                              300          4,758
Clas Ohlson AB Class B                                        100          2,166
Electrolux AB Series B                                      1,526         25,618
H&M Hennes & Mauritz AB Class B                             3,450        210,048
KappAhl Holding AB                                            200          2,615
New Wave Group AB                                             200          2,089
Scania AB Class A                                             100          2,599
Scania AB Class B                                           1,800         42,889
SkiStar AB                                                    200          3,048
                                                                      ----------
Total Sweden                                                             295,830
                                                                      ----------
Switzerland--0.4%
Swatch Group AG (The)                                         181         10,688
Swatch Group AG (The) Class B                                  45         13,564
                                                                      ----------
Total Switzerland                                                         24,252
                                                                      ----------
United Kingdom--13.8%
Alexon Group PLC                                              332            588
Barratt Developments PLC                                    2,502         22,686
Bellway PLC                                                   771         12,792
Blacks Leisure Group PLC                                      976          3,536
Brammer PLC                                                 1,239          5,340
BSS Group PLC                                               1,021          7,881
Burberry Group PLC                                          1,318         14,941
Carnival PLC                                                  822         36,309
Carpetright PLC                                               731         12,369
Carphone Warehouse Group PLC                                  972          6,666
Clinton Cards PLC                                           2,366          2,567
Compass Group PLC                                          11,189         68,711
Debenhams PLC                                               5,985          9,561
Diploma PLC                                                   107          1,981

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Consumer Cyclical Sector Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
Domino's Pizza UK & IRL PLC                                   444     $    1,564
DSG International PLC                                      11,598         22,914
Enterprise Inns PLC                                         2,180         21,133
Findel PLC                                                    382          4,501
French Connection Group PLC                                   709          1,690
Game Group PLC                                              1,479          7,360
GKN PLC                                                     5,048         28,337
Halfords Group PLC                                          1,702         10,223
Headlam Group PLC                                             811          6,974
HMV Group PLC                                               1,079          2,556
Holidaybreak PLC                                              318          4,304
Home Retail Group PLC                                       1,282          8,370
IG Group Holdings PLC                                         385          3,104
Inchcape PLC                                                2,552         19,228
Intercontinental Hotels Group PLC                           1,128         19,849
JJB Sports PLC                                              2,280          5,605
John Menzies PLC                                              365          4,316
Kesa Electricals PLC                                        3,582         16,649
Kier Group PLC                                                242          7,019
Kingfisher PLC                                             21,592         62,580
Ladbrokes PLC                                               3,256         20,951
Land of Leather Holdings PLC                                  416          1,027
Laura Ashley Holdings PLC                                   5,585          2,724
Lookers PLC                                                 1,069          2,447
Luminar PLC                                                   351          3,006
Majestic Wine PLC                                             222          1,145
Marks & Spencer Group PLC                                   8,066         89,915
Mitchells & Butlers PLC                                       348          2,937
Mothercare PLC                                                322          2,195
N. Brown Group  PLC                                         1,325          6,244
Next PLC                                                    1,050         33,944
Persimmon PLC                                               2,490         39,654
Punch Taverns PLC                                             591          8,994
Raymarine PLC                                                 269          1,562
Signet Group PLC                                           12,689         17,618
Taylor Wimpey PLC                                           3,726         15,075
Ted Baker PLC                                                 344          3,753
Topps Tiles PLC                                             2,181          7,055
Umbro PLC                                                   1,725          6,378
WH Smith PLC                                                  320          2,077
Whitbread PLC                                                 858         23,911
William Hill PLC                                            1,917         20,015
Wolseley PLC                                                1,975         29,171
                                                                      ----------
Total United Kingdom                                                     806,002
                                                                      ==========

TOTAL INVESTMENTS IN SECURITIES--99.7%
(Cost: $5,229,079)(a)                                                  5,804,311

Cash, Foreign Currency and Other Assets
  in Excess of Liabilities --0.3%                                         19,179
                                                                      ----------

NET ASSETS--100.0%                                                    $5,823,490
                                                                      ==========


(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Cyclical Sector Fund

Industry Breakdown+ as of 12/31/07


Auto Manufacturers                                   35.0%
Retail                                               22.7%
Distribution/Wholesale                                7.7%
Auto Parts & Equipment                                6.6%
Airlines                                              4.8%
Entertainment                                         4.1%
Home Furnishings                                      3.7%
Apparel                                               3.5%
Home Builders                                         2.7%
Lodging                                               2.5%
Leisure Time                                          2.1%
Food Service                                          1.9%
Textiles                                              1.3%
Miscellaneous Manufacturers                           0.7%
Housewares                                            0.2%
Diversified Financial Services                        0.1%
Toys/Games/Hobbies                                    0.1%
Other                                                 0.3%


+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Consumer Non-Cyclical Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
Australia--6.0%
A.B.C. Learning Centres Ltd.                                 4,397   $    19,999
AWB Ltd.(a)                                                 16,355        42,076
Boom Logistics Ltd.                                          6,413        10,614
Candle Australia Ltd.                                        1,377         2,769
Chandler Macleod Ltd.                                        1,479         1,104
Coates Hire Ltd.                                             4,690        27,097
Coca-Cola Amatil Ltd.                                       22,551       187,713
Cochlear Ltd.                                                  603        39,657
Corporate Express Australia Ltd.                             3,722        20,589
CSL Ltd.                                                     2,701        86,232
Foster's Group Ltd.                                         50,975       293,169
Goodman Fielder Ltd.                                        13,028        21,677
GrainCorp Ltd.                                                 247         2,125
Healthscope Ltd.                                             4,640        22,082
Invocare Ltd.                                                2,343        14,421
Lion Nathan Ltd.                                            13,681       115,441
Metcash Ltd.                                                 4,387        16,756
Pacific Brands Ltd.                                         22,998        65,629
Primary Health Care Ltd.(a)                                  2,348        24,534
Programmed Maintenance Services Ltd.                         2,642        11,877
Ramsay Health Care Ltd.                                      2,477        23,815
Skilled Group Ltd.                                           2,597        12,428
Sonic Healthcare Ltd.                                        5,323        78,147
Symbion Health Ltd.                                         11,538        40,321
Woolworths Ltd.                                             21,239       633,876
                                                                     -----------
Total Australia                                                        1,814,148
                                                                     -----------
Belgium--1.6%
Colruyt S.A.                                                    61        14,361
Delhaize Group                                                 951        83,703
InBev N.V.                                                   3,582       298,513
Omega Pharma S.A.                                              337        23,502
UCB S.A.                                                     1,452        65,852
                                                                     -----------
Total Belgium                                                            485,931
                                                                     -----------
Denmark--1.2%
Carlsberg A/S Class B                                          175        21,171
Coloplast A/S Class B                                          250        21,691
Danisco A/S                                                    250        17,720
H. Lundbeck A/S                                              2,000        54,117
Novo-Nordisk A/S Class B                                     3,225       211,836
Novozymes A/S Class B                                          250        28,529
                                                                     -----------
Total Denmark                                                            355,064
                                                                     -----------
Finland--0.6%
HK-Ruokatalo Oyj Class A                                     1,493        30,647
Kemira GrowHow Oyj                                           1,512        26,970
Kesko OYJ Class B                                            1,006        55,479
Orion Oyj Class B                                            1,681        39,397
Poyry Oyj                                                    1,006        25,460
Ramirent Oyj                                                    50           821
                                                                     -----------
Total Finland                                                            178,774
                                                                     -----------
France--15.3%
Assystem                                                       209         3,166
Carrefour S.A.                                               9,003       701,448
Casino Guichard Perrachon S.A.                               1,793       195,010
Christian Dior S.A.                                          1,716       225,548
Cie Generale D'Optique Essilor
  International S.A.                                         1,563        99,747
Clarins                                                        339        28,276

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Groupe Danone                                                4,086   $   366,800
Groupe Steria SCA                                              337        12,298
Ipsen                                                          218        13,147
L'Oreal S.A.                                                 5,385       771,411
Pernod-Ricard S.A.                                             677       156,489
Remy Cointreau S.A.                                            702        50,056
Sanofi-Aventis                                              18,506     1,704,032
Societe BIC SA                                                 284        20,346
Societe Des Autoroutes Paris-Rhin-Rhone                      2,506       245,482
                                                                     -----------
Total France                                                           4,593,256
                                                                     -----------
Germany--4.7%
Bayer Schering Pharma AG                                     3,588       549,239
Beiersdorf AG                                                1,726       133,745
Celesio AG                                                   1,452        90,223
Fresenius AG                                                   419        34,306
Fresenius Medical Care AG & Co. KGaA                         1,929       103,476
Henkel KGaA                                                  1,884        96,270
IDS Scheer AG                                                  160         3,591
Merck KGaA                                                     239        30,855
Metro AG                                                     3,198       268,569
Rhoen-Klinikum AG                                              518        16,343
Sixt AG                                                        110         4,961
Stada Arzneimittel AG                                          264        16,231
Suedzucker AG                                                2,502        59,224
                                                                     -----------
Total Germany                                                          1,407,033
                                                                     -----------
Hong Kong--0.0%
Cross-Harbour (Holdings) Ltd.                                5,000         5,476
                                                                     -----------
Ireland--0.3%
Fyffes PLC                                                   3,251         4,468
Glanbia PLC                                                  2,886        19,251
Greencore Group PLC                                          2,985        20,621
Iaws Group PLC                                                 528        11,633
Kerry Group PLC Class A                                        692        21,955
United Drug PLC                                              1,497         8,701
                                                                     -----------
Total Ireland                                                             86,629
                                                                     -----------
Italy--1.3%
Autostrada Torino-Milano SpA                                 1,442        31,519
Autostrade SpA                                               5,434       206,009
Davide Campari-Milano SpA                                    1,835        17,573
Luxottica Group SpA                                          2,308        73,360
Recordati SpA                                                2,020        18,060
Societa Iniziative Autostradali e
  Servizi SpA                                                2,278        34,571
                                                                     -----------
Total Italy                                                              381,092
                                                                     -----------
Japan--7.2%
Ajinomoto Co., Inc.                                          2,000        22,754
Alfresa Holdings Corp.                                         400        24,133
Asahi Breweries, Ltd.                                        2,500        42,340
Astellas Pharma, Inc.                                        4,900       213,606
Coca-Cola West Holdings Co., Ltd.                              500        11,077
Dai Nippon Printing Co., Ltd.                                5,000        73,535
Daiichi Sankyo Co., Ltd.                                     4,600       141,646
Dainippon Sumitomo Pharma Co., Ltd.                          1,000         7,322
Eisai Co., Ltd.                                              2,000        78,772
Fancl Corp.                                                    500         6,100
Fuji Oil Co., Ltd.                                             500         4,024
Hisamitsu Pharmaceutical Co., Inc.                             500        15,217
Hokuto Corp.                                                   500         8,123
House Foods Corp.                                              500         8,423

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
ITO EN LTD.                                                    500   $     9,511
Japan Tobacco, Inc.                                             30       179,385
Kagome Co., Ltd.                                               500         7,251
Kao Corp.                                                    4,000       120,306
Kikkoman Corp.                                               1,000        13,758
Kirin Brewery Co., Ltd.                                      5,000        73,446
Kyodo Printing Co., Ltd.                                     4,000        10,885
Kyowa Hakko Kogyo Co., Ltd.                                  5,000        53,440
Meitec Corp.                                                   500        15,083
Mikuni Coca-Cola Bottling Co., Ltd.                            500         5,407
Mitsui Sugar Co., Ltd.                                       5,000        17,903
Nichii Gakkan Co.                                              500         6,557
Nihon Kohden Corp.                                             500        11,950
Nippon Meat Packers, Inc.                                    3,000        30,265
Nippon Suisan Kaisha Ltd.                                    1,500         7,519
Nissha Printing Co., Ltd.                                      200         7,895
Nisshin Seifun Group, Inc.                                   2,500        25,131
Nissin Food Products Co., Ltd.                                 500        16,157
Nosan Corp.                                                  5,000        12,756
Paramount Bed Co., Ltd.                                        500         6,441
QP Corp.                                                     1,000        10,419
Sakata Seed Corp.                                              500         6,566
Secom Co., Ltd.                                              1,000        54,693
Seikagaku Corp.                                                500         5,281
Shimadzu Corp.                                               2,000        17,992
Shionogi & Co., Ltd.                                         1,000        17,679
Shiseido Co., Ltd.                                           3,000        71,029
Sohgo Security Services Co., Ltd.                              500         7,886
Starzen Co., Ltd.                                            1,000         2,247
Suzuken Co., Ltd.                                              500        17,858
T. Hasegawa Co., Ltd.                                          500         7,837
Taisho Pharmaceutical Co., Ltd.                              1,000        19,245
Takeda Pharmaceutical Co., Ltd.                              7,200       423,435
Tanabe Seiyaku Co., Ltd.                                     1,000         9,479
Terumo Corp.                                                 1,700        89,478
Toho Pharmaceutical Co., Ltd.                                  500         9,757
Topcon Corp.                                                   500         4,726
Toppan Printing Co., Ltd.                                    5,000        49,188
Uni-Charm Corp.                                                500        31,643
Valor Co., Ltd.                                                500         6,096
Yakult Honsha Co., Ltd.                                        500        11,570
Zenrin Co., Ltd.                                               500        15,933
                                                                     -----------
Total Japan                                                            2,178,155
                                                                     -----------
Netherlands--8.7%
CSM N.V.                                                     1,240        41,879
Heineken Holding N.V.                                        1,641        92,922
Heineken N.V.                                                2,856       184,646
Koninklijke Wessanen N.V.                                    1,880        29,905
Nutreco Holding N.V.                                           199        11,510
Randstad Holdings N.V.                                         791        31,248
Unilever N.V.                                               34,075     1,245,982
Unilever N.V. CVA                                           25,538       939,047
Vedior N.V.                                                  1,225        30,841
                                                                     -----------
Total Netherlands                                                      2,607,980
                                                                     -----------
New Zealand--0.2%
Fisher & Paykel Healthcare Corp.                             8,608        23,119
PGG Wrightson Ltd.                                           8,364        14,225
Port of Tauranga Ltd.                                        3,428        18,123
Ryman Healthcare Ltd.                                        4,629         7,338
                                                                     -----------
Total New Zealand                                                         62,805
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Norway--0.8%
Orkla ASA                                                   12,000   $   232,603
                                                                     -----------
Portugal--0.4%
Brisa-Auto Estradas de Portugal S.A.                         8,058       118,401
                                                                     -----------
Singapore--0.8%
China Merchants Holdings Pacific Ltd.                       15,000        10,629
Fraser and Neave Ltd.                                       20,000        81,976
Parkway Holdings Ltd.                                       15,000        41,266
Raffles Education Corp., Ltd.                               10,000        21,119
SIA Engineering Co., Ltd.                                   10,000        31,054
Singapore Airport Terminal Services Ltd.                    20,000        38,765
Singapore Food Industries Ltd.                              15,000         8,337
                                                                     -----------
Total Singapore                                                          233,146
                                                                     -----------
Spain--1.8%
Abertis Infraestructuras S.A.                                6,675       215,093
Altadis, S.A.                                                3,160       229,664
Campofrio Alimentacion S.A.                                    953        12,596
Cintra Concesiones de Infraestructuras
  de Transporte, S.A.                                        1,701        25,690
Ebro Puleva S.A.                                             1,482        27,171
Europistas, Concesionaria Espanola, S.A.                     1,397        15,319
FAES FARMA, S.A.                                               698         9,225
Prosegur Cia de Seguridad S.A.                                 479        17,088
                                                                     -----------
Total Spain                                                              551,846
                                                                     -----------
Sweden--0.8%
Axfood AB                                                    1,250        50,381
Getinge AB Class B                                           2,000        53,689
Q-Med AB                                                       500         6,498
Securitas AB Class B                                         4,000        55,700
Swedish Match AB                                             3,000        71,714
                                                                     -----------
Total Sweden                                                             237,982
                                                                     -----------
Switzerland--11.6%
Adecco S.A.                                                  1,135        61,404
Nestle S.A.                                                  3,267     1,500,544
Novartis AG                                                 20,703     1,135,588
Roche Holding AG                                             4,198       725,283
SGS S.A.                                                        45        53,619
                                                                     -----------
Total Switzerland                                                      3,476,438
                                                                     -----------
United Kingdom--36.5%
Accident Exchange Group PLC                                  8,911        11,929
Aggreko PLC                                                  3,252        34,503
Associated British Foods PLC                                 6,207       111,139
AstraZeneca PLC                                             24,636     1,061,235
Atkins WS PLC                                                  826        18,859
Babcock International Group PLC                              1,536        17,214
Bespak PLC                                                     266         3,196
British American Tobacco PLC                                35,763     1,398,880
Bunzl PLC                                                    4,675        66,026
Cadbury Schweppes PLC                                       24,644       304,640
Capita Group PLC                                             5,092        70,750
communisis PLC                                               4,436         6,402
Davis Service Group PLC                                      3,552        36,343
Dawson Holdings PLC                                          6,716        15,307
De La Rue PLC                                                2,842        55,243
Dechra Pharmaceuticals PLC                                     638         4,658
Diageo PLC                                                  42,347       910,395
Genus PLC                                                      469         7,702
GlaxoSmithKline PLC                                        110,145     2,804,268

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Consumer Non-Cyclical Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Greene King PLC                                              1,551   $    24,699
Hays PLC                                                    16,008        36,805
Hikma Pharmaceuticals PLC                                    1,107        10,429
Homeserve PLC                                                  419        13,929
Imperial Tobacco Group PLC                                  10,735       579,530
Inspace PLC                                                    446         1,566
Interserve PLC                                               2,163        20,624
Intertek Group PLC                                           1,170        23,057
ITE Group PLC                                                3,875        11,840
J. Sainsbury PLC                                            17,193       145,539
Michael Page International PLC                               2,005        11,495
Premier Foods PLC                                           18,110        73,812
Reckitt Benckiser PLC                                        7,012       406,738
Rentokil Initial PLC                                        43,941       105,750
RPS Group PLC                                                2,341        14,912
SABMiller PLC                                               15,719       443,069
Scottish & Newcastle PLC                                    20,137       297,228
Serco Group PLC                                              2,268        20,869
Shire PLC                                                    1,190        27,218
Smith & Nephew PLC                                           6,326        73,037
St. Ives Group PLC                                           4,163        20,054
Tesco PLC                                                   83,982       797,841
Tribal Group PLC                                             1,797         4,418
Unilever PLC                                                21,194       797,368
Wm. Morrison Supermarkets PLC                               15,966       102,338
                                                                     -----------
Total United Kingdom                                                  11,002,854
                                                                     -----------
TOTAL COMMON STOCKS
(Cost: $27,222,924)                                                   30,009,613
                                                                     ===========
RIGHTS*--0.0%
United Kingdom--0.0%
Dechra Pharmaceuticals PLC,
  expiring 1/08/08
(Cost: $0)                                                     140           178
                                                                     ===========
TOTAL LONG TERM INVESTMENTS
(Cost: $27,222,924)
                                                                      30,009,791
                                                                     ===========
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--0.1%
MONEY MARKET FUNDS(b)--0.1%
UBS Enhanced Yield Portfolio, 4.87%                          2,215         2,215
UBS Private Money Market Fund LLC, 4.78%                    23,962        23,962
                                                                     -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $26,177)(c)                                                        26,177
                                                                     ===========
TOTAL INVESTMENTS IN SECURITIES--99.9%
(Cost: $27,249,101)(d)                                                30,035,968

Cash, Foreign Currency and Other Assets in
  Excess of Liabilities--0.1%                                             33,609
                                                                     -----------

NET ASSETS--100.0%                                                   $30,069,577
                                                                     ===========

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $24,872 and the total market value of the collateral held by the Fund was $26,177.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Consumer Non-Cyclical Sector Fund

Industry Breakdown+ as of 12/31/07

Pharmaceuticals                                                  32.2%
Food                                                             30.4%
Beverages                                                        10.8%
Agriculture                                                       8.6%
Commercial Services                                               7.6%
Cosmetics/Personal Care                                           4.6%
Household Products/Wares                                          2.0%
Healthcare-Products                                               1.7%
Healthcare-Services                                               1.2%
Biotechnology                                                     0.4%
Real Estate                                                       0.3%
Retail                                                            0.0%#
Other                                                             0.2%

+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
# Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree International Energy Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
Australia--12.7%
Beach Petroleum Ltd.                                      12,776   $     16,827
Caltex Australia Ltd.(a)                                  75,265      1,280,095
Centennial Coal Co., Ltd.(a)                              13,273         56,524
Energy Developments Ltd.                                   1,813          6,193
Felix Resources Ltd.                                       1,719         12,150
Gloucester Coal Ltd.                                       4,287         24,844
MacArthur Coal Ltd.(a)                                    14,098        121,559
New Hope Corp. Ltd.                                       35,279         71,246
Origin Energy Ltd.                                       194,371      1,510,407
Santos Ltd.                                              131,467      1,629,937
Woodside Petroleum Ltd.                                   50,979      2,255,563
                                                                   ------------
Total Australia                                                       6,985,345
                                                                   ------------
Austria--3.3%
OMV AG                                                    22,359      1,811,679
Schoeller-Bleckmann Oilfield Equipment AG                    168         15,123
                                                                   ------------
Total Austria                                                         1,826,802
                                                                   ------------
Finland--2.6%
Neste Oil Oyj                                             40,988      1,446,027
                                                                   ------------
France--8.8%
Etablissements Maurel et Prom                              3,659         76,553
Sechilienne-Sidec                                            869         71,784
Technip S.A.                                              18,685      1,488,853
TOTAL S.A.                                                38,725      3,217,594
                                                                   ------------
Total France                                                          4,854,784
                                                                   ------------
Germany--0.1%
Fuchs Petrolub AG                                            224         20,587
Solarworld AG                                                378         23,073
                                                                   ------------
Total Germany                                                            43,660
                                                                   ------------
Greece--2.2%
Motor Oil (Hellas) Corinth Refineries S.A.                52,415      1,210,807
                                                                   ------------
Hong Kong--5.7%
CNOOC Ltd.                                             1,827,331      3,112,186
                                                                   ------------
Italy--8.9%
Actelios SpA                                                 851          8,050
Eni SpA                                                   85,376      3,126,841
ERG SpA                                                    3,503         65,966
Saipem SpA                                                42,188      1,691,908
                                                                   ------------
Total Italy                                                           4,892,765
                                                                   ------------
Japan--9.6%
AOC Holdings, Inc.                                           800         11,630
Cosmo Oil Co., Ltd.                                       10,000         37,596
Nippon Mining Holdings Inc.                              185,000      1,185,696
Nippon Oil Corp.                                         171,000      1,391,389
Showa Shell Sekiyu K.K.                                  117,900      1,308,651
TonenGeneral Sekiyu K.K.                                 138,000      1,362,521
                                                                   ------------
Total Japan                                                           5,297,483
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree International Energy Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Netherlands--2.6%
Fugro N.V.                                                 1,507   $    116,335
SBM Offshore N.V.                                         40,882      1,291,065
                                                                   ------------
Total Netherlands                                                     1,407,400
                                                                   ------------
New Zealand--2.9%
New Zealand Refining Co., Ltd. (The)                     252,682      1,565,334
                                                                   ------------
Norway--7.9%
Norsk Hydro ASA                                           78,919      1,127,861
ProSafe ASA                                                3,528         61,401
Scana Industrier ASA                                       3,876         13,491
Statoil ASA                                              100,956      3,142,179
                                                                   ------------
Total Norway                                                          4,344,932
                                                                   ------------
Singapore--0.2%
CH Offshore Ltd.                                          19,545         10,795
KS Energy Services Ltd.                                    3,214          7,190
Singapore Petroleum Co., Ltd.                             21,753        114,398
                                                                   ------------
Total Singapore                                                         132,383
                                                                   ------------
Spain--6.9%
Cia Espanola de Petroleos S.A.(a)                         17,160      1,781,304
Repsol YPF, S.A.                                          56,387      2,009,903
                                                                   ------------
Total Spain                                                           3,791,207
                                                                   ------------
United Kingdom--25.0%
ATH Resources PLC                                          3,021         13,519
BG Group PLC                                              94,607      2,165,734
BP PLC                                                   254,262      3,112,724
Burren Energy PLC                                          3,005         72,798
Expro International Group PLC                              1,583         32,551
Hellenic Petroleum S.A.                                   90,414      1,491,101
John Wood Group PLC                                        5,591         48,191
Lupus Capital PLC                                          2,916          5,471
Royal Dutch Shell PLC Class A                             73,181      3,075,181
Royal Dutch Shell PLC Class B                             73,263      3,048,001
Tullow Oil PLC                                            50,044        649,009
                                                                   ------------
Total United Kingdom                                                 13,714,280
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $50,370,708)                                                  54,625,395
                                                                   ============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Energy Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--4.7%
MONEY MARKET FUNDS(b)--4.7%
UBS Enhanced Yield Portfolio, 4.87%                        2,373   $      2,373
UBS Private Money Market Fund LLC, 4.78%               2,570,116      2,570,116
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $2,572,489) (c)                                                2,572,489
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES--104.1%
(Cost: $52,943,197) (d)                                              57,197,884


Liabilities in Excess of Cash, Foreign
  Currency and Other Assets--(4.1)%                                  (2,225,906)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 54,971,978
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $2,448,269 and the total market value of the collateral held by the Fund was $2,572,489.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Energy Sector Fund

Industry Breakdown+ as of 12/31/07


Oil & Gas                                            87.9%
Oil & Gas Services                                    8.7%
Metal Fabricate/Hardware                              2.1%
Coal                                                  0.5%
Energy-Alternate Sources                              0.2%
Other                                                 0.6%


+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Financial Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
Australia--13.1%
AMP Ltd.                                                    17,671   $   154,384
APN/UKA European Retail Group                                4,300         3,776
ASX Ltd.                                                     1,270        67,465
Australia & New Zealand Banking Group Ltd.                  17,824       429,759
AXA Asia Pacific Holdings Ltd.                               6,778        43,922
Cabcharge Australia Ltd.                                       723         6,736
Commonwealth Bank of Australia                              11,814       613,061
Insurance Australia Group Ltd.                              18,558        67,135
IOOF Holdings Ltd.                                             200         1,473
Lend Lease Corp. Ltd.                                        3,809        57,860
Macquarie Bank Ltd.                                          1,766       118,158
MFS Ltd.                                                     1,501         5,799
National Australia Bank Ltd.                                13,315       441,812
Peet Ltd.                                                    1,174         4,123
Perpetual Ltd.                                                 359        20,880
Port Bouvard Ltd.                                            5,020         8,617
QBE Insurance Group Ltd.                                     4,791       140,253
St.George Bank Ltd.                                          3,136        86,985
Suncorp-Metway Ltd.                                          7,521       111,737
Timbercorp Ltd.                                              1,254         1,668
Westpac Banking Corp.                                       17,520       429,506
                                                                     -----------
Total Australia                                                        2,815,109
                                                                     -----------
Austria--0.7%
Bank Austria Creditanstalt AG                                  571       117,795
Raiffeisen International Bank Holding AG                        79        11,966
Wiener Staedtische AG                                          188        15,118
                                                                     -----------
Total Austria                                                            144,879
                                                                     -----------
Belgium--3.0%
Cofinimmo                                                       53         9,974
Dexia N.V.                                                   5,194       130,843
Fortis N.V.                                                  8,299       218,525
KBC Ancora                                                     349        39,545
KBC Groep N.V.                                               1,701       239,244
                                                                     -----------
Total Belgium                                                            638,131
                                                                     -----------
Denmark--0.9%
Amagerbanken A/S                                                50         2,471
Danske Bank A/S                                              4,100       160,582
Hannover Rueckversicherung AG                                  155         7,150
Sydbank A/S                                                     50         2,149
TrygVesta A/S                                                  300        22,823
                                                                     -----------
Total Denmark                                                            195,175
                                                                     -----------
Finland--0.6%
Citycon Oyj                                                  1,006         5,369
OKO Bank PLC Class A                                         1,250        23,886
Ruukki Group Oyj                                                 3            12
Sampo Oyj Class A                                            3,521        93,074
Technopolis Oyj                                                486         4,128
                                                                     -----------
Total Finland                                                            126,469
                                                                     -----------
France--10.8%
AXA S.A.                                                    14,109       565,002
BNP Paribas                                                  6,410       695,571
CNP Assurances S.A.                                            615        80,016
Credit Agricole S.A.                                        12,776       430,928

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Euler Hermes S.A.                                              149   $    18,467
Klepierre                                                      840        42,947
Natixis                                                      5,372       103,203
SCOR                                                           219         5,603
Societe Generale                                             2,623       379,392
Societe Immobiliere de Location pour
  l'Industrie et le Commerce                                    14         2,053
                                                                     -----------
Total France                                                           2,323,182
                                                                     -----------
Germany--5.4%
Allianz SE                                                   1,576       340,905
AMB Generali Holding AG                                        125        19,509
AWD Holding AG                                                 256        11,011
Baader Wertpapierhandelsbank AG                                553         3,865
Commerzbank AG                                               1,749        67,150
Deutsche Bank AG                                             2,752       359,706
Deutsche Boerse AG                                             265        52,595
Deutsche Postbank AG                                           559        49,650
Deutsche Wohnen AG                                             186         5,738
Hypo Real Estate Holding AG                                    431        22,748
MPC Munchmeyer Petersen Capital AG                             108         9,657
Muenchener Ruckversicherungs Gesellschaft AG                 1,144       222,354
Vivacon AG                                                      46           871
                                                                     -----------
Total Germany                                                          1,165,759
                                                                     -----------
Hong Kong--5.3%
Bank of East Asia Ltd.                                       8,800        60,210
BOC Hong Kong (Holdings) Ltd.                               75,500       211,567
Cheung Kong (Holdings) Ltd.                                  8,000       147,946
China Overseas Land & Investment Ltd.                       10,000        20,674
CITIC International Financial Holdings Ltd.                 20,000        12,491
Hang Seng Bank Ltd.                                         14,000       288,891
Henderson Investment Ltd.                                    8,000         1,734
Hong Kong Exchanges and Clearing Ltd.                        4,000       113,474
Hopewell Holdings Ltd.                                       4,000        18,468
New World Development Ltd.                                  10,000        35,461
Shun TAK Holdings Ltd.                                       8,000        12,579
Sino Land Co.                                                8,000        28,420
Sun Hung Kai Properties Ltd.                                 9,000       191,140
                                                                     -----------
Total Hong Kong                                                        1,143,055
                                                                     -----------
Ireland--0.8%
Allied Irish Banks PLC                                       2,231        51,116
Anglo Irish Bank Corp. PLC                                   3,796        61,160
Bank of Ireland                                              2,685        39,884
FBD Holdings PLC                                                88         3,249
Irish Life & Permanent PLC                                   1,473        25,649
                                                                     -----------
Total Ireland                                                            181,058
                                                                     -----------
Italy--11.3%
Alleanza Assicurazioni SpA                                   5,030        65,378
Assicurazioni Generali SpA                                   5,418       245,563
Banca Carige SpA                                             3,230        16,505
Banca CR Firenze                                             1,959        18,903
Banca Intermobiliare SpA                                       159         1,662
Banca Intesa SpA                                           116,107       918,371
Banca Monte dei Paschi di Siena SpA                          6,998        37,677
Banca Popolare dell'Etruria e del Lazio                        655         8,940
Banca Popolare di Milano S.c.r.l.                            1,216        16,570
Banca Popolare di Sondrio Scarl                                579         8,635
Banca Profilo SpA                                              661         1,817
Banche Popolari Unite S.c.r.l.                               3,081        84,731

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Banco di Desio e della Brianza SpA                             854   $     8,865
Banco Popolare Scarl*                                        1,392        30,853
Credito Artigiano SpA                                        2,039        10,941
Credito Emiliano SpA                                           963        13,291
Ergo Previdenza SpA                                          1,009         5,923
Fondiaria-SAI SpA                                              671        27,665
Intek SpA                                                    9,772         9,830
Mediobanca SpA                                               3,749        77,395
Mediolanum SpA(a)                                            2,555        20,527
Milano Assicurazioni SpA                                     3,086        24,139
Piccolo Credito Valtellinese Scarl                             883        11,625
Premafin Finanziaria SpA                                     1,701         4,850
Risanamento SpA                                                651         3,517
Societa Cattolica di Assicurazioni S.c.r.l.                    252        12,796
UniCredito Italiano SpA                                     66,433       551,689
Unipol SpA                                                  10,734        36,959
Vittoria Assicurazioni SpA                                      64         1,170
Zurich Financial Services AG                                   494       145,082
                                                                     -----------
Total Italy                                                            2,421,869
                                                                     -----------
Japan--3.5%
Aioi Insurance Co., Ltd.                                     2,000         9,453
Atrium Co., Ltd.                                               300         6,217
Bank of Kyoto Ltd. (The)                                     2,000        23,739
Bank of Yokohama Ltd. (The)                                  2,000        14,036
Century Leasing System, Inc.                                   400         3,484
Cosmo Securities Co., Ltd.(a)                                4,000         4,655
Daito Trust Construction Co., Ltd.                             400        22,164
Eighteenth Bank Ltd. (The)                                   2,000         7,000
Hiroshima Bank Ltd. (The)                                    4,000        21,698
Hokuhoku Financial Group, Inc.                               4,000        11,637
Hyakujushi Bank Ltd. (The)                                   3,000        15,065
Iwai Securities Co., Ltd.                                      700         8,879
Jafco Co., Ltd.                                                400        13,176
Leopalace21 Corp.                                              400        10,777
Millea Holdings, Inc.                                        1,100        37,121
Mitsubishi UFJ Financial Group, Inc.                         4,660        43,674
Mitsui Sumitomo Insurance Co., Ltd.                          3,000        29,217
Mizuho Investors Securities Co., Ltd.                       11,000        16,444
Mizuho Trust & Banking Co., Ltd.                             4,000         7,448
Nikko Cordial Corp.                                          3,500        52,070
Nishi-Nippon City Bank Ltd. (The)                            5,000        12,532
Nomura Holdings, Inc.                                        3,000        50,888
Oita Bank Ltd. (The)                                         5,000        31,464
Okasan Holdings, Inc.                                        3,000        17,052
Resona Holdings, Inc.                                           28        50,378
Shinko Securities Co., Ltd.                                  2,000         8,271
Shinsei Bank Ltd.                                           10,000        36,522
Sompo Japan Insurance, Inc.                                  1,000         9,050
Sumitomo Mitsui Financial Group, Inc.                            6        44,954
Sumitomo Real Estate Sales Co., Ltd.                            40         1,790
Suruga Bank Ltd.                                             2,832        30,877
T&D Holdings, Inc.                                             450        23,242
Takagi Securities Co., Ltd.                                  3,000         7,627
Tokai Tokyo Securities Co., Ltd.                             4,000        17,795
Tokyu Land Corp.                                             2,000        17,222
Toyo Securities Co., Ltd.                                    2,000         8,325
Urban Corp.                                                    400         5,353
Yamaguchi Financial Group, Inc.                              1,000        11,646
                                                                     -----------
Total Japan                                                              742,942
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Netherlands--5.2%
ABN AMRO Holding N.V.                                        8,431   $   456,699
AEGON N.V.                                                   8,647       152,846
ING Groep N.V.                                              13,109       512,690
                                                                     -----------
Total Netherlands                                                      1,122,235
                                                                     -----------
New Zealand--0.0%
Infratil Ltd.                                                2,564         5,525
                                                                     -----------
Norway--0.9%
ABG Sundal Collier ASA                                       4,000         9,282
DnB NOR ASA                                                  9,200       140,630
Sparebanken Midt-Norge                                         600         7,984
Sparebanken Nord-Norge                                         350         8,186
Sparebanken 1 SR Bank                                          800         9,761
Storebrand ASA                                               2,400        25,061
                                                                     -----------
Total Norway                                                             200,904
                                                                     -----------
Portugal--0.5%
Banco BPI, S.A.                                              2,495        19,552
Banco Comercial Portugues, S.A. Class R                      8,580        36,630
Banco Espirito Santo, S.A.                                   2,421        53,094
                                                                     -----------
Total Portugal                                                           109,276
                                                                     -----------
Singapore--1.8%
Ascott Group Ltd. (The)                                      8,000         6,780
DBS Group Holdings Ltd.                                      8,466       121,745
Guocoland Ltd.                                               3,000        11,775
MCL Land Ltd.                                                6,000         9,379
Oversea-Chinese Banking Corp. Ltd.                           8,000        46,073
Singapore Exchange Ltd.                                      4,000        37,292
Straits Trading Co., Ltd.                                    3,000        10,421
United Overseas Bank Ltd.                                    8,139       112,519
UOB Kay Hian Holdings Ltd.                                   8,000        11,893
Wing Tai Holdings Ltd.                                       4,000         7,503
                                                                     -----------
Total Singapore                                                          375,380
                                                                     -----------
Spain--8.8%
Banco Bilbao Vizcaya Argentaria, Chile, S.A.                24,640       603,778
Banco Espanol de Credito S.A.                                1,025        19,946
Banco Pastor S.A.                                              204         3,179
Banco Popular Espanol, S.A.                                  6,092       104,210
Banco Sabadell S.A.                                          4,728        51,222
Banco Santander Central Hispano S.A.                        45,453       982,863
Bankinter, S.A.                                              1,340        24,587
Corporacion Mapfre S.A.                                      6,964        30,647
Metrovacesa, S.A.                                              613        73,177
Montebalito S.A.                                               121         1,645
                                                                     -----------
Total Spain                                                            1,895,254
                                                                     -----------
Sweden--3.0%
D. Carnegie & Co. AB                                           800        15,534
Fabege AB                                                    1,600        16,401
HQ AB                                                           50         1,338
Intrum Justitia AB                                             800        14,234
Investment AB Kinnevik Class B                                 400         9,098
Kungsleden AB                                                2,000        22,280
Nordea Bank AB                                              16,000       267,360
OMX AB                                                         200         8,092

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Ratos AB Class B                                               800   $    21,784
Skandinaviska Enskilda Banken AB Class A                     2,400        61,456
Svenska Handelsbanken AB Class A                             3,600       115,299
Swedbank AB Class A                                          3,200        90,605
                                                                     -----------
Total Sweden                                                             643,481
                                                                     -----------
Switzerland--3.4%
Baloise Holding AG                                             216        21,273
Bellevue Group AG                                               31         2,369
Converium Holding AG                                           156         2,673
Credit Suisse Group                                          3,996       240,363
Swiss Reinsurance Co.                                        1,577       112,061
UBS AG                                                       7,573       350,505
Vontobel Holding AG                                            197         9,527
                                                                     -----------
Total Switzerland                                                        738,771
                                                                     -----------
United Kingdom--20.7%
Aberdeen Asset Management PLC                                1,877         6,193
Admiral Group PLC                                              703        15,393
Amlin PLC                                                    2,888        17,132
Amlin PLC Class B                                            3,250         1,449
Ashmore Group PLC                                              106           568
Aviva PLC                                                   15,397       206,270
Barclays PLC                                                47,585       477,403
Beazley Group PLC                                            2,324         7,529
Big Yellow Group PLC                                            76           663
Brewin Dolphin Holdings PLC                                    919         3,018
Brit Insurance Holdings PLC                                  4,084        18,617
Charles Stanley Group PLC                                      964         5,186
Charles Taylor Consulting PLC                                  354         2,375
Chesnara PLC                                                 3,183        10,581
Close Brothers Group PLC                                       715        13,521
Evolution Group PLC                                          2,807         6,873
F&C Asset Management PLC                                     4,268        16,355
Friends Provident PLC                                        9,483        30,845
Hardy Underwriting Group PLC                                 1,002         5,884
HBOS PLC                                                    25,115       367,455
Helical Bar PLC                                                635         4,045
Highway Insurance Holdings PLC                               4,146         6,025
HSBC Holdings PLC                                           81,768     1,370,503
ICAP PLC                                                     1,877        27,145
Intermediate Capital Group PLC                                 391        12,866
Investec PLC                                                 1,777        15,927
Jardine Lloyd Thompson Group PLC                             2,080        13,767
Legal & General Group PLC                                   13,673        35,546
Liontrust Asset Management PLC                                 156         1,039
Lloyds TSB Group PLC                                        57,079       536,293
London Scottish Bank PLC                                    16,475        20,661
London Stock Exchange Group PLC                                304        11,976
Man Group PLC                                                5,072        57,448
McKay Securities PLC                                         1,038         6,157
New Star Asset Management Group Ltd.                           505         1,789
Numis Corp. PLC                                                168           849
Old Mutual PLC                                              37,875       126,360
PayPoint PLC                                                   238         3,174
Provident Financial PLC                                      1,301        21,586
Prudential PLC                                              11,398       161,545
RAB Capital PLC                                              2,942         5,139
Resolution PLC                                                 663         9,397
Royal & Sun Alliance Insurance Group                         8,178        24,126
Royal Bank of Scotland Group (The) PLC                      62,726       554,389
Schroders PLC                                                  823        21,330
Shore Capital Group PLC                                      2,636         2,099

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Financial Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
St. James's Place PLC                                          715   $     3,928
Standard Chartered PLC                                       3,933       144,367
Terrace Hill Group PLC                                       1,754         2,287
Unite Group PLC                                                567         4,007
                                                                     -----------
Total United Kingdom                                                   4,419,080
                                                                     -----------
TOTAL COMMON STOCKS
(Cost: $21,665,231)                                                   21,407,534
                                                                     ===========
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--0.1%
MONEY MARKET FUNDS(b)--0.1%
UBS Enhanced Yield Portfolio, 4.87%                          1,068         1,068
UBS Private Money Market Fund LLC, 4.78%                    23,932        23,932
                                                                     -----------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $25,000)(c)                                                        25,000
                                                                     ===========

TOTAL INVESTMENTS IN SECURITIES--99.8%
(Cost: $21,690,231)(d)                                                21,432,534


Cash, Foreign Currency and Other Assets
  in Excess of Liabilities--0.2%                                          44,092
                                                                     -----------

NET ASSETS--100.0%                                                   $21,476,626
                                                                     ===========

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of September 30, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $23,648 and the total market value of the collateral held by the Fund was $25,000.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund

Industry Breakdown+ as of 12/31/07


Banks                                                68.7%
Insurance                                            18.4%
Diversified Financial Services                        8.3%
Real Estate                                           3.6%
REITS                                                 0.3%
Investment Companies                                  0.3%
Venture Capital                                       0.1%
Electric                                              0.0%#
Other                                                 0.3%



+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
# Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree International Industrial Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--100.0%
Australia--9.4%
Adelaide Brighton Ltd.                                    34,778   $    106,268
Amcor Ltd.                                                51,819        314,403
Ansell Ltd.                                                2,877         30,491
Austal Ltd.                                               16,062         40,053
Boral Ltd.                                                39,828        214,022
Bradken Ltd.(a)                                            6,304         43,784
Brickworks Ltd.                                            3,520         40,489
Campbell Brothers Ltd.                                       764         21,319
Cardno Ltd.                                                2,681         17,302
Coffey International Ltd.                                  4,851         16,612
Crane Group Ltd.                                           4,319         64,924
CSR Ltd.(a)                                               82,150        223,609
Devine Ltd.                                               11,597         14,256
Futuris Corp., Ltd.                                       39,548         74,659
GUD Holdings Ltd.                                          6,381         55,692
GWA International Ltd.(a)                                 24,022         74,878
Hills Industries Ltd.(a)                                  14,419         67,861
Leighton Holdings Ltd.                                     7,479        401,897
Macmahon Holdings Ltd.                                     7,919         11,612
Monadelphous Group Ltd.(a)                                 3,775         45,709
RCR Tomlinson Ltd.                                         7,086         14,497
Sedgman Ltd.                                              19,663         50,587
Sims Group Ltd.                                            9,979        235,261
Toll Holdings Ltd.                                        18,731        188,315
Transfield Services Ltd.                                   7,683         92,758
Transpacific Industries Group Ltd.                         1,795         16,423
United Group Ltd.(a)                                       5,650         95,052
Wesfarmers Ltd.                                           42,324      1,505,086
WorleyParsons Ltd.                                         4,186        191,127
                                                                   ------------
Total Australia                                                       4,268,946
                                                                   ------------
Austria--0.7%
Andritz AG                                                   868         52,603
AT&S Austria Technologie & Systemtechnik AG                  511         11,946
Flughafen Wien AG                                            728         84,085
Semperit AG Holding                                          651         23,795
Wienerberger AG                                            2,457        136,254
                                                                   ------------
Total Austria                                                           308,683
                                                                   ------------
Belgium--1.0%
Agfa-Gevaert N.V.                                          5,004         76,746
Barco N.V.                                                   612         46,707
Bekaert S.A.                                                 567         76,266
Euronav N.V.                                               4,552        160,658
EVS Broadcast Equipment S.A.                                 413         48,065
Exmar N.V.                                                 1,981         57,782
                                                                   ------------
Total Belgium                                                  `        466,224
                                                                   ------------
Denmark--0.8%
D/S Norden                                                   650         71,882
Dalhoff Larsen & Horneman A/S Class B                        900         15,970
DSV A/S                                                    1,490         32,648
FLSmidth & Co. A/S                                           700         71,646
NKT Holding A/S                                              525         47,250
TORM Dampskibsselskabet A/S                                4,200        147,410
                                                                   ------------
Total Denmark                                                           386,806
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Finland--2.7%
Ahlstrom Oyj                                               2,944   $     70,461
Aspo Oyj                                                   5,716         53,820
Huhtamaki Oyj                                              3,173         37,669
KCI Konecranes Oyj                                         1,057         36,440
Kone Oyj                                                   1,727        121,021
Lassila & Tikanoja Oyj                                     1,022         33,919
Metso Oyj                                                  7,129        389,088
Uponor Corp                                                3,213         80,892
Wartsila Oyj Class B                                       4,067        309,735
YIT Oyj                                                    3,523         77,211
                                                                   ------------
Total Finland                                                         1,210,256
                                                                   ------------
France--15.9%
Bacou Dalloz                                                  91         10,384
Bouygues S.A.                                             10,739        894,955
Cie de Saint-Gobain S.A.                                  10,443        984,647
Ciments Francais                                             819        140,948
EIFFAGE S.A.                                               1,575        155,112
Haulotte Group                                               637         19,074
Imerys S.A.                                                2,366        194,546
Lafarge S.A.                                               5,252        955,997
Legrand S.A.                                               5,914        201,897
Manitou BF S.A.                                            1,078         49,253
Nexans S.A.                                                  553         69,128
Safran S.A.                                                4,709         96,594
Schneider Electric S.A.                                   10,047      1,361,396
Ste Industrielle d'Aviation Latecoere S.A.                 1,139         29,076
Thales S.A.                                                6,346        378,085
Vallourec S.A.                                             1,099        297,497
VINCI S.A.                                                17,808      1,318,732
Zodiac S.A.                                                1,321         84,478
                                                                   ------------
Total France                                                          7,241,799
                                                                   ------------
Germany--12.5%
Bilfinger Berger AG                                          854         64,877
Demag Cranes AG                                              768         32,945
Deutsche Post AG                                          47,628      1,637,109
Elexis AG                                                    614         17,326
Fraport AG Frankfurt Airport Services
  Worldwide                                                2,315        182,331
HeidelbergCement AG                                        1,019        157,862
Heidelberger Druckmaschinen AG                               810         27,238
HOCHTIEF AG                                                1,471        197,862
Indus Holding AG                                             826         29,286
Koenig & Bauer AG                                             36          1,016
KRONES AG                                                    441         35,456
Leoni AG                                                     405         19,896
MAN AG                                                     2,742        456,217
MTU Aero Engines Holding A.G.                                271         15,849
Norddeutsche Affinerie AG                                  1,974         76,972
Rheinmetall AG                                               588         46,750
Siemens AG                                                16,380      2,607,022
Techem AG                                                    960         78,600
                                                                   ------------
Total Germany                                                         5,684,614
                                                                   ------------
Hong Kong--1.2%
Hong Kong Aircraft Engineering Co. Ltd.                    2,800         76,200
MTR Corp.                                                130,500        480,333
Singamas Container Holdings Ltd.                          28,000         12,173
                                                                   ------------
Total Hong Kong                                                         568,706
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Ireland--0.8%
CRH PLC                                                   10,277   $    356,405
Kingspan Group PLC                                         1,500         22,918
                                                                   ------------
Total Ireland                                                           379,323
                                                                   ------------
Italy--1.4%
Astaldi SpA                                                1,605         12,191
BUZZI UNICEM SpA                                           4,109        113,723
Caltagirone SpA                                            1,116         10,247
Cembre SpA                                                 1,883         17,207
Cementir-Cementerie del Tirreno SpA                        2,485         21,963
Finmeccanica SpA                                           8,483        272,485
Gewiss SpA                                                 1,598         10,794
GranitiFiandre SpA                                         1,167         14,827
I.M.A. Industria Macchine Automatiche SpA                  1,437         29,161
Marazzi Group SpA                                          1,423         13,710
Navigazione Montanari SpA                                  8,939         35,548
Panariagroup Industrie Ceramiche SpA                       2,441         15,560
Premuda SpA                                               14,973         35,617
SAES Getters SpA                                             625         18,787
SAVE SpA                                                     314          4,912
                                                                   ------------
Total Italy                                                             626,732
                                                                   ------------
Japan--16.1%
Advantest Corp.                                            1,200         34,158
Aichi Corp.                                                4,700         45,647
Alps Electric Co., Ltd.                                    2,800         36,317
Amada Co., Ltd.                                            7,000         61,532
Amano Corp.                                                1,400         16,730
Anritsu Corp.                                              2,000          8,253
Asahi Glass Co., Ltd.                                     19,000        254,943
Asahi Organic Chemicals Industry Co., Ltd.                 7,000         20,302
Asahi Pretec Corp.                                           700         19,111
Asunaro Aoki Construction Co., Ltd.                        1,500          9,318
Casio Computer Co., Ltd.                                   2,400         27,907
Chofu Seisakusho Co., Ltd.                                   700         10,934
CKD Corp.                                                  4,900         35,177
Cleanup Corp.                                              8,700         56,071
CMK Corp.                                                  4,200         32,182
Cosel Co., Ltd.                                              700          8,678
Daifuku Co., Ltd.                                          1,500         21,349
Daiichi Chuo Kisen Kaisha(a)                               7,000         36,280
Daiken Corp.                                               2,000          4,798
Daikin Industries, Ltd.                                    1,400         78,450
Dainippon Screen Manufacturing Co., Ltd.                   3,000         16,784
Eizo Nanao Corp.                                             100          2,578
Fanuc Ltd.                                                 4,000        389,563
FUJIFILM Holdings Corp.                                    3,500        148,190
Furukawa Co., Ltd. (The)                                   4,000          7,770
Furukawa Electric Co., Ltd.                                3,000         11,655
Hakudo Co., Ltd.                                           1,300         18,514
Hamamatsu Photonics K.K.                                     700         23,184
Hankyu Hanshin Holdings, Inc.                             20,000         86,470
Hitachi Cable Ltd.                                         7,000         41,606
Hitachi Construction Machinery Co., Ltd.                   1,400         41,982
Hitachi Koki Co., Ltd.                                       800         12,604
Hitachi Ltd.                                              36,000        268,433
Hitachi Tool Engineering Ltd.                                900         10,409
Hoya Corp.                                                 9,500        302,735
Ibiden Co., Ltd.                                             700         48,561
Idec Corp.(a)                                                700          8,221
Iino Kaiun Kaisha Ltd.                                     2,100         19,512
JGC Corp.                                                  4,000         69,069
JS Group Corp.                                             6,300        100,888

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Kaga Electronics Co., Ltd.                                   700   $     10,665
Kajima Corp.                                              14,000         45,741
Kandenko Co., Ltd.                                         5,000         28,197
Kawasaki Heavy Industries Ltd.                             7,000         20,740
Kawasaki Kisen Kaisha Ltd.                                14,000        137,600
Keihin Electric Express Railway Co., Ltd.                  5,000         30,748
Keio Corp.                                                 7,000         42,483
Kintetsu Corp.                                            14,000         43,486
Komatsu Ltd.                                              10,100        274,842
Kubota Corp.                                              24,000        162,628
Kurita Water Industries Ltd.                               1,400         42,483
Kyocera Corp.                                              2,300        204,028
Mabuchi Motor Co., Ltd.                                      700         42,232
Maeda Corp.                                                3,000         10,285
Makita Corp.                                               1,400         59,401
Marubun Corp.                                                800          6,474
Maruzen Showa Unyu Co., Ltd.                               5,000         16,202
Matsushita Electric Works Ltd.                             7,000         77,510
Minebea Co., Ltd.                                          7,000         44,927
MISUMI Group, Inc.                                           700         12,219
Mitsubishi Electric Corp.                                 27,000        282,290
Mitsubishi Heavy Industries Ltd.                          47,000        202,363
Mitsui Engineering & Shipbuilding Co., Ltd.                7,000         27,320
Mitsui O.S.K. Lines Ltd.                                  20,000        255,292
Mitsumi Electric Co., Ltd.                                 1,200         40,818
Miura Co., Ltd.                                              700         17,137
Nagoya Railroad Co., Ltd.                                  7,000         20,176
NEC Corp.                                                 21,000         96,809
NEC Networks & System Integration Corp.                      700          8,873
Neturen Co., Ltd.                                            300          3,545
NGK Insulators Ltd.                                        1,000         27,123
Nichicon Corp.                                             1,400         14,224
Nichiha Corp.                                                800          6,481
Nidec Copal Corp.                                          1,400         18,196
Nidec Copal Electronics Corp.                              1,900         10,171
Nihon Yamamura Glass Co., Ltd.                             7,000         15,038
Nikkiso Co., Ltd.                                          1,000          7,698
Nippon Densetsu Kogyo Co., Ltd.                            7,000         46,807
Nippon Koei Co., Ltd.                                      7,000         17,670
Nippon Sheet Glass Co., Ltd.                               7,000         35,779
Nippon Signal Co., Ltd.                                    1,400          8,146
Nippon Valqua Industries Ltd.                              7,000         21,931
Nippon Yusen K.K.                                         29,000        230,515
Nishimatsu Construction Co., Ltd.                          7,000         19,550
Nishi-Nippon Railroad Co., Ltd.                            7,000         23,121
Nitto Kogyo Corp.                                            700          7,601
Nitto Kohki Co., Ltd.                                        700         13,973
NTN Corp.                                                  7,000         60,842
Obayashi Corp.                                             7,000         35,215
Odakyu Electric Railway Co., Ltd.                          7,000         44,551
OKUMA Corp.                                                5,000         53,887
Okumura Corp.                                              7,000         34,149
Onoken Co., Ltd.                                           4,200         44,250
OSG Corp.                                                  1,400         15,289
PanaHome Corp.                                             8,000         53,851
Rinnai Corp.                                                 700         22,871
Ryosan Co., Ltd.                                             700         17,294
Sanshin Electronics Co., Ltd.                              3,500         46,493
Sanwa Shutter Corp.                                        7,000         34,525
Sanyo Denki Co., Ltd.                                      7,000         33,648
Sato Corp.                                                 1,400         20,866
Sato Shoji Corp.                                           5,000         36,253
Sekisui Plastics Co., Ltd.                                 1,000          3,106
Sharp Corp.                                               16,000        287,875
Shimizu Corp.                                             14,000         61,156
Shin-Etsu Polymer Co., Ltd.                                  700          4,981

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Shinko Electric Co., Ltd.(a)                               2,000   $      4,977
Shinwa Kaiun Kaisha Ltd.                                   5,000         30,300
Sodick Co Ltd.                                             3,400         18,109
Stanley Electric Co., Ltd.                                 2,100         52,446
Star Micronics Co., Ltd.                                     700         15,383
Sumida Corp.                                               1,300         17,467
Sumitomo Electric Industries Ltd.                          5,600         89,077
Taihei Dengyo Kaisha Ltd.                                  1,000          8,737
Taiheiyo Cement Corp.                                      7,000         16,730
Taikisha Ltd.                                              1,400         14,236
Taisei Corp.                                              14,000         37,846
Takuma Co., Ltd.                                           1,000          4,046
Teikoku Tsushin Kogyo Co., Ltd.                            3,000         10,930
THK Co., Ltd.                                              1,400         28,385
Tobu Railway Co., Ltd.                                     7,000         32,708
Tocalo Co., Ltd.                                             700         10,652
Toda Corp.                                                 7,000         33,773
Tokai Rubber Industries, Inc.                              1,400         24,074
Tokyo Kikai Seisakusho Ltd.                                7,000         15,978
Tokyo Seimitsu Co., Ltd.                                     600         14,689
Tokyu Construction Co., Ltd.                               3,260         12,548
Tokyu Corp.                                                7,000         46,055
Tori Holdings Co., Ltd                                   207,000         31,500
Toshiba Corp.                                             41,000        307,183
Toshiba TEC Corp.                                          7,000         47,308
Toyo Seikan Kaisha Ltd.                                    1,400         24,838
Tsukishima Kikai Co., Ltd.                                 2,000         19,765
Ulvac, Inc.                                                  400         18,189
Union Tool Co.                                               300         10,017
Ushio Inc.                                                 1,400         30,828
Yamatake Corp.                                               700         19,111
Yamato Holdings Co., Ltd.                                  7,000        100,944
Yokogawa Electric Corp.                                    2,100         23,084
Yurtec Corp.                                               7,000         38,410
                                                                   ------------
Total Japan                                                           7,359,828
                                                                   ------------
Netherlands--5.3%
Aalberts Industries N.V.                                   1,556         30,939
Arcadis N.V.                                                 280         19,363
Ballast Nedam N.V.                                           905         37,445
Boskalis Westminster                                       1,888        114,996
European Aeronautic Defence and
  Space Co. EADS N.V.                                      7,211        230,150
Heijmans N.V.                                                945         35,688
Koninklijke BAM Groep N.V.                                 3,159         74,360
Koninklijke Philips Electronics N.V.                      26,157      1,128,929
Koninklijke Vopak N.V.                                     1,458         82,709
Smit Internationale N.V.                                     702         71,845
Stork N.V.                                                   945         66,457
Ten Cate N.V.                                                609         18,939
TKH Group N.V.                                             1,216         26,597
TNT N.V.                                                  11,260        465,071
                                                                   ------------
Total Netherlands                                                     2,403,488
                                                                   ------------
New Zealand--1.0%
Auckland International Airport Ltd.                       76,772        171,922
Fletcher Building Ltd.                                    28,917        255,910
Freightways Ltd.                                           9,181         26,424
Mainfreight Ltd.                                           2,548         13,196
                                                                   ------------
Total New Zealand                                                       467,452
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Norway--0.6%
Aker Kvaerner ASA                                          1,400   $     37,257
BW Gas ASA                                                 8,300         84,072
Camillo Eitzen & Co. ASA                                   4,500         62,156
Tomra Systems ASA                                          5,200         36,870
Veidekke ASA                                               7,000         65,425
                                                                   ------------
Total Norway                                                            285,780
                                                                   ------------
Portugal--0.2%
Mota Engil, SGPS S.A.                                      5,118         38,312
Semapa-Sociedade de Investimento e
  Gestao, SGPS, S.A.                                       5,511         70,663
                                                                   ------------
Total Portugal                                                          108,975
                                                                   ------------
Singapore--3.1%
ComfortDelgro Corp., Ltd.                                 91,000        115,690
Cosco Corp (Singapore) Ltd.                               21,000         84,324
Hong Leong Asia Ltd.                                      14,000         36,180
Inter-Roller Engineering Ltd.                              7,000          3,137
Jaya Holdings Ltd.                                        42,000         55,438
Jurong Technologies Industrial Corp., Ltd.                72,000         21,758
Labroy Marine Ltd.                                         7,000         13,811
NatSteel Ltd.                                             62,000         62,885
Neptune Orient Lines Ltd.                                 14,000         38,028
Pan-United Corp., Ltd.                                    28,000         15,172
SBS Transit Ltd.                                          17,500         35,621
SembCorp Industries Ltd.                                  62,000        249,818
SembCorp Marine Ltd.                                      95,000        266,629
Singapore Post Ltd.                                      119,000         92,591
Singapore Technologies Engineering Ltd.                   42,000        109,417
SMRT Corp., Ltd.                                          91,000        106,207
Unisteel Technology Ltd.                                   8,000          9,337
United Engineers Ltd.                                      7,000         18,382
Venture Corp., Ltd.                                        7,000         62,246
WBL Corp., Ltd.                                            7,000         19,549
                                                                   ------------
Total Singapore                                                       1,416,220
                                                                   ------------
Spain--5.3%
Abengoa S.A.                                                 630         22,272
Acciona, S.A.                                              1,494        473,666
ACS, Actividades Cons y Servicious, S.A.                   8,107        481,818
Cementos Portland Valderrivas S.A.                           608         65,869
Duro Felguera S.A.                                         1,493         18,969
Fomento de Construcciones y Contratas S.A.                 6,115        459,538
Gamesa Corp. Tecnologica S.A.                              2,443        114,226
Grupo Ferrovial S.A.(a)                                    2,226        156,608
Obrascon Huarte Lain, S.A.                                 1,029         34,647
Sacyr Vallehermoso S.A.(a)                                 6,652        258,700
Tubacex S.A.                                               1,906         18,615
Uralita S.A.                                               3,198         28,054
Zardoya Otis S.A.                                          9,328        264,168
                                                                   ------------
Total Spain                                                           2,397,150
                                                                   ------------
Sweden--7.5%
AB Volvo Class B                                          64,050      1,075,229
Alfa Laval AB                                              2,800        157,693
Assa Abloy AB Class B                                      9,800        196,737
Atlas Copco AB Class A                                    19,600        292,642
Brostrom AB Class B                                        4,200         32,362
Gunnebo AB                                                   282          2,836
Hexagon AB Class B                                         3,900         81,763
Hoganas AB Class B                                         1,400         29,622
JM AB                                                      2,800         57,402

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
NCC AB Class B                                             2,100   $     45,163
Nolato AB Class B                                          2,800         19,885
Peab AB                                                    4,200         43,376
Rederi AB Transatlantic                                    2,800         18,672
Saab AB Class B                                            2,800         56,102
Sandvik AB                                                38,600        664,414
Seco Tools Class B                                         2,800         48,196
Skanska AB Class B                                        16,800        317,118
SKF AB Class B                                            15,400        260,908
                                                                   ------------
Total Sweden                                                          3,400,120
                                                                   ------------
Switzerland--3.6%
ABB Ltd.                                                  22,876        659,113
Geberit AG                                                   332         45,600
Holcim Ltd.                                                4,361        467,243
Inficon Holding AG                                           240         38,687
Kuehne + Nagel International AG                            1,661        159,183
Panalpina Welttransport Holding AG                           441         76,464
Rieter Holding AG                                            100         44,164
Schindler Holding AG Participating Shares                  1,097         70,734
Sulzer AG                                                     49         72,062
                                                                   ------------
Total Switzerland                                                     1,633,250
                                                                   ------------
United Kingdom--10.9%
Abbot Group PLC                                            3,649         27,729
Acal PLC                                                   1,871          5,847
Aga Foodservice Group PLC                                  3,068         21,894
Alfred McAlpine PLC                                        3,491         37,665
Amec PLC                                                  12,130        202,464
Arriva PLC                                                 8,490        134,357
Avon Rubber PLC                                           10,049         32,506
BAE SYSTEMS PLC                                          115,822      1,148,166
Balfour Beatty PLC                                        10,912        108,010
BBA Aviation PLC                                          22,872         93,448
British Polythene Industries PLC                           2,246         11,457
Business Post Group PLC                                    3,516         19,964
Carillion PLC                                              8,175         57,159
Castings PLC                                               2,100         12,593
Chemring Group PLC                                           392         16,043
Chloride Group PLC                                         5,851         20,615
Clarkson PLC                                               1,295         26,294
Cobham PLC                                                25,590        106,463
Delta PLC                                                  4,915         10,860
E2V Technologies PLC                                       1,563          7,965
Electrocomponents PLC                                     38,240        158,711
Ennstone PLC                                              11,850          8,610
Fenner PLC                                                 5,739         27,703
Firstgroup PLC                                            15,527        251,901
Galliford Try PLC                                          6,430         13,184
Go-Ahead Group PLC                                         1,759         87,712
Halma PLC                                                 16,001         70,074
Hill & Smith Holdings PLC                                  2,247         14,872
Hornby PLC                                                 2,289         10,844
IMI PLC                                                   13,831        108,407
James Fisher & Sons PLC                                    1,230         16,086
Keller Group PLC                                           1,584         20,937
Laird Group PLC                                            4,673         53,952
Low & Bonar PLC                                           15,611         37,135
Marshalls PLC                                              6,666         31,979
Meggitt PLC                                               12,270         81,273
MJ Gleeson Group PLC                                       2,061         13,180
Morgan Sindall PLC                                         1,146         23,702
National Express Group PLC                                 4,765        117,806
Photo-Me International PLC                                34,887         22,223

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Industrial Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Premier Farnell PLC                                       21,192   $     61,906
Renishaw PLC                                               3,739         46,518
Rexam PLC                                                 24,463        203,793
Ricardo PLC                                                1,927         12,543
ROK PLC                                                    4,058         10,340
Rotork PLC                                                 2,254         43,387
RPC Group PLC                                              3,684         15,840
Senior PLC                                                13,287         31,144
Severfield-Rowen PLC                                       2,324         21,280
Shanks Group PLC                                           9,881         45,042
SIG PLC                                                    2,569         38,226
Smiths Group PLC                                          16,679        336,328
Spectris PLC                                               3,558         48,161
Spirax-Sarco Engineering PLC                               2,212         38,660
Stagecoach Group PLC                                      26,901        152,615
T. Clarke PLC                                              8,032         27,820
TDG PLC                                                    6,451         26,582
Titan Europe PLC                                           2,618          6,514
Tomkins PLC                                               45,398        159,728
Travis Perkins PLC                                         3,236         77,557
Ultra Electronics Holdings PLC                             1,279         35,007
UMECO PLC                                                  1,486         18,547
Vitec Group (The) PLC                                      1,458         16,978
VT Group PLC                                               4,608         63,246
Weir Group (The) PLC                                       7,128        114,860
Whatman PLC                                                3,169         12,096
White Young Green PLC                                      1,514         10,654
WSP Group PLC                                              1,167         13,404
                                                                   ------------
Total United Kingdom                                                  4,960,566
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $44,609,110)                                                  45,574,918
                                                                   ------------
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--1.5%
MONEY MARKET FUNDS(b)--1.5%
UBS Enhanced Yield Portfolio, 4.87%                      515,083        515,083
UBS Private Money Market Fund LLC, 4.78%                 191,361        191,361
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $706,444)(c)                                                     706,444
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES--101.5%
(Cost: $45,315,554)(d)                                               46,281,362


Liabilities in Excess of Cash, Foreign
  Currency and Other Assets--(1.5)%                                    (686,642)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 45,594,720
                                                                   ============

(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $671,082 and the total market value of the collateral held by the Fund was $706,444.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund

Industry Breakdown+ as of 12/31/07

Engineering & Construction                                20.1%
Miscellaneous Manufacturers                               14.8%
Transportation                                            14.2%
Building Materials                                        12.5%
Electronics                                                7.8%
Electrical Components & Equipment                          7.8%
Machinery-Diversified                                      7.5%
Aerospace/Defense                                          5.7%
Metal Fabricate/Hardware                                   3.0%
Hand/Machine Tools                                         2.2%
Machinery-Construction & Mining                            1.6%
Packaging & Containers                                     1.4%
Shipbuilding                                               0.9%
Environmental Control                                      0.4%
Commercial Services                                        0.1%
Other                                                      0.0%#




+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
# Amount represents less than 0.05%.

Schedule of Investments (unaudited)
WisdomTree International Technology Sector Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
Australia--3.4%
Bravura Solutions Ltd.                                      5,231     $    8,842
Computershare Ltd.                                         19,258        167,066
IBA Health Ltd.                                            10,189          8,141
MYOB Ltd.                                                  11,848         15,085
Salmat Ltd.                                                17,562         62,298
Technology One Ltd.                                        33,655         31,915
UXC Ltd.                                                   26,846         42,548
                                                                      ----------
Total Australia                                                          335,895
                                                                      ----------
Belgium--0.8%
Econocom Group S.A./N.V.                                      953         10,464
Melexis N.V.                                                3,900         63,577
                                                                      ----------
Total Belgium                                                             74,041
                                                                      ----------
Denmark--0.5%
SimCorp A/S                                                   250         49,509
                                                                      ----------
Finland--1.0%
Comptel PLC                                                11,263         23,383
Tekla Oyj                                                   1,027         19,069
TietoEnator Oyj                                             2,619         58,815
                                                                      ----------
Total Finland                                                            101,267
                                                                      ----------
France--8.1%
CapGemini S.A.                                              5,690        357,719
Dassault Systemes S.A.                                      3,377        199,913
Neopost S.A.                                                1,889        194,680
Oberthur Card Systems S.A.                                  5,777         45,441
                                                                      ----------
Total France                                                             797,753
                                                                      ----------
Germany--21.1%
SAP AG                                                     36,169      1,878,858
Software AG                                                   838         74,210
Wincor Nixdorf AG                                           1,466        139,319
                                                                      ----------
Total Germany                                                          2,092,387
                                                                      ----------
Japan--42.1%
Canon Finetech, Inc.                                          800         11,322
Canon, Inc.                                                34,900      1,624,490
Capcom Co., Ltd.                                            1,900         48,557
CSK Holdings Corp.                                          2,000         64,808
FUJI SOFT, Inc.                                               200          3,158
Fujitsu Ltd.                                               34,000        229,172
Hitachi Information Systems Ltd.                            1,400         30,139
Hitachi Software Engineering Co., Ltd.                      1,600         30,291
Hitachi Systems & Services Ltd.                               600         13,212
Information Services International-Dentsu, Ltd.             1,000          9,417
Itochu Techno-Solutions Corp.                               1,200         40,388
Koei Co., Ltd.                                              3,000         57,199
Konami Corp.                                                6,600        216,229
Melco Holdings, Inc.                                          100          1,571
Mimasu Semiconductor Industry Co., Ltd.                       700         13,002
NEC Fielding Ltd.                                           2,600         31,117
NEC Mobiling Ltd.                                           1,800         27,713
Nihon Unisys Ltd.                                             600          7,632
Nomura Research Institute Ltd.                              5,500        181,175
NS Solutions Corp.                                          1,000         29,450
NSD Co., Ltd.                                                 800         10,606

                      See Notes to Schedule of Investments.

WisdomTree International Technology Sector Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
OBIC Business Consultants Ltd.                                500     $   29,137
Obic Co., Ltd.                                                140         25,891
Oracle Corp. Japan                                          8,400        370,693
Otsuka Corp.                                                  400         34,337
Ricoh Co., Ltd.                                            14,000        258,784
Sanken Electric Co., Ltd.                                   1,000          5,380
Seiko Epson Corp.                                           4,400         95,511
Shindengen Electric Manufacturing Co., Ltd.                 2,000          5,872
Shinkawa Ltd.                                                 500          7,689
Shinko Electric Industries Co., Ltd.                        1,300         26,590
Square Enix Co., Ltd.                                       2,900         88,779
Sumco Corp.                                                 2,400         69,176
Sumisho Computer Systems Corp.                              1,600         25,852
TDK Corp.                                                   2,600        193,636
Tokyo Electron Ltd.                                         3,600        221,063
Trans Cosmos, Inc.                                          2,500         29,428
                                                                      ----------
Total Japan                                                            4,168,466
                                                                      ----------
Netherlands--8.7%
Exact Holding N.V.                                          2,544         92,131
ICT Automatisering N.V.                                     1,503         23,183
OCE N.V.                                                    8,014        145,055
STMicroelectronics N.V.                                    42,113        603,399
                                                                      ----------
Total Netherlands                                                        863,768
                                                                      ----------
Norway--0.5%
EDB Business Partner ASA                                    3,200         23,986
SuperOffice ASA                                             4,400         27,227
                                                                      ----------
Total Norway                                                              51,213
                                                                      ----------
Singapore--0.5%
Creative Technology Ltd.                                    5,900         25,945
CSE Global Ltd.                                            30,000         25,010
                                                                      ----------
Total Singapore                                                           50,955
                                                                      ----------
Spain--2.7%
Indra Sistemas S.A.                                         9,887        268,579
                                                                      ----------
Sweden--0.6%
Axis Communications AB                                        800         19,681
HIQ International AB                                        6,400         33,668
                                                                      ----------
Total Sweden                                                              53,349
                                                                      ----------
United Kingdom--9.6%
Aero Inventory PLC                                          3,540         46,861
ARM Holdings PLC                                           26,888         66,369
Computacenter PLC                                           5,598         21,089
Domino Printing Sciences PLC                                6,949         40,806
LogicaCMG PLC                                             134,008        314,106
Micro Focus International PLC                               7,740         39,134
Misys PLC                                                  38,958        143,273
Morse PLC                                                  16,475         21,973
Psion PLC                                                   5,292         10,640

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Technology Sector Fund
December 31, 2007
================================================================================
Investments                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------
RM PLC                                                      6,350     $   27,809
Royalblue Group PLC                                           994         16,423
Sage Group PLC (The)                                       44,831        205,253
                                                                      ----------
Total United Kingdom                                                     953,736
                                                                      ==========

TOTAL INVESTMENTS IN SECURITIES--99.6%
(Cost: $10,644,676)(a)                                                 9,860,918

Cash, Foreign Currency and Other Assets
  in Excess of Liabilities--0.4%                                          41,584
                                                                      ----------

NET ASSETS--100.0%                                                    $9,902,502
                                                                      ==========

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Technology Sector Fund

Industry Breakdown+ as of 12/31/07


Software                                             42.2%
Office/Business Equipment                            23.6%
Computers                                            22.9%
Semiconductors                                       10.9%
Other                                                 0.4%



+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Utilities Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.9%
Australia--0.1%
AGL Energy Ltd.                                              4,815   $    56,314
                                                                     -----------
Austria--1.1%
EVN AG                                                       1,159       150,032
Verbund (Oesterreichische
  Elektrizitatswirtschafts-AG) Class A                      13,196       923,759
                                                                     -----------
Total Austria                                                          1,073,791
                                                                     -----------
Finland--3.1%
Fortum Oyj                                                  68,616     3,090,861
                                                                     -----------
France--20.5%
Electricite de France                                       54,624     6,507,240
Gaz de France S.A.                                          91,672     5,361,163
Suez S.A.                                                   91,329     6,218,380
Veolia Environnement S.A.                                   22,301     2,036,194
                                                                     -----------
Total France                                                          20,122,977
                                                                     -----------
Germany--13.6%
E.ON AG                                                     32,203     6,854,726
MVV Energie AG                                               4,244       194,153
RWE AG                                                      44,899     6,301,881
                                                                     -----------
Total Germany                                                         13,350,760
                                                                     -----------
Hong Kong--5.1%
China Power International Development Ltd.                 214,000       100,449
China Resources Power Holdings Co.                          82,000       283,415
CLP Holdings Ltd.                                          281,500     1,922,420
Hong Kong & China Gas Co.                                  393,600     1,206,433
HongKong Electric Holdings Ltd.                            260,000     1,495,499
                                                                     -----------
Total Hong Kong                                                        5,008,216
                                                                     -----------
Italy--12.7%
ACEA SpA                                                    12,342       256,775
AcegasAps SpA                                               10,978       107,056
AEM SpA                                                    187,355       859,432
ASM Brescia SpA                                            116,771       851,918
Edison SpA                                                 285,403       899,224
Enel SpA                                                   502,429     5,975,780
Hera SpA                                                   140,583       633,575
Iride SpA                                                   43,577       162,624
Snam Rete Gas SpA                                          245,888     1,571,018
Terna Rete Elettrica Nazionale SpA                         287,147     1,157,663
                                                                     -----------
Total Italy                                                           12,475,065
                                                                     -----------
Japan--8.9%
Chubu Electric Power Co., Inc.                              48,000     1,252,473
Chugoku Electric Power Co., Inc. (The)                      39,100       761,245
Hokuriku Electric Power Co.                                 14,100       294,079
Kansai Electric Power Co., Inc. (The)                       66,200     1,543,669
Kyushu Electric Power Co., Inc.                             37,000       910,800
Okinawa Electric Power Co., Inc. (The)                       1,400        65,166
Osaka Gas Co., Ltd.                                        197,000       777,666
Saibu Gas Co., Ltd.                                         28,000        63,913
Shikoku Electric Power Co., Inc.                            26,300       705,084
Toho Gas Co., Ltd.                                          28,000       140,107

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Utilities Sector Fund
December 31, 2007
================================================================================
Investments                                                 Shares  U.S. $ Value
--------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.                             45,000   $ 1,015,083
Tokyo Electric Power Co., Inc. (The)                        12,000       310,433
Tokyo Gas Co., Ltd.                                        182,000       852,043
                                                                     -----------
Total Japan                                                            8,691,761
                                                                     -----------
New Zealand--1.3%
Contact Energy Ltd.                                         97,050       615,403
TrustPower Ltd.                                             16,269       108,296
Vector Ltd.                                                328,551       556,240
                                                                     -----------
Total New Zealand                                                      1,279,939
                                                                     -----------
Norway--0.1%
Hafslund ASA Class B                                         2,450        70,389
                                                                     -----------
Portugal--1.8%
Energias de Portugal S.A.                                  271,873     1,776,789
                                                                     -----------
Singapore--0.1%
XP Power Ltd.                                               12,767        72,684
                                                                     -----------
Spain--16.4%
Enagas                                                      28,874       843,883
Endesa S.A.                                                 93,292     4,958,053
Gas Natural SDG S.A.                                        33,941     1,985,930
IBERDROLA, S.A.                                            334,818     5,091,016
Red Electrica de Espana, S.A.                               14,556       920,217
Sociedad General de Aguas de
  Barcelona S.A. Class A                                    16,165       650,645
Union Fenosa S.A.                                           23,920     1,615,368
                                                                     -----------
Total Spain                                                           16,065,112
                                                                     -----------
United Kingdom--15.1%
Centrica PLC                                               301,873     2,155,759
Drax Group PLC                                              22,959       276,498
International Power PLC                                     68,598       619,260
Kelda Group PLC                                             12,088       261,077
National Grid PLC                                          250,891     4,165,194
Northumbrian Water Group PLC                                94,647       642,930
Pennon Group PLC                                            51,026       685,106
Scottish & Southern Energy PLC                              79,846     2,603,461
Severn Trent PLC                                            39,351     1,195,348
United Utilities PLC                                       148,369     2,232,795
                                                                     -----------
Total United Kingdom                                                  14,837,428
                                                                     ===========

TOTAL INVESTMENTS IN SECURITIES--99.9%
(Cost: $92,436,049) (a)                                               97,972,086


Cash, Foreign Currency and Other Assets in
  Excess of Liabilities --0.1%                                            79,546
                                                                     -----------

NET ASSETS--100.0%                                                   $98,051,632
                                                                     ===========

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Utilities Sector Fund

Industry Breakdown+ as of 12/31/07


Electric                                             76.8%
Gas                                                  15.2%
Water                                                 7.9%
Other                                                 0.1%



+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree International Health Care Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.8%
Australia--8.4%
Cochlear Ltd.                                              5,325   $    350,204
CSL Ltd.                                                  13,491        430,712
Healthscope Ltd.(a)                                       54,439        259,077
Primary Health Care Ltd.(a)                               17,468        182,520
Ramsay Health Care Ltd.(a)                                17,563        168,862
Sigma Pharmaceuticals Ltd.(a)                            118,532        166,003
Sonic Healthcare Ltd.                                     26,450        388,312
Symbion Health Ltd.                                       80,680        281,948
                                                                   ------------
Total Australia                                                       2,227,638
                                                                   ------------
Belgium--1.2%
Omega Pharma S.A.                                            159         11,089
UCB S.A.                                                   6,653        301,732
                                                                   ------------
Total Belgium                                                           312,821
                                                                   ------------
Denmark--5.3%
Coloplast A/S Class B                                      1,650        143,160
H. Lundbeck A/S                                           10,100        273,291
Novo-Nordisk A/S Class B                                  10,825        711,047
Novozymes A/S Class B                                      2,425        276,733
                                                                   ------------
Total Denmark                                                         1,404,231
                                                                   ------------
Finland--1.1%
Orion Oyj Class B                                         12,776        299,427
                                                                   ------------
France--12.0%
BioMerieux                                                 1,693        195,743
Cie Generale D'Optique Essilor
  International S.A.                                       7,445        475,129
Ipsen                                                      4,273        257,703
Sanofi-Aventis                                            24,543      2,259,917
                                                                   ------------
Total France                                                          3,188,492
                                                                   ------------
Germany--11.1%
Bayer Schering Pharma AG                                   7,810      1,195,529
Celesio AG                                                 4,201        261,038
Fresenius AG                                               4,061        332,494
Fresenius Medical Care AG & Co. KGaA                       8,956        480,423
Merck KGaA                                                 2,237        288,795
Rhoen-Klinikum AG                                          7,174        226,347
Stada Arzneimittel AG                                      2,776        170,666
                                                                   ------------
Total Germany                                                         2,955,292
                                                                   ------------
Ireland--0.1%
United Drug PLC                                            4,081         23,721
                                                                   ------------
Italy--2.5%
Luxottica Group SpA(a)                                    11,985        380,943
Recordati SpA                                             32,270        288,508
                                                                   ------------
Total Italy                                                             669,451
                                                                   ------------
Japan--19.5%
Alfresa Holdings Corp.                                       500         30,166
Astellas Pharma, Inc.                                     11,400        496,961
Chugai Pharmaceutical Co., Ltd.                           18,400        263,528
Daiichi Sankyo Co., Ltd.                                  16,300        501,920
Dainippon Sumitomo Pharma Co., Ltd.                       20,000        146,444

                      See Notes to Schedule of Investments.

WisdomTree International Health Care Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Eisai Co., Ltd.                                            9,000   $    354,473
Hisamitsu Pharmaceutical Co., Inc.                         6,000        182,608
Hogy Medical Co., Ltd.                                       100          4,216
Kaken Pharmaceutical Co., Ltd.                             2,000         14,036
Kobayashi Pharmaceutical Co., Ltd.                           500         18,708
Kyowa Hakko Kogyo Co., Ltd.(a)                            25,000        267,198
Mediceo Paltac Holdings Co., Ltd.                         15,200        225,180
Miraca Holdings, Inc.                                        500         12,040
Mochida Pharmaceutical Co., Ltd.                           1,000          9,148
Nihon Kohden Corp.                                         1,000         23,900
Nipro Corp.                                                9,000        180,862
Paramount Bed Co., Ltd.                                    1,000         12,881
Paris Miki, Inc.(a)                                       13,500        183,198
Seikagaku Corp.                                            1,000         10,563
Shimadzu Corp.                                             4,000         35,984
Shionogi & Co., Ltd.                                      14,000        247,505
SSP Co., Ltd.                                              4,000         19,299
Suzuken Co., Ltd.                                          5,000        178,579
Sysmex Corp.                                                 400         17,008
Taisho Pharmaceutical Co., Ltd.                           15,000        288,681
Takeda Pharmaceutical Co., Ltd.                           15,700        923,323
Tanabe Seiyaku Co., Ltd.                                  20,000        189,590
Terumo Corp.                                               6,500        342,121
Toho Pharmaceutical Co., Ltd.                                500          9,757
Topcon Corp.                                                 500          4,726
Tsumura & Co.                                                400          7,895
                                                                   ------------
Total Japan                                                           5,202,498
                                                                   ------------
Netherlands--0.4%
OPG Groep N.V.                                             4,485        124,589
                                                                   ------------
New Zealand--1.0%
Fisher & Paykel Healthcare Corp.                          94,262        253,162
Ryman Healthcare Ltd.                                     13,028         20,653
                                                                   ------------
Total New Zealand                                                       273,815
                                                                   ------------
Singapore--0.9%
Parkway Holdings Ltd.                                     93,000        255,848
                                                                   ------------
Spain--0.4%
FAES FARMA, S.A.(a)                                        7,304         96,536
                                                                   ------------
Sweden--0.1%
Getinge AB Class B                                           400         10,738
Meda AB Class A                                            1,100         13,615
Q-Med AB                                                   1,050         13,646
                                                                   ------------
Total Sweden                                                             37,999
                                                                   ------------
Switzerland--15.9%
Nobel Biocare Holding AG                                     943        252,377
Novartis AG                                               34,095      1,870,157
Phonak Holding AG                                          1,453        164,147
Roche Holding AG                                           9,731      1,681,212
Straumann Holding AG                                         949        261,737
                                                                   ------------
Total Switzerland                                                     4,229,630
                                                                   ------------
United Kingdom--19.9%
AstraZeneca PLC                                           38,644      1,664,652
Dechra Pharmaceuticals PLC                                 1,756         12,820
GlaxoSmithKline PLC                                      108,146      2,753,372
Shire PLC                                                 11,392        260,558

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Health Care Sector Fund
December 31, 2007
================================================================================
Investments                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------
Smith & Nephew PLC                                        26,534   $    306,348
SSL International PLC                                     27,825        296,328
                                                                   ------------
Total United Kingdom                                                  5,294,078
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $26,378,881)                                                  26,596,066
                                                                   ============
RIGHTS*--0.0%
United Kingdom--0.0%
Dechra Pharmaceuticals PLC, expiring
  on 1/08/08
(Cost: $0)                                                   386            490
                                                                   ------------

TOTAL LONG-TERM INVESTMENTS
(Cost: $26,378,881)                                                  26,596,556
                                                                   ============

INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--5.2%
MONEY MARKET FUNDS(b)--5.2%
UBS Enhanced Yield Portfolio, 4.87%                      115,759        115,759
UBS Private Money Market Fund LLC, 4.78%               1,260,411      1,260,411
                                                                   ------------
TOTAL INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED
(Cost: $1,376,170)(c)                                                 1,376,170
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES--105.0%
(Cost: $27,755,051)(d)                                               27,972,726


Liabilities in Excess of Cash, Foreign
  Currency and Other Assets--(5.0)%                                  (1,337,424)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 26,635,302
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $1,305,405 and the total market value of the collateral held by the Fund was $1,376,170.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree International Health Care Sector Fund

Industry Breakdown+ as of 12/31/07


Pharmaceuticals                                      73.8%
Healthcare-Products                                  13.3%
Healthcare-Services                                   9.4%
Biotechnology                                         2.7%
Retail                                                0.7%
Other                                                 0.1%


+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
Aerospace & Defense--2.5%
Alliant Techsystems, Inc.*                                      49   $     5,574
BE Aerospace, Inc.*                                             67         3,544
Boeing Co. (The)                                               896        78,363
Ceradyne, Inc.*                                                 76         3,567
Curtiss-Wright Corp.                                            48         2,410
DRS Technologies, Inc.                                          55         2,985
DynCorp International Inc. Class A*                             87         2,339
Esterline Technologies Corp.*                                   45         2,329
General Dynamics Corp.                                         413        36,753
Goodrich Corp.                                                 129         9,109
Hexcel Corp.*                                                   81         1,967
Honeywell International, Inc.                                  806        49,625
L-3 Communications Holdings, Inc.                              133        14,090
Lockheed Martin Corp.                                          504        53,051
Moog, Inc. Class A*                                             60         2,749
Northrop Grumman Corp.                                         346        27,209
Precision Castparts Corp.                                      112        15,534
Raytheon Co.                                                   479        29,075
Rockwell Collins, Inc.                                         140        10,076
Spirit Aerosystems Holdings, Inc. Class A*                     102         3,519
Teledyne Technologies, Inc.*                                    46         2,453
TransDigm Group, Inc.*                                          47         2,123
Triumph Group, Inc.                                             25         2,059
United Technologies Corp.                                    1,001        76,617
                                                                     -----------
Total Aerospace & Defense                                                437,120
                                                                     -----------
Air Freight & Logistics--0.7%
ABX Holdings, Inc.*                                            594         2,483
Atlas Air Worldwide Holdings, Inc.*                             45         2,440
C.H. Robinson Worldwide, Inc.                                  112         6,061
Expeditors International Washington, Inc.                      112         5,004
FedEx Corp.                                                    374        33,350
Hub Group Inc. Class A*                                         73         1,940
United Parcel Service Inc. Class B                           1,015        71,781
                                                                     -----------
Total Air Freight & Logistics                                            123,059
                                                                     -----------
Airlines--0.3%
Alaska Air Group, Inc.*                                        124         3,101
AMR Corp.*                                                     638         8,951
Continental Airlines, Inc. Class B*                            393         8,744
Pinnacle Airlines Corp.*                                        92         1,403
Republic Airways Holdings, Inc.*                               109         2,135
Skywest, Inc.                                                  161         4,323
Southwest Airlines Co.                                         778         9,492
UAL Corp.*                                                     382        13,623
US Airways Group, Inc.*                                        531         7,811
                                                                     -----------
Total Airlines                                                            59,583
                                                                     -----------
Auto Components--0.3%
Autoliv, Inc.                                                  138         7,274
BorgWarner, Inc.                                               120         5,809
China Automotive Systems, Inc.*                                 62           482
Cooper Tire & Rubber Co.                                       121         2,006
Gentex Corp.                                                   168         2,985
Johnson Controls, Inc.                                         658        23,714
Spartan Motors, Inc.                                             1             8
Standard Motor Products, Inc.                                   27           220
Tenneco, Inc.*                                                  94         2,451
                                                                     -----------
Total Auto Components                                                     44,949
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Automobiles--0.1%
Harley-Davidson, Inc.                                          420   $    19,618
Thor Industries, Inc.                                          113         4,295
                                                                     -----------
Total Automobiles                                                         23,913
                                                                     -----------
Beverages--1.7%
Anheuser-Busch Cos., Inc.                                      768        40,197
Brown-Forman Corp. Class B                                     119         8,819
Central European Distribution Corp.*                            39         2,265
Coca-Cola Co. (The)                                          1,583        97,149
Constellation Brands, Inc. Class A*                            276         6,525
Hansen Natural Corp.*                                           76         3,366
MGP Ingredients, Inc.                                           77           725
Molson Coors Brewing Co. Class B                               140         7,227
Pepsi Bottling Group, Inc.                                     287        11,325
PepsiAmericas, Inc.                                            127         4,232
PepsiCo, Inc.                                                1,483       112,559
                                                                     -----------
Total Beverages                                                          294,389
                                                                     -----------
Biotechnology--0.7%
Amgen, Inc.*                                                 1,108        51,455
Biogen Idec, Inc.*                                             160         9,107
Celgene Corp.*                                                  72         3,327
Genentech, Inc.*                                               669        44,870
Genzyme Corp.*                                                  91         6,774
ImClone Systems, Inc.*                                          64         2,752
United Therapeutics Corp.*                                      21         2,051
                                                                     -----------
Total Biotechnology                                                      120,336
                                                                     -----------
Building Products--0.2%
Ameron International Corp.                                      19         1,751
Builders FirstSource, Inc.*                                     89           643
Goodman Global Inc.*                                           116         2,847
Lennox International, Inc.                                     126         5,219
Masco Corp.                                                    602        13,008
Simpson Manufacturing Co., Inc.                                126         3,350
Trane, Inc.                                                    217        10,136
USG Corp.*                                                     144         5,154
                                                                     -----------
Total Building Products                                                   42,108
                                                                     -----------
Capital Markets--4.9%
Affiliated Managers Group, Inc.*                                42         4,933
Allied Capital Corp.                                           166         3,569
American Capital Strategies Ltd.                               287         9,460
Ameriprise Financial, Inc.                                     239        13,171
Apollo Investment Corp.                                        189         3,222
Ares Capital Corp.                                             150         2,195
Bank of New York Mellon Corp. (The)                            758        36,960
Bear Stearns & Co., Inc. (The)                                 352        31,064
BlackRock, Inc.                                                 84        18,211
Charles Schwab Corp. (The)                                     813        20,772
Cohen & Steers, Inc.                                            77         2,308
E*Trade Financial Corp.*                                     1,926         6,837
Eaton Vance Corp.                                               67         3,042
Federated Investors, Inc. Class B                              126         5,186
Fortress Investment Group LLC, Class A                         323         5,032
Franklin Resources, Inc.                                       256        29,294
GAMCO Investors Inc. Class A                                    31         2,145
GFI Group, Inc.*                                                24         2,297
Goldman Sachs Group, Inc.                                      960       206,449
Greenhill & Co., Inc.                                           42         2,792
Investment Technology Group, Inc.*                              98         4,664
Janus Capital Group, Inc.                                      117         3,843

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Jefferies Group, Inc.                                          154   $     3,550
Knight Capital Group, Inc. Class A*                            252         3,629
Legg Mason, Inc.                                               192        14,045
Lehman Brothers Holdings, Inc.                               1,307        85,531
MCG Capital Corp.                                              289         3,350
Merrill Lynch & Co., Inc.                                      950        50,997
Morgan Stanley                                               2,930       155,613
Northern Trust Corp.                                           185        14,167
optionsXpress Holdings, Inc.                                    83         2,807
Piper Jaffray Cos., Inc.*                                       42         1,945
Prospect Capital Corp.                                          33           431
Raymond James Financial, Inc.                                  140         4,572
SEI Investments Co.                                            140         4,504
State Street Corp.                                             311        25,253
T. Rowe Price Group, Inc.                                      210        12,785
TD Ameritrade Holding Corp.*                                 2,458        49,307
Waddell & Reed Financial, Inc. Class A                          87         3,140
                                                                     -----------
Total Capital Markets                                                    853,072
                                                                     -----------
Chemicals--1.8%
Air Products & Chemicals, Inc.                                 175        17,260
Airgas, Inc.                                                   105         5,472
Albemarle Corp.                                                112         4,620
Ashland, Inc.                                                   63         2,988
Cabot Corp.                                                     91         3,034
Celanese Corp. Series A                                         99         4,190
CF Industries Holdings, Inc.                                    57         6,273
Cytec Industries, Inc.                                          70         4,311
Dow Chemical Co. (The)                                       1,460        57,552
E.I. Du Pont de Nemours & Co.                                1,200        52,908
Eastman Chemical Co.                                            80         4,887
Ecolab, Inc.                                                   154         7,886
FMC Corp.                                                       58         3,164
H.B. Fuller Co.                                                110         2,470
Hercules, Inc.                                                 395         7,643
International Flavors & Fragrances, Inc.                        91         4,380
Lubrizol Corp.                                                  84         4,549
Monsanto Co.                                                   179        19,993
Mosaic Co. (The)*                                              175        16,510
Nalco Holding Co.                                              182         4,401
NewMarket Corp.                                                 35         1,949
Olin Corp.                                                      92         1,778
OM Group, Inc.                                                  22         1,266
PPG Industries, Inc.                                           217        15,240
Praxair, Inc.                                                  236        20,936
Rockwood Holdings, Inc.*                                        70         2,325
Rohm & Haas Co.                                                228        12,100
RPM International, Inc.                                        228         4,628
Scotts Miracle-Gro Co. (The) Class A                            77         2,881
Sensient Technologies Corp.                                     71         2,008
Sigma-Aldrich Corp.                                            126         6,880
Terra Industries, Inc.*                                         88         4,203
Valspar Corp. (The)                                            154         3,471
Westlake Chemical Corp.                                        147         2,792
                                                                     -----------
Total Chemicals                                                          316,948
                                                                     -----------
Commercial Banks--4.5%
Alabama National Bancorp                                        33         2,568
Associated Banc-Corp                                           182         4,930
BancorpSouth, Inc.                                             168         3,966
Bank of Hawaii Corp.                                            84         4,296
BB&T Corp.                                                     832        25,517
BOK Financial Corp.                                             84         4,343
Boston Private Financial Holdings, Inc.                         80         2,166
Cathay General Bancorp                                         126         3,338

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Central Pacific Financial Corp.                                 29   $       535
Chittenden Corp.                                                66         2,351
Citizens Banking Corp.                                         182         2,641
City National Corp.                                             63         3,752
Colonial BancGroup, Inc. (The)                                 349         4,725
Comerica, Inc.                                                 318        13,843
Commerce Bancorp, Inc.                                         133         5,073
Commerce Bancshares, Inc.                                       88         3,948
Cullen/Frost Bankers, Inc.                                      84         4,255
CVB Financial Corp.                                            195         2,016
East West Bancorp, Inc.                                        112         2,714
Fifth Third Bancorp                                            686        17,239
First Citizens BancShares, Inc. Class A                         21         3,063
First Community Bancorp, Inc. Class A                           64         2,639
First Horizon National Corp.                                   203         3,684
First Midwest Bancorp, Inc.                                    119         3,641
FirstMerit Corp.                                               196         3,922
FNB Corp./PA                                                   170         2,499
Frontier Financial Corp.                                       128         2,377
Fulton Financial Corp.                                         273         3,063
Glacier Bancorp, Inc.                                          134         2,511
Hancock Holding Co.                                             65         2,483
Huntington Bancshares, Inc.                                    561         8,280
International Bancshares Corp.                                 161         3,371
Irwin Financial Corp.                                          132           970
KeyCorp                                                        832        19,510
M&T Bank Corp.                                                 175        14,275
Marshall & Ilsley Corp.                                        540        14,299
MB Financial, Inc.                                              84         2,590
National City Corp.                                            806        13,267
National Penn Bancshares, Inc.                                 139         2,104
NBT Bancorp, Inc.                                               84         1,917
Old National Bancorp                                           150         2,244
Pacific Capital Bancorp                                        133         2,677
Park National Corp.                                             37         2,387
PNC Financial Services Group, Inc. (The)                       416        27,310
Popular, Inc.                                                  561         5,947
Prosperity Bancshares, Inc.                                     83         2,439
Provident Bankshares Corp.                                      91         1,946
Regions Financial Corp.                                      1,249        29,539
South Financial Group, Inc. (The)                              168         2,626
Sterling Financial Corp./PA                                     37           608
Sterling Financial Corp./WA                                    162         2,720
SunTrust Banks, Inc.                                           537        33,558
Susquehanna Bancshares, Inc.                                   123         2,268
SVB Financial Group*                                            63         3,175
Synovus Financial Corp.                                        509        12,257
TCF Financial Corp.                                            283         5,074
Trustmark Corp.                                                147         3,728
U.S. Bancorp                                                 2,543        80,716
UCBH Holdings, Inc.                                            224         3,172
UMB Financial Corp.                                             60         2,302
Umpqua Holdings Corp.                                           54           828
UnionBanCal Corp.                                              255        12,472
United Bankshares, Inc.                                        103         2,886
United Community Banks, Inc.                                   133         2,101
Valley National Bancorp                                        180         3,431
W Holding Co., Inc.                                          1,553         1,879
Wachovia Corp.                                               3,760       142,994
Webster Financial Corp.                                         91         2,909
Wells Fargo & Co.                                            5,175       156,234
Westamerica Bancorp                                             59         2,628
Whitney Holding Corp.                                          133         3,478

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Wilmington Trust Corp.                                          98   $     3,450
Zions Bancorp.                                                 219        10,225
                                                                     -----------
Total Commercial Banks                                                   796,889
                                                                     -----------
Commercial Services & Supplies--1.0%
Allied Waste Industries, Inc.*                                 350         3,857
American Reprographics Co.*                                    149         2,456
Amrep Corp.*                                                     5           153
Avery Dennison Corp.                                           135         7,174
Brink's Co. (The)                                               70         4,182
ChoicePoint, Inc.*                                             112         4,079
Cintas Corp.                                                   226         7,598
Copart, Inc.*                                                   93         3,957
Corporate Executive Board Co.                                   56         3,366
Corrections Corp. of America*                                  108         3,187
Covanta Holding Corp.*                                          77         2,130
Deluxe Corp.                                                   140         4,605
Dun & Bradstreet Corp.                                          56         4,963
Equifax, Inc.                                                  126         4,581
First Advantage Corp. Class A*                                 138         2,273
FTI Consulting, Inc.*                                           39         2,404
Herman Miller, Inc.                                            112         3,628
HNI Corp.                                                       91         3,190
IHS Inc. Class A*                                               32         1,938
IKON Office Solutions, Inc.                                    301         3,919
Knoll, Inc.                                                    139         2,284
Korn/Ferry International*                                      123         2,315
Manpower, Inc.                                                 160         9,104
Mine Safety Appliances Co.                                      39         2,023
Monster Worldwide, Inc.*                                        84         2,722
PeopleSupport, Inc.*                                             8           109
Pitney Bowes, Inc.                                             298        11,336
R.R. Donnelley & Sons Co.                                      189         7,133
Republic Services, Inc.                                        189         5,925
Robert Half International, Inc.                                254         6,868
Rollins, Inc.                                                  140         2,688
RSC Holdings, Inc.*                                            267         3,351
Steelcase, Inc. Class A                                        210         3,333
Stericycle, Inc.*                                               40         2,376
TeleTech Holdings, Inc.*                                       125         2,659
TrueBlue, Inc.*                                                159         2,302
United Stationers, Inc.*                                        64         2,957
Volt Information Sciences, Inc.*                                12           219
Waste Connections, Inc.*                                        85         2,627
Waste Management, Inc.                                         581        18,980
Watson Wyatt Worldwide, Inc. Class A                            91         4,223
                                                                     -----------
Total Commercial Services & Supplies                                     169,174
                                                                     -----------
Communications Equipment--1.7%
ADC Telecommunications, Inc.*                                  201         3,126
Adtran, Inc.                                                   100         2,138
Arris Group, Inc.*                                             353         3,523
Cisco Systems, Inc.*                                         5,305       143,606
CommScope, Inc.*                                               113         5,561
Comtech Telecommunications Corp.*                               43         2,322
Corning, Inc.                                                1,725        41,383
Dycom Industries, Inc.*                                         23           613
F5 Networks, Inc.*                                             112         3,194
Foundry Networks, Inc.*                                        129         2,260
Harris Corp.                                                   126         7,898
InterDigital, Inc.*                                             54         1,260
Juniper Networks, Inc.*                                        231         7,669
Mastec, Inc.*                                                   96           976
Motorola, Inc.                                                 771        12,367
Polycom, Inc.*                                                 126         3,500

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Qualcomm, Inc.                                               1,477   $    58,120
Tellabs, Inc.*                                                 530         3,466
                                                                     -----------
Total Communications Equipment                                           302,982
                                                                     -----------
Computers & Peripherals--2.9%
Apple, Inc.*                                                   370        73,290
Brocade Communications Systems, Inc.*                          433         3,178
Dell, Inc.*                                                  2,205        54,045
Diebold, Inc.                                                   91         2,637
EMC Corp.                                                    1,572        29,129
Hewlett-Packard Co.                                          2,441       123,221
International Business Machines Corp.                        1,699       183,661
Intevac, Inc.*                                                  89         1,294
Lexmark International, Inc. Class A*                           196         6,833
NCR Corp.*                                                     189         4,744
Network Appliance, Inc.*                                       243         6,065
QLogic Corp.*                                                  238         3,380
SanDisk Corp.*                                                  68         2,256
Sun Microsystems, Inc.*                                        579        10,497
Western Digital Corp.*                                         395        11,933
                                                                     -----------
Total Computers & Peripherals                                            516,163
                                                                     -----------
Construction & Engineering--0.2%
Aecom Technology Corp.*                                         97         2,771
EMCOR Group, Inc.*                                             154         3,639
Fluor Corp.                                                     56         8,160
Granite Construction Inc.                                       77         2,786
Jacobs Engineering Group, Inc.*                                 73         6,980
KBR, Inc.*                                                     120         4,656
Northwest Pipe Co.*                                             48         1,879
Perini Corp.*                                                   50         2,071
Quanta Services, Inc.*                                         121         3,175
URS Corp.*                                                      56         3,042
                                                                     -----------
Total Construction & Engineering                                          39,159
                                                                     -----------
Construction Materials--0.1%
Eagle Materials, Inc.                                           91         3,229
Martin Marietta Materials, Inc.                                 42         5,569
Texas Industries, Inc.                                          31         2,173
Vulcan Materials Co.                                           108         8,542
                                                                     -----------
Total Construction Materials                                              19,513
                                                                     -----------
Consumer Finance--0.9%
Advance America Cash Advance Centers, Inc.                     229         2,327
Advanta Corp. Class B                                          248         2,001
American Express Co.                                         1,295        67,367
AmeriCredit Corp.*                                             598         7,648
Capital One Financial Corp.                                    944        44,613
Cash America International, Inc.                                67         2,164
CompuCredit Corp.*                                             126         1,257
Discover Financial Services                                    860        12,969
First Marblehead Corp. (The)                                   316         4,835
Nelnet, Inc. Class A                                            26           330
SLM Corp.                                                      392         7,895
Student Loan Corp. (The)                                        28         3,080
                                                                     -----------
Total Consumer Finance                                                   156,486
                                                                     -----------
Containers & Packaging--0.3%
Aptargroup, Inc.                                                72         2,946
Ball Corp.                                                     126         5,670
Bemis Co. Inc.                                                 126         3,450
Crown Holdings, Inc.*                                          269         6,900

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Greif, Inc. Class A                                             70   $     4,576
Owens-Illinois, Inc.*                                          119         5,891
Packaging Corp. of America                                     122         3,440
Pactiv Corp.*                                                  133         3,542
Rock-Tenn Co. Class A                                           84         2,134
Sealed Air Corp.                                               295         6,826
Silgan Holdings, Inc.                                           50         2,597
Sonoco Products Co.                                            112         3,660
Temple-Inland, Inc.                                            133         2,773
                                                                     -----------
Total Containers & Packaging                                              54,405
                                                                     -----------
Distributors--0.1%
Genuine Parts Co.                                              182         8,426
LKQ Corp.*                                                     131         2,754
                                                                     -----------
Total Distributors                                                        11,180
                                                                     -----------
Diversified Consumer Services--0.2%
Apollo Group, Inc. Class A*                                    115         8,066
Career Education Corp.*                                        100         2,514
DeVry, Inc.                                                     34         1,767
H&R Block, Inc.                                                329         6,110
ITT Educational Services, Inc.*                                 30         2,558
Matthews International Corp. Class A                            42         1,969
Regis Corp.                                                    105         2,936
Service Corp International                                     159         2,234
Sotheby's                                                      112         4,267
Weight Watchers International, Inc.                             84         3,795
                                                                     -----------
Total Diversified Consumer Services                                       36,216
                                                                     -----------
Diversified Financials--5.5%
Bank of America Corp.                                        7,763       320,302
CIT Group, Inc.                                                139         3,340
Citigroup, Inc.                                             10,015       294,842
CME Group, Inc.                                                 14         9,604
IntercontinentalExchange, Inc.*                                 30         5,775
JPMorgan Chase & Co.                                         6,834       298,304
Moody's Corp.                                                  412        14,708
Nasdaq Stock Market, Inc. (The)*                               119         5,889
Nymex Holdings, Inc.                                            35         4,676
NYSE Euronext                                                  131        11,499
                                                                     -----------
Total Diversified Financials                                             968,939
                                                                     -----------
Diversified Telecommunication Services--2.3%
AT&T, Inc.                                                   4,969       206,512
CenturyTel, Inc.                                               145         6,012
Cincinnati Bell, Inc.*                                         544         2,584
Citizens Communications Co.                                    355         4,519
Embarq Corp.                                                   266        13,175
Golden Telecom, Inc.                                            35         3,533
Qwest Communications International, Inc.                     7,807        54,727
Verizon Communications, Inc.                                 2,548       111,322
Windstream Corp.                                               588         7,656
                                                                     -----------
Total Diversified Telecommunication Services                             410,040
                                                                     -----------
Electric Utilities--1.9%
Allegheny Energy, Inc.                                         112         7,124
ALLETE, Inc.                                                    73         2,889
American Electric Power Co., Inc.                              418        19,462
Cleco Corp.                                                    123         3,419
DPL, Inc.                                                      147         4,359
Duke Energy Corp.                                            1,640        33,080
Edison International                                           378        20,174

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
EL Paso Electric Co.*                                           94   $     2,404
Entergy Corp.                                                  192        22,948
Exelon Corp.                                                   788        64,333
FirstEnergy Corp.                                              335        24,234
FPL Group, Inc.                                                327        22,164
Great Plains Energy, Inc.                                      140         4,105
IDACORP, Inc.                                                   84         2,958
ITC Holdings Corp.                                              46         2,595
Northeast Utilities                                            147         4,603
Pepco Holdings, Inc.                                           168         4,927
Pinnacle West Capital Corp.                                    137         5,810
Portland General Electric Co.                                  140         3,889
PPL Corp.                                                      347        18,075
Progress Energy, Inc.                                          295        14,287
Reliant Energy, Inc.*                                           93         2,440
Sierra Pacific Resources                                       240         4,075
Southern Co.                                                   784        30,380
UniSource Energy Corp.                                          76         2,398
Westar Energy, Inc.                                            161         4,176
                                                                     -----------
Total Electric Utilities                                                 331,308
                                                                     -----------
Electrical Equipment--0.6%
A.O. Smith Corp.                                                72         2,524
Acuity Brands, Inc.                                             77         3,465
AMETEK, Inc.                                                   126         5,902
Baldor Electric Co.                                             74         2,491
Belden CDT, Inc.                                                66         2,937
Brady Corp. Class A                                             78         2,737
Emerson Electric Co.                                           681        38,584
First Solar, Inc.*                                              11         2,939
General Cable Corp.*                                            61         4,470
Genlyte Group, Inc.*                                            40         3,808
GrafTech International Ltd.*                                   174         3,089
Hubbell, Inc. Class B                                           91         4,696
Regal-Beloit Corp.                                              67         3,012
Rockwell Automation, Inc.                                      166        11,447
Roper Industries, Inc.                                          84         5,253
Thomas & Betts Corp.*                                           91         4,463
Woodward Governor Co.                                           31         2,106
                                                                     -----------
Total Electrical Equipment                                               103,923
                                                                     -----------
Electronic Equipment & Instruments--0.5%
Agilent Technologies, Inc.*                                    259         9,517
Amphenol Corp. Class A                                         140         6,492
Anixter International, Inc.*                                    82         5,106
Arrow Electronics, Inc.*                                       230         9,035
Avnet, Inc.*                                                   260         9,093
AVX Corp.                                                      294         3,945
Benchmark Electronics, Inc.*                                   175         3,103
Dolby Laboratories, Inc. Class A*                               74         3,679
Flir Systems, Inc.*                                            171         5,352
Gerber Scientific, Inc.*                                        19           205
Ingram Micro, Inc. Class A*                                    300         5,412
Insight Enterprises, Inc.*                                     114         2,079
Jabil Circuit, Inc.                                            168         2,565
Mettler-Toledo International, Inc.*                             31         3,528
Molex, Inc.                                                    161         4,395
Multi-Fineline Electronix, Inc.*                                27           468
National Instruments Corp.                                      79         2,633
Plexus Corp.*                                                   55         1,444
Rofin-Sinar Technologies, Inc.*                                 64         3,079
Rogers Corp.*                                                   19           824
SYNNEX Corp.*                                                  111         2,176
Tech Data Corp.*                                                72         2,716
Technitrol, Inc.                                                76         2,172

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Trimble Navigation Ltd.*                                        83   $     2,510
Vishay Intertechnology, Inc.*                                  301         3,434
                                                                     -----------
Total Electronic Equipment & Instruments                                  94,962
                                                                     -----------
Energy Equipment & Services--1.9%
Atwood Oceanics, Inc.*                                          27         2,706
Baker Hughes, Inc.                                             361        29,277
Basic Energy Services, Inc.*                                   140         3,073
BJ Services Co.                                                610        14,799
Bristow Group, Inc.*                                            41         2,323
Cal Dive International, Inc.*                                  222         2,939
Cameron International Corp.*                                   196         9,433
Complete Production Services*                                  235         4,223
Diamond Offshore Drilling, Inc.                                140        19,880
Dresser-Rand Group, Inc.*                                       71         2,773
Dril-Quip, Inc.*                                                50         2,783
ENSCO International, Inc.                                      344        20,509
FMC Technologies, Inc.*                                        104         5,897
Global Industries Ltd.*                                        189         4,048
Grant Prideco, Inc.*                                           228        12,656
Grey Wolf, Inc.*                                               838         4,467
Gulfmark Offshore, Inc.*                                        26         1,217
Halliburton Co.                                              1,297        49,168
Helmerich & Payne, Inc.                                        252        10,098
Hercules Offshore Inc.*                                        141         3,353
Hornbeck Offshore Services, Inc.*                               60         2,697
Key Energy Group, Inc.*                                        314         4,518
Lufkin Industries, Inc.                                         43         2,463
National Oilwell Varco, Inc.*                                  322        23,654
Oceaneering International, Inc.*                                61         4,108
Oil States International, Inc.*                                144         4,913
Parker Drilling Co.*                                           221         1,669
Patterson-UTI Energy, Inc.                                     483         9,428
Pioneer Drilling Co.*                                           71           843
Pride International, Inc.*                                     245         8,306
Rowan Cos., Inc.                                               232         9,155
RPC, Inc.                                                      266         3,115
SEACOR Holdings, Inc.*                                          44         4,081
Smith International, Inc.                                      196        14,475
Superior Energy Services, Inc.*                                147         5,060
Tetra Technologies, Inc.*                                      189         2,943
Tidewater, Inc.                                                127         6,967
Trico Marine Services, Inc.*                                    22           814
Unit Corp.*                                                    130         6,013
W-H Energy Services, Inc.*                                      70         3,935
                                                                     -----------
Total Energy Equipment & Services                                        324,779
                                                                     -----------
Food & Staples Retailing--2.5%
Andersons, Inc. (The)                                            2            90
BJ's Wholesale Club, Inc.*                                      69         2,334
Casey's General Stores, Inc.                                    76         2,250
Costco Wholesale Corp.                                         311        21,695
CVS Corp.                                                    1,071        42,572
Ingles Markets, Inc. Class A                                    43         1,092
Kroger Co. (The)                                               777        20,754
Longs Drug Stores Corp.                                         47         2,209
Nash Finch Co.                                                   8           282
Pantry, Inc. (The)*                                             46         1,202
Performance Food Group Co.*                                     21           564
Ruddick Corp.                                                   13           451
Safeway, Inc.                                                  491        16,797
SUPERVALU, Inc.                                                245         9,192
SYSCO Corp.                                                    628        19,600
Walgreen Co.                                                 1,085        41,317
Wal-Mart Stores, Inc.                                        5,097       242,261

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                                        98   $     3,998
Winn-Dixie Stores, Inc.*                                       123         2,075
                                                                     -----------
Total Food & Staples Retailing                                           430,735
                                                                     -----------
Food Products--1.4%
Archer-Daniels-Midland Co.                                     834        38,722
Cal-Maine Foods, Inc.                                           71         1,884
Campbell Soup Co.                                              412        14,721
ConAgra Foods, Inc.                                            568        13,513
Corn Products International, Inc.                              133         4,888
Dean Foods Co.                                                 119         3,077
Del Monte Foods Co.                                            371         3,510
Flowers Foods, Inc.                                             97         2,271
General Mills, Inc.                                            343        19,551
H.J. Heinz Co.                                                 330        15,404
Hershey Co. (The)                                              163         6,422
Hormel Foods Corp.                                             147         5,951
Imperial Sugar Co.                                               5            94
J.M. Smucker Co. (The)                                          91         4,681
Kellogg Co.                                                    385        20,185
Kraft Foods, Inc. Class A                                    1,330        43,397
Lancaster Colony Corp.                                          57         2,263
McCormick & Co., Inc.                                          112         4,246
Sanderson Farms, Inc.                                           65         2,196
Sara Lee Corp.                                                 401         6,440
Seaboard Corp.                                                   3         4,410
Smithfield Foods, Inc.*                                        161         4,656
Tootsie Roll Industries, Inc.                                  140         3,839
Tyson Foods, Inc. Class A                                      385         5,902
Wm. Wrigley Jr. Co.                                            189        11,066
                                                                     -----------
Total Food Products                                                      243,289
                                                                     -----------
Gas Utilities--0.4%
AGL Resources Inc.                                             112         4,216
Atmos Energy Corp.                                             133         3,729
Energen Corp.                                                   97         6,231
Equitable Resources, Inc.                                       67         3,570
National Fuel Gas Co.                                           69         3,221
New Jersey Resources Corp.                                      53         2,651
Nicor, Inc.                                                     91         3,854
Northwest Natural Gas Co.                                       47         2,287
ONEOK, Inc.                                                     98         4,387
Piedmont Natural Gas Co., Inc.                                 120         3,139
Questar Corp.                                                  182         9,847
South Jersey Industries, Inc.                                   58         2,093
Southern Union Co.                                             154         4,521
Southwest Gas Corp.                                            112         3,334
UGI Corp.                                                      161         4,387
WGL Holdings, Inc.                                              87         2,850
                                                                     -----------
Total Gas Utilities                                                       64,317
                                                                     -----------
Health Care Equipment & Supplies--1.3%
Baxter International, Inc.                                     532        30,882
Beckman Coulter, Inc.                                           70         5,096
Becton Dickinson & Co.                                         210        17,552
Boston Scientific Corp.*                                       483         5,617
C.R. Bard, Inc.                                                 77         7,300
Cooper Cos., Inc. (The)                                         19           722
DENTSPLY International, Inc.                                   133         5,988
Edwards Lifesciences Corp.*                                     84         3,863
Gen-Probe, Inc.*                                                32         2,014
Haemonetics Corp.*                                              30         1,891
Hillenbrand Industries, Inc.                                    89         4,960
Hologic, Inc.*                                                  43         2,952

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Hospira, Inc.*                                                  63   $     2,686
IDEXX Laboratories, Inc.*                                       41         2,404
Immucor, Inc.*                                                  69         2,345
Intuitive Surgical, Inc.*                                        9         2,921
Kinetic Concepts, Inc.*                                        104         5,570
Medtronic, Inc.                                              1,084        54,492
Mentor Corp.                                                    60         2,346
Resmed, Inc.*                                                   57         2,994
Respironics, Inc.*                                              60         3,929
St. Jude Medical, Inc.*                                        312        12,680
STERIS Corp.                                                    85         2,451
Stryker Corp.                                                  259        19,352
Varian Medical Systems, Inc.*                                   98         5,112
West Pharmaceutical Services, Inc.                              74         3,004
Zimmer Holdings, Inc.*                                         229        15,148
                                                                     -----------
Total Health Care Equipment & Supplies                                   226,271
                                                                     -----------
Health Care Providers & Services--2.4%
Aetna, Inc.                                                    626        36,139
Amedisys, Inc.*                                                 45         2,183
AMERIGROUP Corp.*                                               90         3,281
AmerisourceBergen Corp.                                        182         8,166
Apria Healthcare Group, Inc.*                                  108         2,330
Cardinal Health, Inc.                                          385        22,234
Centene Corp.*                                                  96         2,634
Chemed Corp.                                                    36         2,012
Cigna Corp.                                                    417        22,405
Community Health Systems, Inc.*                                119         4,386
Coventry Health Care, Inc.*                                    203        12,028
DaVita, Inc.*                                                   98         5,522
Emergency Medical Services Corp. Class A*                       59         1,728
Express Scripts, Inc.*                                         169        12,337
Health Net, Inc.*                                               89         4,299
HealthSouth Corp*                                              145         3,045
HealthSpring, Inc.*                                            131         2,496
Henry Schein, Inc.*                                             84         5,158
Humana, Inc.*                                                  181        13,631
Kindred Healthcare, Inc.*                                       60         1,499
Laboratory Corp. of America Holdings*                          112         8,459
LifePoint Hospitals, Inc.*                                     130         3,866
Lincare Holdings, Inc.*                                        131         4,606
Magellan Health Services, Inc.*                                 51         2,378
McKesson Corp.                                                 301        19,719
Medco Health Solutions, Inc.*                                  177        17,948
Omnicare, Inc.                                                 212         4,836
Owens & Minor, Inc.                                             52         2,206
Patterson Cos., Inc.*                                          112         3,802
Pediatrix Medical Group, Inc.*                                  69         4,702
Psychiatric Solutions, Inc.*                                    63         2,048
Quest Diagnostics, Inc.                                        203        10,739
Radiation Therapy Services, Inc.*                               12           371
Sierra Health Services, Inc.*                                   69         2,895
UnitedHealth Group, Inc.                                     1,569        91,315
Universal American Corp.*                                       83         2,124
Universal Health Services, Inc. Class B                         45         2,304
VCA Antech, Inc.*                                               68         3,008
WellCare Health Plans, Inc.*                                   126         5,344
WellPoint, Inc.*                                               728        63,866
                                                                     -----------
Total Health Care Providers & Services                                   424,049
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Health Care Technology--0.1%
Cerner Corp.*                                                   88   $     4,963
HLTH Corp.*                                                    258         3,457
IMS Health, Inc.                                               267         6,152
                                                                     -----------
Total Health Care Technology                                              14,572
                                                                     -----------
Hotels, Restaurants & Leisure--1.0%
Ameristar Casinos, Inc.                                         81         2,231
Bluegreen Corp.*                                                71           510
Bob Evans Farms, Inc.                                           67         1,804
Boyd Gaming Corp.                                               91         3,100
Brinker International, Inc.                                    140         2,738
Burger King Holdings, Inc.                                     135         3,849
CBRL Group, Inc.                                                71         2,300
CEC Entertainment, Inc.*                                        76         1,973
Cheesecake Factory (The)*                                      104         2,466
Chipotle Mexican Grill, Inc. Class A                            14         2,059
Choice Hotels International, Inc.                              112         3,718
CKE Restaurants, Inc.                                           54           713
Darden Restaurants, Inc.                                       161         4,461
Harrah's Entertainment, Inc.                                   135        11,981
International Game Technology                                  203         8,918
International Speedway Corp. Class A                            52         2,141
Interstate Hotels & Resorts, Inc.*                             123           487
Jack in the Box, Inc.*                                         140         3,608
Las Vegas Sands Corp.*                                          41         4,225
Marriott International, Inc. Class A                           388        13,262
McDonald's Corp.                                               547        32,225
MGM Mirage*                                                    151        12,687
Penn National Gaming, Inc.*                                     62         3,692
Ruby Tuesday, Inc.                                             197         1,921
Scientific Games Corp. Class A*                                 65         2,161
Sonic Corp.*                                                    85         1,862
Speedway Motorsports, Inc.                                      77         2,393
Starbucks Corp.*                                               562        11,504
Starwood Hotels & Resorts Worldwide, Inc.                      234        10,303
Wendy's International, Inc.                                    112         2,894
Wyndham Worldwide Corp                                         282         6,644
Yum! Brands, Inc.                                              483        18,484
                                                                     -----------
Total Hotels, Restaurants & Leisure                                      183,314
                                                                     -----------
Household Durables--0.6%
American Greetings Corp. Class A                                22           447
Avatar Holdings, Inc.*                                          47         1,966
Black & Decker Corp. (The)                                     106         7,383
Blyth, Inc.                                                     93         2,040
Brookfield Homes Corp.                                         155         2,449
Ethan Allen Interiors, Inc.                                     72         2,052
Fortune Brands, Inc.                                           200        14,471
Harman International Industries, Inc.                           86         6,339
Jarden Corp.*                                                  119         2,810
Leggett & Platt, Inc.                                          217         3,784
Mohawk Industries, Inc.*                                       112         8,333
Newell Rubbermaid, Inc.                                        287         7,428
NVR, Inc.*                                                      17         8,908
Sealy Corp.                                                    171         1,913
Snap-On, Inc.                                                   91         4,390
Stanley Works (The)                                            128         6,205
Tempur-Pedic International, Inc.                               104         2,701
Toll Brothers, Inc.*                                           304         6,098
Tupperware Brands Corp.                                         65         2,147
Whirlpool Corp.                                                139        11,347
                                                                     -----------
Total Household Durables                                                 103,211
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Household Products--1.6%
Church & Dwight Co., Inc.                                       91   $     4,920
Clorox Co. (The)                                               140         9,124
Colgate-Palmolive Co.                                          371        28,923
Energizer Holdings, Inc.*                                       57         6,391
Kimberly-Clark Corp.                                           506        35,086
Procter & Gamble Co.                                         2,657       195,077
WD-40 Co.                                                       13           494
                                                                     -----------
Total Household Products                                                 280,015
                                                                     -----------
Independent Power Producers & Energy--0.4%
AES Corp. (The)*                                               404         8,642
Constellation Energy Group, Inc.                               146        14,969
Dynegy, Inc. Class A*                                          493         3,520
Mirant Corp.*                                                  674        26,272
NRG Energy, Inc.*                                              199         8,625
                                                                     -----------
Total Independent Power Producers & Energy                                62,028
                                                                     -----------
Industrial Conglomerates--2.6%
3M Co.                                                         732        61,722
Carlisle Cos., Inc.                                             98         3,629
General Electric Co.                                        10,130       375,519
Teleflex, Inc.                                                  38         2,394
Textron, Inc.                                                  229        16,328
Walter Industries, Inc.                                         92         3,306
                                                                     -----------
Total Industrial Conglomerates                                           462,898
                                                                     -----------
Insurance--8.1%
21st Century Holding Co.                                        18           242
Alfa Corp.                                                     132         2,860
Alleghany Corp.*                                                14         5,628
Allstate Corp. (The)                                         1,658        86,597
AMBAC Financial Group, Inc.                                    201         5,180
American Equity Investment Life Holding Co.                    256         2,122
American Family Life Assurance Co., Inc.                       451        28,246
American Financial Group, Inc.                                 291         8,404
American International Group, Inc.                           4,792       279,375
American National Insurance Co.                                 35         4,243
Amtrust Financial Services, Inc.                               179         2,465
AON Corp.                                                      336        16,024
Arthur J. Gallagher & Co.                                      147         3,556
Assurant, Inc.                                                 245        16,391
Berkshire Hathaway, Inc. Class B*                               51       241,536
Brown & Brown, Inc.                                            154         3,619
Chubb Corp. (The)                                              879        47,976
Cincinnati Financial Corp.                                     273        10,794
CNA Financial Corp.                                            566        19,086
CNA Surety Corp.*                                              130         2,573
Commerce Group, Inc.                                           154         5,541
Delphi Financial Group, Inc. Class A                           112         3,951
Employers Holdings, Inc.                                       263         4,395
Erie Indemnity Co. Class A                                      77         3,996
FBL Financial Group, Inc. Class A                               74         2,555
Fidelity National Title Group, Inc. Class A                    385         5,625
First American Corp.                                           126         4,299
Genworth Financial, Inc. Class A                             1,011        25,730
Hanover Insurance Group, Inc. (The)                             91         4,168
Harleysville Group, Inc.                                        81         2,866
Hartford Financial Services Group, Inc. (The)                  630        54,930
HCC Insurance Holdings, Inc.                                   258         7,399
Hilb Rogal & Hobbs Co.                                          61         2,475
Horace Mann Educators Corp.                                    128         2,424
Infinity Property & Casualty Corp.                              85         3,071
Lincoln National Corp.                                         451        26,257

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Loews Corp.                                                    806   $    40,574
Markel Corp.*                                                   14         6,875
Marsh & McLennan Cos., Inc.                                    457        12,097
MBIA, Inc.                                                     309         5,757
Mercury General Corp.                                           84         4,184
Metlife, Inc.                                                1,111        68,460
Midland Co. (The)                                               38         2,458
National Western Life Insurance Co. Class A*                    12         2,488
Nationwide Financial Services, Inc. Class A                    296        13,323
Navigators Group, Inc.*                                         42         2,730
NYMAGIC, Inc.                                                   19           439
Odyssey Re Holdings Corp.                                      133         4,882
Old Republic International Corp.                               378         5,825
Philadelphia Consolidated Holding Co.*                         165         6,493
Phoenix Cos., Inc. (The)                                       304         3,608
Principal Financial Group, Inc.                                279        19,206
ProAssurance Corp.*                                             84         4,613
Progressive Corp. (The)                                      1,375        26,345
Protective Life Corp.                                          143         5,866
Prudential Financial, Inc.                                     509        47,357
Reinsurance Group of America, Inc.                             134         7,032
RLI Corp.                                                       62         3,521
Safeco Corp.                                                   195        10,858
Safety Insurance Group, Inc.                                    77         2,820
Selective Insurance Group, Inc.                                161         3,701
StanCorp Financial Group, Inc.                                  91         4,585
State Auto Financial Corp.                                     114         2,998
Torchmark Corp.                                                154         9,322
Transatlantic Holdings, Inc.                                   124         9,011
Travelers Cos., Inc. (The)                                   1,607        86,457
United Fire & Casualty Co.                                     100         2,909
Unitrin, Inc.                                                  112         5,375
Unum Group                                                     646        15,368
W.R. Berkley Corp.                                             480        14,309
Wesco Financial Corp.                                            7         2,849
Zenith National Insurance Corp.                                134         5,994
                                                                     -----------
Total Insurance                                                        1,417,288
                                                                     -----------
Internet & Catalog Retail--0.2%
Amazon.Com, Inc.*                                               85         7,874
Expedia, Inc.*                                                 217         6,862
IAC/InterActiveCorp.*                                          239         6,434
NetFlix, Inc.*                                                  83         2,209
NutriSystem, Inc.*                                             117         3,157
priceline.com, Inc.*                                            34         3,905
                                                                     -----------
Total Internet & Catalog Retail                                           30,441
                                                                     -----------
Internet Software & Services--0.6%
Akamai Technologies, Inc.*                                      57         1,972
Digital River, Inc.*                                            59         1,951
eBay, Inc.*                                                    111         3,684
Google, Inc. Class A*                                          111        76,755
Imergent, Inc.                                                  49           519
j2 Global Communications, Inc.*                                 42           889
ValueClick, Inc.*                                               99         2,168
Yahoo! Inc.*                                                   539        12,537
                                                                     -----------
Total Internet Software & Services                                       100,475
                                                                     -----------
IT Services--1.0%
Affiliated Computer Services, Inc. Class A*                     98         4,420
Alliance Data Systems Corp.*                                    70         5,249
Automatic Data Processing, Inc.                                413        18,392
Broadridge Financial Solutions, Inc.                           186         4,172
CACI International, Inc., Class A*                              29         1,298

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Cass Information Systems, Inc.                                   4   $       134
Cognizant Technology Solutions Corp. Class A*                  227         7,704
Computer Sciences Corp.*                                       140         6,926
Convergys Corp.*                                               168         2,765
CSG Systems International, Inc.*                               135         1,987
DST Systems, Inc.*                                              63         5,201
Electronic Data Systems Corp.                                  710        14,718
Fidelity National Information Services, Inc.                   193         8,027
Fiserv, Inc.*                                                  168         9,322
Global Payments, Inc.                                          112         5,210
Iron Mountain, Inc.*                                            86         3,184
Mantech International Corp.*                                    48         2,103
Mastercard, Inc. Class A                                        77        16,570
MPS Group, Inc.*                                               215         2,352
NeuStar, Inc. Class A*                                          75         2,151
Paychex, Inc.                                                  280        10,142
Perot Systems Corp. Class A*                                   199         2,687
Saic, Inc.*                                                    370         7,444
SRA International, Inc., Class A*                               34         1,001
Syntel, Inc.                                                    52         2,003
Total System Services, Inc.                                    154         4,312
Western Union Co. (The)                                        718        17,433
Wright Express Corp.*                                           55         1,952
                                                                     -----------
Total IT Services                                                        168,859
                                                                     -----------
Leisure Equipment & Products--0.2%
Brunswick Corp.                                                182         3,103
Callaway Golf Co.                                              101         1,760
Hasbro, Inc.                                                   225         5,756
Jakks Pacific, Inc.*                                            48         1,133
Mattel, Inc.                                                   476         9,063
Polaris Industries, Inc.                                        57         2,723
Pool Corp.                                                     119         2,360
                                                                     -----------
Total Leisure Equipment & Products                                        25,898
                                                                     -----------
Life Sciences Tools & Services--0.3%
Bio-Rad Laboratories, Inc. Class A*                             25         2,591
Charles River Laboratories International, Inc.*                 56         3,685
Covance, Inc.*                                                  42         3,638
Invitrogen Corp.*                                               27         2,522
Millipore Corp.*                                                35         2,561
PerkinElmer, Inc.                                              102         2,654
Pharmaceutical Product Development, Inc.                       126         5,087
TECHNE Corp.*                                                   11           727
Thermo Fisher Scientific, Inc.*                                194        11,189
Varian, Inc.*                                                   28         1,828
Waters Corp.*                                                   84         6,642
                                                                     -----------
Total Life Sciences Tools & Services                                      43,124
                                                                     -----------
Machinery--2.6%
Accuride Corp.*                                                 68           534
Actuant Corp. Class A                                           91         3,095
AGCO Corp.*                                                     71         4,827
Barnes Group, Inc.                                              86         2,872
Bucyrus International, Inc. Class A                             29         2,882
Caterpillar, Inc.                                              963        69,874
CLARCOR, Inc.                                                   73         2,772
Columbus McKinnon Corp.*                                         8           261
Cummins, Inc.                                                  126        16,049
Danaher Corp.                                                  273        23,953
Deere & Co.                                                    780        72,633
Donaldson Co., Inc.                                             73         3,386
Dover Corp.                                                    273        12,583
Eaton Corp.                                                    220        21,329

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
EnPro Industries, Inc.*                                         94   $     2,881
Flowserve Corp.                                                 48         4,618
Freightcar America, Inc.                                        70         2,450
Gardner Denver, Inc.*                                          119         3,927
Graco, Inc.                                                    105         3,912
Greenbrier Cos., Inc.                                           30           668
Harsco Corp.                                                    98         6,279
IDEX Corp.                                                     126         4,552
Illinois Tool Works, Inc.                                      624        33,409
ITT Corp.                                                      191        12,614
Joy Global, Inc.                                               116         7,635
Kaydon Corp.                                                    42         2,291
Kennametal, Inc.                                               140         5,300
Lincoln Electric Holdings, Inc.                                 70         4,983
Manitowoc Co., Inc. (The)                                      154         7,520
Mueller Industries, Inc.                                        78         2,261
NACCO Industries, Inc. Class A                                  25         2,492
Nordson Corp.                                                   51         2,956
Oshkosh Truck Corp.                                            126         5,955
Paccar, Inc.                                                   501        27,294
Pall Corp.                                                     126         5,080
Parker Hannifin Corp.                                          212        15,966
Pentair, Inc.                                                  140         4,873
SPX Corp.                                                       63         6,480
Terex Corp.*                                                   180        11,803
Timken Co. (The)                                               217         7,128
Toro Co. (The)                                                  62         3,375
Trinity Industries, Inc.                                       239         6,635
Valmont Industries, Inc.                                        31         2,763
Wabtec Corp.                                                    90         3,100
Watts Water Technologies, Inc. Class A                          98         2,920
                                                                     -----------
Total Machinery                                                          451,170
                                                                     -----------
Marine--0.0%
Alexander & Baldwin, Inc.                                       46         2,376
Kirby Corp.*                                                    58         2,696
                                                                     -----------
Total Marine                                                               5,072
                                                                     -----------
Media--2.7%
Belo Corp. Class A                                             238         4,151
CBS Corp. Class B                                              912        24,852
Cinemark Holdings, Inc.                                        183         3,111
Citadel Broadcasting Corp.                                     146           301
Clear Channel Communications, Inc.                             388        13,394
Clear Channel Outdoor Holdings, Inc. Class A*                  162         4,481
Comcast Corp. Class A*                                       1,010        18,443
Cox Radio, Inc. Class A*                                       234         2,843
DIRECTV Group, Inc. (The)*                                   1,024        23,675
Discovery Holding Co. Class A*                                 109         2,740
DreamWorks Animation SKG, Inc. Class A*                        107         2,733
E.W. Scripps Co. (The) Class A                                 133         5,986
EchoStar Communications Corp. Class A*                         294        11,090
Gannett Co., Inc.                                              557        21,723
Gemstar-TV Guide International, Inc.*                          788         3,751
Getty Images, Inc.*                                            114         3,306
Harte-Hanks, Inc.                                              161         2,785
Hearst-Argyle Television, Inc.                                 168         3,714
Idearc, Inc.                                                   468         8,218
Interactive Data Corp.                                         105         3,466
John Wiley & Sons, Inc. Class A                                 70         2,999
Lee Enterprises, Inc.                                          204         2,989
Marvel Entertainment, Inc.*                                    154         4,113
McClatchy Co. Class A                                          289         3,618
McGraw-Hill Cos., Inc. (The)                                   414        18,137
Meredith Corp.                                                  70         3,849

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Morningstar, Inc.*                                              26   $     2,022
New York Times Co. (The) Class A                               153         2,682
News Corp. Class A                                           2,626        53,807
Omnicom Group, Inc.                                            357        16,968
Regal Entertainment Group Class A                              357         6,451
Salem Communications Holding Corp. Class A*                     16           105
Scholastic Corp.*                                               79         2,756
Time Warner Cable, Inc. Class A*                               754        20,810
Time Warner, Inc.                                            3,917        64,670
Viacom, Inc. Class B*                                          716        31,447
Walt Disney Co. (The)                                        2,307        74,470
Washington Post Co. (The) Class B                                7         5,540
Westwood One, Inc.                                             166           330
                                                                     -----------
Total Media                                                              482,526
                                                                     -----------
Metals & Mining--1.6%
AK Steel Holding Corp.*                                        151         6,982
Alcoa, Inc.                                                  1,147        41,923
Allegheny Technologies, Inc.                                   166        14,342
Brush Engineered Materials, Inc.*                               48         1,777
Carpenter Technology Corp.                                      70         5,262
Cleveland-Cliffs, Inc.                                          58         5,846
Coeur d'ALENE Mines Corp.*                                      62           306
Commercial Metals Co.                                          238         7,009
Freeport-McMoRan Copper & Gold, Inc.                           528        54,088
Metal Management, Inc.                                          50         2,277
Newmont Mining Corp.                                            79         3,858
Nucor Corp.                                                    502        29,728
Quanex Corp.                                                    85         4,412
Reliance Steel & Aluminum Co.                                  168         9,106
RTI International Metals, Inc.*                                 37         2,550
Schnitzer Steel Industries, Inc. Class A                        51         3,526
Southern Copper Corp.                                          455        47,834
Steel Dynamics, Inc.                                           166         9,889
Titanium Metals Corp.                                          231         6,110
United States Steel Corp.                                      239        28,897
Worthington Industries, Inc.                                   124         2,217
                                                                     -----------
Total Metals & Mining                                                    287,939
                                                                     -----------
Multiline Retail--0.9%
Big Lots, Inc.*                                                139         2,223
Dillard's, Inc. Class A                                        126         2,366
Dollar Tree Stores, Inc.*                                      133         3,447
Family Dollar Stores, Inc.                                     140         2,692
JC Penney Co., Inc.                                            491        21,599
Kohl's Corp.*                                                  460        21,068
Macy's, Inc.                                                   612        15,832
Nordstrom, Inc.                                                413        15,169
Retail Ventures, Inc.*                                         370         1,883
Sears Holdings Corp.*                                          247        25,207
Target Corp.                                                   909        45,451
                                                                     -----------
Total Multiline Retail                                                   156,937
                                                                     -----------
Multi-Utilities--1.0%
Alliant Energy Corp.                                           112         4,557
Ameren Corp.                                                   203        11,005
Black Hills Corp.                                               66         2,911
Centerpoint Energy, Inc.                                       327         5,602
Consolidated Edison, Inc.                                      306        14,948
Dominion Resources, Inc.                                        96         4,555
DTE Energy Co.                                                 131         5,759
Energy East Corp.                                              175         4,762
Integrys Energy Group, Inc.                                     77         3,980
MDU Resources Group, Inc.                                      224         6,185

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
NiSource, Inc.                                                 391   $     7,386
NSTAR                                                          126         4,564
OGE Energy Corp.                                               162         5,879
PG&E Corp.                                                     372        16,029
PNM Resources, Inc.                                            140         3,003
Public Service Enterprise Group, Inc.                          264        25,934
Puget Energy, Inc.                                             175         4,800
SCANA Corp.                                                    133         5,606
Sempra Energy                                                  285        17,636
TECO Energy, Inc.                                              266         4,578
Vectren Corp.                                                  154         4,468
Wisconsin Energy Corp.                                         133         6,478
Xcel Energy, Inc.                                              448        10,111
                                                                     -----------
Total Multi-Utilities                                                    180,736
                                                                     -----------
Office Electronics--0.1%
Xerox Corp.                                                  1,174        19,007
Zebra Technologies Corp. Class A*                              126         4,372
                                                                     -----------
Total Office Electronics                                                  23,379
                                                                     -----------
Oil, Gas & Consumable Fuels--12.2%
Alon USA Energy, Inc.                                          139         3,778
Alpha Natural Resources, Inc.*                                  56         1,819
Anadarko Petroleum Corp.                                       423        27,787
Apache Corp.                                                   411        44,199
Arch Coal, Inc.                                                147         6,605
Atlas Energy Resources LLC                                      82         2,549
Berry Petroleum Co. Class A                                     62         2,756
Bill Barrett Corp.*                                             32         1,340
Bois d'Arc Energy, Inc.*                                       101         2,005
Brigham Exploration Co.*                                       155         1,166
Chesapeake Energy Corp.                                        748        29,322
Chevron Corp.                                                3,486       325,348
Cimarex Energy Co.                                             140         5,954
CNX Gas Corp.*                                                 116         3,706
ConocoPhillips                                               2,706       238,940
CONSOL Energy, Inc.                                            112         8,010
Delek US Holdings, Inc.                                        166         3,358
Denbury Resources, Inc.*                                       171         5,087
Devon Energy Corp.                                             594        52,813
El Paso Corp.                                                  289         4,982
EOG Resources, Inc.                                            227        20,260
Exxon Mobil Corp.                                            8,444       791,119
Forest Oil Corp.*                                               79         4,016
Frontier Oil Corp.                                             238         9,658
Helix Energy Solutions Group, Inc.*                            133         5,520
Hess Corp.                                                     451        45,488
Holly Corp.                                                    152         7,735
Marathon Oil Corp.                                           1,490        90,681
Mariner Energy Inc.*                                           154         3,524
Massey Energy Co.                                               64         2,288
Murphy Oil Corp.                                               176        14,932
Newfield Exploration Co.*                                      128         6,746
Noble Energy, Inc.                                             166        13,200
Occidental Petroleum Corp.                                     998        76,836
Overseas Shipholding Group, Inc.                                74         5,508
Peabody Energy Corp.                                           113         6,965
Penn Virginia Corp.                                             45         1,963
PetroHawk Energy Corp.*                                        143         2,475
Petroleum Development Corp.*                                    27         1,597
Pioneer Natural Resources Co.                                  112         5,470
Quicksilver Resources, Inc.*                                    55         3,277
Range Resources Corp.                                           92         4,725
Southwestern Energy Co.*                                       112         6,241
Spectra Energy Corp.                                           649        16,757

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                119   $     4,595
Sunoco, Inc.                                                   275        19,921
Swift Energy Co.*                                               99         4,359
Tesoro Corp.                                                   313        14,930
USEC, Inc.*                                                    329         2,961
Vaalco Energy, Inc.*                                           271         1,260
Valero Energy Corp.                                          1,434       100,423
Verasun Energy Corp.                                           176         2,689
W&T Offshore, Inc.                                             140         4,194
Western Refining, Inc.                                         238         5,762
Whiting Petroleum Corp.*                                        54         3,114
Williams Cos., Inc. (The)                                      427        15,278
World Fuel Services Corp.                                       71         2,061
XTO Energy, Inc.                                               641        32,922
                                                                     -----------
Total Oil, Gas & Consumable Fuels                                      2,132,974
                                                                     -----------
Paper & Forest Products--0.1%
International Paper Co.                                        241         7,804
Weyerhaeuser Co.                                                56         4,129
                                                                     -----------
Total Paper & Forest Products                                             11,933
                                                                     -----------
Personal Products--0.2%
Alberto-Culver Co.                                              76         1,865
Avon Products, Inc.                                            301        11,899
Bare Escentuals Inc.*                                          105         2,546
Estee Lauder Cos., Inc. (The) Class A                          197         8,591
Mannatech, Inc.                                                125           790
NBTY, Inc.*                                                    163         4,466
Prestige Brands Holdings, Inc.*                                 60           449
                                                                     -----------
Total Personal Products                                                   30,606
                                                                     -----------
Pharmaceuticals--4.1%
Abbott Laboratories                                            651        36,554
Adams Respiratory Therapeutics, Inc.*                            6           358
Allergan, Inc.                                                 146         9,379
Barr Pharmaceuticals, Inc.*                                     88         4,673
Bristol-Myers Squibb Co.                                     1,553        41,186
Eli Lilly & Co.                                                973        51,948
Endo Pharmaceuticals Holdings, Inc.*                           140         3,734
Forest Laboratories, Inc.*                                     266         9,696
Johnson & Johnson                                            2,892       192,895
King Pharmaceuticals, Inc.*                                    453         4,639
KV Pharmaceutical Co., Class A*                                 50         1,427
Medicis Pharmaceutical Corp. Class A                            89         2,311
Merck & Co., Inc.                                            1,941       112,792
Mylan Laboratories, Inc.                                       412         5,793
Perrigo Co.                                                     75         2,626
Pfizer, Inc.                                                 5,604       127,379
Schering-Plough Corp.                                        1,230        32,767
Sepracor, Inc.*                                                185         4,856
Viropharma, Inc.*                                              252         2,001
Wyeth                                                        1,743        77,023
                                                                     -----------
Total Pharmaceuticals                                                    724,037
                                                                     -----------
Real Estate Investment Trusts--1.0%
Alexandria Real Estate Equities, Inc.                           21         2,135
AMB Property Corp.                                              70         4,029
AvalonBay Communities, Inc.                                     47         4,425
Boston Properties, Inc.                                        211        19,372
CapitalSource, Inc.                                            343         6,033
CBL & Associates Properties, Inc.                               86         2,056
Colonial Properties Trust                                      280         6,336
Developers Diversified Realty Corp.                            113         4,327

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Duke Realty Corp.                                               91   $     2,373
Entertainment Properties Trust                                  63         2,961
Federal Realty Investment Trust                                 31         2,547
General Growth Properties, Inc.                                155         6,383
HCP, Inc.                                                       89         3,095
Health Care REIT, Inc.                                          54         2,413
Hospitality Properties Trust                                    91         2,932
Host Hotels & Resorts, Inc.                                    454         7,736
HRPT Properties Trust                                          322         2,489
iStar Financial, Inc.                                          234         6,096
Kimco Realty Corp.                                             194         7,062
Macerich Co. (The)                                              26         1,848
Mack-Cali Realty Corp.                                          84         2,856
National Health Investors, Inc.                                 83         2,316
National Retail Properties, Inc.                                91         2,128
Nationwide Health Properties, Inc.                              94         2,949
Plum Creek Timber Co., Inc.                                     87         4,005
Post Properties, Inc.                                           91         3,196
Potlatch Corp.                                                  91         4,044
Prologis                                                       337        21,358
Public Storage, Inc.                                             2           147
Rayonier, Inc.                                                  98         4,630
Realty Income Corp.                                             94         2,540
Regency Centers Corp.                                           49         3,160
Senior Housing Properties Trust                                111         2,517
Simon Property Group, Inc.                                     102         8,860
SL Green Realty Corp.                                           39         3,645
Ventas, Inc.                                                    91         4,118
Vornado Realty Trust                                           105         9,235
Weingarten Realty Investors                                     84         2,641
                                                                     -----------
Total Real Estate Investment Trusts                                      180,993
                                                                     -----------
Real Estate Management & Development--0.1%
CB Richard Ellis Group, Inc. Class A*                          380         8,189
Forestar Real Estate Group*                                     44         1,038
Jones Lang LaSalle, Inc.                                        42         2,989
                                                                     -----------
Total Real Estate Management & Development                                12,216
                                                                     -----------
Road & Rail--0.9%
Amerco, Inc.*                                                   14           920
Arkansas Best Corp.                                             36           790
Avis Budget Group, Inc.                                        165         2,145
Burlington Northern Santa Fe Corp.                             419        34,872
Con-way, Inc.                                                  105         4,362
CSX Corp.                                                      525        23,090
Genesee & Wyoming, Inc. Class A*                                74         1,789
Heartland Express, Inc.                                        139         1,971
Hertz Global Holdings, Inc.*                                   273         4,338
JB Hunt Transport Services, Inc.                               203         5,593
Kansas City Southern*                                           87         2,987
Knight Transportation, Inc.                                    124         1,836
Landstar System, Inc.                                           67         2,824
Norfolk Southern Corp.                                         532        26,834
Old Dominion Freight Line, Inc.*                                97         2,242
Ryder System, Inc.                                              84         3,949
Union Pacific Corp.                                            265        33,289
Werner Enterprises, Inc.                                       116         1,975
YRC Worldwide, Inc.*                                           201         3,435
                                                                     -----------
Total Road & Rail                                                        159,241
                                                                     -----------
Semiconductors & Semiconductor
  Equipment--1.9%
Advanced Energy Industries, Inc.*                              167         2,184
Altera Corp.                                                   328         6,337
Amkor Technology, Inc.*                                        547         4,666

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Analog Devices, Inc.                                           354   $    11,222
Applied Materials, Inc.                                      1,706        30,299
Broadcom Corp. Class A*                                        147         3,843
Cymer, Inc.*                                                    74         2,881
Cypress Semiconductor Corp.*                                   111         3,999
FormFactor, Inc.*                                               74         2,449
Intel Corp.                                                  4,045       107,839
International Rectifier Corp.*                                  98         3,329
Intersil Corp. Class A                                         150         3,672
KLA-Tencor Corp.                                               211        10,162
Lam Research Corp.*                                            161         6,960
Linear Technology Corp.                                        273         8,690
MEMC Electronic Materials, Inc.*                               156        13,804
Microchip Technology, Inc.                                     265         8,326
MKS Instruments, Inc.*                                         164         3,139
National Semiconductor Corp.                                   330         7,471
Novellus Systems, Inc.*                                        140         3,860
Nvidia Corp.*                                                  468        15,921
Omnivision Technologies, Inc.*                                  12           188
ON Semiconductor Corp.*                                        720         6,394
RF Micro Devices, Inc.*                                        629         3,592
Silicon Image, Inc.*                                             5            23
Texas Instruments, Inc.                                      1,566        52,304
Varian Semiconductor Equipment
  Associates, Inc.*                                             94         3,478
Xilinx, Inc.                                                   300         6,561
                                                                     -----------
Total Semiconductors & Semiconductor
  Equipment                                                              333,593
                                                                     -----------
Software--2.7%
Activision Inc.*                                               161         4,782
Adobe Systems, Inc.*                                           312        13,332
Advent Software, Inc.*                                          46         2,489
Ansys, Inc.*                                                    47         1,949
Autodesk, Inc.*                                                141         7,016
BMC Software, Inc.*                                            133         4,740
CA, Inc.                                                       254         6,337
Cadence Design Systems, Inc.*                                  217         3,691
Citrix Systems, Inc.*                                          140         5,321
Commvault Systems Inc.*                                         89         1,885
Compuware Corp.*                                               483         4,289
FactSet Research Systems, Inc.                                  44         2,451
Fair Isaac Corp.                                                71         2,283
Intuit, Inc.*                                                  298         9,420
Jack Henry & Associates, Inc.                                   99         2,410
McAfee, Inc.*                                                  112         4,200
Micros Systems, Inc.*                                           30         2,105
Microsoft Corp.                                              8,120       289,071
MicroStrategy, Inc. Class A*                                     5           476
NAVTEQ Corp.*                                                   48         3,629
Net 1 UEPS Technologies, Inc.*                                  70         2,055
Oracle Corp.*                                                4,097        92,510
Parametric Technology Corp.*                                   230         4,106
Red Hat, Inc.*                                                 111         2,313
Sybase, Inc.*                                                  103         2,687
Symantec Corp.*                                                266         4,293
Synopsys, Inc.*                                                 93         2,411
                                                                     -----------
Total Software                                                           482,251
                                                                     -----------
Specialty Retail--2.2%
Aaron Rents, Inc.                                               29           558
Abercrombie & Fitch Co. Class A                                 98         7,837
Advance Auto Parts, Inc.                                       126         4,787
Aeropostale, Inc.*                                             178         4,717
American Eagle Outfitters, Inc.                                373         7,747
AnnTaylor Stores Corp.*                                        126         3,221
AutoNation, Inc.*                                              308         4,823

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Autozone, Inc.*                                                 91   $    10,912
Barnes & Noble, Inc.                                           105         3,617
Bebe Stores, Inc.                                               67           862
Bed Bath & Beyond, Inc.*                                       369        10,845
Best Buy Co., Inc.                                             476        25,060
Buckle, Inc. (The)                                              52         1,716
Cabela's, Inc.*                                                153         2,306
Carmax, Inc.*                                                  154         3,042
Charming Shoppes, Inc.*                                        455         2,462
Chico's FAS, Inc.*                                             341         3,079
Childrens Place Retail Stores, Inc. (The)*                      32           830
Coldwater Creek, Inc.*                                          42           281
Collective Brands, Inc.*                                       140         2,435
Dick's Sporting Goods, Inc.*                                   103         2,859
Dress Barn, Inc.*                                              198         2,477
Finish Line, Inc. (The) Class A                                229           554
Foot Locker, Inc.                                              196         2,677
GameStop Corp. Class A*                                         69         4,286
Gap, Inc. (The)                                                705        15,002
Genesco, Inc.*                                                  54         2,041
Group 1 Automotive, Inc.                                        82         1,948
Guess?, Inc.                                                    80         3,031
Gymboree Corp.*                                                 68         2,071
Home Depot, Inc.                                             2,906        78,287
J Crew Group Inc.*                                              61         2,941
Limited Brands, Inc.                                           740        14,008
Lithia Motors, Inc. Class A                                     19           261
Lowe's Cos., Inc.                                            2,372        53,654
Men's Wearhouse, Inc. (The)                                     98         2,644
Office Depot, Inc.*                                            625         8,694
OfficeMax, Inc.                                                184         3,801
O'Reilly Automotive, Inc.*                                     126         4,086
Pacific Sunwear Of California, Inc.*                            23           325
Penske Auto Group, Inc.                                        182         3,178
PetSmart, Inc.                                                 140         3,294
RadioShack Corp.                                               196         3,305
Rent-A-Center, Inc.*                                           269         3,906
Ross Stores, Inc.                                              133         3,401
Sherwin-Williams Co. (The)                                     192        11,144
Sonic Automotive, Inc. Class A                                  33           639
Staples, Inc.                                                  802        18,502
Tiffany & Co.                                                  126         5,800
TJX Cos., Inc.                                                 444        12,756
Tractor Supply Co.*                                             91         3,271
Tween Brands, Inc.*                                             80         2,118
Urban Outfitters, Inc.*                                        175         4,771
Williams-Sonoma, Inc.                                          126         3,263
                                                                     -----------
Total Specialty Retail                                                   386,132
                                                                     -----------

Textiles, Apparel & Luxury Goods--0.5%
Coach, Inc.*                                                   364        11,132
Columbia Sportswear Co.                                         70         3,086
Crocs Inc.*                                                     89         3,276
Fossil, Inc.*                                                   28         1,175
Hanesbrands, Inc.*                                             135         3,668
Jones Apparel Group, Inc.                                      351         5,612
K-Swiss, Inc. Class A                                           27           489
Liz Claiborne, Inc.                                            112         2,279
Nike, Inc. Class B                                             470        30,194
Oxford Industries, Inc.                                         68         1,752
Phillips-Van Heusen Corp.                                       84         3,096
Polo Ralph Lauren Corp.                                         91         5,623
Skechers U.S.A., Inc. Class A*                                  30           585
Timberland Co. Class A*                                         65         1,175
UniFirst Corp.                                                   5           190

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
VF Corp.                                                       133   $     9,132
Warnaco Group Inc. (The)*                                       62         2,158
Wolverine World Wide, Inc.                                      93         2,280
                                                                     -----------
Total Textiles, Apparel & Luxury Goods                                    86,902
                                                                     -----------
Thrifts & Mortgage Finance--0.7%
Astoria Financial Corp.                                        147         3,421
BankUnited Financial Corp. Class A                             363         2,505
Corus Bankshares, Inc.                                         426         4,545
Downey Financial Corp.                                          63         1,960
Fannie Mae                                                     838        33,502
First Niagara Financial Group, Inc.                            208         2,504
FirstFed Financial Corp.*                                      119         4,263
Franklin Bank Corp.*                                            96           414
Guaranty Financial Group, Inc.*                                 44           704
Hudson City Bancorp, Inc.                                      399         5,993
New York Community Bancorp, Inc.                               259         4,553
Ocwen Financial Corp.*                                         488         2,704
People's United Financial, Inc.                                210         3,738
PMI Group, Inc. (The)                                          399         5,299
Provident Financial Services, Inc.                              81         1,168
Sovereign Bancorp, Inc.                                        273         3,112
Washington Federal, Inc.                                       189         3,990
Washington Mutual, Inc.                                      2,415        32,868
                                                                     -----------
Total Thrifts & Mortgage Finance                                         117,243
                                                                     -----------
Tobacco--1.2%
Altria Group, Inc.                                           2,350       177,613
Reynolds American, Inc.                                        335        22,097
Universal Corp.                                                 55         2,817
UST, Inc.                                                      175         9,590
                                                                     -----------
Total Tobacco                                                            212,117
                                                                     -----------
Trading Companies & Distributors--0.2%
Applied Industrial Technologies, Inc.                           88         2,554
Beacon Roofing Supply, Inc.*                                    25           211
Fastenal Co.                                                   119         4,810
GATX Corp.                                                      91         3,338
H&E Equipment Services, Inc.*                                  127         2,398
MSC Industrial Direct Co. Class A                               98         3,966
Rush Enterprises, Inc. Class A*                                110         2,000
UAP Holding Corp.                                               87         3,358
United Rentals, Inc.*                                          275         5,049
W.W. Grainger, Inc.                                            105         9,189
Watsco, Inc.                                                    23           845
WESCO International, Inc.*                                     143         5,669
                                                                     -----------
Total Trading Companies & Distributors                                    43,387
                                                                     -----------
Water Utilities--0.0%
Aqua America, Inc.                                             145         3,074
                                                                     -----------
Wireless Telecommunication Services--0.1%
American Tower Corp., Class A*                                  61         2,599
MetroPCS Communications, Inc.*                                 174         3,384
NII Holdings, Inc.*                                            152         7,345
Syniverse Holdings, Inc.*                                      171         2,664
United States Cellular Corp.*                                   54         4,541
USA Mobility, Inc.*                                             19           272
                                                                     -----------
Total Wireless Telecommunication Services                                 20,805
                                                                     -----------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Total Earnings Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,468,437)                                                  $17,457,642
                                                                     ===========

INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED--0.0%
MONEY MARKET FUND(b)--0.0%
UBS Private Money Market Fund LLC, 4.78%
(Cost: $43)(c)                                                  43            43
                                                                     ===========



TOTAL INVESTMENTS IN SECURITIES--99.5%
(Cost: $18,468,480)(a)                                                17,457,685


Cash and Other Assets Less Liabilities--0.5%                              96,486
                                                                     -----------

NET ASSETS--100.0%                                                   $17,554,171
                                                                     ===========

*     Non-income producing security.
(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $0 and the total market value of the collateral held by the Fund was $43.

                      See Notes to Schedule of Investments.

WisdomTree Total Earnings Fund

Industry Breakdown+ as of 12/31/07


Energy                                                         14.0%
Diversified Financials                                         11.3%
Capital Goods                                                   9.0%
Insurance                                                       8.1%
Technology Hardware & Equipment                                 5.3%
Banks                                                           5.2%
Pharmaceuticals, Biotechnology & Life Sciences                  5.1%
Software & Services                                             4.3%
Food, Beverage & Tobacco                                        4.3%
Materials                                                       3.9%
Health Care Equipment & Services                                3.8%
Utilities                                                       3.6%
Retailing                                                       3.3%
Media                                                           2.7%
Telecommunication Services                                      2.5%
Food & Staples Retailing                                        2.4%
Transportation                                                  2.0%
Semiconductors & Semiconductor Equipment                        1.9%
Household & Personal Products                                   1.8%
Consumer Services                                               1.3%
Consumer Durables & Apparel                                     1.2%
Real Estate                                                     1.1%
Commercial Services & Supplies                                  1.0%
Automobiles & Components                                        0.4%
Other                                                           0.5%



+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investment (unaudited)
WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
Aerospace & Defense--2.7%
Boeing Co. (The)                                             3,525   $   308,296
General Dynamics Corp.                                       1,518       135,087
Goodrich Corp.                                                 465        32,834
Honeywell International, Inc.                                2,755       169,625
L-3 Communications Holdings, Inc.                              473        50,110
Lockheed Martin Corp.                                        1,929       203,047
Northrop Grumman Corp.                                       1,299       102,153
Precision Castparts Corp.                                      396        54,925
Raytheon Co.                                                 1,801       109,321
Rockwell Collins, Inc.                                         542        39,008
United Technologies Corp.                                    3,698       283,044
                                                                     -----------
Total Aerospace & Defense                                              1,487,450
                                                                     -----------
Air Freight & Logistics--0.8%
C.H. Robinson Worldwide, Inc.                                  422        22,839
Expeditors International Washington, Inc.                      401        17,917
FedEx Corp.                                                  1,460       130,188
United Parcel Service Inc. Class B                           3,953       279,556
                                                                     -----------
Total Air Freight & Logistics                                            450,500
                                                                     -----------
Airlines--0.1%
AMR Corp.*                                                   2,908        40,799
Southwest Airlines Co.                                       3,108        37,918
                                                                     -----------
Total Airlines                                                            78,717
                                                                     -----------
Auto Components--0.2%
BorgWarner, Inc.                                               385        18,638
Johnson Controls, Inc.                                       2,514        90,604
                                                                     -----------
Total Auto Components                                                    109,242
                                                                     -----------
Automobiles--0.1%
Harley-Davidson, Inc.                                        1,506        70,345
                                                                     -----------
Beverages--1.9%
Anheuser-Busch Cos., Inc.                                    2,819       147,546
Brown-Forman Corp. Class B                                     376        27,865
Coca-Cola Co. (The)                                          5,864       359,874
Constellation Brands, Inc. Class A*                            849        20,070
Molson Coors Brewing Co. Class B                               547        28,236
Pepsi Bottling Group, Inc.                                   1,056        41,670
PepsiCo, Inc.                                                5,472       415,326
                                                                     -----------
Total Beverages                                                        1,040,587
                                                                     -----------
Biotechnology--0.9%
Amgen, Inc.*                                                 4,656       216,225
Biogen Idec, Inc.*                                             727        41,381
Celgene Corp.*                                                 258        11,922
Genentech, Inc.*                                             2,819       189,070
Genzyme Corp.*                                                 306        22,779
                                                                     -----------
Total Biotechnology                                                      481,377
                                                                     -----------
Building Products--0.2%
Masco Corp.                                                  2,272        49,098
Trane, Inc.                                                    693        32,370
                                                                     -----------
Total Building Products                                                   81,468
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Capital Markets--5.4%
American Capital Strategies Ltd.(a)                          1,214   $    40,013
Ameriprise Financial, Inc.                                     913        50,315
Bank of New York Mellon Corp. (The)                          2,771       135,114
Bear Stearns & Co., Inc. (The)                               1,370       120,903
BlackRock, Inc.                                                282        61,138
Charles Schwab Corp. (The)                                   2,929        74,836
Eaton Vance Corp.                                              177         8,038
Franklin Resources, Inc.                                     1,047       119,808
Goldman Sachs Group, Inc.                                    3,862       830,522
Janus Capital Group, Inc.                                      342        11,235
Legg Mason, Inc.                                               690        50,474
Lehman Brothers Holdings, Inc.                               4,779       312,738
Merrill Lynch & Co., Inc.                                    3,752       201,407
Morgan Stanley                                              11,221       595,947
Northern Trust Corp.                                           719        55,061
SEI Investments Co.                                            595        19,141
State Street Corp.                                           1,205        97,846
T. Rowe Price Group, Inc.                                      719        43,773
TD Ameritrade Holding Corp.*                                 8,370       167,902
                                                                     -----------
Total Capital Markets                                                  2,996,211
                                                                     -----------
Chemicals--1.6%
Air Products & Chemicals, Inc.                                 725        71,507
Celanese Corp. Series A                                        306        12,950
CF Industries Holdings, Inc.                                   174        19,150
Dow Chemical Co. (The)                                       5,558       219,096
E.I. Du Pont de Nemours & Co.                                4,890       215,600
Eastman Chemical Co.                                           286        17,472
Ecolab, Inc.                                                   572        29,292
Monsanto Co.                                                   647        72,263
Mosaic Co. (The)*                                              516        48,679
PPG Industries, Inc.                                           885        62,154
Praxair, Inc.                                                  891        79,041
Rohm & Haas Co.                                                837        44,420
Sigma-Aldrich Corp.                                            381        20,803
                                                                     -----------
Total Chemicals                                                          912,427
                                                                     -----------
Commercial Banks--4.5%
BB&T Corp.                                                   3,410       104,585
Comerica, Inc.                                               1,228        53,455
Commerce Bancorp, Inc.                                         309        11,785
Fifth Third Bancorp                                          3,079        77,375
Huntington Bancshares, Inc.                                  2,041        30,125
KeyCorp                                                      3,505        82,192
M&T Bank Corp.                                                 693        56,528
Marshall & Ilsley Corp.                                      2,199        58,230
National City Corp.                                          3,366        55,404
PNC Financial Services Group, Inc. (The)                     1,692       111,080
Regions Financial Corp.                                      4,927       116,524
SunTrust Banks, Inc.                                         2,152       134,478
Synovus Financial Corp.                                      1,827        43,994
U.S. Bancorp                                                10,035       318,511
UnionBanCal Corp.                                              990        48,421
Wachovia Corp.                                              15,139       575,736
Wells Fargo & Co.                                           20,196       609,717
Zions Bancorp.                                                 837        39,080
                                                                     -----------
Total Commercial Banks                                                 2,527,220
                                                                     -----------
Commercial Services & Supplies--0.5%
Avery Dennison Corp.                                           436        23,169
Cintas Corp.                                                   714        24,005
Dun & Bradstreet Corp.                                         198        17,549

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Equifax, Inc.                                                  462   $    16,798
Manpower, Inc.                                                 544        30,954
Pitney Bowes, Inc.                                           1,081        41,121
R.R. Donnelley & Sons Co.                                      512        19,323
Republic Services, Inc.                                        610        19,124
Stericycle, Inc.*                                              150         8,910
Waste Management, Inc.                                       2,272        74,225
                                                                     -----------
Total Commercial Services & Supplies                                     275,178
                                                                     -----------
Communications Equipment--1.8%
Cisco Systems, Inc.*                                        19,155       518,526
Corning, Inc.                                                6,313       151,449
Harris Corp.                                                   462        28,958
Juniper Networks, Inc.*                                        645        21,414
Motorola, Inc.                                               2,581        41,399
Qualcomm, Inc.                                               5,731       225,515
                                                                     -----------
Total Communications Equipment                                           987,261
                                                                     -----------
Computers & Peripherals--3.2%
Apple, Inc.*                                                 1,325       262,456
Dell, Inc.*                                                  7,997       196,006
EMC Corp.                                                    5,677       105,195
Hewlett-Packard Co.                                          9,072       457,955
International Business Machines Corp.                        6,173       667,301
Network Appliance, Inc.*                                       698        17,422
SanDisk Corp.*                                                 147         4,876
Sun Microsystems, Inc.*                                      2,097        38,019
Western Digital Corp.*                                       1,218        36,796
                                                                     -----------
Total Computers & Peripherals                                          1,786,026
                                                                     -----------
Construction & Engineering--0.1%
Fluor Corp.                                                    181        26,374
Jacobs Engineering Group, Inc.*                                214        20,461
KBR, Inc.*                                                     372        14,434
                                                                     -----------
Total Construction & Engineering                                          61,269
                                                                     -----------
Construction Materials--0.1%
Martin Marietta Materials, Inc.                                141        18,697
Vulcan Materials Co.                                           384        30,370
                                                                     -----------
Total Construction Materials                                              49,067
                                                                     -----------
Consumer Finance--1.0%
American Express Co.                                         5,498       286,005
Capital One Financial Corp.                                  3,941       186,252
Discover Financial Services                                  3,621        54,605
SLM Corp.                                                    2,199        44,288
                                                                     -----------
Total Consumer Finance                                                   571,150
                                                                     -----------
Containers & Packaging--0.0%
Owens-Illinois, Inc.*                                          384        19,008
                                                                     -----------
Distributors--0.1%
Genuine Parts Co.                                              736        34,077
                                                                     -----------
Diversified Consumer Services--0.1%
Apollo Group, Inc. Class A*                                    407        28,551
H&R Block, Inc.                                              1,483        27,539
                                                                     -----------
Total Diversified Consumer Services                                       56,090
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Diversified Financials--6.8%
Bank of America Corp.                                       31,800   $ 1,312,068
CIT Group, Inc.                                                435        10,453
Citigroup, Inc.                                             40,203     1,183,576
CME Group, Inc.                                                 56        38,416
IntercontinentalExchange, Inc.*                                 81        15,593
JPMorgan Chase & Co.                                        25,906     1,130,797
Moody's Corp.                                                1,379        49,230
Nymex Holdings, Inc.                                           108        14,430
NYSE Euronext                                                  432        37,917
                                                                     -----------
Total Diversified Financials                                           3,792,480
                                                                     -----------
Diversified Telecommunication Services--2.5%
AT&T, Inc.                                                  17,452       725,304
Embarq Corp.                                                   971        48,094
Qwest Communications International, Inc.                    26,754       187,546
Verizon Communications, Inc.                                 9,253       404,264
Windstream Corp.                                             2,439        31,756
                                                                     -----------
Total Diversified Telecommunication Services                           1,396,964
                                                                     -----------
Electric Utilities--1.9%
Allegheny Energy, Inc.                                         418        26,589
American Electric Power Co., Inc.                            1,600        74,496
Duke Energy Corp.                                            6,060       122,230
Edison International                                         1,460        77,920
Entergy Corp.                                                  749        89,520
Exelon Corp.                                                 2,905       237,165
FirstEnergy Corp.                                            1,204        87,097
FPL Group, Inc.                                              1,259        85,335
Pepco Holdings, Inc.                                           745        21,851
PPL Corp.                                                    1,268        66,050
Progress Energy, Inc.                                        1,113        53,903
Reliant Energy, Inc.*                                          264         6,927
Southern Co.                                                 3,034       117,568
                                                                     -----------
Total Electric Utilities                                               1,066,651
                                                                     -----------
Electrical Equipment--0.4%
Emerson Electric Co.                                         2,650       150,148
First Solar, Inc.*                                              27         7,213
Rockwell Automation, Inc.                                      560        38,618
Roper Industries, Inc.                                         270        16,886
                                                                     -----------
Total Electrical Equipment                                               212,865
                                                                     -----------
Electronic Equipment & Instruments--0.2%
Agilent Technologies, Inc.*                                    919        33,765
Amphenol Corp. Class A                                         528        24,483
Avnet, Inc.*                                                   852        29,794
Dolby Laboratories, Inc. Class A*                              214        10,640
Molex, Inc.                                                    550        15,015
                                                                     -----------
Total Electronic Equipment & Instruments                                 113,697
                                                                     -----------
Energy Equipment & Services--1.3%
Baker Hughes, Inc.                                           1,280       103,808
BJ Services Co.                                              2,244        54,439
Cameron International Corp.*                                   704        33,884
Diamond Offshore Drilling, Inc.                                488        69,296
ENSCO International, Inc.                                    1,184        70,590
Exterran Holdings, Inc.*                                        60         4,908
FMC Technologies, Inc.*                                        345        19,562
Grant Prideco, Inc.*                                           660        36,637
Halliburton Co.                                              4,688       177,721

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
National Oilwell Varco, Inc.*                                1,144   $    84,038
Pride International, Inc.*                                     852        28,883
Smith International, Inc.                                      615        45,418
                                                                     -----------
Total Energy Equipment & Services                                        729,184
                                                                     -----------
Food & Staples Retailing--2.8%
Costco Wholesale Corp.                                       1,103        76,945
CVS Corp.                                                    3,932       156,297
Kroger Co. (The)                                             3,268        87,288
Safeway, Inc.                                                1,707        58,396
SUPERVALU, Inc.                                              1,053        39,509
SYSCO Corp.                                                  2,271        70,878
Walgreen Co.                                                 3,889       148,093
Wal-Mart Stores, Inc.                                       18,492       878,925
Whole Foods Market, Inc.(a)                                    375        15,300
                                                                     -----------
Total Food & Staples Retailing                                         1,531,631
                                                                     -----------
Food Products--1.3%
Archer-Daniels-Midland Co.                                   2,609       121,136
Campbell Soup Co.                                            1,497        53,488
ConAgra Foods, Inc.                                          2,025        48,175
General Mills, Inc.                                          1,317        75,069
H.J. Heinz Co.                                               1,200        56,016
Hershey Co. (The)                                              532        20,961
Hormel Foods Corp.                                             528        21,373
Kellogg Co.                                                  1,501        78,697
Kraft Foods, Inc. Class A                                    5,071       165,468
McCormick & Co., Inc.                                          429        16,263
Sara Lee Corp.                                               1,323        21,247
Tyson Foods, Inc. Class A                                    1,198        18,365
Wm. Wrigley Jr. Co.                                            682        39,931
                                                                     -----------
Total Food Products                                                      736,189
                                                                     -----------
Gas Utilities--0.1%
Equitable Resources, Inc.                                      256        13,640
Questar Corp.                                                  660        35,706
                                                                     -----------
Total Gas Utilities                                                       49,346
                                                                     -----------
Health Care Equipment & Supplies--1.2%
Baxter International, Inc.                                   2,008       116,564
Becton Dickinson & Co.                                         770        64,357
Boston Scientific Corp.*                                     1,584        18,422
C.R. Bard, Inc.                                                286        27,113
DENTSPLY International, Inc.                                   352        15,847
Hologic, Inc.*                                                  96         6,589
Hospira, Inc.*                                                 168         7,164
Intuitive Surgical, Inc.*                                       27         8,762
Medtronic, Inc.                                              4,087       205,453
St. Jude Medical, Inc.*                                      1,044        42,428
Stryker Corp.                                                  871        65,081
Varian Medical Systems, Inc.*                                  334        17,421
Zimmer Holdings, Inc.*                                         780        51,597
                                                                     -----------
Total Health Care Equipment & Supplies                                   646,798
                                                                     -----------
Health Care Providers & Services--2.3%
Aetna, Inc.                                                  2,185       126,140
AmerisourceBergen Corp.                                        751        33,697
Cardinal Health, Inc.                                        1,488        85,932
Cigna Corp.                                                  1,491        80,111
Coventry Health Care, Inc.*                                    748        44,319
DaVita, Inc.*                                                  442        24,907

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Express Scripts, Inc.*                                         573   $    41,829
Health Net, Inc.*                                              251        12,123
Henry Schein, Inc.*                                            256        15,718
Humana, Inc.*                                                  655        49,328
Laboratory Corp. of America Holdings*                          429        32,402
McKesson Corp.                                               1,047        68,589
Medco Health Solutions, Inc.*                                  653        66,214
Quest Diagnostics, Inc.                                        736        38,934
UnitedHealth Group, Inc.                                     5,521       321,323
WellPoint, Inc.*                                             2,615       229,415
                                                                     -----------
Total Health Care Providers & Services                                 1,270,981
                                                                     -----------
Hotels, Restaurants & Leisure--0.9%
Darden Restaurants, Inc.                                       948        26,269
Harrah's Entertainment, Inc.                                   485        43,044
International Game Technology                                  748        32,860
Las Vegas Sands Corp.*                                         121        12,469
Marriott International, Inc. Class A                         1,560        53,321
McDonald's Corp.                                             2,103       123,887
MGM Mirage*                                                    532        44,699
Penn National Gaming, Inc.*                                    185        11,017
Starbucks Corp.*                                             2,238        45,812
Starwood Hotels & Resorts Worldwide, Inc.                      946        41,652
Wyndham Worldwide Corp.                                      1,087        25,610
Yum! Brands, Inc.                                            1,697        64,944
                                                                     -----------
Total Hotels, Restaurants & Leisure                                      525,584
                                                                     -----------
Household Durables--0.3%
Black & Decker Corp. (The)                                     431        30,019
Fortune Brands, Inc.                                           782        56,586
Mohawk Industries, Inc.*                                       422        31,397
Newell Rubbermaid, Inc.                                      1,302        33,696
Whirlpool Corp.                                                480        39,182
                                                                     -----------
Total Household Durables                                                 190,880
                                                                     -----------
Household Products--1.8%
Clorox Co. (The)                                               526        34,279
Colgate-Palmolive Co.                                        1,462       113,978
Energizer Holdings, Inc.*                                      186        20,856
Kimberly-Clark Corp.                                         1,887       130,845
Procter & Gamble Co.                                         9,827       721,498
                                                                     -----------
Total Household Products                                               1,021,456
                                                                     -----------
Independent Power Producers & Energy--0.4%
AES Corp. (The)*                                             1,341        28,684
Constellation Energy Group, Inc.                               550        56,392
Dynegy, Inc. Class A*                                        1,263         9,018
Mirant Corp.*                                                2,460        95,890
NRG Energy, Inc.*                                              671        29,081
                                                                     -----------
Total Independent Power Producers & Energy                               219,065
                                                                     -----------
Industrial Conglomerates--3.1%
3M Co.                                                       2,643       222,858
General Electric Co.                                        39,708     1,471,975
Textron, Inc.                                                  830        59,179
                                                                     -----------
Total Industrial Conglomerates                                         1,754,012
                                                                     -----------
Insurance--8.3%
Allstate Corp. (The)                                         6,245       326,176
American Family Life Assurance Co., Inc.                     1,770       111,294

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
American International Group, Inc.                          18,330   $ 1,068,639
AON Corp.                                                    1,232        58,754
Assurant, Inc.                                                 770        51,513
Berkshire Hathaway, Inc. Class B*                              192       909,312
Chubb Corp. (The)                                            3,373       184,098
Cincinnati Financial Corp.                                     988        39,066
CNA Financial Corp.                                          2,185        73,678
Genworth Financial, Inc. Class A                             3,864        98,339
Hartford Financial Services Group, Inc. (The)                2,526       220,242
Lincoln National Corp.                                       1,742       101,419
Loews Corp.                                                  3,012       151,624
Marsh & McLennan Cos., Inc.                                  1,632        43,199
Metlife, Inc.                                                4,414       271,991
Nationwide Financial Services, Inc. Class A                  1,062        47,801
Principal Financial Group, Inc.                                969        66,706
Progressive Corp. (The)                                      5,088        97,486
Prudential Financial, Inc.                                   1,942       180,684
Safeco Corp.                                                   758        42,205
Torchmark Corp.                                                610        36,923
Transatlantic Holdings, Inc.                                   462        33,574
Travelers Cos., Inc. (The)                                   6,041       325,006
Unum Group                                                   2,398        57,048
W.R. Berkley Corp.                                           1,746        52,048
                                                                     -----------
Total Insurance                                                        4,648,825
                                                                     -----------
Internet & Catalog Retail--0.1%
Amazon.Com, Inc.*                                              286        26,495
Expedia, Inc.*                                                 700        22,134
IAC/InterActiveCorp.*                                          824        22,182
                                                                     -----------
Total Internet & Catalog Retail                                           70,811
                                                                     -----------
Internet Software & Services--0.6%
Akamai Technologies, Inc.*                                     168         5,813
eBay, Inc.*                                                    356        11,816
Google, Inc. Class A*                                          412       284,889
Yahoo! Inc.*                                                 2,102        48,893
                                                                     -----------
Total Internet Software & Services                                       351,411
                                                                     -----------
IT Services--0.8%
Alliance Data Systems Corp.*                                   153        11,473
Automatic Data Processing, Inc.                              1,518        67,597
Cognizant Technology Solutions Corp. Class A*                  672        22,808
Computer Sciences Corp.*                                       528        26,120
DST Systems, Inc.*                                             225        18,574
Electronic Data Systems Corp.                                2,476        51,327
Fidelity National Information Services, Inc.                   690        28,697
Fiserv, Inc.*                                                  565        31,352
Iron Mountain, Inc.*                                           308        11,402
Mastercard, Inc. Class A                                       249        53,585
Paychex, Inc.                                                  994        36,003
Total System Services, Inc.                                    755        21,140
Western Union Co. (The)                                      2,448        59,437
                                                                     -----------
Total IT Services                                                        439,515
                                                                     -----------
Leisure Equipment & Products--0.2%
Mattel, Inc.                                                 1,916        36,481
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Life Sciences Tools & Services--0.2%
Covance, Inc.*                                                 129   $    11,174
Pharmaceutical Product Development, Inc.                       283        11,425
Thermo Fisher Scientific, Inc.*                                692        39,914
Waters Corp.*                                                  230        18,186
                                                                     -----------
Total Life Sciences Tools & Services                                      80,699
                                                                     -----------
Machinery--2.1%
AGCO Corp.*                                                    231        15,703
Caterpillar, Inc.                                            3,582       259,909
Cummins, Inc.                                                  458        58,335
Danaher Corp.                                                1,012        88,793
Deere & Co.                                                  1,454       135,396
Dover Corp.                                                    986        45,445
Eaton Corp.                                                    787        76,300
Flowserve Corp.                                                147        14,141
Harsco Corp.                                                   272        17,427
Illinois Tool Works, Inc.                                    2,431       130,156
ITT Corp.                                                      715        47,219
Joy Global, Inc.                                               354        23,300
Manitowoc Co., Inc. (The)                                      414        20,216
Paccar, Inc.                                                 1,779        96,920
Parker Hannifin Corp.                                          822        61,905
SPX Corp.                                                      207        21,290
Terex Corp.*                                                   643        42,162
                                                                     -----------
Total Machinery                                                        1,154,617
                                                                     -----------
Media--2.8%
CBS Corp. Class B                                            3,542        96,520
Clear Channel Communications, Inc.                           1,455        50,227
Clear Channel Outdoor Holdings, Inc. Class A*                  512        14,162
Comcast Corp. Class A*                                       4,138        75,560
DIRECTV Group, Inc. (The)*                                   3,934        90,954
Discovery Holding Co. Class A*                                 327         8,221
E.W. Scripps Co. (The) Class A                                 608        27,366
EchoStar Communications Corp. Class A*                       1,372        51,752
Gannett Co., Inc.                                            1,975        77,025
Lamar Advertising Co. Class A*                                  96         4,615
McGraw-Hill Cos., Inc. (The)                                 1,636        71,673
News Corp. Class A                                          10,013       205,166
Omnicom Group, Inc.                                          1,366        64,926
Time Warner Cable, Inc. Class A*                             2,816        77,722
Time Warner, Inc.                                           15,315       252,850
Viacom, Inc. Class B*                                        2,511       110,283
Walt Disney Co. (The)                                        8,931       288,292
Washington Post Co. (The) Class B                               24        18,994
                                                                     -----------
Total Media                                                            1,586,308
                                                                     -----------
Metals & Mining--1.6%
AK Steel Holding Corp.*                                        513        23,721
Alcoa, Inc.                                                  4,409       161,149
Allegheny Technologies, Inc.                                   644        55,642
Freeport-McMoRan Copper & Gold, Inc.                         1,905       195,147
Newmont Mining Corp.                                           257        12,549
Nucor Corp.                                                  1,798       106,478
Southern Copper Corp.                                        1,768       185,870
Steel Dynamics, Inc.                                           528        31,453
United States Steel Corp.                                      790        95,519
                                                                     -----------
Total Metals & Mining                                                    867,528
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Multiline Retail--1.0%
JC Penney Co., Inc.                                          1,768   $    77,774
Kohl's Corp.*                                                1,811        82,944
Macy's, Inc.                                                 2,431        62,890
Nordstrom, Inc.                                              1,385        50,871
Sears Holdings Corp.*(a)                                       879        89,702
Target Corp.                                                 3,975       198,750
                                                                     -----------
Total Multiline Retail                                                   562,931
                                                                     -----------
Multi-Utilities--1.0%
Ameren Corp.                                                   799        43,314
Centerpoint Energy, Inc.                                     1,203        20,607
Consolidated Edison, Inc.                                    1,172        57,252
Dominion Resources, Inc.                                       734        34,828
DTE Energy Co.                                                 532        23,387
MDU Resources Group, Inc.                                      785        21,674
NiSource, Inc.                                               1,289        24,349
PG&E Corp.                                                   1,421        61,231
Public Service Enterprise Group, Inc.                          976        95,882
SCANA Corp.                                                    511        21,539
Sempra Energy                                                1,098        67,944
Wisconsin Energy Corp.                                         484        23,576
Xcel Energy, Inc.                                            1,650        37,241
                                                                     -----------
Total Multi-Utilities                                                    532,824
                                                                     -----------
Office Electronics--0.1%
Xerox Corp.                                                  4,526        73,276
                                                                     -----------
Oil, Gas & Consumable Fuels--12.7%
Anadarko Petroleum Corp.                                     1,426        93,674
Apache Corp.                                                 1,396       150,126
Arch Coal, Inc.                                                284        12,760
Chesapeake Energy Corp.                                      2,658       104,194
Chevron Corp.                                               12,687     1,184,078
ConocoPhillips                                               9,466       835,848
CONSOL Energy, Inc.                                            316        22,600
Denbury Resources, Inc.*                                       519        15,440
Devon Energy Corp.                                           2,071       184,133
El Paso Corp.                                                  853        14,706
EOG Resources, Inc.                                            752        67,116
Exxon Mobil Corp.                                           30,353     2,843,773
Hess Corp.                                                   1,262       127,285
Marathon Oil Corp.                                           5,140       312,820
Murphy Oil Corp.                                               577        48,953
Newfield Exploration Co.*                                      392        20,658
Noble Energy, Inc.                                             544        43,259
Occidental Petroleum Corp.                                   3,573       275,085
Peabody Energy Corp.                                           328        20,218
Pioneer Natural Resources Co.                                  271        13,236
Range Resources Corp.                                          216        11,094
Southwestern Energy Co.*                                       246        13,707
Spectra Energy Corp.                                         2,426        62,639
Sunoco, Inc.                                                   927        67,152
Tesoro Corp.                                                 1,078        51,421
Valero Energy Corp.                                          4,846       339,365
Williams Cos., Inc. (The)                                    1,586        56,747
XTO Energy, Inc.                                             2,213       113,660
                                                                     -----------
Total Oil, Gas & Consumable Fuels                                      7,105,747
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Paper & Forest Products--0.1%
International Paper Co.                                      1,110   $    35,942
MeadWestvaco Corp.                                             132         4,132
Weyerhaeuser Co.                                               110         8,111
                                                                     -----------
Total Paper & Forest Products                                             48,185
                                                                     -----------
Personal Products--0.1%
Avon Products, Inc.                                          1,078        42,614
Estee Lauder Cos., Inc. (The) Class A                          694        30,265
                                                                     -----------
Total Personal Products                                                   72,879
                                                                     -----------
Pharmaceuticals--4.7%
Abbott Laboratories                                          2,419       135,827
Allergan, Inc.                                                 528        33,919
Barr Pharmaceuticals, Inc.*                                    268        14,231
Bristol-Myers Squibb Co.                                     5,950       157,794
Eli Lilly & Co.                                              3,547       189,374
Forest Laboratories, Inc.*                                     963        35,101
Johnson & Johnson                                           10,707       714,157
Merck & Co., Inc.                                            7,095       412,290
Pfizer, Inc.                                                20,819       473,216
Schering-Plough Corp.                                        5,263       140,206
Wyeth                                                        6,687       295,499
                                                                     -----------
Total Pharmaceuticals                                                  2,601,614
                                                                     -----------
Real Estate Investment Trusts--0.7%
AMB Property Corp.                                             312        17,959
AvalonBay Communities, Inc.                                    136        12,803
Boston Properties, Inc.                                        781        71,703
Developers Diversified Realty Corp.                            363        13,899
General Growth Properties, Inc.                                555        22,855
HCP, Inc.                                                      263         9,147
Host Hotels & Resorts, Inc.                                  1,668        28,423
Kimco Realty Corp.                                             669        24,352
Macerich Co. (The)                                              44         3,127
Plum Creek Timber Co., Inc.                                    320        14,733
Prologis                                                     1,304        82,647
Public Storage, Inc.                                            17         1,248
Simon Property Group, Inc.                                     408        35,439
SL Green Realty Corp.                                           93         8,692
Ventas, Inc.                                                   252        11,403
Vornado Realty Trust                                           375        32,981
                                                                     -----------
Total Real Estate Investment Trusts                                      391,411
                                                                     -----------
Real Estate Management & Development--0.1%
CB Richard Ellis Group, Inc. Class A*                        1,260        27,153
Forest City Enterprises, Inc. Class A                          102         4,533
                                                                     -----------
Total Real Estate Management & Development                                31,686
                                                                     -----------
Road & Rail--0.8%
Burlington Northern Santa Fe Corp.                           1,574       131,004
CSX Corp.                                                    1,858        81,715
Hertz Global Holdings, Inc.*                                   988        15,699
Norfolk Southern Corp.                                       1,956        98,661
Union Pacific Corp.                                            994       124,866
                                                                     -----------
Total Road & Rail                                                        451,945
                                                                     -----------
Semiconductors & Semiconductor Equipment--1.8%
Altera Corp.*                                                1,169        22,585
Analog Devices, Inc.                                         1,143        36,233

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Applied Materials, Inc.                                      6,757   $   120,004
Broadcom Corp. Class A*                                        444        11,606
Cypress Semiconductor Corp.*                                   306        11,025
Intel Corp.                                                 14,810       394,836
KLA-Tencor Corp.                                               701        33,760
Lam Research Corp.*                                            519        22,436
Linear Technology Corp.(a)                                     874        27,819
MEMC Electronic Materials, Inc.*                               462        40,882
Microchip Technology, Inc.                                     748        23,502
National Semiconductor Corp.                                 1,026        23,229
Nvidia Corp.*                                                1,440        48,989
Texas Instruments, Inc.                                      5,412       180,761
Xilinx, Inc.                                                 1,107        24,210
                                                                     -----------
Total Semiconductors & Semiconductor Equipment                         1,021,877
                                                                     -----------
Software--2.8%
Activision Inc.*                                               404        11,999
Adobe Systems, Inc.*                                         1,057        45,166
Autodesk, Inc.*                                                448        22,292
BMC Software, Inc.*                                            491        17,499
CA, Inc.                                                       808        20,160
Citrix Systems, Inc.*                                          372        14,140
Intuit, Inc.*                                                1,001        31,642
McAfee, Inc.*                                                  365        13,688
Microsoft Corp.                                             28,587     1,017,696
NAVTEQ Corp.*                                                  141        10,660
Oracle Corp.*                                               14,688       331,654
Symantec Corp.*                                              1,184        19,110
                                                                     -----------
Total Software                                                         1,555,706
                                                                     -----------
Specialty Retail--1.9%
Abercrombie & Fitch Co. Class A                                352        28,149
American Eagle Outfitters, Inc.                              1,344        27,915
Autozone, Inc.*                                                333        39,930
Bed Bath & Beyond, Inc.*                                     1,417        41,646
Best Buy Co., Inc.                                           1,775        93,454
Carmax, Inc.*(a)                                               751        14,832
GameStop Corp. Class A*                                        219        13,602
Gap, Inc. (The)                                              2,482        52,817
Home Depot, Inc.                                            11,814       318,269
Limited Brands, Inc.                                         2,932        55,503
Lowe's Cos., Inc.                                            9,395       212,515
Sherwin-Williams Co. (The)                                     703        40,802
Staples, Inc.                                                3,120        71,978
Tiffany & Co.                                                  462        21,266
TJX Cos., Inc.                                               1,804        51,829
                                                                     -----------
Total Specialty Retail                                                 1,084,507
                                                                     -----------
Textiles, Apparel & Luxury Goods--0.4%
Coach, Inc.*                                                 1,552        47,460
Nike, Inc. Class B                                           1,816       116,659
Polo Ralph Lauren Corp.                                        454        28,053
VF Corp.                                                       548        37,626
                                                                     -----------
Total Textiles, Apparel & Luxury Goods                                   229,798
                                                                     -----------
Thrifts & Mortgage Finance--0.6%
Fannie Mae                                                   3,069       122,699
Hudson City Bancorp, Inc.                                    1,499        22,515
New York Community Bancorp, Inc.                             1,062        18,670

                      See Notes to Schedule of Investments.

Schedule of Investment (unaudited) (concluded)
WisdomTree Earnings 500 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
People's United Financial, Inc.                                655   $    11,659
Sovereign Bancorp, Inc.                                        621         7,079
Washington Mutual, Inc.                                     11,536       157,005
                                                                     -----------
Total Thrifts & Mortgage Finance                                         339,627
                                                                     -----------
Tobacco--1.4%
Altria Group, Inc.                                           8,789       664,273
Reynolds American, Inc.                                      1,275        84,099
UST, Inc.                                                      575        31,510
                                                                     -----------
Total Tobacco                                                            779,882
                                                                     -----------
Trading Companies & Distributors--0.1%
Fastenal Co.                                                   396        16,006
W.W. Grainger, Inc.                                            330        28,882
                                                                     -----------
Total Trading Companies & Distributors                                    44,888
                                                                     -----------
Wireless Telecommunication Services--0.1%
American Tower Corp., Class A*                                 171         7,285
MetroPCS Communications, Inc.*                                 414         8,052
NII Holdings, Inc.*                                            548        26,479
Sprint Nextel Corp.                                            415         5,449
United States Cellular Corp.*                                  161        13,540
                                                                     -----------
Total Wireless Telecommunication Services                                 60,805
                                                                     -----------
TOTAL COMMON STOCKS
(Cost: $56,549,306)                                                   55,558,236
                                                                     ===========
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--0.2%
MONEY MARKET FUND(b)--0.2%
UBS Private Money Market Fund LLC, 4.78%
(Cost: $129,992)(c)                                        129,992       129,992
                                                                     ===========

TOTAL INVESTMENTS IN SECURITIES--99.8%
(Cost: $56,679,298)(d)                                                55,688,228

Cash and Other Assets in Excess of
  Liabilities--0.2%                                                      101,285
                                                                     -----------

NET ASSETS--100.0%                                                   $55,789,513
                                                                     ===========

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $89,005 and the total market value of the collateral held by the Fund was $129,992.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Earnings 500 Fund

Industry Breakdown+ as of 12/31/07


Energy                                                   14.1%
Diversified Financials                                   13.2%
Capital Goods                                             8.6%
Insurance                                                 8.3%
Pharmaceuticals, Biotechnology & Life Sciences            5.7%
Technology Hardware & Equipment                           5.3%
Banks                                                     5.1%
Food, Beverage & Tobacco                                  4.6%
Software & Services                                       4.2%
Health Care Equipment & Services                          3.4%
Materials                                                 3.4%
Utilities                                                 3.4%
Retailing                                                 3.1%
Media                                                     2.8%
Food & Staples Retailing                                  2.8%
Telecommunication Services                                2.6%
Household & Personal Products                             2.0%
Semiconductors & Semiconductor Equipment                  1.8%
Transportation                                            1.8%
Consumer Services                                         1.0%
Consumer Durables & Apparel                               0.8%
Real Estate                                               0.8%
Commercial Services & Supplies                            0.5%
Automobiles & Components                                  0.3%
Other                                                     0.4%



+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.3%
Aerospace & Defense--1.6%
AAR Corp.*                                                   600   $     22,818
Alliant Techsystems, Inc.*                                   611         69,506
BE Aerospace, Inc.*                                          945         49,991
Ceradyne, Inc.*                                            1,039         48,760
Curtiss-Wright Corp.                                         603         30,271
DRS Technologies, Inc.                                       740         40,160
DynCorp International, Inc. Class A*                         950         25,536
Esterline Technologies Corp.*                                537         27,790
HEICO Corp.                                                  269         14,655
Hexcel Corp.*                                                821         19,934
Moog, Inc. Class A*                                          796         36,465
Orbital Sciences Corp.*                                      687         16,845
Spirit Aerosystems Holdings, Inc. Class A*                 1,392         48,024
Teledyne Technologies, Inc.*                                 572         30,505
TransDigm Group, Inc.*                                       580         26,199
Triumph Group, Inc.                                          267         21,987
                                                                   ------------
Total Aerospace & Defense                                               529,446
                                                                   ------------
Airlines--1.8%
Continental Airlines, Inc. Class B*                        6,566        146,094
JetBlue Airways Corp.*                                     1,434          8,461
Skywest, Inc.                                              1,957         52,545
UAL Corp*                                                  6,546        233,430
US Airways Group, Inc.*                                    8,625        126,874
                                                                   ------------
Total Airlines                                                          567,404
                                                                   ------------
Auto Components--0.6%
Autoliv, Inc.                                              1,915        100,940
Gentex Corp.                                               2,135         37,939
Lear Corp.*                                                  471         13,028
Sauer-Danfoss, Inc.                                          672         16,834
Tenneco, Inc.*                                             1,107         28,859
TRW Automotive Holdings Corp.*                               160          3,344
                                                                   ------------
Total Auto Components                                                   200,944
                                                                   ------------
Automobiles--0.2%
Thor Industries, Inc.                                      1,338         50,857
                                                                   ------------
Beverages--0.4%
Central European Distribution Corp.*                         444         25,788
Hansen Natural Corp.*                                      1,016         44,999
PepsiAmericas, Inc.                                        2,014         67,106
                                                                   ------------
Total Beverages                                                         137,893
                                                                   ------------
Biotechnology--0.3%
Alkermes, Inc.*                                              543          8,465
Cubist Pharmaceuticals, Inc.*                                749         15,362
ImClone Systems, Inc.*                                       825         35,476
Lifecell Corp.*                                              240         10,346
United Therapeutics Corp.*                                   256         24,998
                                                                   ------------
Total Biotechnology                                                      94,647
                                                                   ------------
Building Products--0.7%
Goodman Global, Inc.*                                      1,479         36,295
Lennox International, Inc.                                 1,814         75,136
Simpson Manufacturing Co., Inc.                            1,145         30,446

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
USG Corp.*                                                 2,036   $     72,868
                                                                   ------------
Total Building Products                                                 214,745
                                                                   ------------
Capital Markets--2.7%
Affiliated Managers Group, Inc.*(a)                          477         56,028
Allied Capital Corp.(a)                                    2,291         49,257
Apollo Investment Corp.                                    2,925         49,871
Cohen & Steers, Inc.                                         901         27,003
E*Trade Financial Corp.*                                  31,095        110,388
FCStone Group Inc.*                                          210          9,666
Federated Investors, Inc. Class B                          1,865         76,763
Fortress Investment Group LLC, Class A                     4,985         77,666
GAMCO Investors Inc. Class A                                 387         26,780
GFI Group, Inc.*                                             298         28,525
Greenhill & Co., Inc.                                        516         34,304
Investment Technology Group, Inc.*                           789         37,549
Jefferies Group, Inc.                                      3,072         70,810
Knight Capital Group, Inc. Class A*                        2,763         39,787
optionsXpress Holdings, Inc.                               1,027         34,733
Raymond James Financial, Inc.                              2,668         87,137
Waddell & Reed Financial, Inc. Class A                     1,235         44,571
                                                                   ------------
Total Capital Markets                                                   860,838
                                                                   ------------
Chemicals--3.5%
Airgas, Inc.                                               1,256         65,450
Albemarle Corp.                                            1,815         74,869
Ashland, Inc.                                              1,355         64,268
Cabot Corp.                                                1,382         46,076
Cytec Industries, Inc.                                     1,013         62,381
FMC Corp.                                                    982         53,568
H.B. Fuller Co.                                            1,455         32,665
Hercules, Inc.                                             7,010        135,643
International Flavors & Fragrances, Inc.                   1,625         78,211
Lubrizol Corp.                                             1,311         71,004
Nalco Holding Co.                                          1,989         48,094
Olin Corp.                                                 1,004         19,407
OM Group, Inc.*                                              323         18,585
Rockwood Holdings, Inc.*                                     920         30,562
RPM International, Inc.                                    3,794         77,018
Scotts Miracle-Gro Co. (The) Class A                       1,128         42,210
Sensient Technologies Corp.                                  967         27,347
Terra Industries, Inc.*                                    1,323         63,186
Valhi, Inc.                                                  538          8,576
Valspar Corp. (The)                                        2,468         55,629
W.R. Grace & Co.*                                            772         20,211
Westlake Chemical Corp.                                    1,905         36,176
                                                                   ------------
Total Chemicals                                                       1,131,136
                                                                   ------------
Commercial Banks--5.2%
Alabama National Bancorp                                     364         28,323
Associated Banc-Corp                                       3,772        102,183
BancorpSouth, Inc.                                         1,921         45,355
Bank of Hawaii Corp.                                       1,304         66,687
BOK Financial Corp.                                        1,384         71,553
Cathay General Bancorp                                     1,505         39,867
Chittenden Corp.                                             745         26,537
City National Corp.                                        1,269         75,569
Colonial BancGroup, Inc. (The)                             5,210         70,543
Commerce Bancshares, Inc.                                  1,688         75,724
Cullen/Frost Bankers, Inc.                                 1,376         69,708
East West Bancorp, Inc.                                    2,100         50,883
First Citizens BancShares, Inc. Class A                      253         36,900
First Community Bancorp                                      744         30,683

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
First Horizon National Corp.                               2,601   $     47,208
First Midwest Bancorp, Inc.                                1,250         38,250
FirstMerit Corp.                                           1,625         32,516
Fulton Financial Corp.                                     4,485         50,322
Hancock Holding Co.                                          677         25,861
International Bancshares Corp.                             1,863         39,011
Investors Bancorp Inc*                                       507          7,169
MB Financial, Inc.                                           731         22,537
Popular, Inc.                                              9,816        104,050
Prosperity Bancshares, Inc.                                  910         26,745
South Financial Group, Inc. (The)                          1,692         26,446
Susquehanna Bancshares, Inc.                               1,288         23,751
SVB Financial Group*                                         868         43,747
TCF Financial Corp.                                        4,239         76,005
Trustmark Corp.                                            1,592         40,373
UCBH Holdings, Inc.                                        2,445         34,621
UMB Financial Corp.                                          695         26,660
United Bankshares, Inc.                                    1,111         31,130
Valley National Bancorp                                    2,671         50,909
Westamerica Bancorp                                          700         31,185
Whitney Holding Corp.                                      1,970         51,516
Wilmington Trust Corp.                                     2,235         78,672
                                                                   ------------
Total Commercial Banks                                                1,699,199
                                                                   ------------
Commercial Services & Supplies--3.2%
Advisory Board Co. (The)*                                    159         10,206
Allied Waste Industries, Inc.*                             4,926         54,285
Brady Corp. Class A                                          955         33,511
Brink's Co. (The)                                            780         46,597
ChoicePoint, Inc.*                                         1,151         41,919
Copart, Inc.*                                              1,296         55,145
Corporate Executive Board Co.                                425         25,543
Corrections Corp. of America*                              1,370         40,429
Covanta Holding Corp.*                                       800         22,128
Deluxe Corp.                                               1,709         56,209
FTI Consulting, Inc.*                                        486         29,957
Geo Group, Inc. (The)*                                       504         14,112
Herman Miller, Inc.                                        1,702         55,128
HNI Corp.                                                  1,105         38,741
Huron Consulting Group, Inc.*                                183         14,755
IHS Inc. Class A*                                            330         19,985
IKON Office Solutions, Inc.                                3,391         44,151
Mine Safety Appliances Co.                                   448         23,238
Monster Worldwide, Inc.*                                   1,470         47,628
PHH Corp.*                                                   135          2,381
Robert Half International, Inc.                            3,795        102,617
Rollins, Inc.                                              1,621         31,123
RSC Holdings, Inc.*                                        3,346         41,992
Steelcase, Inc. Class A                                    2,982         47,324
TeleTech Holdings, Inc.*                                   1,021         21,717
Tetra Tech, Inc.*                                            720         15,480
United Stationers, Inc.*                                     840         38,816
Waste Connections, Inc.*                                   1,068         33,001
Watson Wyatt Worldwide, Inc. Class A                         955         44,322
                                                                   ------------
Total Commercial Services & Supplies                                  1,052,440
                                                                   ------------
Communications Equipment--1.3%
ADC Telecommunications, Inc.*                              2,696         41,923
Adtran, Inc.                                               1,187         25,378
Arris Group, Inc.*                                         4,787         47,774
Avocent Corp.*                                               686         15,991
Ciena Corp*                                                  504         17,191
CommScope, Inc.*                                           1,685         82,918
Comtech Telecommunications Corp.*                            456         24,629

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Dycom Industries, Inc.*                                      420   $     11,193
F5 Networks, Inc.*                                         1,013         28,891
Foundry Networks, Inc.*                                    1,341         23,494
Netgear, Inc.*                                               483         17,229
Plantronics, Inc.                                            741         19,266
Polycom, Inc.*                                             1,012         28,113
Riverbed Technology, Inc.*                                   105          2,808
Sonus Networks, Inc.*                                      1,932         11,264
Starent Networks Corp.*                                      114          2,081
Tellabs, Inc.*                                             4,469         29,227
                                                                   ------------
Total Communications Equipment                                          429,370
                                                                   ------------
Computers & Peripherals--1.0%
Brocade Communications Systems, Inc.*                      2,918         21,418
Diebold, Inc.                                                688         19,938
Electronics For Imaging*                                     318          7,149
Emulex Corp.*                                                613         10,004
Intermec, Inc.*                                              255          5,179
Lexmark International, Inc. Class A*                       2,919        101,756
NCR Corp.*                                                 4,007        100,576
QLogic Corp.*                                              2,625         37,275
Synaptics, Inc.*                                             210          8,644
                                                                   ------------
Total Computers & Peripherals                                           311,939
                                                                   ------------
Construction & Engineering--0.7%
Aecom Technology Corp.*                                    1,216         34,741
EMCOR Group, Inc.*                                         1,511         35,705
Granite Construction Inc.                                    854         30,898
Perini Corp.*                                                624         25,846
Quanta Services, Inc.*                                     1,602         42,036
URS Corp.*                                                   798         43,356
                                                                   ------------
Total Construction & Engineering                                        212,582
                                                                   ------------
Construction Materials--0.2%
Eagle Materials, Inc.                                      1,353         48,005
Texas Industries, Inc.                                       362         25,376
                                                                   ------------
Total Construction Materials                                             73,381
                                                                   ------------
Consumer Finance--0.8%
AmeriCredit Corp.*                                         9,583        122,567
First Marblehead Corp. (The)(a)                            4,650         71,145
Student Loan Corp. (The)                                     499         54,890
                                                                   ------------
Total Consumer Finance                                                  248,602
                                                                   ------------
Containers & Packaging--2.4%
AptarGroup, Inc.                                           1,120         45,819
Ball Corp.                                                 2,043         91,935
Bemis Co. Inc.                                             2,292         62,755
Crown Holdings, Inc.*                                      4,550        116,708
Greif, Inc. Class A                                          756         49,420
Packaging Corp. of America                                 2,064         58,205
Pactiv Corp.*                                              2,717         72,354
Sealed Air Corp.                                           5,093        117,851
Silgan Holdings, Inc.                                        803         41,708
Sonoco Products Co.                                        2,378         77,713
Temple-Inland, Inc.                                        2,007         41,846
                                                                   ------------
Total Containers & Packaging                                            776,314
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Distributors--0.1%
LKQ Corp.*                                                 1,916   $     40,274
                                                                   ------------
Diversified Consumer Services--1.0%
Capella Education Co.*                                        99          6,481
Career Education Corp.*                                    1,281         32,204
Corinthian Colleges, Inc.*                                   387          5,960
DeVry, Inc.                                                  391         20,316
ITT Educational Services, Inc.*                              443         37,775
Matthews International Corp. Class A                         473         22,170
Regis Corp.                                                1,190         33,272
Service Corp International                                 2,088         29,336
Sotheby's                                                  1,462         55,702
Strayer Education, Inc.                                      120         20,470
Weight Watchers International, Inc.                        1,505         67,996
                                                                   ------------
Total Diversified Consumer Services                                     331,682
                                                                   ------------
Diversified Financials--0.3%
Nasdaq Stock Market, Inc. (The)*                           1,659         82,104
                                                                   ------------
Diversified Telecommunication Services--0.8%
Cbeyond, Inc.*                                               114          4,445
CenturyTel, Inc.                                           2,867        118,865
Cincinnati Bell, Inc.*                                     6,402         30,410
Citizens Communications Co.                                5,052         64,312
Golden Telecom, Inc.                                         496         50,071
                                                                   ------------
Total Diversified Telecommunication Services                            268,103
                                                                   ------------
Electric Utilities--2.0%
ALLETE, Inc.                                                 770         30,477
Cleco Corp.                                                1,864         51,819
DPL, Inc.                                                  1,565         46,402
EL Paso Electric Co.*                                        980         25,059
Great Plains Energy, Inc.                                  1,816         53,245
Hawaiian Electric Industries, Inc.                           793         18,057
IDACORP, Inc.                                                881         31,029
ITC Holdings Corp.                                           426         24,035
Northeast Utilities                                        2,447         76,615
Pinnacle West Capital Corp.                                2,313         98,093
Portland General Electric Co.                              2,051         56,977
Sierra Pacific Resources                                   3,795         64,439
Westar Energy, Inc.                                        2,357         61,141
                                                                   ------------
Total Electric Utilities                                                637,388
                                                                   ------------
Electrical Equipment--1.7%
Acuity Brands, Inc.                                        1,284         57,780
AMETEK, Inc.                                               1,679         78,643
Baldor Electric Co.                                          857         28,847
Belden, Inc.                                                 857         38,137
General Cable Corp.*                                         935         68,516
Genlyte Group, Inc.*                                         529         50,361
GrafTech International Ltd.*                               2,496         44,304
Hubbell, Inc. Class B                                      1,201         61,972
Regal-Beloit Corp.                                           870         39,107
Thomas & Betts Corp.*                                      1,235         60,564
Woodward Governor Co.                                        409         27,792
                                                                   ------------
Total Electrical Equipment                                              556,023
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Electronic Equipment & Instruments--2.4%
Anixter International, Inc.*                               1,257   $     78,273
Arrow Electronics, Inc.*                                   3,926        154,213
AVX Corp.                                                  3,841         51,546
Benchmark Electronics, Inc.*                               1,957         34,698
Brightpoint, Inc.*                                           897         13,778
Flir Systems, Inc.*                                        2,645         82,789
Ingram Micro, Inc. Class A*                                4,377         78,961
Jabil Circuit, Inc.                                        1,521         23,226
Mettler-Toledo International, Inc.*                          490         55,762
National Instruments Corp.                                   871         29,030
Plexus Corp.*                                                775         20,352
Rofin-Sinar Technologies, Inc.*                              847         40,749
Tech Data Corp.*                                             699         26,366
Trimble Navigation Ltd.*                                   1,082         32,720
Vishay Intertechnology, Inc.*                              4,568         52,121
                                                                   ------------
Total Electronic Equipment & Instruments                                774,584
                                                                   ------------
Energy Equipment & Services--4.5%
Atwood Oceanics, Inc.*                                       416         41,700
Bristow Group, Inc.*                                         464         26,286
Complete Production Services, Inc.*                        3,484         62,607
Dresser-Rand Group, Inc.*                                    902         35,223
Dril-Quip, Inc.*                                             644         35,845
Global Industries Ltd.*                                    2,782         59,590
Helmerich & Payne, Inc.                                    3,764        150,823
Hercules Offshore Inc*                                     1,950         46,371
ION Geophysical Corp.*                                       774         12,214
Key Energy Services, Inc.*                                 4,560         65,618
Oceaneering International, Inc.*                             913         61,491
Oil States International, Inc.*                            2,161         73,733
Patterson-UTI Energy, Inc.                                 9,213        179,838
Rowan Cos., Inc.                                           3,839        151,487
SEACOR Holdings, Inc.*                                       693         64,269
Superior Energy Services, Inc.*                            2,720         93,622
Tetra Technologies, Inc.*                                  1,507         23,464
Tidewater, Inc.                                            2,273        124,697
Unit Corp.*                                                2,153         99,576
W-H Energy Services, Inc.*                                   977         54,917
                                                                   ------------
Total Energy Equipment & Services                                     1,463,371
                                                                   ------------
Food & Staples Retailing--0.4%
BJ's Wholesale Club, Inc.*                                   895         30,278
Casey's General Stores, Inc.                                 927         27,448
Great Atlantic & Pacific Tea Co., Inc.*                      330         10,339
Longs Drug Stores Corp.                                      560         26,320
Ruddick Corp.                                                810         28,083
United Natural Foods, Inc.*                                  626         19,857
                                                                   ------------
Total Food & Staples Retailing                                          142,325
                                                                   ------------
Food Products--1.5%
Corn Products International, Inc.                          1,665         61,189
Dean Foods Co.*                                            2,398         62,012
Del Monte Foods Co.                                        3,775         35,712
Flowers Foods, Inc.                                        1,243         29,099
Hain Celestial Group, Inc.*                                  515         16,480
J.M. Smucker Co. (The)                                     1,182         60,802
Lancaster Colony Corp.                                       616         24,455
Pilgrim's Pride Corp.                                        630         18,239
Ralcorp Holdings, Inc.*                                      208         12,644
Seaboard Corp.                                                51         74,970
Smithfield Foods, Inc.*                                    2,470         71,432

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Synutra International, Inc.*                                 204   $      6,161
Tootsie Roll Industries, Inc.                                798         21,881
                                                                   ------------
Total Food Products                                                     495,076
                                                                   ------------
Gas Utilities--2.4%
AGL Resources, Inc.                                        1,801         67,790
Atmos Energy Corp.                                         2,359         66,146
Energen Corp.                                              1,611        103,474
National Fuel Gas Co.                                      1,714         80,010
New Jersey Resources Corp.                                   643         32,163
Nicor, Inc.                                                1,063         45,018
Northwest Natural Gas Co.                                    554         26,958
ONEOK, Inc.                                                2,104         94,196
Piedmont Natural Gas Co., Inc.                             1,426         37,304
Southern Union Co.                                         3,235         94,979
Southwest Gas Corp.                                        1,066         31,735
UGI Corp.                                                  2,492         67,907
WGL Holdings, Inc.                                         1,097         35,938
                                                                   ------------
Total Gas Utilities                                                     783,618
                                                                   ------------
Health Care Equipment & Supplies--1.7%
Align Technology, Inc.*                                      348          5,805
Arthrocare Corp.*                                            246         11,820
Beckman Coulter, Inc.                                      1,110         80,808
Cooper Cos., Inc. (The)                                      250          9,500
Edwards Lifesciences Corp.*                                  798         36,700
Gen-Probe, Inc.*                                             389         24,480
Haemonetics Corp.*                                           340         21,427
Hillenbrand Industries, Inc.                               1,213         67,600
IDEXX Laboratories, Inc.*                                    539         31,602
Immucor, Inc.*                                               688         23,385
Kinetic Concepts, Inc.*                                    1,336         71,556
Mentor Corp.                                                 586         22,913
Meridian Bioscience, Inc.                                    303          9,114
Resmed, Inc.*                                                498         26,160
Respironics, Inc.*                                           901         58,997
Sirona Dental Systems, Inc.*                                  43          1,440
STERIS Corp.                                               1,032         29,763
West Pharmaceutical Services, Inc.                           748         30,361
                                                                   ------------
Total Health Care Equipment & Supplies                                  563,431
                                                                   ------------
Health Care Providers & Services--2.6%
AMERIGROUP Corp.*                                          1,175         42,829
Chemed Corp.                                                 389         21,737
Community Health Systems, Inc.*                            1,862         68,633
Health Management Associates, Inc. Class A*                2,286         13,670
Healthsouth Corp*                                          1,771         37,191
Healthways, Inc.*                                            268         15,662
LifePoint Hospitals, Inc.*                                 1,475         43,867
Lincare Holdings, Inc.*                                    2,305         81,043
Magellan Health Services, Inc.*                              654         30,496
Omnicare, Inc.                                             3,110         70,939
Owens & Minor, Inc.                                          526         22,318
Patterson Cos., Inc.*                                      2,325         78,934
Pediatrix Medical Group, Inc.*                               722         49,204
PSS World Medical, Inc.*                                     892         17,456
Psychiatric Solutions, Inc.*                                 693         22,523
Sierra Health Services, Inc.*                                942         39,526
Universal American Corp.*                                    935         23,927
Universal Health Services, Inc. Class B                      559         28,621

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
VCA Antech, Inc.*                                          1,011   $     44,717
WellCare Health Plans, Inc.*                               1,877         79,604
                                                                   ------------
Total Health Care Providers & Services                                  832,897
                                                                   ------------
Health Care Technology--0.6%
Cerner Corp.*                                                780         43,992
Eclipsys Corp.*                                              324          8,200
HLTH Corp.*                                                3,929         52,649
IMS Health, Inc.                                           4,131         95,178
                                                                   ------------
Total Health Care Technology                                            200,019
                                                                   ------------
Hotels, Restaurants & Leisure--1.6%
Ameristar Casinos, Inc.                                      878         24,180
Bally Technologies, Inc.*                                    183          9,099
Boyd Gaming Corp.                                            941         32,060
Brinker International, Inc.                                3,166         61,927
Burger King Holdings, Inc.                                 2,016         57,476
Cheesecake Factory (The)*                                  1,179         27,954
Chipotle Mexican Grill, Inc. Class A*                        168         24,708
Choice Hotels International, Inc.                          1,088         36,122
International Speedway Corp. Class A                         614         25,285
Jack in the Box, Inc.*                                     1,530         39,428
Life Time Fitness, Inc.*                                     409         20,319
Panera Bread Co. Class A*(a)                                 418         14,973
Pinnacle Entertainment, Inc.*                                174          4,099
Scientific Games Corp. Class A*                              649         21,579
Sonic Corp.*                                                 902         19,754
Speedway Motorsports, Inc.                                   906         28,158
Vail Resorts, Inc.*                                          393         21,147
Wendy's International, Inc.                                  983         25,401
WMS Industries, Inc.*                                        555         20,335
                                                                   ------------
Total Hotels, Restaurants & Leisure                                     514,004
                                                                   ------------
Household Durables--2.3%
American Greetings Corp. Class A                           1,171         23,771
Harman International Industries, Inc.                      1,401        103,268
Jarden Corp.*                                                983         23,209
Leggett & Platt, Inc.                                      4,160         72,550
NVR, Inc.*                                                   285        149,340
Sealy Corp.                                                2,197         24,584
Snap-On, Inc.                                              1,207         58,226
Stanley Works (The)                                        2,266        109,856
Tempur-Pedic International, Inc.                           1,549         40,228
Toll Brothers, Inc.*                                       5,007        100,440
Tupperware Brands Corp.                                      964         31,841
                                                                   ------------
Total Household Durables                                                737,313
                                                                   ------------
Household Products--0.2%
Church & Dwight Co., Inc.                                  1,015         54,881
                                                                   ------------
Independent Power Producers & Energy--0.0%
Ormat Technologies, Inc.                                     156          8,582
                                                                   ------------
Industrial Conglomerates--0.4%
Carlisle Cos., Inc.                                        1,821         67,432
Teleflex, Inc.                                               404         25,456
Walter Industries, Inc.                                    1,242         44,625
                                                                   ------------
Total Industrial Conglomerates                                          137,513
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Insurance--7.8%
Alfa Corp.                                                 1,669   $     36,167
Alleghany Corp.*                                             210         84,420
AMBAC Financial Group, Inc.(a)                             2,679         69,038
American Financial Group, Inc.                             4,938        142,608
American National Insurance Co.                              758         91,900
Arthur J. Gallagher & Co.                                  2,078         50,267
Brown & Brown, Inc.                                        2,762         64,907
Commerce Group, Inc.                                       1,912         68,794
Delphi Financial Group, Inc. Class A                       1,472         51,932
Erie Indemnity Co. Class A                                 1,515         78,613
Fidelity National Financial, Inc. Class A                  5,708         83,394
First American Corp.                                       1,468         50,088
Hanover Insurance Group, Inc. (The)                        1,801         82,486
HCC Insurance Holdings, Inc.                               4,273        122,550
Hilb Rogal & Hobbs Co.                                       698         28,318
Markel Corp.*                                                271        133,088
MBIA, Inc.                                                 5,019         93,504
Mercury General Corp.                                      1,577         78,550
Midland Co. (The)                                            465         30,081
National Financial Partners Corp.                            402         18,335
Odyssey Re Holdings Corp.                                  2,697         99,007
Old Republic International Corp.                           7,997        123,234
Philadelphia Consolidated Holding Co.*                     2,611        102,743
Phoenix Cos., Inc. (The)                                   4,220         50,091
ProAssurance Corp.*                                          986         54,151
Protective Life Corp.                                      2,293         94,059
Reinsurance Group of America, Inc.                         2,137        112,150
RLI Corp.                                                  1,004         57,017
Selective Insurance Group, Inc.                            1,892         43,497
StanCorp Financial Group, Inc.                             1,535         77,333
State Auto Financial Corp.                                 1,421         37,372
Unitrin, Inc.                                              1,598         76,688
Wesco Financial Corp.                                         77         31,339
Zenith National Insurance Corp.                            2,120         94,828
                                                                   ------------
Total Insurance                                                       2,512,549
                                                                   ------------
Internet & Catalog Retail--0.3%
Blue Nile, Inc.*                                              72          4,900
GSI Commerce, Inc.*                                          735         14,333
NetFlix, Inc.*                                               906         24,118
priceline.com, Inc.*                                         518         59,497
                                                                   ------------
Total Internet & Catalog Retail                                         102,848
                                                                   ------------
Internet Software & Services--0.3%
DealerTrack Holdings, Inc.*                                  165          5,523
Digital River, Inc.*                                         602         19,908
j2 Global Communications, Inc.*                              954         20,196
SAVVIS, Inc.*                                                489         13,648
Sohu.com, Inc.*                                              156          8,505
ValueClick, Inc.*                                          1,102         24,134
WebMD Health Corp. Class A*                                  215          8,830
                                                                   ------------
Total Internet Software & Services                                      100,744
                                                                   ------------
IT Services--1.8%
Affiliated Computer Services, Inc. Class A*                2,111         95,206
CACI International, Inc. Class A*                            598         26,772
Convergys Corp.*                                           3,463         57,001
Euronet Worldwide Inc.*                                      519         15,570
Gartner, Inc.*                                             1,081         18,982
Global Payments, Inc.                                      1,169         54,382
Heartland Payment Systems, Inc.                              384         10,291
Mantech International Corp.*                                 548         24,013

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
MPS Group, Inc.*                                           2,640   $     28,882
NeuStar, Inc. Class A*                                       889         25,497
Perot Systems Corp. Class A*                               2,725         36,788
SAIC, Inc.*                                                6,132        123,375
SRA International, Inc. Class A*                             820         24,149
Syntel, Inc.                                                 576         22,188
VeriFone Holdings, Inc.*                                     231          5,371
Wright Express Corp.*                                        624         22,146
                                                                   ------------
Total IT Services                                                       590,613
                                                                   ------------
Leisure Equipment & Products--0.6%
Brunswick Corp.                                            1,899         32,378
Callaway Golf Co.                                          1,231         21,456
Hasbro, Inc.                                               3,868         98,944
Polaris Industries, Inc.(a)                                  820         39,171
                                                                   ------------
Total Leisure Equipment & Products                                      191,949
                                                                   ------------
Life Sciences Tools & Services--0.9%
Affymetrix, Inc.*                                            147          3,402
Bio-Rad Laboratories, Inc. Class A*                          320         33,158
Charles River Laboratories International, Inc.*              832         54,746
Dionex Corp.*                                                190         15,743
Invitrogen Corp.*                                            390         36,430
Millipore Corp.*                                             464         33,956
Parexel International Corp.*                                 336         16,229
PerkinElmer, Inc.                                          1,388         36,116
TECHNE Corp.*                                                477         31,506
Varian, Inc.*                                                318         20,765
Ventana Medical Systems, Inc.*                                97          8,461
                                                                   ------------
Total Life Sciences Tools & Services                                    290,512
                                                                   ------------
Machinery--3.7%
Actuant Corp. Class A                                      1,160         39,452
Albany International Corp. Class A                           195          7,235
Barnes Group, Inc.                                         1,110         37,063
Briggs & Stratton Corp.                                       79          1,790
Bucyrus International, Inc. Class A                          372         36,973
CLARCOR, Inc.                                                893         33,907
Donaldson Co., Inc.                                        1,098         50,925
Gardner Denver, Inc.*                                      1,871         61,743
Graco, Inc.                                                1,404         52,313
IDEX Corp.                                                 1,532         55,351
Kaydon Corp.                                                 498         27,161
Kennametal, Inc.                                           1,658         62,772
Lincoln Electric Holdings, Inc.                              990         70,468
Middleby Corp.*                                              219         16,780
Mueller Water Products, Inc. Class A                       1,685         16,041
Nordson Corp.                                                611         35,414
Oshkosh Truck Corp.                                        1,949         92,110
Pall Corp.                                                 1,930         77,818
Pentair, Inc.                                              2,040         71,012
Robbins & Myers, Inc.                                        243         18,378
Timken Co. (The)                                           2,844         93,425
Toro Co. (The)                                               875         47,635
Trinity Industries, Inc.                                   3,719        103,240
Valmont Industries, Inc.                                     386         34,400
Wabtec Corp.                                               1,144         39,399
Watts Water Technologies, Inc. Class A                       873         26,015
                                                                   ------------
Total Machinery                                                       1,208,820
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Marine--0.2%
Alexander & Baldwin, Inc.                                    698   $     36,059
Kirby Corp.*                                                 826         38,392
                                                                   ------------
Total Marine                                                             74,451
                                                                   ------------
Media--2.7%
Belo Corp. Class A                                         2,570         44,821
Cinemark Holdings, Inc.                                    2,567         43,639
Cox Radio, Inc. Class A*                                   2,229         27,082
DreamWorks Animation SKG, Inc. Class A*                    1,369         34,964
Gemstar-TV Guide International, Inc.*                     11,846         56,387
Getty Images, Inc.*                                        1,535         44,515
Harte-Hanks, Inc.                                          2,013         34,825
Hearst-Argyle Television, Inc.                             1,544         34,138
Idearc, Inc.                                               7,840        137,670
Interactive Data Corp.                                     1,352         44,630
Interpublic Group of Cos., Inc.*                           1,077          8,734
John Wiley & Sons, Inc. Class A                              998         42,754
Marvel Entertainment, Inc.*                                1,575         42,068
Meredith Corp.                                             1,102         60,588
Morningstar, Inc.*                                           290         22,548
New York Times Co. (The) Class A                           3,196         56,026
Regal Entertainment Group Class A                          6,242        112,793
Scholastic Corp.*                                          1,047         36,530
                                                                   ------------
Total Media                                                             884,712
                                                                   ------------
Metals & Mining--2.4%
AMCOL International Corp.                                    538         19,384
Carpenter Technology Corp.                                 1,035         77,801
Cleveland-Cliffs, Inc.                                       926         93,341
Coeur d'Alene Mines Corp.*(a)                              4,551         22,482
Commercial Metals Co.                                      4,034        118,801
Compass Minerals International, Inc.                         528         21,648
Hecla Mining Co.*                                            660          6,171
Metal Management, Inc.                                       633         28,820
Quanex Corp.                                                 931         48,319
Reliance Steel & Aluminum Co.                              2,736        148,292
RTI International Metals, Inc.*                              464         31,984
Schnitzer Steel Industries, Inc. Class A                     716         49,497
Titanium Metals Corp.*                                     3,176         84,005
Worthington Industries, Inc.                               1,498         26,784
                                                                   ------------
Total Metals & Mining                                                   777,329
                                                                   ------------
Multiline Retail--0.8%
Big Lots, Inc.*                                            2,725         43,573
Dillard's, Inc. Class A                                    3,093         58,087
Dollar Tree Stores, Inc.*                                  2,451         63,530
Family Dollar Stores, Inc.                                 3,650         70,189
Saks, Inc.*                                                  444          9,217
                                                                   ------------
Total Multiline Retail                                                  244,596
                                                                   ------------
Multi-Utilities--2.1%
Alliant Energy Corp.                                       2,142         87,158
Aquila, Inc.*                                              1,101          4,107
Avista Corp.                                                 739         15,918
Black Hills Corp.                                            820         36,162
Energy East Corp.                                          2,733         74,365
Integrys Energy Group, Inc.                                  818         42,282
NSTAR                                                      2,363         85,588
OGE Energy Corp.                                           2,509         91,052
PNM Resources, Inc.                                        1,369         29,365

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Puget Energy, Inc.                                         2,295   $     62,952
TECO Energy, Inc.                                          5,592         96,238
Vectren Corp.                                              1,607         46,619
                                                                   ------------
Total Multi-Utilities                                                   671,806
                                                                   ------------
Office Electronics--0.1%
Zebra Technologies Corp. Class A*                          1,251         43,410
                                                                   ------------
Oil, Gas & Consumable Fuels--4.3%
Alon USA Energy, Inc.                                      2,000         54,360
Alpha Natural Resources, Inc.*                             1,128         36,637
Arena Resources, Inc.*                                       282         11,762
Atlas America, Inc.                                          293         17,340
Atlas Energy Resources LLC                                   948         29,473
Berry Petroleum Co. Class A                                  985         43,783
Bill Barrett Corp.*                                          318         13,315
Bois d'Arc Energy, Inc.*                                   1,108         21,994
Carrizo Oil & Gas, Inc.*                                     108          5,913
Cimarex Energy Co.                                         2,323         98,797
CNX Gas Corp.*                                             1,601         51,152
Comstock Resources, Inc.*                                    581         19,754
Crosstex Energy, Inc.                                         91          3,389
Encore Acquisition Co.*                                      109          3,637
Forest Oil Corp.*                                          1,243         63,194
Foundation Coal Holdings, Inc.                                 3            158
Frontier Oil Corp.                                         4,034        163,700
Helix Energy Solutions Group, Inc.*                        1,736         72,044
Holly Corp.                                                2,418        123,052
Kinder Morgan Management LLC*                                 63          3,335
Mariner Energy, Inc.*                                      2,145         49,078
Massey Energy Co.                                            687         24,560
Overseas Shipholding Group, Inc.                           1,182         87,976
Penn Virginia Corp.                                          471         20,550
Penn Virginia GP Holdings LP                                 380         10,883
PetroHawk Energy Corp.*                                    1,697         29,375
Quicksilver Resources, Inc.*                                 712         42,428
St. Mary Land & Exploration Co.                            1,741         67,220
Swift Energy Co.*                                          1,033         45,483
W&T Offshore, Inc.                                         1,758         52,670
Western Refining, Inc.                                     3,816         92,385
Whiting Petroleum Corp.*                                     705         40,650
                                                                   ------------
Total Oil, Gas & Consumable Fuels                                     1,400,047
                                                                   ------------
Personal Products--0.5%
Alberto-Culver Co.                                         1,063         26,086
Bare Escentuals, Inc.*                                     1,288         31,234
Chattem, Inc.*                                               210         15,863
NBTY, Inc.*                                                2,435         66,720
Nu Skin Enterprises, Inc. Class A                          1,068         17,547
                                                                   ------------
Total Personal Products                                                 157,450
                                                                   ------------
Pharmaceuticals--1.3%
Adams Respiratory Therapeutics, Inc.*                        370         22,104
APP Pharmaceuticals, Inc.*                                 1,620         16,637
Endo Pharmaceuticals Holdings, Inc.*                       2,439         65,048
King Pharmaceuticals, Inc.*                                6,818         69,816
KV Pharmaceutical Co., Class A*                              634         18,094
Medicis Pharmaceutical Corp. Class A                         942         24,464
Mylan Laboratories, Inc.                                   6,374         89,619
Perrigo Co.                                                1,027         35,955

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Sepracor, Inc.*                                            2,683   $     70,429
XenoPort, Inc.*                                               48          2,682
                                                                   ------------
Total Pharmaceuticals                                                   414,848
                                                                   ------------
Real Estate Investment Trusts--3.4%
Alexander's, Inc.*                                             5          1,766
Alexandria Real Estate Equities, Inc.                        224         22,774
BioMed Realty Trust, Inc.                                    795         18,420
BRE Properties, Inc.                                         336         13,618
CapitalSource, Inc.                                        5,246         92,277
CBL & Associates Properties, Inc.                            853         20,395
Colonial Properties Trust                                  4,607        104,255
Corporate Office Properties Trust                            116          3,654
Cousins Properties, Inc.                                     175          3,868
DiamondRock Hospitality Co.                                1,074         16,089
Digital Realty Trust, Inc.                                    69          2,648
Duke Realty Corp.                                          1,086         28,323
Entertainment Properties Trust                               484         22,748
Equity Lifestyle Properties, Inc.                            105          4,795
Equity One, Inc.                                             731         16,835
Essex Property Trust, Inc.                                   133         12,966
Federal Realty Investment Trust                              408         33,517
Franklin Street Properties Corp.                             817         12,092
Health Care REIT, Inc.                                       686         30,657
Healthcare Realty Trust, Inc.                                269          6,830
Highwoods Properties, Inc.                                   444         13,045
Home Properties, Inc.                                        215          9,643
Hospitality Properties Trust                               1,764         56,836
HRPT Properties Trust                                      2,929         22,641
iStar Financial, Inc.                                      3,834         99,876
Kilroy Realty Corp.                                          216         11,871
LaSalle Hotel Properties                                     279          8,900
Mack-Cali Realty Corp.                                       628         21,352
Mid-America Apartment Communities, Inc.                       81          3,463
National Retail Properties, Inc.                           1,134         26,513
Nationwide Health Properties, Inc.                         1,253         39,307
Post Properties, Inc.                                        774         27,183
Potlatch Corp.                                               705         31,330
PS Business Parks, Inc.                                      116          6,096
Rayonier, Inc.                                             1,461         69,018
Realty Income Corp.                                        1,316         35,558
Regency Centers Corp.                                        744         47,981
Senior Housing Properties Trust                            1,285         29,144
Strategic Hotels & Resorts, Inc.                             528          8,833
Sunstone Hotel Investors, Inc.                               435          7,956
Tanger Factory Outlet Centers, Inc.                          177          6,675
Taubman Centers, Inc.                                        285         14,019
Washington Real Estate Investment Trust                      378         11,873
Weingarten Realty Investors                                1,157         36,376
                                                                   ------------
Total Real Estate Investment Trusts                                   1,114,016
                                                                   ------------
Real Estate Management & Development--0.3%
Forestar Real Estate Group, Inc.*                            669         15,782
Jones Lang LaSalle, Inc.                                     947         67,388
                                                                   ------------
Total Real Estate Management & Development                               83,170
                                                                   ------------
Road & Rail--1.3%
Amerco, Inc.*                                                261         17,142
Avis Budget Group, Inc.*                                   1,971         25,623
Con-way, Inc.                                              1,391         57,782
Heartland Express, Inc.                                    1,709         24,234
JB Hunt Transport Services, Inc.                           2,862         78,848
Kansas City Southern*                                      1,217         41,780

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Knight Transportation, Inc.                                1,497   $     22,171
Landstar System, Inc.                                        961         40,506
Ryder System, Inc.                                         1,789         84,100
Werner Enterprises, Inc.                                   1,291         21,986
                                                                   ------------
Total Road & Rail                                                       414,172
                                                                   ------------
Semiconductors & Semiconductor
  Equipment--1.9%
Amkor Technology, Inc.*                                    7,804         66,568
Atheros Communications, Inc.*                                300          9,162
Cree, Inc.*(a)                                               540         14,834
Cymer, Inc.*                                                 783         30,482
Diodes, Inc.*                                                660         19,846
Fairchild Semiconductor International, Inc.*                 965         13,925
FormFactor, Inc.*                                            710         23,501
Hittite Microwave Corp*                                      402         19,200
International Rectifier Corp.*                             1,379         46,845
Intersil Corp. Class A                                     1,924         47,100
Microsemi Corp.*                                             153          3,387
Novellus Systems, Inc.*                                    2,692         74,218
ON Semiconductor Corp.*                                    9,792         86,952
RF Micro Devices, Inc.*                                    8,318         47,496
Sigma Designs, Inc.*                                         114          6,293
Silicon Laboratories, Inc.*                                  273         10,218
Skyworks Solutions, Inc.*                                  2,223         18,896
Teradyne, Inc.*                                            1,649         17,051
Tessera Technologies, Inc.*                                  415         17,264
Varian Semiconductor Equipment
  Associates, Inc.*                                        1,174         43,438
                                                                   ------------
Total Semiconductors & Semiconductor Equipment                          616,676
                                                                   ------------
Software--1.9%
Advent Software, Inc.*                                       588         31,811
Ansys, Inc.*                                                 588         24,378
Aspen Technology, Inc.*                                      642         10,413
Blackbaud, Inc.*                                             381         10,683
Blackboard, Inc.*                                             78          3,140
Cadence Design Systems, Inc.*                              4,453         75,745
Compuware Corp.*                                           5,335         47,375
Concur Technologies, Inc.*                                    51          1,847
FactSet Research Systems, Inc.                               608         33,866
Fair Isaac Corp.                                             974         31,314
Informatica Corp.*                                           954         17,191
Jack Henry & Associates, Inc.                              1,391         33,857
Lawson Software, Inc.*                                       336          3,441
Macrovision Corp.*                                           549         10,063
Micros Systems, Inc.*                                        410         28,766
MicroStrategy, Inc. Class A*                                 232         22,063
Net 1 UEPS Technologies, Inc.*                               748         21,961
Parametric Technology Corp.*                               3,350         59,798
Progress Software Corp.*                                     405         13,640
Red Hat, Inc.*                                             1,282         26,717
Sybase, Inc.*                                              1,377         35,926
Synopsys, Inc.*                                            1,191         30,883
THQ, Inc.*                                                   701         19,761
TIBCO Software, Inc.*                                      2,435         19,650
                                                                   ------------
Total Software                                                          614,289
                                                                   ------------
Specialty Retail--4.0%
Advance Auto Parts, Inc.                                   2,291         87,035
Aeropostale, Inc.*                                         1,617         42,851
AnnTaylor Stores Corp.*                                    1,427         36,474
AutoNation, Inc.*                                          6,648        104,107
Barnes & Noble, Inc.                                       1,275         43,924
bebe Stores, Inc.                                          1,874         24,100

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Chico's FAS, Inc.*                                         4,719   $     42,613
Dick's Sporting Goods, Inc.*                               1,619         44,943
Foot Locker, Inc.                                          4,149         56,675
Guess?, Inc.                                               1,229         46,567
J Crew Group Inc.*                                           840         40,496
Men's Wearhouse, Inc. (The)                                1,819         49,077
Office Depot, Inc.*                                       10,781        149,963
OfficeMax, Inc.                                            2,720         56,195
O'Reilly Automotive, Inc.*                                 2,053         66,579
Pacific Sunwear Of California, Inc.*                          38            536
Penske Auto Group, Inc.                                    2,238         39,075
PetSmart, Inc.                                             2,461         57,907
RadioShack Corp.                                           4,401         74,201
Ross Stores, Inc.                                          3,372         86,222
Sally Beuty Holdings, Inc.*                                2,255         20,408
Tractor Supply Co.*                                          812         29,183
Urban Outfitters, Inc.*                                    1,896         51,685
Williams-Sonoma, Inc.                                      2,313         59,907
                                                                   ------------
Total Specialty Retail                                                1,310,723
                                                                   ------------
Textiles, Apparel & Luxury Goods--1.5%
Columbia Sportswear Co.                                      997         43,958
CROCS, Inc.*                                               1,347         49,583
Deckers Outdoor Corp.*                                       129         20,003
Fossil, Inc.*                                                847         35,557
Hanesbrands, Inc.*                                         2,100         57,057
Iconix Brand Group, Inc.*                                    830         16,318
Jones Apparel Group, Inc.                                  5,396         86,281
Liz Claiborne, Inc.                                        1,806         36,752
Phillips-Van Heusen Corp.                                  1,422         52,415
Quiksilver, Inc.*                                          1,925         16,517
Under Armour, Inc. Class A*                                  333         14,542
Warnaco Group Inc. (The)*                                    825         28,710
Wolverine World Wide, Inc.                                 1,325         32,489
                                                                   ------------
Total Textiles, Apparel & Luxury Goods                                  490,182
                                                                   ------------
Thrifts & Mortgage Finance--0.7%
Astoria Financial Corp.                                    1,999         46,517
Capitol Federal Financial                                    339         10,509
Downey Financial Corp.                                       875         27,221
First Niagara Financial Group, Inc.                        2,143         25,802
Guaranty Financial Group, Inc.*                              669         10,704
NewAlliance Bancshares, Inc.                                 628          7,235
Northwest Bancorp, Inc.                                      539         14,321
TFS Financial Corp.*                                         282          3,367
Washington Federal, Inc.                                   2,010         42,431
Webster Financial Corp.                                    1,486         47,507
                                                                   ------------
Total Thrifts & Mortgage Finance                                        235,614
                                                                   ------------
Tobacco--0.2%
Universal Corp./VA                                           692         35,445
Vector Group Ltd.                                            823         16,509
                                                                   ------------
Total Tobacco                                                            51,954
                                                                   ------------
Trading Companies & Distributors--1.1%
Applied Industrial Technologies, Inc.                      1,060         30,761
GATX Corp.                                                 1,614         59,202
MSC Industrial Direct Co. Class A                          1,404         56,820
UAP Holding Corp.                                          1,196         46,166

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree MidCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
United Rentals, Inc.*                                      4,309   $     79,113
WESCO International, Inc.*                                 2,164         85,780
                                                                   ------------
Total Trading Companies & Distributors                                  357,842
                                                                   ------------
Water Utilities--0.1%
Aqua America, Inc.                                         1,483         31,440
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $34,684,810)                                                  32,201,687
                                                                   ============

INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED--2.9%
MONEY MARKET FUND(b)--2.9%
UBS Private Money Market Fund LLC, 4.78%
(Cost: $932,099)(c)                                      932,099        932,099
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES--102.2%
(Cost: $35,616,909)(d)                                               33,133,786

Liabilities in Excess of Cash and
  Other Assets--(2.2)%                                                 (711,606)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 32,422,180
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $351,739 and the total market value of the collateral held by the Fund was $932,099.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree MidCap Earnings Fund

Industry Breakdown+ as of 12/31/07

Capital Goods                                           10.0%
Energy                                                   8.8%
Materials                                                8.5%
Insurance                                                7.8%
Utilities                                                6.6%
Banks                                                    5.9%
Retailing                                                5.2%
Health Care Equipment & Services                         4.9%
Technology Hardware & Equipment                          4.8%
Consumer Durables & Apparel                              4.4%
Software & Services                                      4.0%
Diversified Financials                                   3.7%
Real Estate                                              3.7%
Transportation                                           3.3%
Commercial Services & Supplies                           3.2%
Media                                                    2.7%
Consumer Services                                        2.6%
Pharmaceuticals, Biotechnology & Life Sciences           2.5%
Food, Beverage & Tobacco                                 2.1%
Semiconductors & Semiconductor Equipment                 1.9%
Telecommunication Services                               0.8%
Automobiles & Components                                 0.8%
Household & Personal Products                            0.7%
Food & Staples Retailing                                 0.4%
Other                                                    0.7%



+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
Aerospace & Defense--0.9%
Aerovironment, Inc.*                                         478   $     11,568
American Science & Engineering, Inc.                         216         12,258
Applied Signal Technology, Inc.                              192          2,607
Argon ST, Inc.*                                              483          8,964
Astronics Corp.*                                             132          5,610
Cubic Corp.                                                  493         19,326
Ducommun, Inc.*                                              250          9,500
GenCorp, Inc.*                                             1,775         20,697
Herley Industries, Inc.*                                     359          4,936
Ladish Co., Inc.*                                            336         14,512
LMI Aerospace, Inc.*                                         244          6,468
MTC Technologies, Inc.*                                      412          9,682
SIFCO Industries, Inc.*                                      412          6,934
Stanley, Inc.*                                               254          8,133
Taser International, Inc.*                                   448          6,447
                                                                   ------------
Total Aerospace & Defense                                               147,642
                                                                   ------------
Air Freight & Logistics--1.1%
ABX Air, Inc.*                                            10,929         45,683
Atlas Air Worldwide Holdings, Inc.*                          897         48,636
Dynamex, Inc.*                                               272          7,360
Forward Air Corp.                                            684         21,320
Hub Group, Inc. Class A*                                   1,066         28,334
Pacer International, Inc.                                  1,915         27,959
Park-Ohio Holdings Corp.*                                    498         12,500
                                                                   ------------
Total Air Freight & Logistics                                           191,792
                                                                   ------------
Airlines--1.0%
AirTran Holdings, Inc.*                                    2,802         20,062
Alaska Air Group, Inc.*                                    2,450         61,273
Allegiant Travel Co.*                                        354         11,378
Midwest Air Group, Inc.*                                     412          6,098
Pinnacle Airlines Corp.*(a)                                2,012         30,683
Republic Airways Holdings, Inc.*                           1,972         38,631
                                                                   ------------
Total Airlines                                                          168,125
                                                                   ------------
Auto Components--0.8%
Aftermarket Technology Corp.*                                897         24,452
Amerigon, Inc.*                                              178          3,763
China Automotive Systems, Inc.*                              498          3,869
Cooper Tire & Rubber Co.                                   1,808         29,977
Drew Industries, Inc.*                                       656         17,974
Fuel Systems Solutions, Inc.*                                191          2,729
GenTek, Inc.*                                                 83          2,429
Modine Manufacturing Co.                                     950         15,685
SORL Auto Parts, Inc.*                                       718          5,256
Spartan Motors, Inc.                                       1,254          9,581
Standard Motor Products, Inc.                                872          7,116
Stoneridge, Inc.*                                            616          4,953
Superior Industries International, Inc.                       66          1,199
                                                                   ------------
Total Auto Components                                                   128,983
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Automobiles--0.2%
Monaco Coach Corp.                                           724   $      6,429
Winnebago Industries, Inc.                                   934         19,633
                                                                   ------------
Total Automobiles                                                        26,062
                                                                   ------------
Beverages--0.3%
Boston Beer Co., Inc. Class A*                               273         10,278
Coca-Cola Bottling Co. Consolidated                          279         16,429
MGP Ingredients, Inc.                                        632          5,953
National Beverage Corp.                                    1,455         11,698
                                                                   ------------
Total Beverages                                                          44,358
                                                                   ------------
Biotechnology--0.3%
BioSante Pharmaceuticals, Inc.*                              475          1,796
Emergent Biosolutions, Inc.*                               1,911          9,670
Martek Biosciences Corp.*                                    280          8,282
Omrix Biopharmaceuticals, Inc.*                              228          7,921
Repligen Corp.*                                            1,527         10,002
Trimeris, Inc.*                                            1,889         13,184
                                                                   ------------
Total Biotechnology                                                      50,855
                                                                   ------------
Building Products--1.0%
AAON, Inc.                                                   586         11,615
American Woodmark Corp.                                      604         10,981
Ameron International Corp.                                   285         26,262
Apogee Enterprises, Inc.                                     912         15,604
Builders FirstSource, Inc.*(a)                               384          2,772
Gibraltar Industries, Inc.                                 1,125         17,348
Griffon Corp.*                                               870         10,832
Insteel Industries, Inc.                                   1,059         12,422
NCI Buildings Systems, Inc.*                               1,154         33,223
PGT, Inc.*                                                   264          1,257
Universal Forest Products, Inc.                              711         20,946
                                                                   ------------
Total Building Products                                                 163,262
                                                                   ------------
Capital Markets--2.1%
American Physicians Service Group, Inc.                      503         10,085
Ares Capital Corp.                                         2,968         43,421
Blackrock Kelso Capital Corp.                              1,582         24,173
Calamos Asset Management, Inc. Class A                       464         13,818
Cowen Group, Inc.*                                           302          2,872
Epoch Holding Corp.                                          128          1,920
FBR Capital Markets Corp.*                                 1,989         19,055
Hercules Technology Growth Capital, Inc.                   1,092         13,563
KBW, Inc.*                                                   876         22,417
Ladenburg Thalmann Financial Services, Inc.*                 656          1,391
MarketAxess Holdings, Inc.*                                  365          4,683
MCG Capital Corp.                                          4,922         57,045
Patriot Capital Funding, Inc.                                922          9,303
Pension Worldwide, Inc.*                                     796         11,423
Piper Jaffray Cos., Inc.*                                    614         28,439
Prospect Capital Corp.                                       830         10,832
Sanders Morris Harris Group, Inc.*                           200          2,050
Stifel Financial Corp.*                                      272         14,299
SWS Group, Inc.                                            1,210         15,331
Thomas Weisel Partners Group, Inc.*                          726          9,968
TICC Capital Corp.                                           856          7,901

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
TradeStation Group, Inc.*                                  1,448   $     20,576
U.S. Global Investors, Inc., Class A                         360          5,998
Westwood Holdings Group, Inc.                                 74          2,782
                                                                   ------------
Total Capital Markets                                                   353,345
                                                                   ------------
Chemicals--1.5%
American Vanguard Corp.                                      508          8,814
Arch Chemicals, Inc.                                         423         15,545
Balchem Corp.                                                377          8,437
Calgon Carbon Corp.*                                         234          3,718
Ferro Corp.                                                  357          7,401
Flotek Industries, Inc.*                                     236          8,505
ICO, Inc.*                                                   998         12,814
Innospec, Inc.                                               239          4,101
KMG Chemicals, Inc.                                          284          4,107
Koppers Holdings, Inc.                                       683         29,534
Landec Corp.*                                                610          8,174
LSB Industries, Inc.*                                        829         23,394
NewMarket Corp.                                              516         28,737
Penford Corp.                                                256          6,551
PolyOne Corp.*                                             2,658         17,490
Quaker Chemical Corp.                                        340          7,470
Schulman A., Inc.                                            531         11,443
ShengdaTech, Inc.*                                         1,366         19,739
Spartech Corp.                                             1,624         22,898
Stepan Co.                                                   176          5,725
Symyx Technologies, Inc.*                                    208          1,597
                                                                   ------------
Total Chemicals                                                         256,194
                                                                   ------------
Commercial Banks--12.0%
1st Source Corp.                                             768         13,294
Abington Bancorp, Inc.                                       368          3,459
AMCORE Financial, Inc.                                       678         15,391
AmericanWest Bancorp                                         432          7,616
Ameris Bancorp                                               524          8,829
Arrow Financial Corp.                                        436          9,370
BancFirst Corp.                                              587         25,153
Bancorp Rhode Island, Inc.                                   128          4,370
Bancorp, Inc.*                                               477          6,420
BancTrust Financial Group, Inc.                              325          3,933
Bank of Granite Corp.                                        610          6,448
Bank of the Ozarks, Inc.                                     541         14,174
BankFinancial Corp.                                          232          3,670
Banner Corp.                                                 548         15,744
Boston Private Financial Holdings, Inc.                    1,113         30,140
Cadence Financial Corp.                                      399          5,821
Camden National Corp.                                        318          9,031
Capital City Bank Group, Inc.(a)                             547         15,436
Capital Corp. of the West                                    414          8,044
Capitol Bancorp Ltd.                                         752         15,130
Cardinal Financial Corp.                                     344          3,206
Cascade Bancorp                                            1,252         17,428
Centennial Bank Holdings, Inc.*                              484          2,798
Center Bancorp, Inc.                                         228          2,522
Center Financial Corp.                                       997         12,283
Central Pacific Financial Corp.                            1,799         33,210
Chemical Financial Corp.                                     777         18,485
Citizens Republic Bankcorp, Inc.                           2,687         38,988
City Holding Co.                                             716         24,229

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
CoBiz, Inc.                                                  704   $     10,468
Columbia Bancorp                                             418          6,905
Columbia Banking System, Inc.                                545         16,203
Community Bancorp*                                           624         10,839
Community Bank System, Inc.                                  984         19,552
Community Trust Bancorp, Inc.                                637         17,537
CVB Financial Corp.(a)                                     2,820         29,159
Enterprise Financial Services Corp.                          374          8,905
First Bancorp                                                566         10,692
First Bancorp (Puerto Rico)                                3,120         22,745
First Charter Corp.                                          714         21,320
First Commonwealth Financial Corp.                         2,006         21,364
First Community Bancshares, Inc.                             456         14,542
First Financial Bancorp                                      602          6,863
First Financial Bankshares, Inc.                             628         23,644
First Financial Corp.                                        450         12,753
First Indiana Corp.                                          349         11,168
First Merchants Corp.                                        700         15,288
First Regional Bancorp*                                      891         16,831
First South Bancorp, Inc.                                    344          7,633
First State Bancorp.                                       1,033         14,359
FNB Corp./PA                                               2,261         33,237
Frontier Financial Corp.                                   1,922         35,692
Gateway Financial Holdings, Inc.                             384          4,581
Glacier Bancorp, Inc.                                      1,678         31,446
Great Southern Bancorp, Inc.                                 694         15,240
Green County Bancshares, Inc.                                504          9,677
Hanmi Financial Corp.                                      3,103         26,748
Harleysville National Corp.                                  880         12,822
Heartland Financial USA, Inc.                                620         11,513
Heritage Commerce Corp.                                      416          7,650
Home Bancshares, Inc.                                        490         10,275
Horizon Financial Corp.                                      570          9,941
IBERIABANK Corp.                                             400         18,700
Independent Bank Corp./MA                                    497         13,528
Independent Bank Corp./MI                                    615          5,843
Integra Bank Corp.                                           737         10,399
Intervest Bancshares Corp.                                   714         12,295
Irwin Financial Corp.                                        529          3,888
Lakeland Bancorp, Inc.                                       728          8,438
Lakeland Financial Corp.                                     482         10,074
Macatawa Bank Corp.                                          869          7,465
MainSource Financial Group, Inc.                             724         11,265
Mercantile Bank Corp.                                        455          7,053
MetroCorp Bancshares, Inc.                                   439          5,707
Midwest Banc Holdings, Inc.                                  686          8,520
Nara Bancorp, Inc.                                         1,400         16,338
National Penn Bancshares, Inc.(a)                          1,981         29,992
NBT Bancorp, Inc.                                          1,177         26,859
North Valley Bancorp                                         316          4,136
Old National Bancorp                                       2,290         34,258
Old Second Bancorp, Inc.                                     465         12,457
Omega Financial Corp.                                        316          9,246
Oriental Financial Group                                     110          1,475
Pacific Capital Bancorp                                    2,106         42,394
Park National Corp.                                          647         41,732
Peoples Bancorp, Inc.                                        422         10,504
Pinnacle Financial Partners, Inc.*                           388          9,863
Preferred Bank                                               511         13,296
PrivateBancorp, Inc.(a)                                      610         19,917
Provident Bankshares Corp.                                 1,289         27,572
Renasant Corp.                                               730         15,746
Republic Bancorp, Inc. Class A                               766         12,662
Royal Bancshares of Pennsylvania Class A                     791          8,701
S&T Bancorp, Inc.                                            899         24,848
Sandy Spring Bancorp, Inc.                                   567         15,774

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Santander BanCorp                                          1,958   $     16,956
SCBT Financial Corp.                                         321         10,166
Seacoast Banking Corp. of Florida                            509          5,233
Security Bank Corp.                                          964          8,811
Sierra Bancorp                                               416         10,354
Signature Bank*                                              532         17,955
Simmons First National Corp. Class A                         570         15,105
Southside Bancshares, Inc.                                   422          8,634
Southwest Bancorp, Inc.                                      662         12,134
Sterling Bancorp                                             581          7,925
Sterling Bancshares, Inc.                                  2,112         23,570
Sterling Financial Corp./PA                                1,222         20,065
Sterling Financial Corp./WA                                2,764         46,409
Suffolk Bancorp                                              357         10,963
Sun Bancorp, Inc.*                                           632          9,973
Superior Bancorp*                                            761          4,087
SY Bancorp, Inc.                                             494         11,826
Taylor Capital Group, Inc.                                   750         15,300
Temecula Valley Bancorp, Inc.*(a)                            674          7,906
Texas Capital Bancshares, Inc.*                              840         15,330
Tompkins Trustco, Inc.                                       317         12,300
Trico Bancshares                                             644         12,429
Umpqua Holdings Corp.                                      2,576         39,516
Union Bankshares Corp.                                       514         10,866
United Community Banks, Inc.                               2,158         34,096
United Security Bancshares                                   399          6,097
Univest Corp. of Pennsylvania                                602         12,708
USB Holding Co., Inc.                                        644         12,751
Vineyard National Bancorp                                  1,103         11,140
Virginia Commerce Bancorp*                                 1,073         12,586
Virginia Financial Group, Inc.                               532          7,900
W Holding Co., Inc.                                       24,431         29,562
Washington Trust Bancorp, Inc.                               513         12,943
WesBanco, Inc.                                               970         19,982
West Coast Bancorp                                           805         14,893
Western Alliance Bancorp*(a)                                 893         16,762
Wilshire Bancorp, Inc.                                     1,798         14,114
Wintrust Financial Corp.                                     807         26,736
                                                                   ------------
Total Commercial Banks                                                1,989,242
                                                                   ------------
Commercial Services & Supplies--5.6%
ABM Industries, Inc.                                       1,289         26,283
ACCO Brands Corp.*                                           326          5,229
Administaff, Inc.                                            728         20,588
American Ecology Corp.                                       400          9,392
American Reprographics Co.*                                2,118         34,905
Amrep Corp.                                                  569         17,383
Angelica Corp.                                                58          1,108
Barrett Business Services                                    556         10,014
Bowne & Co., Inc.                                            800         14,080
CBIZ, Inc.*                                                1,530         15,009
CDI Corp.                                                    522         12,664
Ceco Environmental Corp.*                                    250          2,745
Clean Harbors, Inc.*                                         361         18,664
Comfort Systems USA, Inc.                                  1,327         16,959
COMSYS IT Partners, Inc.*                                  1,063         16,774
Consolidated Graphics, Inc.*                                 560         26,779
Cornell Cos, Inc.*                                           249          5,807
CoStar Group, Inc.*                                          100          4,725
CRA International, Inc.*                                     315         14,997
Diamond Management & Technology
  Consultants, Inc.                                          615          4,471
Ennis, Inc.                                                1,112         20,016
Exponent, Inc.*                                              327          8,842

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
First Advantage Corp. Class A*                             1,679   $     27,653
First Consulting Group, Inc.*                                762          9,853
Fuel-Tech, Inc.*                                              74          1,676
G&K Services, Inc. Class A                                   579         21,724
GeoEye, Inc.*                                                284          9,557
Healthcare Services Group, Inc.                              673         14,254
Heidrick & Struggles International, Inc.                     740         27,461
Hill International, Inc.*                                    531          7,524
Hudson Highland Group, Inc.*                                 642          5,399
ICF International, Inc.*                                     781         19,728
Innerworkings, Inc.*                                         392          6,766
Interface, Inc. Class A                                    1,486         24,252
Kelly Services, Inc. Class A                               1,465         27,337
Kenexa Corp.*                                                586         11,380
Kforce, Inc.*                                              1,832         17,862
Knoll, Inc.                                                1,970         32,367
Korn/Ferry International*                                  1,700         31,994
Layne Christensen Co.*                                       274         13,484
Learning Tree International, Inc.*                            98          2,250
LECG Corp.*                                                  553          8,328
McGrath Rentcorp(a)                                          796         20,497
Metalico, Inc.*                                              708          7,675
Mobile Mini, Inc.*                                         1,191         22,081
Multi-Color Corp.                                            234          6,428
Navigant Consulting, Inc.*                                 1,867         25,522
On Assignment, Inc.*                                       1,034          7,248
PeopleSupport, Inc.*                                         644          8,810
Pike Electric Corp.*                                         738         12,369
Resources Connection, Inc.*                                1,348         24,480
Schawk, Inc.                                               1,002         15,551
School Specialty, Inc.*                                      691         23,874
Spherion Corp.*                                            1,858         13,526
Standard Parking Corp.*                                      378         18,329
Standard Register Co. (The)                                  387          4,512
Team, Inc.*                                                  292         10,681
TrueBlue, Inc.*                                            2,441         35,346
Viad Corp.                                                   541         17,085
Volt Information Sciences, Inc.*                           1,148         20,962
VSE Corp.                                                    114          5,568
Waste Industries USA, Inc.                                   336         12,197
                                                                   ------------
Total Commercial Services & Supplies                                    941,024
                                                                   ------------
Communications Equipment--1.3%
Acme Packet, Inc.*                                         1,020         12,842
Anaren Microwave, Inc.*                                      474          7,816
Avici Systems, Inc.*                                       2,435         19,310
Bel Fuse, Inc. Class B                                       312          9,132
Black Box Corp.                                              497         17,976
Comtech Group, Inc.*                                         516          8,313
Digi International, Inc.*                                    637          9,039
EMS Technologies, Inc.*                                      320          9,677
Globecomm Systems, Inc.*                                     466          5,452
Harmonic, Inc.*                                              990         10,375
Hughes Communications, Inc.*                                 312         17,038
InterDigital, Inc.*                                        1,214         28,324
Ixia*                                                        335          3,176
KVH Industries, Inc.*                                        168          1,354
Mastec, Inc.*                                                 64            651
Oplink Communications, Inc.*                                 362          5,557
Opnext, Inc.*                                              1,082          9,576
Optium Corp.*                                                666          5,248
PC-Tel, Inc.*                                                180          1,235
Radyne Corp.*                                                602          5,538

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Symmetricom, Inc.*                                           278   $      1,309
Tekelec*                                                     782          9,775
Tollgrade Communications, Inc.*                              220          1,764
Viasat, Inc.*                                                466         16,044
                                                                   ------------
Total Communications Equipment                                          216,521
                                                                   ------------
Computers & Peripherals--0.9%
Cray, Inc.*                                                  562          3,366
Hutchinson Technology, Inc.*                                 136          3,580
Imation Corp.                                              1,104         23,184
Immersion Corp.*                                           1,264         16,369
Intevac, Inc.*                                             1,636         23,787
Iomega Corp.*                                              1,628          5,649
Novatel Wireless, Inc.*                                      968         15,682
Palm, Inc.*(a)                                             3,250         20,605
Presstek, Inc.*                                              258          1,321
Rimage Corp.*                                                278          7,214
STEC, Inc.*                                                  984          8,600
Stratasys, Inc.*                                             275          7,106
Super Micro Computer, Inc.*                                1,234          9,465
                                                                   ------------
Total Computers & Peripherals                                           145,928
                                                                   ------------
Construction & Engineering--0.2%
Furmanite Corp.*                                              90          1,062
Great Lakes Dredge & Dock Corp.                              132          1,151
Insituform Technologies, Inc. Class A*                       161          2,383
Michael Baker Corp.*                                         391         16,070
Sterling Construction Co., Inc.*                             266          5,804
                                                                   ------------
Total Construction & Engineering                                         26,470
                                                                   ------------
Construction Materials--0.1%
Headwaters, Inc.*                                            834          9,791
U.S. Concrete, Inc.*                                       1,857          6,184
                                                                   ------------
Total Construction Materials                                             15,975
                                                                   ------------
Consumer Finance--1.4%
Advance America Cash Advance Centers, Inc.                 3,410         34,646
Advanta Corp. Class B                                      5,032         40,609
Cash America International, Inc.                           1,101         35,562
CompuCredit Corp.*                                         1,914         19,102
Credit Acceptance Corp.*                                   1,566         32,369
Ezcorp, Inc. Class A*                                      1,508         17,025
First Cash Financial Services, Inc.*                       1,246         18,291
Nelnet, Inc. Class A                                         328          4,169
QC Holdings, Inc.                                            641          7,211
World Acceptance Corp.*                                      786         21,206
                                                                   ------------
Total Consumer Finance                                                  230,190
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Containers & Packaging--0.4%
AEP Industries, Inc.*                                        502   $     16,069
Myers Industries, Inc.                                       735         10,635
Rock-Tenn Co. Class A                                      1,489         37,836
                                                                   ------------
Total Containers & Packaging                                             64,540
                                                                   ------------
Distributors--0.2%
Audiovox Corp. Class A*                                      240          2,976
Building Materials Holding Corp.(a)                        1,155          6,387
Core-Mark Holding Co., Inc.*                                 485         13,930
DXP Enterprises, Inc.*                                       162          7,562
                                                                   ------------
Total Distributors                                                       30,855
                                                                   ------------
Diversified Consumer Services--0.7%
Bright Horizons Family Solutions, Inc.*                      597         20,620
Carriage Services, Inc.*                                     332          2,922
Coinstar, Inc.*                                              392         11,035
CPI Corp.                                                    226          5,322
Jackson Hewitt Tax Service, Inc.                             904         28,702
Lincoln Educational Services Corp.*                          492          7,242
Pre-Paid Legal Services, Inc.*                               529         29,281
Stewart Enterprises, Inc. Class A                          2,728         24,279
Universal Technical Institute, Inc.*                         603         10,251
                                                                   ------------
Total Diversified Consumer Services                                     139,654
                                                                   ------------
Diversified Financial Services--0.8%
Asset Acceptance Capital Corp.                             1,159         12,065
Asta Funding, Inc.(a)                                        937         24,774
Encore Capital Group, Inc.*                                  817          7,909
Financial Federal Corp.                                    1,172         26,124
Marlin Business Services Corp.*                              805          9,708
Medallion Financial Corp.                                    896          8,978
PICO Holdings, Inc.*                                         118          3,967
Portfolio Recovery Associates, Inc.(a)                       621         24,635
Resource America, Inc. Class A                               550          8,069
                                                                   ------------
Total Diversified Financial Services                                    126,229
                                                                   ------------
Diversified Telecommunication Services--0.7%
Alaska Communications Systems Group, Inc.                  1,030         15,450
Atlantic Tele-Network, Inc.                                  404         13,647
Consolidated Communications Holdings, Inc.                   309          6,149
D&E Communications, Inc.                                     428          6,185
General Communication, Inc. Class A*                         636          5,565
Iowa Telecommunications Services, Inc.                       770         12,520
North Pittsburgh Systems, Inc.                               315          7,147
NTELOS Holdings Corp.                                        646         19,180
Premiere Global Services, Inc.*                            1,058         15,711
Shenandoah Telecom Co.                                       358          8,585
SureWest Communications                                      150          2,565
                                                                   ------------
Total Diversified Telecommunication Services                            112,704
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Electric Utilities--0.8%
Central Vermont Public Service Corp.                         302   $      9,314
Empire District Electric Co. (The)                           998         22,734
MGE Energy, Inc.                                             726         25,751
Otter Tail Corp.                                             769         26,607
UIL Holdings Corp.                                           621         22,946
UniSource Energy Corp.                                       916         28,900
                                                                   ------------
Total Electric Utilities                                                136,252
                                                                   ------------

Electrical Equipment--1.1%
A.O. Smith Corp.                                           1,276         44,724
Advanced Battery Technologies, Inc.*                       1,222          5,743
AZZ, Inc.*                                                   452         12,814
BTU International, Inc.*                                      90          1,199
Coleman Cable, Inc.*                                         874          8,259
Encore Wire Corp.                                          1,118         17,799
Franklin Electric Co., Inc.                                  512         19,594
Harbin Electric, Inc.*                                       525         13,619
II-VI, Inc.*                                                 600         18,330
LSI Industries Inc.                                          524          9,537
Powell Industries, Inc.*                                      90          3,966
Superior Essex, Inc.*                                      1,086         26,064
                                                                   ------------
Total Electrical Equipment                                              181,648
                                                                   ------------
Electronic Equipment & Instruments--2.5%
Checkpoint Systems, Inc.*                                  1,093         28,396
Cogent, Inc.*                                              1,546         17,238
Cognex Corp.                                                 630         12,695
CPI International, Inc.*                                     775         13,253
CTS Corp.                                                    904          8,977
Daktronics, Inc.                                             546         12,323
DTS, Inc.*                                                    48          1,227
Electro Scientific Industries, Inc.*                         447          8,873
Excel Technology, Inc.*                                      307          8,320
FARO Technologies, Inc.*                                     244          6,632
Gerber Scientific, Inc.*                                     818          8,834
Insight Enterprises, Inc.*                                 1,703         31,063
IPG Photonics Corp.*                                         494          9,875
Kemet Corp.*                                               1,236          8,195
Littelfuse, Inc.*                                            490         16,150
LoJack Corp.*                                                632         10,624
Measurement Specialties, Inc.*                               287          6,343
Methode Electronics, Inc.                                  1,236         20,320
MTS Systems Corp.                                            504         21,506
Multi-Fineline Electronix, Inc.*                              89          1,543
Newport Corp.*                                             1,126         14,402
NU Horizons Electronics Corp.*                               634          4,406
OYO Geospace Corp.*                                           87          6,556
Park Electrochemical Corp.                                   605         17,085
PC Connection, Inc.*                                         860          9,761
Rogers Corp.*                                                298         12,924
Scansource, Inc.*                                            636         20,575
Spectrum Control, Inc.*                                      321          4,943
SYNNEX Corp.*                                              1,488         29,165
Technitrol, Inc.                                           1,105         31,580

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
TTM Technologies, Inc.*                                    1,156   $     13,479
Zygo Corp.*                                                  466          5,806
                                                                   ------------
Total Electronic Equipment & Instruments                                423,069
                                                                   ------------
Energy Equipment & Services--4.3%
Allis-Chalmers Energy, Inc.*                               1,630         24,043
Basic Energy Services, Inc.*                               2,391         52,482
Bolt Technology Corp.*                                       154          5,849
Bronco Drilling Co., Inc.*                                 1,652         24,532
Cal Dive International, Inc.*                              4,253         56,309
CARBO Ceramics, Inc.                                         694         25,817
Dawson Geophysical Co.*                                      204         14,578
ENGlobal Corp.*                                              250          2,840
Grey Wolf, Inc.*                                          18,444         98,306
Gulf Island Fabrication, Inc.                                410         13,001
Gulfmark Offshore, Inc.*                                   1,146         53,620
Hornbeck Offshore Services, Inc.*                          1,029         46,254
Lufkin Industries, Inc.                                      678         38,843
Matrix Service Co.*                                          430          9,383
Mitcham Industries, Inc.*                                    276          5,675
NATCO Group, Inc. Class A*                                   396         21,443
Natural Gas Services Group, Inc.*                            278          5,452
Newpark Resources*                                         1,584          8,633
Parker Drilling Co.*                                       6,021         45,459
PHI, Inc.*                                                    40          1,241
Pioneer Drilling Co.*                                      2,935         34,868
RPC, Inc.                                                  3,991         46,735
Superior Well Services, Inc.*                              1,050         22,281
T-3 Energy Services, Inc.*                                   228         10,718
TGC Industries, Inc.*                                        408          3,937
Trico Marine Services, Inc.*                                 684         25,322
Union Drilling, Inc.*                                      1,239         19,539
                                                                   ------------
Total Energy Equipment & Services                                       717,160
                                                                   ------------
Food & Staples Retailing--1.1%
Andersons, Inc. (The)                                        616         27,597
Ingles Markets, Inc. Class A                                 792         20,109
Nash Finch Co.                                               112          3,951
Pantry, Inc. (The)*                                          797         20,826
Performance Food Group Co.*                                  980         26,333
Pricesmart, Inc.                                             268          8,056
Spartan Stores, Inc.                                         619         14,144
Susser Holdings Corp.*                                        50          1,025
Weis Markets, Inc.                                           648         25,881
Winn-Dixie Stores, Inc.*                                   2,144         36,169
                                                                   ------------
Total Food & Staples Retailing                                          184,091
                                                                   ------------
Food Products--1.2%
American Dairy, Inc.*                                        604          7,822
B&G Foods, Inc. Class A                                      721          7,361
Cal-Maine Foods, Inc.                                      1,226         32,526
Darling International, Inc.*                               1,712         19,791
Diamond Foods, Inc.                                          212          4,543
Farmer Bros. Co.                                              72          1,655
Green Mountain Coffee Roasters, Inc.*                        166          6,756
Imperial Sugar Co.(a)                                      1,067         20,028
J&J Snack Foods Corp.                                        485         15,171
Lance, Inc.                                                  674         13,763
Lifeway Foods, Inc.*                                         172          2,035

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Maui Land & Pineapple Co., Inc.*                             194   $      5,647
Omega Protein Corp.*                                         164          1,524
Reddy Ice Holdings, Inc.                                     216          5,467
Sanderson Farms, Inc.                                      1,016         34,319
TreeHouse Foods, Inc.*                                     1,044         24,002
                                                                   ------------
Total Food Products                                                     202,410
                                                                   ------------
Gas Utilities--0.4%
Chesapeake Utilities Corp.                                   192          6,115
EnergySouth, Inc.                                            124          7,192
Laclede Group, Inc. (The)                                    551         18,866
South Jersey Industries, Inc.                                910         32,842
                                                                   ------------
Total Gas Utilities                                                      65,015
                                                                   ------------

Health Care Equipment & Supplies--1.6%
Abaxis, Inc.*                                                174          6,240
American Medical Systems Holdings, Inc.*                   1,032         14,923
Analogic Corp.                                               120          8,126
Anika Therapeutics, Inc.*                                    194          2,817
Aspect Medical Systems, Inc.*                              1,095         15,330
Cantel Medical Corp.*                                        228          3,324
Cardiac Science Corp.*                                       276          2,233
Conmed Corp.*                                                648         14,974
CryoLife, Inc.*                                              192          1,526
Cutera, Inc.*                                                476          7,473
Cynosure, Inc. Class A*                                      178          4,710
Datascope Corp.                                              320         11,648
E-Z-Em, Inc.*                                                153          3,172
Greatbatch, Inc.*                                            263          5,257
Home Diagnostics, Inc.*                                      679          5,547
ICU Medical, Inc.*                                           264          9,507
Integra LifeSciences Holdings Corp.*                         374         15,681
IRIS International, Inc.*                                    190          3,728
Kensy Nash Corp.*                                             42          1,257
Lifecore Biomedical, Inc.*                                   314          4,537
Medical Action Industries, Inc.*                             356          7,423
Merit Medical Systems, Inc.*                                 476          6,616
Natus Medical, Inc.*                                         222          4,296
Neogen Corp.*                                                183          4,859
Neurometrix, Inc.*                                           160          1,472
OraSure Technologies, Inc.*                                  145          1,289
Osteotech, Inc.*                                             208          1,627
Palomar Medical Technologies, Inc.*                        1,086         16,637
Quidel Corp.*                                                612         11,916
Rochester Medical Corp.*                                     118          1,315
Somanetics Corp.*                                            303          7,166
SonoSite, Inc.*                                              128          4,310
Spectranetics Corp.*                                         224          3,434
SurModics, Inc.*                                              36          1,954
Symmetry Medical, Inc.*                                      482          8,401
Synovis Life Technologies, Inc.*                              64          1,251
Theragenics Corp.*                                         1,096          3,924
Thermage, Inc.                                               262          1,514
Thoratec Corp.*                                              101          1,837
TomoTherapy, Inc.*                                           388          7,589
Tutogen Medical, Inc.*                                       340          3,509
Vital Signs, Inc.*                                           313         16,000
Wright Medical Group, Inc.*                                   74          2,159

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Young Innovations, Inc.                                      281   $      6,719
Zoll Medical Corp.*                                          322          8,604
                                                                   ------------
Total Health Care Equipment & Supplies                                  277,831
                                                                   ------------
Health Care Providers & Services--3.7%
Air Methods Corp.*                                           203         10,083
Alliance Imaging, Inc.*                                    1,017          9,784
Almost Family, Inc.*                                         584         11,306
Amedisys, Inc.*                                              696         33,770
American Dental Partners, Inc.*                              409          4,102
AMN Healthcare Services, Inc.*                             1,112         19,093
Amsurg Corp.*                                                812         21,973
Animal Health International, Inc.*                           294          3,616
Apria Healthcare Group, Inc.*                              1,904         41,069
Assisted Living Concepts, Inc. Class A*                    1,012          7,590
Bio-Reference Labs, Inc.*                                    196          6,405
Capital Senior Living Corp.*                                 140          1,390
Centene Corp.*                                             1,622         44,507
Chindex International, Inc.*                                  56          1,934
Corvel Corp.*                                                432          9,945
Cross Country Healthcare, Inc.*                            1,038         14,781
Emergency Medical Services Corp. Class A*                    929         27,201
Gentiva Health Services, Inc.*                               816         15,537
Hanger Orthopedic Group, Inc.*                               739          8,136
Health Grades, Inc.*                                         327          1,946
HealthExtras, Inc.*                                          722         18,830
Healthspring, Inc.*                                        2,134         40,653
HMS Holdings Corp.*                                          205          6,808
inVentiv Health, Inc.*                                       699         21,641
Kindred Healthcare, Inc.*                                    801         20,009
Landauer, Inc.                                               195         10,111
LCA-Vision, Inc.                                           1,044         20,849
LHC Group, Inc.*                                             482         12,040
Matria Healthcare, Inc.*                                     470         11,172
Medcath Corp.*                                               416         10,217
Molina Healthcare, Inc.*                                     698         27,013
MWI Veterinary Supply, Inc.*                                 200          8,000
National Healthcare Corp.                                    444         22,955
Nighthawk Radiology Holdings, Inc.*                          320          6,736
NovaMed, Inc.*                                               704          2,992
Odyssey HealthCare, Inc.*                                    762          8,428
Providence Service Corp. (The)*                              190          5,347
Radiation Therapy Services, Inc.*                            518         16,011
RehabCare Group, Inc.*                                       210          4,738
Res-Care, Inc.*                                              834         20,983
Skilled Healthcare Group, Inc. Class A*                      108          1,580
Sun Healthcare Group, Inc.*                                  890         15,281
U.S. Physical Therapy, Inc.*                                 312          4,483
Visicu, Inc.*                                                530          6,291
                                                                   ------------
Total Health Care Providers & Services                                  617,336
                                                                   ------------
Health Care Technology--0.4%
Allscripts Healthcare Solutions, Inc.*                       494          9,593
Computer Programs & Systems, Inc.                            311          7,072
Omnicell, Inc.*                                              626         16,858
Phase Forward, Inc.*                                         390          8,483
Transcend Services, Inc.*                                    155          2,519

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Trizetto Group*                                            1,182   $     20,531
Vital Images, Inc.*                                          142          2,566
                                                                   ------------
Total Health Care Technology                                             67,622
                                                                   ------------
Hotels, Restaurants & Leisure--2.9%
AFC Enterprises, Inc.*                                     1,016         11,501
Ambassadors Group, Inc.                                      903         16,534
Benihana, Inc. Class A*                                      493          6,286
BJ's Restaurants, Inc.*                                      339          5,512
Bluegreen Corp.*                                           2,076         14,926
Bob Evans Farms, Inc.                                      1,081         29,111
Buffalo Wild Wings, Inc.*                                    352          8,173
California Pizza Kitchen, Inc.*                              475          7,396
Carrols Restaurant Group, Inc.*                              714          6,840
CBRL Group, Inc.                                           1,120         36,277
CEC Entertainment, Inc.*                                   1,207         31,334
Century Casinos, Inc.*                                       324          2,087
Churchill Downs, Inc.                                        134          7,232
CKE Restaurants, Inc.                                      1,518         20,038
Denny's Corp.*                                             2,393          8,974
Domino's Pizza, Inc.*                                      1,801         23,827
Dover Downs Gaming & Entertainment, Inc.                   1,222         13,748
Dover Motorsports, Inc.                                      198          1,297
Einstein Noah Restaurant Group, Inc.*                        236          4,283
Famous Dave's Of America, Inc.*                              230          3,119
IHOP Corp.                                                   285         10,425
Interstate Hotels & Resorts, Inc.*                           736          2,915
Jamba, Inc.*                                               1,390          5,143
Landry's Restaurants, Inc.                                   830         16,351
Luby's, Inc.*                                                538          5,466
Marcus Corp.                                                 628          9,703
McCormick & Schmick's Seafood
  Restaurants, Inc.*                                         498          5,941
Monarch Casino & Resort, Inc.*                               500         12,040
Morton's Restaurant Group, Inc.*                             529          4,936
O'Charleys, Inc.                                             337          5,048
Papa John's International, Inc.*                             940         21,338
Peet's Coffee & Tea, Inc.*                                   136          3,954
PF Chang's China Bistro, Inc.*                               660         15,074
Premier Exhibitions, Inc.*                                   529          5,787
Red Robin Gourmet Burgers, Inc.*                             384         12,284
Rick's Cabaret International, Inc.*                          182          4,899
Ruby Tuesday, Inc.                                         3,476         33,891
Ruth's Chris Steak House*                                    695          6,213
Shuffle Master, Inc.*                                        322          3,861
Silverleaf Resorts, Inc.*                                  3,096         12,848
Steak N Shake Co. (The)*                                     800          8,720
Texas Roadhouse, Inc. Class A*                             1,590         17,585
Town Sports International Holdings, Inc.*                    714          6,826
VCG Holding Corp.*                                           130          1,763
                                                                   ------------
Total Hotels, Restaurants & Leisure                                     491,506
                                                                   ------------
Household Durables--1.7%
Avatar Holdings, Inc.*(a)                                  1,817         75,988
Blyth, Inc.                                                1,629         35,740
Brookfield Homes Corp.(a)                                  3,034         47,937
Cavco Industries, Inc.*                                       99          3,350
Champion Enterprises, Inc.*                                  923          8,695
CSS Industries, Inc.                                         340         12,478
Ethan Allen Interiors, Inc.                                1,366         38,931
Furniture Brands International, Inc.                          69            694
Hooker Furniture Corp.                                       408          8,201

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Kimball International, Inc. Class B                          870   $     11,919
Lifetime Brands, Inc.                                        506          6,568
National Presto Industries, Inc.                             291         15,324
Russ Berrie & Co., Inc.*                                     554          9,063
Skyline Corp.                                                 38          1,115
Stanley Furniture Co., Inc.                                  281          3,372
Syntax-Brillian Corp.*                                     2,046          6,302
Universal Electronics, Inc.*                                 266          8,895
                                                                   ------------
Total Household Durables                                                294,572
                                                                   ------------
Household Products--0.3%
Central Garden and Pet Co. Class A*                        3,131         16,783
Oil-Dri Corp. of America                                     594         13,032
WD-40 Co.                                                    399         15,150
                                                                   ------------
Total Household Products                                                 44,965
                                                                   ------------
Industrial Conglomerates--0.2%
Raven Industries, Inc.                                       392         15,048
Standex International Corp.                                  406          7,085
Tredegar Corp.                                               333          5,355
                                                                   ------------
Total Industrial Conglomerates                                           27,488
                                                                   ------------
Insurance--5.9%
21st Century Holding Co.                                   1,651         22,173
Affirmative Insurance Holdings, Inc.                          94            976
American Equity Investment Life
  Holding Co., Inc.                                        3,349         27,763
American Physicians Capital, Inc.                            618         25,622
Amerisafe, Inc.*                                           1,383         21,450
Amtrust Financial Services, Inc.                           3,171         43,665
Baldwin & Lyons, Inc. Class B                                798         21,913
Citizens, Inc.*                                              959          5,303
CNA Surety Corp.*                                          2,285         45,220
Darwin Professional Underwriters, Inc.*                      593         14,333
Donegal Group, Inc. Class A                                1,123         19,282
Eastern Insurance Holdings, Inc.                             425          6,996
ehealth, Inc.*                                               328         10,532
EMC Insurance Group, Inc.                                    954         22,581
Employers Holdings, Inc.                                   5,287         88,345
FBL Financial Group, Inc. Class A                          1,318         45,511
First Mercury Financial Corp.*                               805         19,642
Fpic Insurance Group, Inc.*                                  432         18,567
Hallmark Financial Services, Inc.*                           821         13,021
Harleysville Group, Inc.                                   1,359         48,081
Horace Mann Educators Corp.                                2,308         43,714
Independence Holding Co.                                     577          7,299
Infinity Property & Casualty Corp.                           975         35,227
Kansas City Life Insurance Co.                               375         16,346
LandAmerica Financial Group, Inc.                            270          9,032
Life Partners Holdings, Inc.                                 170          4,709
Meadowbrook Insurance Group, Inc.*                         1,416         13,325
National Interstate Corp.                                    666         22,045
National Western Life Insurance Co. Class A                  187         38,778
Navigators Group, Inc.*                                      764         49,660
NYMAGIC, Inc.                                                654         15,127
Presidential Life Corp.                                    1,521         26,633
Procentury Corp.                                             847         13,001
Safety Insurance Group, Inc.                               1,279         46,837
SCPIE Holdings, Inc.*                                        295          8,104
SeaBright Insurance Holdings, Inc.*                        1,251         18,865

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Tower Group, Inc.                                            738   $     24,649
United Fire & Casualty Co.                                 1,800         52,362
Universal Insurance Holdings, Inc.                         2,865         21,230
                                                                   ------------
Total Insurance                                                         987,919
                                                                   ------------
Internet & Catalog Retail--0.8%
1-800-FLOWERS.COM, Inc. Class A*                             892          7,787
FTD Group, Inc.                                            1,298         16,718
Gaiam, Inc. Class A*                                         180          5,342
NutriSystem, Inc.*                                         2,260         60,975
PC Mall, Inc.*                                               492          4,581
PetMed Express, Inc.*                                        641          7,756
Shutterfly, Inc.*                                            100          2,562
Stamps.com, Inc.*                                            514          6,261
Systemax, Inc.*                                            1,317         26,761
                                                                   ------------
Total Internet & Catalog Retail                                         138,743
                                                                   ------------
Internet Software & Services--1.1%
AsiaInfo Holdings, Inc.*                                     536          5,896
Bankrate, Inc.*                                              276         13,273
CMGI, Inc.*                                                1,035         13,548
comScore, Inc.*                                              142          4,633
CyberSource Corp.*                                           470          8,352
DivX, Inc.*                                                  376          5,264
Greenfield Online, Inc.*                                     394          5,756
Imergent, Inc.                                               976         10,336
Knot, Inc. (The)*                                            898         14,314
Liquidity Services Inc.*                                     436          5,624
LivePerson Inc.*                                             466          2,488
LoopNet Inc.*                                                674          9,470
Marchex, Inc., Class B                                       172          1,868
NIC, Inc.                                                    731          6,170
Perficient, Inc.*                                            434          6,831
SonicWALL, Inc.*                                             286          3,066
TechTarget, Inc.*                                            270          3,991
TheStreet.com, Inc.                                        1,231         19,598
Travelzoo, Inc.*                                             432          5,910
United Online, Inc.                                        1,882         22,245
Vignette Corp.*                                              530          7,743
Vocus, Inc.                                                   50          1,727
Websense, Inc.*                                              672         11,411
Website Pros, Inc.*                                          286          3,320
                                                                   ------------
Total Internet Software & Services                                      192,834
                                                                   ------------
IT Services--1.6%
Acxiom Corp.                                               1,166         13,677
Broadridge Financial Solutions, Inc.                       4,336         97,255
Cass Information Systems, Inc.                               229          7,651
Ciber, Inc.*                                               2,067         12,629
CSG Systems International, Inc.*                           1,806         26,584
ExlService Holdings, Inc.*                                   488         11,263
Forrester Research, Inc.*                                    238          6,669
Global Cash Access Holdings, Inc.*                         4,071         24,670
iGATE Corp.*                                               1,013          8,580
infoUSA, Inc.                                              2,349         20,977
Integral Systems, Inc.                                       118          2,745
NCI, Inc. Class A*                                           337          5,766
Ness Technologies, Inc.*                                   1,213         11,196
Rainmaker Systems, Inc.*                                     180          1,163

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Sapient Corp.*                                               328   $      2,890
SI International, Inc.*                                      378         10,384
SYKES Enterprises, Inc.*                                     667         12,006
                                                                   ------------
Total IT Services                                                       276,105
                                                                   ------------
Leisure Equipment & Products--0.7%
Arctic Cat, Inc.                                             634          7,570
Jakks Pacific, Inc.*                                       1,566         36,973
Marine Products Corp.                                      1,090          7,641
MarineMax, Inc.*(a)                                          557          8,634
Pool Corp.                                                 1,786         35,416
RC2 Corp.*                                                   528         14,821
Smith & Wesson Holding Corp.*                                897          5,472
Steinway Musical Instruments*                                160          4,411
Sturm Ruger & Co., Inc.*                                     230          1,904
                                                                   ------------
Total Leisure Equipment & Products                                      122,842
                                                                   ------------
Life Sciences Tools & Services--0.3%
Accelrys, Inc.*                                              170          1,280
Albany Molecular Research, Inc.*                             344          4,947
Bruker BioSciences Corp.*                                  1,466         19,497
eResearch Technology, Inc.*                                  524          6,194
Kendle International, Inc.*                                   90          4,403
Medtox Scientific, Inc.*                                     180          3,253
PharmaNet Development Group, Inc.*                           222          8,704
                                                                   ------------
Total Life Sciences Tools & Services                                     48,278
                                                                   ------------
Machinery--4.0%
Accuride Corp.*                                            1,153          9,063
Alamo Group, Inc.                                            275          4,983
Altra Holdings, Inc.*                                        276          4,590
American Railcar Industries, Inc.                            858         16,517
Ampco-Pittsburgh Corp.                                       565         21,543
Astec Industries, Inc.*                                      692         25,735
ASV, Inc.*                                                   483          6,690
Axsys Technologies, Inc.*                                    150          5,498
Badger Meter, Inc.                                           208          9,350
Blount International, Inc.*                                1,549         19,068
Cascade Corp.                                                466         21,650
Chart Industries, Inc.*                                      626         19,343
China Fire & Security Group, Inc.*                           338          4,353
CIRCOR International, Inc.                                   449         20,816
Columbus McKinnon Corp.*                                     630         20,551
Commercial Vehicle Group, Inc.*                              427          6,192
Dynamic Materials Corp.                                      190         11,191
Eastern Co. (The)                                            376          6,896
EnPro Industries, Inc.*                                    1,501         46,007
ESCO Technologies, Inc.*                                     482         19,251
Federal Signal Corp.                                       1,546         17,346
Flanders Corp.*                                               95            534
Flow International Corp.*                                    134          1,249
Force Protection, Inc.*                                    2,454         11,485
Freightcar America, Inc.                                   1,170         40,950
Gehl Co.*                                                    766         12,287
Gorman-Rupp Co. (The)                                        397         12,386
Graham Corp.                                                  78          4,087
Greenbrier Cos., Inc.(a)                                     514         11,442
Hardinge, Inc.                                               639         10,722
Hurco Cos., Inc.*                                            242         10,563

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Kadant, Inc.*                                                384   $     11,393
Key Technology, Inc.*                                         68          2,346
K-Tron International, Inc.*                                   85         10,136
L.S. Starrett Co. (The) Class A                              185          3,128
LB Foster Co. Class A*                                       302         15,622
Lindsay Corp.                                                149         10,533
Lydall, Inc.*                                                444          4,671
Met-Pro Corp.                                                366          4,421
Miller Industries, Inc.*                                     873         11,951
Mueller Industries, Inc.                                   1,500         43,485
NACCO Industries, Inc. Class A                               415         41,371
RBC Bearings, Inc.*                                          466         20,252
Sun Hydraulics Corp.                                         363          9,158
Tennant Co.                                                  403         17,849
Trimas Corp.*                                                442          4,681
Twin Disc, Inc.                                              194         13,729
Wabash National Corp.                                      1,233          9,482
Xerium Technologies, Inc.                                  1,903          9,896
                                                                   ------------
Total Machinery                                                         676,442
                                                                   ------------
Marine--0.3%
American Commercial Lines, Inc.*                           1,476         23,970
Horizon Lines, Inc. Class A                                  722         13,458
International Shipholding Corp.*                             221          4,818
Star Bulk Carriers Corp.*                                     94          1,208
                                                                   ------------
Total Marine                                                             43,454
                                                                   ------------
Media--1.9%
Arbitron, Inc.                                               524         21,783
Citadel Broadcasting Corp.                                 5,478         11,285
Courier Corp.                                                391         12,907
DG FastChannel, Inc.*                                        250          6,410
Entercom Communications Corp. Class A                        523          7,160
Entravision Communications Corp.*                          1,275          9,983
Fisher Communications, Inc.*                                  66          2,505
Harris Interactive, Inc.*                                  1,024          4,362
Journal Communications, Inc. Class A                       2,774         24,800
Lee Enterprises, Inc.                                      2,921         42,793
Lin TV Corp. Class A*                                        470          5,720
McClatchy Co. Class A                                      5,372         67,256
Media General, Inc. Class A                                  862         18,318
New Frontier Media, Inc.                                     928          5,104
Playboy Enterprises, Inc. Class B*                           401          3,657
Rentrak Corp.*                                               180          2,597
Salem Communications Holding Corp. Class A                   523          3,447
Sinclair Broadcast Group, Inc. Class A                     1,185          9,729
Valassis Communications, Inc.*                             1,803         21,077
Value Line, Inc.                                             292         11,756
Westwood One, Inc.                                         7,973         15,866
World Wrestling Entertainment, Inc. Class A                  691         10,199
                                                                   ------------
Total Media                                                             318,714
                                                                   ------------
Metals & Mining--0.9%
A.M. Castle & Co.                                          1,000         27,190
Brush Engineered Materials, Inc.*                            836         30,949
China Precision Steel, Inc.*                                 710          4,331
Claymont Steel Holdings, Inc.*                                68          1,588
Haynes International, Inc.*                                  367         25,507
Mesabi Trust                                                 360          7,398

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
NN, Inc.                                                     155   $      1,460
Northwest Pipe Co.*                                          320         12,525
Olympic Steel, Inc.                                          473         14,999
Royal Gold, Inc.                                             356         10,865
Synalloy Corp.                                               328          5,638
Universal Stainless & Alloy*                                 402         14,299
                                                                   ------------
Total Metals & Mining                                                   156,749
                                                                   ------------
Multiline Retail--0.5%
99 Cents Only Stores*                                        358          2,850
Bon-Ton Stores, Inc. (The)                                 1,394         13,229
Fred's, Inc.                                               1,299         12,509
Retail Ventures, Inc.*                                     6,815         34,688
Tuesday Morning Corp.                                      3,009         15,256
                                                                   ------------
Total Multiline Retail                                                   78,532
                                                                   ------------
Multi-Utilities--0.3%
CH Energy Group, Inc.                                        600         26,724
NorthWestern Corp.                                           864         25,488
                                                                   ------------
Total Multi-Utilities                                                    52,212
                                                                   ------------
Oil, Gas & Consumable Fuels--2.2%
Abraxas Petroleum Corp.*                                   2,516          9,712
Adams Resources & Energy, Inc.                               837         21,511
Aventine Renewable Energy Holdings, Inc.*                  1,857         23,695
Brigham Exploration Co.*                                   1,039          7,813
Callon Petroleum Co.*                                        552          9,080
Contango Oil & Gas Co.*                                       48          2,443
Delek US Holdings, Inc.                                    3,092         62,552
Enbridge Energy Management LLC*                              321         16,795
GeoMet, Inc.*                                                996          5,179
GMX Resources, Inc.*                                         152          4,907
Gulfport Energy Corp.*                                       832         15,192
Meridian Resource Corp.                                    2,408          4,358
Pacific Ethanol, Inc.*                                       134          1,100
Parallel Petroleum Corp.*                                    660         11,636
Petroleum Development Corp.*                                  92          5,440
Petroquest Energy, Inc.*                                     978         13,985
Rosette Resources, Inc.                                    1,431         28,377
US BioEnergy Corp*                                         1,689         19,778
USEC, Inc.*                                                5,539         49,851
Vaalco Energy, Inc.*                                       2,782         12,936
VeraSun Energy Corp*                                       2,164         33,066
Warren Resources, Inc.*                                      136          1,922
World Fuel Services Corp.                                  1,011         29,349
                                                                   ------------
Total Oil, Gas & Consumable Fuels                                       390,677
                                                                   ------------
Paper & Forest Products--0.3%
Buckeye Technologies, Inc.*                                1,374         17,174
Deltic Timber Corp.                                           77          3,965
Neenah Paper, Inc.                                           577         16,820
P.H. Glatfelter Co.                                           86          1,317
Wausau Paper Corp.                                         1,723         15,490
                                                                   ------------
Total Paper & Forest Products                                            54,766
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Personal Products--0.4%
Elizabeth Arden, Inc.*                                       813   $     16,545
Inter Parfums, Inc.                                          593         10,656
Mannatech, Inc.(a)                                         1,626         10,276
Prestige Brands Holdings, Inc.*                            2,046         15,304
Reliv International, Inc.                                    400          3,276
USANA Health Sciences, Inc.*(a)                              551         20,431
                                                                   ------------
Total Personal Products                                                  76,488
                                                                   ------------
Pharmaceuticals--1.1%
Alpharma, Inc. Class A*                                    1,318         26,558
Bentley Pharmaceuticals, Inc.*                               622          9,386
Bradley Pharmaceuticals, Inc.*                                44            867
Caraco Pharmaceutical Laboratories Ltd.*                   1,112         19,071
Depomed, Inc.*                                             2,504          8,163
Matrixx Initiatives, Inc.*                                   116          1,614
Medicines Co. (The)*                                         976         18,700
Obagi Medical Products, Inc.*                                366          6,694
Pain Therapeutics, Inc.*                                     652          6,911
Par Pharmaceutical Cos., Inc.*                               166          3,984
Pozen, Inc.*                                                 412          4,944
Salix Pharmaceuticals Ltd.*(a)                             1,818         14,326
Sciele Pharma, Inc.*                                       1,146         23,436
Viropharma, Inc.*                                          5,221         41,454
                                                                   ------------
Total Pharmaceuticals                                                   186,108
                                                                   ------------
Real Estate Investment Trusts--1.9%
Acadia Realty Trust                                          345          8,835
Agree Realty Corp.                                           240          7,224
American Land Lease, Inc.                                    102          2,023
Cedar Shopping Centers, Inc.                                 594          6,077
EastGroup Properties, Inc.                                   260         10,881
Extra Space Storage, Inc.                                  1,116         15,948
FelCor Lodging Trust, Inc.                                   132          2,058
Getty Realty Corp.                                           720         19,210
GMH Communities Trust                                        776          4,284
Hersha Hospitality Trust                                     314          2,983
Inland Real Estate Corp.                                   1,358         19,229
Kite Realty Group Trust                                      383          5,848
LTC Properties, Inc.                                         650         16,283
Marathon Acquisition Corp.                                   406          3,159
Medical Properties Trust, Inc.                             1,754         17,873
Mission West Properties, Inc.                                902          8,578
National Health Investors, Inc.                            1,546         43,132
Omega Healthcare Investors, Inc.                           1,670         26,803
One Liberty Properties, Inc.                                 854         15,688
Ramco-Gershenson Properties Trust                          1,242         26,541
Resource Capital Corp.                                     1,234         11,489
Saul Centers, Inc.                                           250         13,358
Sovran Self Storage, Inc.                                    408         16,360
Supertel Hospitality, Inc.                                   250          1,535
Urstadt Biddle Properties, Inc. Class A                      690         10,695
                                                                   ------------
Total Real Estate Investment Trusts                                     316,094
                                                                   ------------

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Real Estate Management & Development--0.1%
Consolidated-Tomoka Land Co.                                  65   $      4,074
Stratus Properties, Inc.*                                    102          3,462
Tejon Ranch Co.*                                              86          3,513
                                                                   ------------
Total Real Estate Management & Development                               11,049
                                                                   ------------
Road & Rail--1.3%
Arkansas Best Corp.                                        1,219         26,745
Celadon Group, Inc.*                                       1,130         10,351
Dollar Thrifty Automotive Group, Inc.*                       399          9,448
Genesee & Wyoming, Inc. Class A*                           1,131         27,336
Marten Transport Ltd.*                                       697          9,723
Old Dominion Freight Line, Inc.*                           1,649         38,108
P.A.M. Transportation Services, Inc.*                        262          4,071
Saia, Inc.*                                                  698          9,283
Universal Truckload Services, Inc.*                          586         11,228
USA Truck, Inc.*                                              93          1,432
YRC Worldwide, Inc.*                                       4,164         71,164
                                                                   ------------
Total Road & Rail                                                       218,889
                                                                   ------------
Semiconductors & Semiconductor
  Equipment--2.8%
Actel Corp.*                                                 100          1,366
Advanced Energy Industries, Inc.*                          2,367         30,960
AMIS Holdings, Inc.*                                       2,000         20,040
ANADIGICS, Inc.*                                             182          2,106
Asyst Technologies, Inc.*                                    536          1,747
ATMI, Inc.*                                                  626         20,189
Axcelis Technologies, Inc.*                                1,640          7,544
AXT, Inc.*                                                   616          3,819
Brooks Automation, Inc.*                                   1,854         24,491
Cabot Microelectronics Corp.*                                472         16,950
Ceva, Inc.*                                                  108          1,314
Cirrus Logic, Inc.*                                        1,438          7,593
Cohu, Inc.                                                   354          5,416
Credence Systems Corp.*                                    1,480          3,582
Eagle Test Systems, Inc.*                                    768          9,815
Entegris, Inc.*                                            2,746         23,698
FEI Co.*                                                     978         24,284
Integrated Silicon Solutions, Inc.*                          500          3,310
IXYS Corp.*                                                  838          6,721
Kulicke & Soffa Industries, Inc.*                          1,147          7,868
Mattson Technology, Inc.*                                  1,524         13,045
Micrel, Inc.                                               1,807         15,269
MKS Instruments, Inc.*                                     2,694         51,562
Monolithic Power Systems, Inc.*                               12            258
Netlogic Microsystems, Inc.*                                 156          5,023
Nextest Systems Corp.*                                       186          3,700
NVE Corp.*                                                   106          2,608
Omnivision Technologies, Inc.*                               620          9,703
Pericom Semiconductor Corp.*                                 288          5,386
Photronics, Inc.*                                          1,429         17,820
Power Integrations, Inc.*                                    364         12,533
Rudolph Technologies, Inc.*                                  870          9,848
Semitool, Inc.*                                              557          4,835
Semtech Corp.*                                               896         13,906
Silicon Image, Inc.*                                       4,014         18,143
Silicon Storage Technology, Inc.*                            816          2,440
Standard Microsystems Corp.*                                 354         13,831
Supertex, Inc.*                                              304          9,512
Techwell, Inc.*                                              632          6,958
Trident Microsystems, Inc.*                                2,376         15,586

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Triquint Semiconductor, Inc.*                              1,276   $      8,460
Ultra Clean Holdings*                                        637          7,771
Volterra Semiconductor Corp.*                                 92          1,015
                                                                   ------------
Total Semiconductors & Semiconductor
  Equipment                                                             472,025
                                                                   ------------
Software--1.5%
ACI Worldwide, Inc.*                                         172          3,275
Actuate Corp.*                                             1,281          9,953
American Software, Inc. Class A                              606          5,151
Ansoft Corp.*                                                416         10,754
Commvault Systems, Inc.*                                   1,425         30,181
Double-Take Software, Inc.*                                  310          6,733
Epicor Software Corp.*                                     1,042         12,275
EPIQ Systems, Inc.*                                           56            975
FalconStor Software, Inc.*                                   434          4,887
i2 Technologies, Inc.*(a)                                    730          9,198
Interactive Intelligence, Inc.*                              155          4,084
JDA Software Group, Inc.*                                    334          6,834
Manhattan Associates, Inc.*                                  498         13,127
Mentor Graphics Corp.*                                     1,780         19,188
Moldflow Corp.*                                              266          4,285
MSC.Software Corp.*                                          214          2,780
Netscout Systems, Inc.*                                      412          5,261
Opnet Technologies, Inc.*                                    348          3,153
Pegasystems, Inc.                                            342          4,080
PROS Holdings, Inc.*                                         230          4,513
QAD, Inc.                                                    206          1,924
Quality Systems, Inc.                                        590         17,989
Radiant Systems, Inc.*                                       331          5,703
Renaissance Learning, Inc.                                   256          3,584
Smith Micro Software, Inc.*                                  371          3,142
Sonic Solutions, Inc.*                                       144          1,496
SourceForge, Inc.*                                         1,286          3,151
SPSS, Inc.*                                                  368         13,215
Synchronoss Technologies, Inc.*                              318         11,270
Taleo Corp. Class A*                                          60          1,787
Tyler Technologies, Inc.*                                    512          6,600
Ultimate Software Group, Inc.*                               180          5,665
VASCO Data Security International*                           510         14,239
Wind River Systems, Inc.*                                    118          1,054
                                                                   ------------
Total Software                                                          251,506
                                                                   ------------
Specialty Retail--6.4%
A.C. Moore Arts & Crafts, Inc.*                              279          3,836
Aaron Rents, Inc.                                          2,044         39,327
America's Car-Mart, Inc.*                                    108          1,355
Asbury Automotive Group, Inc.                              1,958         29,468
Big 5 Sporting Goods Corp.                                 1,046         15,083
Books-A-Million, Inc.                                        836          9,965
Brown Shoe Co, Inc.                                        1,646         24,970
Buckle, Inc. (The)                                           898         29,634
Build-A-Bear Workshop, Inc.*                                 890         12,416
Cabela's, Inc.*                                            2,891         43,567
Cache, Inc.*                                                 234          2,186
Casual Male Retail Group, Inc.*                            3,618         18,741
Cato Corp. (The) Class A                                   1,546         24,210
Charlotte Russe Holding, Inc.*                             1,106         17,862
Charming Shoppes, Inc.*                                    8,713         47,137
Childrens Place Retail Stores, Inc. (The)*                 1,240         32,153
Christopher & Banks Corp.                                    816          9,343
Citi Trends, Inc.*                                           634          9,789

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Coldwater Creek, Inc.*                                     3,662   $     24,499
Collective Brands, Inc.*                                   3,908         67,960
Conn's, Inc.*(a)                                           1,210         20,703
CSK Auto Corp.*                                              893          4,474
Dress Barn, Inc.*                                          3,845         48,101
DSW, Inc. Class A*                                         1,688         31,667
Finish Line (The) Class A                                  1,967          4,760
Genesco, Inc.*                                               854         32,281
Group 1 Automotive, Inc.                                   1,384         32,870
Gymboree Corp.*                                            1,170         35,638
Haverty Furniture Cos., Inc.                                 148          1,331
Hibbett Sports, Inc.*                                        874         17,463
HOT Topic, Inc.*                                             922          5,366
Jo-Ann Stores, Inc.*                                         178          2,328
JOS A Bank Clothiers, Inc.*(a)                               908         25,833
Lithia Motors, Inc. Class A                                1,320         18,124
Midas, Inc.*                                                 278          4,075
Monro Muffler, Inc.                                          564         10,992
Mothers Work, Inc.*                                          131          2,279
New York & Co., Inc.*                                      2,555         16,301
Rent-A-Center, Inc.*                                       5,611         81,473
Rex Stores Corp.*                                            259          4,084
Select Comfort Corp.*                                      2,223         15,583
Shoe Carnival, Inc.*                                         906         12,784
Sonic Automotive, Inc. Class A                             2,816         54,518
Stage Stores, Inc.                                         1,840         27,232
Stein Mart, Inc.                                           3,255         15,429
Syms Corp.                                                   138          2,084
Talbots, Inc.                                                 96          1,135
Tween Brands, Inc.*                                        1,230         32,570
West Marine, Inc.*                                            92            826
Wet Seal, Inc. (The) Class A*                              2,432          5,667
Zale Corp.*                                                1,734         27,848
Zumiez, Inc.*                                                410          9,988
                                                                   ------------
Total Specialty Retail                                                1,069,308
                                                                   ------------
Textiles, Apparel & Luxury Goods--1.8%
American Apparel, Inc.*                                       88          1,320
Cherokee, Inc.                                               535         17,264
G-III Apparel Group Ltd.*                                    573          8,463
Hartmarx Corp.*                                               49            167
Heelys, Inc.*                                              3,242         22,564
Kenneth Cole Productions, Inc. Class A                       481          8,413
K-Swiss, Inc. Class A                                      1,349         24,417
Maidenform Brands, Inc.*                                   1,194         16,155
Movado Group, Inc.                                           901         22,786
Oxford Industries, Inc.                                      902         23,245
Perry Ellis International, Inc.*                             884         13,596
Skechers U.S.A., Inc. Class A*                             1,853         36,152
Steven Madden Ltd.*                                          914         18,280
Timberland Co. Class A*                                    1,598         28,892
True Religion Apparel, Inc.*                                 672         14,347
UniFirst Corp.                                               599         22,762
Volcom, Inc.*                                                665         14,650
Weyco Group, Inc.                                            421         11,578
                                                                   ------------
Total Textiles, Apparel & Luxury Goods                                  305,051
                                                                   ------------
Thrifts & Mortgage Finance--3.5%
Anchor Bancorp Wisconsin, Inc.                               743         17,475
Bank Mutual Corp.                                            848          8,963
BankUnited Financial Corp. Class A                         5,796         39,992

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                                288   $      7,488
Brookline Bancorp, Inc.                                      978          9,936
City Bank                                                    986         22,106
Clifton Savings Bancorp, Inc.                                128          1,254
Corus Bankshares, Inc.                                     7,668         81,819
Dime Community Bancshares, Inc.                              859         10,969
Federal Agricultural Mortgage Corp. Class C                  435         11,449
First Busey Corp.(a)                                         830         16,484
First Financial Holdings, Inc.                               454         12,449
First Place Financial Corp.                                  864         12,087
FirstFed Financial Corp.*(a)                               1,730         61,970
Flushing Financial Corp.                                     651         10,449
Franklin Bank Corp.*                                       2,082          8,973
Imperial Capital Bancorp, Inc.                               584         10,687
Kearny Financial Corp.                                       102          1,215
KNBT Bancorp, Inc.                                           501          7,725
Ocwen Financial Corp.*                                     5,319         29,467
Oritani Financial Corp.*                                     477          5,867
PFF Bancorp, Inc.(a)                                       1,074         12,931
PMI Group, Inc. (The)                                      7,668        101,832
Provident Financial Services, Inc.                         1,454         20,967
Provident New York Bancorp                                   842         10,879
Rockville Financial, Inc.                                    279          3,404
Roma Financial Corp.                                         236          3,703
TierOne Corp.                                                719         15,926
Triad Guaranty, Inc.*(a)                                     446          4,371
TrustCo Bank Corp.(a)                                      1,858         18,431
United Community Financial Corp.                           1,562          8,622
Viewpoint Financial Group                                    166          2,744
Wauwatosa Holdings, Inc.*                                    143          1,833
Westfield Financial Inc                                      392          3,802
WSFS Financial Corp.                                         267         13,403
                                                                   ------------
Total Thrifts & Mortgage Finance                                        611,672
                                                                   ------------
Trading Companies & Distributors--1.4%
Aceto Corp.                                                  631          5,048
Beacon Roofing Supply, Inc.*                               1,547         13,026
Electro Rent Corp.                                           747         11,093
H&E Equipment Services, Inc.*                              1,969         37,176
Houston Wire & Cable Co.                                   1,088         15,384
Interline Brands, Inc.*                                    1,017         22,282
Kaman Corp.                                                  612         22,528
Lawson Products, Inc.                                        124          4,702
Nuco2, Inc.*                                                 178          4,432
Rush Enterprises, Inc. Class A*                            1,751         31,833
TAL International Group, Inc.                              1,113         25,343
Watsco, Inc.                                                 998         36,686
                                                                   ------------
Total Trading Companies & Distributors                                  229,533
                                                                   ------------
Transportation Infrastructure--0.0%
CAI International, Inc.*                                     539          5,670
                                                                   ------------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree SmallCap Earnings Fund
December 31, 2007
================================================================================
Investments                                               Shares          Value
--------------------------------------------------------------------------------
Water Utilities--0.3%
American States Water Co.                                    334   $     12,585
California Water Service Group.                              384         14,215
Middlesex Water Co.                                          306          5,799
SJW Corp.                                                    310         10,748
Southwest Water Co.                                          344          4,307
                                                                   ------------
Total Water Utilities                                                    47,654
                                                                   ------------
Wireless Telecommunication Services--0.4%
Centennial Communications Corp.*                             634          5,890
Syniverse Holdings, Inc.*                                  3,046         47,456
USA Mobility, Inc.*                                        1,623         23,209
                                                                   ------------
Total Wireless Telecommunication Services                                76,555
                                                                   ------------
TOTAL COMMON STOCKS
(Cost: $18,626,942)                                                  16,716,784
                                                                   ============

INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED--3.7%
MONEY MARKET FUND(b)--3.7%
UBS Private Money Market Fund LLC, 4.78%
(Cost: $625,911)(c)                                      625,911        625,911
                                                                   ============

TOTAL INVESTMENTS IN SECURITIES--103.1%
(Cost: $19,252,853)(d)                                               17,342,695

Liabilities in Excess of Cash and Other
  Assets--(3.1)%                                                       (529,911)
                                                                   ------------

NET ASSETS--100.0%                                                 $ 16,812,784
                                                                   ============

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $513,124 and the total market value of the collateral held by the Fund was $625,911.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree SmallCap Earnings Fund

Industry Breakdown+ as of 12/31/07


Banks                                                     15.5%
Capital Goods                                              8.7%
Retailing                                                  7.9%
Energy                                                     6.6%
Insurance                                                  5.9%
Health Care Equipment & Services                           5.7%
Commercial Services & Supplies                             5.6%
Technology Hardware & Equipment                            4.6%
Diversified Financials                                     4.4%
Software & Services                                        4.3%
Consumer Durables & Apparel                                4.2%
Consumer Services                                          3.8%
Transportation                                             3.7%
Materials                                                  3.2%
Semiconductors & Semiconductor Equipment                   2.8%
Real Estate                                                1.9%
Media                                                      1.8%
Utilities                                                  1.8%
Pharmaceuticals, Biotechnology & Life Sciences             1.7%
Food, Beverage & Tobacco                                   1.5%
Telecommunication Services                                 1.1%
Food & Staples Retailing                                   1.1%
Automobiles & Components                                   0.9%
Household & Personal Products                              0.7%
Other                                                      0.6%


+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Earnings Top 100 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
Aerospace & Defense--1.5%
Boeing Co. (The)                                             1,227   $   107,313
Lockheed Martin Corp.                                        1,065       112,102
                                                                     -----------
Total Aerospace & Defense                                                219,415
                                                                     -----------
Air Freight & Logistics--0.7%
FedEx Corp.                                                  1,209       107,807
                                                                     -----------
Automobiles--1.0%
Harley-Davidson, Inc.                                        3,154       147,323
                                                                     -----------
Capital Markets--10.0%
Bear Stearns & Co., Inc. (The)                               2,988       263,691
Goldman Sachs Group, Inc.                                    1,058       227,523
Legg Mason, Inc.                                             1,725       126,184
Lehman Brothers Holdings, Inc.                               3,622       237,024
Morgan Stanley                                               5,097       270,702
TD Ameritrade Holding Corp.*                                18,943       379,996
                                                                     -----------
Total Capital Markets                                                  1,505,120
                                                                     -----------
Chemicals--3.4%
Dow Chemical Co. (The)                                       3,519       138,719
E.I. Du Pont de Nemours & Co.                                2,904       128,037
PPG Industries, Inc.                                         1,980       139,055
Rohm & Haas Co.                                              1,967       104,389
                                                                     -----------
Total Chemicals                                                          510,200
                                                                     -----------
Commercial Banks--9.5%
BB&T Corp.                                                   4,312       132,249
Fifth Third Bancorp                                          4,837       121,554
KeyCorp                                                      8,647       202,772
National City Corp.                                          6,804       111,994
PNC Financial Services Group, Inc. (The)                     1,707       112,065
Regions Financial Corp.                                      6,691       158,242
SunTrust Banks, Inc.                                         2,217       138,540
U.S. Bancorp                                                 4,429       140,576
Wachovia Corp.                                               4,665       177,410
Wells Fargo & Co.                                            4,700       141,893
                                                                     -----------
Total Commercial Banks                                                 1,437,295
                                                                     -----------
Commercial Services & Supplies--0.7%
Waste Management, Inc.                                       3,210       104,871
                                                                     -----------
Computers & Peripherals--0.8%
International Business Machines Corp.                        1,090       117,829
                                                                     -----------
Consumer Finance--1.4%
Capital One Financial Corp.                                  4,477       211,583
                                                                     -----------
Diversified Financials--4.3%
Bank of America Corp.                                        3,914       161,492
Citigroup, Inc.                                              6,119       180,143
JPMorgan Chase & Co.                                         4,230       184,640
Moody's Corp.                                                3,483       124,343
                                                                     -----------
Total Diversified Financials                                             650,618
                                                                     -----------
Diversified Telecommunication Services--2.6%
Qwest Communications International, Inc.                    55,384       388,242
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Earnings Top 100 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Electric Utilities--3.7%
Duke Energy Corp.                                            6,135   $   123,743
Edison International                                         2,017       107,647
Exelon Corp.                                                 1,338       109,234
FirstEnergy Corp.                                            1,446       104,604
Progress Energy, Inc.                                        2,233       108,144
                                                                     -----------
Total Electric Utilities                                                 553,372
                                                                     -----------
Energy Equipment & Services--0.9%
Halliburton Co.                                              3,636       137,841
                                                                     -----------
Food & Staples Retailing--0.8%
Wal-Mart Stores, Inc.                                        2,391       113,644
                                                                     -----------
Food Products--0.9%
Archer-Daniels-Midland Co.                                   2,806       130,283
                                                                     -----------
Health Care Providers & Services--3.1%
Aetna, Inc.                                                  1,924       111,073
Cigna Corp.                                                  2,475       132,982
UnitedHealth Group, Inc.                                     1,911       111,220
WellPoint, Inc.*                                             1,369       120,102
                                                                     -----------
Total Health Care Providers & Services                                   475,377
                                                                     -----------
Household Durables--0.8%
Fortune Brands, Inc.                                         1,674       121,131
                                                                     -----------
Household Products--0.7%
Kimberly-Clark Corp.                                         1,602       111,083
                                                                     -----------
Insurance--13.8%
Allstate Corp. (The)                                         5,251       274,260
American International Group, Inc.                           3,096       180,497
Berkshire Hathaway, Inc. Class B*                               32       151,552
Chubb Corp. (The)                                            3,964       216,355
Genworth Financial, Inc. Class A                             8,389       213,500
Hartford Financial Services Group, Inc.                      2,100       183,099
Lincoln National Corp.                                       2,641       153,759
Loews Corp.                                                  2,989       150,466
Metlife, Inc.                                                2,306       142,096
Progressive Corp. (The)                                      9,624       184,396
Travelers Cos., Inc. (The)                                   4,358       234,460
                                                                     -----------
Total Insurance                                                        2,084,440
                                                                     -----------
IT Services--0.8%
Electronic Data Systems Corp.                                6,055       125,520
                                                                     -----------
Machinery--4.3%
Caterpillar, Inc.                                            1,964       142,508
Cummins, Inc.                                                  945       120,365
Eaton Corp.                                                  1,526       147,945
Paccar, Inc.                                                 2,373       129,281
Parker Hannifin Corp.                                        1,494       112,513
                                                                     -----------
Total Machinery                                                          652,612
                                                                     -----------
Media--2.3%
CBS Corp. Class B                                            4,773       130,065
McGraw-Hill Cos., Inc. (The)                                 2,487       108,955
Walt Disney Co. (The)                                        3,501       113,012
                                                                     -----------
Total Media                                                              352,032
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Earnings Top 100 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Metals & Mining--6.0%
Alcoa, Inc.                                                  3,467   $   126,719
Allegheny Technologies, Inc.                                 1,623       140,227
Freeport-McMoRan Copper & Gold, Inc.                         1,271       130,201
Nucor Corp.                                                  2,659       157,466
Southern Copper Corp.                                        1,368       143,818
United States Steel Corp.                                    1,722       208,207
                                                                     -----------
Total Metals & Mining                                                    906,638
                                                                     -----------
Multiline Retail--2.7%
Kohl's Corp.*                                                2,913       133,415
Macy's, Inc.                                                 4,785       123,788
Sears Holdings Corp.*                                        1,476       150,626
                                                                     -----------
Total Multiline Retail                                                   407,829
                                                                     -----------
Multi-Utilities--0.7%
Consolidated Edison, Inc.                                    2,254       110,108
                                                                     -----------
Office Electronics--0.8%
Xerox Corp.                                                  7,256       117,475
                                                                     -----------
Oil, Gas & Consumable Fuels--11.0%
Apache Corp.                                                 1,096       117,864
Chesapeake Energy Corp.                                      3,560       139,552
Chevron Corp.                                                1,711       159,688
ConocoPhillips                                               1,834       161,942
Devon Energy Corp.                                           1,416       125,897
Exxon Mobil Corp.                                            1,547       144,938
Hess Corp.                                                   1,408       142,011
Marathon Oil Corp.                                           3,245       197,491
Occidental Petroleum Corp.                                   1,555       119,719
Valero Energy Corp.                                          3,390       237,401
XTO Energy, Inc.                                             2,347       120,542
                                                                     -----------
Total Oil, Gas & Consumable Fuels                                      1,667,045
                                                                     -----------
Pharmaceuticals--0.7%
Wyeth                                                        2,555       112,905
                                                                     -----------
Real Estate Investment Trusts--1.9%
Boston Properties, Inc.                                      1,687       154,883
ProLogis                                                     1,968       124,732
                                                                     -----------
Total Real Estate Investment Trusts                                      279,615
                                                                     -----------
Road & Rail--2.3%
Burlington Northern Santa Fe Corp.                           1,343       111,778
CSX Corp.                                                    2,548       112,061
Norfolk Southern Corp.                                       2,403       121,207
                                                                     -----------
Total Road & Rail                                                        345,046
                                                                     -----------
Semiconductors & Semiconductor
  Equipment--0.8%
Applied Materials, Inc.                                      6,558       116,470
                                                                     -----------
Specialty Retail--2.8%
Best Buy Co., Inc.                                           2,151       113,250
Home Depot, Inc.                                             6,174       166,328
Lowe's Cos., Inc.                                            6,557       148,319
                                                                     -----------
Total Specialty Retail                                                   427,897
                                                                     -----------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Earnings Top 100 Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.5%
Washington Mutual, Inc.                                     17,034   $   231,833
                                                                     ===========

TOTAL INVESTMENTS IN SECURITIES--99.2%
(Cost: $15,952,755)(a)                                                14,980,499

Cash and Other Assets in Excess of
  Liabilities--0.8%                                                      122,284
                                                                     -----------

NET ASSETS--100.0%                                                   $15,102,783
                                                                     ===========

*     Non-income producing security.
(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

WisdomTree Earnings Top 100 Fund

Industry Breakdown+ as of 12/31/07


Diversified Financials                                    15.7%
Insurance                                                 13.8%
Energy                                                    11.9%
Banks                                                     11.1%
Materials                                                  9.4%
Capital Goods                                              5.8%
Retailing                                                  5.5%
Utilities                                                  4.4%
Health Care Equipment & Services                           3.1%
Transportation                                             3.0%
Telecommunication Services                                 2.6%
Media                                                      2.3%
Real Estate                                                1.8%
Technology Hardware & Equipment                            1.6%
Automobiles & Components                                   1.0%
Food, Beverage & Tobacco                                   0.9%
Software & Services                                        0.8%
Consumer Durables & Apparel                                0.8%
Semiconductors & Semiconductor Equipment                   0.8%
Food & Staples Retailing                                   0.8%
Pharmaceuticals, Biotechnology & Life Sciences             0.7%
Household & Personal Products                              0.7%
Commercial Services & Supplies                             0.7%
Other                                                      0.8%



+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)
WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
Aerospace & Defense--0.0%
Ceradyne, Inc.*                                                158   $     7,415
                                                                     -----------
Air Freight & Logistics--0.1%
ABX Holdings, Inc.*                                          1,137         4,753
Atlas Air Worldwide Holdings, Inc.*                             93         5,042
Pacer International, Inc.                                      204         2,978
Park-Ohio Holdings Corp.*                                       55         1,381
                                                                     -----------
Total Air Freight & Logistics                                             14,154
                                                                     -----------
Airlines--0.6%
Alaska Air Group, Inc.*                                        255         6,378
AMR Corp.*                                                   1,606        22,532
Continental Airlines, Inc. Class B*                            986        21,939
Pinnacle Airlines Corp.*                                       209         3,187
Republic Airways Holdings, Inc.*                               226         4,427
Skywest, Inc.                                                  292         7,840
UAL Corp*                                                      990        35,303
US Airways Group, Inc.*                                      1,300        19,123
                                                                     -----------
Total Airlines                                                           120,729
                                                                     -----------
Auto Components--0.1%
Aftermarket Technology Corp.*                                   92         2,508
Autoliv, Inc.                                                  297        15,655
Tenneco, Inc.*                                                 162         4,223
                                                                     -----------
Total Auto Components                                                     22,386
                                                                     -----------
Automobiles--0.3%
Harley-Davidson, Inc.                                        1,103        51,521
Thor Industries, Inc.                                          201         7,640
                                                                     -----------
Total Automobiles                                                         59,161
                                                                     -----------
Building Products--0.3%
American Woodmark Corp.                                         67         1,218
Gibraltar Industries, Inc.                                     143         2,205
Insteel Industries, Inc.                                       107         1,255
Lennox International, Inc.                                     269        11,142
Masco Corp.                                                  1,613        34,858
NCI Buildings Systems, Inc.*                                    98         2,821
Simpson Manufacturing Co., Inc.                                173         4,600
Universal Forest Products, Inc.                                 87         2,563
                                                                     -----------
Total Building Products                                                   60,662
                                                                     -----------
Capital Markets--7.2%
American Capital Strategies Ltd.                               837        27,588
Apollo Investment Corp.                                        522         8,900
Ares Capital Corp.                                             314         4,594
Bear Stearns & Co., Inc. (The)                                 946        83,485
E*Trade Financial Corp.*                                     4,686        16,635
Fortress Investment Group LLC, Class A                         745        11,607
Goldman Sachs Group, Inc.                                    2,641       567,946
Hercules Technology Growth Capital, Inc.                       111         1,379
Jefferies Group, Inc.                                          457        10,534
Knight Capital Group, Inc. Class A*                            402         5,789
Legg Mason, Inc.                                               490        35,844
Lehman Brothers Holdings, Inc.                               3,584       234,537
MCG Capital Corp.                                              505         5,853
Morgan Stanley                                               8,100       430,190
Patriot Capital Funding, Inc.                                  123         1,241

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc.*                                       64   $     2,964
Prospect Capital Corp.                                          93         1,214
SWS Group, Inc.                                                126         1,596
TD Ameritrade Holding Corp.*                                 6,642       133,239
TICC Capital Corp.                                             134         1,237
                                                                     -----------
Total Capital Markets                                                  1,586,372
                                                                     -----------
Chemicals--1.9%
Dow Chemical Co. (The)                                       4,141       163,239
E.I. Du Pont de Nemours & Co.                                3,437       151,537
H.B. Fuller Co.                                                217         4,872
Hercules, Inc.                                               1,049        20,298
ICO, Inc.*                                                     112         1,438
LSB Industries, Inc.*                                           87         2,455
PPG Industries, Inc.                                           669        46,984
Quaker Chemical Corp.                                           59         1,296
RPM International, Inc.                                        567        11,510
Spartech Corp.                                                 173         2,439
Valspar Corp. (The)                                            396         8,926
Westlake Chemical Corp.                                        281         5,336
                                                                     -----------
Total Chemicals                                                          420,330
                                                                     -----------
Commercial Banks--9.0%
Ameris Bancorp                                                  73         1,230
Arrow Financial Corp.                                           58         1,246
Associated Banc-Corp                                           568        15,387
BancFirst Corp.                                                 61         2,614
BancorpSouth, Inc.                                             284         6,705
Bank of Hawaii Corp.                                           216        11,046
Banner Corp.                                                    54         1,551
BB&T Corp.                                                   2,278        69,866
Capital Corp. of the West                                       61         1,185
Capitol Bancorp Ltd.                                            80         1,610
Cascade Bancorp                                                123         1,712
Cathay General Bancorp                                         233         6,172
Center Financial Corp.                                         113         1,392
Central Pacific Financial Corp.                                239         4,412
Citizens Republic Bankcorp, Inc.                               271         3,932
City Bank                                                      105         2,354
City Holding Co.                                                77         2,606
City National Corp.                                            189        11,255
Colonial BancGroup, Inc. (The)                                 775        10,494
Comerica, Inc.                                                 836        36,391
Commerce Bancshares, Inc.                                      232        10,408
Community Trust Bancorp, Inc.                                   70         1,927
Cullen/Frost Bankers, Inc.                                     207        10,487
CVB Financial Corp.                                            310         3,205
East West Bancorp, Inc.                                        297         7,196
Enterprise Financial Services Corp.                             51         1,214
Fifth Third Bancorp                                          1,991        50,034
First Bancorp                                                   61         1,152
First Bancorp (Puerto Rico)                                    320         2,333
First Citizens BancShares, Inc. Class A                         38         5,542
First Community Bancorp                                        108         4,454
First Community Bancshares, Inc.                                53         1,690
First Financial Corp.                                           48         1,360
First Merchants Corp.                                           72         1,572
First Midwest Bancorp, Inc.                                    193         5,906
First Regional Bancorp*                                         83         1,568
First South Bancorp, Inc.                                       51         1,132
First State Bancorp.                                            90         1,251
FNB Corp.                                                      242         3,557

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Frontier Financial Corp.                                       200   $     3,714
Fulton Financial Corp.                                         702         7,876
Great Southern Bancorp, Inc.                                    76         1,669
Green Bancshares, Inc.                                          49           941
Hanmi Financial Corp.                                          325         2,802
Heartland Financial USA, Inc.                                   66         1,226
Heritage Commerce Corp.                                         70         1,287
Horizon Financial Corp.                                         61         1,064
Huntington Bancshares, Inc.                                  1,364        20,133
Independent Bank Corp.                                          53         1,443
Integra Bank Corp.                                              73         1,030
International Bancshares Corp.                                 285         5,968
KeyCorp                                                      2,257        52,927
Lakeland Financial Corp.                                        61         1,275
M&T Bank Corp.                                                 462        37,685
MainSource Financial Group, Inc.                                85         1,323
Marshall & Ilsley Corp.                                      1,444        38,237
Nara Bancorp, Inc.                                             171         1,996
National Penn Bancshares, Inc.                                 203         3,073
NBT Bancorp, Inc.                                              124         2,830
Old National Bancorp                                           227         3,396
Old Second Bancorp, Inc.                                        46         1,232
Pacific Capital Bancorp                                        214         4,308
Park National Corp.                                             61         3,935
Peoples Bancorp, Inc.                                           45         1,120
Popular, Inc.                                                1,474        15,624
Preferred Bank                                                  61         1,587
Provident Bankshares Corp.                                     136         2,909
Regions Financial Corp.                                      3,357        79,393
Renasant Corp.                                                  79         1,704
Republic Bancorp, Inc. Class A                                  80         1,322
S&T Bancorp, Inc.                                               91         2,515
Sandy Spring Bancorp, Inc.                                      58         1,614
Santander BanCorp                                              206         1,784
SCBT Financial Corp.                                            36         1,140
Sierra Bancorp                                                  48         1,195
Simmons First National Corp. Class A                            52         1,378
Southwest Bancorp, Inc.                                         74         1,356
Sterling Financial Corp./PA                                    136         2,233
Sterling Financial Corp./WA                                    292         4,903
Suffolk Bancorp                                                 37         1,136
SunTrust Banks, Inc.                                         1,478        92,360
SVB Financial Group*                                           130         6,552
S.Y. Bancorp, Inc.                                              55         1,317
Synovus Financial Corp.                                      1,312        31,593
Taylor Capital Group, Inc.                                      73         1,489
TCF Financial Corp.                                            634        11,368
Trico Bancshares                                                62         1,197
Trustmark Corp.                                                238         6,036
U.S. Bancorp                                                 7,278       231,004
UCBH Holdings, Inc.                                            360         5,098
Umpqua Holdings Corp.                                          266         4,080
Union Bankshares Corp.                                          62         1,311
UnionBanCal Corp.                                              663        32,427
United Bankshares, Inc.                                        168         4,707
United Community Banks, Inc.                                   207         3,271
Univest Corp. of Pennsylvania                                   72         1,520
Virginia Commerce Bancorp*                                     119         1,396
Wachovia Corp.                                              10,439       396,995
Washington Trust Bancorp, Inc.                                  51         1,287
Webster Financial Corp.                                        223         7,129
Wells Fargo & Co.                                           14,492       437,513
WesBanco, Inc.                                                  98         2,019
West Coast Bancorp                                              81         1,499

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Whitney Holding Corp.                                          342   $     8,943
Wilmington Trust Corp.                                         331        11,651
Wilshire Bancorp, Inc.                                         188         1,476
Zions Bancorp                                                  557        26,006
                                                                     -----------
Total Commercial Banks                                                 1,964,675
                                                                     -----------
Commercial Services & Supplies--0.6%
American Reprographics Co.*                                    223         3,675
Amrep Corp.*                                                    66         2,016
COMSYS IT Partners, Inc.*                                      109         1,720
Consolidated Graphics, Inc.*                                    59         2,821
Deluxe Corp.                                                   260         8,552
Ennis, Inc.                                                    130         2,340
Heidrick & Struggles International, Inc.*                       74         2,746
Herman Miller, Inc.                                            257         8,324
ICF International, Inc.*                                        81         2,046
IKON Office Solutions, Inc.                                    502         6,536
Kelly Services, Inc. Class A                                   158         2,948
Kforce, Inc.*                                                  219         2,135
Knoll, Inc.                                                    206         3,385
Korn/Ferry International*                                      176         3,312
Manpower, Inc.                                                 381        21,680
Mobile Mini, Inc.*                                             123         2,280
Navigant Consulting, Inc.*                                     194         2,652
Pitney Bowes, Inc.                                             805        30,623
RSC Holdings, Inc.*                                            493         6,187
Schawk, Inc.                                                   108         1,676
School Specialty, Inc.*                                         74         2,557
Spherion Corp.*                                                217         1,580
Standard Parking Corp.*                                         39         1,891
TrueBlue, Inc.*                                                258         3,736
United Stationers, Inc.*                                       176         8,133
Volt Information Sciences, Inc.*                               121         2,209
                                                                     -----------
Total Commercial Services & Supplies                                     137,760
                                                                     -----------
Communications Equipment--0.1%
Arris Group, Inc.*                                             756         7,545
CommScope, Inc.*                                               251        12,352
                                                                     -----------
Total Communications Equipment                                            19,897
                                                                     -----------
Computers & Peripherals--2.6%
Immersion Corp.*                                               138         1,787
International Business Machines Corp.                        4,778       516,501
Intevac, Inc.*                                                 170         2,472
Lexmark International, Inc. Class A*                           440        15,338
Super Micro Computer, Inc.*                                    137         1,051
Western Digital Corp.*                                       1,012        30,573
                                                                     -----------
Total Computers & Peripherals                                            567,722
                                                                     -----------
Construction & Engineering--0.1%
EMCOR Group, Inc.*                                             226         5,340
Michael Baker Corp.*                                            43         1,767
Northwest Pipe Co.*                                             35         1,370
Perini Corp.*                                                   92         3,811
                                                                     -----------
Total Construction & Engineering                                          12,288
                                                                     -----------
Construction Materials--0.0%
Eagle Materials, Inc.                                          203         7,202
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Consumer Finance--1.0%
Advance America Cash Advance Centers, Inc.                     359   $     3,647
Advanta Corp. Class B                                          447         3,607
AmeriCredit Corp.*                                           1,446        18,494
Capital One Financial Corp.                                  2,592       122,499
Cash America International, Inc.                               109         3,521
Credit Acceptance Corp.*                                       163         3,369
Discover Financial Services                                  2,518        37,972
Ezcorp, Inc. Class A*                                          150         1,694
First Cash Financial Services, Inc.*                           125         1,835
First Marblehead Corp. (The)(a)                                698        10,679
Student Loan Corp. (The)                                        74         8,140
World Acceptance Corp.*                                         80         2,158
                                                                     -----------
Total Consumer Finance                                                   217,615
                                                                     -----------
Containers & Packaging--0.2%
AEP Industries, Inc.*                                           51         1,633
Crown Holdings, Inc.*                                          684        17,545
Rock-Tenn Co. Class A                                          157         3,989
Sealed Air Corp.                                               766        17,725
Sonoco Products Co.                                            358        11,699
                                                                     -----------
Total Containers & Packaging                                              52,591
                                                                     -----------
Distributors--0.0%
Core-Mark Holding Co., Inc.*                                    50         1,436
                                                                     -----------
Diversified Consumer Services--0.0%
Pre-Paid Legal Services, Inc.*                                  56         3,100
Regis Corp.                                                    173         4,837
                                                                     -----------
Total Diversified Consumer Services                                        7,937
                                                                     -----------
Diversified Financial Services--12.3%
Asset Acceptance Capital Corp.                                 130         1,353
Asta Funding, Inc.                                              75         1,983
Bank of America Corp.                                       23,223       958,180
Citigroup, Inc.                                             29,503       868,568
Financial Federal Corp.                                        124         2,764
JPMorgan Chase & Co.                                        18,970       828,041
Moody's Corp.                                                1,058        37,771
Portfolio Recovery Associates, Inc.                             63         2,499
                                                                     -----------
Total Diversified Financial Services                                   2,701,159
                                                                     -----------
Diversified Telecommunication Services--1.1%
CenturyTel, Inc.                                               432        17,911
Cincinnati Bell, Inc.*                                         970         4,608
Embarq Corp.                                                   705        34,919
Qwest Communications International, Inc.                    21,256       149,004
Windstream Corp.                                             1,871        24,360
                                                                     -----------
Total Diversified Telecommunication Services                             230,802
                                                                     -----------
Electric Utilities--0.6%
ALLETE, Inc.                                                   118         4,670
Cleco Corp.                                                    278         7,728
Duke Energy Corp.                                            4,715        95,102

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
MGE Energy, Inc.                                                81   $     2,873
Portland General Electric Co.                                  308         8,556
Westar Energy, Inc.                                            405        10,506
                                                                     -----------
Total Electric Utilities                                                 129,435
                                                                     -----------
Electrical Equipment--0.1%
A.O. Smith Corp.                                               134         4,697
Acuity Brands, Inc.                                            194         8,729
AZZ, Inc.*                                                      52         1,474
Encore Wire Corp.                                              118         1,879
GrafTech International Ltd.*                                   376         6,674
Regal-Beloit Corp.                                             129         5,799
Superior Essex, Inc.*                                          121         2,904
                                                                     -----------
Total Electrical Equipment                                                32,156
                                                                     -----------
Electronic Equipment & Instruments--0.4%
Anixter International, Inc.*                                   188        11,707
Arrow Electronics, Inc.*                                       588        23,096
Avnet, Inc.*                                                   640        22,380
Benchmark Electronics, Inc.*                                   290         5,142
CPI International, Inc.*                                        78         1,334
Ingram Micro, Inc. Class A*                                    665        11,997
Insight Enterprises, Inc.*                                     180         3,283
LoJack Corp.*                                                   75         1,261
SYNNEX Corp.*                                                  152         2,979
Vishay Intertechnology, Inc.*                                  794         9,060
                                                                     -----------
Total Electronic Equipment & Instruments                                  92,239
                                                                     -----------
Energy Equipment & Services--2.4%
Allis-Chalmers Energy, Inc.*                                   174         2,567
Basic Energy Services, Inc.*                                   262         5,751
BJ Services Co.                                              1,615        39,180
Bronco Drilling Co., Inc.*                                     173         2,569
Cal Dive International, Inc.*                                  443         5,865
Complete Production Services, Inc.*                            522         9,380
ENSCO International, Inc.                                      934        55,685
Global Industries Ltd.*                                        415         8,889
Grant Prideco, Inc.*                                           578        32,085
Grey Wolf, Inc.*                                             1,922        10,244
Gulfmark Offshore, Inc.*                                       130         6,083
Halliburton Co.                                              3,537       134,089
Helmerich & Payne, Inc.                                        564        22,599
Hornbeck Offshore Services, Inc.*                              107         4,810
Key Energy Group, Inc.*                                        676         9,728
Lufkin Industries, Inc.                                         73         4,182
Oil States International, Inc.*                                326        11,123
Parker Drilling Co.*                                           634         4,787
Patterson-UTI Energy, Inc.                                   1,383        26,996
Pioneer Drilling Co.*                                          303         3,600
Pride International, Inc.*                                     614        20,815
Rowan Cos., Inc.                                               576        22,729
RPC, Inc.                                                      433         5,070
SEACOR Holdings, Inc.*                                         108        10,016
Superior Energy Services, Inc.*                                407        14,009
Superior Well Services, Inc.*                                  112         2,377
Tidewater, Inc.                                                340        18,652
Trico Marine Services, Inc.*                                    70         2,591

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Union Drilling, Inc.*                                          146   $     2,302
Unit Corp.*                                                    321        14,846
W-H Energy Services, Inc.*                                     145         8,150
                                                                     -----------
Total Energy Equipment & Services                                        521,769
                                                                     -----------
Food & Staples Retailing--0.0%
Andersons, Inc. (The)                                           64         2,867
Pantry, Inc. (The)*                                             84         2,195
Winn-Dixie Stores, Inc.*                                       251         4,234
                                                                     -----------
Total Food & Staples Retailing                                             9,296
                                                                     -----------
Food Products--0.6%
Archer-Daniels-Midland Co.                                   2,253       104,607
Cal-Maine Foods, Inc.                                          140         3,714
Imperial Sugar Co.                                             113         2,121
Sanderson Farms, Inc.                                          104         3,513
Seaboard Corp.                                                   8        11,760
TreeHouse Foods, Inc.*                                         110         2,529
                                                                     -----------
Total Food Products                                                      128,244
                                                                     -----------
Gas Utilities--0.3%
AGL Resources, Inc.                                            285        10,727
Atmos Energy Corp.                                             357        10,010
Nicor, Inc.                                                    161         6,818
Southern Union Co.                                             487        14,299
Southwest Gas Corp.                                            159         4,733
UGI Corp.                                                      374        10,192
                                                                     -----------
Total Gas Utilities                                                       56,779
                                                                     -----------
Health Care Equipment & Supplies--0.0%
Aspect Medical Systems, Inc.*                                  113         1,582
Palomar Medical Technologies, Inc.*                            116         1,777
                                                                     -----------
Total Health Care Equipment & Supplies                                     3,359
                                                                     -----------
Health Care Providers & Services--1.4%
Apria Healthcare Group, Inc.*                                  200         4,314
Centene Corp.*                                                 171         4,692
Cigna Corp.                                                  1,111        59,694
Emergency Medical Services Corp. Class A*                       99         2,899
Healthspring, Inc.*                                            224         4,267
LCA-Vision, Inc.                                               124         2,476
LifePoint Hospitals, Inc.*                                     219         6,513
Lincare Holdings, Inc.*                                        344        12,095
National Healthcare Corp.                                       47         2,430
Omnicare, Inc.                                                 464        10,584
WellCare Health Plans, Inc.*                                   282        11,960
WellPoint, Inc.*                                             2,042       179,145
                                                                     -----------
Total Health Care Providers & Services                                   301,069
                                                                     -----------
Hotels, Restaurants & Leisure--0.3%
AFC Enterprises, Inc.*                                         105         1,189
Ambassadors Group, Inc.                                        104         1,904
Bluegreen Corp.*                                               320         2,301
Brinker International, Inc.                                    466         9,115
Carrols Restaurant Group, Inc.*                                120         1,150
CBRL Group, Inc.                                               113         3,660
CEC Entertainment, Inc.*                                       136         3,531
Darden Restaurants, Inc.                                       514        14,242

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                       130   $     1,463
Jack in the Box, Inc.*                                         226         5,824
Ruby Tuesday, Inc.                                             328         3,198
Wyndham Worldwide Corp                                         700        16,491
                                                                     -----------
Total Hotels, Restaurants & Leisure                                       64,068
                                                                     -----------
Household Durables--1.0%
Avatar Holdings, Inc.*                                         171         7,151
Black & Decker Corp. (The)                                     279        19,432
Blyth, Inc.                                                    172         3,774
Brookfield Homes Corp.                                         303         4,787
Ethan Allen Interiors, Inc.                                    146         4,161
Fortune Brands, Inc.                                           567        41,029
Harman International Industries, Inc.                          211        15,553
Leggett & Platt, Inc.                                          580        10,115
Mohawk Industries, Inc.*                                       292        21,725
National Presto Industries, Inc.                                33         1,738
NVR, Inc.*                                                      43        22,532
Sealy Corp.                                                    339         3,793
Stanley Works (The)                                            340        16,483
Toll Brothers, Inc.*                                           749        15,025
Whirlpool Corp.                                                371        30,285
                                                                     -----------
Total Household Durables                                                 217,583
                                                                     -----------
Household Products--0.0%
Central Garden and Pet Co. Class A*                            336         1,801
                                                                     -----------
Independent Power Producers & Energy--0.3%
Mirant Corp.*                                                1,855        72,308
                                                                     -----------
Industrial Conglomerates--0.1%
Carlisle Cos., Inc.                                            252         9,332
Walter Industries, Inc.                                        224         8,048
                                                                     -----------
Total Industrial Conglomerates                                            17,380
                                                                     -----------
Insurance--16.0%
Alleghany Corp.*                                                32        12,864
Allstate Corp. (The)                                         4,667       243,757
AMBAC Financial Group, Inc.(a)                                 398        10,256
American Equity Investment Life Holding Co., Inc.              350         2,902
American Financial Group, Inc.                                 744        21,487
American International Group, Inc.                          13,626       794,397
American National Insurance Co.                                113        13,700
American Physicians Capital, Inc.                               67         2,778
Amerisafe, Inc.*                                               143         2,218
Amtrust Financial Services, Inc.                               421         5,797
Assurant, Inc.                                                 600        40,140
Baldwin & Lyons, Inc. Class B                                   94         2,581
Berkshire Hathaway, Inc. Class B*                              139       658,305
Chubb Corp. (The)                                            2,531       138,142
Cincinnati Financial Corp.                                     744        29,418
CNA Financial Corp.                                          1,544        52,064
CNA Surety Corp.*                                              233         4,611
Commerce Group, Inc.                                           288        10,362
Darwin Professional Underwriters, Inc.*                         63         1,523
Delphi Financial Group, Inc. Class A                           222         7,832
Donegal Group, Inc. Class A                                    125         2,146
EMC Insurance Group, Inc.                                       97         2,296
Employers Holdings, Inc.                                       547         9,140
Erie Indemnity Co. Class A                                     227        11,779
FBL Financial Group, Inc. Class A                              135         4,662

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Fidelity National Financial, Inc. Class A*                     858   $    12,535
First Mercury Financial Corp.*                                  92         2,245
FPIC Insurance Group, Inc.*                                     44         1,891
Genworth Financial, Inc. Class A                             2,767        70,420
Hallmark Financial Services, Inc.*                              88         1,396
Hanover Insurance Group, Inc. (The)                            268        12,274
Harleysville Group, Inc.                                       141         4,989
Hartford Financial Services Group, Inc. (The)                1,771       154,413
HCC Insurance Holdings, Inc.                                   644        18,470
Horace Mann Educators Corp.                                    244         4,621
Infinity Property & Casualty Corp.                             107         3,866
Lincoln National Corp.                                       1,240        72,193
Loews Corp.                                                  2,275       114,524
Markel Corp.*                                                   40        19,644
MBIA, Inc.                                                     751        13,991
Meadowbrook Insurance Group, Inc.*                             151         1,421
Mercury General Corp.                                          233        11,606
Metlife, Inc.                                                3,142       193,610
Midland Co. (The)                                               71         4,593
National Interstate Corp.                                       68         2,251
National Western Life Insurance Co. Class A                     20         4,147
Nationwide Financial Services, Inc. Class A                    777        34,973
Navigators Group, Inc.*                                         78         5,070
Odyssey Re Holdings Corp.                                      403        14,794
Old Republic International Corp.                             1,196        18,430
Philadelphia Consolidated Holding Co.*                         395        15,543
Phoenix Cos., Inc. (The)                                       639         7,585
Presidential Life Corp.                                        214         3,747
ProAssurance Corp.*                                            150         8,238
Progressive Corp. (The)                                      3,802        72,846
Protective Life Corp.                                          344        14,111
Reinsurance Group of America, Inc.                             319        16,741
RLI Corp.                                                      149         8,462
Safeco Corp.                                                   542        30,179
Safety Insurance Group, Inc.                                   135         4,944
SeaBright Insurance Holdings, Inc.*                            128         1,930
Selective Insurance Group, Inc.                                281         6,460
StanCorp Financial Group, Inc.                                 234        11,789
State Auto Financial Corp.                                     214         5,628
Torchmark Corp.                                                453        27,420
Transatlantic Holdings, Inc.                                   333        24,199
Travelers Cos., Inc. (The)                                   4,568       245,758
United Fire & Casualty Co.                                     188         5,469
Unitrin, Inc.                                                  243        11,662
Universal Insurance Holdings, Inc.                             293         2,171
Unum Group                                                   1,715        40,800
W.R. Berkley Corp.                                           1,280        38,157
Zenith National Insurance Corp.                                317        14,179
                                                                     -----------
Total Insurance                                                        3,501,542
                                                                     -----------
Internet & Catalog Retail--0.1%
FTD Group, Inc.                                                149         1,919
NutriSystem, Inc.*                                             238         6,421
Systemax, Inc.                                                 147         2,987
                                                                     -----------
Total Internet & Catalog Retail                                           11,327
                                                                     -----------
Internet Software & Services--0.0%
TheStreet.com, Inc.                                            131         2,086
                                                                     -----------
IT Services--0.4%
Broadridge Financial Solutions, Inc.                           458        10,273
Ciber, Inc.*                                                   225         1,375

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Convergys Corp.*                                               527   $     8,674
CSG Systems International, Inc.*                               194         2,856
Electronic Data Systems Corp.                                1,905        39,490
Global Cash Access Holdings, Inc.*                             432         2,618
infoUSA, Inc.                                                  248         2,215
MPS Group, Inc.*                                               401         4,387
SAIC, Inc.*                                                    915        18,410
                                                                     -----------
Total IT Services                                                         90,298
                                                                     -----------
Leisure Equipment & Products--0.2%
Hasbro, Inc.                                                   581        14,862
Jakks Pacific, Inc.*                                           163         3,848
Mattel, Inc.                                                 1,489        28,351
Pool Corp.                                                     186         3,688
                                                                     -----------
Total Leisure Equipment & Products                                        50,749
                                                                     -----------
Machinery--2.2%
American Railcar Industries, Inc.                               88         1,694
Ampco-Pittsburgh Corp.                                          58         2,212
Cascade Corp.                                                   44         2,044
Caterpillar, Inc.                                            2,678       194,316
Dover Corp.                                                    733        33,784
Eaton Corp.                                                    598        57,976
EnPro Industries, Inc.*                                        159         4,873
Freightcar America, Inc.                                       125         4,375
Gardner Denver, Inc.*                                          315        10,395
Hurco Cos., Inc.*                                               28         1,222
Mueller Industries, Inc.                                       154         4,464
NACCO Industries, Inc. Class A                                  43         4,287
Oshkosh Truck Corp.                                            294        13,894
Paccar, Inc.                                                 1,389        75,673
Terex Corp.*                                                   450        29,507
Timken Co. (The)                                               477        15,669
Trinity Industries, Inc.                                       556        15,435
Twin Disc, Inc.                                                 21         1,486
Wabtec Corp.                                                   173         5,958
                                                                     -----------
Total Machinery                                                          479,264
                                                                     -----------
Media--1.0%
Belo Corp. Class A                                             380         6,627
CBS Corp. Class B                                            2,544        69,323
Cinemark Holdings, Inc.                                        382         6,494
Cox Radio, Inc. Class A*                                       339         4,119
Gannett Co., Inc.                                            1,536        59,904
Gemstar-TV Guide International, Inc.*                        1,772         8,435
Getty Images, Inc.*                                            229         6,641
Harte-Hanks, Inc.                                              303         5,242
Idearc, Inc.                                                 1,186        20,826
Journal Communications, Inc. Class A                           294         2,628
Lee Enterprises, Inc.                                          310         4,542
McClatchy Co. Class A                                          552         6,911
Media General, Inc. Class A                                     82         1,743
Regal Entertainment Group Class A                              946        17,094
Scholastic Corp.*                                              157         5,478
Valassis Communications, Inc.*                                 182         2,128
                                                                     -----------
Total Media                                                              228,135
                                                                     -----------
Metals & Mining--3.1%
A.M. Castle & Co.                                              106         2,882
Alcoa, Inc.                                                  3,181       116,266

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                   425   $    36,720
Brush Engineered Materials, Inc.*                               84         3,110
Commercial Metals Co.                                          608        17,906
Freeport-McMoRan Copper & Gold, Inc.                         1,436       147,103
Metal Management, Inc.                                          94         4,280
Nucor Corp.                                                  1,349        79,888
Olympic Steel, Inc.                                             50         1,586
Quanex Corp.                                                   141         7,318
Reliance Steel & Aluminum Co.                                  409        22,168
Schnitzer Steel Industries, Inc. Class A                       108         7,466
Southern Copper Corp.                                        1,241       130,465
Steel Dynamics, Inc.                                           450        26,807
United States Steel Corp.                                      644        77,866
Universal Stainless & Alloy*                                    44         1,565
                                                                     -----------
Total Metals & Mining                                                    683,396
                                                                     -----------
Multiline Retail--1.4%
Big Lots, Inc.*                                                408         6,524
Bon-Ton Stores, Inc. (The)                                     147         1,395
Dillard's, Inc. Class A                                        462         8,676
Dollar Tree Stores, Inc.*                                      366         9,487
Family Dollar Stores, Inc.                                     542        10,423
JC Penney Co., Inc.                                          1,335        58,727
Kohl's Corp.*                                                1,270        58,166
Macy's, Inc.                                                 1,664        43,048
Nordstrom, Inc.                                              1,104        40,550
Retail Ventures, Inc.*                                         555         2,825
Sears Holdings Corp.*                                          666        67,965
Tuesday Morning Corp.                                          220         1,115
                                                                     -----------
Total Multiline Retail                                                   308,901
                                                                     -----------
Multi-Utilities--0.2%
CH Energy Group, Inc.                                           64         2,851
NiSource, Inc.                                                 968        18,285
OGE Energy Corp.                                               378        13,718
TECO Energy, Inc.                                              837        14,404
                                                                     -----------
Total Multi-Utilities                                                     49,258
                                                                     -----------
Oil, Gas & Consumable Fuels--22.3%
Alon USA Energy, Inc.                                          299         8,127
Atlas Energy Resources LLC                                     140         4,353
Aventine Renewable Energy Holdings, Inc.*                      224         2,858
Chesapeake Energy Corp.                                      2,041        80,007
Chevron Corp.                                                9,991       932,461
Cimarex Energy Co.                                             346        14,715
ConocoPhillips                                               7,568       668,254
Delek US Holdings, Inc.                                        344         6,959
Devon Energy Corp.                                           1,651       146,790
Exxon Mobil Corp.                                           22,291     2,088,445
Frontier Oil Corp.                                             607        24,632
Hess Corp.                                                   1,238       124,865
Holly Corp.                                                    361        18,371
Marathon Oil Corp.                                           4,090       248,917
Mariner Energy Inc.*                                           317         7,253
Overseas Shipholding Group, Inc.                               175        13,025
St. Mary Land & Exploration Co.                                260        10,039
Sunoco, Inc.                                                   729        52,809
Swift Energy Co.*                                              154         6,781
Tesoro Corp.                                                   822        39,209
USEC, Inc.*                                                    653         5,877
Vaalco Energy, Inc.*                                           301         1,400

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Valero Energy Corp.                                          3,941   $   275,988
Western Refining, Inc.                                         575        13,921
World Fuel Services Corp.                                      103         2,990
XTO Energy, Inc.                                             1,762        90,509
                                                                     -----------
Total Oil, Gas & Consumable Fuels                                      4,889,555
                                                                     -----------
Paper & Forest Products--0.0%
Buckeye Technologies, Inc.*                                    140         1,750
Neenah Paper, Inc.                                              61         1,778
Wausau Paper Corp.                                             192         1,726
                                                                     -----------
Total Paper & Forest Products                                              5,254
                                                                     -----------
Personal Products--0.1%
NBTY, Inc.*                                                    364         9,974
Prestige Brands Holdings, Inc.*                                280         2,094
USANA Health Sciences, Inc.*                                    58         2,151
                                                                     -----------
Total Personal Products                                                   14,219
                                                                     -----------
Pharmaceuticals--1.1%
Caraco Pharmaceutical Laboratories, Inc.*                      114         1,955
King Pharmaceuticals, Inc.*                                  1,024        10,486
Salix Pharmaceuticals Ltd.*                                    180         1,418
Sepracor, Inc.*                                                404        10,605
Viropharma, Inc.*                                              555         4,407
Wyeth                                                        4,792       211,758
                                                                     -----------
Total Pharmaceuticals                                                    240,629
                                                                     -----------
Real Estate Investment Trusts--0.8%
Boston Properties, Inc.                                        578        53,066
CapitalSource, Inc.                                            776        13,650
Colonial Properties Trust                                      688        15,569
iStar Financial, Inc.                                          576        15,005
Medical Properties Trust, Inc.                                 195         1,987
Mission West Properties, Inc.                                  124         1,179
National Health Investors, Inc.                                162         4,520
One Liberty Properties, Inc.                                    80         1,470
Prologis                                                       943        59,767
Ramco-Gershenson Properties Trust                              113         2,415
Resource Capital Corp.                                         134         1,248
                                                                     -----------
Total Real Estate Investment Trusts                                      169,876
                                                                     -----------
Real Estate Management & Development--0.1%
CB Richard Ellis Group, Inc. Class A*                          910        19,610
Jones Lang LaSalle, Inc.                                       142        10,105
                                                                     -----------
Total Real Estate Management & Development                                29,715
                                                                     -----------
Road & Rail--0.5%
Arkansas Best Corp.                                            126         2,764
Con-way, Inc.                                                  209         8,682
Norfolk Southern Corp.                                       1,426        71,927
Old Dominion Freight Line, Inc.*                               173         3,998
Ryder System, Inc.                                             250        11,753
Universal Truckload Services, Inc.*                             55         1,054
YRC Worldwide, Inc.*                                           436         7,451
                                                                     -----------
Total Road & Rail                                                        107,629
                                                                     -----------

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Semiconductors & Semiconductor--0.0%
Trident Microsystems, Inc.*                                    248   $     1,627
                                                                     -----------
Semiconductors & Semiconductor Equipment--0.3%
Advanced Energy Industries, Inc.*                              247         3,231
Amkor Technology, Inc.*                                      1,179        10,057
Cymer, Inc.*                                                   116         4,516
MKS Instruments, Inc.*                                         287         5,493
Novellus Systems, Inc.*                                        402        11,083
ON Semiconductor Corp.*                                      1,465        13,009
Photronics, Inc.*                                              176         2,195
RF Micro Devices, Inc.*                                      1,258         7,183
Silicon Image, Inc.*                                           419         1,894
                                                                     -----------
Total Semiconductors & Semiconductor Equipment                            58,661
                                                                     -----------
Software--0.0%
i2 Technologies, Inc.*                                         112         1,411
Parametric Technology Corp.*                                   501         8,943
                                                                     -----------
Total Software                                                            10,354
                                                                     -----------
Specialty Retail--3.3%
Aaron Rents, Inc.                                              204         3,925
Advance Auto Parts, Inc.                                       348        13,221
American Eagle Outfitters, Inc.                                942        19,565
Asbury Automotive Group, Inc.                                  181         2,724
AutoNation, Inc.*                                              993        15,550
Autozone, Inc.*                                                279        33,455
Bed Bath & Beyond, Inc.*                                     1,002        29,449
Big 5 Sporting Goods Corp.                                     104         1,500
Brown Shoe Co, Inc.                                            168         2,549
Build-A-Bear Workshop, Inc.*                                    92         1,283
Cabela's, Inc.*                                                269         4,054
Casual Male Retail Group, Inc.*                                334         1,730
Cato Corp. (The) Class A                                       160         2,506
Charlotte Russe Holding, Inc.*                                 120         1,938
Charming Shoppes, Inc.*                                        860         4,653
Chico's FAS, Inc.*                                             714         6,447
Childrens Place Retail Stores, Inc. (The)*                     128         3,319
Coldwater Creek, Inc.*                                         350         2,342
Collective Brands, Inc.*                                       414         7,199
Conn's, Inc.*                                                  121         2,070
Dress Barn, Inc.*                                              377         4,716
Foot Locker, Inc.                                              629         8,592
Genesco, Inc.*                                                  90         3,402
Group 1 Automotive, Inc.                                       148         3,515
Gymboree Corp.*                                                122         3,716
Home Depot, Inc.                                             8,247       222,174
JOS A Bank Clothiers, Inc.*                                     96         2,731
Limited Brands, Inc.                                         2,055        38,901
Lithia Motors, Inc. Class A                                    143         1,963
Lowe's Cos., Inc.                                            6,673       150,943
Men's Wearhouse, Inc. (The)                                    261         7,042
New York & Co., Inc.*                                          258         1,646
Office Depot, Inc.*                                          1,626        22,618
OfficeMax, Inc.                                                412         8,512
Penske Auto Group, Inc.                                        335         5,849
RadioShack Corp.                                               672        11,330
Rent-A-Center, Inc.*                                           581         8,436
Ross Stores, Inc.                                              507        12,964
Select Comfort Corp.*                                          226         1,584
Sherwin-Williams Co. (The)                                     501        29,078
Sonic Automotive, Inc. Class A                                 342         6,621

                      See Notes to Schedule of Investments.

WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Stage Stores, Inc.                                             185   $     2,738
Stein Mart, Inc.                                               297         1,408
Tween Brands, Inc.*                                            124         3,284
                                                                     -----------
Total Specialty Retail                                                   723,242
                                                                     -----------
Textiles, Apparel & Luxury Goods--0.4%
Cherokee, Inc.                                                  58         1,872
Columbia Sportswear Co.                                        148         6,525
Jones Apparel Group, Inc.                                      816        13,048
K-Swiss, Inc. Class A                                          145         2,625
Maidenform Brands, Inc.*                                       143         1,935
Movado Group, Inc.                                              97         2,453
Oxford Industries, Inc.                                         94         2,422
Perry Ellis International, Inc.*                                97         1,492
Phillips-Van Heusen Corp.                                      216         7,962
Skechers U.S.A., Inc. Class A*                                 183         3,570
Steven Madden Ltd.*                                            100         2,000
VF Corp.                                                       421        28,905
Weyco Group, Inc.                                               47         1,293
Wolverine World Wide, Inc.                                     204         5,002
                                                                     -----------
Total Textiles, Apparel & Luxury Goods                                    81,104
                                                                     -----------
Thrifts & Mortgage Finance--0.6%
Anchor Bancorp Wisconsin, Inc.                                  79         1,858
BankUnited Financial Corp. Class A                             538         3,712
Corus Bankshares, Inc.(a)                                      853         9,102
Downey Financial Corp.                                         162         5,040
Federal Agricultural Mortgage Corp. Class C                     47         1,237
First Financial Holdings, Inc.                                  52         1,426
First Place Financial Corp.                                     94         1,315
FirstFed Financial Corp.*                                      176         6,304
Ocwen Financial Corp.*                                         554         3,069
PFF Bancorp, Inc.                                              100         1,204
PMI Group, Inc. (The)                                          808        10,730
TierOne Corp.                                                   77         1,706
Washington Mutual, Inc.                                      6,472        88,083
WSFS Financial Corp.                                            28         1,406
                                                                     -----------
Total Thrifts & Mortgage Finance                                         136,192
                                                                     -----------
Tobacco--0.0%
Universal Corp.                                                106         5,429
                                                                     -----------
Trading Companies & Distributors--0.3%
Applied Industrial Technologies, Inc.                          153         4,440
Beacon Roofing Supply, Inc.*                                   154         1,297
GATX Corp.                                                     242         8,877
H&E Equipment Services, Inc.*                                  206         3,889
Houston Wire & Cable Co.                                       116         1,640
Rush Enterprises, Inc. Class A*                                179         3,254
TAL International Group, Inc.                                  117         2,664
United Rentals, Inc.*                                          650        11,934
Watsco, Inc.                                                   112         4,117
WESCO International, Inc.*                                     325        12,883
                                                                     -----------
Total Trading Companies & Distributors                                    54,995
                                                                     -----------

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Low P/E Fund
December 31, 2007
================================================================================
Investments                                                 Shares         Value
--------------------------------------------------------------------------------
Wireless Telecommunication Services--0.0%
Syniverse Holdings, Inc.*                                      325   $     5,064
USA Mobility, Inc.*                                            181         2,588
                                                                     -----------
Total Wireless Telecommunication Services                                  7,652
                                                                     -----------
TOTAL COMMON STOCKS
(Cost: $22,920,332)                                                   21,800,868
                                                                     ===========
INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED--0.3%
MONEY MARKET FUND(b)--0.3%
UBS Private Money Market Fund LLC, 4.78%
(Cost: $66,645)(c)                                          66,645        66,645
                                                                     ===========

TOTAL INVESTMENTS IN SECURITIES --99.7%
(Cost: $22,986,977)(d)                                                21,867,513

Cash and Other Assets in Excess of
  Liabilities--0.3%                                                       60,964
                                                                     -----------

NET ASSETS--100.0%                                                   $21,928,477
                                                                     ===========

*     Non-income producing security.
(a)   Security, or portion thereof, was on loan at December 31, 2007.
(b)   Interest rates shown reflect yields as of December 31, 2007.
(c) At December 31, 2007, the total market value of the Fund's securities on loan was $19,811 and the total market value of the collateral held by the Fund was $66,645.
(d) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

WisdomTree Low P/E Fund

Industry Breakdown+ as of 12/31/07


Energy                                                 24.7%
Diversified Financials                                 20.5%
Insurance                                              16.0%
Banks                                                   9.6%
Materials                                               5.3%
Retailing                                               4.8%
Technology Hardware & Equipment                         3.1%
Capital Goods                                           3.0%
Consumer Durables & Apparel                             1.6%
Utilities                                               1.4%
Health Care Equipment & Services                        1.4%
Transportation                                          1.1%
Pharmaceuticals, Biotechnology & Life Sciences          1.1%
Telecommunication Services                              1.1%
Media                                                   1.0%
Real Estate                                             0.9%
Commercial Services & Supplies                          0.6%
Food, Beverage & Tobacco                                0.6%
Software & Services                                     0.5%
Automobiles & Components                                0.4%
Consumer Services                                       0.3%
Semiconductors & Semiconductor Equipment                0.3%
Household & Personal Products                           0.1%
Food & Staples Retailing                                0.0%#
Other                                                   0.6%



+ The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
# Amount represents less than 0.05%

Notes to Schedule of Investments (unaudited)

1.    ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of December 31, 2007, the Trust offered 39 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on June 16, 2006, with the exception of the international dividend sector funds, domestic earnings funds, International Real Estate Fund, Emerging Markets High-Yielding Equity Fund and Emerging Markets SmallCap Dividend Fund which commenced operations on October 13, 2006, February 23, 2007, June 5, 2007, July 13, 2007 and October 30, 2007, respectively.

These notes relate to the schedule of investments for WisdomTree Total Dividend Fund ("Total Dividend Fund"), WisdomTree High-Yielding Equity Fund ("High-Yielding Equity Fund"), WisdomTree Dividend Top 100 Fund ("Dividend Top 100 Fund"), WisdomTree LargeCap Dividend Fund ("LargeCap Dividend Fund"), WisdomTree MidCap Dividend Fund ("MidCap Dividend Fund"), WisdomTree SmallCap Dividend Fund ("SmallCap Dividend Fund"), WisdomTree DEFA Fund ("DEFA Fund"), WisdomTree DEFA High-Yielding Equity Fund ("DEFA High-Yielding Equity Fund"), WisdomTree Europe Total Dividend Fund ("Europe Total Dividend Fund"), WisdomTree Europe High-Yielding Equity Fund ("Europe High-Yielding Equity Fund"), WisdomTree Europe SmallCap Dividend Fund ("Europe SmallCap Dividend Fund"), WisdomTree Japan Total Dividend Fund ("Japan Total Dividend Fund"),WisdomTree Japan High-Yielding Equity Fund ("Japan High-Yielding Equity Fund"), WisdomTree Japan SmallCap Dividend Fund ("Japan SmallCap Dividend Fund"), WisdomTree Pacific ex-Japan Total Dividend Fund ("Pacific ex-Japan Total Dividend Fund"), WisdomTree Pacific ex-Japan High-Yielding Equity Fund ("Pacific ex-Japan High-Yielding Equity Fund"), WisdomTree International LargeCap Dividend Fund ("International LargeCap Dividend Fund"), WisdomTree International Dividend Top 100 Fund ("International Dividend Top 100 Fund"), WisdomTree International MidCap Dividend Fund ("International MidCap Dividend Fund"), WisdomTree International SmallCap Dividend Fund ("International SmallCap Dividend Fund"), WisdomTree International Real Estate Fund ("International Real Estate Fund") WisdomTree Emerging Markets High-Yielding Fund ("Emerging Markets High-Yielding Fund") WisdomTree Emerging Markets SmallCap Dividend Fund ("Emerging Markets SmallCap Dividend Fund") WisdomTree International Basic Materials Sector Fund ("International Basic Materials Sector Fund"), WisdomTree International Communications Sector Fund ("International Communications Sector Fund"), WisdomTree International Consumer Cyclical Sector Fund ("International Consumer Cyclical Sector Fund"), WisdomTree International Consumer Non-Cyclical Sector Fund ("International Consumer Non-Cyclical Sector Fund"), WisdomTree International Energy Sector Fund ("International Energy Sector Fund"), WisdomTree International Financial Sector Fund ("International Financial Sector Fund"), WisdomTree International Health Care Sector Fund ("International Health Care Sector Fund"), WisdomTree International Industrial Sector Fund ("International Industrial Sector Fund"), WisdomTree International Technology Sector Fund ("International Technology Sector Fund"), WisdomTree International Utilities Sector Fund ("International Utilities Sector Fund"), WisdomTree Total Earnings Fund ("Total Earnings Fund"), WisdomTree Earnings 500 Fund ("Earnings 500 Fund"), WisdomTree MidCap Earnings Fund ("MidCap Earnings Fund"), WisdomTree SmallCap Earnings Fund ("SmallCap Earnings Fund"), WisdomTree Earnings Top 100 Fund ("Earnings Top 100 Fund"), and the WisdomTree Low P/E Fund ("Low P/E Fund").

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index ("Index") developed by WisdomTree Investments, Inc. Each Index consists of dividend paying securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. "WisdomTree", "WisdomTree Investments", and "International Dividend Top 100" and "Dividend Top 100" are service marks of WisdomTree Investments licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:oo p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

(d) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

(e) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3.    FEDERAL INCOME TAXES

At December 31, 2007, the cost of investments (including securities on loan) for Federal income tax purposes were substantially the same, as for book purposes, as indicated below:

------------------------------------------------------------------------------------------------------------------------
                                                                                                           Net
                                                                          Gross          Gross         Unrealized
                                                                        Unrealized     Unrealized     Appreciation/
Fund                                                      Tax Cost     Appreciation   Depreciation   (Depreciation)
------------------------------------------------------------------------------------------------------------------------
Total Dividend Fund                                     $100,866,188   $  4,655,775   $ (8,438,672)   $ (3,782,897)
------------------------------------------------------------------------------------------------------------------------
High-Yielding Equity Fund                                161,924,584      3,922,109    (22,265,410)    (18,343,301)
------------------------------------------------------------------------------------------------------------------------
Dividend Top 100 Fund                                    216,990,092      3,368,284    (21,859,478)    (18,491,194)
------------------------------------------------------------------------------------------------------------------------
LargeCap Dividend Fund                                   256,048,701     12,224,422    (21,499,672)     (9,275,250)
------------------------------------------------------------------------------------------------------------------------
MidCap Dividend Fund                                     110,559,264      1,332,629    (12,360,169)    (11,027,540)
------------------------------------------------------------------------------------------------------------------------
SmallCap Dividend Fund                                   115,576,655        937,505    (19,073,723)    (18,136,218)
------------------------------------------------------------------------------------------------------------------------
DEFA Fund                                                422,184,132     35,282,833    (15,333,424)     19,949,409
------------------------------------------------------------------------------------------------------------------------
DEFA High-Yielding Equity Fund                           260,071,054     27,763,652    (14,090,378)     13,673,274
------------------------------------------------------------------------------------------------------------------------
Europe Total Dividend Fund                                49,692,868      7,296,742     (2,224,549)      5,072,193
------------------------------------------------------------------------------------------------------------------------
Europe High-Yielding Equity Fund                          56,457,985      5,962,160     (2,945,857)      3,016,303
------------------------------------------------------------------------------------------------------------------------
Europe SmallCap Dividend Fund                             77,463,101      3,678,680    (12,175,381)     (8,496,701)
------------------------------------------------------------------------------------------------------------------------
Japan Total Dividend Fund                                 43,696,537      2,062,828     (4,145,629)     (2,082,801)
------------------------------------------------------------------------------------------------------------------------
Japan High-Yielding Equity Fund                           49,317,379        403,888     (6,356,162)     (5,952,274)
------------------------------------------------------------------------------------------------------------------------
Japan SmallCap Dividend Fund                              86,515,687      2,029,485    (11,456,941)     (9,427,456)
------------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan Total Dividend Fund                     209,120,944     27,182,059     (3,405,505)     23,776,554
------------------------------------------------------------------------------------------------------------------------
Pacific ex-Japan High-Yielding Equity Fund               103,098,853      9,251,796     (3,206,639)      6,045,157
------------------------------------------------------------------------------------------------------------------------
International LargeCap Dividend Fund                     158,855,568     21,700,894     (5,753,223)     15,947,671
------------------------------------------------------------------------------------------------------------------------
International Dividend Top 100 Fund                      475,502,839     45,725,265    (20,369,679)     25,355,586
------------------------------------------------------------------------------------------------------------------------
International MidCap Dividend Fund                       258,241,473     16,476,011    (23,276,308)      6,800,297
------------------------------------------------------------------------------------------------------------------------
International SmallCap Dividend Fund                     725,073,424     40,859,191    (65,131,593)     24,272,402
------------------------------------------------------------------------------------------------------------------------
International Real Estate Fund                           108,996,881      5,771,497     (6,071,413)       (299,916)
------------------------------------------------------------------------------------------------------------------------
Emerging Markets High-Yielding Equity Fund               133,039,680      9,267,173     (4,033,786)      5,233,387
------------------------------------------------------------------------------------------------------------------------
Emerging Markets SmallCap Dividend Fund                   34,761,684        464,223     (2,348,320)     (1,884,097)
------------------------------------------------------------------------------------------------------------------------
International Basic Materials Sector Fund                106,835,919     12,003,799     (6,913,982)      5,089,817
------------------------------------------------------------------------------------------------------------------------
International Communications Sector Fund                  37,570,349      5,947,802       (796,445)      5,151,357
------------------------------------------------------------------------------------------------------------------------
International Consumer Cyclical Fund                       5,229,079        901,349       (326,117)        575,232
------------------------------------------------------------------------------------------------------------------------
International Consumer Non-Cyclical Fund                  27,249,101      3,622,273       (835,406)      2,786,867
------------------------------------------------------------------------------------------------------------------------
International Energy Sector Fund                          52,943,197      5,188,279       (933,592)      4,254,687
------------------------------------------------------------------------------------------------------------------------
International Financial Sector Fund                       21,690,231      1,471,386     (1,729,083)       (257,697)
------------------------------------------------------------------------------------------------------------------------
International Health Care Sector Fund                     27,755,051      1,857,881     (1,640,206)        217,675
------------------------------------------------------------------------------------------------------------------------
International Industrial Sector Fund                      45,315,554      4,018,758     (3,052,950)        965,808
------------------------------------------------------------------------------------------------------------------------
International Technology Sector Fund                      10,644,676        316,661     (1,100,419)       (783,758)
------------------------------------------------------------------------------------------------------------------------
International Utilities Sector Fund                       92,436,049      6,181,086       (645,049)      5,536,037
------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited) (concluded)

------------------------------------------------------------------------------------------------------------------------
                                                                          Gross          Gross             Net
                                                                        Unrealized     Unrealized      Unrealized
Fund                                                      Tax Cost     Appreciation   Depreciation    Depreciation
------------------------------------------------------------------------------------------------------------------------
Total Earnings Fund                                     $ 18,468,480   $    366,206   $ (1,377,001)   $ (1,010,795)
------------------------------------------------------------------------------------------------------------------------
Earnings 500 Fund                                         56,679,298      2,368,320     (3,359,390)       (991,070)
------------------------------------------------------------------------------------------------------------------------
MidCap Earnings Fund                                      35,616,909        349,944     (2,833,067)     (2,483,123)
------------------------------------------------------------------------------------------------------------------------
SmallCap Earnings Fund                                    19,252,853        346,498     (2,256,656)     (1,910,158)
------------------------------------------------------------------------------------------------------------------------
Earnings Top 100 Fund                                     15,952,755        250,342     (1,222,598)       (972,256)
------------------------------------------------------------------------------------------------------------------------
Low P/E Fund                                              22,986,977        496,954     (1,616,418)     (1,119,464)
------------------------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      (i) Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) WisdomTree Trust.
             -------------------------------------------------------------------


By:  /s/ Jonathan L. Steinberg
     ---------------------------------------------------------------------------
         Jonathan L. Steinberg
         President

Date:  February 29, 2008
     ---------------------------------------------------------------------------



By:  /s/ Bruce Lavine
     ---------------------------------------------------------------------------
         Bruce Lavine
         Treasurer

Date: February 29, 2008
     ---------------------------------------------------------------------------



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Jonathan L. Steinberg
     ---------------------------------------------------------------------------
        Jonathan L. Steinberg
        President

Date: February 29, 2008
     ---------------------------------------------------------------------------


By:  /s/ Bruce Lavine
     ---------------------------------------------------------------------------
         Bruce Lavine
         Treasurer

Date: February 29, 2008
     ---------------------------------------------------------------------------